                                          Registration Nos. 333-141019/811-22024
                                                                  Preferred Plus

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 5

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 13

                   COMMONWEALTH ANNUITY SEPARATE ACCOUNT A OF
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)


                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               (Name of Depositor)
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Address of Depositor's Principal Executive Office)

         Scott D. Silverman, Senior Vice President, General Counsel and
                              Corporate Secretary
                 Commonwealth Annuity and Life Insurance Company
                          132 Turnpike Road, Suite 210
                        Southborough, Massachusetts 01772
                            Telephone: (508) 460-2400
               (Name and Address of Agent for Service of Process)

             It is proposed that this filing will become effective:

          immediately upon filing pursuant to paragraph (b) of Rule 485

|X|   on April 29, 2011 pursuant to paragraph (b) of Rule 485

|_|   60 days after filing pursuant to paragraph (a) (1) of Rule 485

|_|   on (date) pursuant to paragraph (a) (1) of Rule 485

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                           VARIABLE ANNUITY CONTRACTS

Pursuant to Reg. Section 270.24f 2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ended December 31, 2010 and will be filed on or before March 30, 2011.

                                 PROSPECTUS FOR
                  FLEXIBLE PREMIUM FIXED AND VARIABLE DEFERRED
                               ANNUITY CONTRACTS

                            ------------------------

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                            ------------------------

                     CWA VA PREFERRED PLUS VARIABLE ANNUITY
                                   ISSUED BY
                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                HOME OFFICE:                          SERVICE CENTER MAILING ADDRESS:
          132 Turnpike Road, Suite                         210 P.O. Box 758550
           Southborough, MA 01772                        Topeka, Kansas 66675-8550
               1-866-297-7531                                 1-800-457-8803


This Prospectus describes flexible premium fixed and variable deferred annuity contracts (the "Contract") issued by Commonwealth Annuity and Life Insurance Company ("we" "Company" or "Commonwealth Annuity"). The Contract is designed to provide annuity benefits for retirement which may or may not qualify for certain federal tax advantages. This Prospectus describes both Qualified Contracts and Non-Qualified Contracts, and the Contract may be purchased by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. The Contract is not available for sale to other types of purchasers without our prior approval. INVESTING IN THE CONTRACT INVOLVES RISKS, INCLUDING POSSIBLE LOSS OF SOME OR ALL OF YOUR INVESTMENT. REPLACING YOUR EXISTING ANNUITY OR LIFE INSURANCE POLICY WITH THE CONTRACT MAY NOT BE TO YOUR ADVANTAGE. The Contract may not be purchased if any proposed Owner or any proposed Annuitant has attained age 80 on the date of application.


This is a bonus annuity. The overall expenses for the Contract may be higher than the expenses for a similar contract that does not credit a Purchase Payment Bonus ("PPB"). The PPB is paid for with higher withdrawal charges and higher mortality and expense risk charges. Over time, the value of the PPB could be more than offset by these charges. We offer other variable annuities with lower fees. You should carefully consider whether or not this Contract is the best product for you.

THE CONTRACTS ARE NOT INSURED BY THE FDIC. THEY ARE OBLIGATIONS OF THE ISSUING INSURANCE COMPANY AND NOT A DEPOSIT OF, OR GUARANTEED BY, ANY BANK OR SAVINGS INSTITUTION AND ARE SUBJECT TO RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

THIS PROSPECTUS CONTAINS IMPORTANT INFORMATION ABOUT THE CONTRACTS THAT YOU SHOULD KNOW BEFORE INVESTING. YOU SHOULD READ IT BEFORE INVESTING AND KEEP IT FOR FUTURE REFERENCE. WE HAVE FILED A STATEMENT OF ADDITIONAL INFORMATION ("SAI") WITH THE SECURITIES AND EXCHANGE COMMISSION. THE CURRENT SAI HAS THE SAME DATE AS THIS PROSPECTUS AND IS INCORPORATED BY REFERENCE IN THIS PROSPECTUS. YOU MAY OBTAIN A FREE COPY BY WRITING US AT OUR SERVICE CENTER OR CALLING 1-800-457-8803. A TABLE OF CONTENTS FOR THE SAI APPEARS AT THE END OF THIS PROSPECTUS. YOU MAY ALSO FIND THIS PROSPECTUS AND OTHER INFORMATION ABOUT THE SEPARATE ACCOUNT REQUIRED TO BE FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC") AT THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                        PROSPECTUS DATED APRIL 30, 2011

You may allocate Purchase Payments and/or transfer Contract Value to the Fixed Account or to one or more of the variable Investment Options, each of which is a Subaccount of the Commonwealth Annuity Separate Account A. Currently, you may choose among Subaccounts that invest in the following Insurance Funds (certain funds may not be available in all states):

GOLDMAN SACHS VARIABLE INSURANCE TRUST(SERVICE SHARES)

- Goldman Sachs VIT Core Fixed Income Fund

- Goldman Sachs VIT Equity Index Fund

- Goldman Sachs VIT Government Income Fund

- Goldman Sachs VIT Growth Opportunities Fund

- Goldman Sachs VIT Large Cap Value Fund

- Goldman Sachs VIT Mid Cap Value Fund

- Goldman Sachs VIT Money Market Fund

- Goldman Sachs VIT Strategic Growth Fund

- Goldman Sachs VIT Strategic International Equity Fund

- Goldman Sachs VIT Structured Small Cap Equity Fund

- Goldman Sachs VIT Structured U.S. Equity Fund


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II
  SHARES)


- Invesco V.I. Core Equity Fund

- Invesco V.I. Global Health Care Fund

- Invesco V.I. Leisure Fund

ALLIANCEBERNSTEIN VARIABLE PRODUCTSSERIES FUND, INC. (CLASS B)

- AllianceBernstein VPS Intermediate Bond Portfolio

- AllianceBernstein VPS International Value Portfolio

- AllianceBernstein VPS Small Cap Growth Portfolio

- AllianceBernstein VPS Small/Mid Cap Value Portfolio

FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS (SERVICE CLASS 2)

- Fidelity VIP Contrafund-Registered Trademark- Portfolio

- Fidelity VIP Disciplined Small Cap Portfolio

- Fidelity VIP Equity-Income Portfolio

- Fidelity VIP Freedom Income Portfolio

- Fidelity VIP Freedom 2005 Portfolio

- Fidelity VIP Freedom 2010 Portfolio

- Fidelity VIP Freedom 2015 Portfolio

- Fidelity VIP Freedom 2020 Portfolio

- Fidelity VIP Freedom 2025 Portfolio

- Fidelity VIP Freedom 2030 Portfolio

- Fidelity VIP Freedom 2035 Portfolio

- Fidelity VIP Freedom 2040 Portfolio

- Fidelity VIP Freedom 2045 Portfolio

- Fidelity VIP Freedom 2050 Portfolio

- Fidelity VIP Growth Opportunities Portfolio

- Fidelity VIP Index 500 Portfolio

- Fidelity VIP Mid Cap Portfolio

- Fidelity VIP Overseas Portfolio

- Fidelity VIP Strategic Income Portfolio


FRANKLIN TEMPLETON INSURANCE PRODUCTS TRUST (CLASS 2)


- FT VIP Franklin Income Securities Fund

- FT VIP Franklin Small Cap Value Securities Fund

- FT VIP Mutual Global Discovery Securities Fund

- FT VIP Mutual Shares Securities Fund

- FT VIP Templeton Growth Securities Fund

JANUS ASPEN SERIES (SERVICE SHARES)

- Janus Aspen Enterprise Portfolio

- Janus Aspen Forty Portfolio

- Janus Aspen Perkins Mid Cap Value Portfolio

MFS-REGISTERED TRADEMARK- VARIABLE INSURANCE TRUST-SM- (SERVICE CLASS)

- MFS-Registered Trademark- New Discovery Series

- MFS-Registered Trademark- Utilites Series

OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

- Oppenheimer Balanced Fund/VA

- Oppenheimer Global Securities Fund/VA

- Oppenheimer Global Strategic Income Fund/VA

- Oppenheimer High Income Fund/VA


- Oppenheimer Main Street Small- & Mid-Cap Fund-Registered Trademark-/VA


PIONEER VARIABLE CONTRACTS TRUST (CLASS I)

- Pioneer Growth Opportunities VCT Portfolio

PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

- Pioneer Cullen Value VCT Portfolio

- Pioneer Emerging Markets VCT Portfolio

- Pioneer Mid Cap Value VCT Portfolio

In addition, Qualified Contracts also may choose among Subaccounts that invest in the following Publicly-Available Funds:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Equity Growth Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs International Real Estate Security Fund (Class A)

    - Goldman Sachs Real Estate Securities Fund (Class A)


    - Goldman Sachs Technology Tollkeeper Fund (Class A)


Many of the Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees or charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

NOTE: If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments and transfer Contract Value. You may only allocate your Purchase Payments and transfer your Contract Value among the following Investment
Options:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs VIT Money Market Fund (Service Shares


If you elected the GLWB Rider, you may not allocate any portion of your Purchase Payments or Contract Value to any Investment Option not listed above. You may not allocate Purchase Payments or transfer Contract Value to the Fixed Account. We reserve the right to impose additional restrictions on Investment Options at any time. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)



You may contact our Service Office at 1-800-457-8803 to request prospectuses for any of the underlying funds that are available as investment options under your Contract.

                               TABLE OF CONTENTS


                                                                               PAGE
                                                                            ----------
DEFINITIONS...............................................................           7
SUMMARY OF EXPENSES.......................................................          10
DISTRIBUTION COSTS........................................................          13
SUMMARY...................................................................          14
COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS..................          17
    Commonwealth Annuity and Life Insurance Company.......................          17
    The Separate Account..................................................          17
    The Funds.............................................................          17
THE CONTRACTS.............................................................          27
    A.   GENERAL INFORMATION..............................................          27
         1.   Purchase Payments...........................................          27
         2.   Free Look Period............................................          27
         3.   Owners, Annuitants, and Beneficiaries.......................          28
         4.   Assignment..................................................          29
    B.   PURCHASE PAYMENT BONUS...........................................          30
    C.   LIMITATIONS ON YOUR PURCHASE PAYMENT BONUS.......................          30
    D.   THE ACCUMULATION PERIOD..........................................          30
         1.   Application of Purchase Payments............................          30
         2.   Accumulation Unit Value.....................................          31
         3.   Contract Value..............................................          32
         4.   Transfers During The Accumulation Period....................          32
         5.   Disruptive Trading..........................................          34
         6.   Withdrawals and Surrenders During The Accumulation Period...          36
         7.   Death Benefits..............................................          38
         8.   Loans.......................................................          42
         9.   Telephone and Facsimile Transactions........................          43
CONTRACT CHARGES AND EXPENSES.............................................          44
    A.   ASSET-BASED CHARGES..............................................          44
    B.   CONTRACT FEE.....................................................          45
    C.   WITHDRAWAL CHARGE................................................          45
    D.   COMMUTATION CHARGE...............................................          50
    E.   INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES....................          51
    F.   STATE PREMIUM TAXES..............................................          51
    G.   REDUCTION OR ELIMINATION OF CERTAIN CHARGES......................          51
THE ANNUITY PERIOD........................................................          53
PAYMENTS TO CONTRACT OWNERS...............................................          59
FEDERAL TAX MATTERS.......................................................          60
    A.   INTRODUCTION.....................................................          60
    B.   OUR TAX STATUS...................................................          60
    C.   TAXATION OF ANNUITIES IN GENERAL.................................          60
    D.   QUALIFIED PLANS..................................................          64
    E.   FEDERAL INCOME TAX WITHHOLDING...................................          68
    F.   OTHER TAX ISSUES.................................................          68
    G.   SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS.................          69
DISTRIBUTION OF CONTRACTS.................................................          71
VOTING RIGHTS.............................................................          72
REPORTS TO CONTRACT OWNERS AND INQUIRIES..................................          72
DOLLAR COST AVERAGING.....................................................          72

                                                                               PAGE
                                                                            ----------
AUTOMATIC ASSET REBALANCING...............................................          73
SYSTEMATIC WITHDRAWAL PLAN................................................          74
SPECIAL CONSIDERATIONS....................................................          74
LEGAL PROCEEDINGS.........................................................          74
TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION....................          75
FINANCIAL STATEMENTS......................................................          75
APPENDIX A--FIXED ACCOUNT.................................................         A-1
APPENDIX B--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED
  AND VARIABLE ANNUITY IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE
  STATEMENT...............................................................         B-1
APPENDIX C--CONDENSED FINANCIAL INFORMATION...............................         C-1
APPENDIX D--GUARANTEED LIFETIME WITH DRAWAL BENEFIT ("GLWB") RIDER........         D-1

                                  DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

ACCUMULATION PERIOD--The period between the Date of Issue of a Contract and the Annuity Date.

ACCUMULATION UNIT--A unit of measurement used to determine the value of each Subaccount during the Accumulation Period. Each Subaccount will have an Accumulation Unit for each combination of charges.

ANNUITANT--The person(s) during whose lifetime the annuity is to be paid. When two people are named as joint Annuitants, the term "Annuitant" means the joint Annuitants or the survivor.

ANNUITY DATE--The Valuation Date on which annuity payments are to commence. Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's
90th birthday.

ANNUITY OPTION--One of several forms in which annuity payments can be made.

ANNUITY PERIOD--The period starting on the Annuity Date during which we make annuity payments to you.

ANNUITY UNIT--A unit of measurement used to determine the amount of Variable Annuity payments after the first payment.

BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. (see Primary Beneficiary and Contingent Beneficiary).

CODE--The Internal Revenue Code of 1986, as amended.

COMPANY ("WE", "US", "OUR", "COMMONWEALTH ANNUITY")--Commonwealth Annuity and Life Insurance Company.

CONTINGENT BENEFICIARY--The person designated to receive any benefits under a Contract upon your death should all Primary Beneficiaries predecease you. In the event that a Contingent Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, the benefits will be paid to your estate (see Beneficiary and Primary Beneficiary).

CONTRACT--A Flexible Premium Fixed and Variable Deferred Annuity Contract.

CONTRACT ANNIVERSARY--The same date each year as the Date of Issue. If there is no Valuation Date in a year that coincides with the Date of Issue, the Contract Anniversary is the next Valuation Date.

CONTRACT VALUE--The sum of your Fixed Account Contract Value and Separate Account Contract Value.

CONTRACT YEAR--A period of twelve consecutive months starting on the Date of Issue or on any Contract Anniversary.

CONTRIBUTION YEAR--Each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. We only refer to Contribution Years for purposes of calculating the withdrawal charge. For example, if you make an initial Purchase Payment of $15,000 and then during the fourth Contract Year you make an additional Purchase Payment of $10,000, the fifth Contract Year will be the fifth Contribution Year with respect to the initial Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) and the second Contribution Year with respect to the $10,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB).

DATE OF ISSUE--The date on which the first Contract Year commences.

DEBT--The principal of any outstanding loan from the Fixed Account Contract Value, plus any accrued interest.

FIXED ACCOUNT--A portion of a Contract that is supported by the assets of our General Account. We guarantee a minimum rate of interest on Purchase Payments (and corresponding PPBs) allocated and Contract Value transferred to the Fixed Account.

FIXED ACCOUNT CONTRACT VALUE--The value of your interest in the Fixed Account.

FIXED ANNUITY--An annuity under which we guarantee the amount of each annuity payment; it does not vary with the investment experience of a Subaccount.

FREE WITHDRAWAL AMOUNT--The guaranteed amount you may withdraw each Contract Year without incurring a withdrawal charge.

FUND OR FUNDS--An investment company or separate series thereof, in which Subaccounts of the Separate Account invest.

GENERAL ACCOUNT--All our assets other than those allocated to any legally segregated separate account.

INVESTMENT OPTION--The Subaccounts and the Fixed Account available under the Contract for allocation of Purchase Payments and/or transfers of Contract Value.

MONTHIVERSARY--The same date each month as the Date of Issue. If the Date of Issue falls on the 29th, 30th, or 31st and there is no corresponding date in a subsequent month, the Monthiversary will be the last date of that month. If there is no Valuation Date in the calendar month that coincides with the Date of Issue, the Monthiversary is the next Valuation Date.

NON-QUALIFIED CONTRACT--A Contract which does not receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Code.

OWNER ("CONTRACT OWNER", "YOU", "YOUR", "YOURS")--The person designated in the Contract as having the privileges of Ownership. The Contract may be owned by natural persons, or by trusts or custodial accounts that hold the Contract as agent for and for the sole benefit of a natural person. When two people are named as joint Owners, the term "Owner" means the joint Owners or the survivor. Joint Owners are not permitted if the Contract is owned by a non-natural person.

PRIMARY BENEFICIARY--The person designated to receive any benefits under a Contract upon your death. In the event that a Primary Beneficiary predeceases you, the benefits will be distributed pro rata to the surviving Primary Beneficiaries. In the event that all Primary Beneficiaries predecease you, proceeds will be paid to the surviving Contingent Beneficiaries (see Beneficiary and Contingent Beneficiary).

PURCHASE PAYMENTS--The dollar amount we receive in U.S. currency to buy the benefits the Contract provides. Purchase Payments do not include corresponding Purchase Payment Bonuses.

PURCHASE PAYMENT BONUS ("PPB")--An additional amount we credit to your Contract Value with each Purchase Payment you make. Purchase Payment Bonuses are not part of your Purchase Payments.

QUALIFIED CONTRACT--A Contract issued in connection with a retirement plan which receives favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.

SEPARATE ACCOUNT--Commonwealth Annuity Separate Account A.

SEPARATE ACCOUNT CONTRACT VALUE--The sum of your interests in the Subaccount(s).

SERVICE CENTER--P.O. Box 758550, Topeka, Kansas 66675-8550, 1-800-457-8803.

SUBACCOUNTS--The subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Fund.

VALUATION DATE--Each day when the New York Stock Exchange is open for trading. The close of business on each Valuation Date is generally 3:00 p.m. Central time.

VALUATION PERIOD--The interval of time between two consecutive Valuation Dates.

VARIABLE ANNUITY--An annuity with payments varying in amount in accordance with the investment experience of the Subaccount(s) in which you have an interest.

WITHDRAWAL VALUE--The amount you will receive upon full surrender or the amount applied upon annuitization of the Contract. It is equal to the Contract Value minus Debt, any applicable withdrawal charge, premium taxes, and minus any applicable contract fee and pro rata portion of the GLWB Rider charge (if you purchased the GLWB rider prior to its discontinuance on June 1, 2009). Federal and state income taxes and penalty taxes also may reduce the amount you receive if you surrender the Contract.

                              SUMMARY OF EXPENSES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE AMONG INVESTMENT OPTIONS.


                     CONTRACT OWNER TRANSACTION EXPENSES(1)



Sales Load Imposed on Purchase Payments.....................      None
Maximum Withdrawal Charge(2)
  (as a percentage of Purchase Payments (and PPBs
  and earnings attributable to Purchase Payments
  and PPBs) withdrawn, surrendered, or annuitized):.........       8%
Qualified Plan Loan Interest Rate Charged:(3)...............     5.50%
State Premium Taxes(4)......................................  0% to 3.50%


       -------------------------------


       (1) During the Annuity Period, we deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining annuity payments in the certain period under Annuity Options 1, 3, or 5 upon the death of an Annuitant; or 2) any remaining annuity payments under Annuity Option 1. Please see "COMMUTATION CHARGE."



       (2) In certain circumstances we may reduce or waive the withdrawal charge. In addition, a Contract Owner may withdraw the Free Withdrawal Amount each Contract Year without incurring a withdrawal charge. If you withdraw more than the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. We impose a withdrawal charge on the withdrawal of each Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) made within the previous 8 Contribution Years, as follows:


CONTRIBUTION YEAR                                     WITHDRAWAL CHARGE
-----------------                                     -----------------
First...............................................          8%
Second..............................................          8%
Third...............................................          7%
Fourth..............................................          6%
Fifth...............................................          5%
Sixth...............................................          4%
Seventh.............................................          3%
Eighth..............................................          2%
Ninth+..............................................          0%

           Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments (not including PPBs) made under the Contract. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments in the chronological order in which they were received. For more information on the withdrawal charge, including an example of how we calculate the withdrawal charge, see "WITHDRAWAL CHARGE."


       (3) Loans are only available under certain qualified plans. The loan interest rate charged varies if the plan is subject to the Employee Retirement Income Security Act of 1974 ("ERISA"). For such plans, the loan interest rate charged is based on the Moody's Corporate Bond Yield Average--Monthly Average Corporates, rounded to the nearest 0.25%. While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. However, this rate will never be lower than the minimum guaranteed Fixed Account interest rate (See "LOANS").



       (4) For a discussion of state premium taxes, please see "STATE PREMIUM TAXES".


       THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

                                   PERIODIC EXPENSES


Annual Contract Fee (deducted from Contract Value)(5).......   $30.00
Separate Account Annual Expenses (as a percentage of
  Separate Account Contract Value)
    Mortality and Expense Risk Charge.......................     1.35%
    Administration Charge...................................     0.15%
                                                               ------
  Total Separate Account Annual Expenses without the Step-Up
    Death Benefit Rider.....................................     1.50%
                                                               ======
    Optional Step-Up Death Benefit Rider Charge(6)..........     0.20%
                                                               ------
  Total Separate Account Annual Expenses including Step-Up
    Death Benefit Rider.....................................     1.70%
                                                               ======
Additional Rider Charges:
Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider (as a
  percentage of the Lifetime Income Base):
  GLWB Plus For One(7)
    Maximum Charge:.........................................     1.00%
    Current Charge:.........................................     0.50%
  GLWB Plus For Two(8)
    Maximum Charge:.........................................     1.50%
    Current Charge:.........................................     0.75%



       (5) We will waive this fee for Contracts with Contract Value of $50,000 or more as of the Valuation Date we would otherwise deduct the fee. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.



       (6) The Optional Step-Up Death Benefit Rider Charge does not apply to amounts allocated to the Fixed Account.



       (7) We reserve the right to increase the charge to a maximum of 1.00% on an annual basis if we Step-Up the Lifetime Income Base to equal the Contract Value. We discontinued offering the GLWB Rider on June 1, 2009. See APPENDIX D GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.



       (8) WE RESERVE THE RIGHT TO INCREASE THE CHARGE TO A MAXIMUM OF 1.50% ON AN ANNUAL BASIS IF WE STEP-UP THE LIFETIME INCOME BASE TO EQUAL THE CONTRACT VALUE. WE DISCONTINUED OFFERING THE GLWB RIDER ON JUNE 1, 2009. SEE APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.



THE NEXT TABLE SHOWS THE LOWEST AND HIGHEST TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS FOR THE YEAR ENDED DECEMBER 31, 2010 THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CURRENT AND FUTURE EXPENSES COULD BE HIGHER OR LOWER THAN THOSE SHOWN IN THE FOLLOWING

TABLE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



                                                              LOWEST - HIGHEST
                                                              ----------------
Total Annual Fund Operating Expenses(5) (expenses that are
  deducted from Fund assets, including management fees,
  distribution and/or service (12b-1) fees, and other
  expenses, prior to any fee waivers or expense
  reimbursements)...........................................  0.35% - 1.90%



The advisers and/or other service providers of certain Funds have agreed to reduce their fees and/or reimburse the Funds' expenses in order to keep the Funds' expenses below specified limits. The expenses of certain Funds are reduced by contractual fee reduction and expense reimbursement arrangements. Other Funds have voluntary fee reduction and/or expense reimbursement arrangements, which may be guaranteed for periods of up to a year or more or which may be terminated at any time. For the year ended December 31, 2010, the lowest and highest Total Annual Fund Operating Expenses for all Funds after all fee reductions and expense reimbursements, respectively, are 0.28% (The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.) and 1.70% (there is no expense reduction the waiver in place). Each fee reduction and/or expense reimbursement arrangement is described in the relevant Fund's prospectus.


THE FUND'S INVESTMENT MANAGER OR ADVISER PROVIDED THE ABOVE EXPENSES FOR THE FUNDS. WE HAVE NOT INDEPENDENTLY VERIFIED THE ACCURACY OF THE INFORMATION.

                                    EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.

WITH GLWB RIDER

EXAMPLE I. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that you elected the Step-Up Death Benefit Rider and the GLWB Plus For Two Rider prior to its discontinuance on June 1, 2009 (at the maximum charges). If these features were not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
       $1,300            $2,326      3,281     $5,766


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2,3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:


       1 YEAR           3 YEARS    5 YEARS    10 YEARS
---------------------   --------   --------   --------
        $555             $1,680     $2,827     $5,766

IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
       $1,300            $2,326     $3,281     $5,766


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
        $555             $1,680     $2,827     $5,766


WITHOUT GLWB RIDER

EXAMPLE II. This Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your Contract includes the Step-Up Death Benefit Rider If this feature is not elected, the expense figures shown below would be lower. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Funds prior to any fee (at the maximum charge) waivers or expense reimbursements. If these arrangements were considered, the expenses shown would be lower.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
       $1,158            $1,892     $2,539     $4,194


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 2,3, 4, OR 5, OR UNDER ANNUITY OPTION 1 FOR A PERIOD OF 10 YEARS OF MORE:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
        $401             $1,215     $2,045     $4,194


IF YOU ANNUITIZE YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD UNDER ANNUITY OPTION 1 FOR A PERIOD OF LESS THAN 10 YEARS:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
       $1,158            $1,892     $2,539     $4,194


IF YOU DO NOT SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE PERIOD:


1 YEAR                  3 YEARS    5 YEARS    10 YEARS
------                  --------   --------   --------
        $401             $1,215     $2,045     $4,194


                                     * * *

The fee table and Examples should not be considered a representation of past or future expenses and charges of the Subaccounts. Your actual expenses may be greater or less than those shown. The Examples assume no transfers were made and do not include the deduction of state premium taxes, which may be assessed before or upon surrender or annuitization or any taxes or penalties you may be required to pay if you surrender the Contract. Similarly, the 5% annual rate of return assumed in the Example is not intended to be representative of past or future performance of any Subaccount

                               DISTRIBUTION COSTS

For information concerning the compensation we pay for sales of the Contract, see "DISTRIBUTION OF CONTRACTS."

                                    SUMMARY

The summary does not contain all information that may be important. Please read the entire Prospectus and the Contract before deciding to invest. States may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. Although there may be state variations to the Contract, this prospectus discloses all the material features and benefits under the Contract.

                                     * * *

NOTE: Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. For more information about the GLWB Rider, see APPENDIX C--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.


The Contract provides for tax-deferred investments and annuity benefits. Both Qualified Contracts and Non-Qualified Contracts are described in this Prospectus. Currently, the Contracts may be purchased in connection with retirement plans qualifying either under Section 401 or 403(b) of the Code or as individual retirement annuities including Roth IRAs. The Contracts are also available in connection with state and municipal deferred compensation plans and non-qualified deferred compensation plans. A Contract purchased in connection with a qualified plan does not provide any additional tax deferred treatment of earnings beyond the treatment that is already provided by the qualified plan itself. (See "FEDERAL TAX MATTERS," "TAXATION OF ANNUITIES IN GENERAL" and "QUALIFIED PLANS") Therefore, the tax deferral provided by the Contract is not necessary for Contracts used in qualified plans, so for such plans the Contract should be purchased for other features and benefits, such as the Fixed Account's minimum interest rate guarantee, the standard death benefit, the Step-Up Death Benefit Rider, or the Annuity Options.



This is a bonus annuity. This means we will increase your Contract Value by 4% of each Purchase Payment you make. We use a portion of the mortality and expense risk charge and the withdrawal charge to pay for the PPB. These and other expenses for the Contract may be higher than the expenses for a similar contract that does not credit a PPB. Over time, the value of the PPB could be more than offset by these charges. We offer variable annuity contracts that do not provide a PPB and, therefore, have lower fees. You should carefully consider whether this Contract is the best product for you. Generally, the Contract is most suited to those who intend to hold it for a relatively long time. Carefully consider your need to make withdrawals or surrender this Contract in the short-term as your expenses can outweigh the benefits of the PPB.


You may make Purchase Payments under the Contract, subject to certain minimum limitations and other restrictions. You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as Individual Retirement Annuities ("IRAs") by authorizing us to draw on your account via check or electronic debit ("Pre-Authorized Checking ("PAC") Agreement"). (See "PURCHASE PAYMENTS") We do not deduct a sales charge from any Purchase Payment.

We provide for variable accumulations and benefits for amounts allocated to one or more Subaccounts selected by you. Each Subaccount invests in a corresponding Fund. (See "THE FUNDS") Purchase Payments (and corresponding PPBs) and Contract Value allocated to the Separate Account will vary with the investment performance of the Funds you select.


We also provide for fixed accumulations and benefits for amounts allocated to the Fixed Account. We credit Purchase Payments (and corresponding PPBs) and Contract Value allocated to the Fixed Account with interest daily at a rate periodically declared by us at our discretion, but not less than the minimum guaranteed rate. (See APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT)

The investment risk under the Contract is borne by you, except to the extent that Purchase Payments (and corresponding PPBs) and Contract Value are allocated to the Fixed Account and are therefore guaranteed to earn at least the minimum guaranteed rate.


You have the right within the "free look" period (generally ten days, subject to state variation) after receiving the Contract to cancel the Contract by delivering or mailing it to us. If you decide to return your Contract for a refund during the "free look" period, also include a letter instructing us to cancel the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state where issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionately attributable to the PPB. In the states that require the return of the Purchase Payments, we will return the greater of Purchase Payment (not including the PPB); and Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. Thus, if you return the Contract during the "free look" period, you will not receive the PPB. In addition, a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities (although for such Contracts, if the amount returned would be less than the Contract Value we will return the Contract Value). (See "FREE LOOK PERIOD")



Transfers among Subaccounts are permitted before and after the Annuity Date, if allowed by your qualified plan and subject to limitations. Restrictions apply to transfers into and out of the Fixed Account. (See "TRANSFERS DURING THE ACCUMULATION PERIOD" and "TRANSFERS DURING THE ANNUITY PERIOD") We offer Automatic Asset Rebalancing, Dollar Cost Averaging, and a Systematic Withdrawal Plan. (See "AUTOMATIC ASSET REBALANCING," "DOLLAR COST AVERAGING," and "SYSTEMATIC WITHDRAWAL PLAN")


You may make partial withdrawals from the Contract or surrender the Contract, subject to certain restrictions. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD") You may withdraw up to the Free Withdrawal Amount in any Contract Year without assessment of a withdrawal charge. If you withdraw an amount in excess of the Free Withdrawal Amount, the excess may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. The withdrawal charge is assessed as a percentage of each Purchase Payment, as well as the PPB and earnings attributable to that Purchase Payment and PPB, withdrawn or surrendered during the first 8 Contribution Years following our receipt of the Purchase Payment. The withdrawal charge starts at 8% in the first and second Contribution Years and reduces each subsequent Contribution Year. We do not assess a withdrawal charge on any Purchase Payment (or PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment. We also may apply a withdrawal charge upon annuitization to amounts attributable to Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in their eight Contribution Year or earlier. (See "WITHDRAWAL CHARGE")


Withdrawals and surrenders will have tax consequences, which may include the amount of the withdrawal being subject to income tax and in some circumstances an additional 10% penalty tax. Withdrawals also reduce your Contract Value and your death benefit. Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER. Withdrawals are permitted from Contracts issued in connection with Section 403(b) qualified plans only under limited circumstances. (See "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD" and "FEDERAL TAX MATTERS")

In addition to the withdrawal charge, we assess a mortality and expense risk charge, an administration charge, a contract fee, and applicable premium taxes. (See "CONTRACT CHARGES AND EXPENSES") We also charge for the Step-Up Death Benefit Rider (see "DEATH BENEFITS") and the GLWB Rider (see
APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER, if applicable. The Funds will incur certain management fees and other expenses. (See "SUMMARY OF EXPENSES," "INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES," and the Funds' prospectuses) We may assess a commutation charge during the Annuity Period when calculating lump sum payments with respect to any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period and, for Annuity Option 1, upon election to cancel remaining payments. (See "ANNUITY PERIOD--ANNUITY OPTIONS")



If you die before the Annuity Date, we will pay the Beneficiary a death benefit. We also offer for an additional charge the Step-Up Death Benefit Rider, which provides an optional enhanced death benefit if certain conditions are met. See ("DEATH BENEFITS")


Certain provisions of the Contract may be different than the general description in this Prospectus, and certain riders and options may not be available, because of legal restrictions in your state. See your Contract for specific variations since any such state variations will be included in your Contract or in riders or endorsements attached to your Contract. See your agent or contact us for specific information that may be applicable to your state.


You can generally exchange all or a portion of one annuity contract for another, or a life insurance policy for an annuity contract, in a "tax-free exchange' under Section 1035 of the Code. If you are thinking about a 1035 exchange, you should compare the old contract and the Contract described in this Prospectus carefully. If you exchange another contract for the Contract described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, AND there will be a new withdrawal charge period for the Contract. Also, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for
Section 1035 treatment, you may have to pay federal income and penalty taxes on the exchange. You should not exchange another contract for the Contract described in this Prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest (the person selling you the Contract will generally earn a commission if you buy the Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.


We offer other variable annuity contracts that have different policy features. However, these other contracts also have different charges that would affect your Subaccount performance and Contract Value. To obtain more information about these other contracts, contact our Service Center or your agent.

                                     * * *

            COMMONWEALTH ANNUITY, THE SEPARATE ACCOUNT AND THE FUNDS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

Commonwealth Annuity and Life Insurance Company ("we," "Commonwealth Annuity" or the "Company") is a life insurance company organized under the laws of Delaware in July 1974. Prior to December 31, 2002, Commonwealth Annuity (then known as Allmerica Financial Life Insurance and Annuity Company or "Allmerica Financial") was a direct subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica"), which in turn was a direct subsidiary of The Hanover Insurance Group ("THG," formerly Allmerica Financial Corporation). Effective December 31, 2002, the Company became a Massachusetts domiciled insurance company and a direct subsidiary of THG. On December 30, 2005, THG completed the closing of the sale of the Company to The Goldman Sachs Group, Inc. ("Goldman Sachs"), 200 West Street, New York, NY 10282. On September 1, 2006, Allmerica Financial officially changed its name to Commonwealth Annuity and Life Insurance Company.

Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Its principal office is located at 132 Turnpike Road, Suite 210, Southborough, MA 01772, Telephone 1-866-297-7531.

At this time, we are relying on an exemption from the periodic reporting requirements of the Securities Exchange Act of 1934, as amended ("Securities Exchange Act"), as provided by Rule 12h-7 under the Securities Exchange Act, to avoid any such periodic reporting obligation. We reserve the right to stop relying on this exemption at any time.

THE SEPARATE ACCOUNT

We established the Commonwealth Annuity Separate Account A on February 9, 2007 pursuant to Massachusetts law. The SEC does not supervise the management, investment practices or policies of the Separate Account or Commonwealth Annuity.

Benefits provided under the Contracts are our obligations. Although the assets in the Separate Account are our property, they are held separately from our other assets and are not chargeable with liabilities arising out of any other business we may conduct. Income, capital gains and capital losses, whether or not realized, from the assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to the income, capital gains and capital losses arising out of any other business we may conduct. Subject to the provisions of the Contract, units of the Subaccounts under the Contract are offered on a continuous basis.

Each Subaccount of the Separate Account invests exclusively in shares of one of the corresponding Funds. We may add or delete Subaccounts in the future. Not all Subaccounts may be available in all jurisdictions, under all Contracts or in all retirement plans.

The Separate Account purchases and redeems shares from the Funds at net asset value. We redeem shares of the Funds as necessary to provide benefits, to deduct Contract charges and fees, and to transfer assets from one Subaccount to another as requested by Owners. All dividends and capital gains distributions received by the Separate Account from a Fund are reinvested in that Fund at net asset value and retained as assets of the corresponding Subaccount.

THE FUNDS

SELECTION OF FUNDS. We select the Funds offered through the Contract, and we may consider various factors, including, but not limited to asset class coverage, the strength of the investment adviser's

(and/or subadviser's) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. We also consider whether the Fund or one of its service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates) will make payments to us or our affiliates, as described below. We review the Funds periodically and may remove a Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Contract Owners.

You are responsible for choosing the Subaccounts and the amounts allocated to each that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance. Since you bear the investment risk of investing in the Subaccounts, we encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including each Fund's prospectus, statement of additional information, and annual and semi/annual reports. Other sources such as the Fund's website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a Fund. After you select Subaccounts for your initial Purchase Payment, you should monitor and periodically reevaluate your allocations to determine if they are still appropriate. YOU BEAR THE RISK OF ANY DECLINE IN YOUR CONTRACT VALUE RESULTING FROM THE PERFORMANCE OF THE SUBACCOUNTS YOU HAVE CHOSEN.

We do not provide investment advice and we do not recommend or endorse any of the particular Funds available as Investment Options in the Contract.

THE FUNDS. The Separate Account invests in shares of registered, open-end management investment companies. There are two types of Funds generally offered under the Contract, INSURANCE FUNDS and PUBLICLY-AVAILABLE FUNDS.

    - INSURANCE FUNDS: Insurance Funds are available solely to variable annuity or life insurance contracts and certain qualified retirement plans. (See "FEDERAL TAX MATTERS") Nonqualified Contracts generally can invest only in Insurance Funds. All Contracts, both Qualified and Nonqualified, may choose among Subaccounts that invest in the following Insurance Funds:

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
Goldman Sachs Variable      Goldman Sachs VIT Core Fixed        Seeks a total return consisting of      Goldman Sachs Asset
Insurance Trust             Income Fund                         capital appreciation and income that    Management, L.P.
(Service Shares)                                                exceeds the total return of the
                                                                Barclays Capital U.S. Aggregate Bond
                                                                (the "Index").

Goldman Sachs Variable      Goldman Sachs VIT Equity Index      Seeks to achieve investment results     Goldman Sachs Asset
Insurance Trust             Fund                                that correspond to the aggregate price  Management, L.P.
(Service Shares)                                                and yield performance of a benchmark
                                                                index that measures the investment
                                                                returns of large capitalization
                                                                stocks.

Goldman Sachs Variable      Goldman Sachs VIT Government        Seeks a high level of current income,   Goldman Sachs Asset
Insurance Trust             Income Fund                         consistent with safety of principal.    Management, L.P.
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Growth            Seek long term growth of capital.       Goldman Sachs Asset
Insurance Trust             Opportunities Fund                                                          Management, L.P.
(Service Shares)

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
Goldman Sachs Variable      Goldman Sachs VIT Large Cap Value   Seeks long-term growth of capital       Goldman Sachs Asset
Insurance Trust             Fund                                appreciation.                           Management, L.P.
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Mid Cap Value     Seek long-term capital appreciation.    Goldman Sachs Asset
Insurance Trust             Fund                                                                        Management, L.P.
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Money Market      Seeks to maximize current income to     Goldman Sachs Asset
Insurance Trust             Fund*                               the extent consistent with the          Management, L.P.
(Service Shares)                                                preservation of capital and the
                                                                maintenance of liquidity by investing
                                                                exclusively in high quality money
                                                                market instruments.

Goldman Sachs Variable      Goldman Sachs VIT Strategic Growth  Seeks long-term growth of capital.      Goldman Sachs Asset
Insurance Trust             Fund                                                                        Management, L.P.
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Strategic         Seeks long-term growth of capital.      Goldman Sachs Asset
Insurance Trust             International Equity Fund                                                   Management International
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Structured Small  Seeks long-term growth of capital.      Goldman Sachs Asset
Insurance Trust             Cap Equity Fund                                                             Management, L.P.
(Service Shares)

Goldman Sachs Variable      Goldman Sachs VIT Structured U.S.   Seeks long-term growth of capital and   Goldman Sachs Asset
Insurance Trust             Equity Fund                         dividend income.                        Management, L.P.
(Service Shares)

AIM Variable Insurance      Invesco V.I. Core Equity Fund       Seeks long-term growth of capital. The  Invesco Advisors, Inc.
Funds (Invesco Variable                                         Fund invests, under normal
Insurance Funds)                                                circumstances, at least 80% of net
(Series II Shares)                                              assets (plus borrowings for investment
                                                                purposes) in equity securities

AIM Variable Insurance      Invesco V.I. Global Health Care     Seeks growth of capital. The Fund       Invesco Advisors, Inc.
Funds (Invesco Variable     Fund                                invests under normal circumstances, at
Insurance Funds)                                                least 80% of net (plus borrowings for
(Series II Shares)                                              investment purposes) in securities
                                                                issued by foreign companies and
                                                                governments engaged primarily in the
                                                                health care industry.


------------------------------


* PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE. If, pursuant to SEC rules, the Goldman Sachs VIT Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or death benefit from the sub-account investing in Goldman Sachs VIT Sub-Account until the Fund is liquidated.

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
AIM Variable Insurance      Invesco V.I. Leisure Fund           Seeks long-term growth of capital. The  Invesco Advisors, Inc.
Funds (Invesco Variable                                         Fund invests, under normal
Insurance Funds)                                                circumstances, at least 80% of net
(Series II Shares)                                              assets (plus borrowings for investment
                                                                purposes) in securities of issuers
                                                                engage primarily in the design,
                                                                production and distribution of
                                                                products and services related to
                                                                leisure activities of individuals (the
                                                                leisure sector). The Fund invests
                                                                primarly in equity securities.

AllianceBernstein Variable  AllianceBernstein VPS Intermediate  Seeks to maximize current income and    AllianceBernstein L.P.
Products Series             Bond Portfolio                      price appreciation with undue risk.
Fund, Inc. (Class B)

AllianceBernstein Variable  AllianceBernstein VPS               Seeks long-term growth of capital.      AllianceBernstein L.P.
Products Series             International Value Portfolio
Fund, Inc. (Class B)

AllianceBernstein Variable  AllianceBernstein VPS Small Cap     Seeks long-term growth of capital.      AllianceBernstein L.P.
Products Series             Growth Portfolio
Fund, Inc. (Class B)

AllianceBernstein Variable  AllianceBernstein VPS Small/Mid     Seeks long-term growth of capital.      AllianceBernstein L.P.
Products Series             Cap Value Portfolio
Fund, Inc. (Class B)

Fidelity Variable           Fidelity VIP                        Seeks long-term capital appreciation.   Fidelity Management &
Insurance Products Fund     Contrafund-Registered Trademark-                                            Research Company
(Service Class 2)           Portfolio

Fidelity Variable           Fidelity VIP Disciplined Small Cap  Seeks capital appreciation.             Fidelity Management &
Insurance Products Fund     Portfolio                                                                   Research Company
(Service Class 2)

Fidelity Variable           Fidelity VIP Equity-Income          Seeks reasonable income. The fund will  Fidelity Management &
Insurance Products Funds    Portfolio                           also consider the potential for         Research Company
(Service Class 2)                                               capital appreciation. The fund's goal
                                                                is to achieve a yield which exceeds
                                                                the composite yield on the securities
                                                                comprising the Standard & Poor's
                                                                500-SM-Index
                                                                (S&P 500-Registered Trademark-).

Fidelity Variable           Fidelity VIP Freedom Income         Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Funds    Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation.

Fidelity Variable           Fidelity VIP Freedom 2005           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
Fidelity Variable           Fidelity VIP Freedom 2010           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2015           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2020           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2025           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2030           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2035           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2040           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2045           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Freedom 2050           Seeks high total return with a          Strategic Advisers, Inc.
Insurance Products Fund     Portfolio                           secondary objective of principal
(Service Class 2)                                               preservation as the fund approaches
                                                                its target date and beyond.

Fidelity Variable           Fidelity VIP Growth Opportunities   Seeks to provide capital growth.        Fidelity Management &
Insurance Products Fund     Portfolio                                                                   Research Company
(Service Class 2)

Fidelity Variable           Fidelity VIP Index 500 Portfolio    Seeks investment results that           Fidelity Management &
Insurance Products Fund                                         correspond to the total return of       Research Company
(Service Class 2)                                               common stocks publicly traded in the
                                                                United States, as represented by the
                                                                S&P 500.

Fidelity Variable           Fidelity VIP Mid Cap Portfolio      Seeks long-term growth of capital.      Fidelity Management &
Insurance Products Funds                                                                                Research Company
(Service Class 2)

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
Fidelity Variable           Fidelity VIP Overseas Portfolio     Seeks long-term growth of capital.      Fidelity Management &
Insurance Products Fund                                                                                 Research Company
(Service Class 2)

Fidelity Variable           Fidelity VIP Strategic Income       Seeks a high level of current income.   Fidelity Management &
Insurance Products Funds    Portfolio                           The fund may also seek capital          Research Company
(Service Class 2)                                               appreciation.

Franklin Templeton          FT VIP Franklin Income Securities   Seeks to maximize income while          Franklin Advisers, Inc.
Variable Insurance          Fund                                maintaining prospects for capital
Products Trust (Class 2)                                        appreciation.

Franklin Templeton          FT VIP Franklin Small Cap Value     Seeks long-term total return.           Franklin Advisory
Variable Insurance          Securities Fund                                                             Services LLC
Products Trust (Class 2)

Franklin Templeton          FT VIP Mutual Global Discovery      Seeks capital appreciation.             Franklin Mutual
Variable Insurance          Securities Fund                                                             Advisers, LLC
Products Trust (Class 2)

Franklin Templeton          FT VIP Mutual Shares Securities     Seeks capital appreciation, with        Franklin Mutual
Variable Insurance          Fund                                income as a secondary goal.             Advisers, LLC
Products Trust (Class 2)

Franklin Templeton          FT VIP Templeton Growth Securities  Seeks long-term capital growth.         Templeton Global Advisors
Variable Insurance          Fund                                                                        Limited
Products Trust (Class 2)

Janus Aspen Series          Janus Aspen Enterprise Portfolio    Seeks long-term growth of capital.      Janus Capital
(Service Shares)                                                                                        Management LLC

Janus Aspen Series          Janus Aspen Forty Portfolio         Seeks long-term growth of capital.      Janus Capital
(Service Shares)                                                                                        Management LLC

Janus Aspen Series          Janus Aspen Perkins Mid Cap Value   Seeks capital appreciation.             Janus Capital
(Service Shares)            Portfolio                                                                   Management LLC

MFS-Registered Trademark-   MFS-Registered Trademark- New       Seeks capital appreciation.             Massachusetts Financial
Variable Insurance          Discovery Series                                                            Services Company
Trust-SM- (Service Class)

MFS-Registered Trademark-   MFS-Registered Trademark-           Seeks total return.                     Massachusetts Financial
Variable Insurance          Utilities Series                                                            Services Company
Trust-SM- (Service Class)

Oppenheimer Variable        Oppenheimer Balanced Fund/VA        Seeks a high total investment return,   OppenheimerFunds, Inc.
Account Funds                                                   which includes current income and
(Service Shares)                                                capital appreciation.

INSURANCE FUND                        PORTFOLIO NAME                     INVESTMENT OBJECTIVE               INVESTMENT ADVISER
--------------              ----------------------------------  --------------------------------------  --------------------------
Oppenheimer Variable        Oppenheimer Global Securities       Seeks long-term capital appreciation    OppenheimerFunds, Inc.
Account Funds               Fund/VA                             by investing a substantial portion of
(Service Shares)                                                its assets in securities of foreign
                                                                issuers, "growth-type" companies,
                                                                cyclical industries and special
                                                                situations that are considered to have
                                                                appreciation possibilities.

Oppenheimer Variable        Oppenheimer Global Strategic        Seeks a high level of current income    OppenheimerFunds, Inc.
Account Funds               Income Fund/VA                      principally derived from interest on
(Service Shares)                                                debt securities.

Oppenheimer Variable        Oppenheimer High Income Fund/VA     Seeks a high level of current income    OppenheimerFunds, Inc.
Account Funds                                                   from investment in high-yield, fixed-
(Service Shares)                                                income securities.

Oppenheimer Variable        Oppenheimer Main Street Small- &    Seeks capital appreciation.             OppenheimerFunds, Inc.
Account Funds               Mid-Cap
(Service Shares)            Fund-Registered Trademark-/VA
                            (formerly Oppenheimer Main Street
                            Small Cap
                            Fund-Registered Trademark-/VA

Pioneer Variable Contracts  Pioneer Growth Opportunities VCT    Seeks Growth of capital.                Pioneer Investment
Trust (Class I)             Portfolio                                                                   Management, Inc.

Pioneer Variable Contracts  Pioneer Cullen Value VCT Portfolio  Seeks Capital appreciation. Current     Pioneer Investment
Trust (Class II)                                                income is a secondary objective.        Management, Inc.

Pioneer Variable Contracts  Pioneer Emerging Markets VCT        Seeks Long-term growth of capital.      Pioneer Investment
Trust (Class II)            Portfolio                                                                   Management, Inc.

Pioneer Variable Contracts  Pioneer Mid Cap Value VCT           Seeks Capital appreciation by           Pioneer Investment
Trust (Class II)            Portfolio                           investing in a diversified portfolio    Management, Inc.
                                                                of securities consisting primarily of
                                                                common stocks.



The Insurance Funds provide investment vehicles for variable life insurance and variable annuity contracts and, in some cases, certain qualified retirement plans. Shares of the Insurance Funds are sold only to insurance company separate accounts and qualified retirement plans. In addition to selling shares to our separate accounts, shares of the Insurance Funds may be sold to separate accounts of other insurance companies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts of other companies, or for variable life insurance separate accounts, variable annuity separate accounts, and qualified retirement plans to invest simultaneously in the Insurance Funds. Currently, neither we nor the Insurance Funds foresee any such disadvantages to variable life insurance Owners, variable annuity Owners, or qualified retirement plans. The Insurance Funds must monitor events to identify material conflicts between such Owners and determine what action, if any, should be taken. In addition, if we believe an Insurance Fund's response to any of those events or conflicts insufficiently protects Owners, we will take appropriate action.

PUBLICLY-AVAILABLE FUNDS. Publicly-Available Funds are "publicly-available," I.E., shares can be purchased by the public directly without purchasing a variable annuity or life insurance contract. Only Qualified Contracts may invest in these Publicly- Available Funds.


RETAIL FUND*                               INVESTMENT OBJECTIVE                      INVESTMENT ADVISER
------------                ---------------------------------------------------  --------------------------
Goldman Sachs Balanced      Seeks current income and long-term capital           Goldman Sachs Asset
Strategy Portfolio          appreciation.                                        Management, L.P.
(Class A)

Goldman Sachs Equity        Seeks long-term capital appreciation.                Goldman Sachs Asset
Growth Strategy Portfolio                                                        Management, L.P.
(Class A)

Goldman Sachs Growth and    Seeks long-term capital appreciation and current     Goldman Sachs Asset
Income Strategy Portfolio   income.                                              Management, L.P.
(Class A)

Goldman Sachs Growth        Seeks long-term capital appreciation and             Goldman Sachs Asset
Strategy Portfolio          secondarily current income.                          Management, L.P.
(Class A)

Goldman Sachs               Seeks total return comprised of long-term growth of  Goldman Sachs Asset
International Real Estate   capital and dividend income.                         Management, LP
Security Fund (Class A)

Goldman Sachs Real Estate   Seeks total return comprised of long-term growth of  Goldman Sachs Asset
Securities Fund (Class A)   capital and dividend income.                         Management, LP

Goldman Sachs Technology    Seeks long-term growth of capital.                   Goldman Sachs Asset
Tollkeeper Fund (Class A)                                                        Management, LP
(formerly known as Goldman
Sachs Tollkeeper Fund)


------------------------------

*   Each retail Fund's most recently ended fiscal year is December 31, 2010.

The Publicly-Available Funds are also available for direct purchase outside of an annuity or life insurance policy. If you purchase shares of these funds directly from a broker-dealer or mutual fund company, you will not pay Contract fees and charges, but you also will not have Annuity Options available. Because of the additional Contract fees and charges, which affect Contract Value and Subaccount returns, you should refer only to performance information regarding the Publicly-Available Funds available through us, rather than to information that may be available through alternate sources.

SEC REGISTRATION DOES NOT INVOLVE SEC SUPERVISION OF THE FUNDS' MANAGEMENT, INVESTMENT PRACTICES OR POLICIES. THE ASSETS OF EACH FUND ARE HELD SEPARATE FROM THE ASSETS OF THE OTHER FUNDS, AND EACH FUND HAS ITS OWN DISTINCT INVESTMENT OBJECTIVE AND POLICIES. EACH FUND OPERATES AS A SEPARATE INVESTMENT FUND, AND THE INVESTMENT PERFORMANCE OF ONE FUND HAS NO EFFECT ON THE INVESTMENT PERFORMANCE OF ANY OTHER FUND.

THE FUNDS MAY NOT ACHIEVE THEIR STATED OBJECTIVES. MORE DETAILED INFORMATION, INCLUDING A DESCRIPTION OF RISKS INVOLVED IN INVESTING IN THE FUNDS, IS FOUND IN THE FUNDS' PROSPECTUSES ACCOMPANYING THIS PROSPECTUS AND STATEMENTS OF ADDITIONAL INFORMATION AVAILABLE FROM US UPON REQUEST.

PLEASE NOTE THAT THERE CAN BE NO ASSURANCE THAT ANY MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE PER SHARE. DURING EXTENDED PERIODS OF LOW INTEREST RATES, AND DUE IN PART TO THE CONTRACT FEES AND EXPENSES, THE YIELDS OF ANY SUBACCOUNT INVESTING IN A MONEY MARKET FUND MAY ALSO BECOME EXTREMELY LOW AND POSSIBLY NEGATIVE.

Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other funds that may be managed or sponsored by the same investment adviser, subadviser, manager, or sponsor, we do not represent or assure that the investment results will be comparable to those of any other fund, even where the investment adviser, subadviser, or manager is the same. Certain Funds available through the Contract have names similar to funds not available through the Contract. The performance of a fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in fund size, actual investments held, fund expenses, and other factors all contribute to differences in fund performance. For all these reasons, you should expect investment results to differ.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS. We and our distributor, Epoch Securities, Inc., (the "Distributor") may receive payments from the Funds or their service providers (E.G., the investment adviser, administrator, distributor, and/or their affiliates). These payments may be used for a variety of purposes, including payment of expenses that we (and our affiliates) incur in promoting, marketing, and administering the Contract and, in our role as an intermediary, the Funds. We (and our affiliates) may profit from these payments.

The amount of payments we receive from the Fund's service providers is based on a percentage of the assets of the particular Fund attributable to the Contract as well as certain other variable insurance products that we and/or our affiliates may issue or administer. These percentages are negotiated and vary with each Fund. These payments may be derived, in whole or in part, from the investment advisory fee deducted from Fund assets. Contract Owners, through their indirect investment in the Funds, bear the costs of these investment advisory fees (see the Funds' prospectuses for more information). Some service providers may pay us significantly more than others and the amount we receive may be substantial. These percentages currently range from 0.00% to 0.22%, and as of the date of this prospectus, we were receiving payments from each Fund's service providers.

Additionally, certain of the Funds make payments to us or the Distributor under their distribution plans (12b-1 plans). The payment rates currently range from 0.09% to 0.25% based on the amount of assets invested in those Funds. Payments made out of the assets of the Funds will reduce the amount of assets that otherwise would be available for investment, and will reduce the return on your investment. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the Fund's average net assets, which can fluctuate over time. If, however, the value of the Funds goes up, then so would the payment to us or to the Distributor. Conversely, if the value of the Fund goes down, payments to us or to the Distributor would decrease.

We and/or the Distributor also may directly or indirectly receive additional amounts or different percentages of assets under management from some of the Funds' service providers with regard to other variable insurance products we or our affiliates may issue or administer.

CHANGE OF INVESTMENTS

We reserve the right to make additions to, deletions from, or substitutions for the shares held by the Separate Account or that the Separate Account may purchase. If investment in the Funds is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another fund without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future premiums, or both. However, no such substitution will be made without the approval of the Securities and Exchange Commission, if required. Furthermore, we may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The Funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.

We may establish additional Subaccounts of the Separate Account, each of which would invest in a new fund, or in shares of another investment company. New Subaccounts may be established when, at our discretion, marketing needs or investment conditions warrant. New Subaccounts may be made available to existing Owners as we determine. We may also eliminate or combine one or more Subaccounts, transfer assets, or substitute one Subaccount for another Subaccount, if, in our discretion, marketing, tax, or investment conditions warrant. We will notify you of any such changes.

If we deem it to be in the best interests of persons having voting rights under the Contract, we may deregister the Separate Account under the Investment Company Act of 1940 (the "1940 Act"), make any changes required by the 1940 Act, operate the Separate Account as a management investment company under the 1940 Act or any other form permitted by law, transfer all or a portion of the assets of a Subaccount or separate account to another Subaccount or separate account pursuant to a combination or otherwise, and create new separate accounts. Before we make certain changes we may need approval of the Securities and Exchange Commission and applicable state insurance departments. We will notify you of any changes.

                                 THE CONTRACTS


A. GENERAL INFORMATION

We reserve the right to accept or refuse to issue the Contract at our sole discretion.

1. PURCHASE PAYMENTS


You may make Purchase Payments under the Contract during the Accumulation Period, subject to the restrictions set forth below. We will not accept Purchase Payments after the date of death of an Owner or on or after the older Owner's or Annuitant's 80th birthday. We reserve the right to waive or modify any Purchase Payment limitation and to not accept any Purchase Payment. Please note that if you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there may be additional limitations on Purchase Payments. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


The minimum initial and subsequent Purchase Payment for a Qualified Contract is $50. However, if annualized contribution amounts from a payroll or salary deduction plan are equal to or greater than $600, we accept a periodic payment under $50. For a Non-Qualified Contract the minimum initial Purchase Payment is $2,500 and the minimum subsequent Purchase Payment is $500.

You may make Purchase Payments to Non-Qualified Contracts and Contracts issued as IRAs by authorizing us to draw on your account via check or electronic debit through a Pre-Authorized Checking (PAC) Agreement. For Purchase Payments made pursuant to a PAC Agreement, the following minimum Purchase Payment provisions apply:

    - The minimum initial Purchase Payment to an IRA made pursuant to a PAC Agreement is $100.

    - The minimum initial Purchase Payment to a Non-Qualified Contract made pursuant to a PAC Agreement is $1,000 unless you also own an existing Contract, in which case the minimum is $100.

    - The minimum subsequent Purchase Payment made pursuant to a PAC Agreement is $100.

The maximum cumulative Purchase Payments that may be made under the Contract is $1,000,000 without Company approval. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation. In addition, for Qualified Contracts, the maximum annual amount of Purchase Payments may be limited by the retirement plan funded by the Contract.

You may allocate your Purchase Payments to the Subaccounts and/or the Fixed Account. The minimum amount of Purchase Payments that may be allocated to any Subaccount is $50. The maximum amount of Purchase Payments that may be allocated to the Fixed Account in any Contract Year is $1,000,000 for Qualified Contracts and $100,000 for Non-Qualified Contracts. We will aggregate multiple Contracts you own for purposes of this limitation. Purchase Payments that are made under a systematic investment program that has been approved by us are not subject to this limitation. However, we reserve the right to modify or terminate this provision and subject all Purchase Payments to the $100,000 limitation.

We do not include PPBs credited to your Contract Value when calculating any of these limits.

We reserve the right to not allow you to allocate Purchase Payments to the Fixed Account if the Fixed Account interest rate applicable to such Purchase Payments would be less than or equal to 3%.

2. FREE LOOK PERIOD

You may examine a Contract and return it for a refund during the "free look" period. The length of the free look period depends upon the state in which the Contract is issued. However, it will be at least

10 days from the date you receive the Contract. Upon receipt by us, the Contract will be cancelled and amounts refunded. The amount of the refund depends on the state in which the Contract is issued. Generally the refund will be the Contract Value as of the Valuation Date on which we receive your Contract at our Service Center minus the PPB adjusted for any negative or positive investment performance. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionately attributable to the PPB. Some states require the return of all Purchase Payments (not including the PPB). Thus, if you return the Contract during the "free look" provision, you will not receive the PPB. In those states we will return the greater of Purchase Payments and Contract Value (not including the PPB) as of the Valuation Date on which we receive your Contract at our Service Center.


In addition, while a special "free look" provision applies in some circumstances to Contracts issued as Individual Retirement Annuities, Simplified Employee Pensions--IRAs or as Roth Individual Retirement Annuities, if the amount returned would be less than the Contract Value, we will return the Contract Value (not including the PPB) as of the Valuation Date on which we receive the Contract at our Service Center. (See APPENDIX B--COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY DEFERRED FIXED AND VARIABLE ANNUITY IRA, ROTH IRA, AND SIMPLE IRA DISCLOSURE STATEMENT) If you decide to return your Contract for a refund during the "free look" period, please also include a letter instructing us to cancel your Contract.


3. OWNERS, ANNUITANTS, AND BENEFICIARIES

Please note that naming different persons as Owner(s), Annuitant(s), and Beneficiary(ies) can have important impacts on whether death benefits, annuity payments, and rider benefits are paid and on whose life payments are based. Carefully consider the potential consequences under various scenarios when naming Owners, Annuitants, and Beneficiaries, and consult your agent.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, there are restrictions on naming and changing Owners, Annuitants, and Beneficiaries. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)



BENEFICIARIES. You designate the Beneficiary. During the Accumulation Period and prior to the death of an Owner, you may change a Beneficiary at any time by signing and returning our form. After the Annuity Date, the Beneficiary may be changed prior to the death of an Owner or the Annuitant. However, in the case of joint Owners, the surviving joint Owner is automatically the Primary Beneficiary and cannot be changed. No Beneficiary change is binding on us until we receive it. We assume no responsibility for the validity of any Beneficiary change. Under a Qualified Contract, the provisions of the applicable plan may prohibit a change of Beneficiary. (See "FEDERAL TAX MATTERS")


You may change the Beneficiary if you send a written change form to our Service Center. Changes are subject to the following:


    1.  The change must be filed while you are alive;


    2.  The Contract must be in force at the time you file a change;

    3. Such change must not be prohibited by the terms of an existing assignment, Beneficiary designation, or other restriction;

    4. Such change will take effect when we receive it. However, action taken by us before the change form was received will remain in effect;

    5. The request for change must provide information sufficient to identify the new Beneficiary; and

    6. In the case of joint Owners, we will consider the designation of a Beneficiary other than the surviving joint Owner to be a Contingent Beneficiary.

In the event that all Primary Beneficiaries predecease you, we will pay the death benefit proceeds to the surviving Contingent Beneficiaries. In the event that a Contingent Beneficiary predeceases you, we will distribute the benefits pro rata to the surviving Contingent Beneficiaries. If there are no surviving Contingent Beneficiaries, we will pay the benefits to your estate.

When multiple Beneficiaries are involved, we can not determine the death benefit proceeds until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.

OWNERS. Prior to the death of an Owner and subject to our prior approval, you may add, change, or remove an Owner by written request to our Service Center. To the extent permitted by state law, we reserve the right to refuse a change in Owner at any time on a non-discriminatory basis. Any replacement or additional Owner must not have attained age 80 prior to the Valuation Date we receive your request. Adding, changing, or removing an Owner may result in certain tax consequences to you, and you should consult your tax advisor as to the tax consequences.

You must furnish information sufficient to clearly identify a new Owner to us. If we approve the change, the effective date of the change will be the date the request was signed by you, except for action taken by us prior to receiving the request. Any change is subject to the payment of any proceeds. We may require you to return the Contract to us for endorsement of a change.

ANNUITANTS. For Contracts with natural Owners, prior to the Annuity Date, you may add or change an Annuitant, by written request to our Service Center. For Contracts with non-natural Owners, prior to the Annuity Date, you may add or change an Annuitant with our prior approval. Additionally, for Contracts with non-natural Owners, any replacement or additional Annuitant must not have attained age 80 prior to the Valuation Date we receive your request. On or after the Annuity Date, you may not change or add an Annuitant for Contracts with natural or non-natural Owners.

There must be at least one Annuitant at all times. If an Annuitant who is not an Owner dies prior to the Annuity Date, the youngest Owner will become the new Annuitant unless there is a surviving joint Annuitant or a new Annuitant is otherwise named. We will not pay a death benefit upon the death of an Annuitant unless the sole Owner is a non-natural person. We will pay a death benefit of Withdrawal Value upon a change of Annuitant if the sole Owner is a non-natural person. Joint Annuitants are only permitted in Non-Qualified Contracts.

4. ASSIGNMENT

To the extent permitted by state law, assignments are subject to our acceptance. Subject to state requirements, we reserve the right to refuse any assignment or other transfer of the Contract at any time on a non-discriminatory basis.

Subject to our acceptance, you may assign a Non-Qualified Contract during the Accumulation Period and prior to the death of an Owner by completing and returning our assignment form to our Service Center. No assignment is binding on us until we accept it, and we assume no responsibility for the validity of any assignment. Generally, an interest in a Qualified Contract may not be assigned.

If an assignment of the Contract is in effect on the Annuity Date, we reserve the right to pay the assignee, in one sum, that portion of the Contract Value (less any applicable premium taxes) to which the assignee appears to be entitled. Amounts payable during the Annuity Period may not be assigned or encumbered (to the extent permitted by law, annuity payments are not subject to levy, attachment or other judicial process for the payment of the payee's debts or obligations). An assignment may be a taxable event and may subject you to immediate tax liability and to a 10% tax penalty. (See "FEDERAL TAX MATTERS") You, therefore, should consult a qualified tax adviser regarding the tax consequences of an assignment.

Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment.

B. PURCHASE PAYMENT BONUS

Each time you make a Purchase Payment, we will credit an additional amount to your Contract Value--the PPB. Each PPB we calculate is equal to 4% of the Purchase Payment. All PPBs become part of the Contract Value at the same time and are allocated in the same manner and percentage as the corresponding Purchase Payment. PPBs are not considered to be Purchase Payments.

We use a portion of the mortality and expense risk charge and the withdrawal charge to fully or partially offset PPBs credited to the Contract. These and other expenses for the Contract may be higher than the expenses for a similar contract that does not credit a PPB. Over time, the amount of the PPBs credited to your Contract may be more than offset by the higher withdrawal charges and mortality and expense risk charges. We expect to make a profit from these charges.

It is important to remember that this Contract is a long-term investment. Carefully consider your need to make withdrawals from or surrender the Contract in the short-term as your expenses can outweigh the benefits of the PPB. We issue other variable annuity contracts that do not offer PPBs but have lower fees and charges and may provide larger contract values upon surrender than the Contract, depending on the performance of your chosen Subaccounts and the differences in fees and charges. You should carefully consider whether the Contract is the best product for you. Generally the Contract is most suited for those who intend to hold it for a relatively long time. We encourage you to talk with your agent and determine whether or not the Contract is appropriate for you.

The PPB is not considered to be an "investment in the contract" for income tax purposes. (See "Federal Income Taxes")

C. LIMITATIONS ON YOUR PURCHASE PAYMENT BONUS

There are important limitations on your PPB. These limitations are:

    - We will recapture the PPB credited to your Contract Value if you return the Contract during the free look period. However, we will assume the risk of loss (and keep the investment gain) on the PPB. We will also return the mortality and expense risk charge, the administration charge, and any other charges proportionality attributable to the PPB.

    - We reserve the right to not credit your Contract Value with a PPB if at the time a Purchase Payment is made, the sum of partial withdrawals and loans made under the Contract exceeds the sum of Purchase Payments and loan repayments.

D. THE ACCUMULATION PERIOD

1. APPLICATION OF PURCHASE PAYMENTS

You select allocation of Purchase Payments to the Subaccount(s) and the Fixed Account, if permitted. The PPB will be allocated in the same manner and proportion as the Purchase Payment allocation. When you allocate Purchase Payments and corresponding PPBs to a Subaccount, we credit Accumulation Units to that Subaccount based on the value of an Accumulation Unit, as computed after we receive the Purchase Payment at our Service Center. If we receive a Purchase Payment at our Service Center before the close of business on the Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a

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Purchase Payment at our Service Center on or after the close of business on the
Valuation Date, we will credit Accumulation Units based on Accumulation Unit values determined at the end of the next Valuation Date. Purchase Payments (and corresponding PPBs) allocated to the Fixed Account begin earning interest one day after we receive them.

We will credit an initial Purchase Payment (and corresponding PPB) no later than the end of the second Valuation Date following the Valuation Date we receive the Purchase Payment at our Service Center, provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment.

After the initial purchase, we determine the number of Accumulation Units credited by dividing the Purchase Payment (and corresponding PPB) allocated to a Subaccount by the Subaccount's Accumulation Unit value, as computed after we receive the Purchase Payment. After we determine the number of Accumulation Units credited, the number of Accumulation Units will not change due to investment experience. Accumulation Unit value varies to reflect the investment experience of the Subaccount and the assessment of charges against the Subaccount. We reduce the number of Accumulation Units when we assess the contract fee and the GLWB Rider charge (if you elected the GLWB rider prior to its discontinuance on June 1, 2009).

If we are not provided with information sufficient to establish a Contract or to properly credit the initial Purchase Payment, we will promptly request the necessary information. If the requested information is not furnished within five business days after we receive the initial Purchase Payment, or if we determine that we cannot otherwise issue the Contract within the five day period, we will return the initial Purchase Payment to you, unless you consent to our retaining the initial Purchase Payment until the application is completed. If we receive the information sufficient to establish a Contract, we will issue the Contract and allocate the Purchase Payment no later than the end of the second Valuation Date following the Valuation Date we receive the missing information.

We may issue a Contract without a signed application if:

    - an agent's broker-dealer provides us with application information, electronically or in writing,

    - we receive the initial Purchase Payment, and

    - you confirm in writing, after the Contract is delivered, that all information in the Contract is correct.

If you submit your application, initial Purchase Payment, and/or subsequent Purchase Payments to your agent, we will not begin processing your purchase order until we receive the application and Purchase Payment from your agent's broker-dealer.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may allocate Purchase Payments. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


2. ACCUMULATION UNIT VALUE

Each Subaccount has Accumulation Unit values for each combination of asset based charges. When Purchase Payments (and corresponding PPBs) are allocated to a Subaccount, the number of units credited is based on the Subaccount's applicable Accumulation Unit value at the end of the current

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Valuation Period. When amounts are transferred out of or deducted from a
Subaccount, units are redeemed in a similar manner. Generally, we determine the value of an Accumulation Unit as of the close of business on each Valuation Date.

The Accumulation Unit value at the end of each subsequent Valuation Period is the relevant investment experience factor for that Valuation Period times the Accumulation Unit value for the preceding Valuation Period.

Each Subaccount has its own investment experience factor for each combination of charges. The investment experience of the Separate Account is calculated by applying the investment experience factor to the Accumulation Unit value in each Subaccount during a Valuation Period.

The investment experience factor of a Subaccount for any Valuation Period is determined by the following formula:

       (1 divided by 2) minus 3, where:

           (1) is:

               - the net asset value per share of the Fund held in the
                 Subaccount as of the end of the current Valuation Period; plus

               - the per share amount of any dividend or capital gain
                 distributions made by the Fund held in the Subaccount, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

               - a charge or credit for any taxes reserved for the current
                 Valuation Period which we determine have resulted from the investment operations of the Subaccount;

           (2) is the net asset value per share of the Fund held in the Subaccount as of the end of the preceding Valuation Period; and

           (3) is the factor representing asset-based charges (the mortality and expense risk charge, the administration charge, and the Step-Up Death Benefit Rider charge (if you elect the Step-Up Death Benefit Rider).

3. CONTRACT VALUE

On any Valuation Date, the Contract Value equals the total of:

    - the number of Accumulation Units credited to each Subaccount, times

    - the value of a corresponding Accumulation Unit for each Subaccount, plus

    - your interest in the Fixed Account.


4. TRANSFERS DURING THE ACCUMULATION PERIOD



Transfers are subject to the Company's then-current rules on Disruptive Trading, as may be amended from time to time; see 5. DISRUPTIVE TRADING, below. In addition to the Disruptive Trading rules, the Contract provides that certain restrictions apply to transfers among the Subaccounts and the Fixed Account during the Accumulation Period:



    - The Contract provides (1) that the minimum amount which may be transferred is $500 for each Subaccount and Fixed Account or, if smaller, the remaining amount in the Fixed Account or a Subaccount and (2) that no partial transfer will be made if the remaining Contract Value of the Fixed Account or any Subaccount will be less than $100 unless the transfer will eliminate your interest in such account. The Company is currently waiving these requirements, but reserves the right to enforce the provisions in the future.


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

    - If you request a transfer from a specific Subaccount or from the Fixed Account, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, we will transfer Purchase Payments (and earnings attributable to those Purchase Payments) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.



    - You must request transfers in excess of $250,000 per Contract, per day, through standard United States mail. We reserve the right to require transfers into and out of one Subaccount in excess of $50,000, per Contract, per day, to be requested through standard United States mail.



Transfers involving the Fixed Account may be subject to additional provisions; see APPENDIX A--MORE INFORMATION ABOUT THE FIXED ACCOUNT. Certain states may also impose restrictions on payments and transfers to the Fixed Account.



Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts and/or the Fixed Account that are affected.



If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Investment Options available for transfer under third party authorizations.



We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.



We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.



Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.



If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may transfer Contract Value. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


Any transfer request must clearly specify the amount which is to be transferred and the names of the Subaccounts and/or the Fixed Account that are affected.

If you authorize a third party to transact transfers on your behalf, we will reallocate the Contract Value pursuant to the third party's instructions. However, we take no responsibility for any third party asset allocation or investment advisory service or program. We may suspend, limit, or cancel acceptance of a third party's instructions at any time and may restrict the Investment Options available for transfer under third party authorizations.

We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Accumulation Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, modify or terminate the transfer provisions. If you submit a request for a transfer that is no longer permitted, we will notify you in writing that the transaction is not permissible.

Some of the Funds reserve the right to delay or refuse purchase requests from the Separate Account, as may be further described in their prospectuses and/or statements of additional information. Therefore, if you request a transaction under your Contract that is part of a purchase request delayed or refused by a Fund, we will be unable to process your request. In that event, we will notify you promptly in writing or by telephone.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we will restrict the Investment Options to which you may transfer Contract Value. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


5. DISRUPTIVE TRADING

The Contract is not designed for use by individuals, professional market timing organizations, or other entities that engage in short-term trading, frequent transfers, programmed transfers or transfers that are large in relation to the total assets of a Fund (collectively, "Disruptive Trading"). These activities may require the Fund to maintain undesirable large cash positions or frequently buy or sell portfolio securities. Such transfers may dilute the value of the Fund's shares, interfere with the efficient management of the Fund's portfolio, and increase brokerage and administrative costs of the Funds. As a result, Disruptive Trading may adversely affect a Fund's ability to invest effectively in accordance with its investment objectives and policies, and may harm other Contract Owners and other persons who may have an interest in the Contract (E.G. Annuitants and Beneficiaries.)

In order to protect our Contract Owners and the Funds from potentially harmful trading activity, we utilize certain policies and procedures that are designed to detect and prevent disruptive trading among the Funds (the "Disruptive Trading Procedures"). Our Disruptive Trading Procedures consider certain factors in order to identify Disruptive Trading activity, including the following:

    - the number of transfers made over a period of time;

    - the length of time between transfers;

    - whether the transfers follow a pattern that appears to be designed to take advantage of short term market fluctuations, particularly within certain Funds;

    - the dollar amount(s) requested for transfers; and

    - whether the transfers are part of a group of transfers made by a third party on behalf of several individual Contract Owners; and

    - the investment objectives and/or size of the Funds.

We may increase our monitoring of Contract Owners who engage in what we perceive to be disruptive trading, including investigating the transfer patterns within multiple contracts owned by the same Contract Owners. We may also investigate any patterns of disruptive trading identified by the Funds that may not have been captured by our Disruptive Trading Procedures.

If we determine you are engaged in disruptive trading, we may take one or more actions in an attempt to halt such trading. Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other Contract Owners (or others having an interest in the Contract). Our restrictions may take various forms, but under our current Disruptive Trading Procedures will include loss of telephone, fax, overnight mail, or Internet transfers. This means that we would accept only written transfer requests with an original signature transmitted to us at our Service Center and only by standard United States mail. We may also restrict the transfer privileges of others acting on your behalf, including your agent or an asset allocation or investment advisory service. We may also limit the number of transfers you may make during a calendar year and we may limit the number of times you may transfer Contract Value into particular Subaccounts during a calendar year. Subject to the terms of the Contract, we reserve the right to impose, without prior notice, additional or alternate restrictions on allocations and transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners or other holders of the Funds. We will reverse any transactions inadvertently processed in contravention of our restrictions within two days of the date the inadvertently processed transaction occurred.

Our Disruptive Trading Procedures may vary among the Subaccounts. Some of the Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the Fund's investment adviser, the Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. If a Fund refuses a transfer request from us, we may not be able to effect certain allocations or transfers that a Contract Owner has requested. Some Funds may impose redemption fees on short-term trading (I.E., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

The Funds may have adopted their own policies and procedures with respect to excessive trading of their respective shares, and we reserve the right to enforce these policies and procedures. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. You should be aware that we currently may not have the contractual obligation or the operational capacity to apply the Funds' excessive trading policies and procedures. However, under SEC rules, we are required to: (1) enter into a written agreement with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Contract Owners, and (2) execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Contract Owners who violate the excessive trading policies established by the Fund.

You should be aware that the purchase and redemption orders received by the Funds generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual Owners of variable insurance contracts. The omnibus nature of these orders may limit the Funds' ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the Funds (and thus our Contract Owners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Funds. In addition, if a Fund believes that an omnibus order we submit may reflect one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.

We will apply our Disruptive Trading Procedures consistently without special arrangement, waiver, or exception. However, the Company's ability to detect and deter Disruptive Trading and to consistently apply the Disruptive Trading Procedures may be limited by operational systems and technological limitations. Contract Owners seeking to engage in such transfer activities may employ a variety of strategies to avoid detection. Because identifying Disruptive Trading involves judgments that are inherently subjective, the Company cannot provide assurances that its Disruptive Trading Procedures will detect every Contract Owner who engages in disruptive trading. In addition, the terms of some contracts previously issued by the Company, historical practices or actions, litigation, or certain regulatory restrictions may limit the Company's ability to apply transfer or other restrictions.

If we are unable to detect Disruptive Trading or are unable to restrict Disruptive Trading because of contract provisions or other reasons, you may experience dilution in the value of your Fund shares. There may be increased brokerage and administrative costs within the Funds, which may result in lower long-term returns for your investments. Additionally, because other insurance companies and/or retirement plans may invest in the Funds, we cannot guarantee that the Funds will not suffer harm from disruptive trading within the variable contracts issued by other insurance companies or among Investment Options available to retirement plan participants.

6. WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD

You may make a partial withdrawal subject to the restrictions set forth below. You also may withdraw all of the Withdrawal Value and surrender the Contract. You should carefully consider taking partial withdrawals or surrendering your Contract, as the following may apply:

    - You may withdraw up to the Free Withdrawal Amount in any Contract Year and we will not assess a withdrawal charge. However, if you withdraw more than the Free Withdrawal Amount in any Contract Year, the excess amount withdrawn may be subject to a withdrawal charge. We also may assess a withdrawal charge upon surrender of the Contract, although we will first apply the Free Withdrawal Amount. (See "WITHDRAWAL CHARGE")

    - Withdrawals and surrenders may be subject to federal and state income tax and a 10% penalty tax. (See "FEDERAL TAX MATTERS")


    - Partial withdrawals reduce your Contract Value and your death benefit. (See "DEATH BENEFITS") Certain withdrawals also may reduce the value of the guarantees provided by the GLWB Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


    - Your ability to withdraw or surrender may be limited by the terms of a qualified plan such as Section 403(b) plans. (See "FEDERAL TAX MATTERS")


    - We may assess the contract fee and a pro rata portion of the GLWB Rider charge upon full surrender. (See "CONTRACT FEE" and "GLWB RIDER CHARGE," and see APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


    - We may assess premium taxes on partial withdrawals and surrenders. (See "STATE PREMIUM TAXES")

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
You may request a partial withdrawal subject to the following:

    - The partial withdrawal must be at least $500 from each Investment Option from which the withdrawal is requested, or the full amount of the Investment Option, if smaller.

    - You must leave at least $100 in each Investment Option after a withdrawal unless the account is eliminated by the withdrawal.

    - We will limit a withdrawal from the Fixed Account to an amount that equals the Fixed Account Contract Value less Debt, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the withdrawal, and less interest for one calendar year on any loan at the time that you make the withdrawal.

    - At least $500 of Contract Value must remain in the Contract after the withdrawal or we will surrender your Contract (which means that withdrawal charges, federal and state income taxes and tax penalties, and premium taxes may apply).

    - Direct transfers, rollovers, and 1035 exchanges are not permitted if there is an outstanding loan.

    - If you request a withdrawal from a specific Subaccount or from the Fixed Account, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to that Subaccount or to the Fixed Account, in the chronological order in which we received such Purchase Payments in the Contract. Otherwise, withdrawals will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) previously allocated or transferred to all Subaccounts and the Fixed Account in which you have an interest, in the chronological order in which we received such Purchase Payments in the Contract.

Election to withdraw (including the withdrawal amount) shall be made in writing to us at our Service Center and should be accompanied by the Contract if surrender is requested. The Withdrawal Value attributable to the Subaccounts is determined on the basis of the Accumulation Unit values calculated after we receive the request. If we receive a withdrawal or surrender request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a withdrawal or surrender request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a withdrawal, transfer or surrender, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

The surrender rights of Owners who are participants in the Texas Optional Retirement Program (Texas ORP) are restricted. A participant in the Texas ORP must obtain a certificate of termination from the participant's employer before a Contract can be redeemed. Participants in the Texas Optional Retirement System may transfer their Withdrawal Value to another approved provider as permitted under the Texas Optional Retirement System. In those states adopting similar requirements for optional retirement programs, we will follow similar procedures. Please note that the Texas ORP does not restrict transfers within a Contract, and thus participants are permitted to make transfers of Contract Value among the Investment Options.

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, special withdrawal rules apply. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER).


7. DEATH BENEFITS

The following section describes the death benefits we currently make available under the Contract if an Owner dies before the Annuity Date. We will calculate the death benefit on the Valuation Date we receive due proof of the Owner's death. Any death benefit payment we make in excess of your Contract Value is subject to our financial strength and claims-paying ability.

STANDARD DEATH BENEFIT

If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs prior to the older Owner's 75th birthday, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

    (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

    (B) = The Purchase Payment Value (described below) less Debt, on the Valuation Date we receive due proof of death.

If you have not elected the Step-Up Death Benefit Rider and an Owner's death occurs on or after the older Owner's 75th birthday, the death benefit will be equal to (A) above, less any premium taxes.

The Purchase Payment Value on the Date of Issue is equal to the initial Purchase Payment (not including the corresponding PPB), less any premium taxes. We will increase the Purchase Payment Value by the amount of each subsequent Purchase Payment (not including the corresponding PPB), less any premium taxes. The Purchase Payment Value after a withdrawal will be equal to the lesser of:

    (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes);

    (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

       The Proportional Reduction Factor is equal to (1) divided by (2), where:

       (1) is the Contract Value after the withdrawal, and

       (2) is the Contract Value immediately prior to the withdrawal.

EXAMPLE:

    Contract Value = $80,000
    Purchase Payment Value = $100,000
    Debt = $0

If a withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) of $20,000 is taken, we follow the steps below to recalculate the Purchase Payment Value after the withdrawal:

    - STEP 1: We calculate the Contract Value after the withdrawal. This is the Contract Value immediately prior the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes). ($80,000 - $20,000 = $60,000)

    - STEP 2: We calculate the Proportional Reduction Factor. The Proportional Reduction Factor is the Contract Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal. ($60,000 / $80,000 = 75%)

    - STEP 3: We calculate the Purchase Payment Value after the withdrawal. This is the lesser of:

      (a) The Purchase Payment Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes) = $100,000 - $20,000 = $80,000

      (b) The Purchase Payment Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor = $100,000 X 75% = $75,000

    = Lesser of $80,000 and $75,000 = $75,000


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the standard death benefit. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


STEP-UP DEATH BENEFIT RIDER


We currently offer one optional enhanced death benefit under the Contract: the Step-Up Death Benefit Rider. We may discontinue the offering of the Step-Up Death Benefit Rider at any time. The Step-Up Death Benefit Rider may not be available in all states.


The calculation of benefits under the Step-Up Death Benefit Rider changes after you attain age 81 and certain increases in benefits cease after that age. Therefore, the Step-Up Death Benefit Rider may not be appropriate depending on your proximity to age 81. Prior to electing the Step-up Death Benefit Rider, you should carefully consider the benefits available based on your age and consult with your financial adviser to assist you in determining whether to elect the Step-Up Death Benefit Rider.

You may elect the Step-Up Death Benefit Rider only if the older Owner is age 79 or younger at the Date of Issue. We deduct a daily charge from your Contract Value for the Step-Up Death Benefit Rider equal to 0.20%, on an annual basis. (See "STEP-UP DEATH BENEFIT RIDER CHARGE") We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account. You may elect the Step-Up Death Benefit Rider only on the initial Contract application. You cannot elect the Step-Up Death Benefit Rider after the Date of Issue.

If you elect the Step-Up Death Benefit Rider, the death benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

    (A) = The Contract Value less Debt, on the Valuation Date we receive due proof of death;

    (B) = The Step-Up Value (described below) less Debt, on the Valuation Date we receive due proof of death.

The Step-Up Value on the Date of Issue is equal to the initial Purchase Payment (not including the corresponding PPB), less any premium taxes. We will increase the Step-Up Value by the amount of each subsequent Purchase Payment (not including the corresponding PPB), less any premium taxes. The Step-Up Value after a withdrawal will be equal to the lesser of:


    1. The Step-Up Value immediately prior to the withdrawal minus the amount of the withdrawal (including any withdrawal charges, premium taxes, and federal and state income taxes and penalty taxes); or



    2. The Step-Up Value immediately prior to the withdrawal multiplied by the Proportional Reduction Factor below.

       The Proportional Reduction Factor is equal to (a) divided by (b), where:


       (a) is the Contract Value after the withdrawal, and



       (b) is the Contract Value immediately prior to the withdrawal.


On each Contract Anniversary prior to the older Owner's 81st birthday, we will recalculate the Step-Up Value to equal the greater of:


    1.  The Contract Value on that Contract Anniversary; and



    2.  The current Step-Up Value on that Contract Anniversary.


If an Owner dies prior to a Contract Anniversary and the Valuation Date we receive due proof of death falls on or after that anniversary, we will not recalculate the Step-Up Value on that anniversary.

See the "STANDARD DEATH BENEFIT" above for an example of how we adjust the death benefit values for withdrawals.

You may not terminate the Step-Up Death Benefit Rider once it is in effect. It will remain in force unless it is terminated as set forth below. The Step-Up Death Benefit Rider will automatically terminate on the earliest of:

    1.  the Annuity Date;

    2. the Valuation Date that we receive due proof of death of the Owner (in the case of a spousal continuation, the spouse may elect the Step-Up Death Benefit Rider if we offer it at that time) ; or

    3.  termination or surrender of the Contract.

All charges for the Step-Up Death Benefit Rider will cease upon termination.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we may pay a death benefit in excess of the Step-Up Death Benefit Rider. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


PAYMENT OF DEATH BENEFITS

If there is only one Owner under the Contract, we will pay the death benefit to the Beneficiary upon the death of such Owner before the Annuity Date. Upon the death of a joint Owner before the Annuity Date, we will pay the death benefit to the surviving joint Owner. We will pay the death benefit upon the first to die of any joint Owners. If any Owner is not a natural person, we will treat each Annuitant under the Contract as an Owner for death benefit payment purposes and we will pay the death benefit upon the death of any Annuitant.

We will pay the death benefit to the Beneficiary (or joint Owner, if applicable) after we receive due proof of death. We will then have no further obligation under the Contract. The Valuation Date on which we receive all required paperwork is the date the Contract is tendered for redemption and the date for calculation of the benefits.

Due proof of death means our receipt of a certified death certificate and all necessary claim paperwork, the return of the Contract and such other information we may require to process the death benefit. If we receive due proof of death at our Service Center before the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a due proof of death at our Service Center on or after the close of business on the Valuation Date, we will calculate the death benefit based on Accumulation Unit values determined at the end of the next Valuation Date.

When multiple Beneficiaries are involved, death benefits cannot be determined until we receive the complete death benefit claim in good order, that is, receipt of proper elections from all Beneficiaries as well as proof of death.

The death benefit may be paid in a lump sum. The Beneficiary (or the surviving joint Owner) may defer this sum for up to five years from the date of death. Instead of a lump sum payment, the Beneficiary or the surviving joint Owner, as the case may be, may elect to have the death benefit distributed as stated in Annuity Option 1 for a period not to exceed the Beneficiary's (or the surviving joint Owner's) life expectancy; or Annuity Option 2 or 3 based upon the life expectancy of the Beneficiary (or the surviving joint Owner) provided with respect to Annuity Option 3 that such life expectancy exceeds the certain period of 10 years. (See "THE ANNUITY PERIOD" for a description of the Annuity Options.) The Beneficiary (or the surviving joint Owner) must make this election within 60 days of the time we receive due proof of death, and distribution under these annuity payment options must commence within one year of the date of death. If the death benefit is requested in a form other than a lump sum and the death benefit is greater than the Contract Value, we will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs VIT Money Market Subaccount. If, however, the Goldman Sachs VIT Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.

If the Beneficiary is not a natural person the entire death benefit must be distributed within five years of your death.

If your spouse is the only Primary Beneficiary when you die, your surviving spouse may elect to be the successor Owner of the Contract by completing the spousal continuation section of the claim form submitted with due proof of your death. The date of continuance of the Contract will be the Valuation Date we receive due proof of your death. Your surviving spouse will become the Annuitant if no Annuitant is living at the time of your death. Spousal continuation will not satisfy minimum required distribution rules for Qualified Contracts other than IRAs. However, the right of a spouse to continue the Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

If your surviving spouse elects to become the successor Owner of the Contract on your death, thereby waiving claim to the death benefit otherwise payable, we will not pay out a death benefit on your death. Instead, we will increase the Contract Value on the Valuation Date we receive due proof of your death to equal the death benefit amount otherwise payable (if the death benefit is greater than the Contract Value), subject to the following:

    - We will credit the amount of the death benefit that exceeds the Contract Value to the Goldman Sachs VIT Money Market Subaccount. If, however, the Goldman Sachs VIT Money Market Subaccount is not available as an Investment Option under the Contract at that time, then we will credit the death benefit among the Investment Options in the same proportion that the value of each Investment Option bears to the total Contract Value.

    - We will terminate the Step-Up Death Benefit Rider if in effect as of the Valuation Date we receive due proof of your death.

    - On the date of continuance, your surviving spouse may elect the Step-Up Death Benefit Rider or any optional enhanced death benefit then offered by us. All such death benefits will be subject to the terms and conditions then in effect at the time of continuance. All charges and benefits will be calculated as if the coverage was issued to the surviving spouse on the date of continuance and the Contract Value on the date of continuance resulted from receipt of an initial Purchase Payment in that amount.

    - We will assess withdrawal charges, if any, only on Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) we receive after the date of continuance.

    - Any subsequent spouse of the surviving spouse will not be entitled to continue the Contract upon the death of the surviving spouse.

If any Owner dies on or after the Annuity Date, and before the entire interest in the Contract has been distributed, any remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death.

In all events, we will pay or apply the Contract's death benefit in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable.

8. LOANS

The Owner of a Contract issued as a tax sheltered annuity under Section 403(b) of the Code or with a qualified plan under Code Section 401, may request a loan (if permitted by the qualified plan) any time during the Accumulation Period. Only one loan may be outstanding on a Contract at a given time. The outstanding loan must be repaid in full before the next loan may be granted. While a loan is outstanding, you may continue to make Purchase Payments to the Contract through your 403(b) or qualified plan.

The requirements and limitations governing the availability of loans, including the maximum amount that a participant may take as a loan, are subject to the rules in the Code, IRS regulations, and our procedures in effect at the time a loan is made. In the case of loans made under Contracts which are subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), additional requirements and limitations will apply such as those under the terms of the plan, Department of Labor regulations and ERISA. Because the rules governing loans under Code Section 403(b) contracts and ERISA qualified plans are complicated, you should consult your tax adviser before exercising the loan privilege. Failure to meet the requirements for loans may result in adverse income tax consequences to you. The loan agreement you sign will describe the restrictions and limitations applicable to the loan at the time you apply. For loans subject to ERISA, you also may wish to consult your plan administrator.

The maximum loan available is the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value at the time that you make the loan, and less interest for one calendar year on the loan at the time that you make the loan.

Federal tax law further restricts the total amount of your plan loans to the lesser of (i) 50,000, reduced by the excess of the highest outstanding balance of your loans during the one-year period preceding the date of a loan, over the outstanding balance of your loans, or (ii) the greater of 50% of your plan account value or $10,000. We may defer granting a loan for six months from the date we receive the written loan request at our Service Center.

Federal tax law requires loans to be repaid in a certain manner and over a certain period of time. For example, loans generally are required to be repaid within five years (except in cases where the loan was used to acquire the principal residence of the plan participant), with repayments made at least quarterly and in substantially level amortized payments over the term of the loan. Failure to make a loan repayment when due will result in adverse tax income tax consequences to you.

Interest will be charged on your loan amount. If your Contract is not subject to ERISA, the interest rate charged is 5.5%. If your Contract is subject to ERISA, the interest rate charged is based on Moody's Corporate Bond Yield Average--Monthly Average Corporates (rounded to the nearest 0.25%). We are not responsible for determining whether this rate is a "reasonable interest rate" as required by ERISA and we make no representations to that effect.

While a loan is outstanding, we will credit the value securing the loan with interest at the daily equivalent of the annual loan interest rate charged reduced by 2.5%, instead of the current interest rate credited to the Fixed Account. This rate will never be lower than the minimum guaranteed Fixed Account interest rate.

If there is an outstanding loan balance when the Contract is surrendered or annuitized, or when a death benefit is paid, the amount payable will be reduced by the amount of the loan outstanding plus accrued interest. In addition, loans, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Investment Options will apply only to the unborrowed portion of the Contract Value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your Contract Value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, your Contract Value will be greater than it would have been had no loan been outstanding. We will apply any repayment of Debt first to reduce that part of the Debt that can be attributed to interest, and then to that part of the Debt that can be attributed to principal.

You may repay the Debt in full or in part at any time prior to the Annuity Date. If the Debt equals or exceeds the Fixed Account Contract Value, less any premium taxes and withdrawal charge that would apply to the total withdrawal of the Fixed Account Contract Value, your interest in the Fixed Account will terminate. The termination occurs thirty-one days after we mail notice of termination to your last known address and that of any assignee of record.

If we receive a loan request at our Service Center before the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive a loan request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Accumulation Unit values determined at the end of the next Valuation Date.


Please note that if you elected the GLWB Rider prior to its discontinuance on June 1, 2009, the loan privilege is not available to you. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


9. TELEPHONE AND FACSIMILE TRANSACTIONS

We currently permit requests for transfers to be submitted by telephone by calling 1-800-457-8803. Before telephone transfer instructions will be honored, you must complete a telephone transfer authorization. We also currently permit requests for certain financial transactions to be submitted by facsimile at 785-228-4539. We reserve the right to discontinue telephone and/or facsimile requests at any time.

We will employ reasonable procedures to determine that these transactions are genuine. There are risks associated with telephone and facsimile transactions that do not occur if an original handwritten request is submitted. Anyone authorizing or making telephone or facsimile requests bears those risks. We will not be liable for any liability or losses resulting from unauthorized or allegedly unauthorized telephone or facsimile requests that we believe are genuine. We may record telephone requests.

Also, telephone and facsimile transactions may not always be available, and telephone and facsimile systems, whether yours, your service provider's or your agent's, can experience outages or slowdowns for a variety of reasons (such as natural disasters, man-made disasters, or simply because of a high number of calls or facsimiles (which is likely to occur during periods of high market turbulence)). These outages or slowdowns may prevent or delay our receipt and/or processing of your request. If you are experiencing problems, you should make your request in writing to our Service Center.

                         CONTRACT CHARGES AND EXPENSES

We deduct the following charges and expenses:

    - mortality and expense risk charge;

    - contract fee;

    - withdrawal charge;

    - commutation charge;

    - premium tax;

    - administration charge;

    - Step-Up Death Benefit Rider Charge (if applicable); and

    - GLWB Rider charge (if applicable).

We may receive compensation from the investment advisers of the Funds for services related to the Funds. (See "THE FUNDS")

Subject to certain expense limitations, investment management fees and other Fund expenses are indirectly borne by you.

The fees and charges we deduct under the Contract may result in a profit to us.

A. ASSET-BASED CHARGES

1. MORTALITY AND EXPENSE RISK CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 1.35%, on an annual basis, of Separate Account Contract Value. The mortality and expense risk charge reimburses us for mortality and expense risks. We deduct this charge during both the Accumulation Period and the Annuity Period.

Variable Annuity payments reflect the investment experience of each Subaccount but are not affected by changes in actual mortality experience or by actual expenses we incur.

Our mortality risk arises from two obligations. The first obligation we assume is to pay a standard death benefit that may be greater than the Withdrawal Value. The second obligation we assume is to continue making annuity payments to the Owner for the entire life of the Annuitant under Annuity Options involving life contingencies. We assume the risk that Annuitants will live beyond actuarial life expectancies.

We also assume the risk that all administrative expenses including Contract maintenance costs, administrative costs, data processing costs, and costs of other services may exceed the mortality and expense risk charge.

We expect to profit from the mortality and expense risk charge. We may use any profits for any lawful purpose including covering distribution costs. We use a portion of the mortality and expense risk charge to pay for the PPB.

2. ADMINISTRATION CHARGE

We deduct a daily charge from your Separate Account Contract Value equal to 0.15%, on an annual basis, of Separate Account Contract Value. The administration charge reimburses us for expenses incurred for administering the Contracts. These expenses include your inquiries, changes in allocations, reports to you, Contract maintenance costs, and data processing costs. The administration charge covers the average anticipated administrative expenses incurred while the Contracts are in force. There is not necessarily a direct relationship between the amount of the charge and the administrative costs of the particular Contract.

3. STEP-UP DEATH BENEFIT RIDER CHARGE

If you elect the Step-Up Death Benefit Rider, we will deduct a daily charge from your Contract Value equal to 0.20%, on an annual basis, of Separate Account Contract Value. This charge covers the cost and risk of providing the benefits guaranteed by the Step-Up Death Benefit Rider. We do not assess a charge for the Step-Up Death Benefit Rider on amounts allocated to the Fixed Account.

4. GLWB RIDER CHARGE

If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, we assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.

    - In the case of GLWB Plus For One, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.50%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

    - In the case of GLWB Plus For Two, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to 0.75%, on an annual basis, of the Lifetime Income Base on that Monthiversary.

We reserve the right to increase the GLWB Rider charge on the effective date of each Step-Up. We guarantee, however, that the monthly GLWB Rider charge will never exceed 1.00% (for GLWB Plus For One) and 1.50% (for GLWB Plus For Two), on an annual basis, of the Lifetime Income Base on each Monthiversary. We also assess a pro rata portion of the charge upon surrender or annuitization.

B. CONTRACT FEE

During the Accumulation Period, we deduct a quarterly contract fee from your Contract Value that is equal to $30, on an annual basis. We will waive this fee for Contracts with Contract Value of $50,000 or more as of the end of each calendar quarter we would otherwise deduct the fee.

The contract fee reimburses us for expenses incurred in establishing and maintaining Contract records. We assess the contract fee at the end of each calendar quarter and upon surrender or annuitization.

When we deduct the contract fee, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which we received such Purchase Payments.

C. WITHDRAWAL CHARGE

We impose a withdrawal charge to reimburse us for Contract sales expense, including commissions and other distribution, promotion, and acquisition expenses. We use a portion of the withdrawal charge to pay for the PPB. For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received. We apply the withdrawal charge on each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered during the first 8 Contribution Years following our receipt of the Purchase Payment. A Contribution Year is each Contract Year in which a Purchase Payment is made and each later year measured from the start of the Contract Year when the Purchase Payment was made. We do not impose the withdrawal charge on any

Purchase Payment (or the PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment. We calculate the withdrawal charge separately for each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB). Total withdrawal charges assessed under a Contract will never exceed 9% of the total Purchase Payments (not including
PPBs) made under the Contract.

Each Contract Year we guarantee that you can withdraw up to the Free Withdrawal Amount without incurring a withdrawal charge. We also apply the Free Withdrawal Amount upon full surrender of the Contract. The Free Withdrawal Amount, which will never be less than zero, is equal to (a + b) multiplied by 10% - c, where:

    a)  is Contract Value less Debt prior to the withdrawal or surrender;

    b) is previous partial withdrawals made during the Contract Year (whether or not subject to withdrawal charges); and

    c) is previous partial withdrawals made during the Contract Year that were not subject to withdrawal charges.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, Non-Excess Withdrawals and Excess Withdrawals will reduce the remaining Free Withdrawal Amount in any Contract Year. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER) If you withdraw an amount in excess of the Free Withdrawal Amount, we may impose a withdrawal charge on the excess. At the time of the withdrawal or surrender, we will determine whether the amount withdrawn includes Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) that were made within the previous eight Contribution Years. We will determine the withdrawal charge percentage for each Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) withdrawn as follows:


CONTRIBUTION YEAR                                             WITHDRAWAL CHARGE
-----------------                                             -----------------
First.......................................................          8%
Second......................................................          8%
Third.......................................................          7%
Fourth......................................................          6%
Fifth.......................................................          5%
Sixth.......................................................          4%
Seventh.....................................................          3%
Eighth......................................................          2%
Ninth+......................................................          0%

WITHDRAWAL CHARGE EXAMPLE

THIS EXAMPLE ILLUSTRATES THE CALCULATION OF THE FREE WITHDRAWAL AMOUNT AND THE
  WITHDRAWAL CHARGE

    --The values shown below assume that a Contract is issued to an Owner who is 50 years old on the Date of Issue.

    --A initial Purchase Payment of $10,000 is received on the Date of Issue. No additional Purchase Payments are received and no premium taxes apply.

    --All values shown below are beginning of year (and prior to any partial withdrawal requested) except for Line (5) which is middle of year.

COLUMN                   (2)         (3)          (4)           (5)            (6)            (7)           (8)           (9)
---------------------  --------   ---------   -----------   ------------   ------------   -----------   -----------   -----------
                                  PURCHASE                  HYPOTHETICAL
                                   PAYMENT                    CONTRACT                                                WITHDRAWAL
                                    (NOT                       VALUE                      WITHDRAWAL       FREE         WITHOUT
                       CONTRACT   INCLUDING     PARTIAL        BEFORE      CONTRIBUTION     CHARGE      WITHDRAWAL    WITHDRAWAL
LINE                     YEAR       PPB)      WITHDRAWAL     WITHDRAWAL        YEAR           (%)         AMOUNT        CHARGE
----                   --------   ---------   -----------   ------------   ------------   -----------   -----------   -----------
(1)..................      1       $10,000                    $10,400            1           8.00%        $1,040
(2)..................      2                                   10,700            2           8.00%         1,070
(3)..................      3                    $1,000         11,100            3           7.00%         1,110        $1,000
(4)..................      4                       500         10,200            4           6.00%         1,020           500
(5)..................      4                     3,600         10,000            4           6.00%           550           550
(6)..................      5                                    6,700            5           5.00%           670
(7)..................      6                                    6,900            6           4.00%           690
(8)..................      7                                    7,400            7           3.00%           740
(9)..................      8                                    7,900            8           2.00%           790
(10).................      9                                    8,400            9           0.00%           840
(11).................     10                     5,000          8,900           10           0.00%           890           890

COLUMN                    (10)          (11)          (12)
---------------------  -----------   -----------   -----------

                       WITHDRAWAL                   CONTRACT
                       SUBJECT TO    WITHDRAWAL       VALUE
                       WITHDRAWAL      CHARGE         AFTER
LINE                     CHARGE          ($)       WITHDRAWAL
----                   -----------   -----------   -----------
(1)..................                                $10,400
(2)..................                                 10,700
(3)..................    $    0         $  0          10,100
(4)..................         0            0           9,700
(5)..................     3,050          183           6,400
(6)..................                                  6,700
(7)..................                                  6,900
(8)..................                                  7,400
(9)..................                                  7,900
(10).................                                  8,400
(11).................     4,110            0           3,900

----------------------------------

COLUMN NOTES:

Col (5) Includes the impact of Purchase Payments, PPB's, partial withdrawals, contract fees and charges, and investment performance.

Col (6)    A Contribution Year is each Contract Year in which a
           Purchase Payment is made and each later year measured from the start of the Contract Year in which the Purchase Payment was made. In a Contract with a single Purchase Payment, Contribution Years are equal to Contract Years.

Col (7) The withdrawal charge percentage applicable to the withdrawal of a Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) is based on the Contribution Year of the Purchase Payment (and PPB and earnings attributable to the Purchase Payment and PPB) being withdrawn. And for purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received.

Col (8) The Free Withdrawal Amount is equal to the greater of $0 and ([(a) plus (b)] X 10% minus (c)) where:
           (a) = Contract Value less Debt prior to the withdrawal or surrender
           (b) = previous partial withdrawals made during the Contract
           Year (whether or not subject to withdrawal charges)
           (c) = previous partial withdrawals made during the Contract
           Year that were not subject to withdrawal charges.

Col (9) is equal to the lesser of the partial withdrawal or surrender requested and the Free Withdrawal Amount (lesser of Column (4) and Column (8)).

Col (10) is equal to the excess of the partial withdrawal or surrender requested over the withdrawal without surrender charge (greater of $0 and (Column (4) less Column (8)). Note that we do not impose the withdrawal charge on any Purchase
           Payment (or the PPB or earnings attributable to that Purchase Payment and PPB) withdrawn or surrendered more than eight Contribution Years following our receipt of that Purchase Payment.

Col (11) is equal to the withdrawal subject to a withdrawal charge multiplied by the applicable withdrawal charge % (Column
           (10) x Column (7)).

Col (12) is equal to the hypothetical contract value before withdrawal less the amount of the partial withdrawal or surrender requested (Column (5) less Column (4)).

PARTIAL WITHDRAWAL #1--EXPLANATION:

Line (3) A partial withdrawal of $1,000 is requested at the beginning of the 3rd Contract Year. The Free Withdrawal Amount is equal to $1,110 (= the greater of $0 and ([$11,100 + $0] X 10% - $0)) using the formula for Column
           (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($1,110), so the entire partial withdrawal is free of withdrawal charges. The Contract Value is reduced for the amount of the partial withdrawal ($11,100
           - $1,000 = $10,100).

PARTIAL WITHDRAWAL #2 AND PARTIAL WITHDRAWAL #3--EXPLANATION:

Line (4) A partial withdrawal of $500 is requested at the beginning of the 4th Contract Year. The Free Withdrawal Amount is equal to $1,020 (= the greater of $0 and ([$10,200 + $0] X 10% - $0)) using the formula for Column
           (8) above. The partial withdrawal requested is less than the Free Withdrawal Amount ($1,020) so the entire partial withdrawal is free of withdrawal charges. The Contract Value is reduced for the amount of the partial withdrawal ($10,200
           - $500 = $9,700).

Line (5) --A partial withdrawal of $3,600 is requested in the middle of the 4th Contract Year. The Free Withdrawal Amount is equal to $550 (= the greater of $0 and ([$10,000 + $500] X 10% - $500)) using the formula for
           Column (8) above. In this case, the Free Withdrawal Amount is adjusted for the partial withdrawal that occurred earlier in the same Contract Year. Since the partial withdrawal requested exceeds the Free Withdrawal Amount, $3,050 of the partial withdrawal request is subject to a withdrawal charge
           ($3,050 = $3,600 - $550). For the purpose of calculating the withdrawal charge, the Purchase Payment (and PPB and earnings attributable to the Purchase Payment and PPB) from which the partial withdrawal is being withdrawn, is in it's
           4th Contribution Year. Therefore, the applicable withdrawal charge percentage is 6% and the withdrawal charge is equal to $183 (= 6% X $3,050). The Contract Value is reduced for the amount of the partial withdrawal ($10,000 - $3,600 =
           $6,400).

           --IF AN ADDITIONAL PURCHASE PAYMENT HAD BEEN MADE TO THE
           CONTRACT: The partial withdrawal requested is less than the initial Purchase Payment (and PPB and earnings attributable to that Purchase Payment and PPB) so the entire partial withdrawal would have been assumed to be withdrawn from the initial Purchase Payment (and PPB earnings attributable to that Purchase Payment and PPB) for purposes of calculating the withdrawal charge.

PARTIAL WITHDRAWAL #4--EXPLANATION:

Line (11)  A partial withdrawal of $5,000 is requested at the beginning of the 10th Contract Year. The Free Withdrawal Amount is equal to $890 (= the greater of $0 and [$8,900 + $0] X 10% - $0)) using the formula for Column
           (8) above. The partial withdrawal exceeds the Free
           Withdrawal Amount. As a result, $4,110 of the partial withdrawal request is subject to a withdrawal charge.
           However, because the amount being withdrawn is taken from a Purchase Payment (and PPB and earnings attributable to a Purchase Payment and PPB) that was made more than eight
           Contribution Years prior to the partial withdrawal, no withdrawal charge is assessed. The Contract Value is reduced for the amount of the partial withdrawal ($8,900 - $5,000 =
           $3,900).

For purposes of calculating the withdrawal charge on partial withdrawals and surrenders, we assume that amounts are withdrawn from Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which they were received.

Unless you request otherwise, we deduct any applicable withdrawal charge from the amount of the partial withdrawal. This means that when a withdrawal is requested and a withdrawal charge applies, you will receive a check for less than the amount requested. If you request otherwise and a withdrawal charge applies, we will reduce your Contract Value by the withdrawal charge in addition to the dollar amount sent to you.


If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, please note that although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so. We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


Because Contribution Years are based upon the date each Purchase Payment is made, you may be subject to a withdrawal charge even though the Contract may have been issued many years earlier. (For additional details, see "WITHDRAWALS AND SURRENDERS DURING THE ACCUMULATION PERIOD.") For example:

    - You make a $15,000 Purchase Payment in the first Contract Year.

    - You make a $10,000 Purchase Payment in the fourth Contract year.

    - In the fifth Contract Year, the $15,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) is in its fifth Contribution year and the $10,000 Purchase Payment (and the PPB and earnings attributable to that Purchase Payment and PPB) is in its second Contribution Year.

The Free Withdrawal Amount and withdrawal charge also generally apply at annuitization to amounts attributable to Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in their eighth Contribution Year or earlier. However, we do not assess a withdrawal charge upon annuitization if you select Annuity Option 2, 3, 4, or 5, or if payments under Annuity Option 1 are scheduled to continue for at least ten years. See "THE ANNUITY PERIOD--ANNUITY OPTIONS" for a discussion of the Annuity Options available.

Currently, we anticipate withdrawal charges will not fully cover distribution expenses. Unrecovered distribution expenses may be recovered from our general assets. Those assets may include proceeds from the mortality and expense risk charge.

Currently, we do not assess withdrawal charges on required minimum distributions but reserve the right to do so. If we do assess a withdrawal charge, we will calculate and impose the charge in the same manner that we would for any partial withdrawal.

We may reduce or eliminate the withdrawal charge if we anticipate that we will incur lower sales expenses or perform fewer services because of economies due to the size of a group, the average contribution per participant, or the use of mass enrollment procedures.

Subject to certain exceptions and state approvals, withdrawal charges also are not assessed on withdrawals:

    - after you have been confined in a skilled health care facility or hospital for at least 90 consecutive days and you remain confined at the time of the request;

    - within 45 days following your discharge from a skilled health care facility after a confinement of at least 90 days; or

    - if you become disabled.

The confinement must begin prior to your 75th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. The disability must begin prior to your 66th birthday and at least two years after the later of the Date of Issue or the date the waiver endorsement was added to your Contract. We must receive satisfactory proof of your disability. The proof may be a statement from your attending physician or any other proof satisfactory to us.

"Disability" is defined as the inability to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment which can be expected to result in death, or which has lasted or can be expected to last for a continuous period of not less than 12 months.

Such disability or confinement must not be due to:

    - substance abuse, or

    - mental or personality disorder without a demonstrable organic disease (a degenerative brain disease such as Alzheimer's Disease is considered an organic disease).


"Skilled Health Care Facility" means a place which:


    - is licensed by the state, or certified if your state certifies such facilities, or operated pursuant to law if your state neither licenses nor certifies such facilities;

    - provides skilled nursing care under the supervision of a physician;

    - has twenty-four hour a day nursing services by or under the supervision of a licensed practical nurse (LPN) or a registered nurse (RN); and

    - keeps a medical record in accordance with accepted professional standards and practices for each patient.


"Hospital" means a place that is licensed by the state as a hospital and is operating within the scope of its license. If your state does not license hospitals, then "hospital" means a place that is operated as a hospital pursuant to law.


Restrictions and provisions related to the above withdrawal charge waiver are described in the Contract endorsements.

D. COMMUTATION CHARGE

We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or
2) any remaining payments under Annuity Option 1. We deduct this charge to compensate us for any losses we might incur as a result of selling assets we hold to make a lump sum payment to you and for administrative costs in processing commuted values. The charge is equal to the following:

For a fixed Annuity Option:


    1. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS



    2. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.


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
For a variable Annuity Option:


    1. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS



    2. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.



We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.


E. INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES

Each Fund's net asset value reflects the deductions of investment management fees, Rule 12b-1 fees (if applicable), and certain general operating expenses. Subject to limitations, you indirectly bear these fees and expenses. Further detail is provided in the prospectuses for the Funds' statements of additional information.

F. STATE PREMIUM TAXES

Certain state and local governments impose a premium tax ranging from 0% to 3.50% of Purchase Payments (not including corresponding PPBs). If we pay state premium taxes, we will deduct the amount paid from:

    - Purchase Payments when we receive them, and/or

    - Partial withdrawals or full surrender, and/or

    - Death benefits, and/or

    - Contract Value applied to an Annuity Option at the time annuity payments start, and/or

    - Annuity payments when we pay them, and/or


    - If you elected the GLWB Rider prior to its discontinuance on June 1, 2009, monthly Settlement Payments when we pay them (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.) If we deduct premium taxes from each annuity payment or each monthly Settlement Payment when we pay them, we will reduce each payment by the premium tax percentage multiplied by the amount of each payment until we have recovered an amount equal to the premium tax that we paid. In no case will we deduct a total of more than the premium tax that we paid.


See "APPENDIX A--State Premium Tax Chart" in the Statement of Additional Information.

G. REDUCTION OR ELIMINATION OF CERTAIN CHARGES

Contracts may be available for purchase in certain group or sponsored arrangements that qualify for reductions or eliminations of certain charges, the time periods in which such charges apply, or both. Group arrangements include those in which a trustee, an employer or an association purchases Contracts covering a group of individuals. Sponsored arrangements include those in which an employer or association allows us to offer Contracts to its employees or members on an individual basis.

The contract fee may be reduced or eliminated if we anticipate lower administrative expenses. In certain other circumstances, sales expenses for Contracts purchased in certain group or sponsored arrangements may be reduced or eliminated and the applicable withdrawal charges may be reduced or eliminated.

In determining whether a group or sponsored arrangement qualifies for reduced or eliminated charges, we will consider among other factors:

    - the size and type of group to which sales are to be made and administrative services provided, and the persistency expected from the group;

    - the total amount of Purchase Payments to be received and the method in which they will be remitted;

    - any prior or existing relationship with us;

    - the level of commission paid to selling broker-dealers;

    - the purpose for which the Contract is being purchased, and whether that purchase makes it likely that sales costs and administrative expenses will be reduced; and

    - the frequency of projected surrenders or distributions.

We make any reductions or eliminations according to objective guidelines in effect when an application for a Contract is approved. We may change these guidelines from time to time. Any variation in the charges will reflect differences in costs or services and will be offered uniformly to all members of the group or sponsored arrangement. In no event will a charge reduction or elimination be permitted if it is unfairly discriminatory to any person or prohibited by law.

                               THE ANNUITY PERIOD


Contracts may be fully annuitized under one of several Annuity Options, which are available either on a fixed or variable basis. However, states may require variations to the Contract. If a state variation applies, it will appear in the Contract, an endorsement to the Contract, or a supplement to this Prospectus. You may annuitize any time after the Valuation Date on or next following one year from the Date of Issue. Annuity payments will begin on the Annuity Date under the Annuity Option you select. You may write to us prior to the payment of the death benefit or the first annuity payment date to request a change of the Annuity Date. Subject to state variation, the Annuity Date may not be after the Valuation Date on or next following the later of the original older Owner's or Annuitant's 90th birthday. (See "FEDERAL TAX MATTERS") We do not permit partial annuitization.



If you elected the GLWB Rider prior to its discontinuance on June 1, 2009 and the Maximum Annuity Date has been reached, you may choose the GLWB Rider annuitization option rather than one of the Annuity Options below. (See APPENDIX D--GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER.)


1. ANNUITY PAYMENTS

The amount of the first annuity payment depends on:

    - the selected Annuity Option; and

    - the Annuity Option rates derived from the mortality tables specified in the Contract (for Annuity options 2, 3, 4, and 5); and

    - the age and gender of the Annuitant; and

    - the Withdrawal Value on the Annuity Date; and

    - the assumed investment rate (if variable annuitization is elected); and

    - the guaranteed minimum interest rate for annuitizations specified in the Contract (if fixed annuitization is elected).


The age of the Annuitant influences the amount of periodic annuity payments because an older Annuitant is expected to have a shorter life span, resulting in larger payments. Unless prohibited under state law and excluding certain employee plans, the sex of the Annuitant influences the amount of periodic payments, where unisex rates apply), as males are expected to have a shorter life span than females, also resulting in larger payments.


Under variable annuitization, you will receive the value of a fixed number of Annuity Units each month. An Annuity Unit's value reflects the investment performance of the Subaccount(s) selected. As a result, annuity payments will vary accordingly. If the Annuity Unit Values of the Subaccount(s) in which you invest increase, the amount of your annuity payments will increase. If the Annuity Unit Values of the Subaccount(s) in which you invest decrease, the amount of your annuity payments will decrease.

2. ANNUITY OPTIONS

You may elect one of the Annuity Options. We must receive an election of an Annuity Option in writing at our Service Center at least 15 calendar days before the Annuity Date. If no Annuity Option is elected, monthly annuity payments will be made in accordance with Option 3 below if there is one Annuitant on the Annuity Date or under Option 5 if there are joint Annuitants on the Annuity Date. You may change an Annuity Option before the Annuity Date. You cannot change an Annuity Option after the first annuity payment is made. We reserve the right to add additional Annuity Options in the future.

An election before the Annuity Date will be revoked by: 1) a subsequent change of Beneficiary, or 2) an assignment of the Contract unless the assignment provides otherwise.

The Annuity Option selected must result in an initial payment that is at least equal to our minimum payment, according to our rules, at the time the Annuity Option is chosen. If the selected Annuity Option does not produce an initial payment which meets this minimum, we reserve the right to decrease the payment frequency to quarterly, semi-annually, or annually to meet this minimum, or to make a single lump sum payment.


If you die before the Annuity Date, the Annuity Options that are available to a Beneficiary are limited. The Annuity Options available are:


    - Option 2 over the lifetime of the Beneficiary; or

    - Option 1 or 3 with a specified period or certain period no longer than the life expectancy of the Beneficiary. The life expectancy of the Beneficiary must be at least ten years as of the date that he or she elects Option 1 or Option 3.

The death benefit distribution must begin no later than one year from your death, unless a later date is permitted by federal regulation.

If the Beneficiary is not an individual, the entire interest must be distributed within five years of your death.

OPTION 1--INCOME FOR SPECIFIED PERIOD

Option 1 provides an annuity payable monthly for ten years. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 2--LIFE INCOME

Option 2 provides for an annuity payable monthly over the lifetime of the Annuitant. If Option 2 is elected, annuity payments terminate automatically and immediately on the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible for you to receive only one payment if death occurred prior to the date the second payment was due.

OPTION 3--LIFE INCOME WITH INSTALLMENTS GUARANTEED

Option 3 provides an annuity payable monthly for a certain period of 10 years and thereafter during the Annuitant's lifetime. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

OPTION 4--JOINT AND SURVIVOR ANNUITY

Option 4 provides an annuity payable monthly while both Annuitants are living. Upon either Annuitant's death, the monthly income payable continues over the life of the surviving Annuitant at a percentage of the original payment. The percentage payable must be selected at the time the Annuity Option is chosen. The percentages available are 50%, 66 2/3%, 75% and 100%. The greater the percentage provided to the surviving Annuitant, the lower the amount of the original payment . Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

OPTION 5--JOINT AND SURVIVOR ANNUITY WITH INSTALLMENTS GUARANTEED

Option 5 provides an annuity payable monthly for a certain period of 10 years and thereafter while either Annuitant is alive. If you must take required minimum distributions from a Qualified Contract, consult a tax advisor before selecting this Option, as it may not satisfy those requirements in all situations.

When you are choosing an Annuity Option, you should consider that:

    - for younger Annuitants, selecting Option 2--Life Income, might result in smaller monthly payments than selecting Option 1--Income for Specified Period; for older Annuitants, selecting Option 2--Life Income, might result in larger monthly payments than selecting Option 1--Income for Specified Period.

    - selecting Option 3--Life Income with Installments Guaranteed, will result in smaller monthly payments than selecting Option 2--Life Income; however, the Owner or Beneficiary may receive more payments under Option 3 if the Annuitant dies before the end of the certain period

    - selecting Option 4--Joint and Survivor Annuity, will result in smaller monthly payments than selecting Option 2--Life Income.

In lieu of monthly payments, you may request quarterly, semi-annual, or annual payments, with our prior approval.

3. ALLOCATION OF ANNUITY

Subject to state variation, when you elect an Annuity Option, you may request that we reallocate your Contract Value on the Annuity Date among the Investment Options you choose to arrange for payments on a fixed or variable basis, or a combination of both. A reallocation on the Annuity Date will not be subject to the transfer restrictions that we would normally impose. If we do not receive an election, any Fixed Account Withdrawal Value will be annuitized on a fixed basis and any Separate Account Withdrawal Value will be annuitized on a variable basis.

Transfers among the Subaccounts during the Annuity Period are permitted subject to certain limitations. We reserve the right to restrict the number of Subaccounts available during the Annuity Period. You may not transfer to or from the Fixed Account during the Annuity Period.

4. FIXED ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Fixed Annuity payments. We apply an annuity factor for the Annuity Option that you selected to this value to determine the first Fixed Annuity payment. Each Fixed Annuity payment will be equal to the first regardless of investment, mortality or expense experience, unless the Annuity Option selected specifies that there is to be a reduction in payments after the death of an Annuitant.

5. VARIABLE ANNUITY PAYMENTS

We calculate the portion of the Withdrawal Value that you elected to have paid to you as Variable Annuity payments from each Subaccount. We apply an annuity factor for the Annuity Option that you selected to this value for each Subaccount to determine the first Variable Annuity payment for that Subaccount. The first Variable Annuity payment for each Subaccount is divided by the Annuity Unit value for that Subaccount to establish the number of Annuity Units per payment for that Subaccount. The number of units will not change after the initial determination unless a transfer occurs or the Annuity Option selected specifies that there is to be a reduction in payments upon the death of an Annuitant. Future Variable Annuity payments are determined by multiplying the number of Annuity

Units per payment for each Subaccount by the Annuity Unit value for that Subaccount at the end of the Valuation Date that each annuity payment is due and summing the result.

6. BASIS OF ANNUITY OPTIONS

Your Contract will contain tables for each Annuity Option that show the guaranteed monthly payment for each $1,000 applied to an Annuity Option. The guaranteed monthly payments are based on an interest rate (or assumed investment rate if variable annuitization is elected) of 2.50% per year and, where mortality is involved, the "Annuity 2000 Table" developed by the Society of Actuaries projected using Scale G to the year 2015. We may offer annuity rates for Fixed Annuity payments that are more favorable than those contained in the Contract. Any such rates will be applied uniformly to all Owners of the same class. We may also offer Variable Annuity payment options based on assumed investment rates other than 2.50%, but not greater than 5.00%.

The tables that we prepare for each annuity option are calculated with an assumed investment rate of 2.50% per annum. If the actual annualized net investment rate in a Subaccount exceeds 2.50% per annum, Variable Annuity payments for that Subaccount will increase. Conversely, if the actual annualized net investment rate for a Subaccount is less than 2.50% per annum, Variable Annuity payments for that Subaccount will decrease.

ANNUITY UNIT VALUE. Annuity Unit values are determined independently for each Subaccount. The Annuity Unit value at the end of any Valuation Period is equal to a. multiplied by b. multiplied by c. where:

    a.  is the Annuity Unit value at the end of the preceding Valuation Period

    b.  is the net investment experience factor for the current Valuation Period

    c. is an interest factor of 0.99993235 for each calendar day in the current Valuation Period. The interest factor offsets the assumed investment rate of 2.5% per annum used in the Contract's annuity tables. A different interest factor will be used if we offer other assumed investment rates.

The net investment experience factor for a Subaccount for the current Valuation Period is equal to x. divided by y. where:

    x. Is the Subaccount's Accumulation Unit value at the end of the current Valuation Period

    y. Is the Subaccount's Accumulation Unit value at the end of the preceding Valuation Period

7. TRANSFERS DURING THE ANNUITY PERIOD

During the Annuity Period, you may, by written request to our Service Center, transfer Contract Value from one Subaccount to another Subaccount, subject to the following limitations:

    - Transfers among Subaccounts are prohibited during the first year of the Annuity Period; subsequent transfers are limited to one per year.

    - Your interest in a Subaccount must be transferred in increments of 25%.

    - Your annuity payments for the Subaccount you are transferring to must be at least $100 after the transfer. Your annuity payments for the Subaccount you are transferring from must be at least $100 after the transfer, unless the transfer will eliminate your interest in the Subaccount.

    - You may not transfer to or from the Fixed Account.

We calculate the number of Annuity Units per payment for the Subaccount you are transferring to, as A multiplied by B divided by C, where:

    A = The number of Annuity Units per payment for the Subaccount you are transferring from;

    B = The Annuity Unit value of the Subaccount you are transferring from; and

    C = The Annuity Unit value of the Subaccount you are transferring to.

TRANSFER PROCEDURES--We will make transfers pursuant to proper written or telephone instructions to our Service Center that specify in detail the requested changes. Transfers involving a Subaccount will be based upon the Annuity Unit values determined following our receipt of complete transfer instructions. If we receive a transfer request at our Service Center before the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of that Valuation Date. If we receive a transfer request at our Service Center on or after the close of business on the Valuation Date, we will process the request based on Annuity Unit values determined at the end of the next Valuation Date. If you or your authorized representative call us to request a telephone transfer but have not given instructions to us prior to the close of business on the Valuation Date, even if due to our delay in answering your call, we will consider your telephone transfer request to be received after the close of business on the Valuation Date.

We may suspend, change or terminate the transfer privilege at any time.

8. DEATH PROCEEDS

If the Annuitant dies, we will automatically continue any unpaid installments for the remainder of the certain period under Annuity Options 1, 3 or 5. If the Owner elects, we will pay a lump sum payment of the present value of the remaining payments in the certain period. The election to receive the lump sum payment must be made within 60 days of our receipt of due proof of death of the Annuitant or joint Annuitants. We deduct a commutation charge if you request a lump sum payment with respect to: 1) any remaining periodic payments in the certain period under Annuity Options 1, 3 and 5 upon the death of an Annuitant during the Annuity Period; or 2) any remaining payments under Annuity Option 1. The charge is equal to the following:

For a fixed Annuity Option:


    1. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment; LESS



    2. the present value of any remaining guaranteed Fixed Annuity payments (as of the date of calculation), using a discount rate that is equal to the interest rate used in calculating the initial income payment plus 1%.


For a variable Annuity Option:


    1. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment; LESS



    2. the present value of any remaining guaranteed Variable Annuity payments (as of the date of calculation), using a discount rate that is equal to the assumed investment rate used in calculating the initial income payment plus 1%.


        We will determine the present value of any remaining guaranteed Variable Annuity payments by applying the Annuity Unit value next determined after we receive the election to commute the remaining payments at our Service Center.

If Annuity Option 2 is elected, annuity payments terminate automatically and immediately upon the Annuitant's death without regard to the number or total amount of payments made. Thus, it is possible that only one payment will be received if death occurred prior to the date the second payment was due.

Under Annuity Option 4, Annuity payments terminate automatically and immediately upon the surviving Annuitant's death without regard to the number or total amount of payments received.

If an Owner, who is not also an Annuitant, dies after the Annuity Date, the following provisions apply:

    - If the Owner was the sole Owner, the remaining annuity payments will be payable to the Beneficiary in accordance with the provisions described above. The Beneficiary will become the Owner of the Contract.

    - If the Contract has joint Owners, the annuity payments will be payable to the surviving joint Owner in accordance with the provisions described above. Upon the death of the surviving joint Owner, the Beneficiary becomes the Owner.

9. PROTECTION OF BENEFITS

Unless otherwise provided in the supplementary agreement, the Owner may not commute, anticipate, assign, alienate or otherwise hinder the receipt of any annuity payment. Further, the proceeds of the Contract and any payment under an Annuity Option will be exempt from the claim of creditors and from legal process to the extent permitted by law.

10. AGE, GENDER AND SURVIVAL

We may require satisfactory evidence of the age, gender and the continued survival of any person on whose life the income is based.

If the Annuitant's age or gender has been misstated, the amount payable under the Contract will be calculated as if those Purchase Payments sent to us had been made at the correct age or gender. Interest not to exceed the lesser of 3% or the maximum allowed by state law compounded each year will be charged to any overpayment or credited to any underpayment against future payments we may make under the Contract.


In 1983, the United States Supreme Court held in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. In addition, legislative, regulatory, or decisional authority of some states may prohibit use of sex-distinct mortality tables under certain circumstances. Unless prohibited under state law and excluding employee plans affected by NORRIS, the Contracts offered by this Prospectus are based upon actuarial tables that distinguish between men and women and, thus, the Contract provides different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of these authorities on any employment-related benefits program before purchasing the Contract.

                          PAYMENTS TO CONTRACT OWNERS

Generally, we will make any death benefit, loan, withdrawal, surrender, or annuity payment to you or effect any transfer within seven days after the Valuation Date we receive your proper request at our Service Center. However, we may suspend or postpone payments of any amount where permitted under applicable federal or state laws, rules, or regulations.

We may suspend or defer payments or transfers involving any Subaccount:

    - during any period when the New York Stock Exchange is closed;

    - when trading is restricted or the SEC determines an emergency exists; or

    - as the SEC by order may permit.

We also may defer any payment or transfer from the Fixed Account for the period permitted by law. During the deferral period, we will continue to credit interest at the current applicable interest rates. This can never be more than six months after you send us the request.

Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block your ability to make certain transactions and thereby refuse to accept any Purchase Payment or requests for transfers, withdrawals, surrenders, loans, annuitization, or death benefits, until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your Contract to government regulators.

If you have submitted a recent check or draft that has not cleared through the banking system, we have the right to defer payment of a transfer, death benefit, loan, withdrawal, surrender, or annuity payment until such check or draft has been honored.

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                              FEDERAL TAX MATTERS

A. INTRODUCTION

This discussion is not exhaustive and is not intended as tax advice. A qualified tax adviser should always be consulted with regard to the application of the law to individual circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and the courts.

This discussion does not address state or local tax consequences, nor federal estate or gift tax consequences, associated with buying a Contract. IN ADDITION, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT--FEDERAL, STATE, OR LOCAL--OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

In this discussion, PPBs are treated as earnings for tax purposes.

B. OUR TAX STATUS

We are taxed as a life insurance company and the operations of the Separate Account are treated as a part of our total operations. The Separate Account is not separately taxed as a "regulated investment company." Investment income and capital gains of the Separate Account are not taxed to the extent they are applied under a contract. We do not anticipate that we will incur federal income tax liability attributable to the income and gains of the Separate Account, and therefore we do not intend to provide for these taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may charge the Separate Account to pay these taxes.

C. TAXATION OF ANNUITIES IN GENERAL

1. TAX DEFERRAL DURING ACCUMULATION PERIOD

Under the Code, except as described below, increases in the Contract Value of a Non-Qualified Contract are generally not taxable to the Owner or Annuitant until received as annuity payments or otherwise distributed. However, certain requirements must be satisfied for this general rule to apply, including:

    - the Contract must be owned by an individual;

    - Separate Account investments must be "adequately diversified";

    - we, rather than you, must be considered the Owner of Separate Account assets for federal tax purposes; and

    - annuity payments must appropriately amortize Purchase Payments and Contract earnings.

NON-NATURAL OWNER. As a general rule, deferred annuity contracts held by "non-natural persons", such as corporations, trusts or similar entities, are not annuity contracts for federal income tax purposes. The investment income on these contracts is taxed each year as ordinary income received or accrued by the non-natural Owner. There are exceptions to this general rule for non-natural Owners. Contracts are generally treated as held by a natural person if the nominal Owner is a trust or other entity holding the contract as an agent for a natural person. However, this special exception does not apply to an employer who is the nominal Owner of a contract under a non-qualified deferred compensation plan for its employees.

Additional exceptions to this rule include:

    - certain Contracts acquired by a decedent's estate due to the death of the decedent;

    - certain Qualified Contracts;

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    - certain Contracts used with structured settlement agreements; and

    - certain Contracts purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, separate account investments must be "adequately diversified". The Treasury Secretary issued regulations prescribing standards for adequately diversifying separate account investments. If the Separate Account failed to comply with these diversification standards, the contract would not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxed on the difference between the contract value and the Purchase Payments.

Although we do not control Fund investments, we expect that each Fund will comply with these regulations so that each Subaccount of the Separate Account will be considered "adequately diversified."

OWNERSHIP TREATMENT. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should generally not be treated as the owner of any assets in the Separate Account, see, however, the discussion below on Publicly Available Funds. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying Separate Account assets.

PUBLICLY-AVAILABLE FUNDS. Several of the Funds offered through the Separate Account are also available to the general public The IRS has ruled that investing in mutual funds shares that are "publicly-available," I.E., shares of mutual finds that can be purchased directly without purchasing a variable annuity or life insurance contract, is incompatible with the investment control restrictions described in the previous paragraph. The IRS has ruled that most types of qualified contracts are not subject to the restrictions against investing in publicly-available mutual funds. We therefore believe that Qualified Contracts (other than those issued in connection with non-government 457 plans) may invest in publicly-available funds and remain exempt from current taxation until amounts are distributed or deemed to be distributed from the Contract. HOWEVER, IF A NON-QUALIFIED CONTRACT INVESTS IN PUBLICLY-AVAILABLE FUNDS, IT WILL NOT BE TREATED AS AN ANNUITY CONTRACT FOR FEDERAL INCOME TAX PURPOSES. For this purpose, a Contract purchased in connection with a non-government sponsored 457 plan is treated as a Non-Qualified Contract.

Accordingly, the Publicly-Available Funds under the Separate Account are intended only for Qualified Contracts. While we have established controls to avoid having a Non-qualified Contract invest in the Publicly-Available Funds,the Owner of a Non-Qualified Contract is responsible for ensuring that such an investment does not occur.

REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner. Specifically, Section 72(s) requires that (a) if any Owner dies on or after the Annuity Date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and (b) if any Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a

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period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to a natural person designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

FEDERAL DEFENSE OF MARRIAGE ACT. The right of a spouse to continue the Contract, and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under Federal law. The Federal Defense of Marriage Act currently does not recognize same-sex marriages or civil unions, even those which are permitted under individual state laws. Therefore the spousal continuation provisions of this Contract will not be available to such partners or same sex marriage spouses. Consult a tax advisor for more information on this subject.

TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax advisor as to the tax consequences.

DELAYED ANNUITY DATES. If the Annuity Date occurs (or is scheduled to occur) when the Annuitant has reached an advanced age (E.G., past age 85), the Contract might not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract would be currently includible in your income.

The following discussion assumes that the Contract is treated as an annuity contract for tax purposes and that we are treated as the Owner of Separate Account assets.

2. TAXATION OF PARTIAL AND FULL WITHDRAWALS

Partial withdrawals from a Non-Qualified Contract are includible in income to the extent the Contract Value exceeds the "investment in the contract". This amount is referred to as the "income on the contract". Full withdrawals are also includible in income to the extent they exceed the "investment in the contract." Investment in the contract equals the total of Purchase Payments (not including any corresponding PPBs) minus any amounts previously received from the Contract that were not includible in your income. All amounts includible in income with respect to the Contract are taxed as ordinary income. Credits we make to your Contract in connection with the PPB are not part of your investment in your Contract (and thus, for tax purposes, are treated in the same way as investment gains). All amounts includible in income with respect to the Contract are taxed as ordinary income.

Any assignment or pledge (or agreement to assign or pledge) of Contract Value is treated as a withdrawal. Investment in the contract is increased by the amount includible in income with respect to such assignment or pledge. If you transfer a contract interest, without adequate consideration, to someone other than your spouse (or to a former spouse incident to divorce), you will be taxed on the income on the contract. In this case, the transferee's investment in the contract is increased to reflect the increase in your income.

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The Contract's optional death benefits, if elected, may exceed Purchase Payments or Contract Value. As described in the Prospectus, we impose certain charges with respect to these death benefits. It is possible that those charges (or some portion) could be treated as a partial withdrawal.

If your Contract contains a GLWB Rider, the application of certain tax rules, particularly those rules relating to distributions from your Contract, are not entirely clear. Please consult a tax advisor before taking distributions from your Contract.

There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax adviser should be consulted in those situations.

Other rules may apply to Qualified Contracts.

3. TAXATION OF ANNUITY PAYMENTS

Normally, the portion of each annuity payment taxable as ordinary income equals the payment minus the exclusion amount. The exclusion amount for Variable Annuity payments is the "investment in the contract" allocated to the variable Annuity Option and adjusted for any period certain or refund feature, divided by the number of payments expected to be made. The exclusion amount for Fixed Annuity payments is the payment times the ratio of the investment in the contract allocated to the fixed Annuity Option and adjusted for any period certain or refund feature, to the expected value of the Fixed Annuity payments. For income tax purposes, the PPB you receive is not considered "investment in the contract." This means the PPB will be taxed.

Once the total amount of the investment in the contract has been recovered, annuity payments will be fully taxable. If annuity payments stop because the Annuitant dies before the total amount of the investment in the contract is recovered, the unrecovered amount generally is allowed as a deduction to the Annuitant in the last taxable year.

4. TAXATION OF DEATH BENEFITS

Amounts may be distributed upon your or the Annuitant's death. Death benefits are includible in income and:

    - if distributed in a lump sum are taxed like a full withdrawal, or

    - if distributed under an Annuity Option are taxed like annuity payments.

5. PENALTY TAX ON PREMATURE DISTRIBUTIONS

A 10% penalty tax applies to a taxable payment from a Non-Qualified Contract unless:

    - received on or after you reach age 59 1/2;

    - received due to your disability;

    - made to a Beneficiary after your death or, for non-natural Owners, after the primary Annuitant's death;

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and a designated Beneficiary (within the meaning of the tax law);

    - made under a Contract purchased with a single premium when the Annuity Date is no later than one year from Contract purchase and substantially equal periodic payments are made at least annually,

    - made with annuities used with certain structured settlement agreements.

Other exceptions may apply.

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6. AGGREGATION OF CONTRACTS

The taxable amount of an annuity payment or withdrawal from a Non-Qualified Contract may be determined by combining some or all of the Non-Qualified Contracts you own. For example, if you purchase a Contract and also purchase an immediate annuity at approximately the same time, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if you purchase two or more Non-Qualified deferred annuity contracts from the same company (or its affiliates) during any calendar year, these contracts are treated as one contract. The effects of this aggregation are not always clear. However, it could affect the taxable amount of an annuity payment or withdrawal and the amount which might be subject to the 10% penalty tax.

7. EXCHANGE OF ANNUITY CONTRACTS

We may issue the Contract in exchange for all or part of another annuity contract that you own. Such an exchange will be tax free if certain requirements are satisfied. If the exchange is tax free, your investment in the contract immediately after the exchange will generally be the same as that of the annuity contract exchanged, increased by any additional Purchase Payment (but not including any corresponding PPBs) made as part of the exchange. Your Contract Value immediately after the exchange may exceed your investment in the contract. That excess may be includible in income should amounts subsequently be withdrawn or distributed from the Contract (E.G. as a partial surrender, full surrender, annuity income payment, or death benefit). If you exchange part of an existing annuity contract for the Contract, the IRS might treat the two contracts as one annuity contract in certain circumstances. (See "AGGREGATION OF CONTRACTS") You should consult your tax adviser in connection with an exchange of all or part of an annuity contract for the Contract.


8. PARTIAL ANNUITIZATION



Under a new tax provision enacted in 2010, if part of an annuity contract's value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this "partial annuitization" treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.


D. QUALIFIED PLANS

Currently, the Contracts are also available for use in connection with retirement plans which receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code. Contracts offered for use in connection with retirement plans that receive favorable treatment under Sections 401, 403, 408, 408A or 457 of the Code ("Qualified Plans") are referred to as "Qualified Contracts." Numerous special tax rules apply to the participants in Qualified Plans and to Qualified Contracts. We make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. PERSONS INTENDING TO USE THE CONTRACT IN CONNECTION WITH QUALIFIED PLANS SHOULD CONSULT A TAX ADVISER.

Under the Code, qualified plans generally enjoy tax-deferred accumulation amounts invested in the plan. Therefore, in considering whether or not to purchase a Contract in a qualified plan, you should consider the Contract's features other than tax deferral, including the availability of lifetime annuity payments and death benefit protection.

The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan. For example, for both withdrawals and annuity payments under certain Qualified Contracts, there may be no "investment in the contract" and the total amount received may

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be taxable. Also, loans from Qualified Contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, the number of allowable loans and the manner in which the loan must be repaid. (You should always consult your tax adviser and retirement plan fiduciary prior to exercising loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans. If the Contract is used with a Qualified Plan, you and the Annuitant must be the same individual. If a joint Annuitant is named, all distributions made while the Annuitant is alive must be made to the Annuitant. Also, if a joint Annuitant is named who is not the Annuitant's spouse, the Annuity Options which are available may be limited, depending on the difference in their ages. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code.


Qualified Contracts are subject to special rules specifying the time at which distributions must begin and the amount that must be distributed each year. In the case of Individual Retirement Annuities, distributions of minimum amounts must generally begin by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. The required beginning date for 401, 403 and 457 plans is the April 1 of the calendar year following the later of the year in which the Owner attains age 70 1/2 or retires. There are no required minimum distributions during the Owner's lifetime under Roth IRAs. An excise tax is imposed for the failure to comply with the minimum distribution requirements. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution. The death benefit or other optional benefits under your Contract may affect the amount of the minimum required distribution that must be taken from your Contract.


A 10% penalty tax may apply to the taxable amount of payments from Qualified Contracts. For Individual Retirement Annuities, the penalty tax does not apply, for example, to a payment:

    - received after you reach age 59 1/2,

    - received after your death or because of your disability, or

    - made as a series of substantially equal periodic payments (at least annually) for your life (or life expectancy) or for the joint lives (or joint life expectancies) of you and your designated Beneficiary.

In addition, the penalty tax does not apply to certain distributions used for qualified first time home purchases, higher education expenses, or qualified military reservist distributions. Special conditions must be met to qualify for these exceptions. If you wish to take a distribution for these purposes you should consult your tax adviser. Other exceptions may also be available.

Qualified Contracts are amended to conform to tax qualification requirements. However, you are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, we are not bound by terms and conditions of Qualified Plans if they are inconsistent with the Contract.

1. QUALIFIED PLAN TYPES

INDIVIDUAL RETIREMENT ANNUITIES. The Code permits eligible individuals to contribute to an individual retirement annuity known as an "IRA." IRAs limit the amounts contributed, the persons eligible and the time when distributions start. Also, subject to direct rollover and mandatory withholding requirements, distributions from other types of qualified plans generally may be "rolled over" on a tax-deferred basis into an IRA. The Contract may not fund a "Coverdell Education Savings Account" (formerly known as an "Education IRA").

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SIMPLIFIED EMPLOYEE PENSIONS (SEP IRAS).  The Code allows employers to establish simplified employee pension plans, using the employees' IRAs. Under these plans the employer may make limited deductible contributions on behalf of the employees to IRAs. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

SIMPLE IRAS. The Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. Employers and employees intending to use the Contract in connection with these plans should consult a tax adviser.

ROTH IRAS. The Code permits contributions to an IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in certain respects, including:

    - Roth IRA contributions are never deductible;

    - "qualified distributions" from a Roth IRA are excludable from income;

    - mandatory distribution rules do not apply before death;

    - a rollover to a Roth IRA must be a "qualified rollover contribution," under the Code;

    - special eligibility requirements apply; and

    - contributions to a Roth IRA can be made after the Owner has reached age 70 1/2.


All or part of an IRA may be converted into a Roth IRA without taking an actual distribution. You may convert by notifying the IRA issuer or trustee. A conversion typically results in the inclusion of some or all of the IRA value in gross income, except that the 10% penalty tax does not apply on the conversion.


Any "qualified distribution", as defined in Code Section 408A, from a Roth IRA is excludible from gross income. A qualified distribution includes a distribution made after you reach age 59 1/2, after your death, because of your disability, or made to a first-time homebuyer. A qualified distribution can only be made after the first five tax years after the year for which you (or your spouse) made a contribution to any Roth IRA established for your benefit.

CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. The Code permits corporate employers to establish types of tax-favored retirement plans for employees. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh" permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts in order to provide benefits under the plans. The Contract provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such a death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

TAX-SHELTERED ANNUITIES. Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of Purchase Payments from taxable gross income. These annuity contracts are commonly referred to as "tax-sheltered annuities". If you purchase a Contract for such purposes, you should seek competent advice as to eligibility, limitations on permissible amounts of Purchase Payments and other tax

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consequences associated with the Contracts. In particular, you should consider that the Contract provides optional death benefits that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value (see "DEATH BENEFITS"). It is possible that such death benefits could be characterized as incidental death benefits. If the death benefit were so characterized, this could result in currently taxable income to you. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity.

Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

    - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

    - earnings on those contributions; and

    - earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

These amounts can be paid only if you have reached age 59 1/2, severed employment, died, or becomes disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals generally do not apply to the extent you direct us to transfer some or all of the Contract Value to the issuer of another tax-sheltered annuity or into a Section 403(b)(7) custodial account.)

For Contracts issued after December 31, 2008, amounts attributable to contributions other than salary reduction contributions generally may not be distributed before severance of employment or occurrence of an event specified in the employer's Section 403(b) plan.


Pursuant to new tax regulations, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that withdrawals, transfers or surrenders you request from a 403(b) Contract comply with applicable tax requirements and decline requests that are not.


DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. The Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

2. DIRECT ROLLOVERS

If the Contract is used with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code or with an eligible government deferred compensation plan that is qualified under Section 457(b), any "eligible rollover distribution" from the Contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any distribution from such a qualified retirement plan, excluding certain amounts such as:

    - minimum distributions required under Section 401(a)(9) of the Code,

    - certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments," and

    - hardship distributions.

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Under these requirements, federal income tax equal to 20% of the taxable portion of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you (or your beneficiary) elect to have it directly transferred to certain types of qualified retirement plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

E. FEDERAL INCOME TAX WITHHOLDING

We withhold and send to the U.S. Government a part of the taxable portion of each distribution unless you notify us before distribution of an available election not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates for the taxable portion of periodic annuity payments are the same as the withholding rates for wage payments. In addition, the withholding rate for the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs) is 10%. The withholding rate for eligible rollover distributions is 20%.

F. OTHER TAX ISSUES

1. FEDERAL ESTATE TAXES


While no attempt is being made to discuss the federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent in detail and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



2. GENERATION-SKIPPING TRANSFER TAX


Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.


3. THE TAX RELIEF, UNEMPLOYMENT INSURANCE REAUTHORIZATION, AND JOB CREATION ACT OF 2010



The estate, gift, and GST provisions of the 2010 Act are only effective until December 31, 2012, after which the provisions will sunset, and the federal estate, gift and GST taxes will return to their pre-2001 levels, resulting in significantly lower exemptions and significantly higher tax rates. Between now and the end of 2012, Congress may make these provisions of the 2010 Act permanent, or they may do nothing and allow these 2010 Act provisions to sunset, or they may alter the exemptions and/or applicable tax rates.



The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.


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4. MEDICARE TAX

Beginning in 2013, distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately). Please consult a tax advisor for more information.

5. ANNUITY PURCHASES BY RESIDENTS OF PUERTO RICO

The Internal Revenue Service has ruled that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States federal income tax.

6. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

7. FOREIGN TAX CREDITS

We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under federal tax law.

8. POSSIBLE TAX LAW CHANGES

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any contact and do not intend the above discussion as tax advice.

G. SPECIAL TAX CONSIDERATIONS FOR OPTIONAL BENEFITS

At present, the IRS has not provided guidance as to the tax treatment of charges for optional benefits to an annuity contract. The IRS might take the position that each charge associated with these optional benefits is deemed a withdrawal from the Contract subject to current income tax to the extent of any gains and, if applicable, the 10% penalty tax for premature withdrawals.

We do not currently report charges for optional benefits as partial withdrawals, but we may do so in the future if we believe that the IRS would require us to report them as such. You should consult a tax adviser before electing any optional benefit riders.

Amounts received in a partial withdrawal are taxable to the extent that the Contract Value exceeds the investment in the Contract. There is some uncertainty regarding the effect that certain optional benefits (E.G., the GLWB Rider) might have on the amount that is treated as the Contract Value for this purpose. As a result, the taxable portion of amounts received in a partial withdrawal could be greater or less depending on how such optional benefits are treated for this purpose.

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The death benefit under a Qualified Contract, or any optional death benefit or other optional benefit rider, may increase the amount of any required minimum distributions. Failure to comply with minimum distribution requirements will result in the imposition of an excise tax, generally 50% of the amount by which the amount required to be distributed exceeds the actual distribution.

If you are purchased the GLWB Rider in connection with a Qualified Contract, in certain circumstances your ability to access the withdrawal benefit may be limited by the terms of your plan and/or by applicable law.

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                           DISTRIBUTION OF CONTRACTS

The Contracts are distributed through the principal underwriter for the Separate
Account:

                     EPOCH SECURITIES, INC. ("DISTRIBUTOR")
       MAILING ADDRESS: 30 HUDSON ST., 27TH FLOOR, JERSEY CITY, NJ 07032
              132 TURNPIKE ROAD, SUITE 210, SOUTHBOROUGH, MA 01772

The Distributor is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. We reimburse the Distributor for sales of the Contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including advertising expenses and other expenses of distributing the Contracts. Distributor's management team also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

SELLING FIRMS. We and Distributor have entered into selling agreements with selling firms for the sale of the Contracts. All selling firms receive commissions and some form of non-cash compensation. Selected selling firms may receive additional compensation, including marketing allowances, persistency payments, preferred status fees and industry conference fees. These commissions and other incentives or payments, if any, are not charged directly to Contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits.


COMPENSATION PAID TO ALL SELLING FIRMS. We and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. The maximum commission payable for contract sales by selling firms is 6.0% of Purchase Payments. Some selling firms may elect to receive a lower commission when a Purchase Payment is made, along with annual trail commissions up to 1.00% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the Contract remains in effect or as agreed in the selling agreement. Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items include expenses for conference or seminar trips and certain gifts.



ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. We and Distributor may pay additional compensation to selected selling firms, including marketing allowances, persistency payments at annual rates up to 0.20% of aggregated assets under management, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms based on cumulative sales of our variable insurance contracts (including the Contracts). Persistency payments are periodic payments based on account values of our variable insurance contracts (including Account Values of the Contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the Contracts in selling firms' marketing programs, which may include marketing services and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' sales representatives.


The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the Contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive additional compensation, or lower levels of additional compensation. You may

                                       71
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wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such arrangements, ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.

                                 VOTING RIGHTS

Proxy materials in connection with any Fund shareholder meeting are delivered or made available to each Owner with Subaccount interests invested in the Fund as of the record date. Proxy materials include a voting instruction form. It is important that each Owner provide voting instructions to us because we vote all Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. We will also vote any Fund shares attributed to amounts we have accumulated in the Subaccounts in the same proportion that Owners vote. A Fund is not required to hold annual shareholders' meetings. Funds hold special meetings as required or deemed desirable for such purposes as electing trustees, changing fundamental policies or approving an investment advisory agreement.

Owners have voting rights in a Fund based upon the Owner's proportionate interest in the corresponding Subaccount as measured by units. Owners have voting rights before surrender, or the death of an Owner. Thereafter, the payee entitled to receive Variable Annuity payments has voting rights. During the Annuity Period, voting rights decrease as Annuity Units decrease.

                    REPORTS TO CONTRACT OWNERS AND INQUIRIES

Each calendar quarter we send you a statement showing amounts credited to each Subaccount and to the Fixed Account. It also shows the interest rate(s) that we are crediting upon amounts held in the Fixed Account. In addition, if you transfer amounts among the Investment Options or make additional Purchase Payments, you receive written confirmation of these transactions. We will also send a current statement upon your request. We also send you annual and semi-annual reports for the Funds that underlie the Subaccounts in which you invest and a list of the securities held by that Fund. Read all reports carefully. If you find any errors, please contact us promptly to correct them.

You will have access to Contract information through the Interactive Voice Response System (IVR) at 1-800-457-8803. You will also be able to access your account information from our website at www.commonwealthannuity.com.

You may direct inquiries to the selling agent or may call or write to us at our Service Center.

                             DOLLAR COST AVERAGING

Under our Dollar Cost Averaging ("DCA") program, a predesignated portion of any Subaccount is automatically transferred on a monthly, quarterly, semi-annual or annual basis for a specified duration to other Subaccounts or from the Fixed Account to a Subaccount or Subaccounts. If you elect this program, you cannot elect Automatic Asset Rebalancing. There is no charge associated with our DCA program.

The theory of a DCA program is that by investing at regular and level increments over time, you will be able to purchase more Accumulation Units when the Accumulation Unit value is relatively low and less Accumulation units when the Accumulation Unit value is relatively high. DCA generally helps reduce the risk of purchasing Accumulation Units when market prices are high and selling when market prices are low. However, participation in the DCA program does not assure you of greater profit from your purchases under the program, nor will it prevent or necessarily reduce losses in a

                                       72
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declining market. Moreover, while we refer to this program of periodic transfers generally as Dollar Cost Averaging, periodic transfers from a Subaccount (other than a Subaccount which maintains a stable net asset value), are less likely to produce the desired effect of the DCA program and may have the effect of reducing the average price of the Subaccount shares being redeemed. If you choose to participate in this program you should have the financial ability to continue making transfers through periods of fluctuating markets.

The Owner may select any day of the month except for the 29th, 30th or 31st for the DCA transfers to occur. The Dollar Cost Averaging program is available only during the Accumulation Period. You may enroll any time by completing our Dollar Cost Averaging form. We must receive the enrollment form at least five business days before the transfer date.

The minimum transfer amount is $100 per Subaccount. At the time Dollar Cost Averaging is elected, the total Contract Value in the Subaccount from which transfers will be made must be at least equal to the amount designated to be transferred on each transfer date times the duration selected.

Dollar Cost Averaging ends if:

    - the number of designated monthly transfers has been completed,

    - Contract Value in the transferring account is insufficient to complete the next transfer; the remaining amount is transferred,

    - we receive your written termination at our Service Center at least five business days before the next transfer date, or

    - the Contract is surrendered or annuitized.

If the Fixed Account balance is at least $10,000, you may elect automatic monthly or calendar quarter transfers of interest accrued in the Fixed Account to one or more of the Subaccounts. Transfers are made within five business days of the end of the month or calendar quarter, as applicable. We must receive the enrollment form at least ten days before the end of the month or calendar quarter, as applicable.

                          AUTOMATIC ASSET REBALANCING

We currently offer Automatic Asset Rebalancing on a monthly, quarterly, semi-annual, or annual basis. If you elect this program, you cannot elect Dollar Cost Averaging. There is currently no charge for this service.

Under Automatic Asset Rebalancing, we will allocate your Purchase Payments (and corresponding PPBs) and rebalance your Separate Account Contract Value monthly, quarterly, semi-annually, or annually to maintain the particular percentage allocation among the Subaccounts that you select based on your investment goals and risk tolerance. Rebalancing of your Separate Account Contract Value will occur on the initial rebalancing date you select and then each rebalancing date thereafter. The initial date you select cannot be earlier than 30 days from the Date of Issue. If based on your selected date, rebalancing would occur on a date that is not a Valuation Date, the rebalancing will occur on the Valuation Date following your selected date. You may change the frequency of Automatic Asset Rebalancing at any time.

We perform this periodic rebalancing to take account of:

    - increases and decreases in Separate Account Contract Value in each Subaccount due to Subaccount performance, and

    - increases and decreases in Separate Account Contract Value in each Subaccount due to withdrawals, transfers, and Purchase Payments (and corresponding PPBs).

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
You may elect Automatic Asset Rebalancing at any time on or after the Date of Issue by submitting a written request to our Service Center. If you elect Automatic Asset Rebalancing, you must include all Separate Account Contract Value in the program. We allocate all Purchase Payments (and corresponding PPBs) paid under an automatic investment feature and, unless you instruct us otherwise, all other Purchase Payments (and corresponding PPBs) in accordance with the particular percentage allocation among the Subaccounts that you have selected. The percentages that you select under Automatic Asset Rebalancing will override any prior percentage allocations that you have chosen and we will allocate all future Purchase Payments (and corresponding PPBs) accordingly. You may change your allocations at any time. Once elected, you may instruct us, in a form satisfactory to us, at any time to terminate the program. We reserve the right to make changes to this program at any time.

                           SYSTEMATIC WITHDRAWAL PLAN

We offer a Systematic Withdrawal Plan ("SWP") allowing you to preauthorize periodic withdrawals during the Accumulation Period. You instruct us to withdraw selected amounts from the Fixed Account or from any of the Subaccounts on a monthly, quarterly, semi-annual or annual basis. The SWP is available when you request a minimum $100 periodic payment. If the amounts distributed under the SWP exceed the Free Withdrawal Amount, we may assess the withdrawal charge on those amounts. WITHDRAWALS TAKEN UNDER THE SWP MAY BE SUBJECT TO THE 10% TAX PENALTY ON EARLY WITHDRAWALS AND TO INCOME TAXES AND WITHHOLDING. If you are interested in SWP, you may obtain an application and information concerning this program and its restrictions from us or your agent. We give thirty days' notice if we amend the SWP. The SWP may be terminated at any time by you or us. There is no charge associated with the SWP.

                             SPECIAL CONSIDERATIONS

We reserve the right to amend the Contract to meet the requirements of federal or state laws or regulations. We will notify you in writing of these amendments.

Your rights under a Contract may be assigned as provided by law. An assignment will not be binding upon us until we receive a written copy of the assignment at our Service Center. Any claim is subject to proof of interest of the assignee. You are solely responsible for the validity or effect of any assignment. You, therefore, should consult a qualified tax adviser regarding the tax consequences, as an assignment may be a taxable event.

Only our President, Vice President, Secretary, or Assistant Secretaries may change the Contract. No one else has authority to modify or waive any provision of the Contract. Any change must be in writing. At any time, we may make such changes to the Contract, without your consent, as required to make it conform with any law, regulation, or ruling issued by a government agency. We will notify you of such changes and when required will obtain approval from the appropriate regulatory authority and you.

                               LEGAL PROCEEDINGS

There are no legal proceedings to which we, the Separate Account or the Principal Underwriter is a party, or to which the assets of the Separate Account are subject, that are likely to have a material adverse effect on:

    - the Separate Account; or

    - the ability of the principal underwriter to perform its contract with the Separate Account; or

    - on our ability to meet our obligations under the variable annuity contracts funded through the Separate Account.

             TABLE OF CONTENTS--STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information, Table of Contents is: Services to the Separate Account; State Regulation; Experts; Financial Statements; Financial Statements of Commonwealth Annuity and Life Insurance Company; Appendix A State Premium Tax Chart. Please read the Statement of Additional Information in conjunction with this Prospectus.

                              FINANCIAL STATEMENTS

Financial Statements for the Company and for the Separate Account are included in the Statement of Additional Information.

                                   APPENDIX B
               IRA, ROTH IRA AND SIMPLE IRA DISCLOSURE STATEMENT


This Disclosure Statement describes the statutory and regulatory provisions applicable to the operation of traditional Individual Retirement Annuities
(IRAs), Roth Individual Retirement Annuities (Roth IRAs) and Simple Individual Retirement Annuities (SIMPLE IRAs). Internal Revenue Service regulations require that this be given to each person desiring to establish an IRA, Roth IRA or a SIMPLE IRA. Except where otherwise indicated, IRA discussion includes Simplified Employee Pension IRAs (SEP IRA). Further information can be obtained from Commonwealth Annuity and Life Insurance Company and from any district office of the Internal Revenue Service. Also, see IRS Publication 590, INDIVIDUAL RETIREMENT ARRANGEMENTS (IRAS).

This Disclosure Statement is for your general information and is not intended to be exhaustive or conclusive, to apply to any particular person or situation, or to be used as a substitute for qualified legal or tax advice.

Please note that the information contained herein is based on current federal income tax law, income tax regulations, and other guidance provided by the IRS. Hence, this information is subject to change upon an amendment of the law or the issuance of further regulations or other guidance. Also, you should be aware that state tax laws may differ from federal tax laws governing such arrangements. You should consult your tax adviser about any state tax consequences of your IRA or Roth IRA, whichever is applicable.

A. REVOCATION

Within 7 days of the date you signed your enrollment application, you may revoke the Contract and receive back 100% of your money by submitting your request in writing to us at our Service Center. Notice of revocation will be deemed mailed on the date of the postmark (or if sent by certified or registered mail, the date of the certification or registration) if it is deposited in the mail in the United States in an envelope, or other appropriate wrapper, first class postage prepaid, properly addressed.

B. STATUTORY REQUIREMENTS

The Contract is intended to meet the requirements of Section 408(b) of the Code,
Section 408A of the Code for use as a Roth IRA, or of Section 408(p) of the Code for use as a SIMPLE IRA, whichever is applicable. The Contract has not been approved as to form for use as an IRA, Roth IRA or a SIMPLE IRA by the Internal Revenue Service. Such approval by the Internal Revenue Service is a determination only as to form of the Contract, and does not represent a determination on the merits of the Contract.

1. The amount in your IRA, Roth IRA, and SIMPLE IRA, whichever is applicable, must be fully vested at all times and the entire interest of the Owner must be nonforfeitable.

2.  The Contract must be nontransferable by the Owner.

3.  The Contract must have flexible premiums.

4. For IRAs and SIMPLE IRAs, you must start receiving distributions on or before April 1 of the year following the year in which you reach age 70 1/2 (the required beginning date) (see "REQUIRED DISTRIBUTIONS"). However,
Section 401(a)(9)(A) of the Code (relating to minimum distributions required to commence at age 70 1/2), and the incidental death benefit requirements of
Section 401(a) of the Code, do not apply to Roth IRAs.

If you die on or after the date required minimum distributions under
Section 401(a)(9) of the Code commence, unless otherwise permitted under applicable law, any remaining interest in the Contract

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must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If you die before required minimum distributions commence, unless otherwise permitted under applicable law, any remaining interest in the Contract must be distributed to your Beneficiary by December 31 of the calendar year containing the fifth anniversary of your death; except that: (1) if the interest is payable to an individual who is your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), the designated Beneficiary may receive the entire interest over his or her life, or over a period certain not extending beyond his or her life expectancy, commencing on or before December 31 of the calendar year immediately following the calendar year in which you die; and (2) if the sole designated Beneficiary is your spouse, the Contract may be treated as his or her own IRA, or, where applicable, Roth IRA.

5. Except in the case of a rollover contribution or a direct transfer (see "ROLLOVERS AND DIRECT TRANSFERS"), or a contribution made in accordance with the terms of a Simplified Employee Pension (SEP), all contributions to an IRA, Roth and SIMPLE IRA must be cash contributions which do not exceed certain limits.

6. The Contract must be for the exclusive benefit of you and your Beneficiaries.

C. ROLLOVERS AND DIRECT TRANSFERS FOR IRAS AND SIMPLE IRAS

1. A rollover is a tax-free transfer from one retirement program to another that you cannot deduct on your tax return. There are two kinds of tax-free rollover payments to an IRA. In one, you transfer amounts from another IRA. With the other, you transfer amounts from a qualified plan under Section 401(a) of the Code, a qualified annuity under Section 403(a) of the Code, a tax-sheltered annuity or custodial account under Section 403(b) of the Code, or a governmental plan under Section 457(b) of the Code (collectively referred to as "qualified employee benefit plans"). Tax-free rollovers can be made from a SIMPLE IRA to a SIMPLE Individual Retirement Account under Section 408(p) of the Code. An individual can make a tax-free rollover to an IRA from a SIMPLE IRA, or vice-versa, after a two-year period has expired since the individual first participated in a SIMPLE plan.

2. You must complete the rollover by the 60th day after the day you receive the distribution from your IRA or other qualified employee benefit plan or SIMPLE IRA. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances.

3. A rollover distribution may be made to you only once a year. The one-year period begins on the date you receive the rollover distribution, not on the date you roll it over (reinvest it).

4. A trustee-to-trustee transfer to an IRA of funds in an IRA from one trustee or insurance company to another is not a rollover. It is a transfer that is not affected by the one-year waiting period.

5. All or a part of the premium for the Contract used as an IRA may be paid from a rollover from an IRA or qualified employee benefit plan or from a trustee-to-trustee transfer from another IRA. All or part of the premium for the Contract used as a SIMPLE IRA may be paid from a rollover from a SIMPLE Individual Retirement Account or, to the extent permitted by law, from a direct transfer from a SIMPLE IRA.

6. A distribution that is eligible for rollover treatment from a qualified employee benefit plan will be subject to twenty percent (20%) withholding by the Internal Revenue Service even if you roll the distribution over within the 60-day rollover period. One way to avoid this withholding is to make the distribution as a direct transfer to the IRA trustee or insurance company.

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D. CONTRIBUTION LIMITS AND ALLOWANCE OF DEDUCTION FOR IRAS


1. In general, the amount you can contribute each year to an IRA is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under
Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older. The maximum annual contribution limit for IRA contributions is equal to $5,000 for 2011. After 2011, the limit may be indexed annually in $500 increments as determined by the Secretary of Treasury to reflect cost of living increases. An individual who has attained age 50 may make additional "catch-up" IRA contributions. The maximum annual contribution limit for the individual is increased by $1,000 except as otherwise provided by law. If you have more than one IRA, the limit applies to the total contributions made to your own IRAs for the year. Generally, if you work the amount that you earn is compensation. Wages, salaries, tips, professional fees, bonuses and other amounts you receive for providing personal services are compensation. If you own and operate your own business as a sole proprietor, your net earnings reduced by your deductible contributions on your behalf to self-employed retirement plans are compensation. If you are an active partner in a partnership and provide services to the partnership, your share of partnership income reduced by deductible contributions made on your behalf to qualified retirement plans is compensation. All taxable alimony and separate maintenance payments received under a decree of divorce or separate maintenance is compensation.



2. In the case of a married couple filing a joint return, up to the maximum annual contribution can be contributed to each spouse's IRA, even if one spouse has little or no compensation. This means that the total combined contributions that can be made to both IRAs can be as much as $12,000 for 2011 ($5,000 annual contribution for each individual, plus $1,000 for each individual who has attained age 50).


3. In the case of a married couple with unequal compensation who file a joint return, the limit on the deductible contributions to the IRA of the spouse with less compensation is the smaller of:

    a.  The maximum annual contribution, or

    b. The total compensation of both spouses, reduced by any deduction allowed for contributions to IRAs of the spouse with more compensation.

The deduction for contributions to both spouses' IRAs may be further limited if either spouse is covered by an employer retirement plan.

4. If either you or your spouse is an active participants in an employer-sponsored plan and have a certain level of income, the amount of the contribution to your IRA that is deductible is phased out, and in some cases eliminated. If you are an active participant in an employer-sponsored plan, the deductibility of your IRA contribution will be phased out, depending on your adjusted gross income, or combined adjusted gross income in the case of a joint tax return, as follows:


JOINT RETURNS: $90,000 - $110,000



SINGLE TAXPAYERS: $56,000 - $66,000


The phase-out range for married individuals filing separately is $0-$10,000. If you file a joint tax return and are not an active participant in an employer sponsored plan, but your spouse is, the amount of the deductible IRA contribution is phased out for adjusted gross income between $167,000 and $177,000. These amounts may be indexed for cost of living increases in future years.

To designate a contribution as nondeductible, you must file IRS Form 8606, NONDEDUCTIBLE IRAS. You may have to pay a penalty if you make nondeductible contributions to an IRA and you do not file Form 8606 with your tax return, or if you overstate the amount of nondeductible contributions on your Form 8606. If you do not report nondeductible contributions, all of the contributions to your traditional

IRA will be treated as deductible, and all distributions from your IRA will be taxed, unless you can show, with satisfactory evidence, that nondeductible contributions were made.

5. Contributions to your IRA for a year can be made at any time up to April 15 of the following year. If you make the contribution between January 1 and April 15, however, you may elect to treat the contribution as made either in that year or in the preceding year. You may file a tax return claiming a deduction for your IRA contribution before the contribution is actually made. You must, however, make the contribution by the due date of your return not including extensions.

6. You cannot make a contribution other than a rollover or transfer contribution to your IRA for the year in which you reach age 70 1/2 or thereafter.


7. A taxpayer may qualify for a tax credit for contributions to an IRA, or for a tax exemption for distributions donated to charity in 2011, depending on the taxpayer's adjusted gross income.


E. SEP IRAS

1.  SEP IRA rules concerning eligibility and contributions are governed by Code
Section 408(k). The maximum deductible contribution for a SEP IRA is the lesser of $49,000 (may be indexed for cost-of-living increases in future years) or 100% of compensation.

2. A SEP must be established and maintained by an employer (corporation, partnership, sole proprietor).

F. SIMPLE IRAS

1. A SIMPLE IRA must be established with your employer using a qualified salary reduction agreement.


2. You may elect to have your employer contribute to your SIMPLE IRA, under a qualified salary reduction agreement, an amount (expressed as a percentage of your compensation) not to exceed $11,500 for 2011. After 2011, the limit may be indexed annually, except as otherwise provided by law. In addition to these employee elective contributions, your employer is required to make each year either (1) a matching contribution equal to up to 3 percent, and not less than 1 percent, of your SIMPLE IRA contribution for the year, or (2) a non-elective contribution equal to 2 percent of your compensation for the year (up to $245,000 of compensation in 2011, as may be adjusted for inflation in future years). No other contributions may be made to a SIMPLE IRA.


3. Employee elective contributions and employer contributions (I.E., matching contributions and non-elective contributions) to your SIMPLE IRA are excluded from your gross income.

4. To the extent an individual with a SIMPLE IRA is no longer participating in a SIMPLE plan (E.G., the individual has terminated employment), and two years have passed since the individual first participated in the plan, the individual may treat the SIMPLE IRA as an IRA.

G. TAX STATUS OF THE CONTRACT AND DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

1. Earnings of your IRA annuity contract are not taxed until they are distributed to you.

2. In general, taxable distributions are included in your gross income in the year you receive them.

3. Distributions under your IRA are non-taxable to the extent they represent a return of non-deductible contributions (if any). The non-taxable percentage of a distribution is determined generally by dividing your total undistributed, non-deductible IRA contributions by the value of all your IRAs (including SEPs and rollovers).

4. You cannot choose the special five-year or ten-year averaging that may apply to lump sum distributions from qualified employer plans.

H. REQUIRED DISTRIBUTIONS FOR IRAS AND SIMPLE IRAS

You must start receiving minimum distributions required under the Contract and
Section 401(a)(9) of the Code from your IRA and SIMPLE IRA starting with the year you reach age 70 1/2 (your 70 1/2 year). Ordinarily, the required minimum distribution for a particular year must be received by December 31 of that year. However, you may delay the required minimum distribution for the year you reach age 70 1/2 until April 1 of the following year (I.E., the required beginning date).

Annuity payments which begin by April 1 of the year following your 70 1/2 year satisfy the minimum distribution requirement if they provide for non-increasing payments over your life or the lives of you and your designated Beneficiary (within the meaning of Section 401(a)(9) of the Code), provided that, if installments are guaranteed, the guaranty period does not exceed the applicable life or joint expectancy.

The applicable life expectancy is your remaining life expectancy or the remaining joint life and last survivor expectancy of you and your designated Beneficiary, determined as set forth in applicable federal income tax regulations.

If you have more than one IRA, you must determine the required minimum distribution separately for each IRA; however, you can take the actual distributions of these amounts from any one or more of your IRAs.

In addition, the after-death minimum distribution requirements described generally in section B. STATUTORY REQUIREMENTS apply to IRAs and SIMPLE IRAs.

If the actual distribution from your Contract is less than the minimum amount that should be distributed in accordance with the minimum distribution requirements mentioned above, the difference generally is an excess accumulation. There is a 50% excise tax on any excess accumulations. If the excess accumulation is due to reasonable error, and you have taken (or are taking) steps to remedy the insufficient distribution, you can request that this 50% excise tax be excused by filing with your tax return an IRS Form 5329, together with a letter of explanation and the excise tax payment.

I. ROTH IRAS

1. If your Contract is a special type of individual retirement plan known as a Roth IRA, it will be administered in accordance with the requirements of section 408A of the Code. Roth IRAs are treated the same as other IRAs, except as described here.

2. If your Contract is a Roth IRA, we will send you a Roth IRA endorsement to be attached to, and to amend, your Contract. The Company reserves the right to amend the Contract as necessary or advisable from time to time to comply with future changes in the Code, regulations or other requirements imposed by the IRS to obtain or maintain its approval of the annuity as a Roth IRA.

3. Earnings in your Roth IRA are not taxed until they are distributed to you, and will not be taxed if they are paid as a "qualified distribution," as described to you in section L, below.

4. The minimum distribution requirements that apply to IRAs do not apply to Roth IRAs while the Owner is alive. However, after the death of a Roth IRA Owner, the after-death minimum distribution rules that apply to IRAs also apply to Roth IRAs as though the Roth IRA Owner died before his or her required beginning date. You may not use your Roth IRA to satisfy minimum distribution requirements for traditional IRAs. Nor may you use distributions from an IRA for required distributions from a Roth IRA.

J. ELIGIBILITY AND CONTRIBUTIONS FOR ROTH IRAS

1. Generally, you are eligible to establish or make a contribution to your Roth IRA only if you meet certain income limits. No deduction is allowed for contributions to your Roth IRA. Contributions to your Roth IRA may be made even after you attain age 70 1/2.

2. The maximum aggregate amount of contributions for any taxable year to all IRAs, including all Roth IRAs, maintained for your benefit (the "contribution limit") generally is the lesser of (1) 100% of your compensation, or (2) the maximum annual contributions under Section 219(b) of the Code, including "catch-up" contributions for certain individuals age 50 and older (as discussed in section D, above).

The contribution limit for any taxable year is reduced (but not below zero) by the amount which bears the same ratio to such amount as:

    (a) the excess of (i) your adjusted gross income for the taxable year, over
    (ii) the "applicable dollar amount," bears to

    (b) $15,000 (or $10,000 if you are married).


For this purpose, "adjusted gross income" is determined under the Code and
(1) excludes any amount included in gross income as a result of any rollover from, transfer from, or conversion of an IRA to a Roth IRA, and (2) is reduced by any deductible IRA contribution. In addition, the "applicable dollar amount" is equal to $169,000 for a married individual filing a joint return, $0 for a married individual filing a separate return, and $107,000 for any other individual. These amounts may be indexed for cost of living increases in future years.


A "qualified rollover contribution" (discussed in section K, below), and a non-taxable transfer from another Roth IRA, are not taken into account for purposes of determining the contribution limit.

K. ROLLOVERS, TRANSFERS AND CONVERSIONS TO ROTH IRAS


1. ROLLOVERS AND TRANSFERS--A rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover to a Roth IRA from another Roth IRA or from an IRA, but only if such rollover contribution also meets the rollover requirements for IRAs under
Section 408(d)(3). In addition, a transfer may be made to a Roth IRA directly from another Roth IRA or from an IRA. Beginning in 2010, adjusted gross income and filing status limitations on Roth IRA conversions no longer apply.


The rollover requirements of Section 408(d)(3) are complex and should be carefully considered before you make a rollover. One of the requirements is that the amount received be paid into another IRA (or Roth IRA) within 60 days after receipt of the distribution. The failure to satisfy this 60-day requirement may be waived by the Internal Revenue Service in certain circumstances. In addition, a rollover contribution from a Roth IRA may be made by you only once a year. The one-year period begins on the date you receive the Roth IRA distribution, not on the date you roll it over (reinvest it) into another Roth IRA. If you withdraw assets from a Roth IRA, you may roll over part of the withdrawal tax free into another Roth IRA and keep the rest of it. A portion of the amount you keep may be included in your gross income.

2. TAXATION OF ROLLOVERS AND TRANSFERS TO ROTH IRAS--A qualified rollover contribution or transfer from a Roth IRA maintained for your benefit to another Roth IRA maintained for your benefit which meets the rollover requirements for IRAs under Section 408(d)(3) is tax-free.

In the case of a qualified rollover contribution or a transfer from an IRA maintained for your benefit to a Roth IRA maintained for your benefit, any portion of the amount rolled over or transferred which would be includible in your gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in your gross income. However, Code
Section 72(t) (relating to the 10 percent penalty tax on premature distributions) will not apply. Income from a conversion in 2010 can be recognized one-half in 2011 and one-half in 2012, rather than all in 2010.

3. TRANSFERS OF EXCESS IRA CONTRIBUTIONS TO ROTH IRAS--If, before the due date of your federal income tax return for any taxable year (not including extensions), you transfer, from an IRA, contributions for such taxable year (and earnings thereon) to a Roth IRA, such amounts will not be includible in gross income to the extent that no deduction was allowed with respect to such amount.

4. TAXATION OF CONVERSIONS OF IRAS TO ROTH IRAS--All or part of amounts in an IRA maintained for your benefit may be converted into a Roth IRA maintained for your benefit. The conversion of an IRA to a Roth IRA is treated as special type of qualified rollover contribution. Hence, you must be eligible to make a qualified rollover contribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of your IRA's value in gross income, as described above.

A conversion of an IRA to a Roth IRA can be made without taking an actual distribution from your IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable.

UNDER SOME CIRCUMSTANCES, IT MIGHT NOT BE ADVISABLE TO ROLLOVER, TRANSFER, OR CONVERT ALL OR PART OF AN IRA TO A ROTH IRA. WHETHER YOU SHOULD DO SO WILL DEPEND ON YOUR PARTICULAR FACTS AND CIRCUMSTANCES, INCLUDING, BUT NOT LIMITED TO, SUCH FACTORS AS WHETHER YOU QUALIFY TO MAKE SUCH A ROLLOVER, TRANSFER, OR CONVERSION, YOUR FINANCIAL SITUATION, AGE, CURRENT AND FUTURE INCOME NEEDS, YEARS TO RETIREMENT, CURRENT AND FUTURE TAX RATES, YOUR ABILITY AND DESIRE TO PAY CURRENT INCOME TAXES WITH RESPECT TO AMOUNTS ROLLED OVER, TRANSFERRED, OR CONVERTED, AND WHETHER SUCH TAXES MIGHT NEED TO BE PAID WITH WITHDRAWALS FROM YOUR ROTH IRA (SEE DISCUSSION BELOW OF "NON-QUALIFIED DISTRIBUTIONS"). YOU SHOULD CONSULT A QUALIFIED TAX ADVISER BEFORE ROLLING OVER, TRANSFERRING, OR CONVERTING ALL OR PART OF AN IRA TO A ROTH IRA.

5. SEPARATE ROTH IRAS--Due to the complexity of, and proposed changes to, the tax law, it may be advantageous to maintain amounts rolled over, transferred, or converted from an IRA in separate Roth IRAs from those containing regular Roth IRA contributions. For the same reason, you should consider maintaining a separate Roth IRA for each amount rolled over, transferred, or converted from an IRA. These considerations should be balanced against the additional costs you may incur from maintaining multiple Roth IRAs. You should consult your tax adviser if you intend to contribute rollover, transfer, or conversion amounts to your Contract, or if you intend to roll over or transfer amounts from your Contract to another Roth IRA maintained for your benefit.

L. INCOME TAX CONSEQUENCES OF ROTH IRAS

1. QUALIFIED DISTRIBUTIONS--Any "qualified distribution" from a Roth IRA is excludible from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after you attain 59 1/2, (b) made after your death, (c) attributable to your being disabled, or (d) a "qualified special purpose distribution" (I.E., a qualified first-time homebuyer distribution under the Code). Second, the payment or distribution must be made in a taxable year that is at least five years after (1) the first taxable year for which a contribution was made to any Roth IRA established for you, or (2) in the case of a rollover from, or a conversion of, an IRA to a Roth IRA, the taxable year in which the rollover or conversion was made if the payment or distribution is allocable (as determined in the manner set forth in guidance issued by the IRS) to the rollover contribution or conversion (or to income allocable thereto).

2. NONQUALIFIED DISTRIBUTIONS--A distribution from a Roth IRA which is not a qualified distribution is taxed under Code Section 72 (relating to annuities), except that such distribution is treated as made first from contributions to the Roth IRA to the extent that such distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. For purposes of determining the amount taxed, (a) all Roth IRAs established for you will be treated as one contract, (b) all distributions during any taxable year from Roth IRAs established for you will be treated as one distribution, and (c) the value of the contract, income on the contract, and investment in the contract, if applicable, will be computed as of the close of the calendar year in which the taxable year begins.

An additional tax of 10% is imposed on nonqualified distributions (including amounts deemed distributed as the result of a prohibited loan or use of your Roth IRA as security for a loan) made before the benefited individual has attained age 59 1/2, unless one of the exceptions discussed in Section N applies.

M. TAX ON EXCESS CONTRIBUTIONS

1. You must pay a 6% excise tax each year on excess contributions that remain in your Contract. Generally, an excess contribution is the amount contributed to your Contract that is more than you can contribute. The excess is taxed for the year of the excess contribution and for each year after that until you correct it. If contributions to your IRA for a year are more than the contribution limit, you can apply the excess contribution in one year to a later year if the contributions for that later year are less than the maximum allowed for that year.

2. You will not have to pay the 6% excise tax if you withdraw the excess amount by the date your tax return is due including extensions for the year of the contribution. You do not have to include in your gross income an excess contribution that you withdraw from your Contract before your tax return is due if the income earned on the excess was also withdrawn and no deduction was allowed for the excess contribution. You must include in your gross income the income earned on the excess contribution.

N. TAX ON PREMATURE DISTRIBUTIONS

There is an additional tax on premature distributions from your IRA, Roth IRA, or SIMPLE IRA, equal to 10% of the taxable amount. For premature distributions from a SIMPLE IRA made within the first 2 years you participate in a SIMPLE plan, the additional tax is equal to 25% of the amount of the premature distribution that must be included in gross income. Premature distributions are generally amounts you withdraw before you are age 59 1/2. However, the tax on premature distributions does not apply generally:

    1.  To amounts that are rolled over or transferred tax free;

    2. To a distribution which is made on or after your death, or on account of you being disabled within the meaning of Code Section 72(m)(7);

    3. To a distribution which is part of a series of substantially equal periodic payments (made at least annually) over your life or your life expectancy or the joint life or joint life expectancy of you and your Beneficiary;

    4. To a distribution which is used for qualified first-time homebuyer expenses, qualified higher education expenses, certain medical expenses, or by an unemployed individual to pay health insurance premiums; or

    5. To a distribution mode during a specified time period to a reservist who is called or ordered to active duty for a period in excess of 170 days or for an indefinite period.

O. EXCISE TAX REPORTING

Use Form 5329, Additional Taxes Attributable to Qualified Retirement Plans (Including IRAs), Annuities, and Modified Endowment Contracts, to report the excise taxes on excess contributions, premature distributions, and excess accumulations. If you do not owe any IRA, SIMPLE IRA or Roth IRA excise taxes, you do not need Form 5329. Further information can be obtained from any district office of the Internal Revenue Service.

P. BORROWING

If you borrow money against your Contract or use it as security for a loan, the Contract will lose its classification as an IRA, Roth IRA, or SIMPLE IRA, whichever is applicable, and you must include in gross income the fair market value of the Contract as of the first day of your tax year. In addition, you may be subject to the tax on premature distributions described above. (Note: The Contract does not allow borrowings against it, nor may it be assigned or pledged as collateral for a loan.)

Q. REPORTING

We will provide you with any reports required by the Internal Revenue Service.

R. ESTATE TAX

Generally, the value of your IRA, including your Roth IRA, is included in your gross estate for federal estate tax purposes.

S. FINANCIAL DISCLOSURE

1. We deduct a daily charge from your Separate Account Contract Value equal to 1.50%, on an annual basis, of Separate Account Contract Value. May vary if optional riders are elected.

2. An annual Contract Fee of $30.00 will be assessed against the Separate Account and Fixed Account Value each Contract Year.

3. Withdrawal charges will be assessed based on the Contribution Years elapsed as described in the prospectus under the heading "Withdrawal Charge."

4. The method used to compute and allocate the annual earnings is contained in the prospectus under the heading "Accumulation Unit Value" for Separate Account Contract Value.

5. The growth in value of your Contract is neither guaranteed nor projected but is based on the investment experience of the Subaccounts or rates of interest as declared by Commonwealth Annuity.

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION VALUES ARE BASED ON $1,000 ANNUAL CONTRIBUTIONS AT THE BEGINNING OF EACH YEAR.)

                             TERMINATION    END OF    TERMINATION    END OF    TERMINATION    END OF    TERMINATION
END OF YEAR                    VALUES*       YEAR       VALUES*       YEAR       VALUES*       YEAR       VALUES*
-----------                  -----------   --------   -----------   --------   -----------   --------   -----------
1..........................       948          9          9,564        17         21,344        25         36,427
2..........................     1,924         10         10,794        18         23,040        26         38,575
3..........................     2,925         11         12,169        19         24,787        27         40,788
4..........................     3,956         12         13,585        20         26,587        28         43,068
5..........................     5,015         13         15,045        21         28,440        29         45,416
6..........................     6,105         14         16,550        22         30,349        30         47,834
7..........................     7,226         15         18,100        23         32,315
8..........................     8,378         16         19,698        24         34,341

------------------------

*   Includes applicable withdrawal charges

GUARANTEED LUMP SUM TERMINATION OF DEFERRED FIXED AND VARIABLE ANNUITY COMPLETELY ALLOCATED TO THE FIXED ACCOUNT WITH 2% GUARANTEED EACH YEAR FOR THE FIRST TEN YEARS AND 3% THEREAFTER. (TERMINATION VALUES ARE BASED ON $5,000 SINGLE PREMIUM.)

                             TERMINATION    END OF    TERMINATION    END OF    TERMINATION    END OF    TERMINATION
END OF YEAR                    VALUES*       YEAR       VALUES*       YEAR       VALUES*       YEAR       VALUES*
-----------                  -----------   --------   -----------   --------   -----------   --------   -----------
1..........................     4,886          9         5,910         17         7,144         25          8,781
2..........................     4,955         10         5,998         18         7,328         26          9,014
3..........................     5,075         11         6,147         19         7,518         27          9,254
4..........................     5,198         12         6,302         20         7,713         28          9,501
5..........................     5,324         13         6,460         21         7,914         29          9,756
6..........................     5,452         14         6,624         22         8,121         30         10,018
7..........................     5,584         15         6,792         23         8,334
8..........................     5,719         16         6,966         24         8,554

------------------------

*   Includes applicable withdrawal charges

                                   APPENDIX C


                        CONDENSED FINANCIAL INFORMATION

                COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

The following tables list the Condensed Financial Information of Accumulation Unit values for Accumulation Units outstanding under the Contracts as of December 31, 2010.

Table 1 provides the Condensed Financial Information for Contracts without any optional benefit elected with a total Separate Account Charge of 1.50%.

Table 2 provides the Condensed Financial Information for Contracts with the Optional Step-Up Death Benefit Rider elected, an additional 0.20% rider charge, resulting in a Separate Account Charge of 1.70%.

In the tables below, no number is shown when there were no Accumulation Units outstanding at the end of the period.

              TABLE 1--CONTRACT WITHOUT OPTIONAL BENEFITS ELECTED
   (SEPARATE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE SEPARATE
                                    ACCOUNT)


                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        1.051            0.930            1.033          1.000
  End of Period.............................        1.109            1.051            0.930          1.033
Number of Units Outstanding at End of
  Period....................................      231.414           46.127            1.517            N/A

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................        0.766            0.616            0.996          1.000
  End of Period.............................        0.867            0.766            0.616          0.996
Number of Units Outstanding at End of
  Period....................................       42.901           26.873             4.56            N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        1.102            1.051            1.034          1.000
  End of Period.............................        1.142            1.102            1.051          1.034
Number of Units Outstanding at End of
  Period....................................      608.081          484.235          420.028            N/A

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.929            0.595            1.021          1.000
  End of Period.............................        1.092            0.929            0.595          1.021
Number of Units Outstanding at End of
  Period....................................      117.924          108.474            9.876            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
  (SERVICE SHARES)(1)
Unit Value:
  Beginning of Period.......................        0.740            0.637            0.987          1.000
  End of Period.............................        0.808            0.740            0.637          0.987
Number of Units Outstanding at End of
  Period....................................        1.910           21.988            2.823          0.030

GOLDMAN SACHS VIT MID CAP VALUE FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.095              N/A              N/A            N/A
Number of Units Outstanding at End of
  Period....................................        0.095              N/A              N/A            N/A

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................        1.005            1.018            1.011          1.000
  End of Period.............................        0.990            1.005            1.018          1.011
Number of Units Outstanding at End of
  Period....................................    4,656.960        4,016.045        3,269.558            N/A

GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
  (SERVICE SHARES)(2)
Unit Value:
  Beginning of Period.......................        0.850            0.585            1.023          1.000
  End of Period.............................        0.925            0.850            0.585          1.023
Number of Units Outstanding at End of
  Period....................................       50.775           28.429            2.479          0.182

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.693            0.548            1.033          1.000
  End of Period.............................        0.752            0.693            0.548          1.033
Number of Units Outstanding at End of
  Period....................................      136.423           37.228            8.338            N/A

GOLDMAN SACHS VIT STRUCTURED SMALL CAP
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.760            0.607            0.937          1.000
  End of Period.............................        0.973            0.760            0.607          0.937
Number of Units Outstanding at End of
  Period....................................      540.932           22.359            0.229          0.014

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.714            0.599            0.968          1.000
  End of Period.............................        0.792            0.714            0.599          0.968
Number of Units Outstanding at End of
  Period....................................        4.199            0.523              N/A            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................        1.140            0.979            1.046          1.000
  End of Period.............................        1.223            1.140            0.979          1.046
Number of Units Outstanding at End of
  Period....................................       82.851            3.347              N/A            N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................        0.605            0.457            0.993          1.000
  End of Period.............................        0.621            0.605            0.457          0.993
Number of Units Outstanding at End of
  Period....................................      166.792          121.936           20.048            N/A

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................        0.765            0.550            1.027          1.000
  End of Period.............................        1.030            0.765            0.550          1.027
Number of Units Outstanding at End of
  Period....................................      320.507           44.827            1.002            N/A

ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.......................        0.838            0.596            0.944          1.000
  End of Period.............................        1.045            0.838            0.596          0.944
Number of Units Outstanding at End of
  Period....................................      134.868          213.380            0.736            N/A

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.077              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        1.058              N/A              N/A            N/A

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.094              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        0.138              N/A              N/A            N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.044              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
FIDELITY VIP FREEDOM INCOME PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.027              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.047              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.058              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.058              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................       68.828              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.066              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................       84.249              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.073              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................       21.081              N/A              N/A            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.075              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................      121.240              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.080              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................       83.542              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.080              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        9.586              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.081              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        1.849              N/A              N/A            N/A

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.083              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.114              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................          N/A              N/A              N/A            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.063              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        0.205              N/A              N/A            N/A

FIDELITY VIP MID CAP PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.144              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................      140.955              N/A              N/A            N/A

FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.125              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................      363.185              N/A              N/A            N/A

FIDELITY VIP STRATEGIC INCOME PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.041              N/A              N/A            N/A
Units Outstanding at End of Period (in
  thousands)................................        1.651              N/A              N/A            N/A

FT VIP FRANKLIN INCOME SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.......................        0.924            0.691            0.998          1.000
  End of Period.............................        1.025            0.924            0.691          0.998
Number of Units Outstanding at End of
  Period....................................      374.636          154.855            0.330            N/A

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................        0.786            0.618            0.939          1.000
  End of Period.............................        0.993            0.786            0.618          0.939
Number of Units Outstanding at End of
  Period....................................      224.392          251.642           10.572          0.053

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period.......................        0.874            0.719            1.020          1.000
  End of Period.............................        0.963            0.874            0.719          1.020
Number of Units Outstanding at End of
  Period....................................      162.091           68.940           14.106            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
FT VIP MUTUAL SHARES SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.......................        0.760            0.612            0.989          1.000
  End of Period.............................        0.832            0.760            0.612          0.989
Number of Units Outstanding at End of
  Period....................................      113.833           19.601            2.086          0.151

FT VIP TEMPLETON GLOBAL ASSET ALLOCATION
  FUND (CLASS 2)(3)
Unit Value:
  Beginning of Period.......................        0.926            0.771            1.045          1.000
  End of Period.............................          N/A            0.926            0.771          1.045
Number of Units Outstanding at End of
  Period....................................          N/A           46.933            7.828            N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.......................        0.733            0.567            0.999          1.000
  End of Period.............................        0.775            0.733            0.567          0.999
Number of Units Outstanding at End of
  Period....................................       88.479           43.273            5.405            N/A

INVESCO V.I. CORE EQUITY FUND (SERIES II
  SHARES)(4)
Unit Value:
  Beginning of Period.......................        0.875            0.694            1.011          1.000
  End of Period.............................        0.941            0.875            0.694          1.011
Number of Units Outstanding at End of
  Period....................................       42.849           14.210            1.966            N/A

INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES II SHARES)(5)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.015              N/A              N/A            N/A
Number of Units Outstanding at End of
  Period....................................          N/A              N/A              N/A            N/A

INVESCO V.I. LEISURE FUND (SERIES II
  SHARES)(6)
Unit Value:
  Beginning of Period.......................        0.679            0.520            0.930          1.000
  End of Period.............................        0.812            0.679            0.520          0.930
Number of Units Outstanding at End of
  Period....................................          N/A              N/A              N/A            N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................        0.845            0.594            1.071          1.000
  End of Period.............................        1.045            0.845            0.594          1.071
Number of Units Outstanding at End of
  Period....................................       64.999           73.092           11.434          0.041

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.928            0.645            1.177          1.000
  End of Period.............................        0.974            0.928            0.645          1.177
Number of Units Outstanding at End of
  Period....................................      236.703           49.864            9.466            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.929            0.710            0.999          1.000
  End of Period.............................        1.056            0.929            0.710          0.999
Number of Units Outstanding at End of
  Period....................................      248.303           43.347            9.703          0.012

MFS-REGISTERED TRADEMARK- NEW DISCOVERY
  SERIES (SERVICE CLASS)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.208              N/A              N/A            N/A
Number of Units Outstanding at End of
  Period....................................        4.445              N/A              N/A            N/A

MFS-REGISTERED TRADEMARK- UTILITIES SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.113              N/A              N/A            N/A
Number of Units Outstanding at End of
  Period....................................        0.109              N/A              N/A            N/A

OPPENHEIMER BALANCED FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................        0.660            0.551            0.993          1.000
  End of Period.............................        0.733            0.660            0.551          0.993
Number of Units Outstanding at End of
  Period....................................      152.408           31.327            4.756            N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.......................        0.809            0.589            1.001          1.000
  End of Period.............................        0.922            0.809            0.589          1.001
Number of Units Outstanding at End of
  Period....................................      323.092          428.679           15.881          0.120

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
  (SERVICE SHARES)(7)
Unit Value:
  Beginning of Period.......................        1.028            0.882            1.047          1.000
  End of Period.............................        1.163            1.028            0.882          1.047
Number of Units Outstanding at End of
  Period....................................      664.455           25.983            8.029            147

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.......................        1.000              N/A              N/A            N/A
  End of Period.............................        1.065              N/A              N/A            N/A
Number of Units Outstanding at End of
  Period....................................        4.144              N/A              N/A            N/A

OPPENHEIMER MAIN STREET SMALL- & MID-CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE
  SHARES)(8)
Unit Value:
  Beginning of Period.......................        0.786            0.583            0.953          1.000
  End of Period.............................        0.953            0.786            0.583          0.953
Number of Units Outstanding at End of
  Period....................................       70.490          120.855            4.461            N/A

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
PIONEER CULLEN VALUE VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period.......................        0.763            0.669            1.007          1.000
  End of Period.............................        0.821            0.763            0.669          1.007
Number of Units Outstanding at End of
  Period....................................       29.584            5.693            0.634            N/A

PIONEER EMERGING MARKETS VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period.......................        0.814            0.475            1.152          1.000
  End of Period.............................        0.927            0.814            0.475          1.152
Number of Units Outstanding at End of
  Period....................................      600.953          646.279           46.816          0.006

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  (CLASS I)
Unit Value:
  Beginning of Period.......................        0.848            0.576            0.938          1.000
  End of Period.............................        1.005            0.848            0.596          0.938
Number of Units Outstanding at End of
  Period....................................       88.320           87.015              N/A            N/A

PIONEER MID CAP VALUE VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period.......................        0.778            0.630            0.970          1.000
  End of Period.............................        0.903            0.778            0.630          0.970
Number of Units Outstanding at End of
  Period....................................       16.545            7.645            0.175            N/A

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.......................        0.937            0.793            1.012          1.000
  End of Period.............................        1.001            0.937            0.793          1.012
Number of Units Outstanding at End of
  Period....................................      177.445          131.508           56.191            N/A

GOLDMAN SACHS EQUITY GROWTH STRATEGY
  PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................        0.721            0.566            1.002          1.000
  End of Period.............................        0.800            0.721            0.566          1.002
Number of Units Outstanding at End of
  Period....................................       46.028           11.472            6.386            N/A

GOLDMAN SACHS GROWTH AND INCOME STRATEGY
  PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.......................        0.840            0.677            1.012          1.000
  End of Period.............................        0.911            0.840            0.677          1.012
Number of Units Outstanding at End of
  Period....................................      330.572          288.131           15.307            N/A

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.......................        0.760            0.600            1.005          1.000
  End of Period.............................        0.834            0.760            0.600          1.005
Number of Units Outstanding at End of
  Period....................................      448.747          406.155          339.944          0.265

                                                YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                        2010             2009             2008             2007
-----------                                   --------------   --------------   --------------   --------------
GOLDMAN SACHS INTERNATIONAL REAL ESTATE
  SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.......................        0.591            0.449            0.953          1.000
  End of Period.............................        0.656            0.591            0.449          0.953
Number of Units Outstanding at End of
  Period....................................       47.050           23.486            0.415            N/A

GOLDMAN SACHS REAL ESTATE SECURITIES FUND
  (CLASS A)
Unit Value:
  Beginning of Period.......................        0.658            0.534            0.919          1.000
  End of Period.............................        0.824            0.658            0.534          0.919
Number of Units Outstanding at End of
  Period....................................       43.136           51.806            1.451          0.067

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
  (CLASS A)(9)
Unit Value:
  Beginning of Period.......................        1.021            0.613            1.140          1.000
  End of Period.............................        1.250            1.021            0.613          1.140
Number of Units Outstanding at End of
  Period....................................      916.837          454.367              N/A            N/A

   TABLE 2--CONTRACT WITH OPTIONAL STEP-UP DEATH BENEFIT RIDER OPTION ELECTED (SEPARATE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE SEPARATE
                                    ACCOUNT)


                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
GOLDMAN SACHS VIT CORE FIXED INCOME FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       1.046            0.927           1.032            1.000
  End of Period...............................       1.102            1.046           0.927            1.032
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT EQUITY INDEX FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       0.762            0.614           0.996            1.000
  End of Period...............................       0.861            0.762           0.614            0.996
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT GOVERNMENT INCOME FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       1.097            1.048           1.034            1.000
  End of Period...............................       1.134            1.097           1.048            1.034
Number of Units Outstanding at End of
  Period......................................       0.712              N/A             N/A              N/A

GOLDMAN SACHS VIT GROWTH OPPORTUNITIES FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.925            0.593           1.020            1.000
  End of Period...............................       1.085            0.925           0.593            1.020
Number of Units Outstanding at End of
  Period......................................       1.272            0.265           0.055              N/A

GOLDMAN SACHS VIT LARGE CAP VALUE FUND
  (SERVICE SHARES)(1)
Unit Value:
  Beginning of Period.........................       0.737            0.636           0.986            1.000
  End of Period...............................       0.803            0.737           0.636            0.986
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT MID CAP VALUE FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.094              N/A             N/A              N/A
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT MONEY MARKET FUND (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       1.000            1.016           1.011            1.000
  End of Period...............................       0.983            1.000           1.016            1.011
Number of Units Outstanding at End of
  Period......................................     125.153          125.159           0.302              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
  (SERVICE SHARES)(2)
Unit Value:
  Beginning of Period.........................       0.846            0.583           1.022            1.000
  End of Period...............................       0.919            0.846           0.583            1.022
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL
  EQUITY FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.690            0.547           1.032            1.000
  End of Period...............................       0.747            0.690           0.547            1.032
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY
  FUND (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.757            0.605           0.936            1.000
  End of Period...............................       0.966            0.757           0.605            0.936
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.711            0.598           0.967            1.000
  End of Period...............................       0.787            0.711           0.598            0.967
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.........................       1.135            0.977           1.045            1.000
  End of Period...............................       1.215            1.135           0.977            1.045
Number of Units Outstanding at End of
  Period......................................       0.075              N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.........................       0.602            0.456           0.992            1.000
  End of Period...............................       0.617            0.602           0.456            0.992
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.........................       0.762            0.548           1.026            1.000
  End of Period...............................       1.023            0.762           0.548            1.026
Number of Units Outstanding at End of
  Period......................................       1.131            0.193           0.197              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
ALLIANCEBERNSTEIN VPS SMALL/MID CAP VALUE
  PORTFOLIO (CLASS B)
Unit Value:
  Beginning of Period.........................       0.834            0.595           0.943            1.000
  End of Period...............................       1.038            0.834           0.595            0.943
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

FIDELITY VIP
  CONTRAFUND-REGISTERED TRADEMARK-PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.075              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................       0.847              N/A             N/A              N/A

FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.093              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP EQUITY-INCOME PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.046              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM INCOME PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.026              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2005 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.046              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2010 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.057              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2015 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.057              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
FIDELITY VIP FREEDOM 2020 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.065              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2025 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.071              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2030 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.073              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2035 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.078              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2040 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.079              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2045 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.080              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP FREEDOM 2050 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.082              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.112              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
FIDELITY VIP INDEX 500 PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.062              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP MID CAP PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.142              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP OVERSEAS PORTFOLIO (SERVICE
  CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.124              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FIDELITY VIP STRATEGIC INCOME PORTFOLIO
  (SERVICE CLASS 2)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.040              N/A             N/A              N/A
Units Outstanding at End of Period (in
  thousands)..................................         N/A              N/A             N/A              N/A

FT VIP FRANKLIN INCOME SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.........................       0.919            0.690           0.998            1.000
  End of Period...............................       1.018            0.919           0.690            0.998
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
  FUND (CLASS 2)
Unit Value:
  Beginning of Period.........................       0.782            0.616           0.938            1.000
  End of Period...............................       0.986            0.782           0.616            0.938
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

FT VIP MUTUAL GLOBAL DISCOVERY SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.........................       0.869            0.717           1.019            1.000
  End of Period...............................       0.957            0.869           0.717            1.019
Number of Units Outstanding at End of
  Period......................................       1.279            0.341           0.349              N/A

FT VIP MUTUAL SHARES SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.........................       0.756            0.610           0.988            1.000
  End of Period...............................       0.827            0.756           0.610            0.988
Number of Units Outstanding at End of
  Period......................................       0.042              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
FT VIP TEMPLETON GLOBAL ASSET ALLOCATION FUND
  (CLASS 2)(3)
Unit Value:
  Beginning of Period.........................       0.921            0.769           1.045            1.000
  End of Period...............................         N/A            0.921           0.769            1.045
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

FT VIP TEMPLETON GROWTH SECURITIES FUND
  (CLASS 2)
Unit Value:
  Beginning of Period.........................       0.729            0.566           0.999            1.000
  End of Period...............................       0.770            0.729           0.566            0.999
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

INVESCO V.I. CORE EQUITY FUND (SERIES II
  SHARES)(4)
Unit Value:
  Beginning of Period.........................       0.871            0.692           1.010            1.000
  End of Period...............................       0.935            0.871           0.692            1.010
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

INVESCO V.I. GLOBAL HEALTH CARE FUND
  (SERIES II SHARES)(5)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.014              N/A             N/A              N/A
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

INVESCO V.I. LEISURE FUND (SERIES II
  SHARES)(6)
Unit Value:
  Beginning of Period.........................       0.676            0.519           0.929            1.000
  End of Period...............................       0.806            0.676           0.519            0.929
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

JANUS ASPEN ENTERPRISE PORTFOLIO (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       0.841            0.592           1.070            1.000
  End of Period...............................       1.038            0.841           0.592            1.070
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

JANUS ASPEN FORTY PORTFOLIO (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.924            0.644           1.176            1.000
  End of Period...............................       0.967            0.824           0.644            1.176
Number of Units Outstanding at End of
  Period......................................       1.666            0.302           0.308              N/A

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO
  (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.925            0.708           0.999            1.000
  End of Period...............................       1.049            0.925           0.708            0.999
Number of Units Outstanding at End of
  Period......................................       0.858              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
MFS-REGISTERED TRADEMARK- NEW DISCOVERY SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.207              N/A             N/A              N/A
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

MFS-REGISTERED TRADEMARK- UTILITIES SERIES
  (SERVICE CLASS)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.111              N/A             N/A              N/A
Number of Units Outstanding at End of
  Period......................................       0.788              N/A             N/A              N/A

OPPENHEIMER BALANCED FUND/VA (SERVICE SHARES)
Unit Value:
  Beginning of Period.........................       0.657            0.550           0.992            1.000
  End of Period...............................       0.728            0.657           0.550            0.992
Number of Units Outstanding at End of
  Period......................................       0.537            0.314           0.056              N/A

OPPENHEIMER GLOBAL SECURITIES FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       0.805            0.588           1.001            1.000
  End of Period...............................       0.915            0.805           0.588            1.001
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA
  (SERVICE SHARES)(7)
Unit Value:
  Beginning of Period.........................       1.024            0.879           1.046            1.000
  End of Period...............................       1.155            1.024           0.879            1.046
Number of Units Outstanding at End of
  Period......................................       1.439            0.200           0.039              N/A

OPPENHEIMER HIGH INCOME FUND/VA (SERVICE
  SHARES)
Unit Value:
  Beginning of Period.........................       1.000              N/A             N/A              N/A
  End of Period...............................       1.063              N/A             N/A              N/A
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

OPPENHEIMER MAIN STREET SMALL- & MID-CAP
  FUND-REGISTERED TRADEMARK-/VA (SERVICE
  SHARES)(8)
Unit Value:
  Beginning of Period.........................       0.782            0.581           0.952            1.000
  End of Period...............................       0.946            0.782           0.581            0.952
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

PIONEER CULLEN VALUE VCT PORTFOLIO (CLASS II)
Unit Value:
  Beginning of Period.........................       0.759            0.667           1.006            1.000
  End of Period...............................       0.815            0.759           0.667            1.006
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
PIONEER EMERGING MARKETS VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period.........................       0.810            0.473           1.151            1.000
  End of Period...............................       0.920            0.810           0.473            1.151
Number of Units Outstanding at End of
  Period......................................       0.501            0.318           0.071              N/A

PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
  (CLASS I)
Unit Value:
  Beginning of Period.........................       0.844            0.594           0.937            1.000
  End of Period...............................       0.998            0.844           0.594            0.937
Number of Units Outstanding at End of
  Period......................................       0.462            0.281           0.058              N/A

PIONEER MID CAP VALUE VCT PORTFOLIO
  (CLASS II)
Unit Value:
  Beginning of Period.........................       0.774            0.629           0.969            1.000
  End of Period...............................       0.897            0.774           0.629            0.969
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.........................       0.933            0.791           1.011            1.000
  End of Period...............................       0.995            0.933           0.791            1.011
Number of Units Outstanding at End of
  Period......................................     238,378              N/A             N/A              N/A

GOLDMAN SACHS EQUITY GROWTH STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.........................       0.718            0.565           1.001            1.000
  End of Period...............................       0.795            0.718           0.565            1.001
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS GROWTH AND INCOME STRATEGY
  PORTFOLIO (CLASS A)
Unit Value:
  Beginning of Period.........................       0.836            0.676           1.011            1.000
  End of Period...............................       0.905            0.836           0.676            1.011
Number of Units Outstanding at End of
  Period......................................      58.552              N/A             N/A              N/A

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
  (CLASS A)
Unit Value:
  Beginning of Period.........................       0.756            0.598           1.004            1.000
  End of Period...............................       0.828            0.756           0.598            1.004
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS INTERNATIONAL REAL ESTATE
  SECURITIES FUND (CLASS A)
Unit Value:
  Beginning of Period.........................       0.588            0.448           0.952            1.000
  End of Period...............................       0.651            0.588           0.448            0.952
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

                                                  YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST    DECEMBER 31ST
SUB-ACCOUNT                                          2010             2009             2008             2007
-----------                                     --------------   --------------   --------------   --------------
GOLDMAN SACHS REAL ESTATE SECURITIES FUND
  (CLASS A)
Unit Value:
  Beginning of Period.........................       0.655            0.533           0.918            1.000
  End of Period...............................       0.819            0.655           0.533            0.918
Number of Units Outstanding at End of
  Period......................................         N/A              N/A             N/A              N/A

GOLDMAN SACHS TECHNOLOGY TOLLKEEPER FUND
  (CLASS A)(9)
Unit Value:
  Beginning of Period.........................       1.017            0.611           1.140            1.000
  End of Period...............................       1.242            1.017           0.611            1.140
Number of Units Outstanding at End of
  Period......................................       0.166            0.169           0.173              N/A


------------------------


(1) Effective April 30, 2010, Goldman Sachs VIT Growth and Income Fund (Service Shares) was renamed to Goldman Sachs VIT Large Cap Value Fund (Service Shares).



(2) Effective April 30, 2010, Goldman Sachs VIT Capital Growth Fund (Service Shares) was renamed to Goldman Sachs VIT Strategic Growth Fund (Service Shares).



(3) Effective April 30, 2010, FT VIP Templeton Global Asset Allocation Fund (Class 2) was liquidated.



(4) Effective April 30, 2010, AIM V.I. Core Equity Fund (Series II Shares) was renamed to Invesco V.I. Core Equity Fund (Series II Shares).



(5) Effective April 30, 2010, AIM V.I. Global Health Care Fund (Series II Shares) was renamed to Invesco V.I. Global Health Care Fund (Series II Shares).



(6) Effective April 30, 2010, AIM V.I. Leisure Fund (Series II Shares) was renamed to Invesco V.I. Leisure Fund (Series II Shares).



(7) Effective April 30, 2010, Oppenheimer Strategic Bond Fund/VA (Service Shares) was renamed to Oppenheimer Global Strategic Income Fund/VA (Service Shares).



(8)   Effective April 30, 2011, Oppenheimer Main Street Small Cap
    Fund-Registered Trademark-/VA's name will change to Oppenheimer Main Street Small-& Mid-Cap Fund-Registered Trademark-/VA (Service Shares).



(9) Effective April 30, 2011, Goldman Sachs Tollkeeper Fund's name will change to Goldman Sachs Technology Tollkeeper Fund.

                                   APPENDIX D


             GUARANTEED LIFETIME WITHDRAWAL BENEFIT ("GLWB") RIDER

Effective June 1, 2009, we stopped offering the optional Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider with Contracts issued on or after that date. This does not affect GLWB Riders issued prior to June 1, 2009. The following information is provided for the benefit of Contract Owners who purchased the GLWB Rider prior to June 1, 2009.

DEFINITIONS

The following are definitions of important terms we use in connection with describing the Guaranteed Lifetime Withdrawal Benefit ("GLWB") Rider:

COVERED PERSON is:

    - The person (or persons in the case of GLWB Plus For Two) whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity
     Date). The Rider's benefits are based on the life of the Covered Person(s). If the Contract is owned by a non-natural person, we will treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.

MAXIMUM ANNUITY DATE means:

    - The latest Valuation Date on which annuity payments may commence.

GUARANTEED WITHDRAWAL BALANCE means:

    - The total amount we guarantee to be available to you (or your Beneficiary after your death) as Non-Excess Withdrawals or as monthly Settlement Payments if you meet the Rider's conditions.

    - On the Date of Issue, the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Balance is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.

GUARANTEED WITHDRAWAL AMOUNT means:

    - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year prior to the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs before the Lifetime Income Date), until the Guaranteed Withdrawal Balance is reduced to zero.

    - On the Date of Issue, the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. See "GUARANTEED AMOUNTS" below for information on how the Guaranteed Withdrawal Amount is affected by Non-Excess and Excess Withdrawals and additional Purchase Payments.

LIFETIME INCOME BASE means:

    - The amount that is used to determine the Lifetime Income Amount on and after the Lifetime Income Date and the charge for the GLWB Rider.

    - On the Date of Issue, the initial Lifetime Income Base is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Base is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.

LIFETIME INCOME AMOUNT means:

    - The ANNUAL amount we guarantee to make available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date or to pay in monthly installments as Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date), while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later.

    - On the Lifetime Income Date, the initial Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date (subject to a maximum of $250,000). We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. See "GUARANTEED AMOUNTS" below for information on how the Lifetime Income Amount is affected by Non-Excess and Excess Withdrawals, additional Purchase Payments, and any Bonuses or Step-Ups.

LIFETIME INCOME DATE means:

    - The Contract Anniversary on or after the Covered Person reaches age 65, or the Date of Issue if the Covered Person is age 65 or older at the time of purchase of the Contract. In the case of GLWB Plus For Two, we use the life of the older Covered Person to determine the Lifetime Income Date. If the older Covered Person dies before the Lifetime Income Date and the surviving Covered Person chooses to continue the Contract, we will use the life of the surviving Covered Person to redetermine the Lifetime Income Date.

GROSS WITHDRAWAL means:

    - The amount of a partial or full withdrawal from the Contract. This amount will be subject to any withdrawal charges, premium taxes, federal and state income taxes and penalty taxes, and, in the case of a full surrender, the contract fee and a pro rata portion of the GLWB Rider charge, as applicable.

NON-EXCESS WITHDRAWAL means a Gross Withdrawal that:

    - does NOT cause total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount; or

    - does NOT cause total Gross Withdrawals during a Contract Year beginning on or after the Lifetime Income Date to exceed the Lifetime Income Amount; or

    - is taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below) if no Gross Withdrawals are taken that are not part of the program. Any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.

EXCESS WITHDRAWAL means a Gross Withdrawal that:

    - causes total Gross Withdrawals during a Contract Year beginning PRIOR TO the Lifetime Income Date to exceed the Guaranteed Withdrawal Amount (or if such total withdrawals have already exceeded the Guaranteed Withdrawal Amount); or

    - causes total Gross Withdrawals during a Contract Year beginning ON OR AFTER the Lifetime Income Date to exceed the Lifetime Income Amount (or if such total withdrawals have already exceeded the Lifetime Income Amount).

    - Note: If Gross Withdrawals are currently being taken under a "life expectancy" program established by us (see "LIFE EXPECTANCY DISTRIBUTIONS" below), any Gross Withdrawals that are taken that are not part of the program and any future "life expectancy" program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals.

SETTLEMENT PAYMENTS mean:

    - Payments we make to you on and after the Benefit Phase Start Date or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date). These payments may be subject to premium taxes as well as federal and state income taxes and penalty taxes.

BENEFIT PHASE occurs:

    - when the Contract Value is reduced to zero due to:

       - a Non-Excess Withdrawal; OR

       - poor market performance; OR

       - the assessment of Contract fees and charges, including the GLWB Rider charge

    - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.

STEP-UP means:

    - An increase in the Lifetime Income Base on certain anniversary dates due to positive market performance as reflected in your Contract Value.

BONUS means:

    - An increase in the Lifetime Income Base if you do not take withdrawals during a specified period of time.

                                     * * *

THE GLWB RIDER

If you are concerned that poor investment performance in the Subaccounts may adversely impact the amount of money you can withdraw from your Contract, for an additional charge the optional Guaranteed Lifetime Withdrawal Benefit Rider ("GLWB Rider") provides certain guarantees. In general, and subject to certain conditions, the GLWB Rider guarantees the following:

    1. Prior to the Lifetime Income Date: We will make the GUARANTEED WITHDRAWAL AMOUNT available for Non-Excess Withdrawals each Contract Year or we will pay it in monthly installments as Settlement Payments if your Contract enters the Benefit Phase before the Lifetime Income Date, until the Guaranteed Withdrawal Balance is reduced to zero. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Guaranteed Withdrawal Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment. Your initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including any PPB). Your initial Guaranteed Withdrawal Amount is equal to 5% of your initial Guaranteed Withdrawal Balance.

    2.  If your Contract Value is greater than zero on the Lifetime Income Date:
       We will make the LIFETIME INCOME AMOUNT available for Non-Excess Withdrawals each Contract Year on and after the Lifetime Income Date (if you have not annuitized your Contract) or we will pay it in monthly installments as Settlement Payments on and after the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity
       Date) or if your

       Contract enters the Benefit Phase prior to the Maximum Annuity Date. This guarantee applies on and after the Lifetime Income Date, while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. If you limit your withdrawals to Non-Excess Withdrawals, we will only decrease the Guaranteed Withdrawal Balance by the amount of each withdrawal and we will not decrease the Lifetime Income Amount. If you begin receiving monthly Settlement Payments, we will reduce the Guaranteed Withdrawal Balance by the amount of each payment.

    3. After the Covered Person's death (or the death of the last surviving Covered Person in the case of the GLWB Plus for Two), your Beneficiary will receive the remaining Guaranteed Withdrawal Balance as a lump sum death benefit (if greater than the standard death benefit or any optional death benefit you elected) in certain cases or in monthly installments as Settlement Payments (until the Guaranteed Withdrawal Balance is reduced to zero) in others. This guarantee applies even if the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) on or after the Maximum Annuity Date, if you elect the GLWB Rider annuitization option on the Maximum Annuity Date.

The Guaranteed Withdrawal Amount is only available prior to the Lifetime Income Date. The Lifetime Income Amount is only available on and after the Lifetime Income Date (if your Contract Value is greater than zero on the Lifetime Income
Date). If you take ANY withdrawals prior to the Lifetime Income Date, the Lifetime Income Amount may be lower than the Guaranteed Withdrawal Amount that was previously available. If we increase the Lifetime Income Base for a Bonus or a Step-Up, we will increase the Lifetime Income Amount and it may be higher than the Guaranteed Withdrawal Amount that was previously available.

As described in more detail below, we will increase the Guaranteed Withdrawal Balance, Lifetime Income Base, and Lifetime Income Amount (on or after the Lifetime Income Date) when you make additional Purchase Payments, subject to limits. As described in more detail below, we may increase the Guaranteed Withdrawal Amount (prior to the Lifetime Income Date) when you make additional Purchase Payments.

We make the above guarantees subject to the rules below:

    - You limit your withdrawals each Contract Year to Non-Excess Withdrawals.

    - You do not annuitize under one of the Annuity Options in the Contract.

    - You do not terminate or surrender the Contract.

    - There is no divorce prior to the Benefit Phase Start Date.

    - In the case of the GLWB Plus For One, a Non-Qualified Contract with joint Owners must be continued if the Owner who is not the Covered Person dies.

    - In the case of the GLWB Plus For Two, if a Covered Person who is an Owner dies, the other Covered Person (if living) must continue the Contract.

THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT DOES NOT GUARANTEE CONTRACT VALUE OR THE PERFORMANCE OF ANY INVESTMENT OPTION.

IMPORTANT: We offered two coverage options: where the GLWB Rider covers one Covered Person ("GLWB Plus For One") and where the GLWB Rider covers two Covered Persons ("GLWB Plus For Two"). If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole Beneficiary, you chose whether there are one or two Covered Persons. Please pay careful attention to this designation, as it impacts the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse.

IMPORTANT CONSIDERATIONS

AN ADDITIONAL MONTHLY CHARGE IS IMPOSED FOR THIS BENEFIT AND THE COVERED PERSON(S) MUST REACH THE LIFETIME INCOME DATE AND REMAIN LIVING TO RECEIVE CERTAIN BENEFITS. SINCE THE WITHDRAWAL BENEFIT OF THE GLWB RIDER IS ACCESSED THROUGH REGULAR NON-EXCESS WITHDRAWALS, THE GLWB RIDER MAY NOT BE APPROPRIATE FOR OWNERS WHO DO NOT FORESEE A NEED FOR LIQUIDITY AND WHOSE PRIMARY OBJECTIVE IS TO TAKE MAXIMUM ADVANTAGE OF THE TAX DEFERRAL ASPECT OF THE CONTRACT. CERTAIN QUALIFIED CONTRACTS MAY HAVE WITHDRAWAL RESTRICTIONS WHICH MAY LIMIT THE BENEFIT OF THE GLWB RIDER. YOU SHOULD CONSULT WITH YOUR TAX AND FINANCIAL PROFESSIONALS ON THIS MATTER, AS WELL AS OTHER TAX MATTERS ASSOCIATED WITH THE GLWB RIDER.

ALSO, THE GLWB RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT AND CONTAINS AGE CAPS, PURCHASE PAYMENT LIMITATIONS, AND RESTRICTIONS ON AN OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES.

Please carefully consider the following:

    - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2.

    - You may only allocate Purchase Payments and transfer Contract Value among certain Investment Options (see "INVESTMENT OPTION RESTRICTIONS" below).

    - We impose additional limitations on Purchase Payments (see "MAKING ADDITIONAL PURCHASE PAYMENTS" below).

    - You may not cancel the Rider once it is issued.

    - You begin paying the GLWB Rider charge as of the first Monthiversary following the Date of Issue, even if you do not begin taking withdrawals for many years. If you choose not to take withdrawals, we will not refund the GLWB Rider charge.

    - Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant.

    - You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected GLWB Plus For Two, or you elected GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.

    - There are restrictions regarding who may be named as an Owner, joint Owner, Annuitant, joint Annuitant, and Beneficiary (see "NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES" below).

    - Any Settlement Payments that we make are subject to our financial strength and claims-paying ability.

    - Excess Withdrawals may significantly reduce or eliminate the value of the guarantees provided by the Rider.

PURCHASING THE GLWB RIDER

Prior to its discontinuance, the GLWB Rider was only available to Qualified Contracts. The GLWB Rider was available only by electing it on the initial Contract application, and could not be elected after the Date of Issue.

In the case of GLWB Plus For One, the Rider could be elected only if the Covered Person had not attained age 76. In the case of joint Owners, the age of the older Owner determined eligibility. Where the Owner is a non-natural person, we determined eligibility by the age of the older Annuitant on the Date of Issue.

In the case of GLWB Plus For Two, the Rider could be elected only if the older Covered Person had not attained age 76. Also, both Covered Persons must have had birthdates less than 6 years apart from each other. For example, assume you purchased a Contract on November 1, 2007 and you wished to select GLWB Plus For
Two:

    - EXAMPLE 1: You are born July 1, 1942 and your spouse is born June 1, 1948. Since your birthdates are 5 years and 11 months apart, you may elect GLWB Plus For Two.

    - EXAMPLE 2: You are born July 1, 1942 and your spouse is born August 1, 1948. Since your birthdates are 6 years and 1 month apart, you may NOT elect GLWB Plus For Two.

We required due proof of age before issuing the Rider. We reserved the right to accept or refuse to issue the GLWB Rider at our sole discretion. We reserved the right to discontinue offering the Rider at any time. The Rider was not available in all states.

COVERED PERSONS

If both Owners of a Non-Qualified Contract are spouses, or if there is one Owner and a spouse who is the sole Beneficiary, you chose whether there will be one or two Covered Persons. This designation impacts the GLWB Rider charge and whether the guarantees provided by the GLWB Rider will continue for the life of the surviving spouse. You chose either the GLWB Plus For One or the GLWB Plus For Two when you elected the GLWB Rider.

In the case of GLWB Plus For One, the Covered Person is the person whose life we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elected the GLWB Rider annuitization option on the Maximum Annuity Date). If there is more than one Owner, the Covered Person is the older Owner on the Date of Issue. If the Contract is owned by a non-natural person, we treat the older Annuitant on the Date of Issue as the older Owner for purposes of determining the Covered Person.

In the case of GLWB Plus For Two, you and your spouse are the Covered Persons whose lives we use to determine the Lifetime Income Date and the duration of the monthly Settlement Payments on and after the Benefit Phase Start Date (if such date occurs on or after the Lifetime Income Date) or the Maximum Annuity Date (if you elect the GLWB Rider annuitization option on the Maximum Annuity Date).

We determine the Covered Person(s) at the time you elected the Rider. A Covered Person cannot be added or changed after the Date of Issue.

NAMING OF OWNERS, ANNUITANTS, AND BENEFICIARIES

Unless the sole Owner is a non-natural person, the Owner and Annuitant must be the same individual (additional Annuitants are not permitted), and if your Contract has joint Owners, each Owner must be an Annuitant. If the Owner is a non-natural person, we will treat each Annuitant as an Owner under the GLWB Rider, and all Owner provisions and restrictions apply to such Annuitants.

You cannot change or add any Owner, joint Owner, Annuitant, or joint Annuitant, unless such change is permitted by us in connection with death or divorce. If you elected GLWB Plus For Two, or you elected GLWB Plus For One and your Contract has joint Owners, you also cannot change or add any Beneficiary, unless such change is permitted by us in connection with death or divorce.

IF YOU DID NOT HAVE A SPOUSE ON THE DATE OF ISSUE:

    - You could have elected only GLWB Plus For One. You must be named as the sole Owner, and any Beneficiary may be named. You are the Covered Person.

IF YOU DID HAVE A SPOUSE ON THE DATE OF ISSUE:

For Qualified Contracts:

       - Under the Internal Revenue Code of 1986, as amended (the "Code"), only one spouse may be named as the sole Owner.

       - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.

       - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons is the sole Owner and the sole Beneficiary.

For Non-Qualified Contracts, you chose one of the following options:

    1)  one spouse was named as the sole Owner

       - If you elected GLWB Plus For One, any Beneficiary may be named (spouse or non-spouse). The Covered Person is the sole Owner.

       - If you elected GLWB Plus For Two, the other spouse must be named as the sole Beneficiary. The Covered Persons is the sole Owner and the sole Beneficiary.

                                      OR:

    2)  both spouses were named as joint Owners and Beneficiaries

       - If you elected GLWB Plus For One, the Covered Person is the older Owner

       - If you elected GLWB Plus For Two, the Covered Persons is both Owners.

A spouse must qualify as a "spouse" under the Code.

INVESTMENT OPTION RESTRICTIONS

If you elected the GLWB Rider, you may only allocate your Purchase Payments and transfer your Contract Value among the following Investment Options:

    - Goldman Sachs Balanced Strategy Portfolio (Class A)

    - Goldman Sachs Growth and Income Strategy Portfolio (Class A)

    - Goldman Sachs Growth Strategy Portfolio (Class A)

    - Goldman Sachs VIT Money Market Fund (Service Shares)

YOU MAY NOT ALLOCATE ANY PORTION OF YOUR PURCHASE PAYMENTS OR CONTRACT VALUE TO ANY INVESTMENT OPTION NOT LISTED ABOVE. YOU MAY NOT ALLOCATE PURCHASE PAYMENTS OR TRANSFER CONTRACT VALUE TO THE FIXED ACCOUNT.

You should consult with your financial adviser to assist you in determining which Investment Options available with the GLWB Rider are best suited for your financial needs and risk tolerance. We reserve the right to impose additional restrictions on Investment Options at any time.

GLWB RIDER CHARGE

We assess an additional monthly charge for the GLWB Rider that compensates us for the costs and risks we assume in providing the benefits under the Rider.


    - In the case of GLWB Plus For One, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to one-twelfth of the annual charge of 0.50%, of the Lifetime Income Base on that Monthiversary.



    - In the case of GLWB Plus For Two, on the Date of Issue, the monthly GLWB Rider charge, which we will deduct from your Contract Value on each Monthiversary, is equal to one-twelfth of the annual charge of 0.75%, of the Lifetime Income Base on that Monthiversary.


WE RESERVE THE RIGHT TO INCREASE THE GLWB RIDER CHARGE ON THE EFFECTIVE DATE OF EACH STEP-UP. WE GUARANTEE, HOWEVER, THAT THE MONTHLY GLWB RIDER CHARGE WILL NEVER EXCEED 1.00% FOR GLWB PLUS FOR ONE OR 1.50% FOR GLWB PLUS FOR TWO, OF THE LIFETIME INCOME BASE ON EACH MONTHIVERSARY. If we decide to increase the GLWB Rider charge at the time of a Step-Up, then you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.

We will deduct a pro rata share of the monthly GLWB Rider charge from the amount otherwise due:

    1) If you take an Excess Withdrawal on any date other than a Monthiversary and such withdrawal reduces the Contract Value to zero.

    2)  On the Annuity Date.

    3)  Upon surrender of the Contract.

All charges for the GLWB Rider will cease upon termination (see "TERMINATING THE GLWB RIDER" below).

When we deduct the charge for the GLWB Rider, we will reduce Purchase Payments (and PPBs and earnings attributable to those Purchase Payments and PPBs) in the chronological order in which we received such Purchase Payments.

GUARANTEED AMOUNTS

THE GUARANTEED WITHDRAWAL BALANCE. On the Date of Issue, the initial Guaranteed Withdrawal Balance is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). Your Guaranteed Withdrawal Balance can never be more than $5 million. Your Guaranteed Withdrawal Balance will never be less than zero.

THE LIFETIME INCOME BASE. On the Date of Issue, the initial Lifetime Income Base is equal to your initial Purchase Payment (less any premium taxes and not including the corresponding PPB). The amount of the GLWB Rider charge and the Lifetime Income Amount will increase if the Lifetime Income Base increases. Your Lifetime Income Base can never be more than $5 million. Your Lifetime Income Base will never be less than zero.

NOTE: The Guaranteed Withdrawal Balance and Lifetime Income Base are not cash values or surrender values, are not available to Owners, are not minimum returns for any Subaccount, and are not guarantees of any Contract Value.

THE GUARANTEED WITHDRAWAL AMOUNT. On the Date of Issue, the initial Guaranteed Withdrawal Amount is equal to 5% of the initial Guaranteed Withdrawal Balance. Your Guaranteed Withdrawal Amount can never be more than $250,000.

THE LIFETIME INCOME AMOUNT. On the Lifetime Income Date, the initial Lifetime Income Amount is equal to 5% of your Lifetime Income Base on that date. We do not calculate the Lifetime Income Amount prior to the Lifetime Income Date. Your Lifetime Income Amount can never be more than $250,000.

NOTE: If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the previously available Guaranteed Withdrawal Amount.

Non-Excess Withdrawals, Excess Withdrawals, additional Purchase Payments, Bonuses, and Step-Ups may have an effect on the value of the Guaranteed Withdrawal Balance, the Lifetime Income Base, the Guaranteed Withdrawal Amount, and the Lifetime Income Amount, as follows:

IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal              - we will decrease your Guaranteed Withdrawal Balance;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Base; and
                                                - we will not change your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will not change your Lifetime Income Base; and
                                                - we will not change your Lifetime Income Amount.
                                            (See "TAKING WITHDRAWALS" below)

You take an Excess Withdrawal                 - we will decrease your Guaranteed Withdrawal Balance;
                                              - we will decrease your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will decrease your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will decrease your Lifetime Income Amount.
                                            (See "TAKING WITHDRAWALS" below.)

You make an additional Purchase Payment       - we will increase your Guaranteed Withdrawal Balance;
                                              - we will increase your Lifetime Income Base;
                                              - prior to the Lifetime Income Date:
                                                - we will recalculate your Guaranteed Withdrawal
                                                Amount;
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount.
                                            (See "MAKING ADDITIONAL PURCHASE PAYMENTS" below)

We apply a Bonus and/or Step-Up               - we will not change your Guaranteed Withdrawal
                                              Balance;
                                              - we will not change your Guaranteed Withdrawal
                                              Amount;
                                              - we will increase your Lifetime Income Base; and
                                              - on or after the Lifetime Income Date:
                                                - we will increase your Lifetime Income Amount;
                                            (See "BONUS" and "STEP-UP" below)

TAKING WITHDRAWALS

IMPORTANT CONSIDERATIONS

You may be assessed charges and penalties if you take withdrawals:

    - Although we currently do not assess a withdrawal charge on Non-Excess Withdrawals, we reserve the right to do so. We will assess a withdrawal charge on Excess Withdrawals if such withdrawals would otherwise be subject to a withdrawal charge. If we assess a withdrawal charge on a Non-Excess Withdrawal or an Excess Withdrawal, we will calculate and impose the charge in the same manner that we would for any partial withdrawal. All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, will reduce the remaining Free Withdrawal Amount in any Contract Year. (See "WITHDRAWAL CHARGE" in the Prospectus)

    - All withdrawals, including Non-Excess Withdrawals and Excess Withdrawals, reduce your Contract Value and death benefit. Federal and state income taxes may apply, as well as a 10% federal penalty tax if a withdrawal occurs before the Owner(s) reach(es) age 59 1/2. (See "FEDERAL TAX MATTERS" in the Prospectus)

You should carefully consider when to begin taking Non-Excess Withdrawals.

    - You may reduce the value of the guarantees provided by the GLWB Rider, depending on when you begin taking Non-Excess Withdrawals. For example, because Non-Excess Withdrawals taken prior to the Lifetime Income Date reduce your Lifetime Income Base, such withdrawals will result in a lower initial Lifetime Income Amount (when calculated on the Lifetime Income
     Date).

    - If you delay taking Non-Excess Withdrawals, you may be paying for a benefit you are not using.

Please consult your financial adviser as to the appropriate time for you to begin taking Non-Excess Withdrawals.

NON-EXCESS WITHDRAWALS

IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal prior to
  the Lifetime Income Date:                 1. We will decrease the Guaranteed Withdrawal Balance by
                                               the amount of the withdrawal.
                                            2. We will decrease the Lifetime Income Base to equal
                                            the greater of:
                                              - the Lifetime Income Base immediately prior to the
                                              withdrawal minus the amount of the withdrawal; OR
                                              - the Lifetime Income Base immediately prior to the
                                              withdrawal multiplied by the Proportional Reduction
                                              Factor.
                                            3. Your Guaranteed Withdrawal Amount will not change.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.

IF:                                         THEN:
---                                         -----
You take a Non-Excess Withdrawal on or
  after the Lifetime Income Date:           1. We will decrease the Guaranteed Withdrawal Balance by
                                               the amount of the withdrawal.
                                            2. Your Lifetime Income Base will not change.
                                            3. Your Lifetime Income Amount will not change.

THE LIFETIME INCOME AMOUNT MAY BE LESS THAN THE GUARANTEED WITHDRAWAL AMOUNT PREVIOUSLY AVAILABLE IF YOU TAKE ANY WITHDRAWALS BEFORE YOUR LIFETIME INCOME DATE.

NOTE: If you choose to receive only a part of, or none of, your Guaranteed Withdrawal Amount or Lifetime Income Amount, as applicable, in any given Contract Year, you should understand that annual Non-Excess Withdrawals are not cumulative. You cannot carry over any unused Non-Excess Withdrawals to any future Contract Years.

EXCESS WITHDRAWALS

IF:                                         THEN:
---                                         -----
You take an Excess Withdrawal prior to the
  Lifetime Income Date:                     1. We will decrease the Guaranteed Withdrawal Balance
                                            equal to the LESSER of:
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal minus the amount of the withdrawal;
                                              OR
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal multiplied by the Proportional
                                              Reduction Factor.
                                            2. We will decrease the Guaranteed Withdrawal Amount to
                                               equal the Guaranteed Withdrawal Amount immediately
                                               prior to the withdrawal multiplied by the
                                               Proportional Reduction Factor.
                                            3. We will decrease the Lifetime Income Base to equal
                                            the Lifetime Income Base immediately prior to the
                                               withdrawal multiplied by the Proportional Reduction
                                               Factor.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.

IF:                                         THEN:
---                                         -----
You take an Excess Withdrawal on or after
  the Lifetime Income Date:                 1. We will decrease the Guaranteed Withdrawal Balance to
                                               equal the LESSER of:
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal minus the amount of the withdrawal;
                                              OR
                                              - the Guaranteed Withdrawal Balance immediately prior
                                              to the withdrawal multiplied by the Proportional
                                              Reduction Factor.
                                            2. We will decrease the Lifetime Income Base to equal
                                            the Lifetime Income Base immediately prior to the
                                               withdrawal multiplied by the Proportional Reduction
                                               Factor.
                                            3. We will decrease the Lifetime Income Amount to equal
                                            5% of the new Lifetime Income Base.

                                            THE PROPORTIONAL REDUCTION FACTOR IS EQUAL TO YOUR
                                            CONTRACT VALUE AFTER THE WITHDRAWAL DIVIDED BY YOUR
                                            CONTRACT VALUE IMMEDIATELY PRIOR THE WITHDRAWAL.

THE GLWB RIDER IS DESIGNED FOR YOU TO TAKE NON-EXCESS WITHDRAWALS EACH CONTRACT YEAR. THE GLWB RIDER IS NOT DESIGNED FOR TAKING EXCESS WITHDRAWALS. TAKING EXCESS WITHDRAWALS COULD HAVE NEGATIVE CONSEQUENCES:

    - EXCESS WITHDRAWALS COULD REDUCE YOUR GUARANTEED WITHDRAWAL BALANCE AND LIFETIME INCOME BASE BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE WITHDRAWAL. THIS MEANS THAT THE AMOUNT OF TOTAL GROSS WITHDRAWALS YOU MAKE AND/OR MONTHLY SETTLEMENT PAYMENTS YOU RECEIVE UNDER THE RIDER COULD BE LESS THAN THE TOTAL OF YOUR PURCHASE PAYMENTS (LESS ANY PREMIUM TAXES AND NOT INCLUDING CORRESPONDING PPBS).

    - EXCESS WITHDRAWALS MAY REDUCE OR EVEN ELIMINATE YOUR FUTURE GUARANTEED WITHDRAWAL AMOUNT AND FUTURE LIFETIME INCOME AMOUNT.

    - WE WILL SURRENDER YOUR CONTRACT, AND YOU WILL LOSE THE GUARANTEES PROVIDED BY THE GLWB RIDER, IF YOUR CONTRACT VALUE IS REDUCED TO ZERO DUE TO EXCESS WITHDRAWALS. YOU WILL NOT RECEIVE ANY FURTHER BENEFITS UNDER THE GLWB RIDER.

MAKING ADDITIONAL PURCHASE PAYMENTS

You may make additional Purchase Payments at any time prior to the earlier of the Benefit Phase Start Date or the Covered Person's 76th birthday (or the older Covered Person's 76th birthday in the case of GLWB Plus For Two), subject to the limitations discussed below.

PURCHASE PAYMENTS PRIOR TO THE LIFETIME INCOME DATE. If we receive a Purchase Payment prior to the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes and not including the corresponding PPB) (subject to a maximum limit of $5 million).

We also will recalculate the Guaranteed Withdrawal Amount to equal the greater of:

    - the Guaranteed Withdrawal Amount immediately before the Purchase Payment;
     or

    - 5% of the Guaranteed Withdrawal Balance immediately after the Purchase Payment.

PURCHASE PAYMENTS ON OR AFTER THE LIFETIME INCOME DATE. If we receive a Purchase Payment on or after the Lifetime Income Date, we will increase the Guaranteed Withdrawal Balance and the Lifetime Income Base by the amount of the Purchase Payment (less any premium taxes and not including the corresponding
PPB) (subject to a maximum limit of $5 million).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to our receipt of a Purchase Payment. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Purchase Payment.

PURCHASE PAYMENT LIMITATIONS.  Please note the following limits on Purchase
Payments:

    - We reserve the right to refuse to accept additional Purchase Payments at any time to the extent permitted in the state we issue your Contract.

    - You must obtain our prior approval if your Contract Value immediately following an additional Purchase Payment would exceed $1,000,000. We will aggregate multiple Contracts you own for purposes of the $1,000,000 limitation.

    - We will not accept an additional Purchase Payment on or after the first Contract Anniversary without our prior approval if the total of your Purchase Payments on and after the first Contract Anniversary would exceed $100,000. If you own a Qualified Contract, we will waive our requirement for prior approval of any Purchase Payments made in connection with a systematic investment program approved by us. We will aggregate multiple Contracts you own for purposes of the $100,000 limitation.

All other limitations on Purchase Payments, as set forth in "Purchase Payments," also apply. We reserve the right to impose additional limitations on Purchase Payments at any time. We do not include PPBs credited to your Contract Value when calculating any of these limits.

BONUS

A Bonus is available for a limited time (the "Bonus Period"). The Bonus is an incentive for you to defer taking withdrawals until after the Bonus Period. The Bonus Period begins on the first Contract Anniversary and ends on the earlier of:

    - the 10th Contract Anniversary; or

    - the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 80.

If you have never taken a withdrawal, we will increase the Lifetime Income Base by a Bonus on each Contract Anniversary during the Bonus Period (subject to the maximum Lifetime Income Base limit of $5 million). Each time you qualify for a Bonus, we will increase the Lifetime Income Base by an amount equal to 5% multiplied by total Purchase Payments (less any premium taxes and not including corresponding PPBs).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Bonus. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base after the Bonus.

We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.

Once you take a withdrawal, we will not apply any future Bonuses to the Lifetime Income Base.

NOTE: A Bonus increases the Lifetime Income Base, but it is not available in cash and has no effect on your Contract Value.

STEP-UP

If your Contract Value on any "Step-Up Date" during the "Step-Up Period" is greater than the Lifetime Income Base on that date, we will automatically increase your Lifetime Income Base to equal the Contract Value (subject to the maximum Lifetime Income Base limit of $5 million).

On and after the Lifetime Income Date, we will increase the Lifetime Income Amount every time we increase the Lifetime Income Base due to a Step-Up. The new Lifetime Income Amount will equal 5% of the new Lifetime Income Base following the Step-Up.

We will apply any Bonus before we determine if a Step-Up applies on any Contract Anniversary.

STEP-UP PERIOD. The Step-Up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract Year in which the Covered Person (or the older original Covered Person in the case of GLWB Plus For Two) reaches age 90. NO STEP-UPS WILL OCCUR AFTER THE END OF THE STEP-UP PERIOD.

STEP-UP DATES. During the Step-Up Period, we schedule the Step-Up Dates for the 3rd, 6th, and 9th Contract Anniversary after the Date of Issue and every Contract Anniversary thereafter (E.G., the 10th, 11th, 12th, etc.) while the GLWB Rider is in effect, and on the Lifetime Income Date.

INCREASE IN GLWB RIDER CHARGE: If we Step-Up the Lifetime Income Base, we reserve the right to increase the monthly GLWB Rider charge up to a maximum of 1.00% for GLWB Plus For One or 1.50% for GLWB Plus For Two, on an annual basis, of the Lifetime Income Base on each Monthiversary (see "GLWB RIDER CHARGE" above). If we decide to increase the GLWB Rider charge at the time of a Step-Up, you will receive advance notice and be given the opportunity of no less than 30 days to decline the automatic Step-Up by notifying us at our Service Center in writing.

If you decline an automatic Step-Up, you will have the option to elect to Step-Up the Lifetime Income Base within 30 days of subsequent Step-Up Dates by submitting a written request to our Service

Center. If you decide to Step-Up the Lifetime Income Base, we will thereafter resume automatic Step-Ups.

BENEFIT PHASE

The Contract enters the Benefit Phase IF:

    - the Contract Value is reduced to zero due to:

       - a Non-Excess Withdrawal; OR

       - poor market performance; OR

       - the assessment of Contract fees and charges, including the GLWB Rider charge

    - AND either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after any of the above occurs is greater than zero.

The date the Contract enters the Benefit Phase is called the Benefit Phase Start Date.

Note that the Contract will only be eligible to enter the Benefit Phase if:

    - In the case of GLWB Plus For One:

       1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Benefit Phase Start Date; OR

       2. both Owners live until the Benefit Phase Start Date (in the case of a Non-Qualified Contract with joint Owners); or

       3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Benefit Phase Start Date.

    - In the case of GLWB Plus For Two:

       1.  both Covered Persons live until the Benefit Phase Start Date; OR

       2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Benefit Phase Start Date; OR

       3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Benefit Phase Start Date.

On the Benefit Phase Start Date we will terminate the GLWB Rider and all other rights and benefits under the Contract, including death benefits and any additional riders. We will not accept additional Purchase Payments and we will not deduct the GLWB Rider charge after the Benefit Phase Start Date.

During the Benefit Phase, we will pay you monthly Settlement Payments. Total monthly Settlement Payments received in the Benefit Phase (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Benefit Phase Start Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For Two).

NOTE: If the Benefit Phase Start Date occurs before the Lifetime Income Date, monthly Settlement Payments will continue until the Guaranteed Withdrawal Balance is reduced to zero. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is reduced to zero after the first monthly Settlement Payment. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, monthly Settlement Payments will continue while a Covered Person is living or until the Guaranteed Withdrawal Balance is reduced to zero, if later. You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Benefit Phase Start Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.

Changes to Owners and Beneficiaries on and after the Benefit Period Start Date are subject to the same restrictions that would apply if the Contract entered the Annuity Period. (See "OWNERS, ANNUITANTS, AND BENEFICIARIES" in the Prospectus)

IF THE BENEFIT PHASE START DATE OCCURS BEFORE THE LIFETIME INCOME DATE:

If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000:

    - The first and only Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Guaranteed Withdrawal Balance.

If the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is greater than $2,000:

    - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the lesser of:

       - the Guaranteed Withdrawal Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Guaranteed Withdrawal Amount divided by twelve; or

       - the Guaranteed Withdrawal Balance.

    - We will decrease the Guaranteed Withdrawal Balance by the amount of the first monthly Settlement Payment. If the Guaranteed Withdrawal Balance following the first monthly Settlement Payment is greater than zero, we will pay you recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) equal to the Guaranteed Withdrawal Amount divided by twelve, and we will reduce the Guaranteed Withdrawal Balance by the amount of each payment until the Guaranteed Withdrawal Balance is equal to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the remaining Guaranteed Withdrawal Amount divided by twelve.

    EXAMPLE:

    If:  The Guaranteed Withdrawal Balance on the Benefit Phase Start Date =
       $20,100
       The Guaranteed Withdrawal Amount = $6,000
       Total Gross Withdrawals taken during the current Contract Year = $3,000, then

           The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12))). The Guaranteed
           Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12), and we will reduce the Guaranteed Withdrawal Balance by $500 for each monthly Settlement Payment, until the Guaranteed Withdrawal Balance is reduced to zero. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 X $3,500 - 33 X $500) after the
           34th payment. Therefore, the last monthly Settlement Payment (the 35th payment) will be equal to $100.

    - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.

IF THE BENEFIT PHASE START DATE OCCURS ON OR AFTER THE LIFETIME INCOME DATE:

    - The first monthly Settlement Payment that we will pay you on the Benefit Phase Start Date will be equal to the Lifetime Income Amount minus total Gross Withdrawals taken during the current Contract Year (but in no event less than zero) plus the Lifetime Income Amount divided by twelve.

    - You will then receive recurring monthly Settlement Payments (beginning one month after the Benefit Phase Start Date) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two) equal to the Lifetime Income Amount divided by twelve. We will reduce the Guaranteed Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

    EXAMPLE:

    If:  The Guaranteed Withdrawal Balance on the Benefit Phase Start Date =
       $20,100
       The Lifetime Income Amount = $6,000
       Total Gross Withdrawals taken during the current Contract Year = $3,000, then

           The first monthly Settlement Payment will be equal to $3,500 (= Minimum ($20,100, $6,000 - $3,000 + ($6,000 / 12)). The Guaranteed
           Withdrawal Balance after the first monthly Settlement Payment will be equal to $16,600 (= $20,100 - $3,500). Thereafter, we will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or for the rest of the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $20,100 - 1 X $3,500 - 33 X $500) after the 34th payment. If the
           Covered Person has died (or if the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For Two).

       NOTE: Under Qualified Contracts, we may make higher monthly Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution. In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

    - If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.

NOTE: If there is one living Covered Person on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If there are two living Covered Persons on the Benefit Phase Start Date and the Benefit Phase Start Date occurs on or after the Lifetime Income Date, the duration of monthly Settlement Payments on and after the Benefit Phase Start Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.

NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the Contract will not be eligible to enter the Benefit Phase after the date of divorce. See "DIVORCE" below

GLWB RIDER DEATH BENEFIT

GLWB RIDER DEATH BENEFIT BEFORE THE BENEFIT PHASE START DATE

If the GLWB Rider Death Benefit is payable in the situations outlined below, the GLWB Rider Death Benefit will be equal to the greater of (A) or (B), less any premium taxes, where:

    (A) = The Contract Value on the Valuation Date we receive due proof of death

    (B) = The Guaranteed Withdrawal Balance on the Valuation Date we receive due proof of death

We will calculate any GLWB Rider Death Benefit on the Valuation Date we receive due proof of death.

1) GLWB PLUS FOR ONE

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:

IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner:     - We will pay the GLWB Rider Death Benefit instead of
                                              the standard death benefit or any optional death
                                              benefit you elected if the GLWB Rider Death Benefit is
                                              greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is NOT the deceased        - We will NOT pay the GLWB Rider Death Benefit.
Owner:
  NOTE: THIS SITUATION CAN ONLY ARISE IF      - We will terminate the GLWB Rider on the Valuation
  JOINT OWNERS ARE NAMED ON THE DATE OF       Date we receive due proof of death.
  ISSUE.

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:

IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner,     - We will pay the GLWB Rider Death Benefit instead of
the Beneficiary is the deceased Owner's       the standard death benefit or any optional death
surviving spouse, and the Beneficiary         benefit you elected if the GLWB Rider Death Benefit is
chooses NOT to continue the Contract:         greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is the deceased Owner,     - We will apply the GLWB Rider Death Benefit instead
the Beneficiary is the deceased Owner's       of the standard death benefit or any optional death
surviving spouse, and the Beneficiary         benefit you elected if the GLWB Rider Death Benefit is
chooses to continue the Contract:             greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is the deceased Owner      - We will pay the GLWB Rider Death Benefit instead of
and the Beneficiary is NOT the deceased       the standard death benefit or any optional death
Owner's surviving spouse:                     benefit you elected if the GLWB Rider Death Benefit is
                                              greater.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

The Covered Person is NOT the deceased        - We will NOT apply the GLWB Rider Death Benefit.
Owner, the sole Beneficiary is the
deceased Owner's surviving spouse, and the    - We will NOT terminate the GLWB Rider--the Rider will
Beneficiary chooses to continue the           continue unchanged.
Contract:
  NOTE: THIS SITUATION CAN ONLY ARISE IF      - The surviving Owner may add or change any
  JOINT OWNERS ARE NAMED ON THE DATE OF       Beneficiary (spouse or non-spouse).
  ISSUE.

The Covered Person is NOT the deceased        - We will NOT pay the GLWB Rider Death Benefit.
Owner, the sole Beneficiary is the
deceased Owner's surviving spouse, and the    - We will terminate the GLWB Rider on the Valuation
Beneficiary chooses NOT to continue the       Date we receive due proof of death.
Contract:
  NOTE: THIS SITUATION CAN ONLY ARISE IF
  JOINT OWNERS ARE NAMED ON THE DATE OF
  ISSUE.

2) GLWB PLUS FOR TWO

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects to take the Contract death benefit as a lump sum under our current administrative procedures, the following will apply:

    - If the Covered Person is the deceased Owner and the Beneficiary is not the other Covered Person:

       1. We will pay the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit you elected if the GLWB Rider Death Benefit is greater.

       2. We will terminate the GLWB Rider on the Valuation Date we receive due proof of death.

    NOTE: THIS SITUATION CAN ARISE ONLY IF BOTH OF THE COVERED PERSONS HAVE
     DIED.

    - Otherwise, we will not pay the GLWB Rider Death Benefit and we will terminate the GLWB Rider on the Valuation Date we receive due proof of death.

If an Owner's death occurs before the Benefit Phase Start Date and the Beneficiary elects NOT to take the Contract death benefit as a lump sum, the following will apply:

IF:                                         THEN:
---                                         -----
The Covered Person is the deceased Owner      - We will pay the GLWB Rider Death Benefit instead of
and the Beneficiary is not the other          the standard death benefit or any optional death
Covered Person:                               benefit you elected if the GLWB Rider Death Benefit is
  NOTE: THIS SITUATION CAN ARISE ONLY IF      greater.
BOTH OF THE COVERED PERSONS HAVE DIED.
                                              - We will terminate the GLWB Rider on the Valuation
                                              Date we receive due proof of death.

A Covered Person is the deceased Owner,       - We will NOT apply the GLWB Rider Death Benefit.
the Beneficiary is the deceased Owner's
surviving spouse (and the other Covered       - We will NOT terminate the GLWB Rider--the Rider will
Person), and the Beneficiary chooses to       continue unchanged.
continue the Contract:
  NOTE: THIS SITUATION CAN ARISE IF ONLY      - If the Beneficiary (who is the surviving spouse) was
  ONE OF THE COVERED PERSONS HAS DIED.        not an Owner of the Contract, the Beneficiary will
                                              become the new Owner and new Annuitant. The new or
                                              surviving Owner may add or change any Beneficiary
                                              (spouse or non-spouse).

A Covered Person is the deceased Owner,       - We will NOT pay the GLWB Rider Death Benefit.
the Beneficiary is the deceased Owner's
surviving spouse (and the other Covered       - We will terminate the GLWB Rider on the Valuation
Person), and the Beneficiary chooses NOT      Date we receive due proof of death.
to continue the Contract:
  NOTE: THIS SITUATION CAN ARISE IF ONLY
  ONE OF THE COVERED PERSONS HAS DIED.

In the case of GLWB Plus For Two, the Rider will continue unchanged and we will not pay the GLWB Rider Death Benefit upon the death of a Covered Person who is not an Owner. In this case, the surviving Owner may add or change any Beneficiary (spouse or non-spouse).

We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner before the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs before the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. Please note that Contract continuation will not satisfy required minimum distribution rules for Qualified Contracts other than IRAs. Consult a tax adviser for more information.

GLWB RIDER DEATH BENEFIT ON OR AFTER THE BENEFIT PHASE START DATE

If a Covered Person (or the last surviving Covered Person, in the case of GLWB Plus For Two) dies on or after the Benefit Phase Start Date, we will continue to make the same recurring monthly Settlement Payments that were being made prior to the Covered Person's death to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. If the Benefit Phase Start Date occurs before the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Guaranteed Withdrawal Amount divided by twelve. If the Benefit Phase Start Date occurs on or after the Lifetime Income Date, then the last monthly Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

We will pay or apply any GLWB Rider Death Benefit due upon the death of an Owner on or after the Benefit Phase Start Date in the same manner that we pay or apply the Contract death benefit when an Owner's death occurs on or after the Annuity Date and, in all circumstances, in accordance with Sections 72(s) or 401(a)(9) of the Code, as applicable. In some cases, the amount of each monthly Settlement Payment we make to the Beneficiary may be greater than the minimum distribution that might otherwise be required.

NOTE: In the event of divorce, there are cases where we will terminate the GLWB Rider on the Valuation Date that we receive due proof of divorce or the Valuation Date that we receive due proof of death of the first Owner to die. In some cases, the GLWB Rider Death Benefit will not be payable on the death of an Owner, as outlined above, after the date of divorce. See "DIVORCE" below.

ANNUITIZATION

On the Annuity Date, you must elect one of the following Options:

    Option 1:  Elect to surrender the Contract, and we will terminate the GLWB
               Rider and pay you the Withdrawal Value (see "WITHDRAWALS AND
               SURRENDERS DURING THE ACCUMULATION PERIOD" in the Prospectus);

    Option 2:  Elect to receive annuity payments under your Contract, and we will terminate the GLWB Rider and apply your Withdrawal Value as of the Annuity Date to an Annuity Option (see "ANNUITY PERIOD" in the
               Prospectus);

               If the Maximum Annuity Date has been reached, elect to apply your Withdrawal Value to the GLWB Rider annuitization option. Under the GLWB Rider annuitization option, we will pay you monthly Settlement
    Option 3:  Payments equal to the Lifetime Income Amount divided by twelve for the rest of the Covered Person's life (or the last surviving
               Covered Person's life in the case of GLWB Plus For Two), beginning on the Maximum Annuity Date. We will reduce the Guaranteed
               Withdrawal Balance by the amount of each monthly Settlement Payment we make to you. If the Covered Person dies (or the last surviving
               Covered Person dies in the case of GLWB Plus For Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, monthly
               Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. The last monthly
               Settlement Payment may be less than the Lifetime Income Amount divided by twelve.

               NOTE: Total monthly Settlement Payments received on and after the Maximum Annuity Date (by you or your Beneficiary) will not be less than the Guaranteed Withdrawal Balance on the Maximum Annuity Date, unless your Beneficiary chooses to commute any remaining monthly Settlement Payments on the death of the Covered Person (or the death of the last surviving Covered Person in the case of GLWB Plus For Two).

               NOTE: You may receive as few as one monthly Settlement Payment if the Guaranteed Withdrawal Balance is equal to zero on the Maximum Annuity Date (or is reduced to zero after the first monthly Settlement Payment) and the Covered Person dies (or last surviving Covered Person dies in the case of GLWB Plus for Two) before the next monthly Settlement Payment.

               NOTE:  Under Qualified Contracts, we may make higher monthly
                      Settlement Payments before the Guaranteed Withdrawal Balance is reduced to zero, if we determine that we must do so based on our calculations of your minimum required distribution.
                      In this case, after the Guaranteed Withdrawal Balance is reduced to zero, we will make monthly Settlement Payments equal to the Lifetime Income Amount divided by twelve, provided that a Covered Person is still living at that time.

                      If you die, the Beneficiary may commute any remaining monthly Settlement Payments at an interest rate of 5%.

EXAMPLE:

If:  The Contract has reached the Maximum Annuity Date

    The Withdrawal Value on the Maximum Annuity Date = $2,000

    The Guaranteed Withdrawal Balance on the Maximum Annuity Date = $17,100

    The Lifetime Income Amount = $6,000

    You elect Option 3 above, then

    We will pay you monthly Settlement Payments of $500 (= $6,000 / 12) for the rest of the Covered Person's life (or the last surviving Covered Person's life in the case of GLWB Plus For Two). We will reduce the Guaranteed Withdrawal Balance by $500 for each of these payments as we make them. If the Covered Person dies (or the last surviving Covered Person dies in the case of GLWB Plus for Two) and the Guaranteed Withdrawal Balance has not been reduced to zero, the monthly Settlement Payments of $500 will continue to your Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero. In this example, the Guaranteed Withdrawal Balance will be reduced to $100 (= $17,100 - 34 X $500) after the 34th payment. If the Covered Person has died (or the last surviving Covered Person has died in the case of GLWB Plus For Two) before the 35th payment, the last monthly Settlement Payment (the 35th payment) will be equal to $100, otherwise we will continue to make monthly Settlement Payments of $500 until the Covered Person's death (or the last surviving Covered Person's death in the case of GLWB Plus For Two).

Please consult your financial adviser as to which option is most appropriate for you.

Note that you will only be eligible to elect Option 3 on the Maximum Annuity Date if:

    - In the case of GLWB Plus For One:

       1. the Covered Person was the sole Owner on the Date of Issue and the Covered Person lives until the Maximum Annuity Date; OR

       2. both Owners live until the Maximum Annuity Date (in the case of a Non-Qualified Contract with joint Owners); OR

       3. a Non-Qualified Contract with joint Owners is continued if the Owner who is not a Covered Person dies, and the Covered Person then lives until the Maximum Annuity Date.

    - In the case of GLWB Plus For Two:

       1.  both Covered Persons live until the Maximum Annuity Date; OR

       2. a Covered Person who is not an Owner dies and the surviving Covered Person lives until the Maximum Annuity Date; OR

       3. the Contract is continued after the death of an Owner and the surviving Covered Person then lives until the Maximum Annuity Date.

If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there is one living Covered Person at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on that Covered Person's life only, regardless of who is named as an Annuitant. If the Contract reaches the Maximum Annuity Date, and you elect Option 3 above, and there are two living Covered Persons at that time, the duration of monthly Settlement Payments on and after the Maximum Annuity Date will be based on both Covered Person's lives, regardless of who is named as an Annuitant.

We must receive written notification of your election of one of the above Options at least 15 days before the Annuity Date. If the Maximum Annuity Date has been reached and we have not received an election, you will be deemed to elect the Option (Option 2 or Option 3) that would result in the higher initial monthly payment on the Maximum Annuity Date. We will not deduct the GLWB Rider charge after the Annuity Date.

LOANS

The Loan privilege described in the Contract is not available if you elected the GLWB Rider.

DIVORCE

In the event of divorce, the former spouses must provide due proof of divorce to us at our Service Center. WE MAKE A LIMITED NUMBER OF EXCEPTIONS (IDENTIFIED BELOW) WITH RESPECT TO CHANGING AN OWNER AND/OR BENEFICIARY IN CONNECTION WITH DIVORCE. THE COVERED PERSON (OR BOTH COVERED PERSONS IN THE CASE OF GLWB PLUS FOR TWO) MAY LOSE GLWB RIDER BENEFITS IN THE EVENT OF DIVORCE.

1) If the date of divorce occurs prior to the Benefit Phase Start Date and the Annuity Date:

    - If due proof of divorce indicates that one of the following changes is to be made to an Owner and/or Beneficiary (effective as of the date of divorce), we will permit the change and the GLWB Rider will continue:

       1. If the Contract has joint Owners and both Owners are Covered Persons, we will permit one of the Owners to be removed from the Contract.

       2. If the Contract has joint Owners and only one of the Owners is a Covered Person, we will permit the Owner who is not a Covered Person to be removed from the Contract.

       3. If the Contract has a sole Owner, we will permit the Owner to be removed from the Contract if the sole Beneficiary who is also a Covered Person becomes the sole Owner of the Contract.

       4. If the Contract has a sole Beneficiary who is a Covered Person, we will permit the sole Beneficiary to be removed from the Contract.

       5. If the Contract has a sole Owner, and the Owner is the only Covered Person, we will permit the Owner to change or add any Beneficiary (spouse or non-spouse).

    After the change or removal of an Owner and/or Beneficiary, the remaining Owner (who will be the only Covered Person) may change or add any Beneficiary (spouse or non-spouse). Any amounts withdrawn from the Contract in connection with or following the divorce will be treated as Non-Excess Withdrawals or Excess Withdrawals as the case may be, pursuant to the above "Taking Withdrawals" provisions.

NOTE: In the case of GLWB Plus for Two, we will treat the removal of a Covered Person in the same manner as if Covered Person had been removed due to death.

    - If due proof of divorce indicates that there are to be no changes to an Owner and/or Beneficiary (effective as of the date of divorce):

       - If the date of death of the first former spouse to die occurs prior to the Benefit Phase Start Date, then either:

           - The GLWB Rider will continue if the deceased former spouse was not an Owner of the Contract. No GLWB Rider Death Benefit will be payable in connection with this death. The surviving Owner may then change or add any Beneficiary (spouse or non-spouse).

                                      OR:

           - We will terminate the GLWB Rider on the Valuation Date we receive due proof of death of the first former spouse to die, if the former spouse was an Owner of the Contract. If the first former spouse to die was the only Covered Person on the date of death, we will pay the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected if the GLWB Rider Death Benefit is greater. Otherwise, no GLWB Rider Death Benefit will be payable in connection with this death.

       - If both former spouses are still living on the Benefit Phase Start Date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

       - If the Maximum Annuity Date has been reached, and both former spouses are still living on that date, and you elect the GLWB Rider annuitization option on that date, we will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

    - If due proof of divorce indicates that an Owner and/or Annuitant and/or Beneficiary is to be changed, added, or removed (effective as of the date of divorce), and it is not specifically permitted above, the Rider will terminate on the earlier of the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of death of the first Owner to die. The Contract will not be eligible to enter the Benefit Phase after the date of divorce and no GLWB Rider Death Benefit will be payable on the death of an Owner after the date of divorce. In this case, we will refund any GLWB Rider charges between the date of divorce and the date that the GLWB Rider is terminated.

2)  If the date of divorce occurs on or after the Benefit Phase Start Date:

    - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

3) If the date of divorce occurs on or after the Maximum Annuity Date and you elected the GLWB Rider annuitization option on the Maximum Annuity Date:

    - We will split the monthly Settlement Payments according to the instructions we receive as part of the due proof of divorce. Prior to our receipt of due proof of divorce, we will make monthly Settlement Payments in the manner prescribed by the Owner pursuant to the terms of the Rider.

OTHER PROVISIONS

If you elected the GLWB Rider, all other provisions of your Contract and the Prospectus that do not conflict with the provisions of the GLWB Rider apply, such as "Transfers During the Accumulation Period" and "Withdrawals and Surrenders During the Accumulation Period" in the Prospectus.

TERMINATING THE GLWB RIDER

You may not terminate the GLWB Rider once it is in effect. However, we will terminate the GLWB Rider automatically upon the earliest of:

    - the Valuation Date that the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income Amount all equal zero (we will treat this as a surrender);

    - the Annuity Date;

    - the Benefit Phase Start Date;

    - the Valuation Date we receive due proof of an Owner's death, in certain circumstances (see "GLWB RIDER DEATH BENEFIT" above);

    - the Valuation Date we receive due proof of divorce or the Valuation Date we receive due proof of the death of the first Owner to die after divorce, in certain circumstances (see "DIVORCE" above); or

    - termination or surrender of the Contract.

Once the GLWB Rider terminates, it cannot be reelected or reinstated. All charges for the GLWB Rider will cease upon termination.

MISSTATEMENT OF AGE

If any Owner or Covered Person's age has been misstated, we may change the Covered Person in the case of GLWB Plus for One. We will terminate the GLWB Rider if the Contract would not have been eligible to elect the GLWB Rider on the Date of Issue had the correct age been provided. We may also adjust the Lifetime Income Date, Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount, Lifetime Income Base, Lifetime Income Amount, Contract Value, the amount of previous charges for the GLWB Rider, GLWB Rider Death Benefits, and/or the amount of any Settlement Payments, as applicable, to the correct amount had the correct age been provided. If there is any underpayment of monthly Settlement Payments, we will pay the amount of the underpayment in one sum. We will deduct any overpayment of monthly Settlement Payments from the current or succeeding monthly Settlement Payment(s) due under the GLWB Rider. Interest not to exceed 3% compounded annually will be credited to any underpayment or charged to any overpayment of monthly Settlement Payments.

EXAMPLES

Please refer to Examples 1-3, below, for hypothetical examples that illustrate the benefits under the GLWB Rider.

FEDERAL TAX ISSUES

As with any distribution from the Contract, tax consequences may apply to GLWB Rider distributions. The application of certain tax rules, particularly those rules relating to distributions resulting from a GLWB Rider, are not entirely clear. In this regard, we intend to treat monthly Settlement Payments received by you under the GLWB Rider after the Contract enters into the Benefit Phase as annuity payments for tax purposes. (However, we intend to treat any portion of the first monthly Settlement Payment that is in excess of the Guaranteed Withdrawal Amount divided by twelve (if the Benefit

Phase Start Date occurs before the Lifetime Income Date) or the Lifetime Income Amount divided by twelve (if the Benefit Phase Start Date occurs on or after the Lifetime Income Date), as fully taxable to you. In addition, if the Benefit Phase Start Date occurs before the Lifetime Income Date and the Guaranteed Withdrawal Balance on the Benefit Phase Start Date is less than or equal to $2,000, we intend to treat this Settlement Payment as a surrender payment for tax purposes.) We intend to treat the payments made to you prior to the Benefit Phase as withdrawals for tax purposes. (See "FEDERAL TAX MATTERS--TAXATION OF ANNUITIES IN GENERAL" in the Prospectus)

The GLWB Rider provides benefits that differ from those traditionally offered under variable annuity contracts. If this Rider is in effect, the Covered Person(s) or his or her Beneficiary may be entitled to monthly Settlement Payments even if the Contract Value is zero. Such monthly Settlement Payments may be fully includible in income, if the investment in the Contract has been fully recovered.

LIFE EXPECTANCY DISTRIBUTIONS

You may request us in writing, in a form acceptable to us, to pay you withdrawals that we determine to be part of a series of substantially equal periodic payments over your "life expectancy" (or the joint life expectancies of both Covered Persons, if you elected GLWB Plus For Two). For purposes of the GLWB Rider, withdrawals under our Life Expectancy Distribution program are distributions within a calendar year that are intended to be paid to you as required or contemplated by Code Section 401(a)(9), Section 403(b)(10),
Section 408(b)(3), or Section 408A(c), as the case may be (we sometimes refer to these as "Required Minimum Distributions").

You may take any Required Minimum Distributions related to this Contract from this Contract or from any other Contract you may own. Under our Life Expectancy Distribution program, we do not consider withdrawals under other Contracts you may own when calculating "life expectancy" distributions. In some cases there may be other acceptable methods of calculating the required distribution amount. You must accept our calculation of the minimum distribution amount in order to participate in our Life Expectancy Distribution program and to avoid potential Excess Withdrawal treatment. In some cases there may be other acceptable methods of calculating the required distribution amount.

We reserve the right to make any changes we deem necessary to comply with the Code and Treasury Regulations. We base our "life expectancy" calculations on our understanding and interpretation of the requirements under tax law applicable to required minimum distributions. You should discuss these matters with your tax adviser prior to electing GLWB Rider.

We will treat withdrawals under our Life Expectancy Distribution program as Non-Excess Withdrawals, if no other Gross Withdrawals are taken while the program is in effect. Any Gross Withdrawals that are taken that are not part of the program and any future Life Expectancy program withdrawals that are taken during that Contract Year may be considered Excess Withdrawals. (See "TAKING WITHDRAWALS" above.)

GLWB RIDER--EXAMPLE #1

THIS EXAMPLE ILLUSTRATES THE SETTING OF INITIAL AMOUNTS, THE IMPACT OF BONUSES AND STEP-UPS, THE IMPACT OF ADDITIONAL PURCHASE PAYMENTS, THE IMPACT OF NON-EXCESS AND EXCESS WITHDRAWALS, AND THE CALCULATION OF THE GLWB RIDER DEATH BENEFIT

The values shown below assume that:

    - a Contract is issued with an initial Purchase Payment of $100,000 and no premium taxes apply;

    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 55 on the Date of Issue;

    - an Excess Withdrawal equal to the Contract Value is taken in the middle of the 17th Contract Year (the Contract is surrendered);

    - we do not exercise our right to increase the GLWB Rider charge on the effective date of any Step-Up of the Lifetime Income Base.

The values in the shaded lines below are middle of year values (after the impact of the each assumed transaction). All other values are beginning of the year.

                                                       PURCHASE
                                                        PAYMENT                  HYPOTHETICAL   HYPOTHETICAL
                                                         (NOT                      CONTRACT       CONTRACT     GUARANTEED
                           CONTRACT   AGE OF COVERED   INCLUDING      GROSS      VALUE BEFORE   VALUE AFTER    WITHDRAWAL
LINE                         YEAR         PERSON         PPB)      WITHDRAWAL    TRANSACTION    TRANSACTION      BALANCE
----                       --------   --------------   ---------   -----------   ------------   ------------   -----------
(1)......................      1                 55    $100,000                    $      0       $104,000      $100,000
(2)......................      2                 56                                  95,000         95,000       100,000
(3)......................      3                 57                                 110,000        110,000       100,000
(4)......................      4                 58                                 117,500        117,500       100,000
(5)......................      4      Transaction #1     25,000                     110,000        136,000       125,000
(6)......................      5                 59                                 130,000        130,000       125,000
(7)......................      6                 60                                 115,000        115,000       125,000
(8)......................      7                 61                                 110,000        110,000       125,000
(9)......................      7      Transaction #2                 $ 6,250        118,750        112,500       118,750
(10).....................      8                 62                                 115,000        115,000       118,750
(11).....................      9                 63                                 117,500        117,500       118,750
(12).....................      9      Transaction #3                  10,000        125,000        115,000       108,750
(13).....................     10                 64                                 125,000        125,000       108,750
(14).....................     11                 65                                 135,000        135,000       108,750
(15).....................     12                 66                                 150,000        150,000       108,750
(16).....................     13                 67                                 135,000        135,000       108,750
(17).....................     13      Transaction #4                   7,500        122,500        115,000       101,250
(18).....................     14                 68                                 105,000        105,000       101,250
(19).....................     15                 69                                 110,000        110,000       101,250
(20).....................     16                 70                                  90,000         90,000       101,250
(21).....................     16      Transaction #5                  65,000         75,000         10,000        13,500
(22).....................     17                 71                                  10,500         10,500        13,500
(23).....................     17      Transaction #6                  11,000         11,000              0             0


                           LIFETIME   CONTRACT
                            INCOME    VALUE ON   LIFETIME   GUARANTEED    LIFETIME
                             BASE     STEP-UP     INCOME    WITHDRAWAL     INCOME
LINE                        BONUS       DATE       BASE       AMOUNT       AMOUNT
----                       --------   --------   --------   -----------   --------
(1)......................       na         na    $100,000     $5,000           na
(2)......................   $5,000         na     105,000      5,000           na
(3)......................    5,000         na     110,000      5,000           na
(4)......................    5,000    $117,500    117,500      5,000           na
(5)......................       na         na     142,500      6,250           na
(6)......................    6,250         na     148,750      6,250           na
(7)......................    6,250         na     155,000      6,250           na
(8)......................    6,250    110,000     161,250      6,250           na
(9)......................       na         na     155,000      6,250           na
(10).....................       na         na     155,000      6,250           na
(11).....................       na         na     155,000      6,250           na
(12).....................       na         na     142,600      5,750           na
(13).....................       na    125,000     142,600      5,750           na
(14).....................       na    135,000     142,600         na       $7,130
(15).....................       na    150,000     150,000         na        7,500
(16).....................       na    135,000     150,000         na        7,500
(17).....................       na         na     150,000         na        7,500
(18).....................       na    105,000     150,000         na        7,500
(19).....................       na    110,000     150,000         na        7,500
(20).....................       na     90,000     150,000         na        7,500
(21).....................       na         na      20,000         na        1,000
(22).....................       na     10,500      20,000         na        1,000
(23).....................       na         na           0         na            0

SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($104,000 =
                  $100,000 + $4,000). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) (= $100,000). The Guaranteed Withdrawal Amount is set equal to the 5% of the Guaranteed Withdrawal Balance (5% X
                  $100,000 = $5,000). The Lifetime Income Amount is not calculated prior to the Lifetime Income Date.

DETERMINATION OF LIFETIME INCOME DATE

                  The Lifetime Income Date is the Contract Anniversary on or after the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) reaches age 65, or the Date of Issue if the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is age 65 or older on the Date of Issue.

Line (14)         In this example the Lifetime Income Date is the first day of the 11th Contract Year.

BONUSES & STEP-UPS

                  The Bonus Period lasts until the earlier of the 10th Contract Anniversary or the Contract Anniversary immediately following the Contract Year in which the Covered
                  Person (or older original Covered Person in the case of GLWB
                  Plus for Two) reaches age 80. No Bonuses will be applied after a withdrawal is taken.

                  The Step-Up Period begins on the Date of Issue and ends on the Contract Anniversary immediately following the Contract
                  Year in which the Covered Person (or older original Covered
                  Person in the case of GLWB Plus For Two) reaches age 90.
                  During the Step-Up Period, Step-Up dates are scheduled for the 3rd, 6th, and 9th Contract Anniversary and every
                  Contract Anniversary thereafter and the Lifetime Income
                  Date.

Line (2) Since no withdrawals have been taken and the Covered Person is within the Bonus Period, the Lifetime Income Base is increased for a Bonus. The Bonus is equal to 5% of total
                  Purchase Payments (not including corresponding PPB's) (= 5%
                  X $100,000 = $5,000). The new Lifetime Income Base after the Bonus is equal to $105,000 (= $100,000 + $5,000). The
                  Guaranteed Withdrawal Amount does not change after a Bonus is applied.

Line (4)          The 3rd Contract Anniversary is a Step-Up Date and the
                  Contract Value ($117,500) exceeds the Lifetime Income Base after the Bonus is applied ($115,000), so the Lifetime
                  Income Base is Stepped-Up to the Contract Value. Note that the Bonus is applied before we determine if a Step-Up applies.

Line (8)          The Contract Value ($110,000) is lower than the Lifetime
                  Income Base after the Bonus is applied
                  ($155,000 + $6,250 = $161,250) so the Lifetime Income Base
                  is not Stepped-Up.

Line (15)         The Contract Value ($150,000) is higher than the Lifetime
                  Income Base ($142,600) so the Lifetime Income Base is
                  Stepped-Up to equal the Contract Value. The Lifetime Income
                  Amount is increased to equal 5% of the new Lifetime Income
                  Base (= 5% X $150,000 = $7,500).

TRANSACTION #1--IMPACT OF AN ADDITIONAL PURCHASE PAYMENT

Line (5)          --We increase the Guaranteed Withdrawal Balance and Lifetime
                  Income Base by the amount of an additional Purchase Payment
                  (not including the corresponding PPB) when we receive it.
                  The Guaranteed Withdrawal Balance after the additional
                  Purchase Payment is equal to $125,000 (=
                  $100,000 + $25,000). The Lifetime Income Base after the additional Purchase Payment equals $142,500 (=
                  $117,500 + $25,000).

                  --The Guaranteed Withdrawal Amount is recalculated to equal the greater of (a) the Guaranteed Withdrawal Amount immediately before the Purchase Payment; or (b) 5% of the Guaranteed Withdrawal Balance immediately after the Purchase
                  Payment. This is equal to $6,250 which is the greater of
                  (a) = $5,000 or (b) = 5% X $125,000 = $6,250.

TRANSACTION #2--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME
INCOME DATE

                  Prior to the Lifetime Income Date, the Guaranteed Withdrawal
                  Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
                  Withdrawal.

Line (9) A Gross Withdrawal of $6,250 is taken in the middle of the 7th Contract Year. Since the Gross Withdrawal does not cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed Withdrawal Amount ($6,250), the Gross
                  Withdrawal is classified as a Non-Excess Withdrawal.
                  According to the terms of the GLWB Rider, amounts are adjusted for a Non-Excess Withdrawal taken prior to the Lifetime Income Date, as follows:

                  --The new Guaranteed Withdrawal Balance equals the
                  Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($118,750 = $125,000 - $6,250)

                  --The new Lifetime Income Base is equal to the greater of
                  (a) the Lifetime Income Base immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Lifetime Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor*. This is equal to $155,000 which is the greater of (a) = $161,250 -
                  $6,250 = $155,000 or (b) = $161,250 X ($112,500 /
                  $118,750) = $152,763

                  --There is no change to the Guaranteed Withdrawal Amount.

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal
                  (= $112,500 / $118,750).

Line (9)          No future Bonuses will be applied to the Lifetime Income
                  Base after this withdrawal.

TRANSACTION #3--IMPACT OF AN EXCESS WITHDRAWAL TAKEN PRIOR TO THE LIFETIME
INCOME DATE

Line (12)         A Gross Withdrawal of $10,000 is taken in the middle of the
                  9th Contract Year. Since the Gross Withdrawal exceeds the
                  Guaranteed Withdrawal Amount ($6,250), the Gross Withdrawal
                  is classified as an Excess Withdrawal. According to the
                  terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken prior to the Lifetime Income Date, as
                  follows:

                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to $108,750 which is the lesser of
                  (a) = $118,750 - $10,000 = $108,750 or (b) = $118,750 X
                  ($115,000 / $125,000) = $109,250

                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor ($155,000 X ($115,000 /
                  $125,000) = $142,600). Note that the Lifetime Income Base decreases by more than the amount of the withdrawal

                  --The new Guaranteed Withdrawal Amount is equal to the Guaranteed Withdrawal Amount immediately prior to the withdrawal multiplied by the Proportional Reduction Factor
                  ($6,250 X ($115,000 / $125,000) = $5,750).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $115,000 / $125,000).

TRANSACTION #4--IMPACT OF A NON-EXCESS WITHDRAWAL TAKEN ON OR AFTER THE
LIFETIME INCOME DATE

                  On and after the Lifetime Income Date, the Lifetime Income
                  Amount is used for the purpose of determining whether a Gross Withdrawal is a Non-Excess Withdrawal or Excess
                  Withdrawal.

Line (17)         A Gross Withdrawal of $7,500 is taken in the middle of the
                  13th Contract Year. Since the Gross Withdrawal does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Lifetime Income Amount ($7,500), the Gross
                  Withdrawal is classified as a Non-Excess Withdrawal.
                  According to the terms of the GLWB Rider, amounts are
                  adjusted for a Non-Excess Withdrawal taken on or after the
                  Lifetime Income Date, as follows:

                  --The new Guaranteed Withdrawal Balance equals the
                  Guaranteed Withdrawal Balance prior to the withdrawal minus the amount of the withdrawal ($101,250 = $108,750 - $7,500)

                  --There is no change to the Lifetime Income Base

                  --There is no change to the Lifetime Income Amount.

TRANSACTION #5--IMPACT OF AN EXCESS WITHDRAWAL TAKEN ON OR AFTER THE LIFETIME
INCOME DATE

Line (21)         A Gross Withdrawal of $65,000 is taken in the middle of the
                  16th Contract Year. Since the Gross Withdrawal exceeds the
                  Lifetime Income Amount ($7,500), the Gross Withdrawal is
                  classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken on or after the Lifetime Income Date, as
                  follows:

                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to to $13,500 which is the lesser of
                  (a) = $101,250 - $65,000 = $36,250 or (b) = $101,250 X
                  ($10,000 / $75,000) = $13,500. Note that the Guaranteed
                  Withdrawal Balance decreases by more than the amount of the withdrawal

                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor
                  ($150,000 X ($10,000 / $75,000) = $20,000). Note that
                  Lifetime Income Base decreases by more than the amount of the withdrawal

                  --The new Lifetime Income Amount is equal to 5% of the new
                  Lifetime Income Base (5% X $20,000 = $1,000).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $10,000 / $75,000).

TRANSACTION #6--IMPACT OF AN EXCESS WITHDRAWAL EQUAL TO THE CONTRACT VALUE
TAKEN ON OR AFTER THE LIFETIME INCOME DATE

                  The Contract does not enter the Benefit Phase after this transaction because the Contract Value is reduced to zero due to an Excess Withdrawal. The Contract is surrendered and the GLWB Rider is terminated because the Contract Value, the Guaranteed Withdrawal Balance, and the Lifetime Income
                  Amount all equal zero.

Line (23)         A Gross Withdrawal of $11,000 is taken in the middle of the
                  17th Contract Year. Since the Gross Withdrawal exceeds the
                  Lifetime Income Amount ($1,000), the Gross Withdrawal is
                  classified as an Excess Withdrawal. According to the terms of the GLWB Rider, amounts are adjusted for an Excess
                  Withdrawal taken on or after the Lifetime Income Date, as
                  follows:

                  --The new Guaranteed Withdrawal Balance is equal to the lesser of (a) the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal or (b) the Guaranteed Withdrawal Balance immediately prior to the withdrawal multiplied by the Proportional Reduction
                  Factor*. This is equal to to $0 which is the lesser of
                  (a) = $13,500 - $11,000 = $2,500 or (b) = $13,500 X ($0 /
                  $11,000) = $0

                  --The new Lifetime Income Base is equal to the Lifetime
                  Income Base immediately prior to the withdrawal multiplied by the Proportional Reduction Factor. This is equal to $0
                  (= $20,000 X ($0 / $11,000))

                  --The new Lifetime Income Amount is equal to 5% of the new
                  Lifetime Income Base (5% X $0 = $0).

                  * The Proportional Reduction Factor is equal to the Contract
                  Value after the withdrawal divided by the Contract Value immediately prior to the withdrawal (= $0 / $11,000).

GLWB RIDER DEATH
BENEFIT

                  The GLWB Rider Death Benefit may be payable on an Owner's death in certain situations identified in the GLWB Rider. If the GLWB Rider Death Benefit is payable, we will pay (or apply) the GLWB Rider Death Benefit instead of the standard death benefit or any optional death benefit elected, if the GLWB Rider Death Benefit is greater.

                  The GLWB Rider Death Benefit is equal to the greater of
                  (a) or (b), less any premium taxes, where:

                  (a) = the Contract Value on the Valuation Date we receive due proof of death; and

                  (b) = the Guaranteed Withdrawal Balance on the Valuation
                  Date we receive due proof of death

Line (14)         If we were to receive due proof of death of an Owner's death on the 10th Contract Anniversary AND the GLWB Rider Death
                  Benefit is payable on such Owner's death in a situation
                  identified in the GLWB Rider:

                  --The GLWB Rider Death Benefit would be equal to $135,000 which is the greater of (a) the Contract Value ($135,000) or
                  (b) the Guaranteed Withdrawal Balance ($108,750)

Line (20)         If we were to receive due proof of death of an Owner's death on the 15th Contract Anniversary AND the GLWB Rider Death
                  Benefit is payable on such Owner's death in a situation
                  identified in the GLWB Rider:

                  --The GLWB Rider Death Benefit would be equal to $101,250 which is the greater of (a) the Contract Value ($90,000) or
                  (b) the Guaranteed Withdrawal Balance ($101,250).

GLWB RIDER--EXAMPLE #2

THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS PRIOR TO THE LIFETIME INCOME DATE

The values shown below assume that:

    - a Contract is issued with an initial Purchase Payment of $150,000 and no premium taxes apply

    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 55 on the Date of Issue

    - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date

    - Non-Excess Withdrawals equal to the Guaranteed Withdrawal Amount are taken in the middle of each Contract Year.

                                             PURCHASE
                                              PAYMENT                                LIFETIME   CONTRACT
                                   AGE OF      (NOT      HYPOTHETICAL   GUARANTEED    INCOME    VALUE ON   LIFETIME   GUARANTEED
                       CONTRACT   COVERED    INCLUDING     CONTRACT     WITHDRAWAL     BASE     STEP-UP     INCOME    WITHDRAWAL
LINE                     YEAR      PERSON      PPB)         VALUE        BALANCE      BONUS       DATE       BASE       AMOUNT
----                   --------   --------   ---------   ------------   ----------   --------   --------   --------   ----------
(1)..................     l          55      $150,000      $156,000      $150,000       na           na    $150,000     $7,500
(2)..................     2          56                     127,000       142,500       na           na     142,500      7,500
(3)..................     3          57                     111,000       135,000       na           na     135,000      7,500
(4)..................     4          58                      95,000       127,500       na      $95,000     127,500      7,500
(6)..................     5          59                      67,000       120,000       na           na     120,000      7,500
(7)..................     6          60                      30,000       112,500       na           na     112,500      7,500
(8)..................     7          61                      18,000       105,000       na       18,000     105,000      7,500
(10).................     8          62                      11,000        97,500       na           na      97,500      7,500
(11).................     9                                   3,000        90,000       na           na          na         na
(12).................  Benefit Period Start Date
(13).................  Benefit Period Start Date + 1 Month
(14).................  Benefit Period Start Date + 2 Months
(15).................  etc


                       HYPOTHETICAL
                         CONTRACT                   MONTHLY     GUARANTEED
                       VALUE BEFORE     GROSS      SETTLEMENT   WITHDRAWAL
LINE                    WITHDRAWAL    WITHDRAWAL    PAYMENT      BALANCE
----                   ------------   ----------   ----------   ----------
(1)..................    $141,500       $7,500           na
(2)..................     119,000        7,500           na
(3)..................     103,000        7,500           na
(4)..................      81,000        7,500           na
(6)..................      48,500        7,500           na
(7)..................      24,000        7,500           na
(8)..................      14,500        7,500           na
(10).................      10,000        7,500           na
(11).................       2,300        2,300           na      $87,700
(12).................                                $5,825       81,875
(13).................                                   625       81,250
(14).................                                   625       80,625
(15).................

SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($156,000 =
                  $150,000 + $6,000). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) (= $150,000). The Guaranteed Withdrawal Amount is set equal to the 5% of the Guaranteed Withdrawal Balance (5% X
                  $150,000 = $7,500). The Lifetime Income Amount is not calculated prior to the Lifetime Income Date so it is not shown above.

                  --In this example, the Lifetime Income Date would be the
                  first day of the 11th Contract Year (the Contract
                  Anniversary on or after the Covered Person (or oldest
                  Covered Person in the case of GLWB Plus for Two) reaches age
                  65)

BONUSES & STEP-UPS

Line (2) No Bonuses are applied to the Lifetime Income Base in this example because a withdrawal is taken in the 1st Contract
                  Year (no future Bonuses are applied to the Lifetime Income
                  Base after a withdrawal).

Line (4) The Contract Value on the 3rd Contract Anniversary (a scheduled Step-Up Date that is within the Step-Up Period) is less than the Lifetime Income Base so the Lifetime Income
                  Base is not Stepped-Up.

BENEFIT PHASE START DATE

Line (11)         --A Gross Withdrawal of $2,300 is taken in the middle of the
                  9th Contract Year reducing the Contract Value to zero. This withdrawal is a Non-Excess Withdrawal because it does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Guaranteed Withdrawal Amount ($7,500). The
                  Guaranteed Withdrawal Balance is reduced by the amount of
                  the Gross Withdrawal ($90,000 - $2,300 = $87,700).

                  --The Contract enters the Benefit Phase because the Contract
                  Value has been reduced to zero due to a Non-Excess
                  Withdrawal and the remaining Guaranteed Withdrawal Balance is greater than zero. The date that the Contract enters the Benefit Phase is called the Benefit Phase Start Date. The
                  GLWB Rider is terminated on the Benefit Phase Start Date;
                  the remaining Guaranteed Withdrawal Balance and Guaranteed
                  Withdrawal Amount are stored for use in the Benefit Phase.
                  All other GLWB Rider amounts cease to exist on the Benefit
                  Phase Start Date because the GLWB Rider is terminated.

Line (12)         --The remaining Guaranteed Withdrawal Balance immediately
                  following the final Gross Withdrawal is greater than $2,000.
                  Therefore, the first monthly Settlement Payment is equal
                  $5,825 which is the lesser of (a) the Guaranteed Withdrawal
                  Amount minus total Gross Withdrawals taken during the
                  current Contract Year plus the Guaranteed Withdrawal Amount divided by twelve, ($7,500 - $2,300 + $7,500 / 12 = $5,825)
                  or (b) the remaining Guaranteed Withdrawal Balance
                  ($87,700). The remaining Guaranteed Withdrawal Balance after the first monthly Settlement Payment is equal to remaining
                  Guaranteed Withdrawal Balance after the final Gross
                  Withdrawal minus the amount of the first monthly Settlement
                  Payment ($81,875 = $87,700 - $5,825).

                  --Note that the total amount received on the Benefit Phase
                  Start Date ($8,125) is equal to the amount of the final
                  Gross Withdrawal ($2,300) plus the first monthly Settlement
                  Payment ($5,825).

Line (15)         Monthly Settlement Payments will continue until the
                  Guaranteed Withdrawal Balance is reduced to zero. If the
                  Covered Person dies before the Guaranteed Withdrawal Balance is reduced to zero, monthly Settlement Payments will
                  continue to the Beneficiary until the Guaranteed Withdrawal
                  Balance is reduced to zero.

GLWB RIDER--EXAMPLE #3

THIS EXAMPLE ILLUSTRATES A SITUATION WHERE THE BENEFIT PHASE START DATE OCCURS AFTER THE LIFETIME INCOME DATE

The values shown below assume that:

    - a Contract is issued with an initial Purchase Payment of $120,000 and no premium taxes apply;

    - the Covered Person (or oldest Covered Person in the case of GLWB Plus For
     Two) is exact age 68 on the Date of Issue;

    - the Covered Person (or both surviving Covered Persons in the case of GLWB Plus For Two) lives until the Benefit Period Start Date;

    - Non-Excess Withdrawals equal to the Lifetime Income Amount are taken in the middle of each Contract Year.

                                             PURCHASE
                                              PAYMENT                                LIFETIME   CONTRACT
                                   AGE OF      (NOT      HYPOTHETICAL   GUARANTEED    INCOME    VALUE ON   LIFETIME   LIFETIME
                       CONTRACT   COVERED    INCLUDING     CONTRACT     WITHDRAWAL     BASE     STEP-UP     INCOME     INCOME
LINE                     YEAR      PERSON      PPB)         VALUE        BALANCE      BONUS       DATE       BASE      AMOUNT
----                   --------   --------   ---------   ------------   ----------   --------   --------   --------   --------
(1)..................     1          68      $120,000      $124,800      $120,000       na      $124,800   $124,800    $6,240
(2)..................     2          69                     122,000       113,760       na            na    124,800     6,240
(3)..................     3          70                     111,000       107,520       na            na    124,800     6,240
(4)..................     4          71                      95,000       101,280       na        95,000    124,800     6,240
(6)..................     5          72                      67,000        95,040       na            na    124,800     6,240
(7)..................     6          73                      30,000        88,800       na            na    124,800     6,240
(8)..................     7          74                      18,000        82,560       na        18,000    124,800     6,240
(10).................     8          75                      11,000        76,320       na            na    124,800     6,240
(11).................     9                                   4,000        70,080       na            na         na        na
(12).................  Benefit Period Start Date
(13).................  Benefit Period Start Date + 1 Month
(14).................  Benefit Period Start Date + 2 Months
(15).................  etc

                                                                  GUARANTEED
                                                                  WITHDRAWAL
                        HYPOTHETICAL                               BALANCE
                       CONTRACT VALUE                 MONTHLY     GUARANTEED
                           BEFORE         GROSS      SETTLEMENT   WITHDRAWAL
LINE                     WITHDRAWAL     WITHDRAWAL    PAYMENT      BALANCE
----                   --------------   ----------   ----------   ----------
(1)..................     $123,400        $6,240           na
(2)..................      116,500         6,240           na
(3)..................      103,000         6,240           na
(4)..................       81,000         6,240           na
(6)..................       48,500         6,240           na
(7)..................       24,000         6,240           na
(8)..................       14,500         6,240           na
(10).................       10,000         6,240           na
(11).................        3,800         3,800           na      $66,280
(12).................                                  $2,960       63,320
(13).................                                     520       62,800
(14).................                                     520       62,280
(15).................

SETTING OF INITIAL AMOUNTS

Line (1) --On the Date of Issue, the Contract Value is equal to the initial Purchase Payment plus the PPB ($124,800 =
                  $120,000 + $4,800). The initial Guaranteed Withdrawal
                  Balance and Lifetime Income Base are set equal to the initial Purchase Payment (not including the corresponding
                  PPB) of $120,000. In this example, the Lifetime Income Date is equal to the Date of Issue as the Covered Person (or oldest Covered Person in the case of GLWB Plus for Two) is older than age 65 on the Date of Issue. Because the Lifetime
                  Income Date is a Step-Up Date and the Covered Person is within the Step-Up Period, the Contract Value is compared to the Lifetime Income Base to see if a Step-Up applies. The
                  Contract Value ($124,800) is larger than the initial
                  Lifetime Income Base ($120,000), so the Lifetime Income Base is Stepped-Up to the Contract Value ($124,800). The Lifetime
                  Income Amount is set equal to the 5% of the Lifetime Income
                  Base (5% X $124,800 = $6,240). The Guaranteed Withdrawal
                  Amount is not calculated on or after the Lifetime Income
                  Date so it is not shown above.

BONUSES & STEP-UPS

Line (2) No Bonuses are applied to the Lifetime Income Base in this example because a withdrawal is taken in the 1st Contract
                  Year (no future Bonuses are applied to the Lifetime Income
                  Base after a withdrawal).

Line (4) The Contract Value on the 3rd Contract Anniversary (a scheduled Step-Up Date that is within the Step-Up Period) is less than the Lifetime Income Base so the Lifetime Income
                  Base is not Stepped-Up.

BENEFIT PHASE START DATE

Line (11)         --A Gross Withdrawal of $3,800 is taken in the middle of the
                  9th Contract Year reducing the Contract Value to zero. This withdrawal is a Non-Excess Withdrawal because it does not
                  cause total Gross Withdrawals taken during the Contract Year to exceed the Lifetime Income Amount ($6,240). The
                  Guaranteed Withdrawal Balance is reduced by the amount of
                  the Gross Withdrawal ($70,080 - $3,800 = $66,280).

                  --Contract enters the Benefit Phase because the Contract
                  Value has been reduced to zero due to a Non-Excess
                  Withdrawal and the Lifetime Income Amount is greater than zero. The date that the Contract enters the Benefit Phase is called the Benefit Phase Start Date. The GLWB Rider is terminated on the Benefit Phase Start Date; the remaining
                  Guaranteed Withdrawal Balance and Lifetime Income Amount are stored for use in the Benefit Phase. All other GLWB Rider amounts cease to exist on the Benefit Phase Start Date because the GLWB Rider is terminated.

Line (12)         --first monthly Settlement Payment is equal to the Lifetime
                  Income Amount minus total Gross Withdrawals taken during the current Contract Year plus the Lifetime Income Amount
                  divided by twelve. This is equal to
                  $2,960 (= $6,240 - $3,800 + $6,240 / 12). The remaining
                  Guaranteed Withdrawal Balance after the first monthly
                  Settlement Payment is equal to remaining Guaranteed
                  Withdrawal Balance after the final Gross Withdrawal minus
                  the amount of the first monthly Settlement Payment
                  ($63,320 = $66,280 - $2,960).

                  --Note that the total amount received on the Benefit Phase
                  Start Date ($6,760) is equal to the amount of the final
                  Gross Withdrawal ($3,800) plus the first monthly Settlement
                  Payment ($2,960).

Line (15)         Monthly Settlement Payments will continue until the Covered
                  Person dies (or the last surviving Covered Person dies in
                  the case of GLWB Plus for Two). If the Covered Person dies before the Guaranteed Withdrawal Balance is reduced to zero, monthly Settlement Payments will continue to the Beneficiary until the Guaranteed Withdrawal Balance is reduced to zero.

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 30, 2011

                       FLEXIBLE PREMIUM FIXED AND VARIABLE
                           DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY
                 COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
                               IN CONNECTION WITH
                     COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

HOME OFFICE:                                   SERVICE CENTER MAILING ADDRESS:
132 Turnpike Road, Suite 210                   P.O. Box 758550
Southborough, MA 01772                         Topeka, Kansas 66675-8550
1-866-297-7531                                 1-800-457-8803

     This Statement of Additional Information is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus of the Separate Account dated April 30, 2011. The Prospectus may be obtained from Commonwealth Annuity and Life Insurance Company by writing or calling the Service Center address or telephone number listed above.

TABLE OF CONTENTS

                                                                           PAGE
SERVICES TO THE SEPARATE ACCOUNT                                            1

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                               1

STATE REGULATION                                                            2
EXPERTS                                                                     2
FINANCIAL STATEMENTS                                                        2
FINANCIAL STATEMENTS OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY APPENDIX A STATE PREMIUM TAX CHART

                        SERVICES TO THE SEPARATE ACCOUNT

     Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity") maintains the books and records of Commonwealth Annuity Separate Account A (the "Separate Account"). Commonwealth Annuity holds the assets of the Separate Account. The assets are kept segregated and held separate and apart from the general funds of Commonwealth Annuity. Commonwealth Annuity maintains records of all purchases and redemptions of shares of each Fund by each of the Subaccounts. All expenses incurred in the operations of the Separate Account, except the Contract fees and charges described in the Prospectus, are borne by Commonwealth Annuity.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The independent registered public accounting firm for the Separate Account is PricewaterhouseCoopers LLC, 185 Asylum Street, Suite 2400, Hartford, CT, 016103.

     The aggregate amounts of commissions paid to Epoch Securities, Inc. for sales of all contracts funded by Commonwealth Annuity Separate Account A for the years 2010, 2009 and 2008 were $1,997,588.81, $954,928.20 and $375,369.01.


Preferred Plus

                                STATE REGULATION

     Commonwealth Annuity is subject to the laws of Massachusetts governing insurance companies and to regulation by the Massachusetts Division of Insurance. An annual statement in a prescribed form is filed with the Massachusetts Division of Insurance each year. Commonwealth Annuity's books and accounts are subject to review by the Division of Insurance at all times, and a full examination of its operations is conducted periodically. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, Commonwealth Annuity is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

     In connection with its purchase of the Company, Goldman Sachs provided certain written assurances to the Commissioner of the Massachusetts Division of Insurance (the "Commissioner"). More specifically, Goldman Sachs has agreed to make capital contributions to the Company, subject to a maximum of $250 million, if necessary to ensure that the Company maintains a risk-based capital ratio of at least 100%, pursuant to Massachusetts Insurance Law. Such assurances have been provided solely to the Commissioner by Goldman Sachs. These assurances are not evidence of indebtedness or an obligation or liability of Goldman Sachs, and do not provide Contract Owners with any specific rights or recourse against Goldman Sachs.

                                     EXPERTS

     The financial statements of Commonwealth Annuity at December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and the financial statements of the Commonwealth Annuity Separate Account A of the company as of December 31, 2010 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, the Company's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

     The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

                              FINANCIAL STATEMENTS

     This Statement of Additional Information contains financial statements for Commonwealth Annuity. The financial statements of Commonwealth Annuity should be considered primarily as bearing on our ability to meet our obligations under the Contract. The Contracts are not entitled to participate in our earnings, dividends, or surplus. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                   APPENDIX A

                             STATE PREMIUM TAX CHART

                                  QUALIFIED               NON-QUALIFIED
STATE                               PLANS                     PLANS
-----                             ---------               -------------
California                          0.50%*                    2.35%*
Maine                               0.00%                     2.00%
Nevada                              0.00%                     3.50%*
South Dakota                        0.00%                    1.25%**
West Virginia                       1.00%*                    1.00%*
Wyoming                             0.00%                     1.00%

* Taxes will be assessed when annuity benefits commence. We reserve the right to deduct taxes earlier if such taxes are assessed by the state.

**   The Tax Rate is 0.08% on annuity considerations in excess of $500,000

          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of operations, shareholder's equity, comprehensive income and cash flows present fairly, in all material respects, the financial position of Commonwealth Annuity and Life Insurance Company and its subsidiaries at December 31, 2010 and December 31,2009, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2010 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
April 21, 2011

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED BALANCE SHEETS

DECEMBER 31,                                                                             2010        2009
-----------------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE DATA)
ASSETS
   Investments:
      Available-for-sale fixed maturities at fair value (amortized cost of $2,647.6
         and $2,797.8 in 2010 and 2009, respectively)                                 $ 2,844.3   $ 2,954.4
      Trading fixed maturities at fair value (amortized cost of $491.2 and $397.2 in
         2010 and 2009, respectively)                                                     526.4       424.5
      Equity securities at fair value (cost of $0.1 in 2010 and 2009, respectively)         0.1         0.1
      Policy loans                                                                        306.4       320.3
                                                                                      ---------   ---------
         Total investments                                                              3,677.2     3,699.3
                                                                                      ---------   ---------
   Cash and cash equivalents                                                              251.4       300.2
   Accrued investment income                                                               41.7        41.1
   Premiums, accounts and notes receivable, net                                             2.0         2.7
   Reinsurance receivable on paid and unpaid losses, benefits, unearned premiums
      and modified coinsurance                                                          4,725.0     4,824.1
   Value of business acquired                                                              27.3        30.3
   Deferred policy acquisition costs                                                      207.1       243.3
   Deferred federal income taxes                                                           80.4       137.9
   Derivative instruments receivable                                                      115.0       149.3
   Other assets                                                                            31.0        20.5
   Separate account assets                                                              4,023.6     4,186.5
                                                                                      ---------   ---------
         Total assets                                                                 $13,181.7   $13,635.2
                                                                                      =========   =========

LIABILITIES
   Policy liabilities and accruals:
      Future policy benefits (includes liabilities with a fair value of $585.3 and
         $579.0 in 2010 and 2009, respectively)                                       $ 5,476.9   $ 5,870.2
      Outstanding claims and losses (includes liabilities with a fair value of $5.8
         and $6.5 in 2010 and 2009, respectively)                                          88.6       101.7
      Contractholder deposit funds and other policy liabilities
         (includes liabilities with a fair value of $97.2 and $98.6 in 2010 and
         2009, respectively)                                                              234.7       282.5
                                                                                      ---------   ---------
         Total policy liabilities and accruals                                          5,800.2     6,254.4
                                                                                      ---------   ---------
   Derivative instruments payable                                                          98.0       137.4
   Collateral on derivative instruments                                                    11.6        53.6
   Securities sold under agreements to repurchase                                          89.6          --
   Dividend payable to shareholder                                                        250.0          --
   Accrued expenses and other liabilities                                                  69.5        83.5
   Reinsurance payable                                                                  1,964.0     1,941.5
   Separate account liabilities                                                         4,023.6     4,186.5
                                                                                      ---------   ---------
         Total liabilities                                                            $12,306.5   $12,657.0
                                                                                      ---------   ---------

Commitments and contingencies (Notes 18 and 19)

SHAREHOLDER'S EQUITY
   Common stock, $1,000 par value, 10,000 shares authorized, 2,526 shares issued
      and outstanding                                                                 $     2.5   $     2.5
   Additional paid-in capital                                                             716.9       716.9
   Accumulated other comprehensive income                                                  94.2        66.6
   Retained earnings                                                                       61.6       192.2
                                                                                      ---------   ---------
         Total shareholder's equity                                                       875.2       978.2
                                                                                      ---------   ---------
         Total liabilities and shareholder's equity                                   $13,181.7   $13,635.2
                                                                                      =========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31,                                        2010     2009     2008
-----------------------------------------------------------------------------------------------
(IN MILLIONS)
REVENUES
   Premiums                                                            $ 51.0   $ 48.5   $   --
   Universal life and investment product policy fees                    193.3    234.7    189.6
   Net investment income                                                191.4    323.3    125.6
   Net realized investment gains/(losses)
      Total other-than-temporary impairment ("OTTI") losses                --    (10.0)   (42.0)
      OTTI losses recognized in other comprehensive income                 --     (2.6)      --
                                                                       ------------------------
      Net OTTI losses recognized in earnings                               --     (7.4)   (42.0)
      Net realized capital gains/(losses), excluding net OTTI losses
      recognized in earnings                                             91.0     30.0     (7.6)
                                                                       ------------------------
   Total net realized investment gains/(losses)                          91.0     22.6    (49.6)
   Other income                                                          33.6      7.1     21.6
                                                                       ------------------------
      Total revenues                                                    560.3    636.2    287.2
                                                                       ------------------------

BENEFITS, LOSSES AND EXPENSES
   Policy benefits, claims, losses and loss adjustment expenses         259.1    346.5    297.1
   Policy acquisition expenses                                           64.5     96.8    106.9
   (Gains)/losses on derivative instruments                              (4.9)    27.5   (175.6)
   Other operating expenses                                              79.7     67.6     59.5
                                                                       ------------------------
      Total benefits, losses and expenses                               398.4    538.4    287.9
                                                                       ------------------------
      Income/(loss) before federal income taxes                         161.9     97.8     (0.7)
                                                                       ------------------------

FEDERAL INCOME TAX EXPENSE
                                                                       ------------------------
      Total federal income tax expense                                   42.7      6.3     10.8
                                                                       ------------------------

Net income/(loss)                                                      $119.2   $ 91.5   $(11.5)
                                                                       ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY

                                           ADDITIONAL   ACCUMULATED OTHER                  TOTAL
                                  COMMON     PAID-IN      COMPREHENSIVE     RETAINED   SHAREHOLDER'S
(IN MILLIONS)                      STOCK     CAPITAL      INCOME/(LOSS)     EARNINGS      EQUITY
----------------------------------------------------------------------------------------------------
BALANCE AT JANUARY 1, 2008         $2.5      $416.9          $ (3.2)        $ 161.2       $577.4
                                   =============================================================

Net loss                                                                      (11.5)       (11.5)
Other comprehensive income -
Net unrealized losses                                         (21.8)                       (21.8)
Capital contribution                           50.0                                         50.0
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2008       $2.5      $466.9          $(25.0)        $ 149.7       $594.1
                                   =============================================================

Net income                                                                     91.5         91.5
Cumulative effect of change in
   accounting principle, net of
   income tax                                                  (7.9)           11.0          3.1
Other comprehensive income -
Net unrealized gains                                           99.5                         99.5
Capital contribution                          250.0                                        250.0
Dividend to shareholder                                                       (60.0)       (60.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2009       $2.5      $716.9          $ 66.6         $ 192.2       $978.2
                                   =============================================================

Net income                                                                    119.2        119.2
Other comprehensive income -
Net unrealized gains                                           27.6             0.2         27.8
Dividend to shareholder                                                      (250.0)      (250.0)
                                   -------------------------------------------------------------
BALANCE AT DECEMBER 31, 2010       $2.5      $716.9          $ 94.2         $  61.6       $875.2
                                   =============================================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

FOR THE YEARS ENDED DECEMBER 31,                                  2010     2009     2008
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Net income/(loss)                                                $119.2   $ 91.5   $(11.5)
                                                                 ------------------------

Other comprehensive income/(loss):
   Available-for-sale securities, net of policyholder amounts:
      Net appreciation/(depreciation) during the period            42.5    153.1    (33.5)
      (Expense)/benefit for deferred federal income taxes         (14.9)   (53.6)    11.7
                                                                 ------------------------
   Total available-for-sales securities                            27.6     99.5    (21.8)
                                                                 ------------------------
Comprehensive income/(loss)                                      $146.8   $191.0   $(33.3)
                                                                 ========================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31,                                                     2010        2009        2008
-------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES
   Net income/(loss)                                                              $   119.2   $    91.5   $   (11.5)
   Adjustments to reconcile net income/(loss) to net cash (used in)/provided by operating activities:
      Changes in fair value of trading fixed maturities                                (7.8)      (27.5)         --
      Net realized investment (gains)/losses                                          (91.0)      (22.6)       49.6
      Non cash derivative activity                                                     29.8        27.4      (172.6)
      Net accretion and amortization on investments                                   (68.5)      (56.6)       (1.1)
      Net amortization and depreciation                                                64.8       100.7       107.5
      Interest credited to contractholder deposit funds and trust instruments
         supported by funding obligations                                               0.9         0.8          --
      Deferred federal income taxes                                                    42.7         6.3        10.8
      Change in deferred policy acquisition costs                                        --        (4.1)       13.8
      Change in premiums and notes receivable, net of reinsurance premiums
         payable                                                                       23.2         7.7         4.1
      Change in accrued investment income                                              (0.6)       (5.3)       (1.0)
      Change in policy liabilities and accruals, net                                 (430.2)     (372.2)      622.5
      Change in reinsurance receivable and modified coinsurance                        99.1       109.6      (502.6)
      Change in accrued expenses and other liabilities                                (14.4)      (64.1)       (9.9)
      Other, net                                                                      (52.8)       57.6        11.5
                                                                                  ---------------------------------
      Net cash (used in)/provided by operating activities                            (285.6)     (150.8)      121.1
                                                                                  ---------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES
      Proceeds from disposals of available-for-sale fixed maturities                1,776.9     1,509.7     1,511.5
      Proceeds from maturities of available-for-sale fixed maturities                  45.4       519.6        39.3
      Proceeds from disposals of trading fixed maturities                             108.8        68.0          --
      Proceeds from maturities of trading fixed maturities                              4.8        49.1          --
      Proceeds from other investments                                                 364.2       349.8       271.9
      Business acquisitions, net of cash acquired                                        --         7.2          --
      Purchase of available-for-sale fixed maturities                              (1,515.5)   (2,239.5)   (1,580.2)
      Purchase of trading fixed maturities                                           (200.7)      (60.5)         --
      Purchase of other investments                                                  (389.1)     (288.4)     (212.9)
                                                                                  ---------------------------------
      Net cash provided by/(used in) investing activities                             194.8       (85.0)       29.6
                                                                                  ---------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES
      Settlement of repurchase agreements                                            (101.2)         --          --
      Proceeds from issuance of repurchase agreements                                 190.6          --          --
      (Withdrawals from)/deposits in contractholder deposit funds                     (46.6)       69.5        19.3
      Withdrawals from trust instruments supported by funding obligations              (0.8)       (0.9)         --
      Capital contribution                                                               --       250.0        50.0
      Dividend to shareholder                                                            --       (60.0)         --
                                                                                  ---------------------------------
      Net cash provided by financing activities                                        42.0       258.6        69.3
                                                                                  ---------------------------------
      Net change in cash and cash equivalents                                         (48.8)       22.8       220.0
      Cash and cash equivalents, beginning of period                                  300.2       277.4        57.4
                                                                                  ---------------------------------
      Cash and cash equivalents, end of period                                    $   251.4   $   300.2   $   277.4
                                                                                  =================================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE CONSOLIDATED FINANCIAL STATEMENTS

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

1. ORGANIZATION

Commonwealth Annuity and Life Insurance Company ("the Company") is a stock life insurance company organized under the laws of Massachusetts, and is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs"). The Company manages blocks of fixed and variable annuities, universal and variable universal life insurance, traditional life insurance and to a lesser extent group retirement products.

2. BASIS OF PRESENTATION

The accompanying audited consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States ("U.S. GAAP"). The preparation of financial statements in conformity with US GAAP requires the Company to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The most significant estimates are those used in determining the fair value of financial instruments, deferred policy acquisition costs ("DAC"), value of business acquired ("VOBA"), liabilities for future contract and policyholder benefits, other-than-temporary impairments of investments, and valuation allowance on deferred tax assets. Although these and other estimates and assumptions are based on the best available information, actual results could differ from those estimates.

On January 2, 2009, The Hanover Insurance Group, Inc. ("THG") sold all the outstanding shares of capital stock of First Allmerica Financial Life Insurance Company ("FAFLIC") to the Company pursuant to a Stock Purchase Agreement entered into on July 30, 2008. The Company paid a purchase price of $105.8 million. Coincident with the sale transaction, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC assumed FAFLIC's exited accident and health insurance business through a 100% coinsurance agreement totaling $113.5 million in net liabilities. An equal amount of assets was also transferred as part of this agreement.

The FAFLIC transaction was accounted for using the purchase method of accounting under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 805, "Business Combinations" and purchase accounting adjustments were "pushed down" to FAFLIC's financial statements accordingly. Under the purchase method of accounting, assets acquired and liabilities assumed were recorded at fair value at the date of purchase. See Note 4 for further information about the purchase accounting balance sheet.

The consolidated financial statements include the accounts of the Company and its subsidiaries. As of December 31, 2010, the Company directly owned all of the outstanding shares of FAFLIC, which manages run-off blocks of traditional life insurance, universal and variable universal life insurance, group retirement products, a Guaranteed Investment Contract ("GIC"), variable annuities and an exited accident and health business.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     A. FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments. The Company separates its financial instruments into two categories: cash instruments and derivative contracts. The Company accounts for its financial instruments at fair value in accordance with ASC 820. The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. See Notes 7-9 for further information about investments, investment income and gains and losses and fair value measurements respectively.

Cash instruments include U.S. government and federal agency obligations; asset backed, commercial and residential mortgage backed securities ("structured securities"); investment-grade corporate bonds; money market securities; state, municipal and provincial obligations; mutual funds held in separate accounts and other non-derivative financial instruments.

Derivatives are instruments that derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. Derivatives may be privately negotiated contracts, which are usually referred to as over-the-counter ("OTC") derivatives, or they may be listed and traded on an exchange ("exchange-traded").

The Company has entered into certain OTC derivatives, primarily equity put options and interest rate swaptions, to manage certain equity market, credit and interest rate risk. These instruments do not qualify for hedge accounting and are carried at fair value or amounts that approximate fair value.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. FINANCIAL INSTRUMENTS (CONTINUED)

The Company trades equity futures contracts pursuant to an investment management agreement with Goldman Sachs Asset Management, L.P. ("GSAM"). Exchange-traded futures are effected through a regulated exchange and positions are marked to market through the Consolidated Statements of Operations. From time to time, futures contracts are terminated. The clearinghouse guarantees the performance of both counterparties, which mitigates credit risk.

Depending on the nature of the derivative transaction, the Company maintains Credit Support Agreements ("CSA") with each counterparty. In general, the CSA sets a minimum threshold of exposure that must be collateralized although thresholds may vary by CSA.

     B. VALUATION OF INVESTMENTS

The Company accounts for its investments at fair value. Fixed maturities and equity securities may be classified as either available-for-sale or trading. Available-for-sale securities are carried at fair value, with unrealized gains and losses, net of tax, reported in accumulated other comprehensive income, a separate component of shareholder's equity. Trading securities are carried at fair value, with unrealized gains and losses reported in net investment income. The amortized cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization and accretion is included in net investment income.

Policy loans are carried principally at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

Realized investment gains and losses, other than those related to separate accounts for which the Company does not bear the investment risk and that meet the conditions for separate account reporting under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Non Traditional Long Duration Contracts and for Separate Accounts," are reported as a component of revenues based upon specific identification of the investment assets sold.

Realized investment gains and losses related to separate accounts that meet the conditions for separate account reporting under ASC 944-80 accrue to and are borne by the contract holder.

The Company recognizes OTTI for securities classified as available-for-sale in accordance with FASB ASC Topic 320. At least quarterly, management reviews impaired securities for OTTI. The Company considers several factors when determining if a security is other-than-temporarily impaired, including but not limited to: its intent and ability to hold the impaired security until an anticipated recovery in value, the issuer's ability to meet current and future principal and interest obligations for fixed maturity securities, the length and severity of the impairment, the financial condition and near term and long term prospects for the issuer. In making these evaluations, the Company exercises considerable judgment.

If the Company intends to sell or if it is more likely than not that, it will be required to sell, an impaired security prior to recovery of its cost basis the Company recognizes a charge to earnings for the full amount of the impairment (the difference between the amortized cost and fair value of the security). For fixed maturity securities that are considered other-than-temporarily impaired and that the Company does not intend to sell and will not be required to sell the Company separates the impairment into two components: credit loss and non-credit loss. Credit losses are charged to net realized investment losses and non-credit losses are charged to other comprehensive loss.

The credit loss component is the difference between the security's amortized cost and the present value of its expected future cash flows discounted at the current effective rate. The remaining difference between the security's fair value and the present value of its expected future cash flows is the non-credit loss. For corporate bonds both historical default (by rating) data is used as a proxy for the probability of default, and loss given default (by issuer) projections are applied to the par amount of the bond. Potential losses incurred on structured securities are based on expected loss models, not incurred loss models. Expected cash flows include assumptions about key systematic risks (e.g. unemployment rates, housing prices) and loan-specific information (e.g. delinquency rates, loan-to-volume ratios). Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     B. VALUATION OF INVESTMENTS (CONTINUED)

As a result of the Company's adoption of FASB ASC Topic 320 on April 1, 2009, a cumulative effect adjustment, net of tax, of $7.9 million was recorded to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell before recovery of amortized cost.

     C. CASH AND CASH EQUIVALENTS

Cash and cash equivalents include cash on hand, amounts due from banks, highly liquid overnight deposits, discount notes and commercial paper held in the ordinary course of business. The Company also invests cash in an overnight tri-party reverse repurchase agreement, in which the Company receives investment grade, highly liquid securities as collateral from counterparties. None of this is restricted or segregated for specific business reasons.

     D. DAC AND DEFERRED SALES INDUCEMENTS ("DSI")

DAC consists of commissions, ceding commissions, and other costs, that are related directly to the successful acquisition of new or renewal insurance contracts. The Company defers sales inducements generated by variable annuities that offer enhanced crediting rates or bonus payments.

DAC and DSI amortization are reviewed periodically and adjusted retrospectively when the Company revises its estimate of current or future gross profits to be recognized from these products. Acquisition costs and sales inducements related to variable annuity products and universal and variable universal life insurance products are amortized in proportion to total estimated gross profits from investment yields, mortality, surrender charges and expense margins over the expected life of the contracts. Acquisition costs related to traditional life products are amortized in proportion to premium revenue recognized. See Note 15 for further information about deferred policy acquisition costs.

     E. REINSURANCE

Reinsurance accounting is followed for ceded and assumed transactions when the risk transfer provisions of ASC 944-40, "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts," have been met. To meet risk transfer requirements, a long duration reinsurance contract must transfer mortality or morbidity risks, and subject the reinsurer to a reasonable possibility of a significant loss.

With respect to ceded reinsurance, the valuation of claims recoverable depends on whether the underlying claim is a reported claim, recognized in accordance with contract terms. For reported claims, the Company values reinsurance recoverable at the time the underlying claim is recognized, in accordance with contract terms. For future policy benefits, the Company estimates the amount of reinsurance recoverable based on the terms of the reinsurance contracts and historical reinsurance recovery information and applies that information to the future policy benefit estimates. The reinsurance recoverables are based on what the Company believes are reasonable estimates and the balance is disclosed separately in the financial statements. However, the ultimate amount of the reinsurance recoverable is not known until all claims are settled. Reinsurance contracts do not relieve the Company from its obligations to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, allowances can be established for amounts deemed uncollectible. There were no valuation allowances deemed necessary at December 31, 2010 and 2009, respectively. See Note 14 for further information about reinsurance.

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE

Property, equipment, leasehold improvements and capitalized software are stated at cost, less accumulated depreciation and amortization. Depreciation is calculated using the straight-line method over the estimated useful lives of the related assets. Certain costs of software developed or obtained for internal use are capitalized and amortized on a straight-line basis over the useful life of the software. Amortization of leasehold improvements is calculated using the straight-line method over the lesser of the term of the leases or the estimated useful life of the improvements.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     F. PROPERTY, EQUIPMENT AND CAPITALIZED SOFTWARE (CONTINUED)

The Company tests for the potential impairment of long-lived assets whenever events or changes in circumstances suggest that the carrying amounts may not be recoverable in accordance with ASC 360, "Accounting for the Impairment or Disposal of Long-Lived Assets." The Company recognizes impairment losses only when the carrying amounts of long-lived assets exceed the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the assets. In such cases, the Company reduces the carrying value of the asset to fair value. Fair values are estimated using discounted cash flow analysis.

     G. VOBA

VOBA reflects the estimated fair value of in-force contracts. VOBA represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is amortized over the life of the policies in relation to the emergence of estimated gross profits ("EGPs") from surrender charges, investment income, and mortality net of reinsurance ceded and expense margins and actual realized gain
(loss) on investments. Contract lives for variable universal life policies are estimated to be 30 years.

VOBA is reviewed periodically to ensure that the unamortized portion does not exceed the expected recoverable amount.

For the January 2, 2009 purchase of FAFLIC, negative VOBA was recognized to reduce the carrying value of the insurance liability to fair value. Negative VOBA pertains to the business outside of the closed block participating policies. In order to reflect the fair value of the policyholder liabilities required under purchase accounting, we determined the fair value of the policyholder liabilities using market participants' assumptions to determine the present value of benefit payments and maintenance expenses plus a risk margin based on the cost of holding capital to back the business. The resulting fair value of the policyholder liabilities was greater than the amount calculated using GAAP assumptions and is recorded as negative VOBA on the opening balance sheet. Since the Company's contracts do not have any future premiums, negative VOBA is amortized in proportion to the change in the underlying reserves for those policies outside of the closed block participating policies.

The carrying amount of VOBA is adjusted for the effects of realized and unrealized gains and losses on debt securities classified as available-for-sale and certain derivatives. See Note 13 for further information about VOBA.

     H. SEPARATE ACCOUNTS

Separate account assets and liabilities represent segregated funds administered and invested by the Company for the benefit of variable annuity and variable universal life insurance contractholders. Assets consist principally of mutual funds at fair value. The investment income and gains and losses of these accounts generally accrue to the contractholders and therefore, are not included in the Company's net income. However, the Company's net income reflects fees assessed and earned on fund values of these contracts. See Note 6 for further information about liabilities for minimum guarantees under ASC 944-80, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and Separate Accounts."

Separate account assets representing contract holder funds are measured at fair value and reported as a summary total in the Consolidated Balance Sheet, with an equivalent summary total reported for related liabilities.

     I. POLICY LIABILITIES AND ACCRUALS

Future policy benefits are liabilities for annuity, life, and health products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in-force. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2.0 % to 11.25 % for annuities and 2.5 % to 6.0 % for life insurance. Mortality, morbidity and withdrawal assumptions for all policies are based on the Company's own experience and industry standards.

Liabilities for universal life, variable universal life and variable annuities include deposits received from customers and investment earnings on their fund balances, less administrative charges. Universal life fund balances are also assessed mortality and surrender charges. Liabilities for variable annuities include a reserve for guaranteed minimum death benefits ("GMDB") in excess of contract values. See Note 6 for further information about liabilities for minimum guarantees.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     I. POLICY LIABILITIES AND ACCRUALS (CONTINUED)

Liabilities for outstanding claims and claims adjustment expenses are estimates of payments to be made on life and health insurance contracts for reported losses and claims adjustment expenses and estimates of losses and claims adjustment expenses incurred but not reported. These liabilities are determined using case basis evaluations and statistical analyses and represent estimates of the ultimate cost of all claims incurred but not paid. These estimates are continually reviewed and adjusted as necessary; such adjustments are reflected in current operations. See Note 16 for further information about outstanding claims, losses and loss adjustment expenses.

Contractholder deposit funds and other policy liabilities include deposit administration funds and immediate participation guarantee funds and consist of deposits received from customers and investment earnings on their fund balances.

Policy liabilities and accruals are based on the various estimates discussed above. Although the adequacy of these amounts cannot be assured, the Company believes that policy liabilities and accruals will be sufficient to meet future obligations of policies in-force. The amount of liabilities and accruals, however, could be revised in the near-term if the estimates discussed above are revised.

     J. PREMIUM, FEE REVENUE AND RELATED EXPENSES

Premiums for individual life insurance and individual and group annuity products, excluding universal life and investment-related products, are considered revenue when due. Benefits, losses and related expenses are matched with premiums, resulting in their recognition over the lives of the contracts. This matching is accomplished through the provision for future benefits, estimated and unpaid losses, amortization of value of business acquired and amortization of deferred policy acquisition costs. Revenues for investment-related products consist of net investment income and contract charges assessed against the fund values. Related benefit expenses include annuity benefit claims for guaranteed minimum death benefits in excess of contract values, and net investment income credited to the fund values after deduction for investment and risk charges.

Revenues for universal life and investment products consist of net investment income, with mortality, administration and surrender charges assessed against the fund values. Related benefit expenses include universal life benefit claims in excess of fund values and net investment income credited to universal life fund values. Certain policy charges such as enhanced crediting rates or bonus payments that represent compensation for services to be provided in future periods are classified as deferred sales inducements and amortized over the period benefited using the same assumptions used to amortize deferred acquisition costs. See Note 15 and Note 6 for further information regarding revaluation of DAC and deferred sales inducements.

     K. CLOSED BLOCK

The Company's wholly-owned subsidiary, FAFLIC, established and began operating a closed block ("Closed Block") for the benefit of participating policies, consisting of certain individual life insurance participating policies, individual deferred annuity contracts and supplementary contracts not involving life contingencies which were in-force as of FAFLIC's demutualization on October 16, 1995.

The purpose of the Closed Block is to benefit certain classes of policies and contracts for which the Company has a dividend scale payable. Unless the Commonwealth of Massachusetts Commissioner of Insurance consents to an earlier termination, the Closed Block will continue to be in effect until none of the Closed Block policies are in-force. FAFLIC allocated to the Closed Block assets in an amount that is expected to produce cash flows which, together with future revenues from the Closed Block, are reasonably sufficient to support the Closed Block, including provision for payment of policy benefits, certain future expenses and taxes, and for continuation of policyholder dividend scales payable in 1994 so long as the experience underlying such dividend scales continues.

FAFLIC expects that the factors underlying such experience will fluctuate in the future and policyholder dividend scales for the Closed Block will be set accordingly.

Although the assets and cash flow generated by the Closed Block inure solely to the benefit of the holders of policies included in the Closed Block, the excess of Closed Block liabilities over Closed Block assets as measured on a GAAP basis represent the expected future after-tax income from the Closed Block which may be recognized in income over the period the policies and contracts in the Closed Block remain in-force.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     K. CLOSED BLOCK (CONTINUED)

Profitability attributable to the Closed Block is ultimately paid to the policyholders via policy dividends. Dividend payable formulas are set before the outset of the calendar year, and adverse investment performance does not change the dividend liability to the policyholders. A trading fixed maturity portfolio was established to back the Closed Block policy liabilities to appropriately match fair value asset and liability movements. See Note 10 for further information about Closed Block.

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS

ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS (ASC 944). In October 2010, the FASB issued amended accounting principles regarding accounting for deferred acquisition costs effective for the fiscal year beginning after December 15, 2011. These principles were codified as Accounting Standards Update ("ASU") No. 2010-26, "Accounting for Costs Associated with Acquiring or Renewing Insurance Contracts." These principles clarify the costs that should be deferred by insurance entities when issuing and renewing insurance contracts and also specify that only costs related directly to successful acquisition of new or renewal contracts can be capitalized. All other acquisition-related costs should be expensed as incurred. As the Company is already in compliance with the provisions of this guidance, adoption of ASU No. 2010-26 will not have an effect on the Company's financial condition, results of operations or cash flows.

HOW INVESTMENTS HELD THROUGH SEPARATE ACCOUNTS AFFECT AN INSURER'S CONSOLIDATION ANALYSIS OF THOSE INVESTMENTS (ASC 810 AND 944). In April 2010, the FASB issued amended accounting principles codified as ASU No. 2010-15, "How Investments Held through Separate Accounts Affect an Insurer's Consolidation Analysis of Those Investments," which clarifies that an insurance entity should not generally consider any separate account interests held for the benefit of policy holders in an investment to be the insurer's interests and should not combine those interests with its general account interest in the same investment when assessing the investment for consolidation. In addition, the guidance clarifies that an insurer can retain the separate account's specialized industry accounting for consolidation, and would not have to consolidate an investment in which a separate account holds a controlling financial interest if the investment is not or would not be consolidated in the standalone financial statements of the separate account. ASU No. 2010-15 is effective for fiscal years beginning after December 15, 2010 and adoption will not have an effect on the Company's financial condition, results of operations or cash flows.

FAIR VALUE MEASUREMENTS AND DISCLOSURES (ASC 820). In January 2010, the FASB issued ASU No. 2010-06, "Fair Value Measurements and Disclosures (Topic 820) - Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 provides amended disclosure requirements related to fair value measurements. Certain of these disclosures were effective for the Company in 2010, while others are effective for financial statements issued for reporting periods beginning after December 15, 2010. Since these amended principles require only additional disclosures concerning fair value measurements, adoption did not and will not have an impact on the Company's consolidated financial condition, results of operations or cash flows.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS (ASC 320). In April 2009, the FASB issued amended accounting principles related to the recognition and presentation of other-than-temporary impairments (ASC 320). These amended principles prescribe that only the portion of an other-than-temporary impairment on a debt security related to credit loss is recognized in current period earnings, with the remainder recognized in other comprehensive income, if the holder does not intend to sell the security and it is more likely than not that the holder will not be required to sell the security prior to recovery. Previously, the entire other-than-temporary impairment was recognized in current period earnings. The Company adopted these amended accounting principles in the second quarter of 2009. Adoption of FASB ASC Topic 320 resulted in a cumulative effect adjustment, net of tax, of $7.9 million to increase accumulated other comprehensive loss with a corresponding decrease to accumulated deficit for the non-credit loss component of previously impaired securities that the Company neither intends to sell, nor is it more likely than not that the Company will be required to sell, before recovery of amortized cost.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     L. NEW AND ADOPTED ACCOUNTING PRONOUNCEMENTS (CONTINUED)

DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY (ASC 820). In April 2009, the FASB issued amended accounting principles related to determining fair value when the volume and level of activity for the asset or liability have significantly decreased and for identifying transactions that are not orderly (ASC 820). Specifically, these amended principles list factors which should be evaluated to determine whether a transaction is orderly; clarify that adjustments to transactions or quoted prices may be necessary when the volume and level of activity for an asset or liability have decreased significantly; and provide guidance for determining the concurrent weighting of the transaction price relative to fair value indications from other valuation techniques when estimating fair value. The Company adopted these amended accounting principles in the second quarter of 2009. Since the Company's fair value methodologies were consistent with these amended accounting principles, adoption did not affect the Company's financial condition, results of operations or cash flows.

TRANSFERS OF FINANCIAL ASSETS AND INTERESTS IN VARIABLE INTEREST ENTITIES ("VIE'S") (ASC 860 AND 810). In June 2009, the FASB issued amended accounting principles which change the accounting for securitizations and VIE's. These principles were codified as ASU No. 2009-16, "Transfers and Servicing (Topic
860) - Accounting for Transfers of Financial Assets" and ASU No. 2009-17, "Consolidations (Topic 810) - Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities" in December 2009. ASU No. 2009-16 eliminates the concept of Qualified Special Purpose Entity ("QSPE"), changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets, including securitization transactions and continuing involvement with transferred financial assets. ASU No. 2009-17 changes the determination of when a VIE should be consolidated. Under ASU No. 2009-17, the determination of whether to consolidate a VIE is based on the power to direct the activities of the VIE that most significantly impact the VIE's economic performance together with either the obligation to absorb losses or the right to receive benefits that could be significant to the VIE, as well as the VIE's purpose and design. ASU No. 2009-16 and 2009-17 are effective for fiscal years beginning after November 15, 2009. In February 2010, the FASB finalized a standard, which defers the requirements of ASU No. 2009-17 for certain interests in investment funds and certain similar entities. Adoption of ASU Nos. 2009-16 and 2009-17 on January 1, 2010 did not have a material effect on the Company's financial condition, results of operations or cash flows.

     M. RECLASSIFICATIONS

Certain reclassifications have been made to previously reported amounts to conform to the current presentation.

4. PURCHASE ACCOUNTING

In 2009, the acquisition of FAFLIC's assets and liabilities was recorded at fair value. Negative VOBA of $41.7 million was recorded to reduce the carrying value of the insurance liability to fair value and is included within other liabilities at fair value reported below. No goodwill was recorded on acquisition. $2.7 million was recorded as intangible assets for state licenses acquired and are included within other assets at fair value reported below.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed as of January 2, 2009 from the Company's purchase of FAFLIC.

FAIR VALUE (IN MILLIONS)          JANUARY 2, 2009
-------------------------------------------------
Assets:
Total investments at fair value       $1,029.3
Cash and cash equivalents                113.0
Other assets at fair value               410.2
Separate account assets                  263.4
                                      --------
   Total assets acquired               1,815.9
Liabilities:
Policyholder account balances          1,325.8
Other liabilities at fair value          120.9
Separate account liabilities             263.4
                                      --------
   Total liabilities assumed           1,710.1

Total purchase price                  $  105.8
                                      ========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

5. SIGNIFICANT TRANSACTIONS

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow Capital Reinsurance Company, Limited ("Arrow"), a Bermuda domiciled Reinsurance Company. As part of this reinsurance agreement, the returns associated with the derivatives hedging program supporting the variable annuity products are passed to Arrow. In addition, in connection with this transaction, on December 31, 2009, with the approval of the Commonwealth of Massachusetts Commissioner of Insurance, the Company paid a dividend of $60.0 million to Goldman Sachs. See
Note 14 for further information on reinsurance.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with Metropolitan Life Insurance Company ("MetLife") where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to MetLife in connection with the transaction.

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of the life insurance subsidiaries of Universal American Corporation ("UAC"). Subsequently, on October 29, 2010, December 8, 2010 and December 23, 2010, the Company assigned all of its rights, titles, interests and privileges and certain duties and obligations related to the block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene Life Re, Ltd ("Athene"), a Bermuda domiciled reinsurance company. Upon closing of the transactions, the Company paid a total novation fee of $1.2 million to UAC and its life insurance subsidiary American Progressive Life and Health Insurance Company of New York ("American Progressive"). See Note 14 for further information on reinsurance.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with The Lincoln National Life Insurance Company ("Lincoln National"). Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln National, thereby reducing mortality exposure for the Company. See Note 14 for further information on reinsurance.

On January 2, 2009, the Company acquired FAFLIC, a subsidiary of THG, comprising primarily traditional life insurance products, group retirement products and a Guaranteed Investment Contract. As a result of the transaction, FAFLIC became a wholly- owned subsidiary of the Company. As part of this transaction, the Company paid a purchase price of $105.8 million and assumed general account reserves of $1.3 billion. See Note 4 for further information on purchase accounting.

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

GUARANTEED MINIMUM DEATH BENEFITS

The Company has issued variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contractholders with a guarantee that the benefit received at death will be no less than a prescribed minimum amount. This amount is based on either the net deposits paid into the contract, the net deposits accumulated at a specified rate, the highest historical account value on a contract anniversary, or more typically, the greatest of these values. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table summarizes the liability for GMDB contracts reflected in the general account. The GMDB exposure includes reinsurance assumed, however, modified coinsurance is excluded as it provides negligible GMDB reserves and significant account values:

FOR THE YEARS ENDED DECEMBER 31,    2010      2009
---------------------------------------------------
(IN MILLIONS)
Beginning balance                  $239.4   $ 315.0
Provision for GMDB:
   GMDB expense incurred             39.8      40.3
   Volatility (1)                    14.9     (19.0)
                                   ----------------
                                     54.7      21.3
Claims, net of reinsurance:
   Claims from policyholders        (70.4)   (102.3)
   Claims ceded to reinsurers        64.0      99.3
                                   ----------------
                                     (6.4)     (3.0)
GMDB reinsurance premium            (71.0)    (93.9)
                                   ----------------
Ending balance                     $216.7   $ 239.4
                                   ================

(1) Volatility reflects the difference between actual and expected investment performance, persistency, age distribution, mortality and other factors that are assumptions within the GMDB reserving model.

The reserve represents estimates, over a range of stochastic scenarios, of the present value of future GMDB net benefits expected to be paid less the present value of future GMDB net fees charged to the policyholders.

The following information relates to the reserving methodology and assumptions for GMDB at December 31, 2010 and 2009.

     - The projection model uses 500 stochastically generated return scenarios with mean performance ranging from 5% to 10% depending on the underlying fund type.

     - Implied volatilities by duration are based on a combination of over the counter quotes (when available) and historical volatilities. For 2010, volatility assumptions range from 23% to 42%, varying by equity fund type and duration; 6% for bond funds; and 1% for money market funds. For 2009, volatility assumptions range from 26% to 69%, varying by equity fund type and duration; 7% to 13% for bond funds; and 0% to 2% for money market funds.

     - The mortality assumptions are factors of the 1994 GMDB table based on company experience varying by age and gender. Mortality improvement of 1% per year for 10 years is assumed.

     - The full surrender rate assumption varies from 1% to 35% depending on distribution channel, contract type, policy duration, and attained age. The aggregate projected full surrender rates for 2011 and 2012 are approximately 11% and 10%, respectively (full surrender rates include annuitizations, but they do not reflect partial withdrawals or deaths).

     - The partial withdrawal rate assumption varies by distribution channel, tax qualified status, and attained age. Total projected partial withdrawals are from 6% - 7% for all years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

The following table presents the account value, net amount at risk and average attained age of underlying contractholders for guarantees in the event of death as of December 31, 2010 and 2009. The net amount at risk is the death benefit coverage in-force or the amount that the Company would have to pay if all contractholders had died as of the specified date, and represents the excess of the guaranteed benefit over the account value.

DECEMBER 31,
(IN MILLIONS, EXCEPT FOR CONTRACTHOLDER INFORMATION)       2010       2009
----------------------------------------------------------------------------
Net deposits paid
   Account value                                         $  2,732   $  2,762
   Net amount at risk                                    $     22   $     44
   Average attained age of contractholders                     63         62
Ratchet (highest historical account value at specified
   anniversary dates)
   Account value                                         $    756   $    807
   Net amount at risk                                    $     90   $    162
   Average attained age of contractholders                     68         68
Roll-up (net deposits accumulated at a specified rate)
   Account value                                         $     45   $     49
   Net amount at risk                                    $     24   $     29
   Average attained age of contractholders                     79         79
Higher of ratchet or roll-up
   Account value                                         $  2,706   $  2,821
   Net amount at risk                                    $  1,326   $  1,638
   Average attained age of contractholders                     75         74
Total of guaranteed benefits categorized above
   Account value                                         $  6,239   $  6,439
   Net amount at risk                                    $  1,462   $  1,873
   Average attained age of contractholders
      (weighted by account value)                              69         68
Number of contractholders                                 146,931    162,403

GUARANTEED MINIMUM INCOME BENEFIT

Additionally, the Company previously issued variable annuity contracts with a guaranteed minimum income benefit ("GMIB") feature. The GMIB liability as of December 31, 2010 was $11.9 million with a benefit paid of approximately $10.5 million for the year ended December 31, 2010. The GMIB liability at December 31, 2009 was $21.3 million with a benefit paid of approximately $1.0 million for the year ended December 31, 2009. Similar to the approach employed to value the GMDB reserve, the fair value reserve for the GMIB feature was computed using a risk neutral approach. The reserve was determined by estimating the present value of future GMIB benefits expected to be paid less the present value of future GMIB fees charged to the policyholders, over a range of stochastic scenarios.

SALES INDUCEMENTS

The Company's variable annuity product offerings included contracts that offered enhanced crediting rates or bonus payments. The following reflects the changes to the deferred sales inducement asset:

FOR THE YEARS ENDED DECEMBER 31,   2010   2009
----------------------------------------------
(IN MILLIONS)
Balance at beginning of year       $ --   $0.5
Acquisition expenses deferred       0.3    0.3
Reinsurance treaty impacts         (0.3)  (0.8)
                                   -----------
Balance at end of year             $ --   $ --
                                   ===========

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

6. LIABILITIES FOR MINIMUM GUARANTEES UNDER ASC 944 - 80, ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS (CONTINUED)

SEPARATE ACCOUNTS WITH CREDITED INTEREST GUARANTEES

The Company issued variable annuity and life contracts through its separate accounts for which net investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contractholder the total deposits made to the contract less any partial withdrawals plus a minimum return.

The market value adjusted ("MVA") product attributable to Protective Life Insurance Company ("Protective") was assumed on a modified coinsurance basis. Therefore, the assets related to these liabilities are recorded as a modified coinsurance receivable which is included within recoverable from reinsurers. See
Note 14 for further information on reinsurance.

The Company had the following variable annuities with guaranteed minimum returns:

DECEMBER 31,                                  2010         2009
------------------------------------------------------------------
(IN MILLIONS)
Account value                              $     23.8   $     31.0
Range of guaranteed minimum return rates    2.8 - 5.7%   2.8 - 6.5%

Account balances of these contracts with guaranteed minimum returns were invested as follows:

DECEMBER 31,                    2010    2009
--------------------------------------------
(IN MILLIONS)
Asset Type:
   Fixed maturities            $28.7   $28.8
   Cash and cash equivalents     5.6    10.4
                               -------------
Total                          $34.3   $39.2
                               =============

7. INVESTMENTS

     A. FIXED MATURITIES AND EQUITY SECURITIES

The amortized cost and fair value for fixed maturities and equity securities were as follows:

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     FAIR
DECEMBER 31, 2010                               COST (1)      GAINS       LOSSES       VALUE
---------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                        $  469.5     $ 12.4       $(15.7)    $  466.2
States and political subdivisions                  293.5        5.9         (3.8)       295.6
Foreign governments                                  2.0         --           --          2.0
Corporate fixed maturities                         976.2      110.4         (5.9)     1,080.7
Structured securities                              906.4       99.7         (6.3)       999.8
                                                --------     ------       ------     --------
Total available-for-sale fixed maturities       $2,647.6     $228.4       $(31.7)    $2,844.3
                                                ========     ======       ======     ========
Equity securities                               $    0.1     $   --       $   --     $    0.1
                                                ========     ======       ======     ========

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

AVAILABLE-FOR-SALE FIXED MATURITIES AND EQUITY SECURITIES

                                                              GROSS       GROSS
                                               AMORTIZED   UNREALIZED   UNREALIZED     OTTI        FAIR
DECEMBER 31, 2009                               COST (1)      GAINS       LOSSES     LOSSES(2)     VALUE
---------------------------------------------------------------------------------------------------------
(IN MILLIONS)
U.S. Treasury securities and U.S. government
   and agency securities                       $  729.7      $  5.6       $(34.3)      $  --     $  701.0
States and political subdivisions                 162.2         4.5         (1.6)         --        165.1
Foreign governments                                32.5         0.7         (0.2)         --         33.0
Corporate fixed maturities                      1,192.3        99.5         (2.8)         --      1,289.0
Structured securities                             681.1        97.1         (8.7)       (3.2)       766.3
                                               ----------------------------------------------------------
Total available-for-sale fixed maturities      $2,797.8      $207.4       $(47.6)       (3.2)    $2,954.4
                                               ==========================================================
Equity securities                              $    0.1      $   --       $   --       $  --     $    0.1
                                               ==========================================================

(1) Amortized cost for available-for-sale fixed maturities and cost for equity securities.

(2) Represents the before tax non-credit OTTI loss recorded as a component of accumulated other comprehensive income for assets still held at the reporting date.

At December 31, 2010 and 2009, the amortized cost and fair value of the assets on deposit with various state and governmental authorities were $70.2 million and $76.1 million, and $97.3 million and $79.4 million, respectively.

The Company entered into various derivative and other arrangements that required assets, such as cash and fixed maturities, to be pledged or received as collateral. At December 31, 2010 and 2009, cash and fixed maturities held as collateral were $15.4 million and $55.7 million, respectively.

The amortized cost and fair value by maturity periods for fixed maturities are shown below. Actual maturities may differ from contractual maturities, because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties, or the Company may have the right to put or sell the obligations back to the issuers. Structured securities are included in the category representing their ultimate maturity.

The maturity distribution for available-for-sale fixed maturity securities is as follows:

                                                             DECEMBER 31,
                                         DECEMBER 31, 2010       2010
                                          AMORTIZED COST      FAIR VALUE
-------------------------------------------------------------------------
(IN MILLIONS)
Due in one year or less                       $   32.7         $   33.4
Due after one year through five years            169.6            185.1
Due after five years through ten years           580.7            629.5
Due after ten years                            1,864.6          1,996.3
                                              -------------------------
Total                                         $2,647.6         $2,844.3
                                              =========================

     B. DERIVATIVE INSTRUMENTS

The Company manages its risk through the purchase of equity derivative put options and equity futures used to protect against increases in GMDB liability in the event that the market grows at a rate below LIBOR; trading in interest rate derivatives to manage certain guaranteed crediting rate risks; and trading in credit derivatives to manage counterparty risk on reinsurance transactions. In addition, the Company invests in exchange traded futures and options as part of its overall diversification and total return objectives.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The Company has reinsurance contracts that are accounted for on a modified coinsurance arrangement. Under a traditional modified coinsurance arrangement, the ceding company owns the assets backing the liabilities and transfers their book investment returns to the reinsurer. The reinsurance contract represents a hybrid instrument that is bifurcated into its host contract and embedded derivative components. An embedded derivative exists because the arrangement exposes the reinsurer to third-party credit risk.

The Company does not employ hedge accounting.

Management monitors the Company's derivative activities by reviewing portfolio activities and risk levels. Management also oversees all derivative transactions to ensure that the types of transactions entered into and the results obtained from those transactions are consistent with both the Company's risk management strategy and Company policies and procedures.

The fair value of the derivative assets and liabilities were as follows:

AS OF DECEMBER 2010
(IN MILLIONS, EXCEPT NUMBER OF CONTRACTS)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 30.5        $  --         7,614
   Foreign currency swap                                            1.6           --             1
   GMDB product derivatives                                        23.9           --       331,192
   Credit                                                            --          1.1             3
   Embedded derivatives under modified coinsurance contracts       59.0         96.9             2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $115.0        $98.0       338,812
                                                                 =================================

   Fair value included within total assets                       $115.0
                                                                 ======

   Fair value included within total liabilities                                $98.0
                                                                               =====

As of December 2009
(In millions, except number of contracts)

                                                               DERIVATIVE    DERIVATIVE   NUMBER OF
                                                                 ASSETS     LIABILITIES   CONTRACTS
                                                               ------------------------------------
DERIVATIVE CONTRACTS
   Equity and non-hedging futures                                $ 24.5        $   --        5,920
   Foreign currency swap                                            2.1            --            1
   GMDB product derivatives                                        63.4            --      240,642
   Credit                                                            --           2.2            4
   Embedded derivatives under modified coinsurance contracts       59.3         135.2            2
                                                                 ---------------------------------
   Gross fair value of derivative contracts                      $149.3        $137.4      246,569
                                                                 =================================

   Fair value included within total assets                       $149.3
                                                                 ======

   Fair value included within total liabilities                                $137.4
                                                                               ======

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     B. DERIVATIVE INSTRUMENTS (CONTINUED)

The derivative gains and losses for the year ended December 31, 2010 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $(4.4)
Foreign currency swap                 (Gains)/losses on derivative instruments           (0.6)
GMDB product derivatives              (Gains)/losses on derivative instruments          (65.5)
Credit default swaps                  (Gains)/losses on derivative instruments           (1.6)
Embedded derivatives under modified
   coinsurance contacts               (Gains)/losses on derivative instruments
                                                                                         72.6
                                                                                        -----
TOTAL GAIN                                                                              $ 0.5
                                                                                        =====

The derivative gains and losses for the year ended December 31, 2009 is reported as follows:

                                                                                 AMOUNT OF GAIN/(LOSS)
                                      LOCATION OF GAIN/(LOSS) RECOGNIZED IN       RECOGNIZED IN INCOME
DERIVATIVE CONTRACTS                  INCOME ON DERIVATIVES                          ON DERIVATIVES
------------------------------------------------------------------------------------------------------
General account derivatives           Net realized investment gains/(losses)            $   2.4
Foreign currency swap                 Losses/(gains) on derivative instruments              2.0
GMDB product derivatives              Losses/(gains) on derivative instruments           (138.2)
Credit default swaps                  Losses/(gains) on derivative instruments             (6.9)
Embedded derivatives under modified
   coinsurance contacts               Losses/(gains) on derivative instruments            115.6
                                                                                        -------
Total loss                                                                              $ (25.1)
                                                                                        =======

     C. UNREALIZED GAINS AND LOSSES

Unrealized gains and losses on available-for-sale fixed maturities, equity securities and other securities included in accumulated other comprehensive income are summarized as follows:

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
------------------------------------------------------------------------------------------
(IN MILLIONS)
2010
Net appreciation, beginning of year                      $66.6            $--        $66.6
                                                         ---------------------------------
   Net appreciation on available-for-sale securities      39.9             --         39.9
   Net effect on value of business acquired,
      and on policy liabilities                            2.6             --          2.6
   Provision for deferred federal income taxes           (14.9)            --        (14.9)
                                                         ---------------------------------
                                                          27.6             --         27.6
                                                         ---------------------------------
Net appreciation, end of year                            $94.2            $--        $94.2
                                                         =================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     C. UNREALIZED GAINS AND LOSSES (CONTINUED)

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2009
Net depreciation, beginning of year                      $ (8.3)        $(16.7)      $(25.0)
                                                         ----------------------------------
   Cumulative effect of change in accounting
      principle, net of income tax                         (7.9)            --         (7.9)
                                                         ----------------------------------
   Net appreciation on available-for-sale securities      199.2           25.4        224.6
   Net effect on value of business acquired, and on
      policy liabilities                                  (71.5)            --        (71.5)
   Provision for deferred federal income taxes            (44.9)          (8.7)       (53.6)
                                                         ----------------------------------
                                                           82.8           16.7         99.5
                                                         ----------------------------------
Net appreciation, end of year                            $ 66.6         $   --       $ 66.6
                                                         ==================================

                                                                        EQUITY
                                                         FIXED      SECURITIES AND
DECEMBER 31,                                           MATURITIES       OTHER        TOTAL
-------------------------------------------------------------------------------------------
(IN MILLIONS)
2008
Net appreciation/(depreciation), beginning of year       $  0.4         $ (3.6)      $ (3.2)
                                                         ----------------------------------
   Net depreciation on available-for-sale securities      (28.8)         (20.1)       (48.9)
   Net effect on value of business acquired,
      and on policy liabilities                            15.4             --         15.4
   Benefit for deferred federal income taxes                4.7            7.0         11.7
                                                         ----------------------------------
                                                           (8.7)         (13.1)       (21.8)
                                                         ----------------------------------
Net depreciation, end of year                            $ (8.3)        $(16.7)      $(25.0)
                                                         ==================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     D. OTHER-THAN-TEMPORARY IMPAIRMENT

The table below presents a rollforward of the cumulative credit loss component of OTTI impairment losses recognized in earnings on fixed maturity securities still held by the Company at December 31, 2010 and 2009, respectively for which a portion of the OTTI losses were recognized in other comprehensive income:

                                                                        2010    2009
                                                                       -------------
BALANCE AT BEGINNING OF YEAR                                           $ 5.0   $  --

Credit loss component of OTTI loss not reclassified to other
comprehensive income in the cumulative effect transition adjustment       --    10.3

Additions:
Initial impairments - credit loss OTTI recognized on securities  not
   previously impaired                                                    --     0.5
Additional impairments - credit loss OTTI recognized on securities
   previously impaired                                                    --     0.2

Reductions:
Due to sales (or maturities, pay downs or prepayments) during the
   period of securities previously credit loss OTTI impaired            (1.3)   (6.0)
                                                                       -------------
BALANCE AT END OF YEAR                                                 $ 3.7   $ 5.0
                                                                       =============

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION

The following table provides information about the Company's available-for-sale fixed maturities that have been continuously in an unrealized loss position.

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2010                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $16.5      $413.0           69
   Greater than 12 months                           9.2        43.8            7
                                                  ------------------------------
Total investment grade fixed maturities           $25.7      $456.8           76
                                                  ------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 2.4      $ 73.6           16
   Greater than 12 months                           3.6        17.5           10
                                                  ------------------------------
Total below-investment-grade fixed maturities       6.0        91.1           26
                                                  ------------------------------
Total fixed maturities                            $31.7      $547.9          102
                                                  ==============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $19.5 million at December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

7. INVESTMENTS (CONTINUED)

     E. SECURITIES IN A CONTINUOUS UNREALIZED LOSS POSITION (CONTINUED)

                                                  GROSS                    NUMBER OF
DECEMBER 31, 2009                               UNREALIZED    FAIR   SECURITIES WITH GROSS
(IN MILLIONS)                                     LOSSES      VALUE    UNREALIZED LOSSES
------------------------------------------------------------------------------------------
Investment grade fixed maturities (1):
   0-12 months                                    $41.9      $754.4            78
   Greater than 12 months                           1.5        35.2            15
                                                  -------------------------------
Total investment grade fixed maturities           $43.4      $789.6            93
                                                  -------------------------------
Below investment grade fixed maturities:
   0-12 months                                    $ 4.7      $ 59.7            17
   Greater than 12 months                           2.7        12.4             3
                                                  -------------------------------
Total below-investment-grade fixed maturities       7.4        72.1            20
                                                  -------------------------------
Total fixed maturities                            $50.8      $861.7           113
                                                  ===============================

(1) Includes gross unrealized losses for investment grade fixed maturity obligations of the U.S. Treasury, U.S. government and agency securities, states, and political subdivisions of $35.9 million at December 31, 2009.

     F. VARIABLE INTEREST ENTITY

During 2010, the Company, through its subsidiary FAFLIC, held a GIC through Allmerica Global Funding ("AGF"), a Cayman Islands based entity. AGF was formed as a special purpose vehicle solely for the purposes of issuing debt instruments to third party investors and used the proceeds to purchase investment contracts from the Company. There was one medium term note outstanding as of December 31, 2010 and December 31, 2009 for $16.0 million and $16.6 million respectively with a 6.0% fixed rate, issued in June 1999, and maturing in April 2011. AGF is a VIE and is consolidated within the Company as the Company is the primary beneficiary.

     G. OTHER

As of December 31, 2010 and 2009, the Company's only investment at fair value that exceeded 10% of shareholder's equity was in U.S. Treasuries for $369.7 million and $497.0 million, respectively.

8. INVESTMENT INCOME AND GAINS AND LOSSES

     A. NET INVESTMENT INCOME

The components of net investment income were as follows:

FOR THE YEARS ENDED DECEMBER 31,                                 2010     2009     2008
----------------------------------------------------------------------------------------
(IN MILLIONS)
Fixed maturities - interest and other income                   $ 227.6   $206.5   $ 53.4
Fixed maturities - change in fair value on trading securities      7.8     27.5       --
Equity securities                                                   --      3.9      8.0
Policy loans                                                      21.7     19.4      5.2
Modco interest income                                             70.3     68.7     62.7
Short-term investments and miscellaneous (loss) / income          (7.1)     2.7     (0.5)
                                                               -------------------------
   Gross investment income                                       320.3    328.7    128.8
Less modco interest expense                                     (122.6)      --       --
Less investment expenses                                          (6.3)    (5.4)    (3.2)
                                                               -------------------------
Net investment income                                          $ 191.4   $323.3   $125.6
                                                               =========================

The Company had no fixed maturities on non-accrual status at December 31, 2010, 2009 or 2008. The Company had no fixed maturities which were non-income producing at December 31, 2010, 2009 or 2008.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

8. INVESTMENT INCOME AND GAINS AND LOSSES (CONTINUED)

     B. NET REALIZED INVESTMENT GAINS AND LOSSES

Net realized gains and (losses) on investments were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010    2009    2008
---------------------------------------------------------------
(In millions)
Available-for-sale fixed maturities      $94.2   $22.5   $(38.0)
Trading fixed maturities                   1.1     7.3       --
Equity securities                           --    (9.7)   (14.5)
Other investments                         (4.3)    2.5      2.9
                                         ----------------------
Net realized investment gains/(losses)   $91.0   $22.6   $(49.6)
                                         ======================

The proceeds from voluntary sales of available-for-sale fixed maturities and the gross realized gains and gross realized losses on those sales were as follows:

                                   PROCEEDS FROM
                                      VOLUNTARY     GROSS    GROSS
FOR THE YEARS ENDED DECEMBER 31,        SALES       GAINS   LOSSES
------------------------------------------------------------------
(IN MILLIONS)

2010
Fixed maturities                      $1,683.3     $105.6    $12.8

2009
Fixed maturities                      $1,354.8     $ 57.3    $38.5

2008
Fixed maturities                      $1,550.8     $ 12.6    $50.6

The Company recognized other-than-temporary impairments on fixed maturities of $0.0 million and $7.4 million in 2010 and 2009, respectively. There were no other-than-temporary impairments on equity securities in 2010 and 2009, respectively. In 2008, the Company recognized other-than-temporary impairments on fixed maturities of $27.5 million and other-than-temporary impairments on equity securities of $14.5 million.

     C. OTHER COMPREHENSIVE INCOME RECONCILIATION

The following table provides a reconciliation of gross unrealized gains/(losses) to the net balance shown in the Consolidated Statements of Comprehensive Income/(Loss):

FOR THE YEARS ENDED DECEMBER 31,                                                        2010    2009     2008
--------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Unrealized appreciation/(depreciation) on available-for-sale securities:

Unrealized holding gains/(losses) arising during period (net of income tax
   (expense)/benefit of $(47.9), $(58.2) and $30.2 million in 2010, 2009 and 2008,
   respectively)                                                                       $88.8   $108.0   $(56.1)

Less: reclassification adjustment for gains/(losses) included in net income (net of income tax expense/(benefit) of $33.0, $4.5 and $(18.5) million in 2010, 2009 and
   2008, respectively)                                                                  61.2      8.5    (34.3)
                                                                                       -----------------------
Total available-for-sale securities                                                     27.6     99.5    (21.8)
                                                                                       -----------------------
Net unrealized appreciation/(depreciation) on available-for-sale securities            $27.6   $ 99.5   $(21.8)
                                                                                       =======================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price).

The best evidence of fair value is a quoted price in an active market. If listed prices or quotations are not available, fair value is determined by reference to prices of similar instruments and quoted prices or recent prices in less active markets.

U.S. GAAP has a three-level fair value hierarchy for disclosure of fair value measurements. The fair value hierarchy prioritizes inputs to the valuation techniques used to measure fair value, giving the highest priority to level 1 inputs and the lowest priority to level 3 inputs. A financial instrument's level in the fair value hierarchy is based on the lowest level of any input that is significant to fair value measurement. The three levels of the fair value hierarchy are described below:

BASIS OF FAIR VALUE MEASUREMENT

Level 1 Inputs are unadjusted quoted prices in active markets to which the Company had access to at the measurement date for identical, unrestricted assets and liabilities.

Level 2 Inputs to valuation techniques are observable either directly or indirectly.

Level 3 One or more inputs to valuation techniques are significant and unobservable.

The following tables set forth by level within the fair value hierarchy financial assets and liabilities accounted for at fair value under ASC 820 as of December 31, 2010 and 2009. As required by ASC 820, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

DECEMBER 31, 2010 (IN MILLIONS)                       LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
---------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                         $  367.4   $   98.8    $  --    $  466.2
   States and political subdivisions                       --      295.6       --       295.6
   Foreign governments                                    2.0         --       --         2.0
   Corporate fixed maturities                              --    1,080.4      0.3     1,080.7
   Structured securities                                   --      999.8       --       999.8
                                                     ----------------------------------------
       Total available-for-sale fixed maturities        369.4    2,474.6      0.3     2,844.3
                                                     ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
       and agency securities                              2.3        2.7       --         5.0
   States and political subdivisions                       --       29.2       --        29.2
   Corporate fixed maturities                              --      302.4       --       302.4
   Structured securities                                   --      189.8       --       189.8
                                                     ----------------------------------------
       Total trading fixed maturities                     2.3      524.1       --       526.4
                                                     ----------------------------------------
   Equity securities                                      0.1         --       --         0.1
Derivative instruments receivable
   Interest rate contracts                                 --       11.5       --        11.5
   Foreign currency contracts                              --        1.6       --         1.6
   Equity market contracts                               30.5       11.2      1.2        42.9
   Embedded derivative within asset host contract          --         --     59.0        59.0
                                                     ----------------------------------------
       Total derivative instruments receivable           30.5       24.3     60.2       115.0
                                                     ----------------------------------------
   Separate account assets                            4,023.6         --       --     4,023.6
                                                     ----------------------------------------
   Total assets at fair value                        $4,425.9   $3,023.0    $60.5    $7,509.4
                                                     ========================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

DECEMBER 31, 2010 (IN MILLIONS)                          LEVEL 1   LEVEL 2    LEVEL 3    TOTAL
-----------------------------------------------------------------------------------------------
Financial Liabilities
   Derivative instruments payable
      Credit contracts                                     $--       $0.6      $  0.5    $  1.1
      Embedded derivative within liability host contract    --         --        96.9      96.9
                                                           ------------------------------------
      Total derivative instruments payable                  --        0.6        97.4      98.0
                                                           ------------------------------------
      Closed Block policy liabilities                       --         --       688.3     688.3
                                                           ------------------------------------
      Total liabilities at fair value                      $--       $0.6      $785.7    $786.3
                                                           ====================================

DECEMBER 31, 2009 (IN MILLIONS)                    LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
------------------------------------------------------------------------------------------
Financial Assets
Available-for-sale fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                       $  483.9   $  217.1    $   --   $  701.0
   States and political subdivisions                    --      165.1        --      165.1
   Foreign governments                                13.7       19.3        --       33.0
   Corporate fixed maturities                           --    1,288.7       0.3    1,289.0
   Structured securities                                --      723.7      42.6      766.3
                                                  ----------------------------------------
      Total available-for-sale fixed maturities      497.6    2,413.9      42.9    2,954.4
                                                  ----------------------------------------
Trading fixed maturities
   U.S. Treasury securities and U.S. Government
      and agency securities                           13.0        2.7        --       15.7
   States and political subdivisions                    --       27.9        --       27.9
   Corporate fixed maturities                           --      222.7        --      222.7
   Structured securities                                --      158.2        --      158.2
                                                  ----------------------------------------
      Total trading fixed maturities                  13.0      411.5        --      424.5
                                                  ----------------------------------------
   Equity securities                                   0.1         --        --        0.1
   Derivative instruments receivable                  24.5       63.4      61.4      149.3
   Separate account assets                         4,186.5         --        --    4,186.5
                                                  ----------------------------------------
   Total assets at fair value                     $4,697.2   $2,913.3    $104.3   $7,714.8
                                                  ========================================
Financial Liabilities
   Derivative instruments payable                 $     --   $    2.2    $135.2   $  137.4
   Closed Block policy liabilities                      --         --     684.1      684.1
                                                  ----------------------------------------
   Total liabilities at fair value                $     --   $    2.2    $819.3   $  821.5
                                                  ========================================

CASH INSTRUMENTS

The Company's cash instruments are generally classified within level 1 or level
2.

LEVEL 1 CASH INSTRUMENTS:

Level 1 cash instruments include U.S. Treasury, agency and government guaranteed fixed maturity securities, foreign government securities and mutual funds held in separate accounts. Level 1 instruments are valued using quoted market prices for identical unrestricted instruments in active markets.

LEVEL 2 CASH INSTRUMENTS:

Level 2 cash instruments include fixed maturity securities and equity securities for which quoted market prices from active markets are not available. Level 2 cash instruments are priced using observable inputs, which can be verified to quoted prices, recent trading activity for identical or similar instruments, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. Consideration is given to the nature of the quotations and the relationship of recent market activity to the prices provided from alternative pricing sources. The Company does not make valuation adjustments to level 2 instruments.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

LEVEL 3 CASH INSTRUMENTS:

Level 3 cash instruments have one or more significant valuation inputs that are not observable. Absent evidence to the contrary, level 3 investments are initially valued at transaction price, which is considered to be the best initial estimate of fair value. Subsequently, the Company uses other methodologies to determine fair value, which vary based on the type of instrument.

Valuation inputs and assumptions are changed when corroborated by substantive observable evidence, including values realized on sales of level 3 assets.

STRUCTURED SECURITIES. In 2009, certain structured securities were valued using the market approach. Valuation was based primarily on matrix pricing or other similar techniques that utilized inputs that were unobservable. At December 31, 2010, these securities were valued using observable inputs and, accordingly, are included in level 2.

DERIVATIVE CONTRACTS

LEVEL 1 DERIVATIVE CONTRACTS:

Level 1 derivatives include exchange traded futures as they are actively traded and are valued at their quoted market price.

LEVEL 2 DERIVATIVE CONTRACTS:

Level 2 derivatives include most types of derivative instruments utilized by the Company and include derivatives for which all significant valuation inputs are corroborated by market evidence. These derivative contracts are principally valued using an income approach. The Company calculates the fair value of derivative assets by discounting future cash flows at a rate that incorporates counterparty credit spreads and the fair value of derivative liabilities by discounting future cash flows at a rate that incorporates the Company's own credit spreads.

When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence.

INTEREST RATE DERIVATIVES. Valuations for non-option based derivatives are based on present value techniques, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and repurchase rates. Valuations for option based derivatives are based on option pricing models, which utilize significant inputs that may include the swap yield curve, LIBOR basis curves, and interest rate volatility.

FOREIGN CURRENCY DERIVATIVES. Prices for currency derivatives based on the exchange rates of leading industrialized nations, including those with longer tenors, are generally transparent.

EQUITY MARKET DERIVATIVES. Exchange traded and OTC equity derivatives generally have observable market prices, except for contracts with long tenors or reference prices that differ significantly from current market prices.

CREDIT DERIVATIVES. Credit derivatives are valued using inputs that may include credit correlation, repurchase rates and the extrapolation beyond observable limits of the swap yield curve and credit curves.

LEVEL 3 DERIVATIVE CONTRACTS:

Level 3 derivatives include credit derivatives and equity market derivatives, which are valued as described in level 2 but have significant unobservable inputs and also includes embedded derivatives which are principally valued using an income approach as explained in detail below. For level 3 equity derivatives, significant level 3 inputs generally include equity volatility inputs for options that are very long-dated. Valuations are based on present value techniques, which may utilize the swap yield curve and the spot equity and bond index level with significant unobservable inputs.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

FAIR VALUE OF OTHER ASSETS AND LIABILITIES

EMBEDDED DERIVATIVES RELATED TO GUARANTEED MINIMUM BENEFITS

These embedded derivatives are principally valued using an income approach. Valuations are based on option pricing techniques, which utilize significant inputs that may include swap yield curve and implied volatilities. These embedded derivatives result in Level 3 classification because one or more of the significant inputs are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. Significant unobservable inputs generally include the extrapolation beyond observable limits of the swap yield curve and implied volatilities, actuarial assumptions for policyholder behavior and mortality and the potential variability in policyholder behavior and mortality, nonperformance risk, counterparty credit spreads and cost of capital for purposes of calculating the risk margin.

CLOSED BLOCK POLICY LIABILITIES

The fair value of the Closed Block policy liabilities is calculated as the sum of the fair value of Closed Block assets, an adjustment to the fair value of Closed Block assets for non-performance risk, fair value of the Closed Block maintenance expenses, and a risk margin based on the cost of holding capital to back the Closed Block.

The estimated fair value for the provision for maintenance expense is determined by calculating the annual cost associated with administering the applicable policies, including servicing costs as well as provisions for overhead, both adjusted for inflation. The annual cost is discounted at a fair value rate, approximating risk free, with a provision for non-performance risk.

The estimated fair value for the provision for cost of capital is determined by calculating an annual cost inherent in having to hold risk capital to back the business. This amount is generally determined by using standard regulatory metrics to determine how much capital should be held. The amount of capital held is reduced by the net investment income that would be earned from the assets backing the capital. The annual cost is discounted at a rate determined to approximate a market participant's hurdle rate.

As the liability cash flows in total are based on the asset cash flows, the basic value of the liabilities are equal to the fair value of the Closed Block assets. By utilizing market participant assumptions, the Closed Block policy liabilities contain unobservable inputs resulting in a fair value measurement of level 3.

TRANSFERS INTO OR OUT OF LEVEL 3:

Overall, transfers into and/or out of Level 3 are attributable to a change in the observability of inputs. Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable. Transfers into and/or out of any level are assumed to occur at the beginning of the period. Accordingly, the tables do not include gains or losses that were reported in level 3 in prior periods for financial instruments that were transferred out of level 3 prior to the end of the period.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

The tables below sets forth a summary of changes in the fair value of the Company's level 3 financial assets and liabilities for the years ended December 31, 2010 and 2009. The tables reflects gains and losses for the full year for all financial assets and liabilities categorized as level 3 as at December 31, 2010 and December 31, 2009.

                                                                     NET
                                                                  UNREALIZED
                                                                    GAINS/
                                                                   (LOSSES)
                                                                 RELATING TO        NET          NET
                                                        NET      INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF    GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2010                  YEAR       (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $  0.3       $   --       $   --          $  --       $   --      $  0.3
   Structured securities                   42.6           --           --             --        (42.6)         --
   Derivative contracts
      Foreign currency                      2.1           --           --             --         (2.1)         --
      Equity market                          --         (0.7)          --            1.9           --         1.2
      Embedded derivative                  59.3           --         (0.3)            --           --        59.0
                                         ------------------------------------------------------------------------
   Total derivative contracts              61.4         (0.7)        (0.3)           1.9         (2.1)       60.2
                                         ------------------------------------------------------------------------
Total assets                             $104.3       $ (0.7)      $ (0.3)         $ 1.9       $(44.7)     $ 60.5
                                         ========================================================================

Financial Liabilities
Closed Block policy liabilities          $684.1       $   --       $   --          $ 4.2(1)    $   --      $688.3
Derivative contracts
   Credit                                    --           --           --             --          0.5         0.5
   Embedded derivative                    135.2        (28.0)       (44.9)          34.6           --        96.9
                                         ------------------------------------------------------------------------
Total derivative contracts                135.2        (28.0)       (44.9)          34.6          0.5        97.4
                                         ------------------------------------------------------------------------
Total liabilities                        $819.3       $(28.0)      $(44.9)         $38.8       $  0.5      $785.7
                                         ========================================================================

(1) Included in the change in the Closed Block policy liabilities of $4.2 million is $5.1 million of market appreciation on the closed Block investment portfolio offset by maintenance expenses of $1.1 million and a decrease in cost of capital of $0.2 million as of December 31, 2010.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                                   NET
                                                                                UNREALIZED
                                                                                  GAINS/
                                                                                 (LOSSES)
                                                                               RELATING TO        NET          NET
                                                                     NET       INSTRUMENTS     PURCHASES,   TRANSFERS
                                        BALANCE,      PURCHASE     REALIZED   STILL HELD AT    ISSUANCES    IN AND/OR   BALANCE,
                                      BEGINNING OF   ACCOUNTING     GAINS/    THE REPORTING       AND         OUT OF     END OF
YEAR ENDED DECEMBER 2009                  YEAR       ADJUSTMENTS   (LOSSES)        DATE       SETTLEMENTS    LEVEL 3      YEAR
--------------------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
Available-for-sale fixed maturities
   Corporate fixed maturities            $ 1.7          $  3.5      $  --         $   --        $ (3.5)       $(1.4)     $  0.3
   Mortgage-backed and
      asset-based securities                --             2.3         --            1.1          39.2           --        42.6
   Derivative contracts                     --              --         --           61.4            --           --        61.4
                                         --------------------------------------------------------------------------------------
Total assets                             $ 1.7          $  5.8      $  --         $ 62.5        $ 35.7        $(1.4)     $104.3
                                         ======================================================================================

Financial Liabilities
Closed Block policy liabilities          $  --          $663.5      $  --         $   --        $ 20.6(1)     $  --      $684.1
Derivative contracts                      56.3              --       (0.1)         (56.2)        135.2           --       135.2
                                         --------------------------------------------------------------------------------------
Total liabilities                        $56.3          $663.5      $(0.1)        $(56.2)       $155.8        $  --      $819.3
                                         ======================================================================================

(1) Included in the change in the Closed Block policy liabilities of $20.6 million is $24.7 million of market appreciation on the Closed Block investment portfolio offset by decreases in maintenance expenses of $2.8 million and cost of capital of $1.3 million as of December 31, 2009.

ASC 825, "Disclosures about Fair Value of Financial Instruments," as amended by ASC 820, requires disclosure of fair value information about certain financial instruments (insurance contracts, real estate, goodwill and taxes are excluded) for which it is practicable to estimate such values, whether or not these instruments are included in the balance sheet. The fair values presented for certain financial instruments are estimates which, in many cases, may differ significantly from the amounts which could be realized in an orderly transaction.

The following methods and assumptions are used to estimate the fair value of each class of financial instruments:

     POLICY LOANS

For policy loans with fixed interest rates, estimated fair values are determined by using discounted cash flow models applied to groups of similar policy loans determined by the nature of the underlying insurance liabilities. Cash flow estimates are developed by applying a weighted-average interest rate to the outstanding principal balance of the respective group of policy loans and an estimated average maturity determined through experience studies of the past performance of policyholder repayment behavior for similar loans. These cash flows are discounted using current risk-free interest rates with no adjustment for borrower credit risk as these loans are fully collateralized by the cash surrender value of the underlying insurance policy. The estimated fair value for policy loans with variable interest rates approximates carrying value due to the absence of borrower credit risk and the short time period between interest rate resets, which presents minimal risk of a material change in estimated fair value due to changes in market interest rates.

     SECURITIES SOLD UNDER AGREEMENTS TO REPURCHASE

During March of 2010, the Company entered into a series of third party repurchase agreements. The notional value as of December 31, 2010 was approximately $89.6 million. The Company posted $89.6 million in Treasury securities as collateral for these transactions. Fair value is estimated based on expected future cash flows and interest rates.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

9. FAIR VALUE DISCLOSURE OF FINANCIAL INSTRUMENTS (CONTINUED)

     INVESTMENT CONTRACTS (WITHOUT MORTALITY FEATURES)

Fair value of liabilities under supplementary contracts without life contingencies are estimated based on current fund balances and fair value of other individual contract funds represent the present value of future policy benefits.

     TRUST INSTRUMENTS SUPPORTED BY FUNDING OBLIGATIONS

Fair values are estimated using discounted cash flow calculations using current interest rates for similar contracts with maturities consistent with those remaining for the contracts being valued.

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value as of December 31, 2010 and 2009:

                                                           2010                2009
                                                    -------------------------------------
                                                    CARRYING    FAIR    CARRYING    FAIR
DECEMBER 31,                                          VALUE     VALUE     VALUE     VALUE
-----------------------------------------------------------------------------------------
(IN MILLIONS)
Financial Assets
   Policy loans                                      $306.4    $369.3    $320.3    $368.1
                                                     ------------------------------------
                                                     $306.4    $369.3    $320.3    $368.1
                                                     ====================================
Financial Liabilities
   Securities sold under agreements to repurchase    $ 89.6    $ 89.6    $   --    $   --
   Supplementary contracts without life
      contingencies                                     7.4       7.4      36.4      36.4
   Trust instruments supported by funding
      obligations                                      16.0      17.6      16.6      18.7
   Other individual contract deposit funds            106.1     106.1     115.2     115.2
                                                     ------------------------------------
                                                     $219.1    $220.7    $168.2    $170.3
                                                     ====================================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

10. CLOSED BLOCK

Summarized financial information of the Closed Block is as follows:

BALANCE SHEETS
DECEMBER 31                                                                2010     2009
-----------------------------------------------------------------------------------------
(IN MILLIONS)
ASSETS
   Investments:
      Trading fixed maturities at fair value (amortized cost of $491.2
         and $397.2, respectively)                                        $526.4    424.5
   Policy loans                                                             96.8    102.5
   Cash and cash equivalents                                                 3.4     92.5
   Accrued investment income                                                 9.6      9.0
   Deferred federal income taxes                                            20.6     17.8
   Other assets                                                              1.5      1.9
                                                                          ---------------
         Total assets                                                     $658.3   $648.2
                                                                          ---------------
LIABILITIES
   Policy liabilities and accruals at fair value                          $596.9   $592.0
   Policyholder dividends obligation at fair value (1)                      77.9     78.6
   Policyholder dividends payable at fair value (1)                         13.5     13.5
   Other liabilities                                                         7.8      3.8
                                                                          ---------------
         Total liabilities                                                $696.1   $687.9
                                                                          ---------------
Excess of Closed Block liabilities over assets designated to the Closed
   Block and maximum future earnings to be recognized from Closed
   Block assets and liabilities                                           $ 37.8   $ 39.7
                                                                          ===============

(1) Included within contractholder deposit funds and other policy liabilities in the accompanying Consolidated Balance Sheets.

STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31             2010    2009
--------------------------------------------------------
(IN MILLIONS)

REVENUES
   Premiums and other income               $19.4   $22.3
   Net investment income                    49.5    67.2
   Net realized investment gains             1.1     7.3
                                           -------------
      Total revenues                        70.0    96.8
                                           -------------

BENEFITS AND EXPENSES
   Policy benefits                          68.3    92.3
   Policy acquisition and other expenses     0.4     0.4
                                           -------------
      Total benefits and expenses           68.7    92.7
                                           -------------

Net contribution from the Closed Block     $ 1.3   $ 4.1
                                           -------------

Many expenses related to Closed Block operations are charged to operations outside the Closed Block; accordingly, the contribution from the Closed Block does not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside the Closed Block.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES

PROVISION FOR INCOME TAXES

Income taxes are provided for using the asset and liability method under which deferred tax assets and liabilities are recognized for temporary differences between the financial reporting and tax bases of assets and liabilities. The Company reports interest expense related to income tax matters in Federal income tax expense/(benefit), and income tax penalties in other operating expenses in the Consolidated Statements of Income.

The Company is expected to file a consolidated tax return with FAFLIC for the period January 1, 2010 through December 31, 2010. The Company's tax return is eligible for consolidation into Goldman Sachs for calendar year end 2011. Any net operating loss carryforwards or foreign tax credits from prior to the acquisition date of December 30, 2005 can only be used against the income of the Company.

FAFLIC's tax return is ineligible for consolidation with Goldman Sachs until calendar year end 2015. Due to the purchase of FAFLIC, the capital loss carryforward acquired is subject to I.R.C Section 382, which provides an annual limit on utilization and can only be used against the income of FAFLIC.

The tables below present the components of the provision/(benefit) for taxes and a reconciliation of the U.S. federal statutory income tax rate to the Company's effective income tax rate.

FOR THE YEARS ENDED DECEMBER 31,       2010   2009
--------------------------------------------------
(IN MILLIONS)
Federal income tax expense
   Current                            $  --   $ --
   Deferred                            42.7    6.3
                                      ------------
Total                                 $42.7   $6.3
                                      ============

FOR THE YEARS ENDED DECEMBER 31,       2010    2009    2008
------------------------------------------------------------
(IN MILLIONS)
Expected federal income tax expense   $56.7   $ 34.2   $(0.2)
   Prior years' federal income tax
     adjustment                        (2.9)      --    (0.6)
   Dividend received deduction         (4.5)    (3.8)   (5.2)
   Tax credits                         (0.5)      --    (0.7)
   Valuation allowance                 (6.1)   (24.1)   17.2
   Other, net                            --       --     0.3
                                      ----------------------
Federal income tax expense            $42.7   $  6.3   $10.8
                                      ======================

DEFERRED INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the financial reporting and tax bases of assets and liabilites. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expecte to reverse. Valuation allowances are established to reduce deferred tax assets to the amount that more likely than not will be realized.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

11. FEDERAL INCOME TAXES (CONTINUED)

Following are the components of the Company's deferred tax assets and liabilities.

DECEMBER 31,                                   2010      2009
--------------------------------------------------------------
(IN MILLIONS)
Deferred tax asset
   Insurance reserves                        $  69.0   $  90.0
   Sec. 848 capitalization                      46.7      62.6
   Tax credit carryforwards                     11.0       9.5
   Loss carryforwards                          140.5     162.6
   Ceding commission                            13.4      17.9
   Accrued policyholder dividends                4.7       4.7
   Deferred compensation                         0.1       0.2
      Other, net                                  --       3.9
                                             -----------------
      Subtotal deferred tax asset              285.4     351.4
         Valuation allowance                    (6.1)    (12.2)
                                             -----------------
Total deferred tax asset, net                $ 279.3   $ 339.2
                                             -----------------

Deferred tax liability
      VOBA/DAC                               $(101.3)  $(129.9)
      Investments, net                         (76.4)    (61.8)
      Fair value adjustment - Closed Block     (12.3)     (9.6)
      Other, net                                (8.9)       --
                                             -----------------
Total deferred tax liability                  (198.9)   (201.3)
                                             -----------------
Total deferred tax asset, net                $  80.4   $ 137.9
                                             =================

The Company has recorded a valuation allowance against tax benefits from tax credit carryforwards. The change in the valuation allowance was due to the removal of a partial valuation allowance of $6.1 million against the capital loss carryforward as it is the Company's opinion that it is more likely than not that these deferred tax assets will be fully realized. In management's judgment, the remaining gross deferred tax asset will more likely than not be realized through reductions of future taxes, except as otherwise noted. This conclusion is based primarily on a review of expected taxable income and considers all available evidence, both positive and negative.

At December 31, 2010, the Company has foreign tax credit carryforwards of $11.0 million which will expire beginning in 2013. At December 31, 2010, the Company has net operating loss carryforwards of $136.3 million and capital loss carryforwards of $4.2 million, which begin to expire in 2017 and 2013, respectively. All tax credits and net operating loss carryforwards generated prior to 2006 are subject to annual limitations on utilization. This includes $6.1 million of foreign tax credits and $35.8 million of net operating carryforwards.

UNRECOGNIZED TAX BENEFITS

The Company recognizes tax positions in the financials statements only when it is more likely than not that the position will be sustained on examination by the relevant taxing authority based on the technical merits of the position. A position that meets this standard is measured at the largest amount of benefit that will more likely than not be realized on settlement. A liability is established for differences between position taken in a tax return and amounts recognized in the financial statements. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustments that will impact the Company's financial condition, results of operations, or cash flows. As of December 31, 2010 and December 31, 2009, the Company did not record a liability related to accounting for uncertainty in income taxes.

REGULATORY TAX EXAMINATIONS

The Company's federal income tax returns are routinely audited by the IRS, and when appropriate, provisions are made in the financial statements in anticipation of the results of these audits. THG has agreed to indemnify the Company and Goldman Sachs with respect to tax liabilities for periods before the acquisition as provided in the Transaction. However, the tax attributes carried over from THG are not guaranteed under the Transaction, and accordingly, such attributes may be adjusted in the future.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

12. DIVIDEND RESTRICTIONS

Massachusetts has enacted laws governing the payment of dividends to shareholders by insurers, which affect the dividend paying ability of the Company. The Company cannot pay any dividend without first obtaining written approval from the Massachusetts Commissioner of Insurance.

The Company must meet minimum capital and surplus requirements under a risk-based capital ("RBC") formula. RBC is the standard measurement of an insurance company's required capital on a statutory basis. It is based on a formula calculated by applying factors to various assets, premium and statutory reserve items. The formula takes into account the risk characteristics of the insurer, including asset risk, insurance risk, interest rate risk and business risk. Regulatory action is tied to the amount of a company's surplus deficit under the RBC formula. Goldman Sachs has agreed with the Commissioner to continue the previous THG commitment to maintain total adjusted capital levels at a minimum of 100% of the Company's Company Action Level as determined under the risk-based capital formula, which was $75.0 million and $68.5 million at December 31, 2010 and 2009, respectively. Total adjusted capital for life insurance companies is defined as statutory capital and surplus, plus asset valuation reserve, plus 50% of dividends apportioned for payment and was $630.0 million and $635.3 million at December 31, 2010 and 2009, respectively, for the Company.

The Company declared dividends payable to its stockholder of record, Goldman Sachs of $250.0 million in 2010 which was paid in January 2011. The Company declared and paid dividends to Goldman Sachs of $60.0 million in 2009.

13. VALUE OF BUSINESS ACQUIRED

The changes in VOBA for the years ended December 31 were as follows:

                                                                      2010    2009
                                                                     --------------
(IN MILLIONS)
   Balance at January 1                                              $30.3   $146.5
   Amount recorded due to purchase accounting (1)                       --    (45.6)
   Cumulative effect of change in accounting principle, net of tax      --     (1.2)
   Reinsurance treaty impacts                                           --    (76.5)
   Amortized to expense during the year                               (2.9)    23.8
   Adjustment for unrealized investment losses during the year        (0.1)   (16.7)
                                                                     --------------
   Balance at December 31                                            $27.3   $ 30.3
                                                                     ==============

(1) Refer to Footnote 4 - Purchase Accounting for further discussion on purchase accounting adjustments.

Estimated future amortization of VOBA as of December 31, 2010 is as follows:

(IN MILLIONS)
   2011                  $ 3.7
   2012                    3.1
   2013                    2.7
   2014                    2.4
   2015                    2.2
   2016 and thereafter    13.2
                         -----
   Total                 $27.3
                         =====

14. REINSURANCE

The Company seeks to diversify risk and limit its overall financial exposure by reinsuring certain levels of risk in various areas of exposure through acquisition and cessions with other insurance companies or reinsurers. In addition, consistent with the overall business strategy, the Company assumes certain policy risks written by other insurance companies on a coinsurance and modified coinsurance basis. Under a coinsurance arrangement, depending upon the terms of the contract, the reinsurer may share in the risk of loss due to mortality or morbidity, lapses, and the investment risk, if any, inherent in the underlying policy. Modified coinsurance differs from coinsurance in that the assets supporting the reserves are retained by the ceding company while the risk is transferred to the reinsurer.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of and for the benefit of a segregated account established by Arrow. Upon execution of the treaty, the Company considered in its reinsurance costs $76.5 million of VOBA and $61.7 million of DAC associated with the variable annuity business; a net $55.0 million was written off. The Company has evaluated the applicability of ASC 944-815-15 to its modified coinsurance agreement with Arrow. An embedded derivative requiring bifurcation exists and a liability of $96.9 million and $135.2 million is reflected on the Consolidated Balance Sheets as of December 31, 2010 and 2009, respectively. As of December 31, 2010 and December 31, 2009, the assumed reserves under this contract were $2.1 billion respectively. In conjunction with this agreement, the Company and Arrow acting on behalf of and for the benefit of a segregated account established by Arrow entered into a trust agreement, whereby Arrow established a trust account for the sole use and benefit of the Company. The Company may withdraw funds from the trust account as reimbursements from Arrow for reinsured activity. As of December 31, 2010 and 2009, the trust account held $99.6 million and $70.0 million, respectively, of cash equivalents and fixed maturities.

On December 18, 2009, the Company entered into an Assumption Reinsurance Agreement with MetLife where the Company will assumption reinsure certain individual disability income insurance policies to MetLife. These policies are currently 100% coinsured with MetLife. The Company paid $5.0 million to Metlife in connection with the transaction. Reinsurance recoverables related to this agreement were $223.2 million and $231.4 million at December 31, 2010 and 2009, respectively

On April 1, 2009, the Company assumed on a 100% coinsurance basis the life and fixed annuity blocks of of the life insurance subsidiaries of UAC. Under the coinsurance agreement, the Company assumed $527.2 million of reserves and paid the collective cedants $77.6 million in ceding commission. Subsequently, on October 29, 2010 and December 8, 2010, the Company assigned all its rights, titles, interests and privileges and certain duties and obligations related to a block of fixed annuity contracts assumed from the subsidiaries of UAC to Athene, a Bermuda domiciled reinsurance company. Upon closing of the transaction, the Company paid a total novation fee of $1.2 million to UAC and its subsidiary, American Progressive. As of December 31, 2010 and 2009, the assumed reserves under the existing contract were $312.0 million and $509.7 million, respectively.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National to reinsure an in-force block of universal life and variable universal life insurance policies. Effective April 1, 2010, the agreement was amended to recognize the cession of all mortality risk to an affiliate of Lincoln, thereby reducing mortality exposure for the Company. Under the coinsurance and modified coinsurance agreement, the Company assumed $974.6 million in reserves and paid the cedant approximately $204.5 million in ceding commission. As of December 31, 2010 and 2009, the assumed reserves under this contract were $867.6 million and $943.9 million, respectively.

On January 2, 2009, coincident with the purchase of the Company's subsidiary, FAFLIC, referenced in Note 5 - Significant Transactions, FAFLIC and The Hanover Insurance Company ("HIC") entered into a reinsurance contract whereby HIC reinsured FAFLIC's discontinued accident and health insurance business through a 100% coinsurance agreement. This agreement totaled $119.5 million in net statutory liabilities. An equal amount of assets were also transferred as part of this agreement. Reinsurance recoverable related to this agreement were $132.2 million and $139.6 million at December 31, 2010 and 2009, respectively.

On January 1, 2008, the Company reinsured a book of business from FML on an assumption reinsurance basis comprising primarily whole, term and universal life insurance policies. FML was in rehabilitation under the governance of the Commonwealth of Pennsylvania, and the Company has no responsibility for the dissolution or future state of FML and any of its remaining legal entity obligations or liabilities. As part of this transaction, the Company paid a ceding commission of $4.3 million and assumed general account reserves of $700.0 million.

During the first quarter of 2008, the Company effectively ceded the entire FML block of business to its affiliate, Columbia Capital Life Reinsurance Company ("Columbia"). In consideration of Columbia's assumption of the business, the Company received a ceding commission of $4.1 million. As of December 31, 2010 and 2009, the Company ceded reserves of $553.6 million and $587.1 million, respectively.

The Company assumed on a modified coinsurance basis 100% of the variable annuity business of Protective. As of December 31, 2010 and 2009, the assumed reserves under this contract were $1.2 billion, respectively.

The Company entered into a coinsurance agreement to cede 100% of its deferred fixed annuity insurance business to its affiliate, Columbia. As of December 31, 2010 and 2009 the Company ceded reserves of $35.5 million and $37.6 million.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

14. REINSURANCE (CONTINUED)

On May 25, 2007 the Company entered into an agreement, retroactive to January 1, 2007, to assume 8% of the variable annuity products sold by Pacific Life in 2007. The base annuities were assumed on a modified coinsurance basis and the benefits provided via riders were assumed on a coinsurance basis. In February 2008, the Pacific Life contract was recaptured retroactive to January 1, 2008. Certain derivative options hedging the rider benefits of this treaty were disposed. The recapture of the Pacific Life block resulted in a reinsurance recapture fee of $25.5 million with a subsequent reduction in policyholder liabilities and DAC. Due to the accounting treatment for acquiring this block of business, the recapture fee was bifurcated between the May 2007 and post May 2007 components, with the latter portion recognized through the Consolidated Statements of Income.

Historically, the Company maintained other reinsurance treaties including the cession of non core traditional life and health business, the largest being a universal life insurance treaty representing reinsurance recoverable of $405.9 million and $428.9 million at December 31, 2010 and 2009, respectively.

The Company determines the appropriate amount of reinsurance based on evaluation of the risks accepted and on market conditions (including the availability and pricing of reinsurance). The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Based on its review of its reinsurers' financial statements and reputations in the reinsurance marketplace, the Company believes that its counterparties are financially sound.

As of December 31, 2010 and 2009, the Company's only concentrations of credit risk greater than 10% of the Company's stockholder's equity were approximately $589.1 million and $624.8 million, respectively, related to the block of business reinsured with an affiliate, Columbia.

The effects of reinsurance were as follows:

FOR THE YEARS ENDED DECEMBER 31,          2010     2009     2008
-----------------------------------------------------------------
(IN MILLIONS)
Life and accident and health insurance
   premiums:
      Direct                             $ 34.3   $ 42.1   $ 16.9
      Assumed - non affiliated             31.6     27.7       --
      Ceded - non-affiliated              (14.9)   (21.3)   (16.9)
                                         ------------------------
Net premiums                             $ 51.0   $ 48.5   $   --
                                         ========================

Universal life and investment product
   policy fees:
      Direct                             $124.7   $125.7   $158.7
      Assumed - affiliated                  7.5      7.5       --
      Assumed - non-affiliated            152.5    113.3     40.0
      Ceded - affiliated                  (91.4)   (12.5)    (9.1)
      Ceded - non-affiliated                 --      0.7       --
                                         ------------------------
Net universal life and investment
   product policy fees                   $193.3   $234.7   $189.6
                                         ========================

Life and accident and health insurance
   and other individual policy
   benefits, claims, losses and loss
   adjustment expenses:
      Direct                             $525.6   $623.4   $581.9
      Assumed - affiliated                  2.2    112.8       --
      Assumed - non-affiliated            193.9     16.0     44.1
      Ceded - affiliated                 (163.3)  (101.7)   (36.7)
      Ceded - non-affiliated             (299.3)  (304.0)  (292.2)
                                         ------------------------
Net policy benefits, claims, losses
   and loss adjustment expenses          $259.1   $346.5   $297.1
                                         ========================

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

15. DEFERRED POLICY ACQUISITION COSTS

The following reflects the changes to the deferred policy acquisition asset:

FOR THE YEARS ENDED DECEMBER 31,        2010     2009
------------------------------------------------------
(IN MILLIONS)
Balance at beginning of year           $243.3   $118.3
Block acquisition                          --    303.1
Reinsurance treaty impacts                 --    (61.7)
Acquisition expenses deferred              --      4.1
Amortized to expense during the year    (61.6)   (65.6)
Adjustment for unrealized investment
   losses during the year                 2.7    (54.9)
Capitalization, other                    22.7       --
                                       ---------------
Balance at end of year                 $207.1   $243.3
                                       ===============

On December 31, 2009, the Company entered into a reinsurance treaty with Arrow ceding all the Company's variable annuity business. This reinsurance treaty resulted in a $61.7 million reduction in the DAC asset.

On April 1, 2009, the Company entered into a coinsurance agreement with the life insurance subsidiaries of UAC, resulting in an initial DAC balance of $75.8 million.

On March 31, 2009, the Company entered into a coinsurance and modified coinsurance agreement with Lincoln National, resulting in an initial DAC balance of $250.0 million.

16. LIABILITIES FOR OUTSTANDING CLAIMS, LOSSES AND LOSS ADJUSTMENT EXPENSES

The Company regularly updates its reserve estimates as new information becomes available and further events occur which may impact the resolution of unsettled claims. Reserve adjustments are reflected in results of operations within policy benefits, claims, losses and loss adjustment expenses. Often these adjustments are recognized in periods subsequent to the period in which the underlying policy was written and loss event occurred. These types of subsequent adjustments are described as "prior year reserve development." Such development can be either favorable or unfavorable to the Company's financial results and may vary by line of business.

The liability for future policy benefits and outstanding claims and claims adjustment expenses, excluding the effect of reinsurance, related to the Company's accident and health business was $305.0 million and $315.5 million at December 31, 2010 and 2009, respectively. This business consists of the Company's exited health businesses. Reinsurance recoverables related to this business were $370.1 million and $386.6 million at December 31, 2010 and 2009 respectively.

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES

Other assets consist of the following:

DECEMBER 31,                         2010    2009
-------------------------------------------------
(IN MILLIONS)
State licenses (intangible asset)   $ 5.3   $ 5.3
Accounts receivable                   8.0     1.0
Deferred modco interest expense      12.2     5.7
Miscellaneous assets                  5.5     8.5
                                    -------------
Total other assets                  $31.0   $20.5
                                    =============

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

17. COMPOSITION OF OTHER ASSETS, LIABILITIES, INCOME AND EXPENSES (CONTINUED)

Accrued expenses and other liabilities consist of the following:

DECEMBER 31,                        2010    2009
-------------------------------------------------
(IN MILLIONS)
Payables in process                 $31.0   $42.1
Policyholder liabilities             20.7    20.4
Taxes payable                         2.3     2.3
Accrued expenses                      9.2    13.1
Miscellaneous liabilities             6.3     5.6
                                    -------------
Total accrued expenses and other
   liabilities                      $69.5   $83.5
                                    =============

Other income consists of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Asset management fees               $ 1.6   $ 8.3   $12.6
Reinsurance administration fee       17.6     2.0     2.2
Miscellaneous income (loss)          14.4    (3.2)    6.8
                                    ---------------------
Total other income                  $33.6   $ 7.1   $21.6
                                    =====================

Other operating expenses consist of the following:

DECEMBER 31,                         2010    2009    2008
---------------------------------------------------------
(IN MILLIONS)
Taxes, licenses and fees            $ 6.2   $ 6.0   $ 0.3
Commission expense                   13.4     4.4    12.5
  Fees and operational services      34.2    36.7    28.9
Salaries and benefits                10.7    11.4     8.7
Legal and auditing                    5.5     4.1     4.8
Miscellaneous operating expenses      9.7     5.0     4.3
                                    ---------------------
Total other operating expenses      $79.7   $67.6   $59.5
                                    =====================

18. COMMITMENTS

The Company was allocated certain rental expenses by its parent, primarily for the building lease in Southborough, MA. Rental expenses for these operating leases amounted to $0.5 million for 2010 and $0.3 million for 2009, respectively. The Company does not have lease commitments for the Southborough, MA location. On April 19, 2007 the Company entered into a lease agreement for the Elgin, IL office. As of December 31, 2010, lease commitments relating to this lease were $8.8 thousand for 2011 and 2012. The base rent is subject to adjustments for taxes, insurance premiums, water and utilities, heating and cooling and common area charges.

On March 31, 2009, the Company signed a Work Assignment with Dell Services ("Dell") whereby Dell, as third party administrator, will provide contract/policy administration over certain of the Company's fixed annuity and traditional life business for a period not less than ten years. Dell was formerly known as the Transaction Applications Group, Inc. ("TAG").

On June 19, 2008, the Company signed a professional services agreement with LOGiQ(3) Solutions Corp. ("LOGiQ(3)"). LOGiQ(3) will manage certain aspects of the Company's reinsurance portfolio for a period not less than five years.

On October 31, 2007, the Company signed a third party administrator agreement with Dell and an application service provider agreement with Exl Service Holdings, Inc. ("EXL"). Commencing January 1, 2008, Dell became the third party administrator for the Company's whole life insurance, term life insurance and universal life insurance, utilizing an EXL platform. EXL was formerly known as the Professional Data Management Again, Inc.

The Company entered into an operational servicing agreement with se2, whereby se2, as third party administrator, will provide contract/policy administration over certain of the Company's variable annuity and variable universal life business for a period of not less than ten years.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

18. COMMITMENTS (CONTINUED)

As of December 31, 2010, the purchase commitments relating to agreements with Se2, Dell, EXL and LOGiQ(3) were as follows:

(IN MILLIONS)
   2011                  $16.7
   2012                   16.2
   2013                   15.1
   2014                   13.6
   2015                   13.2
   2016 and thereafter    10.4
                         -----
   Total                 $85.2
                         =====

19. CONTINGENCIES

REGULATORY AND INDUSTRY DEVELOPMENTS

Unfavorable economic conditions may contribute to an increase in the number of insurance companies that are under regulatory supervision. This may result in an increase in mandatory assessments by state guaranty funds, or voluntary payments by solvent insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states.

LITIGATION

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. THG has agreed to indemnify the Company and Goldman Sachs with respect to certain of these matters as provided in the Stock Purchase Agreement. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company's financial condition. Given the inherent difficulty of predicting the outcome of the Company's litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the its consolidated financial position or results of operations.

20. RELATED PARTY TRANSACTIONS

Effective February 26, 2010, the Company entered into a shared services and expense agreement with an affiliate, Longmore Credit Services, LLC ("LCS"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged LCS approximately $0.2 million for the year ended December 31, 2010. This amount is shown in other operating expenses within the Consolidated Statements of Operations.

On December 31, 2009, the Company ceded via coinsurance and modified coinsurance, 100% of its variable annuity business to an affiliate, Arrow acting on behalf of, and for the benefit of a segregated account established by Arrow. Under this agreement, Arrow agreed to pay the Company certain fees for continued administration of the variable annuity business. The Company received fee income of $15.7 million from this reinsurance transaction for the year ended December 31, 2010. This amount is shown in other income within the Consolidated Statements of Operations.

Effective March 5, 2009, the Company entered into a shared services and expense agreement with affiliates, Columbia and Charleston Capital Reinsurance, LLC ("Charleston"). Under this agreement, the Company provides services including but not limited to seconding Company employees, management services, administrative support and use of Company facilities. The Company charged Columbia and Charleston approximately $1.5 million for the years ended December 31, 2010 and 2009, respectively. These amounts are shown in other operating expenses within the Consolidated Statements of Operations.

The Company has an agreement with its affiliate, Columbia, to provide continued administration for the FML and deferred fixed annuity block of business ceded to Columbia. The Company received fee income of $1.9 million, $2.0 million and $2.2 million for the year ended December 31, 2010, 2009 and 2008 respectively.

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF THE GOLDMAN SACHS GROUP, INC.)
NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

20. RELATED PARTY TRANSACTIONS (CONTINUED)

The Company signed a distribution and service agreement with its affiliate, Epoch Securities Inc. ("Epoch"), to serve as principal underwriter and distributor for variable annuity products issued by the Company and its separate accounts. This resulted in expense of $0.3 million for the years ended December 31, 2010 and 2009, respectively, for these services. The Company performs certain administrative services on Epoch's behalf. No income was generated for the years ended December 31, 2010, 2009, or 2008 from this agreement.

The Company has a management services agreement with its affiliate, GSCO. Under this service agreement, GSCO provides support to the Company in administrative, legal, compliance, technology, operations, financial reporting, human resources, risk management and other areas, and the Company is allocated costs for services received. GSCO charged the Company approximately $6.1 million, $3.3 million and $3.0 million for the years ended December 31, 2010, 2009 and 2008 respectively, for these services. These amounts are shown within other operating expenses in the accompanying Consolidated Statements of Income.

The Company has entered into several derivative transactions with its affiliate, Goldman Sachs International ("GSI"). These derivative positions resulted in expense of $7.8 million and $68.8 million, and income of $118.2 million, for 2010, 2009 and 2008, respectively, due to mark to market of the positions.

The Company has entered into several derivative transactions with its affiliate, GSCO, which resulted in expense of $9.2 million and income of $13.2 million for 2009 and 2008, respectively. There were no derivative transactions with GSCO in 2010.

The Company entered into several derivative transactions with its affiliate, Goldman Sachs Financial Markets L.L.C ("GSFM"), which resulted in income of $2.6 million for 2008. There were no transactions with GSFM in 2010 or 2009.

The service agreement entered into with GSAM, an affiliate organization that provides investment management services, generated expense of $3.7 million, $3.2 million, and $2.3 million for the years ended December 31, 2010, 2009 and 2008, respectively.

As part of the variable products in the separate account, the Company offers underlying Goldman Sachs Variable Investment Trust funds. Management fees are paid directly to GSAM and certain of these distribution and administration fees are passed to the Company resulting in revenue of $4.3 million, $2.6 million and $6.9 million for the years ended December 31, 2010, 2009 and 2008, respectively.

The employees of the Company participate in The Goldman Sachs Amended and Restated Stock Incentive Plan (the "SIP"). Pursuant to the SIP, Goldman Sachs issued restricted stock units (RSUs) to certain employees of the Company as part of their overall compensation. Unvested RSUs require future service as a condition of delivery of the underlying shares of Goldman Sachs' common stock generally over a three year period. Delivery of the underlying shares of common stock is also conditioned on the grantee's satisfying certain other requirements as outlined in the award agreement. The Company incurred expenses of $0.1 million, $0.5 million and $0.3 million relating to RSUs for the years ended December 31, 2010, 2009 and 2008, respectively.

21. STATUTORY FINANCIAL INFORMATION

The Company is required to file annual statements with state regulatory authorities prepared on an accounting basis prescribed or permitted by such authorities. Statutory surplus differs from shareholder's equity reported in accordance with generally accepted accounting principles primarily because fixed maturities are required to be carried at amortized cost, policy acquisition costs are expensed when incurred, asset valuation and interest maintenance reserves are required, life insurance reserves are based on different assumptions and the recognition of deferred tax assets is based on different recoverability assumptions.

Statutory net income (loss) and surplus are as follows:

                                  (UNAUDITED)
                                      2010        2009      2008
-----------------------------------------------------------------
(IN MILLIONS)
Statutory net income (loss)          $199.0     $(129.8)  $(247.1)
Statutory shareholders' surplus      $568.5     $ 561.7   $ 390.6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of Commonwealth Annuity and Life Insurance Company and the Contract Owners of Commonwealth Annuity Separate
Account A of Commonwealth Annuity and Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts constituting Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company at December 31, 2010, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended December 31, 2010, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Commonwealth Annuity and Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2010 by correspondence with the mutual funds' advisors, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Hartford, Connecticut
April 21, 2011

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

                                                                                ALLIANCE-       ALLIANCE-       ALLIANCE-
                                                                              BERNSTEIN VPS   BERNSTEIN VPS   BERNSTEIN VPS
                                                                               INTERMEDIATE   INTERNATIONAL     SMALL CAP
                                                                              BOND PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                                                                 CLASS B         CLASS B         CLASS B
                                                                              -------------- --------------- ----------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 345,672       $ 119,156       $ 363,913
                                                                                ---------       ---------       ---------
      Total assets                                                                345,672         119,156         363,913
LIABILITIES:                                                                           --              --              --
                                                                                ---------       ---------       ---------
      Net assets                                                                $ 345,672       $ 119,156       $ 363,913
                                                                                =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $ 117,083       $  14,222       $  18,382
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                       127,145           1,308          14,305
   Commonwealth Annuity Preferred Plus                                            101,353         103,626         330,069
   Commonwealth Annuity Preferred Plus with Optional Rider                             91              --           1,157
   Commonwealth Annuity Horizon                                                        --              --              --
                                                                                ---------       ---------       ---------
                                                                                $ 345,672       $ 119,156       $ 363,913
                                                                                =========       =========       =========
Investments in shares of the Underlying Funds, at cost                          $ 340,052       $ 104,399       $ 315,451
Underlying Fund shares held                                                        28,195           8,067          22,830
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                            95,053          22,738          17,725
   Net asset value per unit, December 31, 2010                                  $1.231754       $0.625485       $1.037028
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
  Rider:
   Units outstanding, December 31, 2010                                                --              --              --
   Net asset value per unit, December 31, 2010                                  $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                           104,453           2,115          13,959
   Net asset value per unit, December 31, 2010                                  $1.217252       $0.618125       $1.024805
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                            82,851         166,792         320,507
   Net asset value per unit, December 31, 2010                                  $1.223322       $0.621287       $1.029833
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                75              --           1,131
   Net asset value per unit, December 31, 2010                                  $1.215083       $      --       $1.022899
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --              --              --
   Net asset value per unit, December 31, 2010                                  $      --       $      --       $      --

(a) Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                 ALLIANCE-                     FIDELITY VIP
                                                                               BERNSTEIN VPS   FIDELITY VIP     DISCIPLINED
                                                                               SMALL/MID CAP   CONTRAFUND(R)     SMALL CAP
                                                                              VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                                                  CLASS B     SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $ 154,271       $  84,743       $     166
                                                                                 ---------       ---------       ---------
      Total assets                                                                 154,271          84,743             166
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $ 154,271       $  84,743       $     166
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $  13,371       $  64,314       $      15
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --          18,380              --
   Commonwealth Annuity Preferred Plus                                             140,900           1,139             151
   Commonwealth Annuity Preferred Plus with Optional Rider                              --             910              --
   Commonwealth Annuity Horizon                                                         --              --              --
                                                                                 ---------       ---------       ---------
                                                                                 $ 154,271       $  84,743       $     166
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $ 132,080       $  78,485       $     152
Underlying Fund shares held                                                          9,145           3,608              15
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                             12,706          59,642              13
   Net asset value per unit, December 31, 2010                                   $1.052366       $1.078335       $1.095912
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
  Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --          17,085              --
   Net asset value per unit, December 31, 2010                                   $      --       $1.075776       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                            134,868           1,058             138
   Net asset value per unit, December 31, 2010                                   $1.044721       $1.076864       $1.094356
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --             847              --
   Net asset value per unit, December 31, 2010                                   $      --       $1.075398       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                               EQUITY-INCOME   FREEDOM 2005    FREEDOM 2010
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $      49       $      93       $     220
                                                                                 ---------       ---------       ---------
      Total assets                                                                      49              93             220
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $      49       $      93       $     220
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $      49       $      93       $     220
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --              --              --
   Commonwealth Annuity Preferred Plus                                                  --              --              --
   Commonwealth Annuity Preferred Plus with Optional Rider                              --              --              --
   Commonwealth Annuity Horizon                                                         --              --              --
                                                                                 ---------       ---------       ---------
                                                                                 $      49       $      93       $     220
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $      46       $      93       $     222
Underlying Fund shares held                                                              3               9              21
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                 47              89             208
   Net asset value per unit, December 31, 2010                                   $1.044557       $1.048723       $1.059676
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
  Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                               FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $  75,199       $ 131,869       $  26,118
                                                                                 ---------       ---------       ---------
      Total assets                                                                  75,199         131,869          26,118
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $  75,199       $ 131,869       $  26,118
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $   1,588       $  19,661       $     229
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --          21,893              --
   Commonwealth Annuity Preferred Plus                                              72,826          89,829          22,617
   Commonwealth Annuity Preferred Plus with Optional Rider                              --              --              --
   Commonwealth Annuity Horizon                                                        785             486           3,272
                                                                                 ---------       ---------       ---------
                                                                                 $  75,199       $ 131,869       $  26,118
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $  75,104       $ 127,547       $  25,110
Underlying Fund shares held                                                          7,061          12,499           2,502
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                              1,499          18,414             214
   Net asset value per unit, December 31, 2010                                   $1.059520       $1.067700       $1.074316
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --          20,554              --
   Net asset value per unit, December 31, 2010                                   $      --       $1.065164       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                             68,828          84,249          21,081
   Net asset value per unit, December 31, 2010                                   $1.058096       $1.066229       $1.072856
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                738             453           3,034
   Net asset value per unit, December 31, 2010                                   $1.063420       $1.071666       $1.078307

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                               FREEDOM 2030    FREEDOM 2035    FREEDOM 2040
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $ 157,322       $  92,492       $  12,904
                                                                                 ---------       ---------       ---------
      Total assets                                                                 157,322          92,492          12,904
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $ 157,322       $  92,492       $  12,904
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $  20,171       $      --       $   2,548
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --              --              --
   Commonwealth Annuity Preferred Plus                                             130,293          90,184          10,356
   Commonwealth Annuity Preferred Plus with Optional Rider                              --              --              --
   Commonwealth Annuity Horizon                                                      6,858           2,308              --
                                                                                 ---------       ---------       ---------
                                                                                 $ 157,322       $  92,492       $  12,904
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $ 141,420       $  94,990       $  13,499
Underlying Fund shares held                                                         15,454           6,283             920
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                             18,744              --           2,356
   Net asset value per unit, December 31, 2010                                   $1.076123       $      --       $1.081836
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                            121,240          83,542           9,586
   Net asset value per unit, December 31, 2010                                   $1.074674       $1.079502       $1.080315
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                              6,349           2,127              --
   Net asset value per unit, December 31, 2010                                   $1.080201       $1.085130       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                               FIDELITY VIP
                                                                               FIDELITY VIP    FIDELITY VIP       GROWTH
                                                                               FREEDOM 2045    FREEDOM 2050    OPPORTUNITIES
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $   2,721       $   9,045       $  24,476
                                                                                 ---------       ---------       ---------
      Total assets                                                                   2,721           9,045          24,476
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $   2,721       $   9,045       $  24,476
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $     722       $   9,045       $  11,870
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --              --          12,606
   Commonwealth Annuity Preferred Plus                                               1,999              --              --
   Commonwealth Annuity Preferred Plus with Optional Rider                              --              --              --
   Commonwealth Annuity Horizon                                                         --              --              --
                                                                                 ---------       ---------       ---------
                                                                                 $   2,721       $   9,045       $  24,476
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $   2,758       $   8,404       $  23,212
Underlying Fund shares held                                                            186             572           1,377
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                667           8,338          10,646
   Net asset value per unit, December 31, 2010                                   $1.082808       $1.084761       $1.114894
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --              --          11,334
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $1.112236
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                              1,849              --              --
   Net asset value per unit, December 31, 2010                                   $1.081303       $      --       $      --
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                               FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                                 INDEX 500        MID CAP        OVERSEAS
                                                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $     218       $ 278,190       $ 541,721
                                                                                 ---------       ---------       ---------
      Total assets                                                                     218         278,190         541,721
LIABILITIES:                                                                            --              --              --
                                                                                 ---------       ---------       ---------
      Net assets                                                                 $     218       $ 278,190       $ 541,721
                                                                                 =========       =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $      --       $ 116,054       $ 132,631
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                             --              --              --
   Commonwealth Annuity Preferred Plus                                                 218         161,209         408,650
   Commonwealth Annuity Preferred Plus with Optional Rider                              --              --              --
   Commonwealth Annuity Horizon                                                         --             927             440
                                                                                 ---------       ---------       ---------
                                                                                 $     218       $ 278,190       $ 541,721
                                                                                 =========       =========       =========
Investments in shares of the Underlying Funds, at cost                           $     203       $ 268,398       $ 534,598
Underlying Fund shares held                                                              2           8,658          32,595
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                 --         101,305         117,725
   Net asset value per unit, December 31, 2010                                   $      --       $1.145582       $1.126613
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                205         140,955         363,185
   Net asset value per unit, December 31, 2010                                   $1.063086       $1.143694       $1.125184
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --              --              --
   Net asset value per unit, December 31, 2010                                   $      --       $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                 --             613             389
   Net asset value per unit, December 31, 2010                                   $      --       $1.513374       $1.130972

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                 FT VIP       FT VIP
                                                                                                FRANKLIN     FRANKLIN
                                                                                FIDELITY VIP     INCOME   SMALL CAP VALUE
                                                                              STRATEGIC INCOME SECURITIES   SECURITIES
                                                                                 PORTFOLIO        FUND         FUND
                                                                              SERVICE CLASS 2   CLASS 2       CLASS 2
                                                                              ---------------- ---------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                     $  24,109     $1,027,271    $ 261,907
                                                                                 ---------     ----------    ---------
      Total assets                                                                  24,109      1,027,271      261,907
LIABILITIES:                                                                            --             --           --
                                                                                 ---------     ----------    ---------
      Net assets                                                                 $  24,109     $1,027,271    $ 261,907
                                                                                 =========     ==========    =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                             $   7,050     $  518,441    $  38,249
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                      --             --           --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                         15,290        124,834           --
   Commonwealth Annuity Preferred Plus                                               1,719        383,996      222,711
   Commonwealth Annuity Preferred Plus with Optional Rider                              --             --           --
   Commonwealth Annuity Horizon                                                         50             --          947
                                                                                 ---------     ----------    ---------
                                                                                 $  24,109     $1,027,271    $ 261,907
                                                                                 =========     ==========    =========
Investments in shares of the Underlying Funds, at cost                           $  25,034     $  940,067    $ 209,444
Underlying Fund shares held                                                          2,128         69,317       16,117
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                              6,761        502,176       38,192
   Net asset value per unit, December 31, 2010                                   $1.042777     $ 1.032389    $1.001487
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                 --             --           --
   Net asset value per unit, December 31, 2010                                   $      --     $       --    $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                             14,698        122,356           --
   Net asset value per unit, December 31, 2010                                   $1.040298     $ 1.020251    $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                              1,651        374,636      224,392
   Net asset value per unit, December 31, 2010                                   $1.041366     $ 1.024983    $0.992507
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 --             --           --
   Net asset value per unit, December 31, 2010                                   $      --     $       --    $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                 42             --          621
   Net asset value per unit, December 31, 2010                                   $1.209724     $       --    $1.525224

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                     FT VIP                     FT VIP
                                                                                  MUTUAL GLOBAL    FT VIP     TEMPLETON
                                                                                    DISCOVERY   MUTUAL SHARES   GROWTH
                                                                                   SECURITIES    SECURITIES   SECURITIES
                                                                                      FUND          FUND         FUND
                                                                                     CLASS 2       CLASS 2     CLASS 2
                                                                                  ------------- ------------- ----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                        $ 367,388     $ 175,473   $  90,678
                                                                                    ---------     ---------   ---------
      Total assets                                                                    367,388       175,473      90,678
LIABILITIES:                                                                               --            --          --
                                                                                    ---------     ---------   ---------
      Net assets                                                                    $ 367,388     $ 175,473   $  90,678
                                                                                    =========     =========   =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                                $ 195,272     $  72,495   $  17,521
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                                --            --          --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                            14,741         8,188       4,593
   Commonwealth Annuity Preferred Plus                                                156,152        94,756      68,564
   Commonwealth Annuity Preferred Plus with Optional Rider                              1,223            34          --
   Commonwealth Annuity Horizon                                                            --            --          --
                                                                                    ---------     ---------   ---------
                                                                                    $ 367,388     $ 175,473   $  90,678
                                                                                    =========     =========   =========
Investments in shares of the Underlying Funds, at cost                              $ 329,067     $ 156,522   $  80,293
Underlying Fund shares held                                                            17,671        11,001       8,236
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                               201,454        86,449      22,438
   Net asset value per unit, December 31, 2010                                      $0.969310     $0.838569   $0.780866
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                    --            --          --
   Net asset value per unit, December 31, 2010                                      $      --     $      --   $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                15,389         9,881       5,952
   Net asset value per unit, December 31, 2010                                      $0.957906     $0.828689   $0.771670
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                               162,091       113,833      88,479
   Net asset value per unit, December 31, 2010                                      $0.963359     $0.832413   $0.774921
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                 1,279            42          --
   Net asset value per unit, December 31, 2010                                      $0.956836     $0.826778   $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                    --            --          --
   Net asset value per unit, December 31, 2010                                      $      --     $      --   $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                          GOLDMAN SACHS
                                                                              GOLDMAN SACHS GOLDMAN SACHS  GROWTH AND
                                                                                BALANCED    EQUITY GROWTH    INCOME
                                                                                STRATEGY      STRATEGY      STRATEGY
                                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                                                 CLASS A       CLASS A       CLASS A
                                                                              ------------- ------------- -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 701,627     $ 192,385     $ 863,205
                                                                                ---------     ---------     ---------
      Total assets                                                                701,627       192,385       863,205
LIABILITIES:                                                                           --            --            --
                                                                                ---------     ---------     ---------
      Net assets                                                                $ 701,627     $ 192,385     $ 863,205
                                                                                =========     =========     =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $ 274,538     $ 154,185     $ 450,343
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --            --            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                         1,628         1,364        58,767
   Commonwealth Annuity Preferred Plus                                            177,671        36,836       301,121
   Commonwealth Annuity Preferred Plus with Optional Rider                        237,078            --        52,974
   Commonwealth Annuity Horizon                                                    10,712            --            --
                                                                                ---------     ---------     ---------
                                                                                $ 701,627     $ 192,385     $ 863,205
                                                                                =========     =========     =========
Investments in shares of the Underlying Funds, at cost                          $ 654,927     $ 164,412     $ 771,032
Underlying Fund shares held                                                        68,652        16,980        81,820
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                           272,367       191,347       491,054
   Net asset value per unit, December 31, 2010                                  $1.007974     $0.805790     $0.917093
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --            --            --
   Net asset value per unit, December 31, 2010                                  $      --     $      --     $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                             1,634         1,713        64,843
   Net asset value per unit, December 31, 2010                                  $0.996088     $0.796297     $0.906297
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           177,445        46,028       330,572
   Net asset value per unit, December 31, 2010                                  $1.001270     $0.800302     $0.910908
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                           238,378            --        58,552
   Net asset value per unit, December 31, 2010                                  $0.994546     $      --     $0.904740
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                             8,851            --            --
   Net asset value per unit, December 31, 2010                                  $1.210215     $      --     $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                            GOLDMAN SACHS
                                                                              GOLDMAN SACHS INTERNATIONAL GOLDMAN SACHS
                                                                                 GROWTH      REAL ESTATE   REAL ESTATE
                                                                                STRATEGY     SECURITIES    SECURITIES
                                                                                PORTFOLIO       FUND          FUND
                                                                                 CLASS A       CLASS A       CLASS A
                                                                              ------------- ------------- -------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 760,997     $  50,280     $  39,299
                                                                                ---------     ---------     ---------
      Total assets                                                                760,997        50,280        39,299
LIABILITIES:                                                                           --            --            --
                                                                                ---------     ---------     ---------
      Net assets                                                                $ 760,997     $  50,280     $  39,299
                                                                                =========     =========     =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $ 273,149     $  19,382     $   3,752
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                113,660            --            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                            --            39            --
   Commonwealth Annuity Preferred Plus                                            374,188        30,859        35,547
   Commonwealth Annuity Preferred Plus with Optional Rider                             --            --            --
   Commonwealth Annuity Horizon                                                        --            --            --
                                                                                ---------     ---------     ---------
                                                                                $ 760,997     $  50,280     $  39,299
                                                                                =========     =========     =========
Investments in shares of the Underlying Funds, at cost                          $ 690,362     $  46,020     $  33,721
Underlying Fund shares held                                                        70,790         7,956         3,151
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                           325,221        29,358         4,522
   Net asset value per unit, December 31, 2010                                  $0.839885     $0.660195     $0.829665
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                           136,249            --            --
   Net asset value per unit, December 31, 2010                                  $0.834209     $      --     $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                --            60            --
   Net asset value per unit, December 31, 2010                                  $      --     $0.652381     $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           448,747        47,050        43,136
   Net asset value per unit, December 31, 2010                                  $0.833851     $0.655870     $0.824077
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                --            --            --
   Net asset value per unit, December 31, 2010                                  $      --     $      --     $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --            --            --
   Net asset value per unit, December 31, 2010                                  $      --     $      --     $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                              GOLDMAN SACHS    GOLDMAN        GOLDMAN
                                                                               TECHNOLOGY     SACHS VIT      SACHS VIT
                                                                               TOLLKEEPER     CORE FIXED       EQUITY
                                                                                  FUND       INCOME FUND     INDEX FUND
                                                                               CLASS A (a)  SERVICE SHARES SERVICE SHARES
                                                                              ------------- -------------- --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                   $1,406,147     $ 362,158      $  90,295
                                                                               ----------     ---------      ---------
      Total assets                                                              1,406,147       362,158         90,295
LIABILITIES:                                                                           --            --             --
                                                                               ----------     ---------      ---------
      Net assets                                                               $1,406,147     $ 362,158      $  90,295
                                                                               ==========     =========      =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                           $  245,711     $  65,087      $  31,025
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --            --             --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                        13,637        40,427         22,073
   Commonwealth Annuity Preferred Plus                                          1,146,297       256,644         37,197
   Commonwealth Annuity Preferred Plus with Optional Rider                            206            --             --
   Commonwealth Annuity Horizon                                                       296            --             --
                                                                               ----------     ---------      ---------
                                                                               $1,406,147     $ 362,158      $  90,295
                                                                               ==========     =========      =========
Investments in shares of the Underlying Funds, at cost                         $1,264,204     $ 365,145      $  79,690
Underlying Fund shares held                                                       106,446        36,216          9,720
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                           195,315        58,311         35,549
   Net asset value per unit, December 31, 2010                                 $ 1.258025     $1.116200      $0.872732
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --            --             --
   Net asset value per unit, December 31, 2010                                 $       --     $      --      $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                            10,969        36,649         25,593
   Net asset value per unit, December 31, 2010                                 $ 1.243202     $1.103071      $0.862454
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           916,837       231,414         42,901
   Net asset value per unit, December 31, 2010                                 $ 1.250273     $1.109026      $0.867048
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                               166            --             --
   Net asset value per unit, December 31, 2010                                 $ 1.241837     $      --      $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                               255            --             --
   Net asset value per unit, December 31, 2010                                 $ 1.160733     $      --      $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                GOLDMAN
                                                                                 GOLDMAN       SACHS VIT         GOLDMAN
                                                                                SACHS VIT        GROWTH         SACHS VIT
                                                                                GOVERNMENT   OPPORTUNITIES      LARGE CAP
                                                                               INCOME FUND        FUND          VALUE FUND
                                                                              SERVICE SHARES SERVICE SHARES SERVICE SHARES (a)
                                                                              -------------- -------------- ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 888,237      $ 175,865        $ 102,198
                                                                                ---------      ---------        ---------
      Total assets                                                                888,237        175,865          102,198
LIABILITIES:                                                                           --             --               --
                                                                                ---------      ---------        ---------
      Net assets                                                                $ 888,237      $ 175,865        $ 102,198
                                                                                =========      =========        =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $ 120,640      $  45,403        $  82,801
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --             --               --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                        72,617            261           17,853
   Commonwealth Annuity Preferred Plus                                            694,173        128,821            1,544
   Commonwealth Annuity Preferred Plus with Optional Rider                            807          1,380               --
   Commonwealth Annuity Horizon                                                        --             --               --
                                                                                ---------      ---------        ---------
                                                                                $ 888,237      $ 175,865        $ 102,198
                                                                                =========      =========        =========
Investments in shares of the Underlying Funds, at cost                          $ 888,004      $ 140,419        $  84,097
Underlying Fund shares held                                                        84,113         26,170            9,990
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                           104,957         41,247          101,748
   Net asset value per unit, December 31, 2010                                  $1.149412      $1.100776        $0.813790
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --             --               --
   Net asset value per unit, December 31, 2010                                  $      --      $      --        $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                            63,930            240           22,199
   Net asset value per unit, December 31, 2010                                  $1.135872      $1.087808        $0.804192
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           608,081        117,924            1,910
   Net asset value per unit, December 31, 2010                                  $1.141580      $1.092405        $0.808303
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                               712          1,272               --
   Net asset value per unit, December 31, 2010                                  $1.133896      $1.085026        $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --             --               --
   Net asset value per unit, December 31, 2010                                  $      --      $      --        $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                 GOLDMAN        GOLDMAN          GOLDMAN
                                                                                SACHS VIT      SACHS VIT        SACHS VIT
                                                                                 MID CAP         MONEY          STRATEGIC
                                                                                VALUE FUND    MARKET FUND      GROWTH FUND
                                                                              SERVICE SHARES SERVICE SHARES SERVICE SHARES (a)
                                                                              -------------- -------------- ------------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $     194      $4,767,457       $ 160,776
                                                                                ---------      ----------       ---------
      Total assets                                                                    194       4,767,457         160,776
LIABILITIES:                                                                           --              --              --
                                                                                ---------      ----------       ---------
      Net assets                                                                $     194      $4,767,457       $ 160,776
                                                                                =========      ==========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $      90      $   33,089       $  96,706
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --              --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                            --           2,374          15,319
   Commonwealth Annuity Preferred Plus                                                104       4,608,919          46,964
   Commonwealth Annuity Preferred Plus with Optional Rider                             --         123,025              --
   Commonwealth Annuity Horizon                                                        --              50           1,787
                                                                                ---------      ----------       ---------
                                                                                $     194      $4,767,457       $ 160,776
                                                                                =========      ==========       =========
Investments in shares of the Underlying Funds, at cost                          $     180      $4,767,457       $ 135,242
Underlying Fund shares held                                                            14       4,767,457          13,398
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                83          33,204         103,855
   Net asset value per unit, December 31, 2010                                  $1.096564      $ 0.996543       $0.931155
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --              --              --
   Net asset value per unit, December 31, 2010                                  $      --      $       --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                --           2,411          16,648
   Net asset value per unit, December 31, 2010                                  $      --      $ 0.984741       $0.920169
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                95       4,656,960          50,775
   Net asset value per unit, December 31, 2010                                  $1.095220      $ 0.989684       $0.924951
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                --         125,153              --
   Net asset value per unit, December 31, 2010                                  $      --      $ 0.982994       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --              51           1,372
   Net asset value per unit, December 31, 2010                                  $      --      $ 0.989184       $1.302893

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                 GOLDMAN        GOLDMAN
                                                                                SACHS VIT      SACHS VIT        GOLDMAN
                                                                                STRATEGIC      STRUCTURED      SACHS VIT
                                                                              INTERNATIONAL    SMALL CAP    STRUCTURED U.S.
                                                                               EQUITY FUND    EQUITY FUND     EQUITY FUND
                                                                              SERVICE SHARES SERVICE SHARES SERVICE SHARES
                                                                              -------------- -------------- ---------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 125,443      $ 688,089       $  26,100
                                                                                ---------      ---------       ---------
      Total assets                                                                125,443        688,089          26,100
LIABILITIES:                                                                           --             --              --
                                                                                ---------      ---------       ---------
      Net assets                                                                $ 125,443      $ 688,089       $  26,100
                                                                                =========      =========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $  21,947      $ 158,321       $  22,773
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --             --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                            38          3,152              --
   Commonwealth Annuity Preferred Plus                                            102,552        526,153           3,327
   Commonwealth Annuity Preferred Plus with Optional Rider                             --             --              --
   Commonwealth Annuity Horizon                                                       906            463              --
                                                                                ---------      ---------       ---------
                                                                                $ 125,443      $ 688,089       $  26,100
                                                                                =========      =========       =========
Investments in shares of the Underlying Funds, at cost                          $ 112,448      $ 641,225       $  23,685
Underlying Fund shares held                                                        14,206         60,518           2,467
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                            29,017        161,646          28,596
   Net asset value per unit, December 31, 2010                                  $0.756350      $0.979430       $0.796374
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --             --              --
   Net asset value per unit, December 31, 2010                                  $      --      $      --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                51          3,256              --
   Net asset value per unit, December 31, 2010                                  $0.747346      $0.967889       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           136,423        540,932           4,199
   Net asset value per unit, December 31, 2010                                  $0.751724      $0.972679       $0.792366
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                --             --              --
   Net asset value per unit, December 31, 2010                                  $      --      $      --       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                               704            293              --
   Net asset value per unit, December 31, 2010                                  $1.286072      $1.580073       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                           INVESCO V.I.
                                                                              INVESCO V.I.    GLOBAL
                                                                              CORE EQUITY  HEALTH CARE  INVESCO V.I.
                                                                                  FUND         FUND     LEISURE FUND
                                                                               SERIES II    SERIES II    SERIES II
                                                                               SHARES (a)     SHARES     SHARES (a)
                                                                              ------------ ------------ ------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                   $ 203,657    $     139    $   3,043
                                                                               ---------    ---------    ---------
      Total assets                                                               203,657          139        3,043
LIABILITIES:                                                                          --           --           --
                                                                               ---------    ---------    ---------
      Net assets                                                               $ 203,657    $     139    $   3,043
                                                                               =========    =========    =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                           $ 105,685    $     139    $   3,043
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                    --           --           --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                       57,642           --           --
   Commonwealth Annuity Preferred Plus                                            40,330           --           --
   Commonwealth Annuity Preferred Plus with Optional Rider                            --           --           --
   Commonwealth Annuity Horizon                                                       --           --           --
                                                                               ---------    ---------    ---------
                                                                               $ 203,657    $     139    $   3,043
                                                                               =========    =========    =========
Investments in shares of the Underlying Funds, at cost                         $ 173,245    $     137    $   2,682
Underlying Fund shares held                                                        7,593            9          384
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                          111,532          137        3,714
   Net asset value per unit, December 31, 2010                                 $0.947577    $1.016744    $0.819425
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                               --           --           --
   Net asset value per unit, December 31, 2010                                 $      --    $      --    $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                           61,558           --           --
   Net asset value per unit, December 31, 2010                                 $0.936393    $      --    $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           42,849           --           --
   Net asset value per unit, December 31, 2010                                 $0.941228    $      --    $      --
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                               --           --           --
   Net asset value per unit, December 31, 2010                                 $      --    $      --    $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                               --           --           --
   Net asset value per unit, December 31, 2010                                 $      --    $      --    $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                             JANUS ASPEN
                                                                                                               PERKINS
                                                                               JANUS ASPEN    JANUS ASPEN      MID CAP
                                                                                ENTERPRISE       FORTY          VALUE
                                                                                PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                                              SERVICE SHARES SERVICE SHARES SERVICE SHARES
                                                                              -------------- -------------- --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 150,401      $ 357,804      $ 435,200
                                                                                ---------      ---------      ---------
      Total assets                                                                150,401        357,804        435,200
LIABILITIES:                                                                           --             --             --
                                                                                ---------      ---------      ---------
      Net assets                                                                $ 150,401      $ 357,804      $ 435,200
                                                                                =========      =========      =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $  53,515      $ 121,522      $ 159,555
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --             --             --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                        28,960          4,214         12,544
   Commonwealth Annuity Preferred Plus                                             67,926        230,457        262,201
   Commonwealth Annuity Preferred Plus with Optional Rider                             --          1,611            900
   Commonwealth Annuity Horizon                                                        --             --             --
                                                                                ---------      ---------      ---------
                                                                                $ 150,401      $ 357,804      $ 435,200
                                                                                =========      =========      =========
Investments in shares of the Underlying Funds, at cost                          $ 113,875      $ 315,740      $ 361,490
Underlying Fund shares held                                                         4,007         10,153         27,649
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                            50,976        123,968        150,107
   Net asset value per unit, December 31, 2010                                  $1.049803      $0.980265      $1.062943
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --             --             --
   Net asset value per unit, December 31, 2010                                  $      --      $      --      $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                            27,915          4,350         11,942
   Net asset value per unit, December 31, 2010                                  $1.037431      $0.968707      $1.050419
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                            64,999        236,703        248,303
   Net asset value per unit, December 31, 2010                                  $1.045022      $0.973614      $1.055972
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                --          1,666            858
   Net asset value per unit, December 31, 2010                                  $      --      $0.967033      $1.048824
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --             --             --
   Net asset value per unit, December 31, 2010                                  $      --      $      --      $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                        MFS(R)
                                                                                          NEW         MFS(R)      OPPENHEIMER
                                                                                       DISCOVERY     UTILITIES      BALANCED
                                                                                        SERIES        SERIES        FUND/VA
                                                                                     SERVICE CLASS SERVICE CLASS SERVICE SHARES
                                                                                     ------------- ------------- --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                           $  10,908     $   4,226     $ 302,284
                                                                                       ---------     ---------     ---------
      Total assets                                                                        10,908         4,226       302,284
LIABILITIES:                                                                                  --            --            --
                                                                                       ---------     ---------     ---------
      Net assets                                                                       $  10,908     $   4,226     $ 302,284
                                                                                       =========     =========     =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                                   $   5,537     $   3,228     $ 184,089
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                                   --            --            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider                 --            --         6,129
   Commonwealth Annuity Preferred Plus                                                     5,371           122       111,675
   Commonwealth Annuity Preferred Plus with Optional Rider                                    --           876           391
   Commonwealth Annuity Horizon                                                               --            --            --
                                                                                       ---------     ---------     ---------
                                                                                       $  10,908     $   4,226     $ 302,284
                                                                                       =========     =========     =========
Investments in shares of the Underlying Funds, at cost                                 $   9,299     $   4,051     $ 268,400
Underlying Fund shares held                                                                  615           169        26,633
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                    4,574         2,899       249,744
   Net asset value per unit, December 31, 2010                                         $1.210424     $1.113625     $0.737110
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge Rider:
   Units outstanding, December 31, 2010                                                       --            --            --
   Net asset value per unit, December 31, 2010                                         $      --     $      --     $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                       --            --         8,414
   Net asset value per unit, December 31, 2010                                         $      --     $      --     $0.728430
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                    4,445           109       152,408
   Net asset value per unit, December 31, 2010                                         $1.208254     $1.112998     $0.732740
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                       --           788           537
   Net asset value per unit, December 31, 2010                                         $      --     $1.111471     $0.727796
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                       --            --            --
   Net asset value per unit, December 31, 2010                                         $      --     $      --     $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                                OPPENHEIMER
                                                                               OPPENHEIMER         GLOBAL        OPPENHEIMER
                                                                                  GLOBAL         STRATEGIC           HIGH
                                                                                SECURITIES         INCOME           INCOME
                                                                                 FUND/VA          FUND/VA          FUND/VA
                                                                              SERVICE SHARES SERVICE SHARES (a) SERVICE SHARES
                                                                              -------------- ------------------ --------------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                    $ 685,703        $1,266,630       $   5,467
                                                                                ---------        ----------       ---------
      Total assets                                                                685,703         1,266,630           5,467
LIABILITIES:                                                                           --                --              --
                                                                                ---------        ----------       ---------
      Net assets                                                                $ 685,703        $1,266,630       $   5,467
                                                                                =========        ==========       =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                            $ 298,277        $  269,435       $   1,056
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit
      Charge Rider                                                                     --                --              --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge
      Rider                                                                        89,648            10,667              --
   Commonwealth Annuity Preferred Plus                                            297,778           772,559           4,411
   Commonwealth Annuity Preferred Plus with Optional Rider                             --             1,662              --
   Commonwealth Annuity Horizon                                                        --           212,307              --
                                                                                ---------        ----------       ---------
                                                                                $ 685,703        $1,266,630       $   5,467
                                                                                =========        ==========       =========
Investments in shares of the Underlying Funds, at cost                          $ 585,429        $1,198,764       $   5,291
Underlying Fund shares held                                                        22,826           222,998           2,555
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                           321,968           230,191             990
   Net asset value per unit, December 31, 2010                                  $0.926420        $ 1.170481       $1.065943
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
   Rider:
   Units outstanding, December 31, 2010                                                --                --              --
   Net asset value per unit, December 31, 2010                                  $      --        $       --       $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                            97,922             9,222              --
   Net asset value per unit, December 31, 2010                                  $0.915509        $ 1.156693       $      --
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                           323,092           664,455           4,144
   Net asset value per unit, December 31, 2010                                  $0.921649        $ 1.162696       $1.064530
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                --             1,439              --
   Net asset value per unit, December 31, 2010                                  $      --        $ 1.154851       $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                --           197,243              --
   Net asset value per unit, December 31, 2010                                  $      --        $ 1.076371       $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                      OPPENHEIMER    PIONEER    PIONEER
                                                                                      MAIN STREET    CULLEN    EMERGING
                                                                                       SMALL CAP    VALUE VCT MARKETS VCT
                                                                                       FUND(R)/VA   PORTFOLIO  PORTFOLIO
                                                                                     SERVICE SHARES CLASS II   CLASS II
                                                                                     -------------- --------- -----------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                           $ 117,010    $ 138,013  $ 878,933
                                                                                       ---------    ---------  ---------
      Total assets                                                                       117,010      138,013    878,933
LIABILITIES:                                                                                  --           --         --
                                                                                       ---------    ---------  ---------
      Net assets                                                                       $ 117,010    $ 138,013  $ 878,933
                                                                                       =========    =========  =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                                   $  49,850    $ 111,170  $ 247,789
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge
      Rider                                                                                   --           --         --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider                 --        2,561     73,749
   Commonwealth Annuity Preferred Plus                                                    67,160       24,282    556,934
   Commonwealth Annuity Preferred Plus with Optional Rider                                    --           --        461
   Commonwealth Annuity Horizon                                                               --           --         --
                                                                                       ---------    ---------  ---------
                                                                                       $ 117,010    $ 138,013  $ 878,933
                                                                                       =========    =========  =========
Investments in shares of the Underlying Funds, at cost                                 $  93,597    $ 120,186  $ 762,213
Underlying Fund shares held                                                                6,686       12,257     28,316
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                   51,968      134,446    266,136
   Net asset value per unit, December 31, 2010                                         $0.959241    $0.826870  $0.931060
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge Rider:
   Units outstanding, December 31, 2010                                                       --           --         --
   Net asset value per unit, December 31, 2010                                         $      --    $      --  $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                       --        3,134     80,156
   Net asset value per unit, December 31, 2010                                         $      --    $0.817120  $0.920073
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                   70,490       29,584    600,953
   Net asset value per unit, December 31, 2010                                         $0.952758    $0.820789  $0.926752
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                       --           --        501
   Net asset value per unit, December 31, 2010                                         $      --    $      --  $0.920484
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                       --           --         --
   Net asset value per unit, December 31, 2010                                         $      --    $      --  $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

DECEMBER 31, 2010

                                                                                            PIONEER       PIONEER
                                                                                            GROWTH        MID CAP
                                                                                       OPPORTUNITIES VCT VALUE VCT
                                                                                           PORTFOLIO     PORTFOLIO
                                                                                            CLASS I      CLASS II
                                                                                       ----------------- ---------
ASSETS:
Investments in shares of the Underlying Funds, at fair value                               $ 464,976     $ 180,269
                                                                                           ---------     ---------
      Total assets                                                                           464,976       180,269
LIABILITIES:                                                                                      --            --
                                                                                           ---------     ---------
      Net assets                                                                           $ 464,976     $ 180,269
                                                                                           =========     =========
Net asset distribution by category:
   Commonwealth Annuity Advantage IV                                                       $ 261,442     $ 118,018
   Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge Rider             --            --
   Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider                114,343        47,313
   Commonwealth Annuity Preferred Plus                                                        88,730        14,938
   Commonwealth Annuity Preferred Plus with Optional Rider                                       461            --
   Commonwealth Annuity Horizon                                                                   --            --
                                                                                           ---------     ---------
                                                                                           $ 464,976     $ 180,269
                                                                                           =========     =========
Investments in shares of the Underlying Funds, at cost                                     $ 370,162     $ 155,657
Underlying Fund shares held                                                                   20,208        10,711
Units outstanding and net asset value per unit:
Commonwealth Annuity Advantage IV:
   Units outstanding, December 31, 2010                                                      258,296       129,451
   Net asset value per unit, December 31, 2010                                             $1.012182     $0.911687
Commonwealth Annuity Advantage IV with Optional Step-Up Death Benefit Charge Rider:
   Units outstanding, December 31, 2010                                                           --            --
   Net asset value per unit, December 31, 2010                                             $      --     $      --
Commonwealth Annuity Advantage IV with Optional No Withdrawal Charge Rider:
   Units outstanding, December 31, 2010                                                      114,313        52,516
   Net asset value per unit, December 31, 2010                                             $1.000262     $0.900927
Commonwealth Annuity Preferred Plus:
   Units outstanding, December 31, 2010                                                       88,320        16,545
   Net asset value per unit, December 31, 2010                                             $1.004641     $0.902865
Commonwealth Annuity Preferred Plus with Optional Rider:
   Units outstanding, December 31, 2010                                                          462            --
   Net asset value per unit, December 31, 2010                                             $0.997867     $      --
Commonwealth Annuity Horizon:
   Units outstanding, December 31, 2010                                                           --            --
   Net asset value per unit, December 31, 2010                                             $      --     $      --

(a)  Name changed. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                         ALLIANCE-       ALLIANCE-       ALLIANCE-
                                                                       BERNSTEIN VPS   BERNSTEIN VPS   BERNSTEIN VPS
                                                                        INTERMEDIATE   INTERNATIONAL     SMALL CAP
                                                                       BOND PORTFOLIO VALUE PORTFOLIO GROWTH PORTFOLIO
                                                                          CLASS B         CLASS B         CLASS B
                                                                       -------------- --------------- ----------------
INVESTMENT INCOME:
   Dividends                                                              $ 7,907         $2,915          $    --
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                          1,404            120               85
   Administrative expense fees                                                184             16               11
                                                                          -------         ------          -------
      Total expenses                                                        1,588            136               96
                                                                          -------         ------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --             --               --
   Administrative expense fees                                                 --             --               --
                                                                          -------         ------          -------
      Total expenses                                                           --             --               --
                                                                          -------         ------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                          1,463             17              177
   Administrative expense fees                                                146              1               18
                                                                          -------         ------          -------
      Total expenses                                                        1,609             18              195
                                                                          -------         ------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                          1,674          1,123            1,507
   Administrative expense fees                                                186            125              168
                                                                          -------         ------          -------
      Total expenses                                                        1,860          1,248            1,675
                                                                          -------         ------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                             --             --                6
   Administrative expense fees                                                 --             --                1
                                                                          -------         ------          -------
      Total expenses                                                           --             --                7
                                                                          -------         ------          -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                             --             --               --
   Administrative expense fees                                                 --             --               --
                                                                          -------         ------          -------
      Total expenses                                                           --             --               --
                                                                          -------         ------          -------
         Total expenses                                                     5,057          1,402            1,973
                                                                          -------         ------          -------
      Net investment income (loss)                                          2,850          1,513           (1,973)
                                                                          -------         ------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          --             --               --
   Net realized gain (loss) from sales of investments                      18,106           (950)          (1,880)
                                                                          -------         ------          -------
      Net realized gain (loss)                                             18,106           (950)          (1,880)
   Change in unrealized gain (loss)                                         4,744          6,390           43,612
                                                                          -------         ------          -------
      Net realized and unrealized gain (loss)                              22,850          5,440           41,732
                                                                          -------         ------          -------
      Net increase (decrease) in net assets from operations               $25,700         $6,953          $39,759
                                                                          =======         ======          =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                          ALLIANCE-                     FIDELITY VIP
                                                                        BERNSTEIN VPS   FIDELITY VIP     DISCIPLINED
                                                                        SMALL/MID CAP   CONTRAFUND(R)     SMALL CAP
                                                                       VALUE PORTFOLIO    PORTFOLIO       PORTFOLIO
                                                                           CLASS B     SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                               $   688         $  650           $  --
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                              81            133              11
   Administrative expense fees                                                  10             18               2
                                                                           -------         ------           -----
      Total expenses                                                            91            151              13
                                                                           -------         ------           -----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                              --             --              --
   Administrative expense fees                                                  --             --              --
                                                                           -------         ------           -----
      Total expenses                                                            --             --              --
                                                                           -------         ------           -----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                              --             90              --
   Administrative expense fees                                                  --              9              --
                                                                           -------         ------           -----
      Total expenses                                                            --             99              --
                                                                           -------         ------           -----
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                           1,742              3              --
   Administrative expense fees                                                 194              1              --
                                                                           -------         ------           -----
      Total expenses                                                         1,936              4              --
                                                                           -------         ------           -----
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                              --              3              --
   Administrative expense fees                                                  --              1              --
                                                                           -------         ------           -----
      Total expenses                                                            --              4              --
                                                                           -------         ------           -----
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                              --             --              --
   Administrative expense fees                                                  --             --              --
                                                                           -------         ------           -----
      Total expenses                                                            --             --              --
                                                                           -------         ------           -----
         Total expenses                                                      2,027            258              13
                                                                           -------         ------           -----
      Net investment income (loss)                                          (1,339)           392             (13)
                                                                           -------         ------           -----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                           --             30              --
   Net realized gain (loss) from sales of investments                       12,655          1,226            (514)
                                                                           -------         ------           -----
      Net realized gain (loss)                                              12,655          1,256            (514)
   Change in unrealized gain (loss)                                         14,962          6,258              14
                                                                           -------         ------           -----
      Net realized and unrealized gain (loss)                               27,617          7,514            (500)
                                                                           -------         ------           -----
      Net increase (decrease) in net assets from operations                $26,278         $7,906           $(513)
                                                                           =======         ======           =====

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        EQUITY-INCOME   FREEDOM 2005    FREEDOM 2010
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                                $  1             $ 2             $ 4
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                             1              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                           1              --              --
                                                                            ----             ---             ---
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                            --              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                          --              --              --
                                                                            ----             ---             ---
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                            --              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                          --              --              --
                                                                            ----             ---             ---
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                            --              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                          --              --              --
                                                                            ----             ---             ---
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                            --              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                          --              --              --
                                                                            ----             ---             ---
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                            --              --              --
   Administrative expense fees                                                --              --              --
                                                                            ----             ---             ---
      Total expenses                                                          --              --              --
                                                                            ----             ---             ---
         Total expenses                                                        1              --              --
                                                                            ----             ---             ---
      Net investment income (loss)                                            --               2               4
                                                                            ----             ---             ---
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                         --              --               3
   Net realized gain (loss) from sales of investments                        105              --              --
                                                                            ----             ---             ---
      Net realized gain (loss)                                               105              --               3
   Change in unrealized gain (loss)                                            2              --              (2)
                                                                            ----             ---             ---
      Net realized and unrealized gain (loss)                                107              --               1
                                                                            ----             ---             ---
      Net increase (decrease) in net assets from operations                 $107             $ 2             $ 5
                                                                            ====             ===             ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                               $1,396          $2,480          $  489
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                             --              55              --
   Administrative expense fees                                                 --               7              --
                                                                           ------          ------          ------
      Total expenses                                                           --              62              --
                                                                           ------          ------          ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --              --              --
   Administrative expense fees                                                 --              --              --
                                                                           ------          ------          ------
      Total expenses                                                           --              --              --
                                                                           ------          ------          ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                             --              69              --
   Administrative expense fees                                                 --               7              --
                                                                           ------          ------          ------
      Total expenses                                                           --              76              --
                                                                           ------          ------          ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                            146             277              60
   Administrative expense fees                                                 16              31               7
                                                                           ------          ------          ------
      Total expenses                                                          162             308              67
                                                                           ------          ------          ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                             --              --              --
   Administrative expense fees                                                 --              --              --
                                                                           ------          ------          ------
      Total expenses                                                           --              --              --
                                                                           ------          ------          ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                              1              --               6
   Administrative expense fees                                                  1              --               2
                                                                           ------          ------          ------
      Total expenses                                                            2              --               8
                                                                           ------          ------          ------
         Total expenses                                                       164             446              75
                                                                           ------          ------          ------
      Net investment income (loss)                                          1,232           2,034             414
                                                                           ------          ------          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                         633             611             113
   Net realized gain (loss) from sales of investments                           4              13               3
                                                                           ------          ------          ------
      Net realized gain (loss)                                                637             624             116
   Change in unrealized gain (loss)                                            96           4,322           1,008
                                                                           ------          ------          ------
      Net realized and unrealized gain (loss)                                 733           4,946           1,124
                                                                           ------          ------          ------
      Net increase (decrease) in net assets from operations                $1,965          $6,980          $1,538
                                                                           ======          ======          ======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                        FREEDOM 2030    FREEDOM 2035    FREEDOM 2040
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                               $ 2,618         $ 1,486         $  194
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                              53              --              3
   Administrative expense fees                                                   7              --              1
                                                                           -------         -------         ------
      Total expenses                                                            60              --              4
                                                                           -------         -------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                              --              --             --
   Administrative expense fees                                                  --              --             --
                                                                           -------         -------         ------
      Total expenses                                                            --              --             --
                                                                           -------         -------         ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                              --              --             --
   Administrative expense fees                                                  --              --             --
                                                                           -------         -------         ------
      Total expenses                                                            --              --             --
                                                                           -------         -------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                             697             169             32
   Administrative expense fees                                                  78              19              3
                                                                           -------         -------         ------
      Total expenses                                                           775             188             35
                                                                           -------         -------         ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                              --              --             --
   Administrative expense fees                                                  --              --             --
                                                                           -------         -------         ------
      Total expenses                                                            --              --             --
                                                                           -------         -------         ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                               2               4             --
   Administrative expense fees                                                  --               1             --
                                                                           -------         -------         ------
      Total expenses                                                             2               5             --
                                                                           -------         -------         ------
         Total expenses                                                        837             193             39
                                                                           -------         -------         ------
      Net investment income (loss)                                           1,781           1,293            155
                                                                           -------         -------         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          711           5,267          1,400
   Net realized gain (loss) from sales of investments                          311               5             (2)
                                                                           -------         -------         ------
      Net realized gain (loss)                                               1,022           5,272          1,398
   Change in unrealized gain (loss)                                         15,902          (2,498)          (594)
                                                                           -------         -------         ------
      Net realized and unrealized gain (loss)                               16,924           2,774            804
                                                                           -------         -------         ------
      Net increase (decrease) in net assets from operations                $18,705         $ 4,067         $  959
                                                                           =======         =======         ======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        FIDELITY VIP
                                                                        FIDELITY VIP    FIDELITY VIP       GROWTH
                                                                        FREEDOM 2045    FREEDOM 2050    OPPORTUNITIES
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                                $ 43           $  132          $   --
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                             1               27              10
   Administrative expense fees                                                --                4               1
                                                                            ----           ------          ------
      Total expenses                                                           1               31              11
                                                                            ----           ------          ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                            --               --              --
   Administrative expense fees                                                --               --              --
                                                                            ----           ------          ------
      Total expenses                                                          --               --              --
                                                                            ----           ------          ------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                            --               --              40
   Administrative expense fees                                                --               --               5
                                                                            ----           ------          ------
      Total expenses                                                          --               --              45
                                                                            ----           ------          ------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                             6               --              --
   Administrative expense fees                                                 1               --              --
                                                                            ----           ------          ------
      Total expenses                                                           7               --              --
                                                                            ----           ------          ------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                            --               --              --
   Administrative expense fees                                                --               --              --
                                                                            ----           ------          ------
      Total expenses                                                          --               --              --
                                                                            ----           ------          ------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                            --               --              --
   Administrative expense fees                                                --               --              --
                                                                            ----           ------          ------
      Total expenses                                                          --               --              --
                                                                            ----           ------          ------
         Total expenses                                                        8               31              56
                                                                            ----           ------          ------
      Net investment income (loss)                                            35              101             (56)
                                                                            ----           ------          ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                        206              168              --
   Net realized gain (loss) from sales of investments                         --              165             390
                                                                            ----           ------          ------
      Net realized gain (loss)                                               206              333             390
   Change in unrealized gain (loss)                                          (37)             641           1,263
                                                                            ----           ------          ------
      Net realized and unrealized gain (loss)                                169              974           1,653
                                                                            ----           ------          ------
      Net increase (decrease) in net assets from operations                 $204           $1,075          $1,597
                                                                            ====           ======          ======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                        FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                          INDEX 500        MID CAP        OVERSEAS
                                                                          PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                       SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                       --------------- --------------- ---------------
INVESTMENT INCOME:
   Dividends                                                                $   3          $   205         $ 5,817
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                             16              220             264
   Administrative expense fees                                                  2               28              34
                                                                            -----          -------         -------
      Total expenses                                                           18              248             298
                                                                            -----          -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --               --              --
   Administrative expense fees                                                 --               --              --
                                                                            -----          -------         -------
      Total expenses                                                           --               --              --
                                                                            -----          -------         -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                             --               --              --
   Administrative expense fees                                                 --               --              --
                                                                            -----          -------         -------
      Total expenses                                                           --               --              --
                                                                            -----          -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                              1              255           1,020
   Administrative expense fees                                                 --               28             113
                                                                            -----          -------         -------
      Total expenses                                                            1              283           1,133
                                                                            -----          -------         -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                             --               --              --
   Administrative expense fees                                                 --               --              --
                                                                            -----          -------         -------
      Total expenses                                                           --               --              --
                                                                            -----          -------         -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                             --                3              --
   Administrative expense fees                                                 --               --              --
                                                                            -----          -------         -------
      Total expenses                                                           --                3              --
                                                                            -----          -------         -------
         Total expenses                                                        19              534           1,431
                                                                            -----          -------         -------
      Net investment income (loss)                                            (16)            (329)          4,386
                                                                            -----          -------         -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          --              269             964
   Net realized gain (loss) from sales of investments                        (323)              19          (4,325)
                                                                            -----          -------         -------
      Net realized gain (loss)                                               (323)             288          (3,361)
   Change in unrealized gain (loss)                                            14            9,792           7,123
                                                                            -----          -------         -------
      Net realized and unrealized gain (loss)                                (309)          10,080           3,762
                                                                            -----          -------         -------
      Net increase (decrease) in net assets from operations                 $(325)         $ 9,751         $ 8,148
                                                                            =====          =======         =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                          FT VIP       FT VIP
                                                                                         FRANKLIN     FRANKLIN
                                                                         FIDELITY VIP     INCOME   SMALL CAP VALUE
                                                                       STRATEGIC INCOME SECURITIES   SECURITIES
                                                                          PORTFOLIO        FUND         FUND
                                                                       SERVICE CLASS 2   CLASS 2       CLASS 2
                                                                       ---------------- ---------- ---------------
INVESTMENT INCOME:
   Dividends                                                                $  980       $43,368       $ 1,094
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                             109         4,300           348
   Administrative expense fees                                                  14           560            45
                                                                            ------       -------       -------
      Total expenses                                                           123         4,860           393
                                                                            ------       -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                              --            --            --
   Administrative expense fees                                                  --            --            --
                                                                            ------       -------       -------
      Total expenses                                                            --            --            --
                                                                            ------       -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                              80         1,622            --
   Administrative expense fees                                                   8           162            --
                                                                            ------       -------       -------
      Total expenses                                                            88         1,784            --
                                                                            ------       -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                             453         3,332         2,642
   Administrative expense fees                                                  50           371           294
                                                                            ------       -------       -------
      Total expenses                                                           503         3,703         2,936
                                                                            ------       -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                              --            --            --
   Administrative expense fees                                                  --            --            --
                                                                            ------       -------       -------
      Total expenses                                                            --            --            --
                                                                            ------       -------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                               1            --             2
   Administrative expense fees                                                  --            --            --
                                                                            ------       -------       -------
      Total expenses                                                             1            --             2
                                                                            ------       -------       -------
         Total expenses                                                        715        10,347         3,331
                                                                            ------       -------       -------
      Net investment income (loss)                                             265        33,021        (2,237)
                                                                            ------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          524            --            --
   Net realized gain (loss) from sales of investments                        7,687         2,507        15,199
                                                                            ------       -------       -------
      Net realized gain (loss)                                               8,211         2,507        15,199
   Change in unrealized gain (loss)                                           (924)       53,643        34,971
                                                                            ------       -------       -------
      Net realized and unrealized gain (loss)                                7,287        56,150        50,170
                                                                            ------       -------       -------
      Net increase (decrease) in net assets from operations                 $7,552       $89,171       $47,933
                                                                            ======       =======       =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                 FT VIP                      FT VIP
                                                                              MUTUAL GLOBAL    FT VIP      TEMPLETON
                                                                                DISCOVERY   MUTUAL SHARES GLOBAL ASSET
                                                                               SECURITIES    SECURITIES    ALLOCATION
                                                                                  FUND          FUND          FUND
                                                                                 CLASS 2       CLASS 2    CLASS 2 (b)
                                                                              ------------- ------------- ------------
INVESTMENT INCOME:
   Dividends                                                                     $ 3,766       $ 2,334      $ 3,017
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                 1,737           635           28
   Administrative expense fees                                                       226            83            4
                                                                                 -------       -------      -------
      Total expenses                                                               1,963           718           32
                                                                                 -------       -------      -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                    --            --           --
   Administrative expense fees                                                        --            --           --
                                                                                 -------       -------      -------
      Total expenses                                                                  --            --           --
                                                                                 -------       -------      -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                   160           230            6
   Administrative expense fees                                                        16            23            1
                                                                                 -------       -------      -------
      Total expenses                                                                 176           253            7
                                                                                 -------       -------      -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                 1,403           726          203
   Administrative expense fees                                                       156            81           23
                                                                                 -------       -------      -------
      Total expenses                                                               1,559           807          226
                                                                                 -------       -------      -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                     7            --           --
   Administrative expense fees                                                         1            --           --
                                                                                 -------       -------      -------
      Total expenses                                                                   8            --           --
                                                                                 -------       -------      -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                    --            --           --
   Administrative expense fees                                                        --            --           --
                                                                                 -------       -------      -------
      Total expenses                                                                  --            --           --
                                                                                 -------       -------      -------
         Total expenses                                                            3,706         1,778          265
                                                                                 -------       -------      -------
      Net investment income (loss)                                                    60           556        2,752
                                                                                 -------       -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                                 --            --        4,801
   Net realized gain (loss) from sales of investments                              1,809         2,139       (2,305)
                                                                                 -------       -------      -------
      Net realized gain (loss)                                                     1,809         2,139        2,496
   Change in unrealized gain (loss)                                               28,848        11,930       (3,274)
                                                                                 -------       -------      -------
      Net realized and unrealized gain (loss)                                     30,657        14,069         (778)
                                                                                 -------       -------      -------
      Net increase (decrease) in net assets from operations                      $30,717       $14,625      $ 1,974
                                                                                 =======       =======      =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                FT VIP
                                                                              TEMPLETON  GOLDMAN SACHS GOLDMAN SACHS
                                                                                GROWTH     BALANCED    EQUITY GROWTH
                                                                              SECURITIES   STRATEGY      STRATEGY
                                                                                 FUND      PORTFOLIO     PORTFOLIO
                                                                               CLASS 2      CLASS A       CLASS A
                                                                              ---------- ------------- -------------
INVESTMENT INCOME:
   Dividends                                                                    $  432      $13,422       $ 3,442
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                  83        2,624         1,498
   Administrative expense fees                                                      11          342           195
                                                                                ------      -------       -------
      Total expenses                                                                94        2,966         1,693
                                                                                ------      -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                  --           --            --
   Administrative expense fees                                                      --           --            --
                                                                                ------      -------       -------
      Total expenses                                                                --           --            --
                                                                                ------      -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                  64           18            14
   Administrative expense fees                                                       7            2             1
                                                                                ------      -------       -------
      Total expenses                                                                71           20            15
                                                                                ------      -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                 606        2,005           308
   Administrative expense fees                                                      67          223            34
                                                                                ------      -------       -------
      Total expenses                                                               673        2,228           342
                                                                                ------      -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                  --          440            --
   Administrative expense fees                                                      --           42            --
                                                                                ------      -------       -------
      Total expenses                                                                --          482            --
                                                                                ------      -------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                  --           37            --
   Administrative expense fees                                                      --           10            --
                                                                                ------      -------       -------
      Total expenses                                                                --           47            --
                                                                                ------      -------       -------
         Total expenses                                                            838        5,743         2,050
                                                                                ------      -------       -------
      Net investment income (loss)                                                (406)       7,679         1,392
                                                                                ------      -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                               --           --            --
   Net realized gain (loss) from sales of investments                             (216)       2,250         3,110
                                                                                ------      -------       -------
      Net realized gain (loss)                                                    (216)       2,250         3,110
   Change in unrealized gain (loss)                                              7,567       20,874        16,606
                                                                                ------      -------       -------
      Net realized and unrealized gain (loss)                                    7,351       23,124        19,716
                                                                                ------      -------       -------
      Net increase (decrease) in net assets from operations                     $6,945      $30,803       $21,108
                                                                                ======      =======       =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                       GOLDMAN SACHS               GOLDMAN SACHS
                                                                        GROWTH AND   GOLDMAN SACHS INTERNATIONAL
                                                                          INCOME        GROWTH      REAL ESTATE
                                                                         STRATEGY      STRATEGY     SECURITIES
                                                                         PORTFOLIO     PORTFOLIO       FUND
                                                                          CLASS A       CLASS A       CLASS A
                                                                       ------------- ------------- -------------
INVESTMENT INCOME:
   Dividends                                                              $18,376       $17,322       $ 2,743
EXPENSES:
   Commonwealth Annuity Advantage IV:
   Mortality and expense risk fees                                          3,928         2,515           147
   Administrative expense fees                                                513           328            19
                                                                          -------       -------       -------
      Total expenses                                                        4,441         2,843           166
                                                                          -------       -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --         1,370            --
   Administrative expense fees                                                 --           152            --
                                                                          -------       -------       -------
      Total expenses                                                           --         1,522            --
                                                                          -------       -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                            946            --             1
   Administrative expense fees                                                 95            --            --
                                                                          -------       -------       -------
      Total expenses                                                        1,041            --             1
                                                                          -------       -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                          3,563         4,737           257
   Administrative expense fees                                                396           527            29
                                                                          -------       -------       -------
      Total expenses                                                        3,959         5,264           286
                                                                          -------       -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                            109            --            --
   Administrative expense fees                                                 11            --            --
                                                                          -------       -------       -------
      Total expenses                                                          120            --            --
                                                                          -------       -------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                             --            --            --
   Administrative expense fees                                                 --            --            --
                                                                          -------       -------       -------
      Total expenses                                                           --            --            --
                                                                          -------       -------       -------
         Total expenses                                                     9,561         9,629           453
                                                                          -------       -------       -------
   Net investment income (loss)                                             8,815         7,693         2,290
                                                                          -------       -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          --            --            --
   Net realized gain (loss) from sales of investments                       4,758           505        (1,260)
                                                                          -------       -------       -------
      Net realized gain (loss)                                              4,758           505        (1,260)
   Change in unrealized gain (loss)                                        49,157        59,365         5,723
                                                                          -------       -------       -------
      Net realized and unrealized gain (loss)                              53,915        59,870         4,463
                                                                          -------       -------       -------
      Net increase (decrease) in net assets from operations               $62,730       $67,563       $ 6,753
                                                                          =======       =======       =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                       GOLDMAN SACHS GOLDMAN SACHS    GOLDMAN
                                                                        REAL ESTATE   TECHNOLOGY     SACHS VIT
                                                                        SECURITIES    TOLLKEEPER     CORE FIXED
                                                                           FUND          FUND       INCOME FUND
                                                                          CLASS A     CLASS A (A)  SERVICE SHARES
                                                                       ------------- ------------- --------------
INVESTMENT INCOME:
   Dividends                                                              $  614       $     --       $10,785
EXPENSES:
   Commonwealth Annuity Advantage IV:
   Mortality and expense risk fees                                            20            641           919
   Administrative expense fees                                                 2             83           120
                                                                          ------       --------       -------
      Total expenses                                                          22            724         1,039
                                                                          ------       --------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                            --             --            --
   Administrative expense fees                                                --             --            --
                                                                          ------       --------       -------
      Total expenses                                                          --             --            --
                                                                          ------       --------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                            --            137           592
   Administrative expense fees                                                --             14            59
                                                                          ------       --------       -------
      Total expenses                                                          --            151           651
                                                                          ------       --------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                           461          6,529         2,566
   Administrative expense fees                                                51            726           285
                                                                          ------       --------       -------
      Total expenses                                                         512          7,255         2,851
                                                                          ------       --------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                            --              3            --
   Administrative expense fees                                                --             --            --
                                                                          ------       --------       -------
      Total expenses                                                          --              3            --
                                                                          ------       --------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                            --             --            --
   Administrative expense fees                                                --             --            --
                                                                          ------       --------       -------
      Total expenses                                                          --             --            --
                                                                          ------       --------       -------
         Total expenses                                                      534          8,133         4,541
                                                                          ------       --------       -------
   Net investment income (loss)                                               80         (8,133)        6,244
                                                                          ------       --------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                         --             --            --
   Net realized gain (loss) from sales of investments                      2,389         30,372         7,234
                                                                          ------       --------       -------
      Net realized gain (loss)                                             2,389         30,372         7,234
   Change in unrealized gain (loss)                                        1,347         94,753        (2,069)
                                                                          ------       --------       -------
      Net realized and unrealized gain (loss)                              3,736        125,125         5,165
                                                                          ------       --------       -------
      Net increase (decrease) in net assets from operations               $3,816       $116,992       $11,409
                                                                          ======       ========       =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        GOLDMAN
                                                                          GOLDMAN        GOLDMAN       SACHS VIT
                                                                         SACHS VIT      SACHS VIT        GROWTH
                                                                           EQUITY       GOVERNMENT   OPPORTUNITIES
                                                                         INDEX FUND    INCOME FUND        FUND
                                                                       SERVICE SHARES SERVICE SHARES SERVICE SHARES
                                                                       -------------- -------------- --------------
INVESTMENT INCOME:
   Dividends                                                              $ 1,383        $18,073        $    --
EXPENSES:
   Commonwealth Annuity Advantage IV:
   Mortality and expense risk fees                                            289          1,396            452
   Administrative expense fees                                                 37            182             59
                                                                          -------        -------        -------
      Total expenses                                                          326          1,578            511
                                                                          -------        -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --             --             --
   Administrative expense fees                                                 --             --             --
                                                                          -------        -------        -------
      Total expenses                                                           --             --             --
                                                                          -------        -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                            300            735              1
   Administrative expense fees                                                 30             74             --
                                                                          -------        -------        -------
      Total expenses                                                          330            809              1
                                                                          -------        -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                            637         11,691          1,447
   Administrative expense fees                                                 71          1,299            161
                                                                          -------        -------        -------
      Total expenses                                                          708         12,990          1,608
                                                                          -------        -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                             --              3              8
   Administrative expense fees                                                 --              1              1
                                                                          -------        -------        -------
      Total expenses                                                           --              4              9
                                                                          -------        -------        -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                             --              1             --
   Administrative expense fees                                                 --              1             --
                                                                          -------        -------        -------
      Total expenses                                                           --              2             --
                                                                          -------        -------        -------
         Total expenses                                                     1,364         15,383          2,129
                                                                          -------        -------        -------
   Net investment income (loss)                                                19          2,690         (2,129)
                                                                          -------        -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          --          6,398             --
   Net realized gain (loss) from sales of investments                      (4,874)        31,882         11,488
                                                                          -------        -------        -------
      Net realized gain (loss)                                             (4,874)        38,280         11,488
   Change in unrealized gain (loss)                                         5,445         (1,021)        14,493
                                                                          -------        -------        -------
      Net realized and unrealized gain (loss)                                 571         37,259         25,981
                                                                          -------        -------        -------
      Net increase (decrease) in net assets from operations               $   590        $39,949        $23,852
                                                                          =======        =======        =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                            GOLDMAN          GOLDMAN        GOLDMAN
                                                                           SACHS VIT        SACHS VIT      SACHS VIT
                                                                           LARGE CAP         MID CAP         MONEY
                                                                           VALUE FUND       VALUE FUND    MARKET FUND
                                                                       SERVICE SHARES (a) SERVICE SHARES SERVICE SHARES
                                                                       ------------------ -------------- --------------
INVESTMENT INCOME:
   Dividends                                                                $   595            $ 1          $    414
EXPENSES:
   Commonwealth Annuity Advantage IV:
   Mortality and expense risk fees                                            1,610             --             1,656
   Administrative expense fees                                                  210             --               216
                                                                            -------            ---          --------
      Total expenses                                                          1,820             --             1,872
                                                                            -------            ---          --------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                               --             --                --
   Administrative expense fees                                                   --             --                --
                                                                            -------            ---          --------
      Total expenses                                                             --             --                --
                                                                            -------            ---          --------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                              371             --                20
   Administrative expense fees                                                   37             --                 2
                                                                            -------            ---          --------
      Total expenses                                                            408             --                22
                                                                            -------            ---          --------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                              223             --            65,080
   Administrative expense fees                                                   25             --             7,231
                                                                            -------            ---          --------
      Total expenses                                                            248             --            72,311
                                                                            -------            ---          --------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                               --             --             1,940
   Administrative expense fees                                                   --             --               188
                                                                            -------            ---          --------
      Total expenses                                                             --             --             2,128
                                                                            -------            ---          --------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                               --             --                33
   Administrative expense fees                                                   --             --                 9
                                                                            -------            ---          --------
      Total expenses                                                             --             --                42
                                                                            -------            ---          --------
         Total expenses                                                       2,476             --            76,375
                                                                            -------            ---          --------
   Net investment income (loss)                                              (1,881)             1           (75,961)
                                                                            -------            ---          --------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                            --             --                --
   Net realized gain (loss) from sales of investments                        13,018             --                --
                                                                            -------            ---          --------
      Net realized gain (loss)                                               13,018             --                --
   Change in unrealized gain (loss)                                          (1,669)            15                --
                                                                            -------            ---          --------
      Net realized and unrealized gain (loss)                                11,349             15                --
                                                                            -------            ---          --------
      Net increase (decrease) in net assets from operations                 $ 9,468            $16          $(75,961)
                                                                            =======            ===          ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                             GOLDMAN        GOLDMAN
                                                                            GOLDMAN         SACHS VIT      SACHS VIT
                                                                           SACHS VIT        STRATEGIC      STRUCTURED
                                                                           STRATEGIC      INTERNATIONAL    SMALL CAP
                                                                          GROWTH FUND      EQUITY FUND    EQUITY FUND
                                                                       SERVICE SHARES (a) SERVICE SHARES SERVICE SHARES
                                                                       ------------------ -------------- --------------
INVESTMENT INCOME:
   Dividends                                                                $   294          $ 1,518        $ 1,779
EXPENSES:
   Commonwealth Annuity Advantage IV:
   Mortality and expense risk fees                                            1,342              219            322
   Administrative expense fees                                                  175               29             42
                                                                            -------          -------        -------
      Total expenses                                                          1,517              248            364
                                                                            -------          -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                               --               --             --
   Administrative expense fees                                                   --               --             --
                                                                            -------          -------        -------
      Total expenses                                                             --               --             --
                                                                            -------          -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
  RIDER:
   Mortality and expense risk fees                                              270                1             37
   Administrative expense fees                                                   27               --              4
                                                                            -------          -------        -------
      Total expenses                                                            297                1             41
                                                                            -------          -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                              448              817          1,143
   Administrative expense fees                                                   49               91            127
                                                                            -------          -------        -------
      Total expenses                                                            497              908          1,270
                                                                            -------          -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                               --               --             --
   Administrative expense fees                                                   --               --             --
                                                                            -------          -------        -------
      Total expenses                                                             --               --             --
                                                                            -------          -------        -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                4                2             --
   Administrative expense fees                                                    1                1             --
                                                                            -------          -------        -------
      Total expenses                                                              5                3             --
                                                                            -------          -------        -------
         Total expenses                                                       2,316            1,160          1,675
                                                                            -------          -------        -------
   Net investment income (loss)                                              (2,022)             358            104
                                                                            -------          -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                            --               --             --
   Net realized gain (loss) from sales of investments                         6,624            2,842            168
                                                                            -------          -------        -------
      Net realized gain (loss)                                                6,624            2,842            168
   Change in unrealized gain (loss)                                          10,802            7,653         44,640
                                                                            -------          -------        -------
      Net realized and unrealized gain (loss)                                17,426           10,495         44,808
                                                                            -------          -------        -------
      Net increase (decrease) in net assets from operations                 $15,404          $10,853        $44,912
                                                                            =======          =======        =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                           INVESCO V.I.
                                                                                  GOLDMAN     INVESCO V.I.    GLOBAL
                                                                                 SACHS VIT    CORE EQUITY  HEALTH CARE
                                                                              STRUCTURED U.S.     FUND         FUND
                                                                                EQUITY FUND    SERIES II    SERIES II
                                                                              SERVICE SHARES   SHARES (a)     SHARES
                                                                              --------------- ------------ ------------
INVESTMENT INCOME:
   Dividends                                                                     $    312       $ 1,878        $--
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                    189         1,381         --
   Administrative expense fees                                                         25           180         --
                                                                                 --------       -------        ---
      Total expenses                                                                  214         1,561         --
                                                                                 --------       -------        ---
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                     --            --         --
   Administrative expense fees                                                         --            --         --
                                                                                 --------       -------        ---
      Total expenses                                                                   --            --         --
                                                                                 --------       -------        ---
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                     --           823         --
   Administrative expense fees                                                         --            82         --
                                                                                 --------       -------        ---
      Total expenses                                                                   --           905         --
                                                                                 --------       -------        ---
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                     61           435         --
   Administrative expense fees                                                          6            49         --
                                                                                 --------       -------        ---
      Total expenses                                                                   67           484         --
                                                                                 --------       -------        ---
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                     --            --         --
   Administrative expense fees                                                         --            --         --
                                                                                 --------       -------        ---
      Total expenses                                                                   --            --         --
                                                                                 --------       -------        ---
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                     --            --         --
   Administrative expense fees                                                         --            --         --
                                                                                 --------       -------        ---
      Total expenses                                                                   --            --         --
                                                                                 --------       -------        ---
         Total expenses                                                               281         2,950         --
                                                                                 --------       -------        ---
      Net investment income (loss)                                                     31        (1,072)        --
                                                                                 --------       -------        ---
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                                  --            --         --
   Net realized gain (loss) from sales of investments                             (10,468)        6,911         --
                                                                                 --------       -------        ---
      Net realized gain (loss)                                                    (10,468)        6,911         --
   Change in unrealized gain (loss)                                                 2,109         9,978          3
                                                                                 --------       -------        ---
      Net realized and unrealized gain (loss)                                      (8,359)       16,889          3
                                                                                 --------       -------        ---
      Net increase (decrease) in net assets from operations                      $ (8,328)      $15,817        $ 3
                                                                                 ========       =======        ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                              INVESCO V.I.  JANUS ASPEN    JANUS ASPEN
                                                                              LEISURE FUND   ENTERPRISE       FORTY
                                                                               SERIES II     PORTFOLIO      PORTFOLIO
                                                                               SHARES (a)  SERVICE SHARES SERVICE SHARES
                                                                              ------------ -------------- --------------
INVESTMENT INCOME:
   Dividends                                                                     $  16        $    --        $   706
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                  32            487          1,056
   Administrative expense fees                                                       4             64            137
                                                                                 -----        -------        -------
      Total expenses                                                                36            551          1,193
                                                                                 -----        -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                  --             --             --
   Administrative expense fees                                                      --             --             --
                                                                                 -----        -------        -------
      Total expenses                                                                --             --             --
                                                                                 -----        -------        -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                  --            374             86
   Administrative expense fees                                                      --             38              8
                                                                                 -----        -------        -------
      Total expenses                                                                --            412             94
                                                                                 -----        -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                 102            906          1,646
   Administrative expense fees                                                      11            100            183
                                                                                 -----        -------        -------
      Total expenses                                                               113          1,006          1,829
                                                                                 -----        -------        -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                  --             --              9
   Administrative expense fees                                                      --             --              1
                                                                                 -----        -------        -------
      Total expenses                                                                --             --             10
                                                                                 -----        -------        -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                  --             --             --
   Administrative expense fees                                                      --             --             --
                                                                                 -----        -------        -------
      Total expenses                                                                --             --             --
                                                                                 -----        -------        -------
         Total expenses                                                            149          1,969          3,126
                                                                                 -----        -------        -------
      Net investment income (loss)                                                (133)        (1,969)        (2,420)
                                                                                 -----        -------        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                               --             --             --
   Net realized gain (loss) from sales of investments                             (219)         3,603          1,648
                                                                                 -----        -------        -------
      Net realized gain (loss)                                                    (219)         3,603          1,648
   Change in unrealized gain (loss)                                                268         21,984         24,596
                                                                                 -----        -------        -------
      Net realized and unrealized gain (loss)                                       49         25,587         26,244
                                                                                 -----        -------        -------
      Net increase (decrease) in net assets from operations                      $ (84)       $23,618        $23,824
                                                                                 =====        =======        =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                               JANUS ASPEN
                                                                                 PERKINS        MFS(R)
                                                                                 MID CAP          NEW         MFS(R)
                                                                                  VALUE        DISCOVERY     UTILITIES
                                                                                PORTFOLIO       SERIES        SERIES
                                                                              SERVICE SHARES SERVICE CLASS SERVICE CLASS
                                                                              -------------- ------------- -------------
INVESTMENT INCOME:
   Dividends                                                                     $ 1,961        $    --        $ --
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                 1,776             53           5
   Administrative expense fees                                                       231              7           1
                                                                                 -------        -------        ----
      Total expenses                                                               2,007             60           6
                                                                                 -------        -------        ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                    --             --          --
   Administrative expense fees                                                        --             --          --
                                                                                 -------        -------        ----
      Total expenses                                                                  --             --          --
                                                                                 -------        -------        ----
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                   172             --          --
   Administrative expense fees                                                        17             --          --
                                                                                 -------        -------        ----
      Total expenses                                                                 189             --          --
                                                                                 -------        -------        ----
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                 1,973            229          --
   Administrative expense fees                                                       219             26          --
                                                                                 -------        -------        ----
      Total expenses                                                               2,192            255          --
                                                                                 -------        -------        ----
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                     3             --           3
   Administrative expense fees                                                         1             --           1
                                                                                 -------        -------        ----
      Total expenses                                                                   4             --           4
                                                                                 -------        -------        ----
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                    --             --          --
   Administrative expense fees                                                        --             --          --
                                                                                 -------        -------        ----
      Total expenses                                                                  --             --          --
                                                                                 -------        -------        ----
         Total expenses                                                            4,392            315          10
                                                                                 -------        -------        ----
      Net investment income (loss)                                                (2,431)          (315)        (10)
                                                                                 -------        -------        ----
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                                 --             --          --
   Net realized gain (loss) from sales of investments                              8,427         14,502           1
                                                                                 -------        -------        ----
      Net realized gain (loss)                                                     8,427         14,502           1
   Change in unrealized gain (loss)                                               47,316          1,609         175
                                                                                 -------        -------        ----
      Net realized and unrealized gain (loss)                                     55,743         16,111         176
                                                                                 -------        -------        ----
      Net increase (decrease) in net assets from operations                      $53,312        $15,796        $166
                                                                                 =======        =======        ====

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                                                        OPPENHEIMER
                                                                                       OPPENHEIMER         GLOBAL
                                                                        OPPENHEIMER       GLOBAL         STRATEGIC
                                                                          BALANCED      SECURITIES         INCOME
                                                                          FUND/VA        FUND/VA          FUND/VA
                                                                       SERVICE SHARES SERVICE SHARES SERVICE SHARES (a)
                                                                       -------------- -------------- ------------------
INVESTMENT INCOME:
   Dividends                                                              $ 1,324        $ 7,392          $11,651
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                          1,312          2,894            1,573
   Administrative expense fees                                                171            377              206
                                                                          -------        -------          -------
      Total expenses                                                        1,483          3,271            1,779
                                                                          -------        -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                             --             --               --
   Administrative expense fees                                                 --             --               --
                                                                          -------        -------          -------
      Total expenses                                                           --             --               --
                                                                          -------        -------          -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
   RIDER:
   Mortality and expense risk fees                                             63          1,235              172
   Administrative expense fees                                                  7            123               17
                                                                          -------        -------          -------
      Total expenses                                                           70          1,358              189
                                                                          -------        -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                            872          3,709            5,175
   Administrative expense fees                                                 96            412              575
                                                                          -------        -------          -------
      Total expenses                                                          968          4,121            5,750
                                                                          -------        -------          -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                              4             --                9
   Administrative expense fees                                                  1             --                1
                                                                          -------        -------          -------
      Total expenses                                                            5             --               10
                                                                          -------        -------          -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                             --             --              550
   Administrative expense fees                                                 --             --              138
                                                                          -------        -------          -------
      Total expenses                                                           --             --              688
                                                                          -------        -------          -------
         Total expenses                                                     2,526          8,750            8,416
                                                                          -------        -------          -------
      Net investment income (loss)                                         (1,202)        (1,358)           3,235
                                                                          -------        -------          -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                          --             --               --
   Net realized gain (loss) from sales of investments                         748          1,392           12,976
                                                                          -------        -------          -------
      Net realized gain (loss)                                                748          1,392           12,976
   Change in unrealized gain (loss)                                        22,553         61,584           62,114
                                                                          -------        -------          -------
      Net realized and unrealized gain (loss)                              23,301         62,976           75,090
                                                                          -------        -------          -------
      Net increase (decrease) in net assets from operations               $22,099        $61,618          $78,325
                                                                          =======        =======          =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                               OPPENHEIMER    OPPENHEIMER    PIONEER
                                                                                   HIGH       MAIN STREET    CULLEN
                                                                                  INCOME       SMALL CAP    VALUE VCT
                                                                                 FUND/VA       FUND(R)/VA   PORTFOLIO
                                                                              SERVICE SHARES SERVICE SHARES CLASS II
                                                                              -------------- -------------- ---------
INVESTMENT INCOME:
   Dividends                                                                     $    --        $   537      $   575
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                                    87            341        1,017
   Administrative expense fees                                                        12             44          133
                                                                                 -------        -------      -------
      Total expenses                                                                  99            385        1,150
                                                                                 -------        -------      -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT CHARGE
  RIDER:
   Mortality and expense risk fees                                                    --             --           --
   Administrative expense fees                                                        --             --           --
                                                                                 -------        -------      -------
      Total expenses                                                                  --             --           --
                                                                                 -------        -------      -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE RIDER:
   Mortality and expense risk fees                                                    --             --           26
   Administrative expense fees                                                        --             --            3
                                                                                 -------        -------      -------
      Total expenses                                                                  --             --           29
                                                                                 -------        -------      -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                                   869            933          182
   Administrative expense fees                                                        97            103           20
                                                                                 -------        -------      -------
      Total expenses                                                                 966          1,036          202
                                                                                 -------        -------      -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                                    --             --           --
   Administrative expense fees                                                        --             --           --
                                                                                 -------        -------      -------
      Total expenses                                                                  --             --           --
                                                                                 -------        -------      -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                                    --             --           --
   Administrative expense fees                                                        --             --           --
                                                                                 -------        -------      -------
      Total expenses                                                                  --             --           --
                                                                                 -------        -------      -------
         Total expenses                                                            1,065          1,421        1,381
                                                                                 -------        -------      -------
      Net investment income (loss)                                                (1,065)          (884)        (806)
                                                                                 -------        -------      -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                                 --             --           --
   Net realized gain (loss) from sales of investments                             14,744         11,369          498
                                                                                 -------        -------      -------
      Net realized gain (loss)                                                    14,744         11,369          498
   Change in unrealized gain (loss)                                                  175         11,851       10,815
                                                                                 -------        -------      -------
      Net realized and unrealized gain (loss)                                     14,919         23,220       11,313
                                                                                 -------        -------      -------
      Net increase (decrease) in net assets from operations                      $13,854        $22,336      $10,507
                                                                                 =======        =======      =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEAR ENDED DECEMBER 31, 2010

                                                                         PIONEER        PIONEER       PIONEER
                                                                        EMERGING        GROWTH        MID CAP
                                                                       MARKETS VCT OPPORTUNITIES VCT VALUE VCT
                                                                        PORTFOLIO      PORTFOLIO     PORTFOLIO
                                                                        CLASS II        CLASS I      CLASS II
                                                                       ----------- ----------------- ---------
INVESTMENT INCOME:
   Dividends                                                             $ 1,796        $    --       $ 1,340
EXPENSES:
COMMONWEALTH ANNUITY ADVANTAGE IV:
   Mortality and expense risk fees                                         1,905          2,649         1,030
   Administrative expense fees                                               249            345           134
                                                                         -------        -------       -------
      Total expenses                                                       2,154          2,994         1,164
                                                                         -------        -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL STEP-UP DEATH BENEFIT
  CHARGE RIDER:
   Mortality and expense risk fees                                            --             --            --
   Administrative expense fees                                                --             --            --
                                                                         -------        -------       -------
      Total expenses                                                          --             --            --
                                                                         -------        -------       -------
COMMONWEALTH ANNUITY ADVANTAGE IV WITH OPTIONAL NO WITHDRAWAL CHARGE
   RIDER:
   Mortality and expense risk fees                                         1,047          1,523           687
   Administrative expense fees                                               105            152            69
                                                                         -------        -------       -------
      Total expenses                                                       1,152          1,675           756
                                                                         -------        -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS:
   Mortality and expense risk fees                                         6,397          1,117           144
   Administrative expense fees                                               711            124            16
                                                                         -------        -------       -------
      Total expenses                                                       7,108          1,241           160
                                                                         -------        -------       -------
COMMONWEALTH ANNUITY PREFERRED PLUS WITH OPTIONAL RIDER:
   Mortality and expense risk fees                                             5              5            --
   Administrative expense fees                                                --             --            --
                                                                         -------        -------       -------
      Total expenses                                                           5              5            --
                                                                         -------        -------       -------
COMMONWEALTH ANNUITY HORIZON:
   Mortality and expense risk fees                                            --             --            --
   Administrative expense fees                                                --             --            --
                                                                         -------        -------       -------
      Total expenses                                                          --             --            --
                                                                         -------        -------       -------
         Total expenses                                                   10,419          5,915         2,080
                                                                         -------        -------       -------
      Net investment income (loss)                                        (8,623)        (5,915)         (740)
                                                                         -------        -------       -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain distributions from portfolio sponsor                         --             --            --
   Net realized gain (loss) from sales of investments                     26,800         13,401         2,907
                                                                         -------        -------       -------
      Net realized gain (loss)                                            26,800         13,401         2,907
   Change in unrealized gain (loss)                                       46,366         64,465        21,883
                                                                         -------        -------       -------
      Net realized and unrealized gain (loss)                             73,166         77,866        24,790
                                                                         -------        -------       -------
      Net increase (decrease) in net assets from operations              $64,543        $71,951       $24,050
                                                                         =======        =======       =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                       ALLIANCE-          ALLIANCE-          ALLIANCE-
                                                                     BERNSTEIN VPS      BERNSTEIN VPS      BERNSTEIN VPS
                                                                     INTERMEDIATE       INTERNATIONAL        SMALL CAP
                                                                    BOND PORTFOLIO     VALUE PORTFOLIO    GROWTH PORTFOLIO
                                                                        CLASS B            CLASS B            CLASS B
                                                                  ------------------  -----------------  -----------------
                                                                     2010      2009     2010      2009     2010      2009
                                                                  ---------  -------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $   2,850  $   (90) $  1,513  $   233  $ (1,973) $  (259)
      Net realized gain (loss)                                       18,106       63      (950)    (354)   (1,880)     173
      Change in unrealized gain (loss)                                4,744      887     6,390    9,887    43,612    5,336
                                                                  ---------  -------  --------  -------  --------  -------
      Net increase (decrease) in net assets from operations          25,700      860     6,953    9,766    39,759    5,250
                                                                  ---------  -------  --------  -------  --------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         264,873   16,831    19,608   18,461    77,812    7,453
      Withdrawals                                                   (18,688)      --    (1,212)  (5,137)   (8,429)    (158)
      Contract benefits                                                  --       --        --       --        --       --
      Contract charges                                                 (222)     (55)     (129)    (116)     (106)     (69)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (532,200)   1,305   (14,506)  41,156   202,862   23,105
      Other transfers from (to) the General Account                 563,686   23,090    26,788    6,985     1,222   13,832
                                                                  ---------  -------  --------  -------  --------  -------
      Net increase (decrease) in net assets from contract
         transactions                                               277,449   41,171    30,549   61,349   273,361   44,163
                                                                  ---------  -------  --------  -------  --------  -------
      Net increase (decrease) in net assets                         303,149   42,031    37,502   71,115   313,120   49,413
NET ASSETS:
   Beginning of year                                                 42,523      492    81,654   10,539    50,793    1,380
                                                                  ---------  -------  --------  -------  --------  -------
   End of year                                                    $ 345,672  $42,523  $119,156  $81,654  $363,913  $50,793
                                                                  =========  =======  ========  =======  ========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                  ALLIANCE-                      FIDELITY VIP
                                                                                BERNSTEIN VPS    FIDELITY VIP    DISCIPLINED
                                                                                SMALL/MID CAP    CONTRAFUND(R)    SMALL CAP
                                                                               VALUE PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                                   CLASS B       SERVICE CLASS 2 SERVICE CLASS 2
                                                                             ------------------  --------------- ---------------
                                                                               2010      2009      2010    2009   2010    2009
                                                                             --------  --------  -------   ----  ------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                           $ (1,339) $   (443) $   392   $--   $ (13)   $--
      Net realized gain (loss)                                                 12,655      (120)   1,256    --    (514)    --
      Change in unrealized gain (loss)                                         14,962     7,570    6,258    --      14     --
                                                                             --------  --------  -------   ---   ------   ---
      Net increase (decrease) in net assets from operations                    26,278     7,007    7,906    --    (513)    --
                                                                             --------  --------  -------   ---   ------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                    23,943     4,725   39,442    --     161     --
      Withdrawals                                                              (1,689)     (445)  (2,516)   --      --     --
      Contract benefits                                                            --        --       --    --      --     --
      Contract charges                                                            (88)      (68)     (45)   --      (9)    --
      Transfers between Sub-Accounts (including Separate Account
         GPA), net                                                            (79,699)  166,821   39,442    --     527     --
      Other transfers from (to) the General Account                             6,405        (2)     514    --      --     --
                                                                             --------  --------  -------   ---   ------   ---
      Net increase (decrease) in net assets from contract transactions        (51,128)  171,031   76,837    --     679     --
                                                                             --------  --------  -------   ---   ------   ---
      Net increase (decrease) in net assets                                   (24,850)  178,038   84,743    --     166     --
NET ASSETS:
   Beginning of year                                                          179,121     1,083       --    --      --     --
                                                                             --------  --------  -------   ---   ------   ---
   End of year                                                               $154,271  $179,121  $84,743   $--   $ 166    $--
                                                                             ========  ========  =======   ===   ======   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                                 EQUITY-INCOME   FREEDOM 2005    FREEDOM 2010
                                                                                  PORTFOLIO      PORTFOLIO       PORTFOLIO
                                                                                 SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                                 --------------- --------------- ---------------
                                                                                   2010   2009   2010    2009    2010     2009
                                                                                  -----   ----   ----    ----    -----    ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                                $  --   $--    $ 2     $--     $   4    $--
      Net realized gain (loss)                                                      105    --     --      --         3     --
      Change in unrealized gain (loss)                                                2    --     --      --        (2)    --
                                                                                  -----   ---    ---     ---     -----    ---
      Net increase (decrease) in net assets from operations                         107    --      2      --         5     --
                                                                                  -----   ---    ---     ---     -----    ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                          46    --     92      --       221     --
      Withdrawals                                                                    --    --     --      --        --     --
      Contract benefits                                                              --    --     --      --        --     --
      Contract charges                                                               (1)   --     (1)     --        (6)    --
      Transfers between Sub-Accounts (including Separate Account GPA), net           --    --     --      --        --     --
      Other transfers from (to) the General Account                                (103)   --     --      --        --     --
                                                                                  -----   ---    ---     ---     -----    ---
      Net increase (decrease) in net assets from contract transactions              (58)   --     91      --       215     --
                                                                                  -----   ---    ---     ---     -----    ---
      Net increase (decrease) in net assets                                          49    --     93      --       220     --
NET ASSETS:
   Beginning of year                                                                 --    --     --      --        --     --
                                                                                  -----   ---    ---     ---     -----    ---
   End of year                                                                    $  49   $--    $93     $--      $220    $--
                                                                                  =====   ===    ===     ===     =====    ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                              FIDELITY VIP    FIDELITY VIP    FIDELITY VIP
                                                                              FREEDOM 2015    FREEDOM 2020    FREEDOM 2025
                                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                             SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                             --------------- --------------- ---------------
                                                                               2010    2009    2010     2009   2010    2009
                                                                             -------   ----  --------   ---- -------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                           $ 1,232   $--   $  2,034   $--  $   414   $--
      Net realized gain (loss)                                                   637    --        624    --      116    --
      Change in unrealized gain (loss)                                            96    --      4,322    --    1,008    --
                                                                             -------   ---   --------   ---  -------   ---
      Net increase (decrease) in net assets from operations                    1,965    --      6,980    --    1,538    --
                                                                             -------   ---   --------   ---  -------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                    3,492    --     41,053    --    3,847    --
      Withdrawals                                                                 --    --         --    --       --    --
      Contract benefits                                                           --    --         --    --       --    --
      Contract charges                                                           (38)   --        (53)   --      (17)   --
      Transfers between Sub-Accounts (including Separate Account
         GPA), net                                                             1,578    --     64,232    --      199    --
      Other transfers from (to) the General Account                           68,202    --     19,657    --   20,551    --
                                                                             -------   ---   --------   ---  -------   ---
      Net increase (decrease) in net assets from contract transactions        73,234    --    124,889    --   24,580    --
                                                                             -------   ---   --------   ---  -------   ---
      Net increase (decrease) in net assets                                   75,199    --    131,869    --   26,118    --
NET ASSETS:
   Beginning of year                                                              --    --         --    --       --    --
                                                                             -------   ---   --------   ---  -------   ---
   End of year                                                               $75,199   $--   $131,869   $--  $26,118   $--
                                                                             =======   ===   ========   ===  =======   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                              FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                                              FREEDOM 2030   FREEDOM 2035    FREEDOM 2040
                                                                               PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                                             SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                             --------------- --------------- ---------------
                                                                               2010     2009   2010    2009    2010    2009
                                                                             --------   ---- -------   ----  -------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                           $  1,781   $--  $ 1,293   $--   $   155   $--
      Net realized gain (loss)                                                  1,022    --    5,272    --     1,398    --
      Change in unrealized gain (loss)                                         15,902    --   (2,498)   --      (594)   --
                                                                             --------   ---  -------   ---   -------   ---
      Net increase (decrease) in net assets from operations                    18,705    --    4,067    --       959    --
                                                                             --------   ---  -------   ---   -------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                    15,188    --    6,751    --     3,832    --
      Withdrawals                                                                  --    --       --    --        --    --
      Contract benefits                                                            --    --       --    --        --    --
      Contract charges                                                           (129)   --      (45)   --       (38)   --
      Transfers between Sub-Accounts (including Separate Account
         GPA), net                                                            108,304    --   81,710    --     8,153    --
      Other transfers from (to) the General Account                            15,254    --        9    --        (2)   --
                                                                             --------   ---  -------   ---   -------   ---
      Net increase (decrease) in net assets from contract transactions        138,617    --   88,425    --    11,945    --
                                                                             --------   ---  -------   ---   -------   ---
      Net increase (decrease) in net assets                                   157,322    --   92,492    --    12,904    --
NET ASSETS:
   Beginning of year                                                               --    --       --    --        --    --
                                                                             --------   ---  -------   ---   -------   ---
   End of year                                                               $157,322   $--  $92,492   $--   $12,904   $--
                                                                             ========   ===  =======   ===   =======   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                              FIDELITY VIP
                                                                               FIDELITY VIP    FIDELITY VIP       GROWTH
                                                                               FREEDOM 2045    FREEDOM 2050    OPPORTUNITIES
                                                                                PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
                                                                               2010     2009    2010    2009    2010    2009
                                                                              ------   ----   -------   ----  -------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                            $   35    $--   $   101   $--   $   (56)  $--
      Net realized gain (loss)                                                   206     --       333    --       390    --
      Change in unrealized gain (loss)                                           (37)    --       641    --     1,263    --
                                                                              ------    ---   -------   ---   -------   ---
      Net increase (decrease) in net assets from operations                      204     --     1,075    --     1,597    --
                                                                              ------    ---   -------   ---   -------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                    2,543     --     1,012    --    11,872    --
      Withdrawals                                                                 --     --        --    --    (1,518)   --
      Contract benefits                                                           --     --        --    --        --    --
      Contract charges                                                           (26)    --       (26)   --        (2)   --
      Transfers between Sub-Accounts (including Separate Account GPA),
         net                                                                      --     --    (4,501)   --    12,528    --
      Other transfers from (to) the General Account                               --     --    11,485    --        (1)   --
                                                                              ------    ---   -------   ---   -------   ---
      Net increase (decrease) in net assets from contract transactions         2,517     --     7,970    --    22,879    --
                                                                              ------    ---   -------   ---   -------   ---
      Net increase (decrease) in net assets                                    2,721     --     9,045    --    24,476    --
NET ASSETS:
   Beginning of year                                                              --     --        --    --        --    --
                                                                              ------    ---   -------   ---   -------   ---
   End of year                                                                $2,721    $--   $ 9,045   $--   $24,476   $--
                                                                              ======    ===   =======   ===   =======   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                               FIDELITY VIP     FIDELITY VIP   FIDELITY VIP
                                                                                INDEX 500         MID CAP         OVERSEAS
                                                                                PORTFOLIO        PORTFOLIO       PORTFOLIO
                                                                              SERVICE CLASS 2 SERVICE CLASS 2 SERVICE CLASS 2
                                                                              --------------- --------------- ---------------
                                                                               2010    2009     2010     2009   2010     2009
                                                                              -----    ----   --------   ---- --------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                            $ (16)   $--    $   (329)  $--  $  4,386   $--
      Net realized gain (loss)                                                 (323)    --         288    --    (3,361)   --
      Change in unrealized gain (loss)                                           14     --       9,792    --     7,123    --
                                                                              -----    ---    --------   ---  --------   ---
      Net increase (decrease) in net assets from operations                    (325)    --       9,751    --     8,148    --
                                                                              -----    ---    --------   ---  --------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                     208     --      25,879    --     4,254    --
      Withdrawals                                                                --     --          --    --        --    --
      Contract benefits                                                          --     --          --    --        --    --
      Contract charges                                                           (8)    --         (45)   --       (20)   --
      Transfers between Sub-Accounts (including Separate Account GPA),
         net                                                                    343     --     242,525    --   529,241    --
      Other transfers from (to) the General Account                              --     --          80    --        98    --
                                                                              -----    ---    --------   ---  --------   ---
      Net increase (decrease) in net assets from contract transactions          543     --     268,439    --   533,573    --
                                                                              -----    ---    --------   ---  --------   ---
      Net increase (decrease) in net assets                                     218     --     278,190    --   541,721    --
NET ASSETS:
   Beginning of year                                                             --     --          --    --        --    --
                                                                              -----    ---    --------   ---  --------   ---
   End of year                                                                $ 218    $--    $278,190   $--  $541,721   $--
                                                                              =====    ===    ========   ===  ========   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                          FT VIP                FT VIP
                                                                                         FRANKLIN              FRANKLIN
                                                                   FIDELITY VIP           INCOME           SMALL CAP VALUE
                                                                  STRATEGIC INCOME      SECURITIES            SECURITIES
                                                                    PORTFOLIO              FUND                  FUND
                                                                  SERVICE CLASS 2         CLASS 2              CLASS 2
                                                                  ---------------- --------------------  -------------------
                                                                    2010     2009     2010       2009       2010      2009
                                                                  --------   ----  ----------  --------  ---------  --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $    265   $--   $   33,021  $  3,825  $  (2,237) $   (428)
      Net realized gain (loss)                                       8,211    --        2,507       165     15,199     2,133
      Change in unrealized gain (loss)                                (924)   --       53,643    36,107     34,971    18,253
                                                                  --------   ---   ----------  --------  ---------  --------
      Net increase (decrease) in net assets from operations          7,552    --       89,171    40,097     47,933    19,958
                                                                  --------   ---   ----------  --------  ---------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         24,213    --      220,772   165,246     38,522    44,906
      Withdrawals                                                       --    --      (34,125)       --    (16,985)   (1,508)
      Contract benefits                                                 --    --           --        --         --        --
      Contract charges                                                 (20)   --         (408)     (237)      (164)     (137)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (10,855)   --       48,059    33,078   (100,185)  146,284
      Other transfers from (to) the General Account                  3,219    --      249,604   203,578     73,262        31
                                                                  --------   ---   ----------  --------  ---------  --------
      Net increase (decrease) in net assets from contract
        transactions                                                16,557    --      483,902   401,665     (5,550)  189,576
                                                                  --------   ---   ----------  --------  ---------  --------
      Net increase (decrease) in net assets                         24,109    --      573,073   441,762     42,383   209,534
NET ASSETS:
   Beginning of year                                                    --    --      454,198    12,436    219,524     9,990
                                                                  --------   ---   ----------  --------  ---------  --------
   End of year                                                    $ 24,109   $--   $1,027,271  $454,198  $ 261,907  $219,524
                                                                  ========   ===   ==========  ========  =========  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                        FT VIP                                 FT VIP
                                                                     MUTUAL GLOBAL          FT VIP           TEMPLETON
                                                                       DISCOVERY        MUTUAL SHARES       GLOBAL ASSET
                                                                      SECURITIES          SECURITIES         ALLOCATION
                                                                         FUND                FUND               FUND
                                                                        CLASS 2            CLASS 2          CLASS 2 (b)
                                                                  ------------------  -----------------  -----------------
                                                                    2010      2009      2010      2009     2010      2009
                                                                  --------  --------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $     60  $     63  $    556  $   372  $  2,752  $ 1,419
      Net realized gain (loss)                                       1,809     2,624     2,139       12     2,496      282
      Change in unrealized gain (loss)                              28,848    13,352    11,930   10,057    (3,274)   3,227
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets from operations         30,717    16,039    14,625   10,441     1,974    4,928
                                                                  --------  --------  --------  -------  --------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         98,195    70,795    63,355   34,557     8,228   30,379
      Withdrawals                                                   (3,527)   (4,853)  (13,694)    (199)      (42)      --
      Contract benefits                                                 --        --        --       --        --       --
      Contract charges                                                (618)     (416)     (209)    (122)      (32)    (105)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                          20,584    12,110       933    6,468   (60,285)   8,570
      Other transfers from (to) the General Account                 35,916    70,788    47,192        6         1       15
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets from contract
        transactions                                               150,550   148,424    97,577   40,710   (52,130)  38,859
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets                        181,267   164,463   112,202   51,151   (50,156)  43,787
NET ASSETS:
   Beginning of year                                               186,121    21,658    63,271   12,120    50,156    6,369
                                                                  --------  --------  --------  -------  --------  -------
   End of year                                                    $367,388  $186,121  $175,473  $63,271  $     --  $50,156
                                                                  ========  ========  ========  =======  ========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       FT VIP
                                                                      TEMPLETON        GOLDMAN SACHS       GOLDMAN SACHS
                                                                       GROWTH            BALANCED          EQUITY GROWTH
                                                                     SECURITIES          STRATEGY            STRATEGY
                                                                        FUND             PORTFOLIO           PORTFOLIO
                                                                       CLASS 2            CLASS A             CLASS A
                                                                  ----------------  ------------------  ------------------
                                                                    2010     2009     2010      2009      2010      2009
                                                                  -------  -------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $  (406) $   196  $  7,679  $  7,425  $  1,392  $    766
      Net realized gain (loss)                                       (216)     (83)    2,250        98     3,110      (353)
      Change in unrealized gain (loss)                              7,567    5,304    20,874    31,449    16,606    19,379
                                                                  -------  -------  --------  --------  --------  --------
      Net increase (decrease) in net assets from operations         6,945    5,417    30,803    38,972    21,108    19,792
                                                                  -------  -------  --------  --------  --------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        14,604   12,629   349,532   136,204    94,302    61,120
      Withdrawals                                                      --     (199)  (17,204)   (2,342)  (14,805)   (4,109)
      Contract benefits                                                --       --      (175)       --        --        --
      Contract charges                                                (52)     (55)   (1,370)   (1,241)     (681)     (581)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (2,144)  15,822   (19,810)    4,328   (32,632)   (1,057)
      Other transfers from (to) the General Account                30,256       45    50,999    55,078    14,948    17,115
                                                                  -------  -------  --------  --------  --------  --------
      Net increase (decrease) in net assets from contract
        transactions                                               42,664   28,242   361,972   192,027    61,132    72,488
                                                                  -------  -------  --------  --------  --------  --------
      Net increase (decrease) in net assets                        49,609   33,659   392,775   230,999    82,240    92,280
NET ASSETS:
   Beginning of year                                               41,069    7,410   308,852    77,853   110,145    17,865
                                                                  -------  -------  --------  --------  --------  --------
   End of year                                                    $90,678  $41,069  $701,627  $308,852  $192,385  $110,145
                                                                  =======  =======  ========  ========  ========  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                     GOLDMAN SACHS                          GOLDMAN SACHS
                                                                      GROWTH AND         GOLDMAN SACHS      INTERNATIONAL
                                                                        INCOME              GROWTH           REAL ESTATE
                                                                       STRATEGY            STRATEGY          SECURITIES
                                                                       PORTFOLIO           PORTFOLIO            FUND
                                                                        CLASS A             CLASS A            CLASS A
                                                                  ------------------  ------------------  ----------------
                                                                    2010      2009      2010      2009      2010     2009
                                                                  --------  --------  --------  --------  -------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $  8,815  $ 10,692  $  7,693  $  8,336  $ 2,290  $ 2,359
      Net realized gain (loss)                                       4,758     1,352       505      (403)  (1,260)     (11)
      Change in unrealized gain (loss)                              49,157    62,959    59,365    97,087    5,723     (853)
                                                                  --------  --------  --------  --------  -------  -------
      Net increase (decrease) in net assets from operations         62,730    75,003    67,563   105,020    6,753    1,495
                                                                  --------  --------  --------  --------  -------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        278,277   124,317   125,011   202,660   11,704    3,296
      Withdrawals                                                  (26,931)   (4,000)  (32,358)   (2,343)     (80)      --
      Contract benefits                                                 --        --       (88)       --       --       --
      Contract charges                                              (1,735)   (1,365)   (1,056)     (972)     (83)     (53)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (15,061)  137,952    14,610     4,623   (2,839)  15,393
      Other transfers from (to) the General Account                 39,076   130,124       287    16,818   13,369       (1)
                                                                  --------  --------  --------  --------  -------  -------
      Net increase (decrease) in net assets from contract
        transactions                                               273,626   387,028   106,406   220,786   22,071   18,635
                                                                  --------  --------  --------  --------  -------  -------
      Net increase (decrease) in net assets                        336,356   462,031   173,969   325,806   28,824   20,130
NET ASSETS:
   Beginning of year                                               526,849    64,818   587,028   261,222   21,456    1,326
                                                                  --------  --------  --------  --------  -------  -------
   End of year                                                    $863,205  $526,849  $760,997  $587,028  $50,280  $21,456
                                                                  ========  ========  ========  ========  =======  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                   GOLDMAN SACHS       GOLDMAN SACHS
                                                                    REAL ESTATE         TECHNOLOGY        GOLDMAN SACHS VIT
                                                                    SECURITIES          TOLLKEEPER           CORE FIXED
                                                                       FUND                FUND              INCOME FUND
                                                                      CLASS A           CLASS A (a)        SERVICE SHARES
                                                                 ----------------  --------------------  ------------------
                                                                   2010     2009      2010       2009      2010      2009
                                                                 -------  -------  ----------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                               $    80  $    65  $   (8,133) $ (2,058) $  6,244  $  1,282
      Net realized gain (loss)                                     2,389        1      30,372     9,551     7,234      (129)
      Change in unrealized gain (loss)                             1,347    4,526      94,753    47,294    (2,069)     (119)
                                                                 -------  -------  ----------  --------  --------  --------
      Net increase (decrease) in net assets from
         operations                                                3,816    4,592     116,992    54,787    11,409     1,034
                                                                 -------  -------  ----------  --------  --------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        5,813    3,036      72,912    70,780   107,939    14,918
      Withdrawals                                                    (85)      --      (3,501)  (85,566)   (7,491)   (2,567)
      Contract benefits                                               --       --          --        --        --        --
      Contract charges                                               (76)     (58)       (171)      (72)     (141)      (78)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                        (5,168)  26,661     718,594   416,876   (52,547)   35,770
      Other transfers from (to) the General Account                  (51)       7      33,424    10,711   180,998    63,766
                                                                 -------  -------  ----------  --------  --------  --------
      Net increase (decrease) in net assets from contract
         transactions                                                433   29,646     821,258   412,729   228,758   111,809
                                                                 -------  -------  ----------  --------  --------  --------
      Net increase (decrease) in net assets                        4,249   34,238     938,250   467,516   240,167   112,843
NET ASSETS:
   Beginning of year                                              35,050      812     467,897       381   121,991     9,148
                                                                 -------  -------  ----------  --------  --------  --------
   End of year                                                   $39,299  $35,050  $1,406,147  $467,897  $362,158  $121,991
                                                                 =======  =======  ==========  ========  ========  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         GOLDMAN SACHS VIT
                                                                 GOLDMAN SACHS VIT  GOLDMAN SACHS VIT         GROWTH
                                                                      EQUITY            GOVERNMENT         OPPORTUNITIES
                                                                    INDEX FUND         INCOME FUND             FUND
                                                                  SERVICE SHARES      SERVICE SHARES      SERVICE SHARES
                                                                 ----------------  -------------------  ------------------
                                                                   2010     2009      2010      2009      2010      2009
                                                                 -------  -------  ---------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                               $    19  $   588  $   2,690  $  9,704  $ (2,129) $   (703)
      Net realized gain (loss)                                    (4,874)    (286)    38,280     7,502    11,488        79
      Change in unrealized gain (loss)                             5,445    7,229     (1,021)    2,752    14,493    21,155
                                                                 -------  -------  ---------  --------  --------  --------
      Net increase (decrease) in net assets from
         operations                                                  590    7,531     39,949    19,958    23,852    20,531
                                                                 -------  -------  ---------  --------  --------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                       41,832   26,726    236,200    39,773    86,734    42,373
      Withdrawals                                                 (5,969)  (2,704)   (22,404)  (19,729)  (12,140)      (86)
      Contract benefits                                               --       --         --        --        --        --
      Contract charges                                              (118)     (65)      (427)     (252)     (157)     (109)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                          (380)     768   (256,225)   71,011   (69,860)   64,852
      Other transfers from (to) the General Account                1,966   12,491    313,755    13,342    12,516       490
                                                                 -------  -------  ---------  --------  --------  --------
      Net increase (decrease) in net assets from contract
         transactions                                             37,331   37,216    270,899   104,145    17,093   107,520
                                                                 -------  -------  ---------  --------  --------  --------
      Net increase (decrease) in net assets                       37,921   44,747    310,848   124,103    40,945   128,051
NET ASSETS:
   Beginning of year                                              52,374    7,627    577,389   453,286   134,920     6,869
                                                                 -------  -------  ---------  --------  --------  --------
   End of year                                                   $90,295  $52,374  $ 888,237  $577,389  $175,865  $134,920
                                                                 =======  =======  =========  ========  ========  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                  GOLDMAN SACHS VIT  GOLDMAN SACHS VIT     GOLDMAN SACHS VIT
                                                                      LARGE CAP       MID CAP                    MONEY
                                                                     VALUE FUND      VALUE FUND               MARKET FUND
                                                                 SERVICE SHARES (a)  SERVICE SHARES         SERVICE SHARES
                                                                 ------------------  ----------------- ------------------------
                                                                   2010      2009    2010      2009        2010         2009
                                                                 --------  --------  ----      ----    -----------  -----------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                               $ (1,881) $  1,582  $  1      $--     $   (75,961) $   (60,435)
      Net realized gain (loss)                                     13,018      (217)   --       --              --           --
      Change in unrealized gain (loss)                             (1,669)   23,011    15       --              --           --
                                                                 --------  --------    ----    ---     -----------  -----------
      Net increase (decrease) in net assets from
         operations                                                 9,468    24,376    16       --         (75,961)     (60,435)
                                                                 --------  --------    ----    ---     -----------  -----------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        26,108   105,526    87       --       1,151,872    1,549,275
      Withdrawals                                                 (93,004)     (714)   --       --         (51,144)      (2,021)
      Contract benefits                                                --        --    --       --             (79)          --
      Contract charges                                                (84)      (65)   (2)      --          (1,025)        (999)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                        (30,349)    6,339    94       --      (1,449,754)  (1,963,890)
      Other transfers from (to) the General Account                   248    44,631    (1)      --       1,018,900    1,320,134
                                                                 --------  --------    ----    ---     -----------  -----------
      Net increase (decrease) in net assets from contract
         transactions                                             (97,081)  155,717   178       --         668,770      902,499
                                                                 --------  --------    ----    ---     -----------  -----------
      Net increase (decrease) in net assets                       (87,613)  180,093   194       --         592,809      842,064
NET ASSETS:
   Beginning of year                                              189,811     9,718    --       --       4,174,648    3,332,584
                                                                 --------  --------    ----    ---     -----------  -----------
   End of year                                                   $102,198  $189,811  $194      $--     $ 4,767,457  $ 4,174,648
                                                                 ========  ========    ====    ===     ===========  ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                      GOLDMAN SACHS VIT  GOLDMAN SACHS VIT
                                                                   GOLDMAN SACHS VIT      STRATEGIC          STRUCTURED
                                                                       STRATEGIC        INTERNATIONAL        SMALL CAP
                                                                      GROWTH FUND        EQUITY FUND        EQUITY FUND
                                                                  SERVICE SHARES (a)    SERVICE SHARES     SERVICE SHARES
                                                                  ------------------  -----------------  -----------------
                                                                    2010      2009      2010      2009     2010      2009
                                                                  --------  --------  --------  -------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $ (2,022) $   (630) $    358  $   290  $    104  $    49
      Net realized gain (loss)                                       6,624      (871)    2,842     (215)      168      126
      Change in unrealized gain (loss)                              10,802    24,176     7,653    6,892    44,640    2,770
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets from operations         15,404    22,675    10,853    6,967    44,912    2,945
                                                                  --------  --------  --------  -------  --------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         28,176    24,571    37,818   29,564    21,261    4,626
      Withdrawals                                                   (2,462)     (373)  (21,558)    (428)     (315)  (1,585)
      Contract benefits                                                 --        --        --       --        --       --
      Contract charges                                                (151)     (119)      (88)     (69)      (86)     (47)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (58,317)   (1,109)   55,233      647   600,232   14,352
      Other transfers from (to) the General Account                 22,933    87,241        (1)      (1)      121       --
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets from contract
         transactions                                               (9,821)  110,211    71,404   29,713   621,213   17,346
                                                                  --------  --------  --------  -------  --------  -------
      Net increase (decrease) in net assets                          5,583   132,886    82,257   36,680   666,125   20,291
NET ASSETS:
   Beginning of year                                               155,193    22,307    43,186    6,506    21,964    1,673
                                                                  --------  --------  --------  -------  --------  -------
   End of year                                                    $160,776  $155,193  $125,443  $43,186  $688,089  $21,964
                                                                  ========  ========  ========  =======  ========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                              INVESCO V.I.
                                                                                             INVESCO V.I.       GLOBAL
                                                                        GOLDMAN SACHS VIT     CORE EQUITY     HEALTH CARE
                                                                         STRUCTURED U.S.         FUND            FUND
                                                                           EQUITY FUND         SERIES II      SERIES II
                                                                         SERVICE SHARES       SHARES (a)        SHARES
                                                                        ----------------  ------------------  ------------
                                                                          2010     2009     2010      2009    2010   2009
                                                                        --------  ------  --------  --------  ----   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                      $     31  $   37  $ (1,072) $  1,356  $ --   $--
      Net realized gain (loss)                                           (10,468)     (4)    6,911        73    --    --
      Change in unrealized gain (loss)                                     2,109     481     9,978    20,677     3    --
                                                                        --------  ------  --------  --------  ----   ---
      Net increase (decrease) in net assets from operations               (8,328)    514    15,817    22,106     3    --
                                                                        --------  ------  --------  --------  ----   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                               23,838   2,522    86,376   101,628   138    --
      Withdrawals                                                            (92)     --   (81,627)       --    --    --
      Contract benefits                                                       --      --        --        --    --    --
      Contract charges                                                       (71)    (48)      (81)      (57)   (2)   --
      Transfers between Sub-Accounts (including Separate Account
         GPA), net                                                         6,491     (16)   (3,581)      (25)   --    --
      Other transfers from (to) the General Account                          411      (4)   19,411    41,502    --    --
                                                                        --------  ------  --------  --------  ----   ---
      Net increase (decrease) in net assets from contract
         transactions                                                     30,577   2,454    20,498   143,048   136    --
                                                                        --------  ------  --------  --------  ----   ---
      Net increase (decrease) in net assets                               22,249   2,968    36,315   165,154   139    --
NET ASSETS:
   Beginning of year                                                       3,851     883   167,342     2,188    --    --
                                                                        --------  ------  --------  --------  ----   ---
   End of year                                                          $ 26,100  $3,851  $203,657  $167,342  $139   $--
                                                                        ========  ======  ========  ========  ====   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                    INVESCO V.I.       JANUS ASPEN         JANUS ASPEN
                                                                    LEISURE FUND       ENTERPRISE             FORTY
                                                                     SERIES II          PORTFOLIO           PORTFOLIO
                                                                     SHARES (a)      SERVICE SHARES      SERVICE SHARES
                                                                  ---------------  ------------------  ------------------
                                                                    2010    2009     2010      2009      2010      2009
                                                                  -------  ------  --------  --------  --------  --------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $  (133) $   11  $ (1,969) $   (951) $ (2,420) $   (769)
      Net realized gain (loss)                                       (219)     (3)    3,603    10,735     1,648        53
      Change in unrealized gain (loss)                                268     349    21,984    14,658    24,596    20,119
                                                                  -------  ------  --------  --------  --------  --------
      Net increase (decrease) in net assets from operations           (84)    357    23,618    24,442    23,824    19,403
                                                                  -------  ------  --------  --------  --------  --------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         3,777   1,067    30,961    22,141   120,938    60,652
      Withdrawals                                                  (1,047)     --    (1,593)  (85,225)   (9,157)      (93)
      Contract benefits                                                --      --        --        --        --        --
      Contract charges                                                (22)    (16)     (156)     (102)     (355)     (235)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (1,415)     --   (25,707)  103,969    63,914    10,099
      Other transfers from (to) the General Account                    12      (7)    1,887    48,080    33,146    22,307
                                                                  -------  ------  --------  --------  --------  --------
      Net increase (decrease) in net assets from contract
         transactions                                               1,305   1,044     5,392    88,863   208,486    92,730
                                                                  -------  ------  --------  --------  --------  --------
      Net increase (decrease) in net assets                         1,221   1,401    29,010   113,305   232,310   112,133
NET ASSETS:
   Beginning of year                                                1,822     421   121,391     8,086   125,494    13,361
                                                                  -------  ------  --------  --------  --------  --------
   End of year                                                    $ 3,043  $1,822  $150,401  $121,391  $357,804  $125,494
                                                                  =======  ======  ========  ========  ========  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                 JANUS ASPEN
                                                                                   PERKINS          MFS(R)
                                                                                   MID CAP            NEW         MFS(R)
                                                                                    VALUE          DISCOVERY    UTILITIES
                                                                                  PORTFOLIO         SERIES        SERIES
                                                                               SERVICE SHARES    SERVICE CLASS SERVICE CLASS
                                                                             ------------------  ------------- ------------
                                                                               2010      2009      2010   2009  2010    2009
                                                                             --------  --------  -------  ---- ------   ----
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                           $ (2,431) $   (787) $  (315) $--  $  (10)  $--
      Net realized gain (loss)                                                  8,427     2,451   14,502   --       1    --
      Change in unrealized gain (loss)                                         47,316    27,284    1,609   --     175    --
                                                                             --------  --------  -------  ---  ------   ---
      Net increase (decrease) in net assets from operations                    53,312    28,948   15,796   --     166    --
                                                                             --------  --------  -------  ---  ------   ---
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                                   167,427   122,366    1,210   --   3,502    --
      Withdrawals                                                             (72,472)     (480)      --   --      --    --
      Contract benefits                                                            --        --       --   --      --    --
      Contract charges                                                           (342)     (235)      (4)  --     (16)   --
      Transfers between Sub-Accounts (including Separate Account
         GPA), net                                                             (6,737)    8,638   (6,096)  --     574    --
      Other transfers from (to) the General Account                           105,991    18,355        2   --      --    --
                                                                             --------  --------  -------  ---  ------   ---
      Net increase (decrease) in net assets from contract transactions        193,867   148,644   (4,888)  --   4,060    --
                                                                             --------  --------  -------  ---  ------   ---
      Net increase (decrease) in net assets                                   247,179   177,592   10,908   --   4,226    --
NET ASSETS:
   Beginning of year                                                          188,021    10,429       --   --      --    --
                                                                             --------  --------  -------  ---  ------   ---
   End of year                                                               $435,200  $188,021  $10,908  $--  $4,226   $--
                                                                             ========  ========  =======  ===  ======   ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                             OPPENHEIMER
                                                                                         OPPENHEIMER            GLOBAL
                                                                     OPPENHEIMER           GLOBAL             STRATEGIC
                                                                      BALANCED           SECURITIES             INCOME
                                                                       FUND/VA             FUND/VA             FUND/VA
                                                                   SERVICE SHARES      SERVICE SHARES     SERVICE SHARES (a)
                                                                 ------------------  ------------------  -------------------
                                                                   2010      2009      2010      2009       2010       2009
                                                                 --------  --------  --------  --------  ----------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                               $ (1,202) $   (751) $ (1,358) $ (1,764) $    3,235  $  (493)
      Net realized gain (loss)                                        748        31     1,392     4,697      12,976       20
      Change in unrealized gain (loss)                             22,553    12,725    61,584    43,149      62,114    7,347
                                                                 --------  --------  --------  --------  ----------  -------
      Net increase (decrease) in net assets from
         operations                                                22,099    12,005    61,618    46,082      78,325    6,874
                                                                 --------  --------  --------  --------  ----------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        84,708    19,048   129,073   107,736      80,418   39,333
      Withdrawals                                                  (3,972)       --   (73,264)  (81,861)    (19,575)    (876)
      Contract benefits                                                --        --        --        --          --       --
      Contract charges                                               (446)     (163)     (302)     (175)       (369)    (273)
      Transfers between Sub-Accounts (including
         Separate Account GPA), net                                41,659     6,765   (98,287)  380,963   1,007,979    7,696
      Other transfers from (to) the General Account                57,867    52,166    62,683   128,547      49,686        3
                                                                 --------  --------  --------  --------  ----------  -------
      Net increase (decrease) in net assets from contract
         transactions                                             179,816    77,816    19,903   535,210   1,118,139   45,883
                                                                 --------  --------  --------  --------  ----------  -------
      Net increase (decrease) in net assets                       201,915    89,821    81,521   581,292   1,196,464   52,757
NET ASSETS:
   Beginning of year                                              100,369    10,548   604,182    22,890      70,166   17,409
                                                                 --------  --------  --------  --------  ----------  -------
   End of year                                                   $302,284  $100,369  $685,703  $604,182  $1,266,630  $70,166
                                                                 ========  ========  ========  ========  ==========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                    OPPENHEIMER       OPPENHEIMER          PIONEER
                                                                       HIGH           MAIN STREET           CULLEN
                                                                      INCOME           SMALL CAP          VALUE VCT
                                                                      FUND/VA         FUND(R)/VA          PORTFOLIO
                                                                  SERVICE SHARES    SERVICE SHARES         CLASS II
                                                                  --------------- ------------------  -----------------
                                                                     2010    2009   2010      2009      2010      2009
                                                                  ---------  ---- --------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                                $  (1,065) $--  $   (884) $   (525) $   (806) $  (249)
      Net realized gain (loss)                                       14,744   --    11,369       765       498      (50)
      Change in unrealized gain (loss)                                  175   --    11,851    14,047    10,815   10,146
                                                                  ---------  ---  --------  --------  --------  -------
      Net increase (decrease) in net assets from operations          13,854   --    22,336    14,287    10,507    9,847
                                                                  ---------       --------  --------  --------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                         128,617   --    53,069    19,744    64,540   56,927
      Withdrawals                                                        --   --   (11,858)   (1,974)   (3,354)    (690)
      Contract benefits                                                  --   --        --        --        --       --
      Contract charges                                                  (14)  --      (240)     (185)     (147)    (148)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                         (422,792)  --   (59,974)   71,390   (13,143)    (852)
      Other transfers from (to) the General Account                 285,802   --       402        (7)       52      (15)
                                                                  ---------  ---  --------  --------  --------  -------
      Net increase (decrease) in net assets from contract
         transactions                                                (8,387)  --   (18,601)   88,968    47,948   55,222
                                                                  ---------  ---  --------  --------  --------  -------
      Net increase (decrease) in net assets                           5,467   --     3,735   103,255    58,455   65,069
NET ASSETS:
   Beginning of year                                                     --   --   113,275    10,020    79,558   14,489
                                                                  ---------  ---  --------  --------  --------  -------
   End of year                                                    $   5,467  $--  $117,010  $113,275  $138,013  $79,558
                                                                  =========  ===  ========  ========  ========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

FOR THE YEARS ENDED DECEMBER 31,

                                                                       PIONEER              PIONEER            PIONEER
                                                                       EMERGING             GROWTH             MID CAP
                                                                     MARKETS VCT       OPPORTUNITIES VCT      VALUE VCT
                                                                      PORTFOLIO            PORTFOLIO          PORTFOLIO
                                                                       CLASS II             CLASS I            CLASS II
                                                                 -------------------  ------------------  -----------------
                                                                    2010      2009      2010      2009      2010      2009
                                                                 ---------  --------  --------  --------  --------  -------
INCREASE (DECREASE) IN NET ASSETS:
   FROM OPERATIONS:
      Net investment income (loss)                               $  (8,623) $ (2,090) $ (5,915) $ (1,253) $   (740) $  (117)
      Net realized gain (loss)                                      26,800    10,005    13,401        48     2,907     (191)
      Change in unrealized gain (loss)                              46,366    77,662    64,465    30,462    21,883    4,226
                                                                 ---------  --------  --------  --------  --------  -------
      Net increase (decrease) in net assets from
         operations                                                 64,543    85,577    71,951    29,257    24,050    3,918
                                                                 ---------  --------  --------  --------  --------  -------
   FROM CONTRACT TRANSACTIONS:
      Net purchase payments                                        189,729   148,406   116,854   130,022    49,454   11,966
      Withdrawals                                                  (57,611)  (86,064)  (73,853)       --   (21,292)    (479)
      Contract benefits                                                 --        --        --        --        --       --
      Contract charges                                                (395)     (272)     (247)      (74)     (121)     (56)
      Transfers between Sub-Accounts (including Separate
         Account GPA), net                                        (126,744)  401,429   (44,567)   40,092    (4,706)     492
      Other transfers from (to) the General Account                104,823   128,795    75,653   119,444    43,010   70,071
      Net increase (decrease) in net assets from contract
         transactions                                              109,802   592,294    73,840   289,484    66,345   81,994
                                                                 ---------  --------  --------  --------  --------  -------
      Net increase (decrease) in net assets                        174,345   677,871   145,791   318,741    90,395   85,912
NET ASSETS:
   Beginning of year                                               704,588    26,717   319,185       444    89,874    3,962
                                                                 ---------  --------  --------  --------  --------  -------
   End of year                                                   $ 878,933  $704,588  $464,976  $319,185  $180,269  $89,874
                                                                 =========  ========  ========  ========  ========  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

The accompanying notes are an integral part of these financial statements.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

NOTE 1 - ORGANIZATION

       The Commonwealth Annuity Separate Account A, (the "Separate Account"), which funds the Commonwealth Annuity Advantage IV, Commonwealth Annuity Preferred Plus and Commonwealth Annuity Horizon annuity contracts, is a separate investment account of Commonwealth Annuity and Life Insurance Company ("Commonwealth Annuity"), established on February 15, 2007 for the purpose of separating from the general assets of Commonwealth Annuity those assets used to fund the variable portion of certain variable annuity contracts (the "Contracts") issued by Commonwealth Annuity. Commonwealth Annuity is the Sponsor of the Separate Account.

       Commonwealth Annuity is subject to the laws of the state of Massachusetts governing insurance companies and to regulation by the Commissioner of Insurance of Massachusetts. In addition, Commonwealth Annuity is subject to the insurance laws and regulations of other states and jurisdictions in which it is licensed to operate. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Commonwealth Annuity. The Separate Account cannot be charged with liabilities arising out of any other business of Commonwealth Annuity. Commonwealth Annuity's General Account is subject to the claims of creditors.

       The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act"). Such registration does not involve the supervision or management of investment practices or policies of the Separate Account or Commonwealth Annuity by the SEC. Sixty-three Sub-Accounts are currently offered by the Separate Account, of which sixty-two had activity during the year. One Sub-Account had no Contract Owner activity and zero balances at December 31, 2010. The one Sub-Account is as follows:

   SUB-ACCOUNT
   Fidelity VIP Freedom Income Portfolio Service Class 2

       In May 2010, eighteen additional investment options were made available under the Separate Account. The Sub-Accounts will invest exclusively in shares of the following funds:

   NEW FUNDS
   Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Fidelity VIP Disciplined Small Cap Portfolio Service Class 2
   Fidelity VIP Equity-Income Portfolio Service Class 2
   Fidelity VIP Freedom 2005 Portfolio Service Class 2
   Fidelity VIP Freedom 2010 Portfolio Service Class 2
   Fidelity VIP Freedom 2015 Portfolio Service Class 2
   Fidelity VIP Freedom 2020 Portfolio Service Class 2
   Fidelity VIP Freedom 2025 Portfolio Service Class 2
   Fidelity VIP Freedom 2030 Portfolio Service Class 2
   Fidelity VIP Freedom 2035 Portfolio Service Class 2
   Fidelity VIP Freedom 2040 Portfolio Service Class 2
   Fidelity VIP Freedom 2045 Portfolio Service Class 2
   Fidelity VIP Freedom 2050 Portfolio Service Class 2
   Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Fidelity VIP Index 500 Portfolio Service Class 2
   Fidelity VIP Overseas Portfolio Service Class 2
   Invesco V.I. Global Health Care Fund Series II Shares
   MFS(R) Utilities Series Service Class

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

       Each Sub-Account invests exclusively in one of the funds ("Underlying Funds") that are part of the following fund groups:

   FUND GROUPS
   AllianceBernstein Variable Products Series Fund, Inc.
   Fidelity Variable Insurance Products Funds
   Franklin Templeton Variable Insurance Products Trust
   Goldman Sachs Trust
   Goldman Sachs Variable Insurance Trust
   Invesco Variable Insurance Funds
   Janus Aspen Series
   MFS(R) Variable Insurance Trust (SM)
   Oppenheimer Variable Account Funds
   Pioneer Variable Contracts Trust

       The fund groups listed above are open-end, diversified management investment companies registered under the 1940 Act.

       The following Underlying Funds were renamed as indicated:

 DATE       OLD NAMES                         NEW NAMES
 ----       ---------                         ---------
 4/30/2010  AIM V.I. Core Equity Fund Series  Invesco V.I. Core Equity Fund
            II Shares                         Series II Shares
 4/30/2010  AIM V.I. Leisure Fund Series II   Invesco V.I. Leisure Fund Series
            Shares                            II Shares
 4/30/2010  Goldman Sachs VIT Capital Growth  Goldman Sachs VIT Strategic
            Fund Service Shares               Growth Fund Service Shares
 4/30/2010  Goldman Sachs VIT Growth and      Goldman Sachs VIT Large Cap
            Income Fund Service Shares        Value Fund Service Shares
 4/30/2010  Oppenheimer Strategic Bond        Oppenheimer Global Strategic
            Fund/VA Service Shares            Income Fund/VA Service Shares
 7/31/2010  Goldman Sachs Tollkeeper Fund     Goldman Sachs Technology
            Class A                           Tollkeeper Fund Class A

       The following Underlying Fund was liquidated as indicated:

 DATE       LIQUIDATED FUND
 ----       ---------------
 4/30/2010  FT VIP Templeton Global Asset
            Allocation Fund Class 2

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       In July 2009, the Financial Accounting Standards Board ("FASB") launched the FASB Accounting Standards Codification ("ASC") as the single source of Generally Accepted Accounting Principles ("GAAP"). While the ASC did not change GAAP, it introduced a new structure to the accounting literature and changed references to accounting standards and other authoritative accounting guidance. The ASC was effective for the Separate Account for the third quarter of 2009 and did not have an effect on the Separate Account's financial condition, results of operations, and changes in net assets.

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates at the date of the financial statements. Actual results could differ from those estimates.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

       The following is a summary of significant accounting policies followed by the Separate Account in the preparation of its financial statements.

       SUBSEQUENT EVENTS - In May 2009, Commonwealth Annuity adopted provisions of FASB ASC Topic 855, "Subsequent Events," which provides guidance regarding the disclosure of events occurring subsequent to the balance sheet date. These amended principles do not change the definition of a subsequent event (i.e. an event or transaction that occurs after the balance sheet date but before the financial statements are issued) but require disclosure of the date through which subsequent events were evaluated when determining whether adjustment to or disclosure in the financial statements is required.

       INVESTMENTS - Investment transactions are recorded as of the trade date. Investments held by the Sub-Accounts are recorded at fair value based on the stated net asset value per share of the Underlying Funds. The change in the difference between cost and fair value is reflected in unrealized gain (loss) in the statements of operations. Realized investment gains and losses are determined using the average cost method. Dividend income and capital gain distributions are recorded on the ex-distribution date and are reinvested in additional shares of the Underlying Funds at net asset value. Investment income receivable represents dividends receivable by, but not yet reinvested in, the Underlying Funds.

       RECEIVABLE FROM AND PAYABLE TO COMMONWEALTH ANNUITY - These represent transactions not settled with the general account.

       ANNUITIZED CONTRACTS - Net assets allocated to contracts in the payout phase ("Annuity Reserves") involving life contingencies are computed according to either the 1983A or Annuity 2000 mortality tables. The assumed investment return is 2.5 percent. The mortality risk is fully borne by Commonwealth Annuity and may result in greater amounts being transferred into the Separate Account by Commonwealth Annuity to cover greater than expected longevity of annuitants. Conversely, if amounts allocated exceed amounts required, transfers may be made to Commonwealth Annuity.

       FINANCIAL INSTRUMENTS - FASB ASC Topic 820 "Fair Value Measurements and Disclosures" clarifies that fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. Under FASB ASC Topic 820, fair value measurements do not include transaction costs. FASB ASC Topic 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements).

       The three levels of the fair value hierarchy under FASB ASC Topic 820 are described below:

                        Basis of Fair Value Measurement

   Level 1 Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

   Level 2 Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;

   Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

       A financial instrument's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. The open-ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as level 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

       STATEMENTS OF CHANGES IN NET ASSETS - Contract Owners may allocate their Contract Values to variable investment options in the Separate Account, the Fixed Account and the Guaranteed Period Account ("GPA'). The Fixed Account is a part of Commonwealth Annuity's General Account that guarantees principal and a fixed minimum interest rate. The GPA is included in Separate Account GPA, a non-registered separate account offered by Commonwealth Annuity, which offers fixed rates of interest for specified periods.

       Net Purchase Payments represent payments under the Contracts (excluding amounts allocated to the Fixed and GPA) reduced by applicable deductions, charges, and state premium taxes. Contract Charges are deductions from Contract Values for optional rider benefits and annual contract fees. Contract benefits are payments made to Contract Owners and beneficiaries under the terms of the Contracts. Transfers between Sub-Accounts (including Separate Account GPA), net, are amounts that Contract Owners have directed to be moved among variable Sub-Accounts and the GPA. Other transfers from (to) the General Account include certain transfers from and to contracts in the annuitization phase, reserve adjustments, and withdrawal charges.

       FEDERAL INCOME TAXES - The operations of the Separate Account are included in the federal income tax return of Commonwealth Annuity, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, Commonwealth Annuity does not expect to incur federal income taxes on the earnings or realized capital gains attributable to the Separate Account. Based on this, no Federal income tax provision is required. Commonwealth Annuity will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts. The Separate Account did not record any changes in and had no recorded liabilities for uncertain tax benefits or related interest and penalties as of and for the year ended December 31, 2010.

       Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under
Section 817(h) of the IRC. Commonwealth Annuity believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

NOTE 3 - EXPENSES AND RELATED PARTY TRANSACTIONS

       Commonwealth Annuity makes a daily charge against the net assets of each Sub-Account to compensate for certain mortality and expense risks it has assumed. If the charge for mortality and expense risks isn't sufficient to cover actual mortality experience and expenses, Commonwealth Annuity will absorb the losses. If costs are less than the amounts charged, the difference will be a profit to Commonwealth Annuity. Commonwealth Annuity also makes a daily administrative charge against the net assets of each Sub-Account. Both of these charges are imposed during the accumulation and annuity payout phase.

       A Contract fee may be deducted from the contract value quarterly during the accumulation phase and upon full surrender or annuitization of the Contract, if the accumulated value is below certain levels. This fee is currently waived for certain types of contracts. When contract value has been allocated to more than one investment option, the Contract fee is deducted from the Purchase Payments and related earnings in the chronological order in which they were received.

       Subject to state availability, Commonwealth Annuity offers a number of optional riders. A separate daily or monthly charge is made for each rider.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

       The annual rates of Mortality and Expense Risk Fees, Administrative Expense Fees, Optional Rider Fees, and the maximum dollar amount of the Contract Fee for the year ended are displayed in the table below.

                                                                      COMMONWEALTH                  COMMONWEALTH
                                                                         ANNUITY                      ANNUITY
                                                         COMMONWEALTH ADVANTAGE IV   COMMONWEALTH  PREFERRED PLUS COMMONWEALTH
                                                           ANNUITY    WITH OPTIONAL    ANNUITY     WITH OPTIONAL    ANNUITY
                                                         ADVANTAGE IV   RIDER(s)    PREFERRED PLUS     RIDER        HORIZON
                                                         ------------ ------------- -------------- -------------- ------------
Annual Contract Fee (Deducted from Contract Value)          $  30         $  30         $  30          $  30         $  30
Separate Account Annual Expenses
   Mortality and Expense Risk                                1.15%         1.15%         1.35%          1.35%         0.60%
   Administrative Expense                                    0.15%         0.15%         0.15%          0.15%         0.15%
Total Separate Account Annual Expense without the
   Step-Up Death Benefit                                     1.30%         1.30%         1.50%          1.50%         0.75%
   Optional Step-Up Death Benefit Charge                      N/A          0.20%          N/A           0.20%          N/A
Total Separate Account Annual Expense including
   Step-Up Death Benefit                                     1.30%         1.50%         1.50%          1.70%         0.75%
Additional Rider Charges:
Guaranteed Lifetime Withdrawal Benefit ("GLWB")
   Rider (as a percentage of the Lifetime Income base):
   GLWB Plus for One
      Maximum Charge:                                        1.00%         1.00%         1.00%          1.00%          N/A
      Current Charge:                                        0.50%         0.50%         0.50%          0.50%          N/A
   GLWB Plus for Two
      Maximum Charge:                                        1.50%         1.50%         1.50%          1.50%          N/A
      Current Charge:                                        0.75%         0.75%         0.75%          0.75%          N/A
No Withdrawal Charge Rider (as a percentage of Contract
  Value)                                                      N/A          0.35%          N/A            N/A           N/A

       A surrender charge may be deducted from the accumulated value of the Contract in the case of surrender or partial redemption of the Contract, or at the time annuity payments begin. The amount charged may vary by the product, the age of the Contract Owner, the length of time the Contract has been in force, the category of accumulated value surrendered or redeemed, the time elapsed since the amount surrendered or redeemed was credited to the Contract, and whether the Contract Owner or annuitant are included in certain classes exempt from these charges. Total surrender charges assessed under a Contract will never exceed 8% of the total Purchase Payments (not including Purchase Payment Bonuses) made under the Contract.

       Some states and municipalities impose premium taxes, which currently range up to 3.5%, on variable annuity contracts.

       The disclosures above include charges currently assessed to the Contract Owner. There are certain other charges that may be assessed in future periods, at the discretion of Commonwealth Annuity, in accordance with Contract terms. Detailed descriptions of all fees and charges are available in the product prospectuses.

       On July 1, 2007, Epoch Securities, Inc. ("Epoch") became the principal underwriter for the Separate Account. Epoch, an affiliate of Commonwealth Annuity, is a wholly-owned subsidiary of The Goldman Sachs Group, Inc. ("Goldman Sachs").

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

       Goldman Sachs Asset Management, L.P. ("GSAM"), a subsidiary of Goldman Sachs, is investment advisor to the Goldman Sachs Trust ("GST") and Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"). During the year ended December 31, 2010 management fees of the Underlying GST and Goldman Sachs VIT funds were paid directly by the funds to GSAM in its capacity as investment manager and administrator of GST funds and Goldman Sachs VIT funds. The GST and Goldman Sachs VIT funds' advisory agreement provided for fees ranging from 0.36% to 1.21% for GST funds and 0.24% to 1.03% for the Goldman Sachs VIT funds based on individual portfolios and average daily net assets. According to a Plan of Distribution and Service pursuant to Rule 12b-1 under the 1940 Act, each fund paid a fee equal to an annual rate of 0.24% to 0.27% for the GST funds and 0.16% to 0.28% for the Goldman Sachs VIT funds of the Fund's average daily net assets.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 4 - CHANGE IN UNITS OUTSTANDING

   The change in units outstanding were as follows:

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV
                                                                     YEAR ENDED DECEMBER 31,
                                                                      2010               2009
                                                              -------------------  ---------------
                                                                UNITS     AMOUNT    UNITS   AMOUNT
                                                              --------  ---------  ------  -------
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                           540,993  $ 651,077  18,235  $20,050
   Redemption of Units                                        (462,977)  (565,617) (1,698)  (1,873)
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                   78,016  $  85,460  16,536  $18,177
                                                              ========  =========  ======  =======
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                            13,638  $   8,033  12,702  $ 5,732
   Redemption of Units                                          (2,625)    (1,566) (3,989)  (1,875)
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                   11,013  $   6,467   8,713  $ 3,857
                                                              ========  =========  ======  =======
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                            11,015  $  10,978  11,535  $ 7,631
   Redemption of Units                                            (683)      (566) (5,449)  (3,649)
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                   10,332  $  10,412   6,086  $ 3,982
                                                              ========  =========  ======  =======
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                            28,434  $  27,192     161  $    97
   Redemption of Units                                         (16,134)   (16,092)   (832)    (478)
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                   12,300  $  11,100    (671) $  (381)
                                                              ========  =========  ======  =======
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                           110,783  $ 110,964      --  $    --
   Redemption of Units                                         (51,141)   (50,980)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                   59,642  $  59,984      --  $    --
                                                              ========  =========  ======  =======
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2
   Issuance of Units                                            19,364  $  20,015      --  $    --
   Redemption of Units                                         (19,351)   (19,474)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                       13  $     541      --  $    --
                                                              ========  =========  ======  =======
Fidelity VIP Equity-Income Portfolio Service Class 2
   Issuance of Units                                             3,515  $   2,978      --  $    --
   Redemption of Units                                          (3,468)    (3,036)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                       47  $     (58)     --  $    --
                                                              ========  =========  ======  =======
Fidelity VIP Freedom 2005 Portfolio Service Class 2
   Issuance of Units                                                90  $      93      --  $    --
   Redemption of Units                                              (1)        (1)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                       89  $      92      --  $    --
                                                              ========  =========  ======  =======
Fidelity VIP Freedom 2010 Portfolio Service Class 2
   Issuance of Units                                               213  $     220      --  $    --
   Redemption of Units                                              (5)        (6)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                      208  $     214      --  $    --
                                                              ========  =========  ======  =======
Fidelity VIP Freedom 2015 Portfolio Service Class 2
   Issuance of Units                                             1,513  $   1,599      --  $    --
   Redemption of Units                                             (14)       (15)     --       --
                                                              --------  ---------  ------  -------
      Net increase (decrease)                                    1,499  $   1,584      --  $    --
                                                              ========  =========  ======  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                             COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                       2010                  2009
                                                             -------------------------  ------------------
                                                                UNITS       AMOUNT      UNITS    AMOUNT
                                                               -------     --------     -----    ------
Fidelity VIP Freedom 2020 Portfolio Service Class 2
   Issuance of Units                                            19,086     $ 18,774       --      $--
   Redemption of Units                                            (672)        (708)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                   18,414     $ 18,066       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Freedom 2025 Portfolio Service Class 2
   Issuance of Units                                               216     $    224       --      $--
   Redemption of Units                                              (2)          (2)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                      214     $    222       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Freedom 2030 Portfolio Service Class 2
   Issuance of Units                                            18,810     $ 18,650       --      $--
   Redemption of Units                                             (66)         (66)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                   18,744     $ 18,584       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Freedom 2040 Portfolio Service Class 2
   Issuance of Units                                             2,375     $  2,488       --      $--
   Redemption of Units                                             (20)         (21)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                    2,355     $  2,467       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Freedom 2045 Portfolio Service Class 2
   Issuance of Units                                               676     $    697       --      $--
   Redemption of Units                                             (10)         (11)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                      666     $    686       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Freedom 2050 Portfolio Service Class 2
   Issuance of Units                                            12,862     $ 12,497       --      $--
   Redemption of Units                                          (4,524)      (4,526)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                    8,338     $  7,971       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                            40,169     $ 42,085       --      $--
   Redemption of Units                                         (29,523)     (30,427)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                   10,646     $ 11,658       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Index 500 Portfolio Service Class 2
   Issuance of Units                                            24,709     $ 25,000       --      $--
   Redemption of Units                                         (24,709)     (24,658)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                       --     $    342       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                           101,430     $112,066       --      $--
   Redemption of Units                                            (125)        (130)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                  101,305     $111,936       --      $--
                                                               =======     ========      ===      ===
Fidelity VIP Overseas Portfolio Service Class 2
   Issuance of Units                                           117,847     $129,027       --      $--
   Redemption of Units                                            (122)        (138)      --       --
                                                               -------     --------       --      ---
      Net increase (decrease)                                  117,725     $128,889       --      $--
                                                               =======     ========      ===      ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                            COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                       YEAR ENDED DECEMBER 31,
                                                                    2010                  2009
                                                            ---------------------  ---------------------
                                                              UNITS      AMOUNT      UNITS      AMOUNT
                                                             -------    --------    -------    --------
Fidelity VIP Strategic Income Portfolio Service Class 2
   Issuance of Units                                          37,206    $ 37,993         --    $     --
   Redemption of Units                                       (30,445)    (32,279)        --          --
                                                             -------    --------    -------    --------
      Net increase (decrease)                                  6,761    $  5,714         --    $     --
                                                             =======    ========    =======    ========
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                         239,153    $228,808    269,376    $221,600
   Redemption of Units                                       (12,799)    (12,213)    (5,569)     (4,520)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                226,354    $216,595    263,807    $217,080
                                                             =======    ========    =======    ========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                          56,875    $ 47,980     24,622    $ 16,352
   Redemption of Units                                       (46,201)    (40,342)    (2,677)     (2,012)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 10,674    $  7,638     21,945    $ 14,340
                                                             =======    ========    =======    ========
FT VIP Mutual Global Discovery Securities Fund Class 2
   Issuance of Units                                          94,656    $ 87,026    130,103    $106,926
   Redemption of Units                                       (26,721)    (24,575)    (4,765)     (3,505)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 67,935    $ 62,451    125,338    $103,421
                                                             =======    ========    =======    ========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                          37,151    $ 29,215     43,984    $ 27,831
   Redemption of Units                                        (5,742)     (4,600)      (712)       (462)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 31,409    $ 24,615     43,272    $ 27,369
                                                             =======    ========    =======    ========
FT VIP Templeton Global Asset Allocation Fund Class 2 (b)
   Issuance of Units                                           3,568    $  3,325      5,746    $  4,788
   Redemption of Units                                        (9,691)     (9,320)       (51)        (43)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 (6,123)   $ (5,995)     5,695    $  4,745
                                                             =======    ========    =======    ========
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                          17,302    $ 13,058      5,487    $  3,697
   Redemption of Units                                        (1,673)     (1,115)      (371)       (245)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 15,629    $ 11,943      5,116    $  3,452
                                                             =======    ========    =======    ========
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                          99,956    $ 95,183    165,815    $137,427
   Redemption of Units                                       (21,636)    (20,628)   (13,351)    (10,734)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 78,320    $ 74,555    152,464    $126,693
                                                             =======    ========    =======    ========
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                          94,189    $ 67,945    136,634    $ 81,429
   Redemption of Units                                       (42,650)    (31,493)   (21,912)    (12,534)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                 51,539    $ 36,452    114,722    $ 68,895
                                                             =======    ========    =======    ========
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                         276,083    $238,781    240,318    $180,917
   Redemption of Units                                       (79,035)    (69,102)   (22,063)    (14,604)
                                                             -------    --------    -------    --------
      Net increase (decrease)                                197,048    $169,679    218,255    $166,313
                                                             =======    ========    =======    ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                 COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                         YEAR ENDED DECEMBER 31,
                                                                         2010                    2009
                                                                 -----------------------  -------------------
                                                                    UNITS       AMOUNT     UNITS     AMOUNT
                                                                  --------    ---------   -------   --------
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                               123,763    $  94,299   207,362   $129,743
   Redemption of Units                                             (46,550)     (35,403)  (54,583)   (36,091)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                       77,213    $  58,896   152,779   $ 93,652
                                                                  ========    =========   =======   ========
Goldman Sachs International Real Estate Securities Fund Class A.
   Issuance of Units                                                18,376    $  10,270    10,241   $  5,391
   Redemption of Units                                              (1,713)      (1,029)      (73)       (38)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                       16,663    $   9,241    10,168   $  5,353
                                                                  ========    =========   =======   ========
Goldman Sachs Real Estate Securities Fund Class A
   Issuance of Units                                                 3,859    $   2,996     1,369   $    715
   Redemption of Units                                                (758)        (571)      (19)       (10)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                        3,101    $   2,425     1,350   $    705
                                                                  ========    =========   =======   ========
Goldman Sachs Technology Tollkeeper Fund Class A (a)
   Issuance of Units                                               196,892    $ 230,757     7,037   $  6,009
   Redemption of Units                                              (4,945)      (5,272)   (4,118)    (3,572)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                      191,947    $ 225,485     2,919   $  2,437
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                               130,069    $ 146,530    45,458   $ 48,080
   Redemption of Units                                            (117,487)    (133,682)   (2,694)    (2,661)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                       12,582    $  12,848    42,764   $ 45,419
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                18,511    $  14,805    28,487   $ 17,907
   Redemption of Units                                             (13,564)     (10,421)   (4,872)    (3,007)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                        4,947    $   4,384    23,615   $ 14,900
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                               201,193    $ 231,211    21,829   $ 24,140
   Redemption of Units                                            (129,206)    (151,283)     (151)      (163)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                       71,987    $  79,928    21,678   $ 23,977
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                35,574    $  35,336    34,803   $ 26,060
   Redemption of Units                                             (30,596)     (29,862)     (147)      (118)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                        4,978    $   5,474    34,656   $ 25,942
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Large Cap Value Fund Service Shares (a)
   Issuance of Units                                               137,382    $ 103,976   189,213   $123,277
   Redemption of Units                                            (233,069)    (176,277)   (4,167)    (2,538)
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                      (95,687)   $ (72,301)  185,046   $120,739
                                                                  ========    =========   =======   ========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                    85    $      87        --   $     --
   Redemption of Units                                                  (2)          (3)       --         --
                                                                  --------    ---------   -------   --------
      Net increase (decrease)                                           83    $      84        --   $     --
                                                                  ========    =========   =======   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                      COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                              YEAR ENDED DECEMBER 31,
                                                                              2010                    2009
                                                                      -----------------------  -------------------
                                                                         UNITS       AMOUNT     UNITS     AMOUNT
                                                                       --------    ---------   -------   --------
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                    370,013    $ 371,623    14,239   $ 14,475
   Redemption of Units                                                 (351,352)    (351,356)   (1,897)    (1,920)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                            18,661    $  20,267    12,342   $ 12,555
                                                                       ========    =========   =======   ========
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                     33,741    $  28,225   115,950   $ 88,688
   Redemption of Units                                                  (64,522)     (56,292)  (16,878)   (11,682)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                           (30,781)   $ (28,067)   99,072   $ 77,006
                                                                       ========    =========   =======   ========
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                      9,927    $   6,802    22,338   $ 13,914
   Redemption of Units                                                   (5,806)      (3,808)     (964)      (512)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                             4,121    $   2,994    21,374   $ 13,402
                                                                       ========    =========   =======   ========
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares
   Issuance of Units                                                    158,672    $ 144,681     4,395   $  2,766
   Redemption of Units                                                   (1,417)      (1,179)   (2,525)    (1,817)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                           157,255    $ 143,502     1,870   $    949
                                                                       ========    =========   =======   ========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                    237,721    $ 170,466     3,654   $  2,275
   Redemption of Units                                                 (213,977)    (148,247)     (271)      (159)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                            23,744    $  22,219     3,383   $  2,116
                                                                       ========    =========   =======   ========
Invesco V.I. Core Equity Fund Series II Shares (a)
   Issuance of Units                                                    106,286    $  94,945   138,311   $104,307
   Redemption of Units                                                 (132,360)    (117,953)   (1,890)    (1,349)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                           (26,074)   $ (23,008)  136,421   $102,958
                                                                       ========    =========   =======   ========
Invesco V.I. Global Health Care Fund Series II Shares
   Issuance of Units                                                        139    $     138        --   $     --
   Redemption of Units                                                       (2)          (2)       --         --
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                               137    $     136        --   $     --
                                                                       ========    =========   =======   ========
Invesco V.I. Leisure Fund Series II Shares (a)
   Issuance of Units                                                     16,429    $  12,003     2,600   $  1,426
   Redemption of Units                                                  (15,386)     (10,798)     (736)      (382)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                             1,043    $   1,205     1,864   $  1,044
                                                                       ========    =========   =======   ========
Janus Aspen Enterprise Portfolio Service Shares
   Issuance of Units                                                     10,282    $   9,241    41,424   $ 29,484
   Redemption of Units                                                   (1,972)      (1,805)     (934)      (570)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                             8,310    $   7,436    40,490   $ 28,914
                                                                       ========    =========   =======   ========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                     82,512    $  75,337    72,568   $ 60,266
   Redemption of Units                                                  (35,347)     (30,950)   (1,783)    (1,166)
                                                                       --------    ---------   -------   --------
      Net increase (decrease)                                            47,165    $  44,387    70,785   $ 59,100
                                                                       ========    =========   =======   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                        2010                    2009
                                                                ---------------------    ------------------
                                                                  UNITS       AMOUNT      UNITS     AMOUNT
                                                                --------    ---------    -------   --------
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                             135,094    $ 131,687    145,279   $116,110
   Redemption of Units                                          (131,404)    (129,558)    (3,841)    (2,854)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                      3,690    $   2,129    141,438   $113,256
                                                                ========    =========    =======   ========
MFS(R) New Discovery Series Service Class
   Issuance of Units                                              37,998    $  39,032         --   $     --
   Redemption of Units                                           (33,424)     (37,183)        --         --
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                      4,574    $   1,849         --   $     --
                                                                ========    =========    =======   ========
MFS(R) Utilities Series Service Class
   Issuance of Units                                               2,912    $   3,137         --   $     --
   Redemption of Units                                               (12)         (13)        --         --
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                      2,900    $   3,124         --   $     --
                                                                ========    =========    =======   ========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                             139,238    $  96,604    106,086   $ 61,723
   Redemption of Units                                            (9,412)      (6,610)      (466)      (268)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                    129,826    $  89,994    105,620   $ 61,455
                                                                ========    =========    =======   ========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                             154,695    $ 131,400    250,591   $181,725
   Redemption of Units                                          (102,068)     (88,356)    (4,198)    (2,693)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                     52,627    $  43,044    246,393   $179,032
                                                                ========    =========    =======   ========
Oppenheimer Global Strategic Income Fund/VA Service Shares (a).
   Issuance of Units                                             202,405    $ 224,707     32,122   $ 30,914
   Redemption of Units                                           (13,278)     (14,947)    (1,917)    (1,722)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                    189,127    $ 209,760     30,205   $ 29,192
                                                                ========    =========    =======   ========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                              31,059    $  31,009         --   $     --
   Redemption of Units                                           (30,069)     (32,097)        --         --
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                        990    $  (1,088)        --   $     --
                                                                ========    =========    =======   ========
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares
   Issuance of Units                                              44,479    $  36,614     14,856   $  9,261
   Redemption of Units                                           (15,658)     (13,125)    (4,402)    (3,115)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                     28,821    $  23,489     10,454   $  6,146
                                                                ========    =========    =======   ========
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                              61,158    $  46,397     80,035   $ 53,779
   Redemption of Units                                           (23,451)     (17,157)    (4,249)    (2,784)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                     37,707    $  29,240     75,786   $ 50,995
                                                                ========    =========    =======   ========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                             207,399    $ 185,504    159,843   $116,205
   Redemption of Units                                          (106,933)     (96,518)    (3,554)    (2,038)
                                                                --------    ---------    -------   --------
      Net increase (decrease)                                    100,466    $  88,986    156,289   $114,167
                                                                ========    =========    =======   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                             COMMONWEALTH ANNUITY ADVANTAGE IV (CONTINUED)
                                                                     YEAR ENDED DECEMBER 31,
                                                                     2010                    2009
                                                             -----------------------  -------------------
                                                               UNITS       AMOUNT      UNITS     AMOUNT
                                                              --------    ---------   -------   --------
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                           167,605    $ 152,685   222,720   $168,086
   Redemption of Units                                        (130,765)    (121,903)   (1,949)    (1,314)
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                   36,840    $  30,782   220,771   $166,772
                                                              ========    =========   =======   ========
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                            57,185    $  45,945    79,986   $ 60,505
   Redemption of Units                                         (11,763)      (9,515)   (1,110)      (676)
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                   45,422    $  36,430    78,876   $ 59,829
                                                              ========    =========   =======   ========

                                                             COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                             OPTIONAL STEP-UP DEATH BENEFIT CHARGE RIDER
                                                                     YEAR ENDED DECEMBER 31,
                                                                     2010                    2009
                                                             -----------------------  -------------------
                                                                UNITS       AMOUNT     UNITS     AMOUNT
                                                              --------    ---------   -------   --------
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                                --    $      --    46,257   $ 36,845
   Redemption of Units                                              --           --   (46,257)   (36,596)
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                       --    $      --        --   $    249
                                                              ========    =========   =======   ========
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                            18,859    $  15,055   117,606   $ 83,703
   Redemption of Units                                              --           --      (217)      (155)
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                   18,859    $  15,055   117,389   $ 83,548
                                                              ========    =========   =======   ========

                                                             COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                               OPTIONAL NO WITHDRAWAL CHARGE RIDER
                                                                     YEAR ENDED DECEMBER 31,
                                                                     2010                    2009
                                                             -----------------------  -------------------
                                                                UNITS       AMOUNT     UNITS     AMOUNT
                                                              --------    ---------   -------   --------
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                           168,793    $ 202,377    16,886   $ 19,266
   Redemption of Units                                         (81,226)     (98,868)       --         --
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                   87,567    $ 103,509    16,886   $ 19,266
                                                              ========    =========   =======   ========
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                             2,764    $   1,587     1,313   $    690
   Redemption of Units                                          (1,957)      (1,137)       (4)        (2)
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                      807    $     450     1,309   $    688
                                                              ========    =========   =======   ========
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                                --    $      --    13,959   $  8,793
   Redemption of Units                                              --           --        --         --
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                       --    $      --    13,959   $  8,793
                                                              ========    =========   =======   ========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                            32,113    $  30,000        --   $     --
   Redemption of Units                                         (15,028)     (15,000)       --         --
                                                              --------    ---------   -------   --------
      Net increase (decrease)                                   17,085    $  15,000        --   $     --
                                                              ========    =========   =======   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                 COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                             OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                        YEAR ENDED DECEMBER 31,
                                                                     2010                    2009
                                                             ---------------------     --------------------
                                                               UNITS       AMOUNT       UNITS      AMOUNT
                                                              -------     --------     ------     -------
Fidelity VIP Freedom 2020 Portfolio Service Class 2
   Issuance of Units                                           39,567     $ 40,914         --     $    --
   Redemption of Units                                        (19,013)     (19,972)        --          --
                                                              -------     --------     ------     -------
      Net increase (decrease)                                  20,554     $ 20,942         --     $    --
                                                              =======     ========     ======     =======
Fidelity VIP Growth Opportunities Portfolio Service Class 2
   Issuance of Units                                           21,568     $ 22,452         --     $    --
   Redemption of Units                                        (10,234)     (11,230)        --          --
                                                              -------     --------     ------     -------
      Net increase (decrease)                                  11,334     $ 11,222         --     $    --
                                                              =======     ========     ======     =======
Fidelity VIP Strategic Income Portfolio Service Class 2
   Issuance of Units                                           28,899     $ 30,000         --     $    --
   Redemption of Units                                        (14,201)     (15,000)        --          --
                                                              -------     --------     ------     -------
      Net increase (decrease)                                  14,698     $ 15,000         --     $    --
                                                              =======     ========     ======     =======
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                          155,653     $151,485     54,283     $47,891
   Redemption of Units                                        (93,170)     (93,644)       (19)        (16)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                  62,483     $ 57,841     54,264     $47,875
                                                              =======     ========     ======     =======
FT VIP Mutual Global Discovery Securities Fund Class 2
   Issuance of Units                                           10,137     $  9,407      2,286     $ 1,867
   Redemption of Units                                         (4,497)      (4,222)       (22)        (18)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                   5,640     $  5,185      2,264     $ 1,849
                                                              =======     ========     ======     =======
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                           53,277     $ 43,687      2,446     $ 1,683
   Redemption of Units                                        (51,736)     (42,876)       (20)        (14)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                   1,541     $    811      2,426     $ 1,669
                                                              =======     ========     ======     =======
FT VIP Templeton Global Asset Allocation Fund Class 2 (b)
   Issuance of Units                                              522     $  3,487      1,123     $   960
   Redemption of Units                                         (1,640)      (4,569)        (6)         (5)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                  (1,118)    $ (1,082)     1,117     $   955
                                                              =======     ========     ======     =======
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                               --     $     --         --     $    --
   Redemption of Units                                             (7)          (5)        (8)         (5)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                      (7)    $     (5)        (8)    $    (5)
                                                              =======     ========     ======     =======
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                            2,454     $  2,365        600     $   500
   Redemption of Units                                         (1,637)      (1,605)       (35)        (30)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                     817     $    760        565     $   470
                                                              =======     ========     ======     =======
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                            2,153     $  1,614        786     $   561
   Redemption of Units                                         (1,225)        (917)        (1)         (1)
                                                              -------     --------     ------     -------
      Net increase (decrease)                                     928     $    697        785     $   560
                                                              =======     ========     ======     =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                     COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                                 OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                          2010                    2009
                                                                 ----------------------    --------------------
                                                                    UNITS       AMOUNT      UNITS      AMOUNT
                                                                  --------    ---------    -------    --------
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                               183,130    $ 159,787     52,590    $ 39,014
   Redemption of Units                                            (162,248)    (143,794)   (13,064)    (10,049)
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       20,882    $  15,993     39,526    $ 28,965
                                                                  ========    =========    =======    ========
Goldman Sachs International Real Estate Securities Fund Class A
   Issuance of Units                                                    80    $      49        166    $     75
   Redemption of Units                                                (108)         (66)       (78)        (37)
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                          (28)   $     (17)        88    $     38
                                                                  ========    =========    =======    ========
Goldman Sachs Technology Tollkeeper Fund Class A (a)
   Issuance of Units                                                19,863    $  21,854        187    $    184
   Redemption of Units                                              (9,079)     (11,074)        (1)         (2)
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       10,784    $  10,780        186    $    182
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                14,312    $  15,215     18,803    $ 19,827
   Redemption of Units                                              (1,819)      (2,024)        (8)         (8)
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       12,493    $  13,191     18,795    $ 19,819
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                14,787    $  11,500      9,880    $  7,500
   Redemption of Units                                                  (1)          (1)        (1)         (1)
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       14,786    $  11,499      9,879    $  7,499
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                80,854    $  91,704      6,732    $  7,500
   Redemption of Units                                             (23,656)     (27,203)        --          --
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       57,198    $  64,501      6,732    $  7,500
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                   705    $     686         --    $     --
   Redemption of Units                                                (465)        (450)        --          --
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                          240    $     236         --    $     --
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Large Cap Value Fund Service Shares (a)
   Issuance of Units                                                13,560    $  10,504     36,251    $ 22,110
   Redemption of Units                                             (27,612)     (21,008)        --          --
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                      (14,052)   $ (10,504)    36,251    $ 22,110
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                 4,730    $   4,686         --    $     --
   Redemption of Units                                              (2,319)      (2,290)        --          --
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                        2,411    $   2,396         --    $     --
                                                                  ========    =========    =======    ========
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                10,069    $   8,927     18,993    $ 13,797
   Redemption of Units                                             (12,414)     (10,845)        --          --
                                                                  --------    ---------    -------    --------
      Net increase (decrease)                                       (2,345)   $  (1,918)    18,993    $ 13,797
                                                                  ========    =========    =======    ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                           COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                                      OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                                 YEAR ENDED DECEMBER 31,
                                                                             2010                    2009
                                                                      -----------------------  ---------------------
                                                                        UNITS       AMOUNT       UNITS      AMOUNT
                                                                       -------     --------     ------     -------
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                        71     $     50        132     $    75
   Redemption of Units                                                     (91)         (63)       (61)        (36)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                              (20)    $    (13)        71     $    39
                                                                       =======     ========     ======     =======
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares
   Issuance of Units                                                     3,655     $  3,185      2,128     $ 1,381
   Redemption of Units                                                  (2,518)      (2,283)        (9)         (6)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                            1,137     $    902      2,119     $ 1,375
                                                                       =======     ========     ======     =======
Invesco V.I. Core Equity Fund Series II Shares (a)
   Issuance of Units                                                    77,617     $ 70,656     38,996     $31,038
   Redemption of Units                                                 (55,055)     (51,035)        --          --
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                           22,562     $ 19,621     38,996     $31,038
                                                                       =======     ========     ======     =======
Janus Aspen Enterprise Portfolio Service Shares
   Issuance of Units                                                        --     $     --     27,915     $22,160
   Redemption of Units                                                      --           --         --          --
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                               --     $     --     27,915     $22,160
                                                                       =======     ========     ======     =======
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                     6,479     $  6,000      3,025     $ 2,343
   Redemption of Units                                                 (10,010)      (8,906)       (47)        (38)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                           (3,531)    $ (2,906)     2,978     $ 2,305
                                                                       =======     ========     ======     =======
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                                        --     $     --     11,942     $ 8,878
   Redemption of Units                                                      --           --         --          --
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                               --     $     --     11,942     $ 8,878
                                                                       =======     ========     ======     =======
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                                     9,046     $  6,010         --     $    --
   Redemption of Units                                                    (632)        (431)        --          --
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                            8,414     $  5,579         --     $    --
                                                                       =======     ========     ======     =======
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                                   136,617     $118,393     48,500     $36,439
   Redemption of Units                                                 (87,195)     (79,444)        (1)         (1)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                           49,422     $ 38,949     48,499     $36,438
                                                                       =======     ========     ======     =======
Oppenheimer Global Strategic Income Fund/VA Service Shares (a)
   Issuance of Units                                                    42,725     $ 48,101         --     $    --
   Redemption of Units                                                 (34,292)     (39,253)        (1)         (1)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                            8,433     $  8,848         (1)    $    (1)
                                                                       =======     ========     ======     =======
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                                     4,609     $  3,523      1,375     $   960
   Redemption of Units                                                  (2,842)      (2,211)        (7)         (5)
                                                                       -------     --------     ------     -------
      Net increase (decrease)                                            1,767     $  1,312      1,368     $   955
                                                                       =======     ========     ======     =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                   COMMONWEALTH ANNUITY ADVANTAGE IV WITH
                                                              OPTIONAL NO WITHDRAWAL CHARGE RIDER (CONTINUED)
                                                                          YEAR ENDED DECEMBER 31,
                                                                      2010                    2009
                                                              -----------------------  ---------------------
                                                                 UNITS       AMOUNT      UNITS      AMOUNT
                                                               --------    ---------    -------    --------
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                            101,742    $  87,941     53,381    $ 39,157
   Redemption of Units                                          (74,966)     (67,856)        (2)         (2)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                    26,776    $  20,085     53,379    $ 39,155
                                                               ========    =========    =======    ========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                            143,718    $ 134,671     66,456    $ 51,777
   Redemption of Units                                          (95,853)     (93,999)        (9)         (7)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                    47,865    $  40,672     66,447    $ 51,770
                                                               ========    =========    =======    ========
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                            106,394    $  91,495     22,360    $ 16,993
   Redemption of Units                                          (77,166)     (68,701)        (2)         (2)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                    29,228    $  22,794     22,358    $ 16,991
                                                               ========    =========    =======    ========

                                                                COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                      YEAR ENDED DECEMBER 31,
                                                                      2010                    2009
                                                              -----------------------  ---------------------
                                                                 UNITS       AMOUNT      UNITS      AMOUNT
                                                               --------    ---------    -------    --------
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                            636,747    $ 776,936      3,430    $  3,813
   Redemption of Units                                         (557,243)    (688,545)       (83)        (85)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                    79,504    $  88,391      3,347    $  3,728
                                                               ========    =========    =======    ========
AllianceBernstein VPS International Value Portfolio Class B
   Issuance of Units                                             85,722    $  44,895    116,238    $ 64,217
   Redemption of Units                                          (40,866)     (21,262)   (14,350)     (7,413)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                    44,856    $  23,633    101,888    $ 56,804
                                                               ========    =========    =======    ========
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                            439,930    $ 392,524     44,222    $ 31,647
   Redemption of Units                                         (164,250)    (130,391)      (397)       (256)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                   275,680    $ 262,133     43,825    $ 31,391
                                                               ========    =========    =======    ========
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B
   Issuance of Units                                            140,964    $ 135,306    227,968    $183,652
   Redemption of Units                                         (219,476)    (197,534)   (15,324)    (12,240)
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                   (78,512)   $ (62,228)   212,644    $171,412
                                                               ========    =========    =======    ========
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                              1,117    $   1,088         --    $     --
   Redemption of Units                                              (59)         (54)        --          --
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                     1,058    $   1,034         --    $     --
                                                               ========    =========    =======    ========
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2
   Issuance of Units                                                146    $     146         --    $     --
   Redemption of Units                                               (8)          (8)        --          --
                                                               --------    ---------    -------    --------
      Net increase (decrease)                                       138    $     138         --    $     --
                                                               ========    =========    =======    ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                     COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                 YEAR ENDED DECEMBER 31,
                                                            2010                     2009
                                                     --------------------------  -------------------
                                                         UNITS        AMOUNT     UNITS     AMOUNT
                                                       --------      --------    -----     ------
Fidelity VIP Freedom 2015 Portfolio Service Class 2
   Issuance of Units                                     68,835      $ 70,923      --       $--
   Redemption of Units                                       (7)           (8)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                            68,828      $ 70,915      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2020 Portfolio Service Class 2
   Issuance of Units                                    111,033      $112,258      --       $--
   Redemption of Units                                  (26,783)      (26,856)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                            84,250      $ 85,402      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2025 Portfolio Service Class 2
   Issuance of Units                                     21,081      $ 21,377      --       $--
   Redemption of Units                                       --            --      --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                            21,081      $ 21,377      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2030 Portfolio Service Class 2
   Issuance of Units                                    127,081      $118,934      --       $--
   Redemption of Units                                   (5,841)       (5,668)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                           121,240      $113,266      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2035 Portfolio Service Class 2
   Issuance of Units                                     83,557      $ 86,361      --       $--
   Redemption of Units                                      (14)          (15)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                            83,543      $ 86,346      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2040 Portfolio Service Class 2
   Issuance of Units                                      9,603      $  9,497      --       $--
   Redemption of Units                                      (18)          (18)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                             9,585      $  9,479      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Freedom 2045 Portfolio Service Class 2
   Issuance of Units                                      1,863      $  1,846      --       $--
   Redemption of Units                                      (15)          (15)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                             1,848      $  1,831      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Index 500 Portfolio Service Class 2
   Issuance of Units                                        212      $    209      --       $--
   Redemption of Units                                       (8)           (8)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                               204      $    201      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                    140,991      $155,725      --       $--
   Redemption of Units                                      (36)          (41)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                           140,955      $155,684      --       $--
                                                       ========      ========     ===       ===
Fidelity VIP Overseas Portfolio Service Class 2
   Issuance of Units                                    465,336      $503,336      --       $--
   Redemption of Units                                 (102,151)      (99,088)     --        --
                                                       --------      --------     ---       ---
      Net increase (decrease)                           363,185      $404,248      --       $--
                                                       ========      ========     ===       ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                              COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                          (CONTINUED)
                                                                    YEAR ENDED DECEMBER 31,
                                                                    2010                2009
                                                            -------------------  -----------------
                                                              UNITS     AMOUNT    UNITS    AMOUNT
                                                            --------  ---------  -------  --------
Fidelity VIP Strategic Income Portfolio Service Class 2
   Issuance of Units                                         196,815  $ 201,059       --  $     --
   Redemption of Units                                      (195,164)  (205,266)      --        --
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                  1,651  $  (4,207)      --  $     --
                                                            ========  =========  =======  ========
FT VIP Franklin Income Securities Fund Class 2
   Issuance of Units                                         235,396  $ 225,316  154,834  $136,929
   Redemption of Units                                       (15,615)   (15,850)    (308)     (219)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                219,781  $ 209,466  154,526  $136,710
                                                            ========  =========  =======  ========
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                         296,094  $ 254,693  242,056  $175,826
   Redemption of Units                                      (323,344)  (268,698)    (986)     (590)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                (27,250) $ (14,005) 241,070  $175,236
                                                            ========  =========  =======  ========
FT VIP Mutual Global Discovery Securities Fund Class 2
   Issuance of Units                                         104,114  $  91,620   64,623  $ 50,785
   Redemption of Units                                       (10,963)    (9,564)  (9,789)   (7,625)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 93,151  $  82,056   54,834  $ 43,160
                                                            ========  =========  =======  ========
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                          96,052  $  73,493   18,116  $ 12,031
   Redemption of Units                                        (1,820)    (1,376)    (601)     (359)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 94,232  $  72,117   17,515  $ 11,672
                                                            ========  =========  =======  ========
FT VIP Templeton Global Asset Allocation Fund Class 2 (b)
   Issuance of Units                                           4,853  $   4,528   40,471  $ 34,158
   Redemption of Units                                       (51,786)   (49,581)  (1,365)     (999)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                (46,933) $ (45,053)  39,106  $ 33,159
                                                            ========  =========  =======  ========
FT VIP Templeton Growth Securities Fund Class 2
   Issuance of Units                                          62,246  $  41,763   37,892  $ 24,810
   Redemption of Units                                       (17,040)   (11,037)     (24)      (15)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 45,206  $  30,726   37,868  $ 24,795
                                                            ========  =========  =======  ========
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                          71,116  $  65,743   97,456  $ 80,985
   Redemption of Units                                       (25,178)   (22,930) (22,139)  (18,221)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 45,938  $  42,813   75,317  $ 62,764
                                                            ========  =========  =======  ========
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                          67,471  $  46,464    7,404  $  4,230
   Redemption of Units                                       (32,915)   (22,486)  (2,319)   (1,197)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 34,556  $  23,978    5,085  $  3,033
                                                            ========  =========  =======  ========
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                          59,752  $  50,012  296,159  $210,108
   Redemption of Units                                       (17,311)   (13,986) (23,335)  (18,607)
                                                            --------  ---------  -------  --------
      Net increase (decrease)                                 42,441  $  36,026  272,824  $191,501
                                                            ========  =========  =======  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                 COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                           2010                    2009
                                                                 -------------------------  -------------------
                                                                    UNITS        AMOUNT      UNITS     AMOUNT
                                                                 ----------   -----------   -------   --------
Goldman Sachs Growth Strategy Portfolio Class A
   Issuance of Units                                                105,907   $    79,692    68,827   $ 45,527
   Redemption of Units                                              (63,315)      (47,236)   (2,616)    (1,941)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                        42,592   $    32,456    66,211   $ 43,586
                                                                 ==========   ===========   =======   ========
Goldman Sachs International Real Estate Securities Fund Class A
   Issuance of Units                                                 88,086   $    51,199    23,155   $ 13,285
   Redemption of Units                                              (64,522)      (38,352)      (84)       (41)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                        23,564   $    12,847    23,071   $ 13,244
                                                                 ==========   ===========   =======   ========
Goldman Sachs Real Estate Securities Fund Class A
   Issuance of Units                                                 85,432   $    65,026    50,682   $ 29,115
   Redemption of Units                                              (94,103)      (67,017)     (327)      (173)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                        (8,671)  $    (1,991)   50,355   $ 28,942
                                                                 ==========   ===========   =======   ========
Goldman Sachs Technology Tollkeeper Fund Class A (a)
   Issuance of Units                                              1,008,649   $ 1,141,331   538,004   $496,273
   Redemption of Units                                             (546,178)     (556,606)  (83,637)   (86,160)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                       462,471   $   584,725   454,367   $410,113
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Core Fixed Income Fund Service Shares
   Issuance of Units                                                590,007   $   657,314    45,007   $ 46,957
   Redemption of Units                                             (404,720)     (454,594)     (396)      (386)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                       185,287   $   202,720    44,611   $ 46,571
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Equity Index Fund Service Shares
   Issuance of Units                                                181,699   $   146,144    22,567   $ 14,908
   Redemption of Units                                             (165,671)     (124,697)     (149)       (91)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                        16,028   $    21,447    22,418   $ 14,817
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                              1,455,363   $ 1,666,207   108,562   $120,054
   Redemption of Units                                           (1,331,517)   (1,540,539)  (44,356)   (47,386)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                       123,846   $   125,668    64,206   $ 72,668
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                                102,844   $    95,421    99,582   $ 82,095
   Redemption of Units                                              (93,394)      (85,032)     (984)      (669)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                         9,450   $    10,389    98,598   $ 81,426
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Large Cap Value Fund Service Shares (a)
   Issuance of Units                                                 22,440   $    16,824    22,942   $ 15,550
   Redemption of Units                                              (42,517)      (31,099)   (3,777)    (2,682)
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                       (20,077)  $   (14,275)   19,165   $ 12,868
                                                                 ==========   ===========   =======   ========
Goldman Sachs VIT Mid Cap Value Fund Service Shares
   Issuance of Units                                                     95   $        94        --   $     --
   Redemption of Units                                                   --            --        --         --
                                                                 ----------   -----------   -------   --------
      Net increase (decrease)                                            95   $        94        --   $     --
                                                                 ==========   ===========   =======   ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                       COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                                   YEAR ENDED DECEMBER 31,
                                                                                2010                     2009
                                                                      -----------------------  -----------------------
                                                                         UNITS       AMOUNT       UNITS       AMOUNT
                                                                      ----------  -----------  ----------  -----------
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                   3,265,856  $ 3,262,541   3,517,388  $ 3,560,964
   Redemption of Units                                                (2,624,940)  (2,616,521) (2,770,901)  (2,796,814)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            640,916  $   646,020     746,487  $   764,150
                                                                      ==========  ===========  ==========  ===========
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                      24,626  $    20,420      28,704  $    21,513
   Redemption of Units                                                    (2,280)      (1,895)     (2,753)      (2,105)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                             22,346  $    18,525      25,951  $    19,408
                                                                      ==========  ===========  ==========  ===========
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                     162,632  $   112,724      30,177  $    16,930
   Redemption of Units                                                   (63,436)     (45,121)     (1,288)        (658)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                             99,196  $    67,603      28,889  $    16,272
                                                                      ==========  ===========  ==========  ===========
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares
   Issuance of Units                                                     520,336  $   477,756      22,178  $    15,051
   Redemption of Units                                                    (1,763)      (1,384)        (47)         (29)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            518,573  $   476,372      22,131  $    15,022
                                                                      ==========  ===========  ==========  ===========
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares
   Issuance of Units                                                     190,989  $   136,324         551  $       357
   Redemption of Units                                                  (187,313)    (127,967)        (28)         (19)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                              3,676  $     8,357         523  $       338
                                                                      ==========  ===========  ==========  ===========
Invesco V.I. Core Equity Fund Series II Shares (a)
   Issuance of Units                                                      45,768  $    38,992      12,644  $     9,328
   Redemption of Units                                                   (17,129)     (15,107)       (401)        (276)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                             28,639  $    23,885      12,243  $     9,052
                                                                      ==========  ===========  ==========  ===========
Invesco V.I. Leisure Fund Series II Shares (a)
   Issuance of Units                                                      73,295  $    53,131          --  $        --
   Redemption of Units                                                   (73,295)     (53,031)         --           --
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                                 --  $       100          --  $        --
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Enterprise Portfolio Service Shares
   Issuance of Units                                                     130,282  $   117,679     162,471  $   123,687
   Redemption of Units                                                  (138,375)    (119,723)   (100,813)     (85,898)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                             (8,093) $    (2,044)     61,658  $    37,789
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                                     199,917  $   177,482      42,013  $    32,477
   Redemption of Units                                                   (13,078)     (11,700)     (1,614)      (1,147)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            186,839  $   165,782      40,399  $    31,330
                                                                      ==========  ===========  ==========  ===========
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                                     222,641  $   208,389      35,221  $    27,696
   Redemption of Units                                                   (17,685)     (17,472)     (1,577)      (1,186)
                                                                      ----------  -----------  ----------  -----------
      Net increase (decrease)                                            204,956  $   190,917      33,644  $    26,510
                                                                      ==========  ===========  ==========  ===========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                COMMONWEALTH ANNUITY PREFERRED PLUS (CONTINUED)
                                                                           YEAR ENDED DECEMBER 31,
                                                                        2010                     2009
                                                                -----------------------  ---------------------
                                                                   UNITS      AMOUNT       UNITS      AMOUNT
                                                                 --------   ----------   --------   ---------
MFS(R) New Discovery Series Service Class
   Issuance of Units                                              149,050   $  154,347         --   $      --
   Redemption of Units                                           (144,604)    (161,083)        --          --
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                       4,446   $   (6,736)        --   $      --
                                                                 ========   ==========   ========   =========
MFS(R) Utilities Series Service Class
   Issuance of Units                                                  134   $      146         --   $      --
   Redemption of Units                                                (25)         (28)        --          --
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                         109   $      118         --   $      --
                                                                 ========   ==========   ========   =========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                              149,704   $  103,637     27,483   $  16,716
   Redemption of Units                                            (28,624)     (19,547)      (912)       (507)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                     121,080   $   84,090     26,571   $  16,209
                                                                 ========   ==========   ========   =========
Oppenheimer Global Securities Fund/VA Service Shares
   Issuance of Units                                              251,559   $  215,960    530,271   $ 415,057
   Redemption of Units                                           (357,146)    (278,050)  (117,473)    (95,317)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                    (105,587)  $  (62,090)   412,798   $ 319,740
                                                                 ========   ==========   ========   =========
Oppenheimer Global Strategic Income Fund/VA Service Shares (a)
   Issuance of Units                                              946,225   $1,050,448     19,554   $  17,971
   Redemption of Units                                           (307,753)    (352,430)    (1,600)     (1,431)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                     638,472   $  698,018     17,954   $  16,540
                                                                 ========   ==========   ========   =========
Oppenheimer High Income Fund/VA Service Shares
   Issuance of Units                                              737,095   $  729,045         --   $      --
   Redemption of Units                                           (732,951)    (736,344)        --          --
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                       4,144   $   (7,299)        --   $      --
                                                                 ========   ==========   ========   =========
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares
   Issuance of Units                                               51,193   $   42,476    124,123   $  88,360
   Redemption of Units                                           (101,557)     (84,566)    (7,729)     (5,538)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                     (50,364)  $  (42,090)   116,394   $  82,822
                                                                 ========   ==========   ========   =========
Pioneer Cullen Value VCT Portfolio Class II
   Issuance of Units                                               23,945   $   17,436      5,243   $   3,382
   Redemption of Units                                                (54)         (41)      (184)       (110)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                      23,891   $   17,395      5,059   $   3,272
                                                                 ========   ==========   ========   =========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                              805,515   $  673,044    753,119   $ 556,956
   Redemption of Units                                           (850,841)    (672,456)  (153,656)   (118,135)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                     (45,326)  $      588    599,463   $ 438,821
                                                                 ========   ==========   ========   =========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                               51,466   $   46,704     87,301   $  70,975
   Redemption of Units                                            (50,161)     (44,482)      (286)       (185)
                                                                 --------   ----------   --------   ---------
      Net increase (decrease)                                       1,305   $    2,222     87,015   $  70,790
                                                                 ========   ==========   ========   =========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                            COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                         (CONTINUED)
                                                                  YEAR ENDED DECEMBER 31,
                                                                   2010               2009
                                                            -----------------    --------------
                                                             UNITS     AMOUNT    UNITS   AMOUNT
                                                            -------  --------    -----  -------
Pioneer Mid Cap Value VCT Portfolio Class II
   Issuance of Units                                         13,705  $ 11,105    7,946  $ 5,467
   Redemption of Units                                       (4,805)   (3,985)    (476)    (293)
                                                            -------  --------    -----  -------
   Net increase (decrease)                                    8,900  $  7,120    7,470  $ 5,174
                                                            =======  ========    =====  =======

                                                            COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                    WITH OPTIONAL RIDER
                                                                  YEAR ENDED DECEMBER 31,
                                                                   2010              2009
                                                            -----------------    --------------
                                                             UNITS     AMOUNT    UNITS   AMOUNT
                                                            -------  --------    -----  -------
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                             77  $     94       --    $--
   Redemption of Units                                           (2)       (3)      --     --
                                                            -------  --------      ---    ---
   Net increase (decrease)                                       75  $     91       --    $--
                                                            =======  ========      ===    ===
AllianceBernstein VPS Small Cap Growth Portfolio Class B
   Issuance of Units                                            944  $    820       --    $--
   Redemption of Units                                           (5)       (5)      (4)    (3)
                                                            -------  --------      ---    ---
   Net increase (decrease)                                      939  $    815       (4)   $(3)
                                                            =======  ========      ===    ===
Fidelity VIP Contrafund(R) Portfolio Service Class 2
   Issuance of Units                                            848  $    820       --    $--
   Redemption of Units                                           (1)       (2)      --     --
                                                            -------  --------      ---    ---
   Net increase (decrease)                                      847  $    818       --    $--
                                                            =======  ========      ===    ===
FT VIP Mutual Global Discovery Securities Fund Class 2
   Issuance of Units                                            947  $    867       --    $--
   Redemption of Units                                          (10)       (9)      (7)    (6)
                                                            -------  --------      ---    ---
   Net increase (decrease)                                      937  $    858       (7)   $(6)
                                                            =======  ========      ===    ===
FT VIP Mutual Shares Securities Fund Class 2
   Issuance of Units                                             43  $     35       --    $--
   Redemption of Units                                           (1)       (1)      --     --
                                                            -------  --------      ---    ---
   Net increase (decrease)                                       42  $     34       --    $--
                                                            =======  ========      ===    ===
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                        238,390  $235,869       --    $--
   Redemption of Units                                          (11)      (11)      --     --
                                                            -------  --------      ---    ---
   Net increase (decrease)                                  238,379  $235,858       --    $--
                                                            =======  ========      ===    ===
Goldman Sachs Growth and Income Strategy Portfolio Class A
   Issuance of Units                                         58,557  $ 51,933       --    $--
   Redemption of Units                                           (5)       (4)      --     --
                                                            -------  --------      ---    ---
   Net increase (decrease)                                   58,552  $ 51,929       --    $--
                                                            =======  ========      ===    ===
Goldman Sachs Technology Tollkeeper Fund Class A (a)
   Issuance of Units                                             --  $     --       --    $--
   Redemption of Units                                           (3)       (4)      (4)    (3)
                                                            -------  --------      ---    ---
   Net increase (decrease)                                       (3) $     (4)      (4)   $(3)
                                                            =======  ========      ===    ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                COMMONWEALTH ANNUITY PREFERRED PLUS
                                                                   WITH OPTIONAL RIDER (CONTINUED)
                                                                       YEAR ENDED DECEMBER 31,
                                                                     2010                 2009
                                                                --------------    -----------------
                                                                UNITS   AMOUNT     UNITS    AMOUNT
                                                                -----  -------    -------  --------
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                              713  $   820         --  $     --
   Redemption of Units                                             (1)      (1)        --        --
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        712  $   819         --  $     --
                                                                =====  =======    =======  ========
Goldman Sachs VIT Growth Opportunities Fund Service Shares
   Issuance of Units                                            1,012  $ 1,000        215  $    155
   Redemption of Units                                             (6)      (6)        (4)       (3)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                      1,006  $   994        211  $    152
                                                                =====  =======    =======  ========
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                               --  $    --    124,863  $125,800
   Redemption of Units                                             (6)      (6)        (6)       (6)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                         (6) $    (6)   124,857  $125,794
                                                                =====  =======    =======  ========
Janus Aspen Forty Portfolio Service Shares
   Issuance of Units                                            1,373  $ 1,230         --  $     --
   Redemption of Units                                             (8)      (8)        (6)       (5)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                      1,365  $ 1,222         (6) $     (5)
                                                                =====  =======    =======  ========
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                              860  $   820         --  $     --
   Redemption of Units                                             (2)      (2)        --        --
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        858  $   818         --  $     --
                                                                =====  =======    =======  ========
MFS(R) Utilities Series Service Class
   Issuance of Units                                              790  $   820         --  $     --
   Redemption of Units                                             (1)      (1)        --        --
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        789  $   819         --  $     --
                                                                =====  =======    =======  ========
Oppenheimer Balanced Fund/VA Service Shares
   Issuance of Units                                              227  $   156        263  $    155
   Redemption of Units                                             (4)      (3)        (5)       (3)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        223  $   153        258  $    152
                                                                =====  =======    =======  ========
Oppenheimer Global Strategic Income Fund/VA Service Shares (a)
   Issuance of Units                                            1,244  $ 1,410        165  $    155
   Redemption of Units                                             (5)      (6)        (3)       (3)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                      1,239  $ 1,404        162  $    152
                                                                =====  =======    =======  ========
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                                              187  $   156        252  $    155
   Redemption of Units                                             (4)      (3)        (5)       (4)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        183  $   153        247  $    151
                                                                =====  =======    =======  ========
Pioneer Growth Opportunities VCT Portfolio Class I
   Issuance of Units                                              185  $   168        227  $    155
   Redemption of Units                                             (4)      (4)        (5)       (3)
                                                                -----  -------    -------  --------
   Net increase (decrease)                                        181  $   164        222  $    152
                                                                =====  =======    =======  ========

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                            COMMONWEALTH ANNUITY HORIZON
                                                               YEAR ENDED DECEMBER 31,
                                                                2010            2009
                                                           --------------   -------------
                                                           UNITS   AMOUNT   UNITS  AMOUNT
                                                           -----  -------   -----  ------
AllianceBernstein VPS Intermediate Bond Portfolio Class B
   Issuance of Units                                         590   $  618     --     $--
   Redemption of Units                                      (590)    (620)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                    --   $   (2)    --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Freedom 2015 Portfolio Service Class 2
   Issuance of Units                                         754   $  750     --     $--
   Redemption of Units                                       (16)     (16)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                   738   $  734     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Freedom 2020 Portfolio Service Class 2
   Issuance of Units                                         456   $  481     --     $--
   Redemption of Units                                        (2)      (3)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                   454   $  478     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Freedom 2025 Portfolio Service Class 2
   Issuance of Units                                       3,054   $3,000     --     $--
   Redemption of Units                                       (20)     (19)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                 3,034   $2,981     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Freedom 2030 Portfolio Service Class 2
   Issuance of Units                                       6,581   $6,987     --     $--
   Redemption of Units                                      (232)    (220)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                 6,349   $6,767     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Freedom 2035 Portfolio Service Class 2
   Issuance of Units                                       2,744   $2,659     --     $--
   Redemption of Units                                      (618)    (580)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                 2,126   $2,079     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Mid Cap Portfolio Service Class 2
   Issuance of Units                                         725   $  961     --     $--
   Redemption of Units                                      (113)    (144)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                   612   $  817     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Overseas Portfolio Service Class 2
   Issuance of Units                                         391   $  438     --     $--
   Redemption of Units                                        (1)      (1)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                   390   $  437     --     $--
                                                           =====   ======    ===     ===
Fidelity VIP Strategic Income Portfolio Service Class 2
   Issuance of Units                                          42   $   50     --     $--
   Redemption of Units                                        --       --     --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                    42   $   50     --     $--
                                                           =====   ======    ===     ===
FT VIP Franklin Small Cap Value Securities Fund Class 2
   Issuance of Units                                         727   $  961     --     $--
   Redemption of Units                                      (106)    (143)    --      --
                                                           -----   ------    ---     ---
   Net increase (decrease)                                   621   $  818     --     $--
                                                           =====   ======    ===     ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                                          COMMONWEALTH ANNUITY HORIZON
                                                                                   (CONTINUED)
                                                                             YEAR ENDED DECEMBER 31,
                                                                              2010                2009
                                                                      -------------------    --------------
                                                                         UNITS     AMOUNT    UNITS   AMOUNT
                                                                      --------  ---------    -----  -------
Goldman Sachs Balanced Strategy Portfolio Class A
   Issuance of Units                                                     7,740  $   8,854    2,020  $ 2,246
   Redemption of Units                                                    (778)      (868)    (131)    (146)
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                               6,962  $   7,986    1,889  $ 2,100
                                                                      ========  =========    =====  =======
Goldman Sachs Equity Growth Strategy Portfolio Class A
   Issuance of Units                                                        50  $      63       --  $    --
   Redemption of Units                                                     (50)       (57)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                  --  $       6       --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs Technology Tollkeeper Fund Class A (a)
   Issuance of Units                                                       256  $     274       --  $    --
   Redemption of Units                                                      (1)        (1)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                 255  $     273       --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs VIT Government Income Fund Service Shares
   Issuance of Units                                                       768  $     826       --  $    --
   Redemption of Units                                                    (768)      (843)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                  --  $     (17)      --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs VIT Money Market Fund Service Shares
   Issuance of Units                                                   205,228  $ 203,715      297  $   296
   Redemption of Units                                                (205,177)  (203,623)    (297)    (296)
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                  51  $      92       --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)
   Issuance of Units                                                     1,660  $   1,984       --  $    --
   Redemption of Units                                                    (288)      (345)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                               1,372  $   1,639       --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs VIT Strategic International Equity Fund Service Shares
   Issuance of Units                                                       887  $   1,026       --  $    --
   Redemption of Units                                                    (183)      (205)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                 704  $     821       --  $    --
                                                                      ========  =========    =====  =======
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares
   Issuance of Units                                                       294  $     438       --  $    --
   Redemption of Units                                                      (1)        (2)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                 293  $     436       --  $    --
                                                                      ========  =========    =====  =======
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares
   Issuance of Units                                                        49  $      63       --  $    --
   Redemption of Units                                                     (49)       (59)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                                  --  $       4       --  $    --
                                                                      ========  =========    =====  =======
Oppenheimer Global Strategic Income Fund/VA Service Shares (a)
   Issuance of Units                                                   200,041  $ 203,109       --  $    --
   Redemption of Units                                                  (2,798)    (3,001)      --       --
                                                                      --------  ---------    -----  -------
   Net increase (decrease)                                             197,243  $ 200,108       --  $    --
                                                                      ========  =========    =====  =======

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                   COMMONWEALTH ANNUITY HORIZON
                                                            (CONTINUED)
                                                     YEAR ENDED DECEMBER 31,
                                                      2010            2009
                                                 --------------   -------------
                                                 UNITS   AMOUNT   UNITS  AMOUNT
                                                 -----  -------   ----- -------
Pioneer Emerging Markets VCT Portfolio Class II
   Issuance of Units                               234   $ 257      --    $--
   Redemption of Units                            (234)   (269)     --     --
                                                  ----   -----     ---    ---
   Net increase (decrease)                          --   $ (12)     --    $--
                                                  ====   =====     ===    ===

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 5--PURCHASES AND SALES OF INVESTMENTS

     The cost of purchases and proceeds from sales of shares of the Underlying Funds of the Separate Account during the year ended December 31, 2010 were as follows:

INVESTMENT PORTFOLIO                                                  PURCHASES    SALES
--------------------                                                  ---------- ----------
AllianceBernstein VPS Intermediate Bond Portfolio Class B             $1,328,323 $1,048,025
AllianceBernstein VPS International Value Portfolio Class B               53,931     21,870
AllianceBernstein VPS Small Cap Growth Portfolio Class B                 400,575    129,186
AllianceBernstein VPS Small/Mid Cap Value Portfolio Class B              161,482    213,948
Fidelity VIP Contrafund(R) Portfolio Service Class 2                     102,578     25,319
Fidelity VIP Disciplined Small Cap Portfolio Service Class 2              20,161     19,495
Fidelity VIP Equity-Income Portfolio Service Class 2                       2,978      3,037
Fidelity VIP Freedom 2005 Portfolio Service Class 2                           95          2
Fidelity VIP Freedom 2010 Portfolio Service Class 2                          228          6
Fidelity VIP Freedom 2015 Portfolio Service Class 2                       75,302        202
Fidelity VIP Freedom 2020 Portfolio Service Class 2                      127,977        444
Fidelity VIP Freedom 2025 Portfolio Service Class 2                       25,199         92
Fidelity VIP Freedom 2030 Portfolio Service Class 2                      147,576      6,467
Fidelity VIP Freedom 2035 Portfolio Service Class 2                       95,166        181
Fidelity VIP Freedom 2040 Portfolio Service Class 2                       13,576         76
Fidelity VIP Freedom 2045 Portfolio Service Class 2                        2,792         34
Fidelity VIP Freedom 2050 Portfolio Service Class 2                       12,796      4,557
Fidelity VIP Growth Opportunities Portfolio Service Class 2               38,094     15,271
Fidelity VIP Index 500 Portfolio Service Class 2                          25,211     24,685
Fidelity VIP Mid Cap Portfolio Service Class 2                           268,793        414
Fidelity VIP Overseas Portfolio Service Class 2                          638,047     99,124
Fidelity VIP Strategic Income Portfolio Service Class 2                  224,182    206,835
FT VIP Franklin Income Securities Fund Class 2                           551,312     34,389
FT VIP Franklin Small Cap Value Securities Fund Class 2                  266,744    274,531
FT VIP Mutual Global Discovery Securities Fund Class 2                   180,891     30,282
FT VIP Mutual Shares Securities Fund Class 2                             117,004     18,873
FT VIP Templeton Global Asset Allocation Fund Class 2 (b)                 16,017     60,593
FT VIP Templeton Growth Securities Fund Class 2                           54,992     12,733
Goldman Sachs Balanced Strategy Portfolio Class A                        409,079     39,428
Goldman Sachs Equity Growth Strategy Portfolio Class A                   114,220     51,696
Goldman Sachs Growth and Income Strategy Portfolio Class A               352,160     69,719
Goldman Sachs Growth Strategy Portfolio Class A                          180,706     66,607
Goldman Sachs International Real Estate Securities Fund Class A           45,454     21,093
Goldman Sachs Real Estate Securities Fund Class A                         67,883     67,370
Goldman Sachs Technology Tollkeeper Fund Class A (a)                   1,267,201    454,077
Goldman Sachs VIT Core Fixed Income Fund Service Shares                  736,786    501,784
Goldman Sachs VIT Equity Index Fund Service Shares                       172,100    134,750
Goldman Sachs VIT Government Income Fund Service Shares                1,529,435  1,249,449
Goldman Sachs VIT Growth Opportunities Fund Service Shares               129,323    114,359
Goldman Sachs VIT Large Cap Value Fund Service Shares (a)                 35,816    134,778
Goldman Sachs VIT Mid Cap Value Fund Service Shares                          182          2
Goldman Sachs VIT Money Market Fund Service Shares                     3,221,430  2,628,621
Goldman Sachs VIT Strategic Growth Fund Service Shares (a)                49,917     61,760
Goldman Sachs VIT Strategic International Equity Fund Service Shares     121,186     49,424
Goldman Sachs VIT Structured Small Cap Equity Fund Service Shares        623,941      2,624
Goldman Sachs VIT Structured U.S. Equity Fund Service Shares             306,260    275,652

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

INVESTMENT PORTFOLIO                                            PURCHASES   SALES
--------------------                                            ---------- --------
Invesco V.I. Core Equity Fund Series II Shares (a)              $   89,098 $ 69,671
Invesco V.I. Global Health Care Fund Series II Shares                  139        2
Invesco V.I. Leisure Fund Series II Shares (a)                      64,674   63,502
Janus Aspen Enterprise Portfolio Service Shares                    121,532  118,109
Janus Aspen Forty Portfolio Service Shares                         251,303   45,237
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares         255,041   63,605
MFS(R) New Discovery Series Service Class                          192,842  198,045
MFS(R) Utilities Series Service Class                                4,068       18
Oppenheimer Balanced Fund/VA Service Shares                        196,263   17,650
Oppenheimer Global Securities Fund/VA Service Shares               348,252  329,707
Oppenheimer Global Strategic Income Fund/VA Service Shares (a)   1,388,488  267,115
Oppenheimer High Income Fund/VA Service Shares                     656,888  666,340
Oppenheimer Main Street Small Cap Fund(R)/VA Service Shares         74,002   93,487
Pioneer Cullen Value VCT Portfolio Class II                         63,963   16,822
Pioneer Emerging Markets VCT Portfolio Class II                    718,251  617,074
Pioneer Growth Opportunities VCT Portfolio Class I                 180,194  112,269
Pioneer Mid Cap Value VCT Portfolio Class II                        95,163   29,559

(a)  Name changed. See Note 1.

(b)  Fund liquidated. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

NOTE 6--FINANCIAL HIGHLIGHTS

     A summary of unit values, units outstanding, income and expense ratios and total returns for the Separate Account is as follows:

                                                       AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------- ----------------------------------------------
                                                      UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                      VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                              UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                              ------ -------- -------- ------- ---------- ------- ------- --------- ---------
ALLIANCEBERNSTEIN VPS INTERMEDIATE BOND
   PORTFOLIO CLASS B
2010                                           282   1.215083 1.231754   346      2.29     1.30    1.70     7.08   7.51
2009                                            37   1.136232 1.145694    43      0.47     1.30    1.65    16.27  16.68
2008                                             1   0.981920 0.981920    --       N/A     1.30    1.30    -6.16  -6.16
2007                                           N/A        N/A      N/A   N/A       N/A      N/A     N/A      N/A    N/A
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE
   PORTFOLIO CLASS B
2010                                           192   0.618125 0.625485   119      3.09     1.30    1.65     2.58   2.94
2009                                           135   0.602603 0.607613    82      2.08     1.30    1.65    32.15  32.62
2008                                            23   0.456895 0.458155    11      0.11     1.30    1.50   -53.99 -53.89
2007                                           N/A        N/A      N/A   N/A       N/A      N/A     N/A      N/A    N/A
ALLIANCEBERNSTEIN VPS SMALL CAP GROWTH
   PORTFOLIO CLASS B
2010                                           353   1.022899 1.037028   364       N/A     1.30    1.70    34.27  34.82
2009                                            66   0.761795 0.769202    51       N/A     1.30    1.70    38.90  39.46
2008                                             3   0.548464 0.551561     1       N/A     1.30    1.70   -46.54 -46.31
2007                                            --   1.027263 1.027263    --       N/A     1.30    1.30     2.73   2.73
ALLIANCEBERNSTEIN VPS SMALL/MID CAP
   VALUE PORTFOLIO CLASS B
2010                                           148   1.044721 1.052366   154      0.51     1.30    1.50    24.69  24.96
2009                                           214   0.837842 0.842183   179      0.07     1.30    1.50    40.53  40.73
2008                                             2   0.596207 0.598419     1      0.13     1.30    1.50   -47.02 -36.65
2007                                           N/A        N/A      N/A   N/A       N/A      N/A     N/A      N/A    N/A
FIDELITY VIP CONTRAFUND(R) PORTFOLIO SERVICE
   CLASS 2
2010                                            79   1.075398 1.078335    85      2.30     1.30    1.70     7.54   7.83
FIDELITY VIP DISCIPLINED SMALL CAP PORTFOLIO
   SERVICE CLASS 2
2010                                            --   1.094356 1.095912    --       N/A     1.30    1.50     9.44   9.59
FIDELITY VIP EQUITY-INCOME PORTFOLIO SERVICE
   CLASS 2
2010                                            --   1.044557 1.044557    --      0.90     1.30    1.30     4.46   4.46
FIDELITY VIP FREEDOM 2005 PORTFOLIO SERVICE
   CLASS 2
2010                                            --   1.048723 1.048723    --      1.73     1.30    1.30     4.87   4.87
FIDELITY VIP FREEDOM 2010 PORTFOLIO SERVICE
   CLASS 2
2010                                            --   1.059676 1.059676    --      1.88     1.30    1.30     5.97   5.97
FIDELITY VIP FREEDOM 2015 PORTFOLIO SERVICE
   CLASS 2
2010                                            71   1.058096 1.063420    75      5.37     0.75    1.50     5.81   6.34

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                       AT DECEMBER 31                    FOR THE YEAR ENDED DECEMBER 31
                                              -------------------------------- ----------------------------------------------
                                                      UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                      VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                              UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                              (000S) ($) (4)  ($) (4)  ($000S)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                              ------ -------- -------- ------- ---------- ------- ------- --------- ---------
FIDELITY VIP FREEDOM 2020 PORTFOLIO SERVICE
   CLASS 2
2010                                           124   1.065164 1.071666    132     2.49     0.75    1.65       6.52     7.17
FIDELITY VIP FREEDOM 2025 PORTFOLIO SERVICE
   CLASS 2
2010                                            24   1.072856 1.078307     26     2.03     0.75    1.50       7.29     7.83
FIDELITY VIP FREEDOM 2030 PORTFOLIO SERVICE
   CLASS 2
2010                                           146   1.074674 1.080201    157     2.28     0.75    1.50       7.47     8.02
FIDELITY VIP FREEDOM 2035 PORTFOLIO SERVICE
   CLASS 2
2010                                            86   1.079502 1.085130     92     3.31     0.75    1.50       7.95     8.51
FIDELITY VIP FREEDOM 2040 PORTFOLIO SERVICE
   CLASS 2
2010                                            12   1.080315 1.081836     13     2.58     1.30    1.50       8.03     8.18
FIDELITY VIP FREEDOM 2045 PORTFOLIO SERVICE
   CLASS 2
2010                                             3   1.081303 1.082808      3     2.47     1.30    1.50       8.13     8.28
FIDELITY VIP FREEDOM 2050 PORTFOLIO SERVICE
   CLASS 2
2010                                             8   1.084761 1.084761      9     1.52     1.30    1.30       8.48     8.48
FIDELITY VIP GROWTH OPPORTUNITIES PORTFOLIO
   SERVICE CLASS 2
2010                                            22   1.112236 1.114894     24      N/A     1.30    1.65      11.22    11.49
FIDELITY VIP INDEX 500 PORTFOLIO SERVICE
   CLASS 2
2010                                            --   1.063086 1.063086     --     0.04     1.50    1.50       6.31     6.31
FIDELITY VIP MID CAP PORTFOLIO SERVICE CLASS 2
2010                                           243   1.143694 1.513374    278     0.28     0.75    1.50      14.37    27.88
2009                                           N/A        N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
FIDELITY VIP OVERSEAS PORTFOLIO SERVICE
   CLASS 2
2010                                           481   1.125184 1.130972    542     2.33     0.75    1.50      12.52    13.10
FIDELITY VIP STRATEGIC INCOME PORTFOLIO
   SERVICE CLASS 2
2010                                            23   1.040298 1.209724     24     0.84     0.75    1.65       4.03     8.45
2009                                           N/A        N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
FT VIP FRANKLIN INCOME SECURITIES FUND
   CLASS 2
2010                                           999   1.020251 1.032389  1,027     5.95     1.30    1.65      10.82    11.21
2009                                           491   0.920679 0.928341    454     4.32     1.30    1.65      33.37    33.84
2008                                            18   0.690336 0.693611     12     4.15     1.30    1.65     -30.82   -30.58
2007                                             1   0.997914 0.999093      1      N/A     1.30    1.65      -0.21    -0.09
FT VIP FRANKLIN SMALL CAP VALUE SECURITIES
   FUND CLASS 2
2010                                           263   0.992507 1.525224    262     0.48     0.75    1.50      26.30    27.16
2009                                           279   0.785830 0.791331    220     0.91     1.30    1.50      27.22    27.48
2008                                            16   0.617698 0.620762     10     0.61     1.30    1.50     -34.22   -33.88
2007                                            --   0.938905 0.938984     --      N/A     1.30    1.50      -6.11    -6.10

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                     AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------- ----------------------------------------------
                                                    UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                    VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                            UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                            (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                            ------ -------- -------- ------- ---------- ------- ------- --------- ---------
FT VIP MUTUAL GLOBAL DISCOVERY SECURITES
   CLASS 2
2010                                         380   0.956836 0.969310   367      1.42     1.30    1.70      10.06    10.50
2009                                         213   0.869413 0.877178   186      1.47     1.30    1.70      21.23    21.72
2008                                          30   0.717161 0.720626    22      3.16     1.30    1.70     -29.64   -29.41
2007                                           2   1.019405 1.020859     2       N/A     1.30    1.65       1.94     2.09
FT VIP MUTUAL SHARES SECURITIES FUND CLASS 2
2010                                         210   0.826778 0.838569   175      1.87     1.30    1.70       9.31     9.75
2009                                          83   0.757752 0.764072    63      2.40     1.30    1.65      23.97    24.41
2008                                          20   0.611239 0.614150    12      4.05     1.30    1.65     -38.15   -37.91
2007                                           2   0.988216 0.989088     2       N/A     1.50    1.65      -1.18    -1.09
FT VIP TEMPLETON GROWTH SECURITIES FUND
   CLASS 2
2010                                         117   0.771670 0.780866    91      0.77     1.30    1.65       5.62     6.00
2009                                          56   0.730593 0.736678    41      2.61     1.30    1.65      28.94    29.40
2008                                          13   0.566623 0.569321     7      1.56     1.30    1.65     -43.28   -43.07
2007                                           1   0.998926 1.000113     1       N/A     1.30    1.65      -0.11     0.01
GOLDMAN SACHS BALANCED STRATEGY PORTFOLIO
   CLASS A
2010                                         699   0.994546 1.210215   702      3.26     0.75    1.70       6.62    21.02
2009                                         328   0.933797 1.124251   309      5.23     0.75    1.65      17.96    12.43
2008                                          98   0.791631 0.795404    78      6.11     1.30    1.65     -21.81   -21.44
2007                                           1   1.012447 1.012447     1      8.26     1.30    1.30       1.24     1.24
GOLDMAN SACHS EQUITY GROWTH STRATEGY
   PORTFOLIO CLASS A
2010                                         239   0.796297 0.805790   192      2.23     1.30    1.65      10.81    11.20
2009                                         152   0.718636 0.724628   110      2.59     1.30    1.65      27.13    27.59
2008                                          31   0.566365 0.567950    18      4.36     1.30    1.50     -43.57   -43.35
2007                                           1   1.002630 1.002630     1     15.15     1.30    1.30       0.26     0.26
GOLDMAN SACHS GROWTH AND INCOME
   PORTFOLIO CLASS A
2010                                         945   0.904740 0.917093   863      2.73     1.30    1.70       8.24     8.69
2009                                         626   0.836836 0.843801   527      5.38     1.30    1.65      23.79    24.23
2008                                          95   0.675998 0.679211    65      4.53     1.30    1.65     -33.15   -32.91
2007                                           1   1.011150 1.012348     1     11.67     1.30    1.65       1.12     1.23
GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO
   CLASS A
2010                                         910   0.833851 0.839885   761      2.59     1.30    1.50       9.79    10.01
2009                                         772   0.759846 0.763465   587      3.57     1.30    1.50      26.62    26.88
2008                                         435   0.599860 0.601740   261      9.86     1.30    1.50     -40.31   -40.19
2007                                           2   1.005009 1.006034     2      9.56     1.30    1.50       0.50     0.60

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                        AT DECEMBER 31                      FOR THE YEAR ENDED DECEMBER 31
                                               ----------------------------------- ----------------------------------------------
                                                          UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                          VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                               UNITS     LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                               (000S)    ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                               ------    -------- -------- ------- ---------- ------- ------- --------- ---------
GOLDMAN SACHS INTERNATIONAL REAL ESTATE SECURITIES FUND
   CLASS A
2010                                              76     0.652381 0.660195     50     8.56     1.30    1.65      10.85    11.26
2009                                              36     0.588486 0.593393     21    42.96     1.30    1.65      31.26    31.73
2008                                               3     0.449219 0.450449      1     0.51     1.30    1.50     -52.85   -52.76
2007                                             N/A          N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
GOLDMAN SACHS REAL ESTATE SECURITIES FUND CLASS A
2010                                              48     0.824077 0.829665     39     1.72     1.30    1.50      25.16    25.42
2009                                              53     0.658436 0.661520     35     2.03     1.30    1.50      23.26    23.48
2008                                               2     0.534193 0.535679      1     2.46     1.30    1.50     -41.87   -41.76
2007                                              --     0.918981 0.918981     --      N/A     1.50    1.50      -8.10    -8.10
GOLDMAN SACHS TECHNOLOGY TOLLKEEPER
   FUND CLASS A (a)
2010                                           1,124     1.241837 1.160733  1,406      N/A     0.75    1.70      22.16    16.07
2009                                             458     1.016556 1.025649    468      N/A     1.30    1.70      66.40    67.09
2008                                               1     0.610942 0.613805     --      N/A     1.30    1.70     -46.40   -46.22
2007                                             N/A          N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
GOLDMAN SACHS VIT CORE FIXED INCOME
   FUND SERVICE SHARES
2010                                             326     1.103071 1.116200    362     3.48     1.30    1.65       5.41     5.78
2009                                             116     1.046490 1.055201    122     6.90     1.30    1.65      12.79    13.19
2008                                              10     0.927807 0.932213      9     5.13     1.30    1.65     -10.09    -9.77
2007                                               2     1.031942 1.033177      2     4.25     1.30    1.65       3.19     3.32
GOLDMAN SACHS VIT EQUITY INDEX FUND
   SERVICE SHARES
2010                                             104     0.862454 0.872732     90     1.49     1.30    1.65      13.03    13.43
2009                                              68     0.763031 0.769390     52     3.72     1.30    1.65      24.20    24.64
2008                                              12     0.614343 0.617274      8     4.67     1.30    1.65     -38.32   -38.02
2007                                              --     0.995958 0.995958     --      N/A     1.65    1.65      -0.40    -0.40
GOLDMAN SACHS VIT GOVERNMENT INCOME
   FUND SERVICE SHARES
2010                                             778     1.133896 1.149412    888     1.75     1.30    1.70       3.41     3.83
2009                                             524     1.097900 1.107042    577     3.57     1.30    1.65       4.68     5.06
2008                                             431     1.050848 1.053752    453     4.13     1.30    1.50       1.60     1.81
2007                                             N/A          N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
GOLDMAN SACHS VIT GROWTH OPPORTUNITIES
  FUND SERVICE SHARES
2010                                             161     1.085026 1.100776    176      N/A     1.30    1.70      17.33    17.81
2009                                             145     0.924715 0.934369    135      N/A     1.30    1.70      55.89    56.53
2008                                              12     0.593210 0.596918      7      N/A     1.30    1.70     -41.87   -41.59
2007                                              --     1.021995 1.021995     --      N/A     1.30    1.30       2.20     2.20

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                    AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                           -------------------------------- ----------------------------------------------
                                                   UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                   VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                           UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                           (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                           ------ -------- -------- ------- ---------- ------- ------- --------- ---------
GOLDMAN SACHS VIT LARGE CAP VALUE FUND
   SERVICE SHARES (a)
2010                                         126  0.804192 0.813790    102     0.33     1.30    1.65       9.06     9.44
2009                                         256  0.737406 0.743571    190     3.14     1.30    1.65      15.92    16.34
2008                                          15  0.637410 0.639148     10     3.32     1.30    1.50     -35.40   -35.25
2007                                           6  0.986815 0.987135      6     2.95     1.30    1.50      -1.32    -1.29
GOLDMAN SACHS VIT MID CAP VALUE FUND
   SERVICE SHARES
2010                                          --  1.095220 1.096564     --     0.42     1.30    1.50       9.52     9.66
2009                                         N/A       N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
GOLDMAN SACHS VIT MONEY MARKET FUND
   SERVICE SHARES
2010                                       4,818  0.982994 0.989184  4,767     0.01     0.75    1.70      -1.70    -0.75
2009                                       4,156  0.999947 1.009627  4,175     0.12     1.30    1.70      -1.55    -1.14
2008                                       3,272  1.015719 1.021315  3,333     1.61     1.30    1.70       0.51     0.93
2007                                          --  1.011926 1.011926     --     1.98     1.30    1.30       1.19     1.19
GOLDMAN SACHS VIT STRATEGIC GROWTH FUND
   SERVICE SHARES (a)
2010                                         173  0.920169 1.302893    161     0.18     0.75    1.65       8.67     9.63
2009                                         182  0.846718 0.853785    155     0.42     1.30    1.65      45.07    45.58
2008                                          38  0.584926 0.586461     22      N/A     1.30    1.50     -42.83   -42.70
2007                                           7  1.023063 1.023559      7     0.21     1.30    1.50       2.31     2.36
GOLDMAN SACHS VIT STRATEGIC INTERNATIONAL
   EQUITY FUND SERVICE SHARES
2010                                         166  0.747346 1.286072    125     1.89     0.75    1.65       8.26     9.30
2009                                          62  0.690377 0.696091     43     2.67     1.30    1.65      26.26    26.70
2008                                          12  0.548259 0.549400      7    12.81     1.30    1.50     -46.90   -46.83
2007                                          --  1.033191 1.033191     --     8.97     1.30    1.30       3.32     3.32
GOLDMAN SACHS VIT STRUCTURED SMALL CAP
   EQUITY FUND SERVICE SHARES
2010                                         706  0.967889 1.580073    688     1.50     0.75    1.65      27.72    28.88
2009                                          29  0.757820 0.764139     22     1.94     1.30    1.65      25.16    25.61
2008                                           3  0.606641 0.608359      2     1.42     1.30    1.50     -35.23   -35.09
2007                                          --  0.936782 0.937258     --     1.15     1.30    1.50      -6.32    -6.27
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY
   FUND SERVICE SHARES
2010                                          33  0.792366 0.796374     26     1.51     1.30    1.50      10.91    11.14
2009                                           5  0.714405 0.716579      4     3.07     1.30    1.50      19.18    19.32
2008                                           1  0.600544 0.600544      1     1.95     1.30    1.30     -38.00   -38.00
2007                                         N/A       N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                      AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------- ----------------------------------------------
                                                     UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                     VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                             UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                             (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                             ------ -------- -------- ------- ---------- ------- ------- --------- ---------
INVESCO V.I. CORE EQUITY FUND SERIES II
   SHARES (a)
2010                                          216   0.936393 0.947577   204      0.91     1.30    1.65       7.44     7.83
2009                                          191   0.871523 0.878795   167      3.19     1.30    1.65      25.87    26.32
2008                                            3   0.693802 0.695688     2      3.76     1.30    1.50     -31.37   -31.23
2007                                          N/A        N/A      N/A   N/A       N/A      N/A     N/A        N/A      N/A
INVSECO V.I. GLOBAL HEALTH CARE FUND SERIES
   II SHARES
2010                                           --   1.016744 1.016744    --       N/A     1.30    1.30       1.67     1.67
INVESCO V.I. LEISURE FUND SERIES II SHARES (a)
2010                                            4   0.819425 0.819425     3      0.09     1.30    1.30      20.11    20.11
2009                                            3   0.682227 0.682227     2      2.40     1.30    1.30      30.75    30.75
2008                                            1   0.521780 0.521780    --      1.53     1.30    1.30     -43.92   -43.92
2007                                          N/A        N/A      N/A   N/A       N/A      N/A     N/A        N/A      N/A
JANUS ASPEN ENTERPRISE PORTFOLIO SERVICE
   SHARES
2010                                          144   1.037431 1.049803   150       N/A     1.30    1.65      23.45    23.89
2009                                          144   0.840366 0.847374   121       N/A     1.30    1.65      42.06    42.57
2008                                           14   0.594067 0.594372     8      0.60     1.30    1.50     -44.52   -44.52
2007                                           --   1.070946 1.070946    --      0.23     1.50    1.50       7.09     7.09
JANUS ASPEN FORTY PORTFOLIO SERVICE SHARES
2010                                          367   0.967033 0.980265   358      0.32     1.30    1.70       4.67     5.10
2009                                          135   0.923894 0.932729   125      0.01     1.30    1.70      43.54    44.13
2008                                           21   0.643656 0.647162    13      0.01     1.30    1.70     -45.28   -45.06
2007                                           --   1.177720 1.177720    --      0.58     1.30    1.30      17.77    17.77
JANUS ASPEN PERKINS MID CAP VALUE
   PORTFOLIO SERVICE SHARES
2010                                          411   1.048824 1.062943   435      0.63     1.30    1.70      13.40    13.86
2009                                          202   0.925800 0.933518   188      0.49     1.30    1.65      30.73    31.20
2008                                           15   0.709743 0.711528    10      1.75     1.30    1.50     -28.97   -28.84
2007                                           --   0.999382 1.001880    --      5.70     1.30    1.50      -0.06     0.19
MFS(R) NEW DISCOVERY SERIES SERVICE CLASS
2010                                            9   1.208254 1.210424    11       N/A     1.30    1.50      20.83    21.04
2009                                          N/A        N/A      N/A   N/A       N/A      N/A     N/A        N/A      N/A
MFS(R) UTILITIES SERIES SERVICE CLASS
2010                                            4   1.111471 1.113625     4       N/A     1.30    1.70      11.15    11.36

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                      AT DECEMBER 31                  FOR THE YEAR ENDED DECEMBER 31
                                             -------------------------------- ----------------------------------------------
                                                     UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                     VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                             UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                             (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                             ------ -------- -------- ------- ---------- ------- ------- --------- ---------
OPPENHEIMER BALANCED FUND/VA SERVICE
   SHARES
2010                                           411  0.727796 0.737110    302     0.72     1.30    1.70      10.76    11.21
2009                                           152  0.657071 0.662797    100      N/A     1.30    1.70      19.53    20.02
2008                                            19  0.549612 0.552244     11     0.27     1.30    1.70     -44.62   -44.40
2007                                            --  0.993461 0.993461     --      N/A     1.30    1.30      -0.65    -0.65
OPPENHEIMER GLOBAL SECURITIES FUND/VA
   SERVICE SHARES
2010                                           743  0.915509 0.926420    686     1.22     1.30    1.65      13.80    14.20
2009                                           747  0.804521 0.811225    604     0.39     1.30    1.65      37.06    37.54
2008                                            39  0.589142 0.589796     23     0.47     1.30    1.50     -41.16   -41.11
2007                                             3  1.001358 1.001458      3      N/A     1.30    1.50       0.14     0.15
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/
   VA SERVICE SHARES (a)
2010                                         1,103  1.154851 1.076371  1,267     1.56     0.75    1.70      12.82     7.64
2009                                            68  1.023608 1.033242     70     0.15     1.30    1.70      16.41    16.88
2008                                            20  0.879255 0.884027     17     2.48     1.30    1.70     -15.96   -15.61
2007                                            --  1.046310 1.046900     --      N/A     1.30    1.65       4.63     4.69
OPPENHEIMER HIGH INCOME FUND/VA
   SERVICE SHARES
2010                                             5  1.064530 1.065943      5      N/A     1.30    1.50       6.45     6.59
2009                                           N/A       N/A      N/A    N/A      N/A      N/A     N/A        N/A      N/A
OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/
   VA SERVICE SHARES
2010                                           122  0.952758 0.959241    117     0.55     1.30    1.50      21.21    21.46
2009                                           144  0.786012 0.789770    113     0.22     1.30    1.50      34.84    35.12
2008                                            17  0.582903 0.584499     10     0.33     1.30    1.50     -38.84   -38.72
2007                                             2  0.953738 0.953738      2      N/A     1.30    1.30      -4.63    -4.63
PIONEER CULLEN VALUE VCT PORTFOLIO CLASS II
2010                                           167  0.817120 0.826870    138     0.56     1.30    1.65       7.46     7.84
2009                                           104  0.760416 0.766760     80     0.69     1.30    1.65      13.82    14.23
2008                                            22  0.668980 0.671246     14     0.57     1.30    1.50     -33.56   -33.42
2007                                            --  1.008238 1.008238     --      N/A     1.30    1.30       0.82     0.82
PIONEER EMERGING MARKETS VCT PORTFOLIO
   CLASS II
2010                                           948  0.920484 0.931060    879     0.25     1.30    1.70      13.65    14.11
2009                                           866  0.809944 0.815953    705     0.59     1.30    1.70      71.06    71.76
2008                                            56  0.473484 0.475050     27     0.07     1.30    1.70     -58.88   -58.84
2007                                             1  1.152157 1.154235      1      N/A     1.30    1.50      15.22    15.42

(a)  Name changed. See Note 1.

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

                                                     AT DECEMBER 31                   FOR THE YEAR ENDED DECEMBER 31
                                            -------------------------------- ----------------------------------------------
                                                    UNIT     UNIT            INVESTMENT EXPENSE EXPENSE   TOTAL    TOTAL
                                                    VALUE    VALUE     NET     INCOME    RATIO   RATIO    RETURN   RETURN
                                            UNITS  LOWEST   HIGHEST  ASSETS    RATIO    LOWEST  HIGHEST   LOWEST   HIGHEST
                                            (000S) ($) (4)  ($) (4)  ($000s)  (%) (1)   (%) (2) (%) (2) (%)(3)(4) (%)(3)(4)
                                            ------ -------- -------- ------- ---------- ------- ------- --------- ---------
PIONEER GROWTH OPPORTUNITIES VCT PORTFOLIO
   CLASS I
2010                                         461   0.997867 1.012182   465       N/A     1.30    1.70      18.18     18.66
2009                                         375   0.844366 0.853036   319       N/A     1.30    1.70      42.12     42.71
2008                                           1   0.594052 0.597747    --       N/A     1.30    1.70     -36.60    -36.30
2007                                          --   0.938337 0.938337    --       N/A     1.30    1.30      -6.17     -6.17
PIONEER MID CAP VALUE VCT PORTFOLIO CLASS II
2010                                         199   0.900927 0.911687   180      0.92     1.30    1.65      15.95     16.36
2009                                         115   0.777007 0.783495    90      0.64     1.30    1.65      23.19     23.63
2008                                           6   0.630722 0.633722     4      0.83     1.30    1.65     -34.85    -34.62
2007                                           1   0.968078 0.969228     1       N/A     1.30    1.65      -3.19     -3.08

(a)  Name changed. See Note 1.

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Underlying Fund in which the Sub-Accounts invest.

(2) These ratios represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Underlying Fund are excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the Underlying Fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4) The highest unit value and total return correspond with the product with the lowest expense ratio. The lowest unit value and total return correspond with the product with the highest expense ratio.

                            PART C. OTHER INFORMATION

ITEM 24.        FINANCIAL STATEMENTS AND EXHIBITS

     (a)        FINANCIAL STATEMENTS

                Financial Statements Included in Part A
                None

                Financial Statements for Commonwealth Annuity and Life Insurance Company (the "Company" and "Depositor") and Financial Statements for Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company Financial Statements Included in Part B will be filed by Post-Effective Amendment.

                Financial Statements Included in Part C will be filed by Post-Effective Amendment.
                None

     (b)        EXHIBITS

                EXHIBIT 1            Vote of Board of Directors Authorizing Establishment of Registrant dated February 9, 2007 was previously filed on March 1, 2007 in the Initial Registration Statement (File Nos.
                                     333-141019/811-22024), and is incorporated by reference herein.

                EXHIBIT 2            Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the
                                     Registrant not pursuant to a trust indenture or other such instrument.

                EXHIBIT 3    (a)     Service Agreement dated May 1, 2008 by and between the Epoch Securities, Inc., Commonwealth
                                     Annuity and Life Insurance Company, First Allmerica Financial Life Insurance Company and the
                                     "Broker-Dealer" was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment
                                     No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.
                                     Distribution Agreement with distributors was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (b)    Service Agreement with broker-dealers was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (c)    Consolidated Underwriting and Administrative Service Agreement dated April 30, 2010 between and among Commonwealth Annuity and Life Insurance Company and Epoch Securities, Inc was filed on
                                     April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration Statement No.
                                     33-39702/811-6293), and is incorporated by reference herein.

                              (d)    Expense sharing Agreement dated August 18, 2010 between The Goldman Sachs Group, Inc. and
                                     Epoch Securities, Inc. will be filed in April of 2011 in Registrant's Post-Effective Amendment
                                     No. 32 (Registration Statement No. 33-39702/811-6293), and are  incorporated by reference
                                     herein.   Shared Services Agreement dated January 22, 2008 between Commonwealth Annuity and
                                     Life Insurance Company and Epoch Securities, Inc. was previously filed on April 25, 2008 in
                                     Registrant's Post-Effective Amendment No. 29 (Registration Statement No. 33-39702/811-6293),
                                     and is incorporated by reference herein.

                EXHIBIT 4    (a)     Policy (3039-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to
                                     Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (b)    Extended Care Waiver Rider (4009-07) (Nursing Home Rider Endorsement) was previously filed on
                                     July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                                     333-141019/811-22024), and is incorporated by reference herein.

                              (c)    Disability Waiver Rider (4008-07) was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.


                              (d)    Texas Optional Retirement Program Rider (4010-07) was previously filed on July 18, 2007 in
                                     Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and
                                     is incorporated by reference herein.

                              (e)    Qualified Plan Rider (401a) (4011-07) was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (f)    Tax-Sheltered Annuity Rider 403(b), (4012-07 (REV 12/08)) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024),
                                     and is incorporated by reference herein.

                              (g)    GLWB Rider - Single Life (4006-07) was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (h)    GLWB Rider - Joint Life (4007-07) was previously filed on July 18, 2007 in Pre-Effective
                                     Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (i)    Step-Up Death Benefit Rider (4005-07) for Preferred Plus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024),
                                     and is incorporated by reference herein.

                              (j)    457 Rider (4013-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to
                                     Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (k)    IRA rider (4014-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to
                                     Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (l)    Simple IRA Rider (4015-07) was previously filed on July 18, 2007 in Pre-Effective Amendment No.
                                     1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (m)    Roth IRA Rider (4016-07) was previously filed on July 18, 007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein.

                              (n)    Amendatory Endorsement 4029-10 (Assignment and Ownership provisions) was previously filed on
                                     February 22, 2010 in Post-Effective Amendment No. 3 to Registration Statement (File Nos.
                                     333-141019/811-22024), and is incorporated by reference herein.

                EXHIBIT 5            Revised Application (PP-406) was previously filed on February 22, 2010 in Post-Effective
                                     Amendment No. 3 to Registration Statement (File Nos. 333-141019/811-22024), and is incorporated by reference herein. Form of Application (Preferred Plus-PP-401) was previously filed on July
                                     18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                                     333-141019/811-22024), and is incorporated by reference herein.

                EXHIBIT 6            Articles of Organization and Bylaws, as amended of the Company, effective as of September 1,
                                     2006 was previously filed on March 1, 2007 in the Initial Registration Statement (File Nos.
                                     333-141019/811-22024), and is incorporated by reference herein.

                EXHIBIT 7            Amendment No. 1 and Reinsurance Agreement between Columbia Capital Life Reinsurance Company and
                                     Commonwealth Annuity and Life Insurance Company effective January 1, 2008 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement No.
                                     33-39702/811-6293), and is incorporated by reference herein.

                EXHIBIT 8     (a)    Third Party Agreement (TPA) between Security Benefit Life Insurance Co, Security Distributors,
                                     Inc and The Goldman Sachs Group, Inc. was previously filed on February 10, 2006 in Registrant's
                                     Post-Effective Amendment No. 26 (Registration Statement No. 33-39702/811-6293,



                                     and is incorporated by reference herein.

                                     (b) Directors' Powers of Attorney are filed herewith.

                EXHIBIT 9            Opinion of Counsel was previously filed in Registrant's Post-effective Amendment No. 1 (File
                                     Nos. 333-141019/811-22024 on April 25, 2008, and is incorporated by reference herein

                EXHIBIT 10           Consent of Independent Registered Public Accounting Firm will be filed by Post-Effective
                                     Amendment.

                EXHIBIT 11           None.

                EXHIBIT 12           None.


                EXHIBIT 13 (a)       Amendment No. 2 dated April 30, 2010 and Amendment No. 1 dated February 21, 2008 to the Amended and Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M
                                     Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 will be filed in April of 2011 in Registrant's Post-Effective Amendment No. 32 (Registration
                                     Statement No. 33-39702/811-6293), and are incorporated by reference herein. Amendment 10 dated April 30, 2010 to the AIM Participation Agreement dated July 27, 1998 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No. 31 (Registration
                                     Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amended and
                                     Restated Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M
                                     Distributors, Inc. and Commonwealth Annuity And Life Insurance Company dated July 31, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29
                                     (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   EXHIBIT 13 (b)    Amendment No. 1 dated April 30, 2010 and Amendment to Participation Agreement dated May 1, 2008 to Amended and Restated Participation Agreement among Commonwealth Annuity and Life
                                     Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of August 1, 2007,  will be filed in April of 2011 in Registrant's Post-Effective Amendment
                                     No. 32 (Registration Statement No. 33-39702/811-6293), and are  incorporated by reference herein. Amended and Restated Participation Agreement among Commonwealth Annuity and Life
                                     Insurance Company, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. dated as of
                                     August 1, 2007 was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment
                                     No. 29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   EXHIBIT 13 (c)    Amendment dated  August 16, 2010 to Amended and Restated Participation Agreement between
                                     Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
                                     and Commonwealth Annuity and Life Insurance Company will be filed in April of 2011 in
                                     Registrant's Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-6293),
                                     and are incorporated by reference herein. Amendment No. 2 dated May 1, 2009 to Amended and
                                     Restated Participation Agreement between Franklin Templeton Variable Insurance Products
                                     Trust, Franklin/Templeton Distributors, Inc., and Commonwealth Annuity and Life Insurance
                                     Company


                                     was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's
                                     Registration Statement (File Nos. 333-157121/811-22024), and is incorporate by reference herein. Amendment No. 1 dated June 5, 2007 to Amended and Restated Participation  Agreement
                                     between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
                                     Distributors, Inc., and Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No. 29 (Registration Statement
                                     No. 33-39702/811-6293), and is incorporated by reference herein.  Amendment dated August 1,
                                     2007 and the Amended and Restated Participation Agreement dated September 25, 2006 with
                                     Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc.,
                                     and Commonwealth Annuity and Life Insurance was previously filed on July 18, 2007 in
                                     Pre-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141019/811-22024),
                                     and is incorporated by reference herein.

                   EXHIBIT 13 (d)    Form of Amendment dated May 1, 2011 to Participation Agreement,  Amendment No. 3 dated February
                                     11, 2011, Amendment dated September 1, 2010, and Fund/SERV and Networking Supplement dated
                                     August 12, 2008 to the Amended and Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth
                                     Annuity and Life Insurance Company will be filed in April of 2011 in Registrant's
                                     Post-Effective Amendment No. 32 (Registration Statement No. 33-39702/811-6293), and are
                                     incorporated by reference herein. Amendment No. 1 to the Amended and Restated Participation
                                     Agreement dated August 1, 2007 by and between Goldman Sachs Variable Insurance Trust,
                                     Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration
                                     Statement (File Nos. 333-157121/811-22024), and is incorporated by reference herein. Amended
                                     And Restated Participation Agreement dated August 1, 2007 by and between Goldman Sachs
                                     Variable Insurance Trust, Goldman, Sachs & Co., and Commonwealth Annuity and Life Insurance
                                     Company was previously filed on April 25, 2008 in Registrant's Post-Effective Amendment No.
                                     29 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.

                   EXHIBIT 13 (e)    Form of Amendment dated May 1, 2011 to Participation Agreement will be filed in April of 2011 in Post-Effective Amendment No. 2 to Registrant's Registration Statement (File Nos.
                                     333-157121/811-22024), and is incorporated by reference herein. Amendment No. 1 to the
                                     Participation Agreement dated August 1, 2007 by and  between Goldman Sachs Trust, Goldman,
                                     Sachs & Co. and Commonwealth Annuity and Life Insurance Company is was previously filed on
                                     June 12, 2009 in Pre-Effective Amendment No. 1 to Registrant's Registration Statement
                                     (File Nos. 333-157121/811-22024), and is incorporate by reference herein. Participation
                                     Agreement dated August 1, 2007 by and between Goldman Sachs Trust, Goldman, Sachs & Co. and
                                     Commonwealth Annuity and Life Insurance Company was previously filed on April 25, 2008 in
                                     Post-Effective Amendment No. 1 to Registration Statement (File Nos. 333-141045/811-22024),
                                     and is incorporated by reference herein.

                   EXHIBIT 13 (f)    Amendment dated August 1, 2007 to the Participation Agreement with Janus was previously filed on July 18, 2007 in Pre-Effective Amendment No. 1 to Registration Statement (File Nos.
                                     333-141045/811-22024), and is incorporated by reference herein.

                                     Amendment dated February 25, 2000 to the Participation Agreement with Janus was previously filed in April 19, 2002 in Post-Effective Amendment No. 22 of Registration Statement No.
                                     33-39702/811-6293, and is incorporated by reference herein.  Participation Agreement with
                                     Janus was previously filed on April 21, 2000 in Post-Effective Amendment No. 1 of
                                     Registration Statement No. 333-87099/811-6293 and is incorporated by reference herein.

                   EXHIBIT 13 (g)    Oppenheimer Fund/SERV and Networking Supplement dated April 14, 2008 to Amended and
                                     Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable
                                     Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company
                                     dated May 1, 2000 will be filed in April of 2011 in Registrant's Post-Effective Amendment
                                     No. 32 (Registration Statement No. 33-39702/811-6293), and are


                                     incorporated by reference herein. Form of Amendment dated April 30, 2010 to Amended and
                                     Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable
                                     Account Funds, Oppenheimerfunds, Inc. and Commonwealth Annuity and Life Insurance Company
                                     dated May 1, 2000 was filed on April 30, 2010 in Registrant's Post-Effective Amendment No.
                                     31 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein.
                                     Amendment dated August 28, 2007 to the Amended and Restated Participation Agreement dated as of May 1, 2000 by and among Oppenheimer Variable Account Funds, Oppenheimerfunds, Inc. and
                                     Commonwealth Annuity and Life Insurance Company was previously filed on June 12, 2009 in
                                     Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File Nos.
                                     333-157121/811-22024), and is incorporate by reference herein.

                   EXHIBIT 13 (h)    Amendment 1 dated April 30, 2010 to the Participation Agreement dated September 18, 2007 among
                                     Pioneer Variable Contracts Trust, Commonwealth Annuity And Life Insurance Company Pioneer
                                     Investment Management, Inc. and Pioneer Funds Distributor, Inc. was filed on April 29, 2010 in Registrant's Post-Effective Amendment No. 4 (Registration Statement No.
                                     33-141019/811-22024), and is incorporated by reference herein. Participation Agreement dated September 19, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity And
                                     Life Insurance Company Pioneer Investment Management, Inc. and Pioneer Funds Distributor,
                                     Inc. was previously filed on April 25, 2008 in Post-Effective Amendment No. 1 to
                                     Registration Statement (File Nos. 333-141045/811-22024), and is incorporated by reference herein.

                   EXHIBIT 13 (i)    Amendment dated April 30, 2010 to Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 will be filed in April of 2011 in Registrant's Post-Effective Amendment
                                     No. 32 (Registration Statement No. 33-39702/811-6293), and is incorporated by reference herein. Amendment dated April 30, 2010 to Participation Agreement with MFS Variable
                                     Insurance Trust dated May 1, 2002 will be filed in April of 2010 in Registrant's
                                     Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                                     incorporated by reference herein.

                                     Amendment dated June 1, 2009 to the Participation Agreement with MFS Variable Insurance Trust dated May 1, 2002 was previously filed on June 12, 2009 in Registrant's Pre-Effective
                                     Amendment No. 1 (Registration Statement No. 33-157121/811-22024), and is incorporated by reference herein. Participation Agreement with MFS Variable Insurance Trust was previously filed on August 27, 1998 in Post-Effective Amendment No. 3, and is incorporated by reference herein.

                   EXHIBIT 13 (j)    First Amendment dated April 30, 2010 to the Amended and Restated Participation Agreement with
                                     Variable Insurance Products Funds dated April 30, 2010 and Amended and Restated
                                     Participation Agreement dated April 30, 2010 was filed on April 30, 2010 in Registrant's
                                     Post-Effective Amendment No. 31 (Registration Statement No. 33-39702/811-6293), and is
                                     incorporated by reference herein.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

         The principal business address of most the following Directors and Officers* is:
         200 West Street
         New York, NY 10282-2198.

         The principal business address of the other following Directors and Officers is:
         132 Turnpike Road, Suite 210
         Southborough, MA 01772.

                 DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY

NAME                                                       POSITION WITH COMPANY
----                                                       ---------------------
Allan S. Levine*                             Chairman of the Board
Manda J. D'Agata*                            Director, Vice President and Treasurer
Nicholas Helmuth von Moltke                  Director, President, and Chief Executive Officer
Donald Mullen*                               Director
Kathleen M. Redgate                          Director
Michael S. Rotter*                           Director and Vice Chairman
John J. Fowler                               Senior Vice President and Chief Financial Officer
Jane S. Grosso                               Vice President and Controller
Jonathan Hecht*                              Vice President and Actuary
Stephen J. Lanczycki                         Vice President and Chief Actuary
Kevin F. Leavey                              Vice President and Product Actuary
H. Kim Lee*                                  Vice President and Chief Risk Officer
Justin D. MacNeil                            Vice President -- Tax
Minadeep Kaur O'Hearn                        Vice President
Samuel Ramos*                                Vice President and Assistant Corporate Secretary
Jason M. Roach                               Vice President
Scott D. Silverman                           Senior Vice President, General Counsel and Corporate Secretary
Joel Volcy                                   Senior Vice President and Chief Operating Officer
Margot K. Wallin                             Vice President, Special Investigative Unit Officer and Chief Compliance
                                             Officer
Robert E. Winawer                            Vice President

ITEM 26. PERSONS UNDER COMMON CONTROL WITH REGISTRANT

                          THE GOLDMAN SACHS GROUP, INC.

These entities are directly or indirectly controlled by or under common control with the Company.

ROW                                                            NAICS CODES/                         STATE/
 ID   DEPTH  LEGAL ENTITY NAME                                 DESCRIPTION           CITY           PROVINCE COUNTRY
--------------------------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
2     2        77 WATER STREET MANAGEMENT CO. LLC              561110 - Office       Wilmington     DE       UNITED STATES
                                                               administration
                                                               services
3     2        986 E 181ST ST LIHTC LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4     2        ARCHON GEN-PAR, INC.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
5     3          ARCHON GROUP, L.P.                            541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
6     4            AGCH GEN-PAR, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
8     6                GS CANADA SPECIALTY LENDING COMPANY     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
9     4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
10    4            ARCHON ACQUISITION, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
13    5              ARCAP JPMC2000FL1, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
14    4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
17    5              GRUPO ARCHON SOCIEDAD DE                  525990 - Other        Mexico City             MEXICO
                       RESPONSIBILIDAD LIMITADA                Financial Vehicles
18    4            ARCHON KOREA YUHAN HOESA                    525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
22    4            ARCHON THAILAND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
23    4            ARCHON/PPM, L.L.C.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
24    4            AVELO MORTGAGE, L.L.C.                      522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
25    4            AWH ARCHON GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       522390 - Other        Irving         TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    525990 - Other        Mexico City             MEXICO
                     LIMITADA                                  Financial Vehicles
30    4            GSSLG GEN-PAR, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    525990 - Other        Wilmington     DE       UNITED STATES
                       L.P.                                    Financial Vehicles
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
33    5              PILLAR HOTELS AND RESORTS, L.P.           531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
34    6                AH ORLANDO GEN-PAR, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
35    7                  AH ORLANDO, L.P.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
36    6                AH ORLANDO, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
37    4            PILLAR HOTELS AND RESORTS, L.P.             531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
38    4            TNL INTERESTS, INC.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
39    5              TITLE NETWORK, LTD.                       525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
40    5              TNL NETWORK, LTD.                         525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
41    6                TITLE NETWORK, LTD.                     525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
42    4            TNL NETWORK, LTD.                           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
43    2        ARCHON GROUP, L.P.                              541611 -              Irving         TX       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
44    2        ARCHON INTERNATIONAL, INC.                      551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          522110 - Commercial   Hof                     GERMANY
                                                               Banking
46    3          ARCHON GROUP DEUTSCHLAND GMBH                 525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
47    4            GSW IMMOBILIEN AG                           531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
48    3          ARCHON GROUP ITALIA, S.R.L.                   523999 -              Milan                   ITALY (OTHER)
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
51    2        ARCHON KOREA YUHAN HOESA                        525990 - Other        Seoul                   KOREA, SOUTH
                                                               Financial Vehicles
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
55    4            ARROW CORPORATE MEMBER LIMITED              524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
56    2        ARROW REINSURANCE COMPANY, LIMITED              524130 - Reinsurance  Hamilton                BERMUDA
                                                               Carriers
57    2        AUGUSTA ADVISORS, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
58    3          AUGUSTA, L.P.                                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
59    2        BIRCHFIELD ESTATES LTD                          531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            531390 - Other        New York       NY       UNITED STATES
                 PARTNERS, L.P.                                activities related to
                                                               real estate
61    2        BRIDGE STREET ASIA FUND, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
62    2        BRIDGE STREET FUND 1996, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
63    2        BRIDGE STREET FUND 1999, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
64    3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
65    3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
66    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
67    2        BRIDGE STREET FUND 2000, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
73    4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
76    4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        525990 - Other        New York       NY       UNITED STATES
                 2000, L.P.                                    Financial Vehicles
78    2        BRIDGEWATER ODC, LLC                            531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
79    2        CHX Holdings, Inc.                              551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
80    3          CHICAGO STOCK EXCHANGE, INC.                  523210 - Securities   Chicago        IL       UNITED STATES
                                                               and Commodity
                                                               Exchanges
81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
82    3          CHARLESTON CAPITAL REINSURANCE, LLC           524130 - Reinsurance  Washington     DC       UNITED STATES
                                                               Carriers
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         524113 - Direct Life  New York       NY       UNITED STATES
                 COMPANY                                       Insurance Carriers
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      524113 - Direct Life  Southborough   MA       UNITED STATES
                   COMPANY                                     Insurance Carriers
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS CORE FIXED INCOME FUND        Investment Funds
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS EQUITY INDEX FUND             Investment Funds
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS GOVERNMENT INCOME FUND        Investment Funds
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND     Investment Funds
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS MID CAP VALUE FUND            Investment Funds
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS MONEY MARKET FUND             Investment Funds
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC GROWTH FUND         Investment Funds
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     New York       NY       UNITED STATES
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL       Investment Funds
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      525910 - Open-End     Wilmington     DE       UNITED STATES
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND   Investment Funds
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            525990 - Other        Wilmington     DE       UNITED STATES
                 CORPORATION                                   Financial Vehicles
95    2        DIRECT EDGE HOLDINGS LLC                        551112 - Offices of   Jersey City    NJ       UNITED STATES
                                                               Other Holding
                                                               Companies
96    3          DIRECT EDGE ECN LLC                           523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
97    3          DIRECT EDGE, INC.                             523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
98    4            EDGA EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
99    4            EDGX EXCHANGE, INC.                         523210 - Securities   Jersey City    NJ       UNITED STATES
                                                               and Commodity
                                                               Exchanges
100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    523999 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
101   2        EASTPORT CAPITAL CORP.                          524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
102   3          EPF FINANCIAL, LLC                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
103   2        ELQ HOLDINGS (DEL) LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
104   3          ELQ HOLDINGS (UK) LTD                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
105   4            ELQ INVESTORS II LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
106   4            ELQ INVESTORS III LTD                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
107   2        EPOCH SECURITIES, INC.                          523110 - Investment   Southborough   MA       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
108   2        EQUILEND HOLDINGS LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
109   3          EQUILEND CANADA CORP.                         523120 - Securities   Ontario        ON       CANADA
                                                               Brokerage
110   3          EQUILEND EUROPE LIMITED                       523120 - Securities   London                  UNITED KINGDOM
                                                               Brokerage                                     (OTHER)
111   3          EQUILEND LLC                                  523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
112   2        ESSENT GROUP LTD.                               551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
113   2        FEDERAL BOULEVARD, L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
115   2        FREEDOMPAY, INC.                                525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
116   2        GCN CE HOLDINGS CORPORATION                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        551112 - Offices of   Melbourne               AUSTRALIA
                 HOLDINGS PTY LTD                              Other Holding
                                                               Companies
118   3          501 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
119   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
120   3          502 INVESTMENT COMPANY PTY LTD                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
121   4            501-2 INVESTMENT PARTNERSHIP                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
122   3          AXM Pty Ltd                                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
123   3          CATUMNAL HOLDINGS PTY LTD                     522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation

                                                               TOTAL      TOTAL
                                                               VOTING     NON-VOTING
ROW                                                            PERCENTAGE PERCENTAGE
 ID   DEPTH  LEGAL ENTITY NAME                                 HELD       HELD       COMMENTS
-----------------------------------------------------------------------------------------------------------------
1     1      THE GOLDMAN SACHS GROUP, INC.                     N/A        N/A        Top Entity


2     2        77 WATER STREET MANAGEMENT CO. LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3     2        986 E 181ST ST LIHTC LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4     2        ARCHON GEN-PAR, INC.                            100        N/A

5     3          ARCHON GROUP, L.P.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.



6     4            AGCH GEN-PAR, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
7     5              ARCHON GROUP CANADA HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
8     6                GS CANADA SPECIALTY LENDING COMPANY     100        N/A

9     4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
10    4            ARCHON ACQUISITION, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
11    4            ARCHON ADMINISTRATIVE SERVICES, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
12    4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
13    5              ARCAP JPMC2000FL1, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
14    4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
15    4            ARCHON GROUP CANADA HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
16    4            ARCHON INTERNATIONAL HOLDINGS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
17    5              GRUPO ARCHON SOCIEDAD DE                  N/A        N/A        The direct holder is a
                       RESPONSIBILIDAD LIMITADA                                      Managing Member.
18    4            ARCHON KOREA YUHAN HOESA                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
19    4            ARCHON RESIDENTIAL MANAGEMENT GEN-PAR, INC. 100        N/A

20    5              ARCHON RESIDENTIAL MANAGEMENT, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
21    4            ARCHON RESIDENTIAL MANAGEMENT, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
22    4            ARCHON THAILAND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
23    4            ARCHON/PPM, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
24    4            AVELO MORTGAGE, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
25    4            AWH ARCHON GEN-PAR, L.L.C.                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
26    5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
27    4            BANGKOK CAPITAL ALLIANCE HOLDINGS LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

28    4            GOLDMAN SACHS SPECIALTY LENDING GROUP,      N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
29    4            GRUPO ARCHON SOCIEDAD DE RESPONSIBILIDAD    N/A        N/A        The direct holder is a
                     LIMITADA                                                        Managing Member.
30    4            GSSLG GEN-PAR, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
31    5              GOLDMAN SACHS SPECIALTY LENDING GROUP,    N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
32    4            PILLAR HOTELS AND RESORTS GEN-PAR, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

33    5              PILLAR HOTELS AND RESORTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

34    6                AH ORLANDO GEN-PAR, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
35    7                  AH ORLANDO, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
36    6                AH ORLANDO, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
37    4            PILLAR HOTELS AND RESORTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

38    4            TNL INTERESTS, INC.                         100        N/A

39    5              TITLE NETWORK, LTD.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
40    5              TNL NETWORK, LTD.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
41    6                TITLE NETWORK, LTD.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
42    4            TNL NETWORK, LTD.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
43    2        ARCHON GROUP, L.P.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.



44    2        ARCHON INTERNATIONAL, INC.                      100        N/A


45    3          ARCHON CAPITAL BANK DEUTSCHLAND GMBH          100        N/A

46    3          ARCHON GROUP DEUTSCHLAND GMBH                 100        N/A

47    4            GSW IMMOBILIEN AG                           50         N/A


48    3          ARCHON GROUP ITALIA, S.R.L.                   100        N/A



49    4            SGC S.R.L. SOCIETA GESTIONE CREDITI         100        N/A

50    5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

51    2        ARCHON KOREA YUHAN HOESA                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
52    2        ARROW CAPITAL REINSURANCE COMPANY, LIMITED      100        N/A

53    2        ARROW CORPORATE MEMBER HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

54    3          GOLDMAN SACHS PROPERTY AND CASUALTY           100        N/A


55    4            ARROW CORPORATE MEMBER LIMITED              100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
56    2        ARROW REINSURANCE COMPANY, LIMITED              100        N/A

57    2        AUGUSTA ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
58    3          AUGUSTA, L.P.                                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
59    2        BIRCHFIELD ESTATES LTD                          100        N/A



60    2        BLACKSTONE HLT PRINCIPAL TRANSACTION            N/A        32
                 PARTNERS, L.P.

61    2        BRIDGE STREET ASIA FUND, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
62    2        BRIDGE STREET FUND 1996, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
63    2        BRIDGE STREET FUND 1999, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
64    3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
65    3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
66    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

67    2        BRIDGE STREET FUND 2000, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
68    2        BRIDGE STREET REAL ESTATE FUND 1996, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
69    2        BRIDGE STREET REAL ESTATE FUND 1998, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
70    2        BRIDGE STREET REAL ESTATE FUND 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
71    2        BRIDGE STREET REAL ESTATE FUND 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
72    3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
73    4            WH13/TWENTY-FOUR B.V.                       100        N/A

74    2        BRIDGE STREET SPECIAL OPPORTUNITIES 2000,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
75    3          BRIDGE STREET SPECIAL OPPORTUNITIES FUND      N/A        N/A        The direct holder is a
                 2000, L.P.                                                          General Partner.
76    4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

77    2        BRIDGE STREET SPECIAL OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                 2000, L.P.                                                          Limited Partner.
78    2        BRIDGEWATER ODC, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

79    2        CHX Holdings, Inc.                              26         N/A


80    3          CHICAGO STOCK EXCHANGE, INC.                  100        N/A


81    2        COLUMBIA CAPITAL LIFE REINSURANCE COMPANY       100        N/A

82    3          CHARLESTON CAPITAL REINSURANCE, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
83    2        COMMONWEALTH ANNUITY AND LIFE INSURANCE         100        N/A
                 COMPANY
84    3          FIRST ALLMERICA FINANCIAL LIFE INSURANCE      100        N/A
                   COMPANY
85    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS CORE FIXED INCOME FUND
86    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS EQUITY INDEX FUND
87    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GOVERNMENT INCOME FUND
88    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS GROWTH OPPORTUNITIES FUND
89    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      13         N/A
                   GOLDMAN SACHS MID CAP VALUE FUND
90    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      100        N/A
                   GOLDMAN SACHS MONEY MARKET FUND
91    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      61         N/A
                   GOLDMAN SACHS STRATEGIC GROWTH FUND
92    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      46         N/A
                   GOLDMAN SACHS STRATEGIC INTERNATIONAL
                   EQUITY FUND
93    3          GOLDMAN SACHS VARIABLE INSURANCE TRUST -      24         N/A
                   GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND
94    2        CREDIT AND ASSET REPACKAGING VEHICLE            100        N/A
                 CORPORATION
95    2        DIRECT EDGE HOLDINGS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

96    3          DIRECT EDGE ECN LLC                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
97    3          DIRECT EDGE, INC.                             100        N/A


98    4            EDGA EXCHANGE, INC.                         100        N/A


99    4            EDGX EXCHANGE, INC.                         100        N/A


100   2        DISTRESSED OPPORTUNITIES INTERNATIONAL, INC.    90         N/A



101   2        EASTPORT CAPITAL CORP.                          100        N/A


102   3          EPF FINANCIAL, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

103   2        ELQ HOLDINGS (DEL) LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
104   3          ELQ HOLDINGS (UK) LTD                         100        100

105   4            ELQ INVESTORS II LTD                        100        N/A

106   4            ELQ INVESTORS III LTD                       100        N/A

107   2        EPOCH SECURITIES, INC.                          100        N/A


108   2        EQUILEND HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

109   3          EQUILEND CANADA CORP.                         100        N/A

110   3          EQUILEND EUROPE LIMITED                       100        N/A

111   3          EQUILEND LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
112   2        ESSENT GROUP LTD.                               28         N/A


113   2        FEDERAL BOULEVARD, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

114   2        FRANKLIN HOLDINGS (BERMUDA), LTD.               20         N/A

115   2        FREEDOMPAY, INC.                                32         N/A

116   2        GCN CE HOLDINGS CORPORATION                     100        N/A

117   2        GOLDMAN SACHS & PARTNERS AUSTRALIA GROUP        100        N/A
                 HOLDINGS PTY LTD

118   3          501 INVESTMENT COMPANY PTY LTD                100        N/A


119   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

120   3          502 INVESTMENT COMPANY PTY LTD                100        N/A


121   4            501-2 INVESTMENT PARTNERSHIP                N/A        N/A        The direct holder is a
                                                                                     General Partner.

122   3          AXM Pty Ltd                                   100        N/A


123   3          CATUMNAL HOLDINGS PTY LTD                     100        N/A

124   3          CATUMNAL NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
125   3          Chartres Trading Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   551112 - Offices of   Melbourne               AUSTRALIA
                   PTY LTD                                     Other Holding
                                                               Companies
127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523991 - Trust,       Melbourne               AUSTRALIA
                       NOMINEES PTY LTD                        Fiduciary, and
                                                               Custody Activities
129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            551112 - Offices of   Melbourne               AUSTRALIA
                   INTERNATIONAL PTY LTD                       Other Holding
                                                               Companies
131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                     HOLDINGS LIMITED                          Other Holding
                                                               Companies
132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                       MANAGEMENT LIMITED                      Other Holding
                                                               Companies
133   6                DEVELOPMENT SECURITIES LIMITED          523110 - Investment   Auckland                NEW ZEALAND (OTHER)
                                                               Banking and
                                                               Securities Dealing
134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523999 -              Auckland                NEW ZEALAND (OTHER)
                         EQUITY FINANCE LIMITED                Miscellaneous
                                                               Financial Investment
                                                               Activities
135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         LIMITED                               Brokerage
136   7                  EQUITY NOMINEES LIMITED               523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         MEZZANINE LIMITED                     Management
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523920 - Portfolio    Auckland                NEW ZEALAND (OTHER)
                         PRIVATE EQUITY LIMITED                Management
139   7                  GOLDMAN SACHS & PARTNERS NEW          525990 - Other        Auckland                NEW ZEALAND (OTHER)
                           ZEALAND TRANS-TASMAN PRIVATE        Financial Vehicles
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    523120 - Securities   Auckland                NEW ZEALAND (OTHER)
                         SECURITIES LIMITED                    Brokerage
141   7                  WARSAND NOMINEES LIMITED              523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
142   6                PORTFOLIO CUSTODIAN LIMITED             523991 - Trust,       Auckland                NEW ZEALAND (OTHER)
                                                               Fiduciary, and
                                                               Custody Activities
143   5              VALCRON INVESTMENTS LIMITED               551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                                                               Other Holding
                                                               Companies
144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    551112 - Offices of   Auckland                NEW ZEALAND (OTHER)
                         MANAGEMENT LIMITED                    Other Holding
                                                               Companies
145   4            KIWIWARRH (NZ) LIMITED                      525990 - Other        Auckland                NEW ZEALAND (OTHER)
                                                               Financial Vehicles
146   4            Rothmill Investment Company Limited         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        523920 - Portfolio    Melbourne               AUSTRALIA
                   (MANAGEMENT) PTY LTD                        Management
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    523991 - Trust,       Melbourne               AUSTRALIA
                   EQUITY (CARRIED INTEREST) PTY LTD           Fiduciary, and
                                                               Custody Activities
149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    523120 - Securities   Melbourne               AUSTRALIA
                                                               Brokerage
150   4            AMBYNE NOMINEES PTY LTD                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
151   5              201 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
152   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
153   5              202 INVESTMENT COMPANY PTY LTD            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
154   6                201-2 INVESTMENT PARTNERSHIP            551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
155   4            Darling Nominees Pty Ltd                    523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
156   4            FREMANTLE NOMINEES PTY LTD                  523991 - Trust,       Perth                   AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523210 - Securities   Melbourne               AUSTRALIA
                     FUTURES PTY LTD                           and Commodity
                                                               Exchanges
158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523999 -              Melbourne               AUSTRALIA
                     NOMINEE HOLDINGS PTY LTD                  Miscellaneous
                                                               Financial Investment
                                                               Activities
159   4            Hedonwick Nominees Pty Ltd                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
160   4            JBW Melbourne Nominees Pty Ltd              523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
161   4            JBW SYDNEY NOMINEES PTY. LIMITED            523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
162   4            Medonola Nominees Pty Ltd                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
163   4            Melton Nominees Pty Ltd                     523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
164   4            Moreton Nominees Pty Ltd                    523991 - Trust,       Brisbane                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
165   4            PERRODON NOMINEES PTY LTD                   523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
166   4            TORRENS NOMINEES PTY LTD                    523991 - Trust,       Adelaide                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
167   4            WEREFUND PROPRIETARY LIMITED                523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        551114 - Corporate,   Melbourne               AUSTRALIA
                       SERVICES PTY LTD                        Subsidiary, and
                                                               Regional Managing
                                                               Offices
169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      523930 - Investment   London                  UNITED KINGDOM
                         (UK) LIMITED                          Advice                                        (OTHER)
170   4            WERESYD PTY LTD                             523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
171   4            WINSTONOLA NOMINEES PTY LTD                 551114 - Corporate,   Melbourne               AUSTRALIA
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   551114 - Corporate,   Melbourne               AUSTRALIA
                   PTY LTD                                     Subsidiary, and
                                                               Regional Managing
                                                               Offices
173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   525910 - Open-End     Sydney                  AUSTRALIA
                   - ACCESS FUND                               Investment Funds
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 525910 - Open-End     Sydney                  AUSTRALIA
                                                               Investment Funds
176   3          Grancill Pty Ltd                              551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
177   3          High Income Investments Pty Ltd               551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
178   3          INVIA ENTERPRISES PTY LTD                     551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
179   4            CATUMNAL HOLDINGS PTY LTD                   522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          551114 - Corporate,   Melbourne               AUSTRALIA
                     SERVICES PTY LTD                          Subsidiary, and
                                                               Regional Managing
                                                               Offices
181   3          IRREWARRA INVESTMENTS PTY LTD                 523110 - Investment   Melbourne               AUSTRALIA
                                                               Banking and
                                                               Securities Dealing
182   3          Leveraged Income Pty Ltd                      551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
183   3          REGISTERED TRADERS PTY LTD                    551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
184   3          TAROMO PTY LTD                                551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (A UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (B UNITS) PTY LTD          Fiduciary, and
                                                               Custody Activities
188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523991 - Trust,       Melbourne               AUSTRALIA
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD  Fiduciary, and
                                                               Custody Activities
189   4            TATARA PTY LTD                              522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
190   3          WERENOM PROPRIETARY LIMITED                   551112 - Offices of   Melbourne               AUSTRALIA
                                                               Other Holding
                                                               Companies
191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          523110 - Investment   Melbourne               AUSTRALIA
                     CAPITAL MARKETS LIMITED                   Banking and
                                                               Securities Dealing
192   5              EQUITY FINANCE NOMINEES PTY LTD           523991 - Trust,       Canberra                AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        523920 - Portfolio    Melbourne               AUSTRALIA
                       MANAGED FUNDS LIMITED                   Management
194   6                ASIAN EQUITIES KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
195   6                BRIC EQUITIES KEYSTONE FUND             525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
196   6                BRIC II KEYSTONE FUND                   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
198   6                EUROPEAN EQUITIES KEYSTONE FUND         525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
200   6                FOOD, FEED, FUEL KEYSTONE FUND          525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
201   6                GLOBAL ALPHA FUND                       525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
202   6                GLOBAL ALPHA FUND IDPS                  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITY FUND                           Investment Funds
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
209   6                GOLDMAN SACHS AUSTRALIAN                525910 - Open-End     Melbourne               AUSTRALIA
                         INFRASTRUCTURE WHOLESALE FUND         Investment Funds
210   6                GOLDMAN SACHS CASH TRUST                525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      525990 - Other        Melbourne               AUSTRALIA
                         FUND 05                               Financial Vehicles
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      525910 - Open-End     Melbourne               AUSTRALIA
                         FIXED INCOME FUND                     Investment Funds
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
218   6                GOLDMAN SACHS EMERGING LEADERS          525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
221   6                GOLDMAN SACHS ENHANCED INCOME           525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         POOLED FUND                           Investment Funds
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    525910 - Open-End     Melbourne               AUSTRALIA
                         WHOLESALE FUND                        Investment Funds
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
231   6                GOLDMAN SACHS INTERNATIONAL FUND        525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   525910 - Open-End     Melbourne               AUSTRALIA
                         FUND                                  Investment Funds
234   6                GOLDMAN SACHS INVESTMENT FUND           525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
235   6                GOLDMAN SACHS LEADERS FUND              525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES FUND                         Investment Funds
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        525910 - Open-End     Melbourne               AUSTRALIA
                         EQUITIES POOLED FUND                  Investment Funds
238   6                GOLDMAN SACHS RESOURCES FUND            525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
240   6                MULTI-STRATEGY FUND                     525910 - Open-End     Melbourne               AUSTRALIA
                                                               Investment Funds
241   6                PRIVATE EQUITY FUND 2000                525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
242   6                SUSTAINABILITY KEYSTONE FUND            525990 - Other        Melbourne               AUSTRALIA
                                                               Financial Vehicles
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          523920 - Portfolio    Melbourne               AUSTRALIA
                       PARTNERS AUSTRALIA PTY LTD              Management
244   5              I C Nominees Pty Ltd                      523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
245   5              INVIA CUSTODIAN PTY LIMITED               523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
246   6                Harbour Nominees Pty Ltd                523991 - Trust,       Sydney                  AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
247   6                I C Nominees Pty Ltd                    523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
248   5              INVIA FINANCIAL SERVICES PTY LTD          522190 - Other        Melbourne               AUSTRALIA
                                                               Depository Credit
                                                               Intermediation
249   5              WERECAP NOMINEES PTY LTD                  523991 - Trust,       Melbourne               AUSTRALIA
                                                               Fiduciary, and
                                                               Custody Activities
250   2        GOLDMAN SACHS (AO) L.L.C.                       523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

124   3          CATUMNAL NOMINEES PTY LTD                     100        N/A


125   3          Chartres Trading Pty Ltd                      100        N/A


126   3          GOLDMAN SACHS & PARTNERS AUSTRALIA HOLDINGS   100        N/A
                   PTY LTD

127   4            GOLDMAN SACHS AUSTRALIA PTY LIMITED         100        N/A


128   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       NOMINEES PTY LTD

129   3          GOLDMAN SACHS & PARTNERS AUSTRALIA INC.       100        N/A

130   3          GOLDMAN SACHS & PARTNERS AUSTRALIA            100        N/A
                   INTERNATIONAL PTY LTD

131   4            GOLDMAN SACHS & PARTNERS NEW ZEALAND        100        N/A
                     HOLDINGS LIMITED

132   5              GOLDMAN SACHS & PARTNERS NEW ZEALAND      100        N/A        This holding represents
                       MANAGEMENT LIMITED                                            ownership in Class A shares.

133   6                DEVELOPMENT SECURITIES LIMITED          100        N/A


134   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         EQUITY FINANCE LIMITED


135   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         LIMITED
136   7                  EQUITY NOMINEES LIMITED               100        N/A


137   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         MEZZANINE LIMITED
138   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         PRIVATE EQUITY LIMITED
139   7                  GOLDMAN SACHS & PARTNERS NEW          100        N/A
                           ZEALAND TRANS-TASMAN PRIVATE
                           EQUITY FUND 07 LIMITED
140   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A
                         SECURITIES LIMITED
141   7                  WARSAND NOMINEES LIMITED              100        N/A


142   6                PORTFOLIO CUSTODIAN LIMITED             100        N/A


143   5              VALCRON INVESTMENTS LIMITED               100        N/A


144   6                GOLDMAN SACHS & PARTNERS NEW ZEALAND    100        N/A        This holding represents
                         MANAGEMENT LIMITED                                          ownership in Class B shares.

145   4            KIWIWARRH (NZ) LIMITED                      100        N/A

146   4            Rothmill Investment Company Limited         100        N/A



147   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PIA        100        N/A
                   (MANAGEMENT) PTY LTD
148   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PRIVATE    100        N/A
                   EQUITY (CARRIED INTEREST) PTY LTD

149   3          GOLDMAN SACHS & PARTNERS AUSTRALIA PTY LTD    100        N/A

150   4            AMBYNE NOMINEES PTY LTD                     100        N/A


151   5              201 INVESTMENT COMPANY PTY LTD            100        N/A


152   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

153   5              202 INVESTMENT COMPANY PTY LTD            100        N/A


154   6                201-2 INVESTMENT PARTNERSHIP            N/A        N/A        The direct holder is a
                                                                                     General Partner.

155   4            Darling Nominees Pty Ltd                    100        N/A


156   4            FREMANTLE NOMINEES PTY LTD                  100        N/A


157   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     FUTURES PTY LTD

158   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     NOMINEE HOLDINGS PTY LTD


159   4            Hedonwick Nominees Pty Ltd                  100        N/A


160   4            JBW Melbourne Nominees Pty Ltd              100        N/A


161   4            JBW SYDNEY NOMINEES PTY. LIMITED            100        N/A


162   4            Medonola Nominees Pty Ltd                   100        N/A


163   4            Melton Nominees Pty Ltd                     100        N/A


164   4            Moreton Nominees Pty Ltd                    100        N/A


165   4            PERRODON NOMINEES PTY LTD                   100        N/A


166   4            TORRENS NOMINEES PTY LTD                    100        N/A


167   4            WEREFUND PROPRIETARY LIMITED                100        N/A


168   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A        This holding represents
                       SERVICES PTY LTD                                              ownership in Class C shares.


169   6                GOLDMAN SACHS & PARTNERS AUSTRALIA      100        N/A
                         (UK) LIMITED
170   4            WERESYD PTY LTD                             100        N/A


171   4            WINSTONOLA NOMINEES PTY LTD                 100        N/A



172   3          GOLDMAN SACHS & PARTNERS AUSTRALIA SERVICES   100        N/A        This holding represents
                   PTY LTD                                                           ownership in Ordinary
                                                                                     shares.

173   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   67         N/A

174   3          GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2   3          N/A
                   - ACCESS FUND
175   4            GOLDMAN SACHS AUSTRALASIAN MEZZANINE FUND 2 67         N/A

176   3          Grancill Pty Ltd                              100        N/A


177   3          High Income Investments Pty Ltd               100        N/A


178   3          INVIA ENTERPRISES PTY LTD                     100        N/A


179   4            CATUMNAL HOLDINGS PTY LTD                   100        N/A


180   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A        This holding represents
                     SERVICES PTY LTD                                                ownership in Class B shares.


181   3          IRREWARRA INVESTMENTS PTY LTD                 50         N/A


182   3          Leveraged Income Pty Ltd                      100        N/A


183   3          REGISTERED TRADERS PTY LTD                    100        N/A


184   3          TAROMO PTY LTD                                100        N/A


185   4            AUSTRALIAN MEDIA INVESTMENTS PTY LTD        100        N/A


186   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (A UNITS) PTY LTD

187   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (B UNITS) PTY LTD

188   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     PRIVATE EQUITY (GENERAL PARTNER) PTY LTD

189   4            TATARA PTY LTD                              100        N/A


190   3          WERENOM PROPRIETARY LIMITED                   100        N/A


191   4            GOLDMAN SACHS & PARTNERS AUSTRALIA          100        N/A
                     CAPITAL MARKETS LIMITED

192   5              EQUITY FINANCE NOMINEES PTY LTD           100        N/A


193   5              GOLDMAN SACHS & PARTNERS AUSTRALIA        100        N/A
                       MANAGED FUNDS LIMITED
194   6                ASIAN EQUITIES KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
195   6                BRIC EQUITIES KEYSTONE FUND             N/A        N/A        The direct holder is a
                                                                                     Trustee.
196   6                BRIC II KEYSTONE FUND                   N/A        N/A        The direct holder is a
                                                                                     Trustee.
197   6                COMMODITY HINDSIGHT KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
198   6                EUROPEAN EQUITIES KEYSTONE FUND         N/A        N/A        The direct holder is a
                                                                                     Trustee.
199   6                FOOD, FEED, FUEL II KEYSTONE FUND       N/A        N/A        The direct holder is a
                                                                                     Trustee.
200   6                FOOD, FEED, FUEL KEYSTONE FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
201   6                GLOBAL ALPHA FUND                       N/A        N/A        The direct holder is a
                                                                                     Trustee.
202   6                GLOBAL ALPHA FUND IDPS                  N/A        N/A        The direct holder is a
                                                                                     Trustee.
203   6                GLOBAL EQUITY HINDSIGHT KEYSTONE FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
204   6                GOLDMAN SACHS A$ CASH RESERVES FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
205   6                GOLDMAN SACHS AUSTRALIA QUANTITATIVE    N/A        N/A        The direct holder is a
                         EQUITY FUND                                                 Trustee.
206   6                GOLDMAN SACHS AUSTRALIAN EQUITIES FUND  N/A        N/A        The direct holder is a
                                                                                     Trustee.
207   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
208   6                GOLDMAN SACHS AUSTRALIAN EQUITIES       N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
209   6                GOLDMAN SACHS AUSTRALIAN                N/A        N/A        The direct holder is a
                         INFRASTRUCTURE WHOLESALE FUND                               Trustee.
210   6                GOLDMAN SACHS CASH TRUST                N/A        N/A        The direct holder is a
                                                                                     Trustee.
211   6                GOLDMAN SACHS COLLATERAL MEZZANINE      N/A        N/A        The direct holder is a
                         FUND 05                                                     Trustee.
212   6                GOLDMAN SACHS CORE PLUS AUSTRALIAN      N/A        N/A        The direct holder is a
                         FIXED INCOME FUND                                           Trustee.
213   6                GOLDMAN SACHS DIVERSIFIED GROWTH FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
214   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
215   6                GOLDMAN SACHS DIVERSIFIED GROWTH        N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
216   6                GOLDMAN SACHS EMERGING LEADERS FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
217   6                GOLDMAN SACHS EMERGING LEADERS POOLED   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
218   6                GOLDMAN SACHS EMERGING LEADERS          N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
219   6                GOLDMAN SACHS ENHANCED INCOME FUND      N/A        N/A        The direct holder is a
                                                                                     Trustee.
220   6                GOLDMAN SACHS ENHANCED INCOME POOLED    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
221   6                GOLDMAN SACHS ENHANCED INCOME           N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
222   6                GOLDMAN SACHS GLOBAL FLEX FUND          N/A        N/A        The direct holder is a
                                                                                     Trustee.
223   6                GOLDMAN SACHS GLOBAL FLEX POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
224   6                GOLDMAN SACHS GLOBAL HIGH YIELD         N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
225   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
226   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         POOLED FUND                                                 Trustee.
227   6                GOLDMAN SACHS GLOBAL SMALL COMPANIES    N/A        N/A        The direct holder is a
                         WHOLESALE FUND                                              Trustee.
228   6                GOLDMAN SACHS HEDGED GLOBAL FLEX FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
229   6                GOLDMAN SACHS INCOME PLUS POOLED FUND   N/A        N/A        The direct holder is a
                                                                                     Trustee.
230   6                GOLDMAN SACHS INCOME PLUS WHOLESALE     N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
231   6                GOLDMAN SACHS INTERNATIONAL FUND        N/A        N/A        The direct holder is a
                                                                                     Trustee.
232   6                GOLDMAN SACHS INTERNATIONAL POOLED      N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
233   6                GOLDMAN SACHS INTERNATIONAL WHOLESALE   N/A        N/A        The direct holder is a
                         FUND                                                        Trustee.
234   6                GOLDMAN SACHS INVESTMENT FUND           N/A        N/A        The direct holder is a
                                                                                     Trustee.
235   6                GOLDMAN SACHS LEADERS FUND              N/A        N/A        The direct holder is a
                                                                                     Trustee.
236   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES FUND                                               Trustee.
237   6                GOLDMAN SACHS PREMIER AUSTRALIAN        N/A        N/A        The direct holder is a
                         EQUITIES POOLED FUND                                        Trustee.
238   6                GOLDMAN SACHS RESOURCES FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
239   6                GOLDMAN SACHS RESOURCES POOLED FUND     N/A        N/A        The direct holder is a
                                                                                     Trustee.
240   6                MULTI-STRATEGY FUND                     N/A        N/A        The direct holder is a
                                                                                     Trustee.
241   6                PRIVATE EQUITY FUND 2000                N/A        N/A        The direct holder is a
                                                                                     Trustee.
242   6                SUSTAINABILITY KEYSTONE FUND            N/A        N/A        The direct holder is a
                                                                                     Trustee.
243   5              GOLDMAN SACHS ASSET MANAGEMENT &          100        N/A
                       PARTNERS AUSTRALIA PTY LTD
244   5              I C Nominees Pty Ltd                      100        N/A


245   5              INVIA CUSTODIAN PTY LIMITED               100        N/A


246   6                Harbour Nominees Pty Ltd                100        N/A


247   6                I C Nominees Pty Ltd                    100        N/A


248   5              INVIA FINANCIAL SERVICES PTY LTD          100        N/A


249   5              WERECAP NOMINEES PTY LTD                  100        N/A


250   2        GOLDMAN SACHS (AO) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

251   2        GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
253   4            GOLDMAN SACHS (ASIA) FINANCE                523110 - Investment   Ebene                   MAURITIUS
                                                               Banking and
                                                               Securities Dealing
254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
255   5              GOLDMAN SACHS (INDIA) SECURITIES          523110 - Investment   Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Banking and
                                                               Securities Dealing
256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         523110 - Investment   George Town             CAYMAN ISLANDS
                       (ASIA) LIMITED                          Banking and
                                                               Securities Dealing
257   4            GOLDMAN SACHS (ASIA) L.L.C.                 523110 - Investment   Central                 HONG KONG
                                                               Banking and
                                                               Securities Dealing
258   5              GOLDMAN SACHS GAO HUA SECURITIES          523110 - Investment   Beijing                 CHINA, PEOPLES
                       COMPANY LIMITED                         Banking and                                   REPUBLIC OF
                                                               Securities Dealing
259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     523120 - Securities   Hong Kong               HONG KONG
                                                               Brokerage
260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
261   5              KPL FUNDING LIMITED                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      523110 - Investment   Federal                 MALAYSIA (OTHER)
                     LIMITED                                   Banking and           Territory of
                                                               Securities Dealing    Labuan
263   4            GOLDMAN SACHS FOREIGN EXCHANGE              551112 - Offices of   Singapore               SINGAPORE
                     (SINGAPORE) PTE.                          Other Holding
                                                               Companies
264   5              GOLDMAN SACHS (SINGAPORE) PTE             523110 - Investment   Singapore               SINGAPORE
                                                               Banking and
                                                               Securities Dealing
265   5              GOLDMAN SACHS FUTURES PTE LTD             523999 -              Singapore               SINGAPORE
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    551114 - Corporate,   Singapore               SINGAPORE
                       LTD.                                    Subsidiary, and
                                                               Regional Managing
                                                               Offices
267   5              J. ARON & COMPANY (SINGAPORE) PTE.        523130 - Commodity    Singapore               SINGAPORE
                                                               Contracts Dealing
268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        523140 - Commodity    Central                 HONG KONG
                                                               Contracts Brokerage
269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          523110 - Investment   Kuala Lumpur            MALAYSIA (OTHER)
                                                               Banking and
                                                               Securities Dealing
270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
271   3          ELBE FUNDING LIMITED                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
272   4            RHYS TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
273   5              SAPIEN LIMITED                            525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
274   6                SARGASSO LIMITED                        525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
276   4            BEESTON INVESTMENTS LIMITED                 523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
281   3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
283   5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       525990 - Other        Berlin                  GERMANY
                       BETEILIGUNGS KG                         Financial Vehicles
285   6                FS INVEST SARL                          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
286   7                  FS INVEST II SARL                     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
287   8                    ISS HOLDING A/S                     525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
288   9                      ISS A/S                           525990 - Other        Copenhagen              DENMARK (OTHER)
                                                               Financial Vehicles
289   6                GS 2000-I, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
290   7                  GOLDMAN SACHS 1, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
291   7                  GOLDMAN SACHS 5, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
292   6                GSCP 2000 GMBH CCH HOLDING I            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             LLC                               Financial Vehicles
296   6                GSCP 2000 GMBH CCH HOLDING II           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
299   6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
300   7                  SUNGARD CAPITAL CORP. II              51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         525990 - Other        Berlin                  GERMANY
                     BETEILIGUNGS KG                           Financial Vehicles
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      525990 - Other        Berlin                  GERMANY
                     LAW PARTNERSHIP                           Financial Vehicles
303   3          HILLTOP INVESTMENTS LIMITED                   523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
304   3          LORRAINE FUNDING LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
305   4            CHILTERN TRUST                              523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
306   2        GOLDMAN SACHS (CHINA) L.L.C.                    551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         523930 - Investment   Madrid                  SPAIN
                                                               Advice
309   2        GOLDMAN SACHS (UK) L.L.C.                       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
310   3          GOLDMAN SACHS BANK (EUROPE) PLC               522110 - Commercial   Dublin                  IRELAND
                                                               Banking
311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
312   4            AMAGANSETT FINANCING LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
313   4            FLEET TRADE & TRANSPORT LIMITED             523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
314   4            GOLDMAN SACHS (MONACO) S.A.M.               523930 - Investment   Monaco                  MONACO
                                                               Advice
315   4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
316   4            GOLDMAN SACHS ASSET MANAGEMENT              523920 - Portfolio    London                  UNITED KINGDOM
                     INTERNATIONAL                             Management                                    (OTHER)

317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   525910 - Open-End     Luxembourg              LUXEMBOURG
                       OF GOLDMAN SACHS FUNDS)                 Investment Funds


318   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL  Investment Funds
                       FUNDS PLC)

320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      525910 - Open-End     Dublin                  IRELAND
                         FUND PLC                              Investment Funds
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUBFUND OF GOLDMAN SACHS        Investment Funds
                       INSTITUTIONAL FUNDS PLC)

322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


323   5              GOLDMAN SACHS CHINA OPPORTUNITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

324   5              GOLDMAN SACHS COMMODITIES ENHANCED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN   Investment Funds
                       SACHS FUNDS)

325   5              GOLDMAN SACHS CORPORATE CREDIT            525910 - Open-End     Dublin                  IRELAND
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN Investment Funds
                       SACHS INSTITUTIONAL FUNDS II PLC)

326   6                CCIF LOANS LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   525910 - Open-End     Dublin                  IRELAND
                       (A SUBFUND OF GOLDMAN SACHS             Investment Funds
                       INSTITUTIONAL FUNDS PLC)

328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   525910 - Open-End     George Town             CAYMAN ISLANDS
                       SUB-TRUST                               Investment Funds


329   5              GOLDMAN SACHS EMERGING MARKETS CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       525910 - Open-End     Dublin                  IRELAND
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS GLOBAL FUNDS)

331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

333   5              GOLDMAN SACHS EURO LIQUID RESERVES        525910 - Open-End     Dublin                  IRELAND
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC

334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF GOLDMAN SACHS MONEY      Investment Funds
                       MARKET FUNDS)

335   5              GOLDMAN SACHS EUROPE CONCENTRATED         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

336   5              GOLDMAN SACHS EUROPE CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

337   5              GOLDMAN SACHS EUROPE CORE FLEX            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO                        Investment Funds


340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds


341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   525910 - Open-End     Luxembourg              LUXEMBOURG
                       BOND PORTFOLIO (HEDGED)                 Investment Funds


342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND  (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     525910 - Open-End     George Town             CAYMAN ISLANDS
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL   Investment Funds
                       INVESTORS ONLY)

346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     525910 - Open-End     Dublin                  IRELAND
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS  Investment Funds
                       INSTITUTIONAL FUNDS PLC)

347   5              GOLDMAN SACHS GLOBAL CORPORATE            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS    Investment Funds
                       FUNDS)

349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       DOLLAR PLUS                             Investment Funds


351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      525910 - Open-End     Dublin                  IRELAND
                       EURO PLUS                               Investment Funds


352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       CONCENTRATED EQUITY PORTFOLIO (A        Investment Funds
                       SUBFUND OF GOLDMAN SACHS FUNDS)

354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN    Investment Funds
                       SACHS FUNDS)

356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY Investment Funds
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS
                       FUNDS)
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (HEDGED) (A SUBFUND OF        Investment Funds
                       GOLDMAN SACHS FUNDS)

362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO II  (A SUBFUND OF             Investment Funds
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)

364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                        SACHS FUNDS)

366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       525910 - Open-End     Dublin                  IRELAND
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA     Investment Funds
                       EQUITY STRATEGY FUND

368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           525910 - Open-End     Dublin                  IRELAND
                       ADVISORS 1 (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS INSTITUTIONAL FUNDS PLC)

369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO II (A SUBFUND OF GOLDMAN      Investment Funds
                       SACHS FUNDS)

371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         525910 - Open-End     Luxembourg              LUXEMBOURG
                       EQUITY PORTFOLIO (A SUBFUND OF          Investment Funds
                       GOLDMAN SACHS FUNDS II)

372   5              GOLDMAN SACHS GMS EUROPE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

374   5              GOLDMAN SACHS GMS JAPAN EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS II)

375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)   Investment Funds


376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


377   5              GOLDMAN SACHS JAPAN CORE EQUITY           525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN         Investment Funds
                       SACHS FUNDS)

378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds

252   3          GOLDMAN SACHS HOLDINGS (HONG KONG) LIMITED    100        N/A


253   4            GOLDMAN SACHS (ASIA) FINANCE                100        N/A


254   5              BLUE RIDGE REALTY FINANCE (DELAWARE)      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
255   5              GOLDMAN SACHS (INDIA) SECURITIES          100        N/A
                       PRIVATE LIMITED

256   5              GOLDMAN SACHS STRUCTURED PRODUCTS         100        N/A
                       (ASIA) LIMITED

257   4            GOLDMAN SACHS (ASIA) L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

258   5              GOLDMAN SACHS GAO HUA SECURITIES          N/A        N/A        The direct holder is a
                       COMPANY LIMITED                                               Non-Managing Member.

259   4            GOLDMAN SACHS (ASIA) SECURITIES LIMITED     100        N/A

260   4            GOLDMAN SACHS (HONG KONG) COMPANY LIMITED   100        N/A

261   5              KPL FUNDING LIMITED                       100        N/A

262   4            GOLDMAN SACHS (LABUAN) INVESTMENT BANK      100        N/A
                     LIMITED

263   4            GOLDMAN SACHS FOREIGN EXCHANGE              100        N/A
                     (SINGAPORE) PTE.

264   5              GOLDMAN SACHS (SINGAPORE) PTE             79         N/A


265   5              GOLDMAN SACHS FUTURES PTE LTD             100        N/A



266   5              GOLDMAN SACHS REALTY ASIA PACIFIC PTE.    100        N/A
                       LTD.


267   5              J. ARON & COMPANY (SINGAPORE) PTE.        100        N/A

268   4            GOLDMAN SACHS FUTURES (ASIA) LIMITED        100        N/A

269   4            Goldman Sachs (Malaysia) Sdn. Bhd.          100        N/A


270   2        GOLDMAN SACHS (CAYMAN) HOLDING COMPANY          100        N/A


271   3          ELBE FUNDING LIMITED                          100        N/A

272   4            RHYS TRUST                                  N/A        N/A        The direct holder is a
                                                                                     Trustee.

273   5              SAPIEN LIMITED                            100        N/A

274   6                SARGASSO LIMITED                        100        N/A

275   3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

276   4            BEESTON INVESTMENTS LIMITED                 100        N/A


277   3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

278   3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

279   3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



280   4            GOLDMAN SACHS SERVICES (B.V.I.) LIMITED     100        N/A



281   3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
282   4            GOLDMAN, SACHS & CO. VERWALTUNGS GMBH       100        N/A

283   5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

284   5              GS CAPITAL PARTNERS 2000 GMBH & CO.       N/A        N/A        The direct holder is a
                       BETEILIGUNGS KG                                               Limited Partner.
285   6                FS INVEST SARL                          44         N/A

286   7                  FS INVEST II SARL                     100        N/A

287   8                    ISS HOLDING A/S                     100        N/A

288   9                      ISS A/S                           100        N/A

289   6                GS 2000-I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
290   7                  GOLDMAN SACHS 1, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
291   7                  GOLDMAN SACHS 5, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
292   6                GSCP 2000 GMBH CCH HOLDING I            100        N/A

293   7                  GSCP 2000 GERMANY CEBRIDGE HOLDINGS   100        N/A
                           CORP.
294   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
295   8                    CEQUEL COMMUNICATIONS HOLDINGS,     36         N/A
                             LLC
296   6                GSCP 2000 GMBH CCH HOLDING II           100        N/A

297   7                  GSCP 2000 GMBH CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
298   6                GSCP GMBH CEBRIDGE HOLDING CORP. II     100        N/A

299   6                SUNGARD CAPITAL CORP.                   99         N/A


300   7                  SUNGARD CAPITAL CORP. II              100        N/A


301   4            GS CAPITAL PARTNERS 2000 GMBH & CO.         N/A        N/A        The direct holder is a
                     BETEILIGUNGS KG                                                 Limited Partner.
302   4            GS CAPITAL PARTNERS II (GERMANY) CIVIL      N/A        N/A        The direct holder is a
                     LAW PARTNERSHIP                                                 Managing Member.
303   3          HILLTOP INVESTMENTS LIMITED                   100        N/A


304   3          LORRAINE FUNDING LIMITED                      100        N/A

305   4            CHILTERN TRUST                              N/A        N/A        The direct holder is a
                                                                                     Trustee.

306   2        GOLDMAN SACHS (CHINA) L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


307   2        GOLDMAN SACHS (NETHERLANDS) B.V.                100        N/A

308   3          GOLDMAN SACHS GESTION S.G.I.I.C. S.A.         100        N/A

309   2        GOLDMAN SACHS (UK) L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

310   3          GOLDMAN SACHS BANK (EUROPE) PLC               100        N/A

311   3          GOLDMAN SACHS GROUP HOLDINGS (U.K.)           100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
312   4            AMAGANSETT FINANCING LIMITED                100        N/A

313   4            FLEET TRADE & TRANSPORT LIMITED             100        N/A

314   4            GOLDMAN SACHS (MONACO) S.A.M.               99         N/A

315   4            GOLDMAN SACHS (RUSSIA)                      99         N/A


316   4            GOLDMAN SACHS ASSET MANAGEMENT              100        N/A        This holding represents
                     INTERNATIONAL                                                   ownership in Ordinary B
                                                                                     shares.
317   5              GOLDMAN SACHS ASIA PORTFOLIO (A SUBFUND   N/A        N/A        The direct holder has
                       OF GOLDMAN SACHS FUNDS)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
318   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

319   5              GOLDMAN SACHS BLENDED CURRENCY FUND (A    N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                        Control through a
                       FUNDS PLC)                                                    Management Agreement or
                                                                                     other arrangements.
320   6                GOLDMAN SACHS FUNDAMENTAL CURRENCY      10         N/A
                         FUND PLC
321   5              GOLDMAN SACHS BRICS EQUITY PASSIVE        N/A        N/A        The direct holder has
                       FUND (A SUBFUND OF GOLDMAN SACHS                              Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
322   5              GOLDMAN SACHS BRICS PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
323   5              GOLDMAN SACHS CHINA OPPORTUNITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
324   5              GOLDMAN SACHS COMMODITIES ENHANCED        N/A        N/A        The direct holder has
                       INDEX PORTFOLIO (A SUBFUND OF GOLDMAN                         Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
325   5              GOLDMAN SACHS CORPORATE CREDIT            N/A        N/A        The direct holder has
                       INVESTMENT FUND   (A SUBFUND OF GOLDMAN                       Control through a
                       SACHS INSTITUTIONAL FUNDS II PLC)                             Management Agreement or
                                                                                     other arrangements.
326   6                CCIF LOANS LIMITED                      100        N/A

327   5              GOLDMAN SACHS DEDICATED INVESTMENT FUND   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS                                   Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
328   5              GOLDMAN SACHS EMERGING MARKET BOND PLUS   N/A        N/A        The direct holder has
                       SUB-TRUST                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
329   5              GOLDMAN SACHS EMERGING MARKETS CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
330   5              GOLDMAN SACHS EMERGING MARKETS DEBT       N/A        N/A        The direct holder has
                       LOCAL FEEDER (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
331   5              GOLDMAN SACHS EURO FIXED INCOME PLUS      N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
332   5              GOLDMAN SACHS EURO GOVERNMENT LIQUID      N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
333   5              GOLDMAN SACHS EURO LIQUID RESERVES        N/A        N/A        The direct holder has
                       FUND, A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC                                                    Management Agreement or
                                                                                     other arrangements.
334   5              GOLDMAN SACHS EURO MONEY MARKET FUND      N/A        N/A        The direct holder has
                       (A SUB-FUND OF GOLDMAN SACHS MONEY                            Control through a
                       MARKET FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
335   5              GOLDMAN SACHS EUROPE CONCENTRATED         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
336   5              GOLDMAN SACHS EUROPE CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
337   5              GOLDMAN SACHS EUROPE CORE FLEX            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
338   5              GOLDMAN SACHS EUROPE PORTFOLIO (A         N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
339   5              GOLDMAN SACHS FCP - US ENHANCED CORE      N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
340   5              GOLDMAN SACHS FUNDAMENTAL CURRENCY FUND   N/A        N/A        The direct holder has
                       PLC                                                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
341   5              GOLDMAN SACHS FUNDS - GS EURO AGGREGATE   N/A        N/A        The direct holder has
                       BOND PORTFOLIO (HEDGED)                                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
342   5              GOLDMAN SACHS GBP LIBOR TRACKER - 3       N/A        N/A        The direct holder has
                       MONTHS FUND  (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
343   5              GOLDMAN SACHS GLOBAL CORE EQUITY          N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
344   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 1     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
345   5              GOLDMAN SACHS GLOBAL CORPORATE FUND 2     N/A        N/A        The direct holder has
                       (IN JAPAN FOR QUALIFIED INSTITUTIONAL                         Control through a
                       INVESTORS ONLY)                                               Management Agreement or
                                                                                     other arrangements.
346   5              GOLDMAN SACHS GLOBAL CORPORATE MARKET     N/A        N/A        The direct holder has
                       CYCLE FUND (A SUBFUND OF GOLDMAN SACHS                        Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
347   5              GOLDMAN SACHS GLOBAL CORPORATE            N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
348   5              GOLDMAN SACHS GLOBAL CREDIT PORTFOLIO     N/A        N/A        The direct holder has
                       (HEDGED) (A SUBFUND OF GOLDMAN SACHS                          Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
349   5              GOLDMAN SACHS GLOBAL CURRENCY FUND        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
350   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       DOLLAR PLUS                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
351   5              GOLDMAN SACHS GLOBAL CURRENCY FUND -      N/A        N/A        The direct holder has
                       EURO PLUS                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
352   5              GOLDMAN SACHS GLOBAL CURRENCY PLUS        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
353   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       CONCENTRATED EQUITY PORTFOLIO (A                              Control through a
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Management Agreement or
                                                                                     other arrangements.
354   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT LOCAL PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
355   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       DEBT PORTFOLIO (A SUBFUND OF GOLDMAN                          Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
356   5              GOLDMAN SACHS GLOBAL EMERGING MARKETS     N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
357   5              GOLDMAN SACHS GLOBAL EQUITY PARTNERS      N/A        N/A        The direct holder has
                       PORTFOLIO (PREVIOUSLY GLOBAL PCP EQUITY                       Control through a
                       PORTFOLIO) (A SUBFUND OF GOLDMAN SACHS                        Management Agreement or
                       FUNDS)                                                        other arrangements.
358   5              GOLDMAN SACHS GLOBAL EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
359   5              GOLDMAN SACHS GLOBAL FIXED INCOME PLUS    N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
360   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
361   5              GOLDMAN SACHS GLOBAL FIXED INCOME         N/A        N/A        The direct holder has
                       PORTFOLIO (HEDGED) (A SUBFUND OF                              Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
362   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
363   5              GOLDMAN SACHS GLOBAL HIGH YIELD           N/A        N/A        The direct holder has
                       PORTFOLIO II  (A SUBFUND OF                                   Control through a
                       GOLDMAN SACHS INSTITUTIONAL FUNDS PLC)                        Management Agreement or
                                                                                     other arrangements.
364   5              GOLDMAN SACHS GLOBAL LIBOR PLUS I         N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
365   5              GOLDMAN SACHS GLOBAL LIBOR PLUS II        N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                        SACHS FUNDS)                                                 Management Agreement or
                                                                                     other arrangements.
366   5              GOLDMAN SACHS GLOBAL SMALL CAP CORE       N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
367   5              GOLDMAN SACHS GLOBAL TACTICAL ASSET       N/A        N/A        The direct holder has
                       ALLOCATION FUNDS-GOLDMAN SACHS GTAA                           Control through a
                       EQUITY STRATEGY FUND                                          Management Agreement or
                                                                                     other arrangements.
368   5              GOLDMAN SACHS GMS ALPHA+ EQUITY           N/A        N/A        The direct holder has
                       ADVISORS 1 (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS INSTITUTIONAL FUNDS PLC)                                Management Agreement or
                                                                                     other arrangements.
369   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
370   5              GOLDMAN SACHS GMS ALPHA+ WORLD EQUITY     N/A        N/A        The direct holder has
                       PORTFOLIO II (A SUBFUND OF GOLDMAN                            Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
371   5              GOLDMAN SACHS GMS ASIA (EX-JAPAN)         N/A        N/A        The direct holder has
                       EQUITY PORTFOLIO (A SUBFUND OF                                Control through a
                       GOLDMAN SACHS FUNDS II)                                       Management Agreement or
                                                                                     other arrangements.
372   5              GOLDMAN SACHS GMS EUROPE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
373   5              GOLDMAN SACHS GMS GLOBAL EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
374   5              GOLDMAN SACHS GMS JAPAN EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS II)                                               Management Agreement or
                                                                                     other arrangements.
375   5              GOLDMAN SACHS GMS US EQUITY PORTFOLIO     N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS II)                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
376   5              GOLDMAN SACHS INDIA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
377   5              GOLDMAN SACHS JAPAN CORE EQUITY           N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN                               Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
378   5              GOLDMAN SACHS JAPAN CORE FLEX PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
379   5              GOLDMAN SACHS JAPAN PORTFOLIO (A          N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          525910 - Open-End     Dublin                  IRELAND
                       CURRENCY MASTER FUND (A SUB FUND OF     Investment Funds
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)

383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

384   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PLUS PORTFOLIO (A SUBFUND OF     Investment Funds
                       GOLDMAN SACHS FUNDS)

385   5              GOLDMAN SACHS STERLING BROAD FIXED        525910 - Open-End     Luxembourg              LUXEMBOURG
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN  Investment Funds
                       SACHS FUNDS)

386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


387   5              GOLDMAN SACHS STERLING GOVERNMENT         525910 - Open-End     Dublin                  IRELAND
                       LIQUID RESERVES FUND (A SUB-FUND OF THE Investment Funds
                       GOLDMANS SACHS FUNDS, PLC)

388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    525910 - Open-End     Dublin                  IRELAND
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS  Investment Funds
                       FUNDS, PLC)

389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A Subfund of Goldman Sachs   Investment Funds
                       Funds)

392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      525910 - Open-End     Luxembourg              LUXEMBOURG
                       SUBFUND OF GOLDMAN SACHS FUNDS)         Investment Funds


393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      525910 - Open-End     Dublin                  IRELAND
                       PORTFOLIO  (A SUBFUND OF GOLDMAN        Investment Funds
                       SACHS GLOBAL FUNDS)

394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


395   5              GOLDMAN SACHS US GROWTH EQUITY            525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

396   5              GOLDMAN SACHS US MORTGAGE BACKED          525910 - Open-End     Luxembourg              LUXEMBOURG
                       SECURITIES PORTFOLIO (A SUBFUND OF      Investment Funds
                       GOLDMAN SACHS FUNDS)

397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    525910 - Open-End     Luxembourg              LUXEMBOURG
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS   Investment Funds
                       FUNDS)

398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)      Investment Funds


399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         525910 - Open-End     Dublin                  IRELAND
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS Investment Funds
                       INSTITUTIONAL FUNDS PLC)

400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,  Investment Funds
                       PLC

401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   525910 - Open-End     Dublin                  IRELAND
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET   Investment Funds
                       FUNDS)

402   5              GOLDMAN SACHS US$ TREASURY LIQUID         525910 - Open-End     Dublin                  IRELAND
                       RESERVES FUND (A SUB-FUND OF THE        Investment Funds
                       GOLDMAN SACHS FUNDS, PLC)

403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   525910 - Open-End     Dublin                  IRELAND
                       (A SUB-FUND OF THE GOLDMANS SACHS       Investment Funds
                       FUNDS, PLC)

404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                       FX SUB-TRUST                            Investment Funds


405   5              GSAMI China Equity Portfolio (a           525910 - Open-End     Dublin                  IRELAND
                       sub-fund of GSAMI China Funds, Public   Investment Funds
                       Limited Company)

406   5              Goldman Sachs Brazil Equity Portfolio     525910 - Open-End     Luxembourg              LUXEMBOURG
                       (A Subfund of Goldman Sachs Funds)      Investment Funds


407   4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
408   4            GOLDMAN SACHS HOLDINGS (U.K.)               551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
409   5              DUNVEGAN INVESTMENTS, LTD.                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
410   5              FORRES LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
411   6                FORRES INVESTMENTS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
412   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
413   8                    GS KILLINGHOLME CAYMAN              525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENTS LTD.                  Financial Vehicles
414   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS II LTD              Financial Vehicles
415   10                       GS KILLINGHOLME CAYMAN          525990 - Other        George Town             CAYMAN ISLANDS
                                 INVESTMENTS III               Financial Vehicles
416   9                      GS KILLINGHOLME CAYMAN            525990 - Other        George Town             CAYMAN ISLANDS
                               INVESTMENTS III                 Financial Vehicles
417   8                    KPL ACQUISITIONS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
418   9                      KPL HOLDINGS LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
419   8                    KPL FINANCE LIMITED                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    523920 - Portfolio    Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Management
421   5              GOLDMAN SACHS ASSET MANAGEMENT            523920 - Portfolio    London                  UNITED KINGDOM
                       INTERNATIONAL                           Management                                    (OTHER)

422   5              GOLDMAN SACHS BANK (EUROPE) PLC           522110 - Commercial   Dublin                  IRELAND
                                                               Banking
423   5              GOLDMAN SACHS INTERNATIONAL               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
424   6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
425   6                AVK Rohr Limited                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


426   6                DUNVEGAN INVESTMENTS, LTD.              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
427   6                FG CM HF I LIMITED                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


429   6                GOLDMAN SACHS (JERSEY) LIMITED          523999 -              Saint Helier            CHANNEL ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
430   6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
431   6                GOLDMAN SACHS EUROPE LIMITED            523930 - Investment   Saint Helier            GUERNSEY
                                                               Advice
432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      525990 - Other        George Town             CAYMAN ISLANDS
                         LIMITED                               Financial Vehicles


433   7                  MA ALTERNATIVE BETA TREND UCITS       525990 - Other        George Town             CAYMAN ISLANDS
                           LIMITED                             Financial Vehicles
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           CONVERTIBLE ARBITRAGE LIMITED       Financial Vehicles
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           EQUITY HEDGE LIMITED                Financial Vehicles
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     525990 - Other        George Town             CAYMAN ISLANDS
                           MACRO LIMITED                       Financial Vehicles
437   7                  SIGNUM AC CAPITAL LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     523910 -              London                  UNITED KINGDOM
                         LIMITED                               Miscellaneous                                 (OTHER)
                                                               Intermediation
439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - DYNAMO-J11 V12 PORTFOLIO            Investment Funds


440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GLOBAL TRACKER PORTFOLIO            Investment Funds


441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE   Investment Funds
                         RETURN TRACKER JPY STRATEGY PORTFOLIO

442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI ENHANCED STRATEGY          Investment Funds
                         PORTFOLIO

443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   525910 - Open-End     Luxembourg              LUXEMBOURG
                         - S&P GSCI LIGHT ENERGY PORTFOLIO     Investment Funds


444   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO   Investment Funds


445   6                GOLDMAN SACHS SPECIALIZED               525910 - Open-End     Luxembourg              LUXEMBOURG
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO  Investment Funds
                         II

446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525910 - Open-End     Dublin                  IRELAND
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED     Investment Funds
                         EQUITY INCOME PORTFOLIO

447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         II SICAV - GOLDMAN SACHS ABSOLUTE     Investment Funds
                         RETURN TRACKER INDEX ETF PORTFOLIO

448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 10 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 15 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - 20 YR MATURITY FLOATING RATE  Investment Funds
                         EURO PORTFOLIO

451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 DEVELOPED      Investment Funds
                         MARKETS PORTFOLIO

452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - BRICS NIFTY 50 EMERGING       Investment Funds
                         MARKETS PORTFOLIO

453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DIVERSIFIED STRATEGIES        Investment Funds
                         PORTFOLIO

454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - DYNAMO-CHF PORTFOLIO          Investment Funds


455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN Investment Funds
                         TRACKER INDEX PORTFOLIO

456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS ALTERNATIVE     Investment Funds
                         BETA TREND UCITS PORTFOLIO

457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA Investment Funds
                         PORTFOLIO

458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS COMMODITY       Investment Funds
                         ALPHA-BETA PORTFOLIO

459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED Investment Funds
                         PORTFOLIO ON THE DOW JONES EURO STOXX
                         50 (R) INDEX
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS DOW JONES - UBS Investment Funds
                         ENHANCED STRATEGY PORTFOLIO

461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV - GOLDMAN SACHS FLOATING RATE   Investment Funds
                         EURO PORTFOLIO

462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-ALTERNATIVE ALPHA TACTICAL      Investment Funds
                         TRADING INDEX PORTFOLIO

463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-MACRO HARVESTER PORTFOLIO       Investment Funds


464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    525910 - Open-End     Luxembourg              LUXEMBOURG
                         SICAV-REDUCED VOLATILITY VELOCITY AND Investment Funds
                         CARRY STRATEGY PORTFOLIO

465   6                HANA FINANCIAL GROUP INC.               523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
466   6                MA WCM FF Limited                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


467   6                SIGNUM AC CAPITAL LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


468   6                SPHERE FUNDO DE INVESTIMENTO            525910 - Open-End     Rio de Janeiro          BRAZIL
                         MULTIMERCADO - INVESTIMENTO NO        Investment Funds
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           525910 - Open-End     Sao Paulo               BRAZIL
                                                               Investment Funds
470   6                Signum AVK Limited                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


471   6                ULTEGRA FINANCE LIMITED                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles


472   5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     523991 - Trust,       Mumbai                  INDIA (OTHER)
                       PRIVATE LIMITED                         Fiduciary, and
                                                               Custody Activities
474   5              GSSM HOLDING (U.K.)                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
475   5              MONTAGUE PLACE CUSTODY SERVICES           523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
476   4            GOLDMAN SACHS INTERNATIONAL                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
477   4            GOLDMAN SACHS INTERNATIONAL BANK            522110 - Commercial   London                  UNITED KINGDOM
                                                               Banking                                       (OTHER)
478   4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
479   4            GS LEASING HOLDINGS LIMITED                 551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         525990 - Other        London                  UNITED KINGDOM
                       BEFRACO B.V.                            Financial Vehicles                            (OTHER)
481   4            GS LEASING MANAGEMENT LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
482   4            GS LIQUID TRADING PLATFORM I PCC            525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
483   4            GS LIQUID TRADING PLATFORM II LIMITED       525990 - Other        Saint Helier            CHANNEL ISLANDS
                                                               Financial Vehicles
484   4            KILLINGHOLME POWER GROUP LIMITED            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
485   5              KILLINGHOLME HOLDINGS LIMITED             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
486   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
487   4            MONEY PARTNERS HOLDINGS LIMITED             551112 - Offices of   Uxbridge                UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
488   5              MONEY PARTNERS LIMITED                    522310 - Mortgage and Uxbridge                UNITED KINGDOM
                                                               Nonmortgage Loan                              (OTHER)
                                                               Brokers
489   6                MONEY PARTNERS FINANCE LIMITED          522390 - Other        Uxbridge                UNITED KINGDOM
                                                               Activities Related to                         (OTHER)
                                                               Credit Intermediation
490   4            MONTAGUE PLACE CUSTODY SERVICES             523991 - Trust,       London                  UNITED KINGDOM
                                                               Fiduciary, and                                (OTHER)
                                                               Custody Activities
491   4            NUFCOR INTERNATIONAL LIMITED                523130 - Commodity    London                  UNITED KINGDOM
                                                               Contracts Dealing                             (OTHER)
492   5              NUFCOR CAPITAL LIMITED                    523930 - Investment   London                  UNITED KINGDOM
                                                               Advice                                        (OTHER)
493   4            SCADBURY UK LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
494   5              GS EQUIPMENT FINANCE I LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
495   5              GS EQUIPMENT FINANCE II LIMITED           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
496   5              GS LEASING NO. 1 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
497   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
498   5              GS LEASING NO. 3 LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
499   6                GS LEASING                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
500   5              KILLINGHOLME GENERATION LIMITED           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
501   5              SCADBURY ASSETS                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
502   5              SCADBURY FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
503   6                SCADBURY ASSETS                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
504   6                SCADBURY II ASSETS LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
505   7                  KILLINGHOLME GENERATION LIMITED       551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
506   4            SHIRE UK LIMITED                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
507   5              GS FUNDING INVESTMENTS LIMITED            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

380   5              GOLDMAN SACHS JAPAN SMALL CAP PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
381   5              GOLDMAN SACHS KOREA EQUITY PORTFOLIO (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
382   5              GOLDMAN SACHS QUANTITATIVE TOTAL          N/A        N/A        The direct holder has
                       CURRENCY MASTER FUND (A SUB FUND OF                           Control through a
                       GOLDMAN SACHS TOTAL CURRENCY FUNDS PLC)                       Management Agreement or
                                                                                     other arrangements.
383   5              GOLDMAN SACHS SPECIALISED FIXED INCOME    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
384   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PLUS PORTFOLIO (A SUBFUND OF                           Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
385   5              GOLDMAN SACHS STERLING BROAD FIXED        N/A        N/A        The direct holder has
                       INCOME PORTFOLIO (A SUBFUND OF GOLDMAN                        Control through a
                       SACHS FUNDS)                                                  Management Agreement or
                                                                                     other arrangements.
386   5              GOLDMAN SACHS STERLING CREDIT PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
387   5              GOLDMAN SACHS STERLING GOVERNMENT         N/A        N/A        The direct holder has
                       LIQUID RESERVES FUND (A SUB-FUND OF THE                       Control through a
                       GOLDMANS SACHS FUNDS, PLC)                                    Management Agreement or
                                                                                     other arrangements.
388   5              GOLDMAN SACHS STERLING LIQUID RESERVES    N/A        N/A        The direct holder has
                       FUND (A SUB-FUND OF THE GOLDMANS SACHS                        Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
389   5              GOLDMAN SACHS SUSTAIN PORTFOLIO (A        N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
390   5              GOLDMAN SACHS US CORE EQUITY PORTFOLIO    N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
391   5              GOLDMAN SACHS US EQUITY ABSOLUTE RETURN   N/A        N/A        The direct holder has
                       PORTFOLIO (A Subfund of Goldman Sachs                         Control through a
                       Funds)                                                        Management Agreement or
                                                                                     other arrangements.
392   5              GOLDMAN SACHS US EQUITY PORTFOLIO (A      N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS FUNDS)                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
393   5              GOLDMAN SACHS US FIXED INCOME FEEDER      N/A        N/A        The direct holder has
                       PORTFOLIO  (A SUBFUND OF GOLDMAN                              Control through a
                       SACHS GLOBAL FUNDS)                                           Management Agreement or
                                                                                     other arrangements.
394   5              GOLDMAN SACHS US FIXED INCOME PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
395   5              GOLDMAN SACHS US GROWTH EQUITY            N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
396   5              GOLDMAN SACHS US MORTGAGE BACKED          N/A        N/A        The direct holder has
                       SECURITIES PORTFOLIO (A SUBFUND OF                            Control through a
                       GOLDMAN SACHS FUNDS)                                          Management Agreement or
                                                                                     other arrangements.
397   5              GOLDMAN SACHS US SMALL CAP CORE EQUITY    N/A        N/A        The direct holder has
                       PORTFOLIO (A SUBFUND OF GOLDMAN SACHS                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
398   5              GOLDMAN SACHS US VALUE EQUITY PORTFOLIO   N/A        N/A        The direct holder has
                       (A SUBFUND OF GOLDMAN SACHS FUNDS)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
399   5              GOLDMAN SACHS US$ LIBOR TRACKER 3         N/A        N/A        The direct holder has
                       MONTHS FUND (A SUBFUND OF GOLDMAN SACHS                       Control through a
                       INSTITUTIONAL FUNDS PLC)                                      Management Agreement or
                                                                                     other arrangements.
400   5              GOLDMAN SACHS US$ LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       A SUB-FUND OF THE GOLDMAN SACHS FUNDS,                        Control through a
                       PLC                                                           Management Agreement or
                                                                                     other arrangements.
401   5              GOLDMAN SACHS US$ MONEY MARKET FUND  (A   N/A        N/A        The direct holder has
                       SUBFUND OF GOLDMAN SACHS MONEY MARKET                         Control through a
                       FUNDS)                                                        Management Agreement or
                                                                                     other arrangements.
402   5              GOLDMAN SACHS US$ TREASURY LIQUID         N/A        N/A        The direct holder has
                       RESERVES FUND (A SUB-FUND OF THE                              Control through a
                       GOLDMAN SACHS FUNDS, PLC)                                     Management Agreement or
                                                                                     other arrangements.
403   5              GOLDMAN SACHS YEN LIQUID RESERVES FUND,   N/A        N/A        The direct holder has
                       (A SUB-FUND OF THE GOLDMANS SACHS                             Control through a
                       FUNDS, PLC)                                                   Management Agreement or
                                                                                     other arrangements.
404   5              GS GLOBAL SUBORDINATED DEBT SECURITIES    N/A        N/A        The direct holder has
                       FX SUB-TRUST                                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
405   5              GSAMI China Equity Portfolio (a           N/A        N/A        The direct holder has
                       sub-fund of GSAMI China Funds, Public                         Control through a
                       Limited Company)                                              Management Agreement or
                                                                                     other arrangements.
406   5              Goldman Sachs Brazil Equity Portfolio     N/A        N/A        The direct holder has
                       (A Subfund of Goldman Sachs Funds)                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
407   4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

408   4            GOLDMAN SACHS HOLDINGS (U.K.)               100        N/A


409   5              DUNVEGAN INVESTMENTS, LTD.                100        N/A        This holding represents
                                                                                     ownership in Ordinary B
                                                                                     shares.
410   5              FORRES LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
411   6                FORRES INVESTMENTS LIMITED              100        N/A

412   7                  KILLINGHOLME GENERATION LIMITED       100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
413   8                    GS KILLINGHOLME CAYMAN              100        N/A
                             INVESTMENTS LTD.
414   9                      GS KILLINGHOLME CAYMAN            100        N/A
                               INVESTMENTS II LTD
415   10                       GS KILLINGHOLME CAYMAN          N/A        N/A        The direct holder is a
                                 INVESTMENTS III                                     General Partner.
416   9                      GS KILLINGHOLME CAYMAN            N/A        N/A        The direct holder is a
                               INVESTMENTS III                                       General Partner.
417   8                    KPL ACQUISITIONS LIMITED            100        N/A

418   9                      KPL HOLDINGS LIMITED              100        N/A

419   8                    KPL FINANCE LIMITED                 100        N/A

420   5              GOLDMAN SACHS ASSET MANAGEMENT (INDIA)    100        N/A
                       PRIVATE LIMITED
421   5              GOLDMAN SACHS ASSET MANAGEMENT            99         N/A        This holding represents
                       INTERNATIONAL                                                 ownership in Ordinary
                                                                                     shares.
422   5              GOLDMAN SACHS BANK (EUROPE) PLC           100        N/A

423   5              GOLDMAN SACHS INTERNATIONAL               100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
424   6                ARES FINANCE S.r.l.                     100        N/A

425   6                AVK Rohr Limited                        N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
426   6                DUNVEGAN INVESTMENTS, LTD.              100        N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
427   6                FG CM HF I LIMITED                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
428   6                GGICO MIDDLE EAST EQUITY FUND LIMITED   N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
429   6                GOLDMAN SACHS (JERSEY) LIMITED          100        N/A



430   6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

431   6                GOLDMAN SACHS EUROPE LIMITED            91         N/A

432   6                GOLDMAN SACHS FINANCIAL PRODUCTS I      N/A        N/A        Entity is not controlled
                         LIMITED                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
433   7                  MA ALTERNATIVE BETA TREND UCITS       N/A        100
                           LIMITED
434   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           CONVERTIBLE ARBITRAGE LIMITED
435   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           EQUITY HEDGE LIMITED
436   7                  MA GOLDMAN SACHS ALTERNATIVE BETA     N/A        100
                           MACRO LIMITED
437   7                  SIGNUM AC CAPITAL LIMITED             N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
438   6                GOLDMAN SACHS SECURITIES (NOMINEES)     100        N/A
                         LIMITED

439   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - DYNAMO-J11 V12 PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
440   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GLOBAL TRACKER PORTFOLIO                                  Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
441   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - GOLDMAN SACHS SYSTEMATIC ABSOLUTE                         Control through a
                         RETURN TRACKER JPY STRATEGY PORTFOLIO                       Management Agreement or
                                                                                     other arrangements.
442   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI ENHANCED STRATEGY                                Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
443   6                GOLDMAN SACHS SPECIALIZED INVESTMENTS   N/A        N/A        The direct holder has
                         - S&P GSCI LIGHT ENERGY PORTFOLIO                           Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
444   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-DYNAMO-J11 V5 PORTFOLIO                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
445   6                GOLDMAN SACHS SPECIALIZED               N/A        N/A        The direct holder has
                         INVESTMENTS-GLOBAL TRACKER PORTFOLIO                        Control through a
                         II                                                          Management Agreement or
                                                                                     other arrangements.
446   6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder has
                         PLC-GOLDMAN SACHS DIVIDEND-LINKED                           Control through a
                         EQUITY INCOME PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
447   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         II SICAV - GOLDMAN SACHS ABSOLUTE                           Control through a
                         RETURN TRACKER INDEX ETF PORTFOLIO                          Management Agreement or
                                                                                     other arrangements.
448   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 10 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
449   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 15 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
450   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - 20 YR MATURITY FLOATING RATE                        Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
451   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 DEVELOPED                            Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
452   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - BRICS NIFTY 50 EMERGING                             Control through a
                         MARKETS PORTFOLIO                                           Management Agreement or
                                                                                     other arrangements.
453   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DIVERSIFIED STRATEGIES                              Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
454   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - DYNAMO-CHF PORTFOLIO                                Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
455   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ABSOLUTE RETURN                       Control through a
                         TRACKER INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
456   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS ALTERNATIVE                           Control through a
                         BETA TREND UCITS PORTFOLIO                                  Management Agreement or
                                                                                     other arrangements.
457   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY ALPHA                       Control through a
                         PORTFOLIO                                                   Management Agreement or
                                                                                     other arrangements.
458   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS COMMODITY                             Control through a
                         ALPHA-BETA PORTFOLIO                                        Management Agreement or
                                                                                     other arrangements.
459   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DIVIDEND LINKED                       Control through a
                         PORTFOLIO ON THE DOW JONES EURO STOXX                       Management Agreement or
                         50 (R) INDEX                                                other arrangements.
460   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS DOW JONES - UBS                       Control through a
                         ENHANCED STRATEGY PORTFOLIO                                 Management Agreement or
                                                                                     other arrangements.
461   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV - GOLDMAN SACHS FLOATING RATE                         Control through a
                         EURO PORTFOLIO                                              Management Agreement or
                                                                                     other arrangements.
462   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-ALTERNATIVE ALPHA TACTICAL                            Control through a
                         TRADING INDEX PORTFOLIO                                     Management Agreement or
                                                                                     other arrangements.
463   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-MACRO HARVESTER PORTFOLIO                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
464   6                GOLDMAN SACHS STRUCTURED INVESTMENTS    N/A        N/A        The direct holder has
                         SICAV-REDUCED VOLATILITY VELOCITY AND                       Control through a
                         CARRY STRATEGY PORTFOLIO                                    Management Agreement or
                                                                                     other arrangements.
465   6                HANA FINANCIAL GROUP INC.               10         N/A


466   6                MA WCM FF Limited                       N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
467   6                SIGNUM AC CAPITAL LIMITED               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
468   6                SPHERE FUNDO DE INVESTIMENTO            100        N/A
                         MULTIMERCADO - INVESTIMENTO NO
                         EXTERIOR CREDITO PRIVADO
469   7                  SPHERE FUND                           100        N/A

470   6                Signum AVK Limited                      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
471   6                ULTEGRA FINANCE LIMITED                 N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
472   5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

473   5              GOLDMAN SACHS TRUSTEE COMPANY (INDIA)     100        N/A
                       PRIVATE LIMITED

474   5              GSSM HOLDING (U.K.)                       99         N/A

475   5              MONTAGUE PLACE CUSTODY SERVICES           100        N/A


476   4            GOLDMAN SACHS INTERNATIONAL                 100        N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
477   4            GOLDMAN SACHS INTERNATIONAL BANK            100        N/A

478   4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

479   4            GS LEASING HOLDINGS LIMITED                 100        N/A


480   5              BEHEER- EN BELEGGINGSMAATSCHAPPIJ         100        N/A
                       BEFRACO B.V.
481   4            GS LEASING MANAGEMENT LIMITED               100        N/A

482   4            GS LIQUID TRADING PLATFORM I PCC            100        N/A

483   4            GS LIQUID TRADING PLATFORM II LIMITED       100        N/A

484   4            KILLINGHOLME POWER GROUP LIMITED            100        N/A


485   5              KILLINGHOLME HOLDINGS LIMITED             100        N/A


486   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
487   4            MONEY PARTNERS HOLDINGS LIMITED             100        N/A


488   5              MONEY PARTNERS LIMITED                    100        N/A


489   6                MONEY PARTNERS FINANCE LIMITED          100        N/A


490   4            MONTAGUE PLACE CUSTODY SERVICES             100        N/A


491   4            NUFCOR INTERNATIONAL LIMITED                100        N/A

492   5              NUFCOR CAPITAL LIMITED                    100        N/A

493   4            SCADBURY UK LIMITED                         100        N/A

494   5              GS EQUIPMENT FINANCE I LIMITED            100        N/A

495   5              GS EQUIPMENT FINANCE II LIMITED           100        N/A

496   5              GS LEASING NO. 1 LIMITED                  100        N/A

497   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
498   5              GS LEASING NO. 3 LIMITED                  100        N/A

499   6                GS LEASING                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
500   5              KILLINGHOLME GENERATION LIMITED           99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
501   5              SCADBURY ASSETS                           100        N/A

502   5              SCADBURY FUNDING LIMITED                  100        N/A

503   6                SCADBURY ASSETS                         100        N/A

504   6                SCADBURY II ASSETS LIMITED              100        N/A


505   7                  KILLINGHOLME GENERATION LIMITED       99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
506   4            SHIRE UK LIMITED                            100        N/A


507   5              GS FUNDING INVESTMENTS LIMITED            100        N/A

508   5              GS FUNDING MANAGEMENT LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
509   5              HECHSHIRE                                 523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
510   5              SHIRE ASSETS                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
511   5              SHIRE FUNDING LIMITED                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
512   6                KILLINGHOLME GENERATION LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
513   6                SHIRE ASSETS                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
514   5              SHIRE II ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
516   2        GOLDMAN SACHS 1, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
517   2        GOLDMAN SACHS 2, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
524   4            GSEP 2004 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      525990 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        Financial Vehicles
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
528   4            GSEP 2005 REALTY CORP.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
530   3          W2007 230 PARK, LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
531   2        GOLDMAN SACHS 3, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
532   2        GOLDMAN SACHS 4, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
533   2        GOLDMAN SACHS 49 FUND, LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
534   2        GOLDMAN SACHS 5, L.P.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     522320 - Financial    Wilmington     DE       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
538   3          GS JAPAN FIXED INCOME PLUS FUND               525910 - Open-End     Tokyo                   JAPAN
                                                               Investment Funds
539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      525910 - Open-End     New York       NY       UNITED STATES
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN   Investment Funds
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL   Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
557   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   STRATEGY FUND SEED ACCOUNT, LLC             Financial Vehicles
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
565   5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
567   7                  GS MEZZANINE PARTNERS V ONSHORE       525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
569   8                    GSMP V ONSHORE INVESTMENT FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
570   8                    GSMP V ONSHORE S.a. r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
571   8                    GSMP V ONSHORE SENIOR S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
572   8                    GSMP V ONSHORE US, LTD.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
573   9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
575   3          GOLDMAN SACHS 49 FUND, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     525910 - Open-End     Rio de Janeiro          BRAZIL
                       FUNDO DE INVESTIMENTO EM ACOES          Investment Funds
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    525910 - Open-End     Rio de Janeiro          BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO EM ACOES

580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO EM ACOES                Investment Funds
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO   Investment Funds
               MULTIMERCADO

582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       525910 - Open-End     Rio de Janeiro          BRAZIL
                       INVESTIMENTO MULTIMERCADO               Investment Funds
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE     Investment Funds
                     INVESTIMENTO

584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO RENDA FIXA              Investment Funds
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      525910 - Open-End     Sao Paulo               BRAZIL
                     INVESTIMENTO EM COTAS DE FUNDOS DE        Investment Funds
                     INVESTIMENTO

586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     525910 - Open-End     Rio de Janeiro          BRAZIL
                       DE INVESTIMENTO                         Investment Funds
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      523920 - Portfolio    Tokyo                   JAPAN
                                                               Management
588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     523920 - Portfolio    Chong Ro-Gu             KOREA, SOUTH
                   LTD.                                        Management
589   4            CREDIT HOLEINONE PP FI                      525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


590   4            HANA FINANCIAL GROUP INC.                   523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
591   4            HOLEINONE PP DERIV. 3                       525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                                                               Investment Funds


592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      525910 - Open-End     Dublin                  IRELAND
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL    Investment Funds
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     525910 - Open-End     Toronto        ON       CANADA
                   FIXED INCOME FUND                           Investment Funds


596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        525990 - Other        Wilmington     DE       UNITED STATES
                   OPPORTUNITIES ADVISORS III, L.L.C.          Financial Vehicles
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND, LLC                        Financial Vehicles
600   4            GS MEZZANINE PARTNERS 2006, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
605   9                      GSMP 2006 ONSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
606   10                       GSMP 2006 ONSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                                 INTERNATIONAL (BRENNTAG),     Financial Vehicles
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      525990 - Other        Luxembourg              LUXEMBOURG
                                 S.a r.l.                      Financial Vehicles
608   9                      SEVRES II S.A.R.L.                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
609   10                       MEDIANNUAIRE HOLDING            525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
610   11                         MEDIANNUAIRE                  525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
611   12                           PAGESJAUNES GROUPE          525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
612   8                    GSMP 2006 ONSHORE US, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
613   9                      GSMP 2006 ONSHORE HOLDINGS US,    525990 - Other        George Town             CAYMAN ISLANDS
                               LTD.                            Financial Vehicles
614   7                  GSMP 2006 ONSHORE S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   525990 - Other        New York       NY       UNITED STATES
                   LLC                                         Financial Vehicles
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            525990 - Other        Wilmington     DE       UNITED STATES
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.         Financial Vehicles
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL 2008 FUND, L.P.             Investment Funds
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           525910 - Open-End     New York       NY       UNITED STATES
                   EMPLOYEE FUND, LLC                          Investment Funds
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


631   3          GOLDMAN SACHS EMERGING MARKET BOND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     525910 - Open-End     George Town             CAYMAN ISLANDS
                   GRADE BOND SUB-TRUST                        Investment Funds


635   3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, LLC                     Investment Funds

508   5              GS FUNDING MANAGEMENT LIMITED             100        N/A

509   5              HECHSHIRE                                 100        100


510   5              SHIRE ASSETS                              100        N/A

511   5              SHIRE FUNDING LIMITED                     100        N/A

512   6                KILLINGHOLME GENERATION LIMITED         99         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
513   6                SHIRE ASSETS                            100        N/A

514   5              SHIRE II ASSETS LIMITED                   100        N/A

515   3          GOLDMAN SACHS PROPERTY MANAGEMENT             100        N/A


516   2        GOLDMAN SACHS 1, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
517   2        GOLDMAN SACHS 2, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
518   2        GOLDMAN SACHS 2002 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
519   3          GOLDMAN SACHS 2002 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
520   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
521   2        GOLDMAN SACHS 2004 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
522   3          GOLDMAN SACHS 2004 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
523   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
524   4            GSEP 2004 REALTY CORP.                      100        N/A

525   2        GOLDMAN SACHS 2005 EXCHANGE FUND ADVISORS,      N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
526   3          GOLDMAN SACHS 2005 EXCHANGE PLACE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
527   4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
528   4            GSEP 2005 REALTY CORP.                      100        N/A

529   2        GOLDMAN SACHS 230 PARK INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
530   3          W2007 230 PARK, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
531   2        GOLDMAN SACHS 3, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
532   2        GOLDMAN SACHS 4, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
533   2        GOLDMAN SACHS 49 FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
534   2        GOLDMAN SACHS 5, L.P.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
535   2        GOLDMAN SACHS ARGENTINA L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

536   2        GOLDMAN SACHS ASSET BACKED SECURITIES CORP.     100        N/A




537   2        GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.        100        N/A

538   3          GS JAPAN FIXED INCOME PLUS FUND               100        N/A

539   2        GOLDMAN SACHS ASSET MANAGEMENT, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
540   3          ACADIAN: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
541   3          ALTRINSIC: NON-US EQUITY LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
542   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
543   3          ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)       N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
544   3          DONALD SMITH: SMALL CAP VALUE [SERIES], A     N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
545   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 3 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
546   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
547   3          DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:      N/A        N/A        The direct holder is a
                   PORTFOLIO 5 [SERIES], A SERIES OF GOLDMAN                         Managing Member.
                   SACHS GLOBAL MANAGER STRATEGIES MANAGED
                   PORTFOLIOS, L.L.C.
548   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 1          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
549   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 2          N/A        N/A        The direct holder is a
                   [SERIES],  SERIES OF GOLDMAN SACHS GLOBAL                         Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
550   4            GMS DISCOVERY FUND, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
551   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 4          N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
552   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 6 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
553   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
554   3          DYNAMIC EQUITY MANAGERS: PORTFOLIO 7 LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
555   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           Limited Partner.
556   3          EMERGING MARKETS EQUITY MANAGERS: PORTFOLIO 1 N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
557   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                Limited Partner.
558   3          FAIRHOLME: DYNAMIC EQUITY [SERIES], A         N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
               STRATEGIES MANAGED PORTFOLIOS, L.L.C.
559   3          GMS DISCOVERY FUND, LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
560   3          GOLDMAN SACHS 130/30 FUNDAMENTAL EQUITY       N/A        N/A        The direct holder is a
                   STRATEGY FUND SEED ACCOUNT, LLC                                   Managing Member.
561   3          GOLDMAN SACHS 2007 LIQUIDITY ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
562   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007       N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
563   4            GOLDMAN SACHS LIQUIDITY PARTNERS 2007,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
564   4            GS CREDIT OPPORTUNITIES 2007, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
565   5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
566   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
567   7                  GS MEZZANINE PARTNERS V ONSHORE       N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
568   8                    GSMP V ONSHORE INTERNATIONAL, LTD.  100        N/A

569   8                    GSMP V ONSHORE INVESTMENT FUND,     100        N/A
                             LTD.
570   8                    GSMP V ONSHORE S.a. r.l.            100        N/A

571   8                    GSMP V ONSHORE SENIOR S.A R.L.      100        N/A

572   8                    GSMP V ONSHORE US, LTD.             100        N/A

573   9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




574   6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
575   3          GOLDMAN SACHS 49 FUND, LLC                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
576   3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

577   4            GOLDMAN SACHS IBOVESPA PLUS FUNDO DE        N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
578   5              GOLDMAN SACHS MASTER IBOVESPA ATIVO -     100        N/A
                       FUNDO DE INVESTIMENTO EM ACOES
579   4            GOLDMAN SACHS KISTA - FUNDO EXCLUSIVO DE    N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO EM ACOES                                           Management Agreement or
                                                                                     other arrangements.
580   5              GOLDMAN SACHS MASTER IBX ATIVO - FUNDO    100        N/A
                       DE INVESTIMENTO EM ACOES
581   4            GOLDMAN SACHS MULTIESTRATEGIA FUNDO DE      N/A        N/A        The direct holder has
             INVESTIMENTO EM COTAS DE FUNDOS DE INVESTIMENTO                         Control through a
               MULTIMERCADO                                                          Management Agreement or
                                                                                     other arrangements.
582   5              GOLDMAN SACHS MASTER HEDGE FUNDO DE       100        N/A
                       INVESTIMENTO MULTIMERCADO
583   4            GOLDMAN SACHS RENDA FIXA IMAB ATIVO FUNDO   N/A        N/A        The direct holder has
                     DE INVESTIMENTO EM COTAS DE FUNDOS DE                           Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
584   5              GOLDMAN SACHS MASTER IMA-B ATIVO FUNDO    100        N/A
                       DE INVESTIMENTO RENDA FIXA
585   4            GOLDMAN SACHS RENDA FIXA PLUS FUNDO DE      N/A        N/A        The direct holder has
                     INVESTIMENTO EM COTAS DE FUNDOS DE                              Control through a
                     INVESTIMENTO                                                    Management Agreement or
                                                                                     other arrangements.
586   5              GOLDMAN SACHS MASTER RENDA FIXA FUNDO     100        N/A
                       DE INVESTIMENTO
587   3          GOLDMAN SACHS ASSET MANAGEMENT CO., LTD.      100        N/A

588   3          GOLDMAN SACHS ASSET MANAGEMENT KOREA CO.,     100        N/A
                   LTD.
589   4            CREDIT HOLEINONE PP FI                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
590   4            HANA FINANCIAL GROUP INC.                   10         N/A


591   4            HOLEINONE PP DERIV. 3                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
592   3          GOLDMAN SACHS BANK LOAN SUB-TRUST (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
593   4            GOLDMAN SACHS BANK LOAN PORTFOLIO   (A      75         N/A
                     SUBFUND OF GOLDMAN SACHS INSTITUTIONAL
                     FUNDS II PLC)
594   5              ABS Loans 2007 Limited                    100        N/A

595   3          GOLDMAN SACHS CANADIAN LONG DURATION PLUS     N/A        N/A        The direct holder has
                   FIXED INCOME FUND                                                 Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
596   3          GOLDMAN SACHS CATASTROPHE RISK PREMIUM        N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS III, L.L.C.                                Managing Member.
597   3          GOLDMAN SACHS COMMODITIES FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
598   3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
599   3          GOLDMAN SACHS CONCENTRATED MEZZANINE AND      N/A        N/A        The direct holder is a
                   DISTRESSED FUND, LLC                                              Managing Member.
600   4            GS MEZZANINE PARTNERS 2006, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
601   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
602   6                GS MEZZANINE PARTNERS 2006 ONSHORE      N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
603   7                  GSMP 2006 ONSHORE INVESTMENT FUND,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
604   8                    GSMP 2006 ONSHORE INTERNATIONAL,    100        N/A
                             LTD.
605   9                      GSMP 2006 ONSHORE HOLDINGS        100        N/A
                               INTERNATIONAL, LTD.
606   10                       GSMP 2006 ONSHORE HOLDINGS      100        N/A
                                 INTERNATIONAL (BRENNTAG),
                                 LTD.
607   10                       GSMP 2006 Onshore Holdings      100        N/A
                                 S.a r.l.
608   9                      SEVRES II S.A.R.L.                73         73

609   10                       MEDIANNUAIRE HOLDING            29         N/A

610   11                         MEDIANNUAIRE                  100        N/A

611   12                           PAGESJAUNES GROUPE          54         N/A

612   8                    GSMP 2006 ONSHORE US, LTD.          100        N/A

613   9                      GSMP 2006 ONSHORE HOLDINGS US,    100        N/A
                               LTD.
614   7                  GSMP 2006 ONSHORE S.A.R.L.            100        N/A

615   5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
616   3          GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES GP,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
617   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
618   3          GOLDMAN SACHS CORPORATE CREDIT INVESTMENT     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
619   3          GOLDMAN SACHS CREDIT OPPORTUNITIES 2008 GP,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
620   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
621   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
622   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
623   5              GOLDMAN SACHS CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
624   4            GOLDMAN SACHS CREDIT OPPORTUNITIES 2008     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
625   3          GOLDMAN SACHS CREDIT OPPORTUNITIES            N/A        N/A        The direct holder is a
                   INSTITUTIONAL 2008 ADVISORS, L.L.C.                               Managing Member.
626   4            GOLDMAN SACHS CREDIT OPPORTUNITIES          N/A        N/A        The direct holder is a
                     INSTITUTIONAL 2008 FUND, L.P.                                   General Partner.
627   3          GOLDMAN SACHS DIRECT STRATEGIES EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
628   3          GOLDMAN SACHS DIRECT STRATEGIES QEP           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, LLC                                                Managing Member.
629   3          GOLDMAN SACHS EMERGING MARKET BOND LOCAL      N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
630   3          GOLDMAN SACHS EMERGING MARKET BOND PLUS       N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
631   3          GOLDMAN SACHS EMERGING MARKET BOND            N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
632   3          GOLDMAN SACHS EMERGING MARKETS GP, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
633   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              General Partner.
634   3          GOLDMAN SACHS EMERGING MARKETS INVESTMENT     N/A        N/A        The direct holder has
                   GRADE BOND SUB-TRUST                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
635   3          GOLDMAN SACHS EMERGING MARKETS                N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, LLC                                           Managing Member.

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    525910 - Open-End     George Town             CAYMAN ISLANDS
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL       Investment Funds
                   INVESTORS ONLY)

639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY) Investment Funds


640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     Dublin                  IRELAND
                   FUND PLC                                    Investment Funds


644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       525990 - Other        Wilmington     DE       UNITED STATES
                   LONG/SHORT FUND, LLC                        Financial Vehicles


647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
654   5              Goldman Sachs Access - Goldman Sachs      525910 - Open-End     New York       NY       UNITED STATES
                       Investment Partners/Liberty Harbor,     Investment Funds
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      525910 - Open-End     New York       NY       UNITED STATES
                       FUND, L.P.                              Investment Funds
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    525910 - Open-End     George Town             CAYMAN ISLANDS
                     LTD.                                      Investment Funds


659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO YEN FUND (FOR QUALIFIED         Investment Funds
                     INSTITUTIONAL INVESTORS)

663   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


665   4            GOLDMAN SACHS EP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
666   4            GOLDMAN SACHS EP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      525990 - Other        Luxembourg              LUXEMBOURG
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES      Financial Vehicles
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     Dublin                  IRELAND
                     II PLC                                    Investment Funds


669   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      525910 - Open-End     New York       NY       UNITED STATES
                     II, LLC                                   Investment Funds
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


673   5              TE HAYGROUND COVE INVESTORS, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES (IRELAND)                      Investment Funds


677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES II (IRELAND)                   Investment Funds


678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES II, LLC                        Investment Funds
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES, LLC                           Investment Funds
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              525910 - Open-End     New York       NY       UNITED STATES
                     COMMODITIES FUND, LLC                     Investment Funds
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    525910 - Open-End     Dublin                  IRELAND
                     PLC                                       Investment Funds


685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   525910 - Open-End     New York       NY       UNITED STATES
                     LLC                                       Investment Funds
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     New York       NY       UNITED STATES
                     III, LLC                                  Investment Funds
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       525910 - Open-End     Dublin                  IRELAND
                     INSTITUTIONAL PLC                         Investment Funds


688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


689   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       525910 - Open-End     George Town             CAYMAN ISLANDS
                     QUALIFIED INSTITUTIONAL INVESTORS)        Investment Funds


694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   525910 - Open-End     Dublin                  IRELAND
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER Investment Funds
                     FUNDS

695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    525910 - Open-End     George Town             CAYMAN ISLANDS
                     TRUST (FOR QUALIFIED INSTITUTIONAL        Investment Funds
                     INVESTORS)

697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          525910 - Open-End     Dublin                  IRELAND
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER   Investment Funds
                     FUNDS

698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   525910 - Open-End     Dublin                  IRELAND
                     GOLDMAN SACHS MULTI MANAGER FUNDS         Investment Funds


700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      525910 - Open-End     New York       NY       UNITED STATES
                     (2008), LLC                               Investment Funds
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       II PLC                                  Investment Funds
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II (IRELAND)                 Investment Funds
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES II SPV LIMITED               Investment Funds
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       III PLC                                 Investment Funds
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          525910 - Open-End     Dublin                  IRELAND
                       INSTITUTIONAL PLC                       Investment Funds


729   5              TE JENKINS INVESTORS, LTD.                525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES (IRELAND)                    Investment Funds
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          525910 - Open-End     Dublin                  IRELAND
                       STRATEGIES SPV LIMITED                  Investment Funds
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     525910 - Open-End     Dublin                  IRELAND
                       PLC                                     Investment Funds
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     525910 - Open-End     George Town             CAYMAN ISLANDS
                       LTD.                                    Investment Funds
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       525910 - Open-End     New York       NY       UNITED STATES
                     (2007), LLC                               Investment Funds
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   525910 - Open-End     New York       NY       UNITED STATES
                     PORTFOLIO, LLC                            Investment Funds
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     (NJ), LLC                                 Investment Funds
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     FDEG FAMILY, LLC                          Financial Vehicles
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     II-A (BROADSCOPE) HOLDINGS, LLC           Investment Funds
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     III, L.P.                                 Investment Funds
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525990 - Other        New York       NY       UNITED STATES
                     MAGUIRE, LLC                              Financial Vehicles
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     SMG FAMILY FUND, LLC                      Investment Funds
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     WST, LLC                                  Investment Funds
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     New York       NY       UNITED STATES
                     XI, LLC                                   Investment Funds
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
757   4            GOLDMAN SACHS RP PARTNERS SPC               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
758   4            GOLDMAN SACHS RP PARTNERS, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    525910 - Open-End     New York       NY       UNITED STATES
                     L.P.                                      Investment Funds

636   3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
637   4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
638   3          GOLDMAN SACHS ENHANCED COMMODITY SUB-TRUST    N/A        N/A        The direct holder has
                   (IN JAPAN FOR QUALIFIED INSTITUTIONAL                             Control through a
                   INVESTORS ONLY)                                                   Management Agreement or
                                                                                     other arrangements.
639   3          GOLDMAN SACHS EXOTIC BALANCE FUND (IN JAPAN   N/A        N/A        The direct holder has
                   FOR QUALIFIED INSTITUTIONAL INVESTORS ONLY)                       Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
640   3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
641   4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
642   3          GOLDMAN SACHS GLOBAL ALPHA EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
643   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder has
                   FUND PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
644   3          GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
645   3          GOLDMAN SACHS GLOBAL EQUITY PARTNERS I, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
646   3          GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY       N/A        N/A        The direct holder has
                   LONG/SHORT FUND, LLC                                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
647   3          GOLDMAN SACHS GLOBAL HIGH YIELD BOND          N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
648   3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
649   4            GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
650   3          GOLDMAN SACHS GLOBAL VOLATILITY GP, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
651   4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
652   3          GOLDMAN SACHS HEDGE FUND STRATEGIES LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
653   4            GOLDMAN SACHS ACCESS FUND GSIP/LH GP, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
654   5              Goldman Sachs Access - Goldman Sachs      N/A        N/A        The direct holder is a
                       Investment Partners/Liberty Harbor,                           General Partner.
                       L.P.
655   4            GOLDMAN SACHS ACCESS FUNDS GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
656   5              GOLDMAN SACHS DIVERSIFIED STRATEGIES      N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
657   4            GOLDMAN SACHS BH FUND ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
658   4            GOLDMAN SACHS CLASSIC OFFSHORE HOLDINGS,    N/A        N/A        The direct holder has
                     LTD.                                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
659   5              GOLDMAN SACHS CLASSIC HOLDINGS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
660   4            GOLDMAN SACHS DEWORDE ONSHORE, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
661   4            GOLDMAN SACHS DIRECT STRATEGIES PLC         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
662   4            GOLDMAN SACHS DIVERSIFIED MULTI-SECTOR      N/A        N/A        The direct holder has
                     PORTFOLIO YEN FUND (FOR QUALIFIED                               Control through a
                     INSTITUTIONAL INVESTORS)                                        Management Agreement or
                                                                                     other arrangements.
663   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
664   4            GOLDMAN SACHS EOR FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
665   4            GOLDMAN SACHS EP PARTNERS SPC               100        N/A

666   4            GOLDMAN SACHS EP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
667   4            GOLDMAN SACHS FUNDS II SICAV - GOLDMAN      N/A        N/A        The direct holder is a
                     SACHS DYNAMIC ALTERNATIVE STRATEGIES                            Managing Member.
                     PORTFOLIO
668   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder has
                     II PLC                                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
669   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
670   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT      N/A        N/A        The direct holder is a
                     II, LLC                                                         Managing Member.
671   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
672   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
673   5              TE HAYGROUND COVE INVESTORS, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
674   4            GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
675   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
676   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES (IRELAND)                                            Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
677   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder has
                     STRATEGIES II (IRELAND)                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
678   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II, LLC                                              Managing Member.
679   4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES, LLC                                                 Managing Member.
680   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE II,     N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
681   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC     N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
682   4            GOLDMAN SACHS GLOBAL RELATIVE VALUE, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
683   4            GOLDMAN SACHS GLOBAL STRATEGIC              N/A        N/A        The direct holder is a
                     COMMODITIES FUND, LLC                                           Managing Member.
684   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II    N/A        N/A        The direct holder has
                     PLC                                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
685   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING II,   N/A        N/A        The direct holder is a
                     LLC                                                             Managing Member.
686   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder is a
                     III, LLC                                                        Managing Member.
687   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING       N/A        N/A        The direct holder has
                     INSTITUTIONAL PLC                                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
688   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
689   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
690   4            GOLDMAN SACHS GLOBAL TACTICAL TRADING, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
691   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
692   4            GOLDMAN SACHS GLOBAL TRADING ADVISORS LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
693   4            GOLDMAN SACHS GREEN ORCHARD FUND (FOR       N/A        N/A        The direct holder has
                     QUALIFIED INSTITUTIONAL INVESTORS)                              Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
694   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN FUND,   N/A        N/A        The direct holder has
                     A SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                       Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
695   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     100        N/A
                       INSTITUTIONAL PLC
696   4            GOLDMAN SACHS GTT INSTITUTIONAL YEN UNIT    N/A        N/A        The direct holder has
                     TRUST (FOR QUALIFIED INSTITUTIONAL                              Control through a
                     INVESTORS)                                                      Management Agreement or
                                                                                     other arrangements.
697   4            GOLDMAN SACHS GTT YEN (PA) FUND, A          N/A        N/A        The direct holder has
                     SUB-FUND OF GOLDMAN SACHS MULTI MANAGER                         Control through a
                     FUNDS                                                           Management Agreement or
                                                                                     other arrangements.
698   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
699   4            GOLDMAN SACHS GTT YEN FUND, A SUB-FUND OF   N/A        N/A        The direct holder has
                     GOLDMAN SACHS MULTI MANAGER FUNDS                               Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
700   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
701   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
702   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
703   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (2008), LLC                                                     Managing Member.
704   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
705   4            GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
706   4            GOLDMAN SACHS HEDGE FUND PARTNERS II, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
707   4            GOLDMAN SACHS HEDGE FUND PARTNERS III, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
708   4            GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LLC N/A        N/A        The direct holder is a
                                                                                     Managing Member.
709   4            GOLDMAN SACHS HEDGE FUND PARTNERS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
710   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO II PLC   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
711   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
712   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
713   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
714   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
715   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

716   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     23         N/A
                       II PLC
717   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
718   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
719   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO III PLC  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
720   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       II PLC
721   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          35         N/A
                       STRATEGIES II (IRELAND)
722   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          32         N/A
                       STRATEGIES II SPV LIMITED
723   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE II    83         N/A
                       PLC
724   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

725   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     85         N/A
                       III PLC
726   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
727   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
728   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO          N/A        N/A        The direct holder has
                       INSTITUTIONAL PLC                                             Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
729   5              TE JENKINS INVESTORS, LTD.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
730   4            GOLDMAN SACHS HEDGE FUND PORTFOLIO PLC      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
731   5              GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT    57         N/A
                       PLC
732   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          34         N/A
                       STRATEGIES (IRELAND)
733   5              GOLDMAN SACHS GLOBAL FUNDAMENTAL          59         N/A
                       STRATEGIES SPV LIMITED
734   5              GOLDMAN SACHS GLOBAL RELATIVE VALUE PLC   36         N/A

735   5              GOLDMAN SACHS GLOBAL TACTICAL TRADING     57         N/A
                       PLC
736   5              GOLDMAN SACHS HFP OPPORTUNISTIC FUND,     N/A        N/A        The direct holder is a
                       LTD.                                                          Managing Member.
737   4            GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
738   4            GOLDMAN SACHS MARKET INDEPENDENT FUND       N/A        N/A        The direct holder is a
                     (2007), LLC                                                     Managing Member.
739   4            GOLDMAN SACHS MARKET INDEPENDENT FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
740   4            GOLDMAN SACHS MULTI-STRATEGY DILLON TRUST   N/A        N/A        The direct holder is a
                     PORTFOLIO, LLC                                                  Managing Member.
741   4            GOLDMAN SACHS MULTI-STRATEGY G-FAMILY       N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
742   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
743   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     (NJ), LLC                                                       Managing Member.
744   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
745   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
746   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     FDEG FAMILY, LLC                                                Managing Member.
747   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     II-A (BROADSCOPE) HOLDINGS, LLC                                 Managing Member.
748   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     III, L.P.                                                       General Partner.
749   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     MAGUIRE, LLC                                                    Managing Member.
750   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     SMG FAMILY FUND, LLC                                            Managing Member.
751   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
752   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     WST, LLC                                                        Managing Member.
753   4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      N/A        N/A        The direct holder is a
                     XI, LLC                                                         Managing Member.
754   4            GOLDMAN SACHS PRINCETON FUND, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
755   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
756   4            GOLDMAN SACHS PROPRIETARY ACCESS FUND, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
757   4            GOLDMAN SACHS RP PARTNERS SPC               100        N/A

758   4            GOLDMAN SACHS RP PARTNERS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
759   4            GOLDMAN SACHS SELECT ACCESS FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
760   4            GOLDMAN SACHS SHERWOOD FUND, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
761   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
762   4            GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LLC  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
763   4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     525910 - Open-End     New York       NY       UNITED STATES
                     PARTNERS, LLC                             Investment Funds
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       525910 - Open-End     George Town             CAYMAN ISLANDS
                     INSTITUTIONAL INVESTORS)                  Investment Funds


767   4            GOLDMAN SACHS WEST STREET PARTNERS          525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, LLC                        Investment Funds
768   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND 2006, LLC                   Investment Funds
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND, LLC                                 Investment Funds
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
772   5              GOLDMAN SACHS WEST STREET PARTNERS        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND, LLC                        Investment Funds
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    525910 - Open-End     New York       NY       UNITED STATES
                     FUND 2007, LLC                            Investment Funds
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   525910 - Open-End     New York       NY       UNITED STATES
                     2007 SEGREGATED PORTFOLIO                 Investment Funds
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   525910 - Open-End     George Town             CAYMAN ISLANDS
                     2006 SEGREGATED PORTFOLIO                 Investment Funds
777   4            GS EH HOLDINGS, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
778   4            Goldman Sachs Multi-Strategy Portfolio      525910 - Open-End     New York       NY       UNITED STATES
                     RT, LLC                                   Investment Funds
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
784   4            SELECT TRADING STRATEGIES, LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
785   4            TE CALEL INVESTORS, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
786   4            TE CALEL PORTFOLIO, LTD.                    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
787   4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
789   4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
790   4            TE JENKINS PORTFOLIO, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
793   3          GOLDMAN SACHS INDIA FUND LIMITED              525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds


794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   525910 - Open-End     Dublin                  IRELAND
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL      Investment Funds
                   FUNDS PLC)

795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST (IN JAPAN FOR QUALIFIED           Investment Funds
                   INSTITUTIONAL INVESTORS ONLY)

796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     2008 FUND, L.P.                           Investment Funds
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     525990 - Other        New York       NY       UNITED STATES
                   FUND, LLC                                   Financial Vehicles
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
800   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
801   4            GOLDMAN SACHS MORTGAGE CREDIT               525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES OFFSHORE FUND, L.P.         Financial Vehicles
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   525990 - Other        Wilmington     DE       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    525990 - Other        Wilmington     DE       UNITED STATES
                   LLC                                         Financial Vehicles
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Investment Funds
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    525910 - Open-End     George Town             CAYMAN ISLANDS
                        MASTER FUND, L.P.                      Investment Funds
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND, L.P.                         Investment Funds
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     New York       NY       UNITED STATES
                   FUND, LLC                                   Investment Funds
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   525910 - Open-End     Dublin                  IRELAND
                   (UNIT TRUST) (IN JAPAN CLASS B FOR          Investment Funds
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)
                   (A SUBFUND OF GOLDMAN SACHS SELECT
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      525910 - Open-End     George Town             CAYMAN ISLANDS
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS Investment Funds
                   ONLY)

812   3          GS CREDIT BALANCE FUND                        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     525910 - Open-End     George Town             CAYMAN ISLANDS
                   SUB-TRUST                                   Investment Funds


814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
819   3          GS TC ADVISORS, L.L.C.                        525990 - Other        George Town             Cayman Islands
                                                               Financial Vehicles
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
821   3          GSAM (GMS Cayman GP) Ltd.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 3 OFFSHORE L.P.                 Investment Funds
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 5 OFFSHORE L.P.                 Investment Funds
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER  L.P.                     Investment Funds
833   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE L.P.                 Investment Funds
834   5              EMERGING MARKETS EQUITY MANAGERS:         525910 - Open-End     George Town             CAYMAN ISLANDS
                       PORTFOLIO 1 OFFSHORE MASTER L.P.        Investment Funds
835   4            EMERGING MARKETS EQUITY MANAGERS:           525910 - Open-End     George Town             CAYMAN ISLANDS
                     PORTFOLIO 1 OFFSHORE MASTER L.P.          Investment Funds
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE L.P.                             Investment Funds
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE MASTER L.P.                    Investment Funds
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    525910 - Open-End     George Town             CAYMAN ISLANDS
                     1 OFFSHORE L.P.                           Investment Funds
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                       L.P.                                    Investment Funds
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
862   3          GSAM INDIA HOLDINGS LIMITED                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      523920 - Portfolio    Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Management
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       523991 - Trust,       Mumbai                  INDIA (OTHER)
                     PRIVATE LIMITED                           Fiduciary, and
                                                               Custody Activities
865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
871   5              LH (MAURITIUS) II LIMITED                 525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
872   5              LH (MAURITIUS) LIMITED                    525910 - Open-End     Ebene                   MAURITIUS
                                                               Investment Funds
873   3          LIBERTY HARBOR I GP, LLC                      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
877   3          LIBERTY HARBOR I QP FUND, LLC                 525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
879   3          LIBERTY HARBOR I, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
882   3          LSV: NON-US EQUITY LLC                        525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
883   3          Liberty Harbor Distressed Credit              525990 - Other        New York       NY       UNITED STATES
                   Opportunities Advisors, LLC                 Financial Vehicles
884   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     AGGREGATOR I, L.P.                        Financial Vehicles
885   4            LIBERTY HARBOR DISTRESSED CREDIT            525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
886   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.   Financial Vehicles
887   6                LIBERTY HARBOR DISTRESSED CREDIT        525990 - Other        George Town             CAYMAN ISLANDS
                         AGGREGATOR I, L.P.                    Financial Vehicles
888   4            Liberty Harbor Distressed Credit            525990 - Other        New York       NY       UNITED STATES
                     Opportunities Fund, L.P.                  Financial Vehicles
889   5              LIBERTY HARBOR DISTRESSED CREDIT          525990 - Other        George Town             CAYMAN ISLANDS
                       AGGREGATOR I, L.P.                      Financial Vehicles
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

764   4            GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT     N/A        N/A        The direct holder is a
                     PARTNERS, LLC                                                   Managing Member.
765   5              TE HAYGROUND COVE PORTFOLIO, LTD.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
766   4            GOLDMAN SACHS SYM FUND (FOR QUALIFIED       N/A        N/A        The direct holder has
                     INSTITUTIONAL INVESTORS)                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
767   4            GOLDMAN SACHS WEST STREET PARTNERS          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, LLC                                              Managing Member.
768   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
769   4            GOLDMAN SACHS WEST STREET PARTNERS II       N/A        N/A        The direct holder is a
                     EMPLOYEE FUND 2006, LLC                                         Managing Member.
770   4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LLC                                                       Managing Member.
771   4            GOLDMAN SACHS WEST STREET PARTNERS, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
772   5              GOLDMAN SACHS WEST STREET PARTNERS        N/A        N/A        The direct holder is a
                       MASTER FUND, LLC                                              Non-Managing Member.
773   4            GOLDMAN SACHS WEST STREET PORTFOLIOS PMD    N/A        N/A        The direct holder is a
                     FUND 2007, LLC                                                  Managing Member.
774   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
775   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, LLC   N/A        N/A        The direct holder is a
                     2007 SEGREGATED PORTFOLIO                                       Managing Member.
776   4            GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC   N/A        N/A        The direct holder is a
                     2006 SEGREGATED PORTFOLIO                                       Managing Member.
777   4            GS EH HOLDINGS, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
778   4            Goldman Sachs Multi-Strategy Portfolio      N/A        N/A        The direct holder is a
                     RT, LLC                                                         Managing Member.
779   5              GOLDMAN SACHS SHERWOOD FUND, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
780   4            HIGHBRIDGE MANAGED PORTFOLIO FEEDER, LTD.   100        N/A

781   4            HIGHBRIDGE MANAGED PORTFOLIO MASTER, LTD.   100        N/A

782   4            MULTI-STRATEGY PORTFOLIO UNION BLUE FUND    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
783   4            SELECT FUNDAMENTAL STRATEGIES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
784   4            SELECT TRADING STRATEGIES, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
785   4            TE CALEL INVESTORS, LTD.                    100        N/A

786   4            TE CALEL PORTFOLIO, LTD.                    100        N/A

787   4            TE HAYGROUND COVE INVESTORS, LTD.           100        N/A

788   4            TE HAYGROUND COVE PORTFOLIO, LTD.           100        N/A

789   4            TE JENKINS INVESTORS, LTD.                  100        N/A

790   4            TE JENKINS PORTFOLIO, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
791   4            THEOREMA MANAGED PORTFOLIO FEEDER, LTD.     100        N/A

792   4            THEOREMA MANAGED PORTFOLIO MASTER, LTD.     100        N/A

793   3          GOLDMAN SACHS INDIA FUND LIMITED              N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
794   3          GOLDMAN SACHS KOKUSAI EQUITY MASTER FUND (A   N/A        N/A        The direct holder has
                   SUBFUND OF GOLDMAN SACHS INSTITUTIONAL                            Control through a
                   FUNDS PLC)                                                        Management Agreement or
                                                                                     other arrangements.
795   3          GOLDMAN SACHS KOKUSAI FIXED INCOME PASSIVE    N/A        N/A        The direct holder has
                   SUB-TRUST (IN JAPAN FOR QUALIFIED                                 Control through a
                   INSTITUTIONAL INVESTORS ONLY)                                     Management Agreement or
                                                                                     other arrangements.
796   3          GOLDMAN SACHS LIP CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
797   4            GOLDMAN SACHS LIP CREDIT OPPORTUNITIES      N/A        N/A        The direct holder is a
                     2008 FUND, L.P.                                                 General Partner.
798   3          GOLDMAN SACHS LIQUIDITY PARTNERS 2007 PMD     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
799   3          GOLDMAN SACHS MORTGAGE CREDIT OPPORTUNITIES   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
800   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
801   4            GOLDMAN SACHS MORTGAGE CREDIT               N/A        N/A        The direct holder is a
                     OPPORTUNITIES OFFSHORE FUND, L.P.                               General Partner.
802   3          GOLDMAN SACHS SMC CREDIT OPPORTUNITIES 2008   N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
803   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH        N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
804   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               Limited Partner.
805   3          GOLDMAN SACHS SUPERCONCENTRATED GROWTH GP,    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
806   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
807   5              GOLDMAN SACHS SUPERCONCENTRATED GROWTH    N/A        N/A        The direct holder is a
                        MASTER FUND, L.P.                                            Limited Partner.
808   4            GOLDMAN SACHS SUPERCONCENTRATED GROWTH      N/A        N/A        The direct holder is a
                     MASTER FUND, L.P.                                               General Partner.
809   3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     N/A        N/A        The direct holder is a
                   FUND, LLC                                                         Managing Member.
810   3          GOLDMAN SACHS US EQUITY MARKET NEUTRAL FUND   N/A        N/A        The direct holder has
                   (UNIT TRUST) (IN JAPAN CLASS B FOR                                Control through a
                   QUALIFIED INSTITUTIONAL INVESTORS ONLY)                           Management Agreement or
                   (A SUBFUND OF GOLDMAN SACHS SELECT                                other arrangements.
                   INVESTMENT FUNDS)
811   3          GOLDMAN SACHS YEN LIBOR PLUS FUND #1 (IN      N/A        N/A        The direct holder has
                   JAPAN FOR QUALIFIED INSTITUTIONAL INVESTORS                       Control through a
                   ONLY)                                                             Management Agreement or
                                                                                     other arrangements.
812   3          GS CREDIT BALANCE FUND                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
813   3          GS GLOBAL SUBORDINATED DEBT SECURITIES FX     N/A        N/A        The direct holder has
                   SUB-TRUST                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
814   3          GS TACS ACTIVE CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
815   3          GS TACS ACTIVE CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
816   3          GS TACS ENHANCED DIVIDEND (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
817   3          GS TACS MARKET CONTINUOUS (INTERNATIONAL),    N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
818   3          GS TACS MARKET CONTINUOUS (U.S. LARGE CAP),   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
819   3          GS TC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
820   4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
821   3          GSAM (GMS Cayman GP) Ltd.                     100        N/A

822   4            ACADIAN: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
823   4            ALTRINSIC: NON-US EQUITY OFFSHORE MASTER    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
824   4            ARTISAN: DYNAMIC EQUITY (NON-US EQUITY)     N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
825   4            DONALD SMITH: SMALL CAP VALUE OFFSHORE      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
826   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 3 OFFSHORE L.P.                                       General Partner.
827   4            DYNAMIC EQUITY (GLOBAL EQUITY) MANAGERS:    N/A        N/A        The direct holder is a
                     PORTFOLIO 5 OFFSHORE L.P.                                       General Partner.
828   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
829   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 2        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
830   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 4        N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
831   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 6        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
832   4            DYNAMIC EQUITY MANAGERS: PORTFOLIO 7        N/A        N/A        The direct holder is a
                     OFFSHORE MASTER  L.P.                                           General Partner.
833   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE L.P.                                       General Partner.
834   5              EMERGING MARKETS EQUITY MANAGERS:         N/A        N/A        The direct holder is a
                       PORTFOLIO 1 OFFSHORE MASTER L.P.                              Limited Partner.
835   4            EMERGING MARKETS EQUITY MANAGERS:           N/A        N/A        The direct holder is a
                     PORTFOLIO 1 OFFSHORE MASTER L.P.                                General Partner.
836   4            FAIRHOLME: DYNAMIC EQUITY OFFSHORE L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
837   4            LARGE CAP GROWTH MANAGERS: PORTFOLIO 1      N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
838   4            LARGE CAP VALUE MANAGERS: PORTFOLIO 1       N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
839   4            LATEEF: DYNAMIC EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
840   4            LATEEF: DYNAMIC EQUITY OFFSHORE MASTER      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
841   4            LSV: NON-US EQUITY OFFSHORE L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
842   4            NON-US EQUITY MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
843   4            NON-US EQUITY MANAGERS: PORTFOLIO 2         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
844   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
845   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
846   5              NON-US EQUITY MANAGERS: PORTFOLIO 4       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
847   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
848   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE L.P.                                                   General Partner.
849   5              NON-US EQUITY MANAGERS: PORTFOLIO 5       N/A        N/A        The direct holder is a
                       OFFSHORE MASTER L.P.                                          Limited Partner.
850   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            General Partner.
851   4            PICTET: NON-US EQUITY OFFSHORE L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
852   5              PICTET: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
853   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
854   4            SMALL CAP MANAGERS: PORTFOLIO 1 OFFSHORE    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
855   4            SPRUCEGROVE: NON-US EQUITY OFFSHORE L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
856   4            TAXABLE FIXED INCOME MANAGERS: PORTFOLIO    N/A        N/A        The direct holder is a
                     1 OFFSHORE L.P.                                                 General Partner.
857   4            TRILOGY: NON-US EQUITY OFFSHORE L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
858   4            VONTOBEL: NON-US EQUITY OFFSHORE L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
859   5              VONTOBEL: NON-US EQUITY OFFSHORE MASTER   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
860   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
861   4            WILLIAM BLAIR: NON-US EQUITY OFFSHORE L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
862   3          GSAM INDIA HOLDINGS LIMITED                   100        N/A


863   4            GOLDMAN SACHS ASSET MANAGEMENT (INDIA)      100        N/A
                     PRIVATE LIMITED
864   4            GOLDMAN SACHS TRUSTEE COMPANY (INDIA)       100        N/A
                     PRIVATE LIMITED

865   3          LARGE CAP GROWTH MANAGERS: PORTFOLIO 1        N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
866   3          LARGE CAP VALUE MANAGERS: PORTFOLIO 1         N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
867   3          LATEEF: DYNAMIC EQUITY LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
868   3          LIBERTY HARBOR I AGGREGATING FUND, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
869   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
870   5              GOLDMAN SACHS CONVERTIBLE OPPORTUNITIES   N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
871   5              LH (MAURITIUS) II LIMITED                 100        N/A

872   5              LH (MAURITIUS) LIMITED                    100        N/A

873   3          LIBERTY HARBOR I GP, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
874   4            LIBERTY HARBOR MASTER FUND I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
875   4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
876   5              LIBERTY HARBOR MASTER FUND I, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
877   3          LIBERTY HARBOR I QP FUND, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
878   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
879   3          LIBERTY HARBOR I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
880   4            LIBERTY HARBOR I AGGREGATING FUND, LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
881   3          LIBERTY HARBOR SPECIAL INVESTMENTS, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
882   3          LSV: NON-US EQUITY LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
883   3          Liberty Harbor Distressed Credit              N/A        N/A        The direct holder is a
                   Opportunities Advisors, LLC                                       Managing Member.
884   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     AGGREGATOR I, L.P.                                              General Partner.
885   4            LIBERTY HARBOR DISTRESSED CREDIT            N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
886   5              LIBERTY HARBOR DISTRESSED CREDIT          100        N/A
                       OPPORTUNITIES OFFSHORE HOLDINGS, LTD.
887   6                LIBERTY HARBOR DISTRESSED CREDIT        N/A        N/A        The direct holder is a
                         AGGREGATOR I, L.P.                                          Limited Partner.
888   4            Liberty Harbor Distressed Credit            N/A        N/A        The direct holder is a
                     Opportunities Fund, L.P.                                        General Partner.
889   5              LIBERTY HARBOR DISTRESSED CREDIT          N/A        N/A        The direct holder is a
                       AGGREGATOR I, L.P.                                            Limited Partner.
890   3          NON-US EQUITY MANAGERS: PORTFOLIO 1 [ERISA]   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
891   3          NON-US EQUITY MANAGERS: PORTFOLIO 1           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE MASTER L.P.                      Investment Funds
899   3          PICTET: NON-US EQUITY LLC                     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
901   3          RA Program (A) Unit Trust (for Qualified      525990 - Other        George Town             CAYMAN ISLANDS
                   Institutional Investors only)               Financial Vehicles


902   4            RA PROGRAM (B) UNIT TRUST                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
903   5              GS RA Program I Trading, Inc.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
904   6                GS RA PROGRAM I, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
905   7                  GOLDMAN SACHS PRIVATE EQUITY          525990 - Other        George Town             CAYMAN ISLANDS
                           HOLDINGS, L.P.                      Financial Vehicles
906   8                    GSPEH RAVEN MANAGER STAKE LLC       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      525990 - Other        New York       NY       UNITED STATES
                             STAKE LLC                         Financial Vehicles
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   525910 - Open-End     New York       NY       UNITED STATES
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER      Investment Funds
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    525910 - Open-End     New York       NY       UNITED STATES
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL  Investment Funds
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     525910 - Open-End     New York       NY       UNITED STATES
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES  Investment Funds
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
915   2        GOLDMAN SACHS BANK AG                           522110 - Commercial   Zurich                  SWITZERLAND (OTHER)
                                                               Banking
916   2        GOLDMAN SACHS BANK USA                          522110 - Commercial   New York       NY       UNITED STATES
                                                               Banking
917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    522292 - Real Estate  Irving         TX       UNITED STATES
                   L.P.                                        Credit
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    551112 - Offices of   Irving         TX       UNITED STATES
                   LLC                                         Other Holding
                                                               Companies
919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           522292 - Real Estate  Irving         TX       UNITED STATES
                     CAPITAL, L.P.                             Credit
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
922   3          GOLDMAN SACHS MORTGAGE COMPANY                522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
923   4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
924   5              ARCHON CAPITAL (NON-POOLING), L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
926   4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
927   4            GS MEZZCO GP, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
928   4            GS MEZZCO GP, L.L.C. II                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
929   5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
930   4            GSMC SPECIALTY LLC                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
932   4            GOLDMAN SACHS MORTGAGE COMPANY              522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
933   3          GSCP (DEL) INC.                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
935   5              GS LOAN PARTNERS HOLDINGS LLC             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
936   6                GS LOAN PARTNERS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
937   5              GSFS INVESTMENTS IV, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
938   4            GSCP (DEL) LLC                              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
940   3          GSMMDPGP, INC.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      523110 - Investment   New York       NY       UNITED STATES
                     PRODUCTS, L.P.                            Banking and
                                                               Securities Dealing
942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
943   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
944   5              LLS COMMERCIAL SERVICING INC.             522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
945   5              PROPERTY VIII LLC                         531210 - Offices of   Houston        TX       UNITED STATES
                                                               Real Estate Agents
                                                               and Brokers
946   3          LITTON MORTGAGE SERVICING, LLC                551112 - Offices of   Salt Lake City UT       UNITED STATES
                                                               Other Holding
                                                               Companies
947   4            LITTON LOAN SERVICING LP                    522390 - Other        Houston        TX       UNITED STATES
                                                               Activities Related to
                                                               Credit Intermediation
948   3          WILLIAM STREET COMMITMENT CORPORATION         522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
949   3          WILLIAM STREET CREDIT CORPORATION             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
950   3          WILLIAM STREET EQUITY LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
951   4            WILLIAM STREET FUNDING CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
952   3          WILLIAM STREET LLC                            522298 - All Other    New York       NY       UNITED STATES
                                                               Nondepository Credit
                                                               Intermediation
953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
954   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
955   4            LVB ACQUISITION, INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
956   5              BIOMET, INC.                              525990 - Other        Warsaw         IN       UNITED STATES
                                                               Financial Vehicles
957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
958   3          LVB ACQUISITION HOLDING, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
960   2        GOLDMAN SACHS CANADA FINANCE CO.                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
961   2        GOLDMAN SACHS CANADA FINANCE INC.               551112 - Offices of   Calgary        AB       CANADA
                                                               Other Holding
                                                               Companies
962   3          GOLDMAN SACHS CANADA FINANCE CO.              525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
963   2        GOLDMAN SACHS CANADA INC.                       523110 - Investment   Toronto        ON       CANADA
                                                               Banking and
                                                               Securities Dealing
964   3          GS GLOBAL FUNDING II, CO.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
965   4            GS GLOBAL FUNDING III, CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
966   5              GS GLOBAL FUNDING IV, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
967   2        GOLDMAN SACHS CAPITAL I                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
968   2        GOLDMAN SACHS CAPITAL II                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
969   2        GOLDMAN SACHS CAPITAL III                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
974   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
975   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
976   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
978   4            GOLDMAN SACHS 1, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
979   4            GOLDMAN SACHS 2, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
980   4            GOLDMAN SACHS 3, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
981   4            GOLDMAN SACHS 4, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
982   4            GOLDMAN SACHS 5, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        George Town             CAYMAN ISLANDS
                 COMPANY                                       Financial Vehicles
986   3          Goldman Sachs Developing Markets Real         525990 - Other        London                  UNITED KINGDOM
                   Estate Cooperatief U.A.                     Financial Vehicles                            (OTHER)
987   4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (US) B.V.                 Financial Vehicles
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Wilmington     DE       UNITED STATES
                 COMPANY VOTECO, LLC                           Financial Vehicles
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 FUND GP, L.L.C.                               Financial Vehicles
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD ESC FUND, L.P.          Financial Vehicles
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        New York       NY       UNITED STATES
                     ESTATE PARTNERS PMD QP FUND, L.P.         Financial Vehicles
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     525990 - Other        George Town             CAYMAN ISLANDS
                       ESTATE PARTNERS (US), L.P.              Financial Vehicles
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   525990 - Other        Amsterdam               NETHERLANDS
                         ESTATE PARTNERS (US) COOPERATIEF U.A. Financial Vehicles
995   7                  DMREF ADMIN CAYMAN                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
996   7                  GOLDMAN SACHS DEVELOPING MARKETS      525990 - Other        Amsterdam               NETHERLANDS
                           REAL ESTATE PARTNERS (US) B.V.      Financial Vehicles
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        New York       NY       UNITED STATES
                   ESTATE PARTNERS PMD QP FUND, L.P.           Financial Vehicles
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD ESC FUND OFFSHORE, LTD.          Financial Vehicles
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PMD QP FUND OFFSHORE, LTD.           Financial Vehicles
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (GERMANY) COOPERATIEF U.A.           Financial Vehicles
1001  3          DMREF ADMIN CAYMAN                            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (GERMANY) GP, LLC                    Financial Vehicles
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (GERMANY), L.P.             Financial Vehicles
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       525990 - Other        Amsterdam               NETHERLANDS
                     ESTATE PARTNERS (GERMANY) COOPERATIEF     Financial Vehicles
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 PARTNERS (US) COOPERATIEF U.A.                Financial Vehicles
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                 PARTNERS (US) GP, LLC                         Financial Vehicles
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        George Town             CAYMAN ISLANDS
                   ESTATE PARTNERS (US), L.P.                  Financial Vehicles
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                 SCA                                           Financial Vehicles
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Amsterdam               NETHERLANDS
                   ESTATE SCA COOPERATIEF U.A.                 Financial Vehicles
1010  4            DMREF ADMIN CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    525990 - Other        Amsterdam               NETHERLANDS
                 SCA COOPERATIEF U.A.                          Financial Vehicles
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         525990 - Other        Luxembourg              LUXEMBOURG
                   ESTATE SCA                                  Financial Vehicles
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1015  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1016  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1017  4            BUCK HOLDINGS L.P.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1019  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

892   3          NON-US EQUITY MANAGERS: PORTFOLIO 2           N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
893   3          NON-US EQUITY MANAGERS: PORTFOLIO 3 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
894   4            NON-US EQUITY MANAGERS: PORTFOLIO 3         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
895   3          NON-US EQUITY MANAGERS: PORTFOLIO 4 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
896   4            NON-US EQUITY MANAGERS: PORTFOLIO 4         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
897   3          NON-US EQUITY MANAGERS: PORTFOLIO 5 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
898   4            NON-US EQUITY MANAGERS: PORTFOLIO 5         N/A        N/A        The direct holder is a
                     OFFSHORE MASTER L.P.                                            Limited Partner.
899   3          PICTET: NON-US EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
900   4            PICTET: NON-US EQUITY OFFSHORE MASTER L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
901   3          RA Program (A) Unit Trust (for Qualified      N/A        N/A        The direct holder has
                   Institutional Investors only)                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
902   4            RA PROGRAM (B) UNIT TRUST                   100        N/A

903   5              GS RA Program I Trading, Inc.             100        N/A

904   6                GS RA PROGRAM I, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
905   7                  GOLDMAN SACHS PRIVATE EQUITY          N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
906   8                    GSPEH RAVEN MANAGER STAKE LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
907   8                    GSVF-IV OFFSHORE RAVEN MANAGER      N/A        N/A        The direct holder is a
                             STAKE LLC                                               Managing Member.
908   3          SMALL CAP MANAGERS: PORTFOLIO 1 [SERIES], A   N/A        N/A        The direct holder is a
                   SERIES OF GOLDMAN SACHS GLOBAL MANAGER                            Managing Member.
                   STRATEGIES MANAGED PORTFOLIOS, L.L.C.
909   3          SPRUCEGROVE: NON-US EQUITY LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
910   3          TAXABLE FIXED INCOME MANAGERS: PORTFOLIO 1    N/A        N/A        The direct holder is a
                   [SERIES], A SERIES OF GOLDMAN SACHS GLOBAL                        Managing Member.
                   MANAGER STRATEGIES MANAGED PORTFOLIOS,
                   L.L.C.
911   3          TRILOGY: NON-US EQUITY [SERIES], A SERIES     N/A        N/A        The direct holder is a
                   OF GOLDMAN SACHS GLOBAL MANAGER STRATEGIES                        Managing Member.
                   MANAGED PORTFOLIOS, L.L.C.
912   3          VONTOBEL: NON-US EQUITY LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
913   4            VONTOBEL: NON-US EQUITY OFFSHORE MASTER     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
914   3          WILLIAM BLAIR: NON-US EQUITY LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
915   2        GOLDMAN SACHS BANK AG                           100        N/A

916   2        GOLDMAN SACHS BANK USA                          100        N/A

917   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
918   3          GOLDMAN SACHS COMMERCIAL MORTGAGE CAPITAL,    N/A        N/A        The direct holder is a
                   LLC                                                               Non-Managing Member.

919   4            GOLDMAN SACHS COMMERCIAL MORTGAGE           N/A        N/A        The direct holder is a
                     CAPITAL, L.P.                                                   General Partner.
920   3          GOLDMAN SACHS HOLDINGS (NETHERLANDS) B.V.     100        N/A

921   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  Limited Partner.

922   3          GOLDMAN SACHS MORTGAGE COMPANY                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
923   4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

924   5              ARCHON CAPITAL (NON-POOLING), L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
925   4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
926   4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
927   4            GS MEZZCO GP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
928   4            GS MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
929   5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
930   4            GSMC SPECIALTY LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

931   3          GOLDMAN SACHS REAL ESTATE FUNDING CORP.       100        N/A


932   4            GOLDMAN SACHS MORTGAGE COMPANY              N/A        N/A        The direct holder is a
                                                                                     General Partner.
933   3          GSCP (DEL) INC.                               100        N/A


934   4            GOLDMAN SACHS CREDIT PARTNERS L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
935   5              GS LOAN PARTNERS HOLDINGS LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

936   6                GS LOAN PARTNERS LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
937   5              GSFS INVESTMENTS IV, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
938   4            GSCP (DEL) LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

939   5              GOLDMAN SACHS CREDIT PARTNERS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
940   3          GSMMDPGP, INC.                                100        N/A


941   4            GOLDMAN SACHS MITSUI MARINE DERIVATIVE      N/A        N/A        The direct holder is a
                     PRODUCTS, L.P.                                                  General Partner.

942   3          LITTON CONSUMER AND CORPORATE SERVICING, LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

943   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     General Partner.

944   5              LLS COMMERCIAL SERVICING INC.             100        N/A


945   5              PROPERTY VIII LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

946   3          LITTON MORTGAGE SERVICING, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

947   4            LITTON LOAN SERVICING LP                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

948   3          WILLIAM STREET COMMITMENT CORPORATION         100        N/A


949   3          WILLIAM STREET CREDIT CORPORATION             100        N/A

950   3          WILLIAM STREET EQUITY LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

951   4            WILLIAM STREET FUNDING CORPORATION          100        N/A

952   3          WILLIAM STREET LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

953   2        GOLDMAN SACHS BMET INVESTORS OFFSHORE           N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
954   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
955   4            LVB ACQUISITION, INC.                       97         N/A

956   5              BIOMET, INC.                              100        N/A

957   2        GOLDMAN SACHS BMET INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
958   3          LVB ACQUISITION HOLDING, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
959   2        GOLDMAN SACHS CANADA CREDIT PARTNERS CO.        100        N/A



960   2        GOLDMAN SACHS CANADA FINANCE CO.                100        N/A

961   2        GOLDMAN SACHS CANADA FINANCE INC.               100        N/A


962   3          GOLDMAN SACHS CANADA FINANCE CO.              100        N/A

963   2        GOLDMAN SACHS CANADA INC.                       100        N/A


964   3          GS GLOBAL FUNDING II, CO.                     100        N/A

965   4            GS GLOBAL FUNDING III, CO.                  100        N/A

966   5              GS GLOBAL FUNDING IV, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
967   2        GOLDMAN SACHS CAPITAL I                         100        N/A

968   2        GOLDMAN SACHS CAPITAL II                        100        N/A

969   2        GOLDMAN SACHS CAPITAL III                       100        N/A

970   2        GOLDMAN SACHS CAPITAL PARTNERS V-I GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
971   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
972   3          GOLDMAN SACHS CAPITAL PARTNERS V-I, LTD.      100        N/A

973   3          GOLDMAN SACHS CAPITAL PARTNERS V-IA, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
974   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
975   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
976   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
977   3          GOLDMAN SACHS CAPITAL PARTNERS V-II FUND,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
978   4            GOLDMAN SACHS 1, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
979   4            GOLDMAN SACHS 2, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
980   4            GOLDMAN SACHS 3, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
981   4            GOLDMAN SACHS 4, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
982   4            GOLDMAN SACHS 5, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
983   2        GOLDMAN SACHS CAPITAL PARTNERS V-II FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
984   2        GOLDMAN SACHS CAPITAL PARTNERS V-II GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
985   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 COMPANY
986   3          Goldman Sachs Developing Markets Real         N/A        N/A        The direct holder is a
                   Estate Cooperatief U.A.                                           Non-Managing Member.
987   4            DMREF ADMIN CAYMAN                          99         N/A

988   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       75         N/A
                     ESTATE PARTNERS (US) B.V.
989   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 COMPANY VOTECO, LLC                                                 Managing Member.
990   2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 FUND GP, L.L.C.                                                     Non-Managing Member.
991   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD ESC FUND, L.P.                                General Partner.
992   4            GOLDMAN SACHS DEVELOPING MARKETS REAL       N/A        N/A        The direct holder is a
                     ESTATE PARTNERS PMD QP FUND, L.P.                               Limited Partner.
993   5              GOLDMAN SACHS DEVELOPING MARKETS REAL     N/A        N/A        The direct holder is a
                       ESTATE PARTNERS (US), L.P.                                    Limited Partner.
994   6                GOLDMAN SACHS DEVELOPING MARKETS REAL   100        N/A
                         ESTATE PARTNERS (US) COOPERATIEF U.A.
995   7                  DMREF ADMIN CAYMAN                    99         N/A

996   7                  GOLDMAN SACHS DEVELOPING MARKETS      75         N/A
                           REAL ESTATE PARTNERS (US) B.V.
997   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS PMD QP FUND, L.P.                                 General Partner.
998   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD ESC FUND OFFSHORE, LTD.
999   3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A
                   ESTATE PMD QP FUND OFFSHORE, LTD.
1000  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    99         N/A
                 PARTNERS (GERMANY) COOPERATIEF U.A.
1001  3          DMREF ADMIN CAYMAN                            99         N/A

1002  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (GERMANY) GP, LLC                                          Non-Managing Member.
1003  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (GERMANY), L.P.                                   General Partner.
1004  4            GOLDMAN SACHS DEVELOPING MARKETS REAL       99         N/A
                     ESTATE PARTNERS (GERMANY) COOPERATIEF
                     U.A.
1005  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A
                 PARTNERS (US) COOPERATIEF U.A.
1006  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 PARTNERS (US) GP, LLC                                               Non-Managing Member.
1007  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE PARTNERS (US), L.P.                                        General Partner.
1008  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    100        N/A        This holding represents
                 SCA                                                                 ownership in A-2 shares.
1009  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         N/A        N/A        The direct holder is a
                   ESTATE SCA COOPERATIEF U.A.                                       Non-Managing Member.
1010  4            DMREF ADMIN CAYMAN                          99         N/A

1011  2        GOLDMAN SACHS DEVELOPING MARKETS REAL ESTATE    N/A        N/A        The direct holder is a
                 SCA COOPERATIEF U.A.                                                Non-Managing Member.
1012  2        GOLDMAN SACHS DEVELOPING MARKETS S.A.R.L.       100        N/A

1013  3          GOLDMAN SACHS DEVELOPING MARKETS REAL         100        N/A        This holding represents
                   ESTATE SCA                                                        ownership in A-1 shares.
1014  2        GOLDMAN SACHS DGC INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1015  3          BUCK HOLDINGS L.P.                            100        12

1016  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1017  4            BUCK HOLDINGS L.P.                          100        12

1018  2        GOLDMAN SACHS DGC INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1019  3          BUCK HOLDINGS L.P.                            100        12

1020  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1023  3          FREEDOMPAY, INC.                              525990 - Other        Newtown Square PA       UNITED STATES
                                                               Financial Vehicles
1024  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1025  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1026  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1027  3          UES OCNS HOLDINGS                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1028  4            OCNS CAYMAN GP                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1029  5              OCNS CAYMAN, L.P.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUNDS GP, L.L.C.                     Financial Vehicles
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     525910 - Open-End     St. Peter Port          GUERNSEY
                                                               Investment Funds
1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1042  3          EDUCATION MANAGEMENT CORPORATION              525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles


1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               525990 - Other        Eschborn                GERMANY
                                                               Financial Vehicles


1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      525910 - Open-End     Dublin                  IRELAND
                 FUND (A SUBFUND OF GOLDMAN SACHS              Investment Funds
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       551112 - Offices of   New York       NY       UNITED STATES
                 HOLDINGS, LP                                  Other Holding
                                                               Companies
1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     523130 - Commodity    Halifax        NS       CANADA
                   CORPORATION                                 Contracts Dealing
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         525990 - Other        Wilmington     DE       UNITED STATES
                 LONG/SHORT FUND, LLC                          Financial Vehicles
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1059  3          CER HOLDINGS GP                               551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1060  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1061  5              CER INVESTMENTS 1                         523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1062  3          GOLDMAN SACHS (AO) L.L.C.                     523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1066  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        523110 - Investment   Beijing                 CHINA, PEOPLES
                         COMPANY LIMITED                       Banking and                                   REPUBLIC OF
                                                               Securities Dealing
1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1069  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    551112 - Offices of   Beijing                 CHINA, PEOPLES
                     LIMITED                                   Other Holding                                 REPUBLIC OF
                                                               Companies

1071  5              BEIJING GAO HUA SECURITIES COMPANY        523120 - Securities   Beijing                 CHINA, PEOPLES
                       LIMITED                                 Brokerage                                     REPUBLIC OF
1072  4            CORNWALL INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1075  5              AKIMOTOKO (DELAWARE) L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1076  5              AQUAMARINE (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1079  5              KAGAWA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1080  5              KATSUO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1081  5              KIRORO (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1082  5              MATSU (DELAWARE) L.L.C.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         551114 - Corporate,   Federal                 MALAYSIA (OTHER)
                                                               Subsidiary, and       Territory of
                                                               Regional Managing     Labuan
                                                               Offices
1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   525990 - Other        Beijing                 CHINA, PEOPLES
                         LTD.                                  Financial Vehicles                            REPUBLIC OF
1087  5              SAGAMIKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1089  5              TOWADAKO (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1091  5              DHONI CAYMAN GP LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1093  5              DHONI CAYMAN HOLDINGS LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           525990 - Other        Ebene                   MAURITIUS
                       (MAURITIUS) LIMITED                     Financial Vehicles
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                       LIMITED                                 Financial Vehicles
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      523999 -              George Town             CAYMAN ISLANDS
                       LTD.                                    Miscellaneous
                                                               Financial Investment
                                                               Activities
1098  5              GS HONY HOLDINGS I LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1099  5              GS HONY HOLDINGS II LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1100  5              GSPS ASIA LIMITED                         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1101  6                GREEN LOTUS LIMITED                     525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1102  6                GSPS DAI VIET LTD.                      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1103  6                NAM VIET LTD.                           525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1104  5              TIGER STRATEGIC INVESTMENTS LTD           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1105  6                JADE DRAGON (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1106  7                  GOLDMAN SACHS CHINA STRATEGIC         525990 - Other        Ebene                   MAURITIUS
                           INVESTMENTS LIMITED                 Financial Vehicles
1107  7                  GOLDMAN SACHS CHINA VENTURE I         551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1108  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1109  7                  GOLDMAN SACHS CHINA VENTURE II        551112 - Offices of   Ebene                   MAURITIUS
                           (MAURITIUS) LIMITED                 Other Holding
                                                               Companies
1110  8                    JADE DRAGON VENTURE INVESTMENT      525990 - Other        Beijing                 CHINA, PEOPLES
                             LIMITED                           Financial Vehicles                            REPUBLIC OF
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1112  8                    ZAHEER MAURITIUS                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1113  6                PANDA INVESTMENTS LTD                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      525990 - Other        Ebene                   MAURITIUS
                           LIMITED                             Financial Vehicles
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   525990 - Other        Ebene                   MAURITIUS
                           II LIMITED                          Financial Vehicles
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1117  8                    M. PALLONJI ENTERPRISES PRIVATE     525990 - Other        Mumbai                  INDIA (OTHER)
                             LIMITED                           Financial Vehicles
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1121  6                WWD RUBY LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
1122  4            GSAF HOLDINGS NOMINEE I LIMITED             525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1123  4            GSAF HOLDINGS NOMINEE II LIMITED            525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1124  4            KIRI (DELAWARE) L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1125  4            SHIGA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         525990 - Other        Camana Bay              CAYMAN ISLANDS
                                                               Financial Vehicles
1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     551112 - Offices of   New York       NY       UNITED STATES
                     L.P.                                      Other Holding
                                                               Companies
1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         551112 - Offices of   NEW YORK       NY       UNITED STATES
                   (CANADA) HOLDINGS LP                        Other Holding
                                                               Companies
1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       523999 -              Halifax        NS       CANADA
                     (CANADA) CO.                              Miscellaneous
                                                               Financial Investment
                                                               Activities
1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   523920 - Portfolio    Sao Paulo               BRAZIL
                                                               Management
1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     551112 - Offices of   New York       NY       UNITED STATES
                   HOLDINGS, LP                                Other Holding
                                                               Companies
1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    551114 - Corporate,   Col Lomas de            MEXICO
                   DE C.V.                                     Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         523120 - Securities   Mexico City             MEXICO
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,     Brokerage
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1143  4            GOLDMAN SACHS (RUSSIA)                      523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         523999 -              London                  UNITED KINGDOM
                     (U.K.) LIMITED                            Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1145  5              CMC Markets PLC                           551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1146  6                CMC MARKETS UK HOLDINGS LIMITED         551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1147  7                  CMC Group Limited                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation

1020  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1021  2        GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
1022  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

1023  3          FREEDOMPAY, INC.                              32         N/A

1024  3          FS INVEST SARL                                44         N/A

1025  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1026  3          SUNGARD CAPITAL CORP.                         99         N/A


1027  3          UES OCNS HOLDINGS                             99         N/A

1028  4            OCNS CAYMAN GP                              70         N/A

1029  5              OCNS CAYMAN, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1030  2        GOLDMAN SACHS DIRECT STRATEGIES FUND II         100        N/A
                 OFFSHORE, LTD.
1031  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES II       N/A        N/A        The direct holder is a
                 EMPLOYEE FUNDS GP, L.L.C.                                           Non-Managing Member.
1032  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1033  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1034  2        GOLDMAN SACHS DISTRESSED OPPORTUNITIES III      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1035  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1036  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1037  2        GOLDMAN SACHS DYNAMIC OPPORTUNITIES LIMITED     100        N/A

1038  2        GOLDMAN SACHS EARLY SECONDARIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1039  3          GS ESF QEP OFFSHORE HOLDINGS CORP.            100        N/A

1040  2        GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1041  2        GOLDMAN SACHS EDMC INVESTORS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1042  3          EDUCATION MANAGEMENT CORPORATION              42         N/A

1043  2        GOLDMAN SACHS EUR EURIBOR TRACKER - 6 MONTHS    100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1044  2        GOLDMAN SACHS EURO EURIBOR TRACKER 3 MONTHS     100        N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1045  2        GOLDMAN SACHS EUSA OFFSHORE ADVISORS, INC.      100        N/A

1046  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
1047  3          GOLDMAN SACHS EUSA INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1048  2        GOLDMAN SACHS FINANCIAL MARKETS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1049  3          GOLDMAN SACHS FINANCIAL MARKETS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.

1050  2        GOLDMAN SACHS FINANCIAL MARKETS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1051  2        GOLDMAN SACHS FINANCIAL PRODUCTS I LIMITED      N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1052  2        GOLDMAN SACHS FINANZPRODUKTE GMBH               N/A        N/A        Entity is not controlled
                                                                                     for FRY-10 purposes but is
                                                                                     controlled for FRY-11
                                                                                     purposes.
1053  2        GOLDMAN SACHS GBP LIBOR TRACKER - 6 MONTHS      28         N/A
                 FUND (A SUBFUND OF GOLDMAN SACHS
                 INSTITUTIONAL FUNDS PLC)
1054  2        GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)       N/A        N/A        The direct holder is a
                 HOLDINGS, LP                                                        Limited Partner.

1055  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     100        N/A
                   CORPORATION
1056  2        GOLDMAN SACHS GLOBAL FUNDAMENTAL EQUITY         N/A        N/A        The direct holder is a
                 LONG/SHORT FUND, LLC                                                Non-Managing Member.
1057  2        GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1058  3          ARROW CORPORATE MEMBER HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1059  3          CER HOLDINGS GP                               100        N/A


1060  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     General Partner.

1061  5              CER INVESTMENTS 1                         100        N/A



1062  3          GOLDMAN SACHS (AO) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1063  3          GOLDMAN SACHS (ASIA PACIFIC) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1064  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1065  4            BEIJING DE SHANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1066  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1067  6                GOLDMAN SACHS GAO HUA SECURITIES        N/A        N/A        The direct holder is a
                         COMPANY LIMITED                                             Non-Managing Member.

1068  4            BEIJING GAO WANG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1069  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1070  4            BEIJING HOU FENG VENTURE CAPITAL COMPANY    N/A        N/A        The direct holder has
                     LIMITED                                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1071  5              BEIJING GAO HUA SECURITIES COMPANY        75         N/A
                       LIMITED
1072  4            CORNWALL INVESTMENTS LIMITED                100        N/A


1073  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1074  4            GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED  100        N/A


1075  5              AKIMOTOKO (DELAWARE) L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1076  5              AQUAMARINE (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1077  5              EXPRESS INVESTMENTS II PRIVATE LTD.       100        N/A


1078  5              EXPRESS INVESTMENTS III PRIVATE LTD.      100        N/A


1079  5              KAGAWA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1080  5              KATSUO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1081  5              KIRORO (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1082  5              MATSU (DELAWARE) L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1083  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1084  6                RONG SHENG ASSET MANAGEMENT CO. LTD.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1085  5              MERCER INVESTMENTS V PRIVATE LTD.         100        N/A



1086  6                BEIJING GOLDMAN SACHS CONSULTING CO.,   N/A        N/A        The direct holder is a
                         LTD.                                                        Non-Managing Member.
1087  5              SAGAMIKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1088  5              SHIKOTSUKO (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1089  5              TOWADAKO (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1090  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1091  5              DHONI CAYMAN GP LTD.                      100        N/A

1092  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1093  5              DHONI CAYMAN HOLDINGS LTD.                100        N/A

1094  6                DHONI CAYMAN LIMITED PARTNERSHIP        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1095  5              GOLDMAN SACHS CHINA INVESTMENTS           100        N/A
                       (MAURITIUS) LIMITED
1096  5              GOLDMAN SACHS RE INVESTMENTS HOLDINGS     100        N/A
                       LIMITED
1097  5              GS COMMODITY ASSET HOLDINGS (CAYMAN)      100        N/A
                       LTD.


1098  5              GS HONY HOLDINGS I LTD.                   100        N/A

1099  5              GS HONY HOLDINGS II LTD.                  100        N/A

1100  5              GSPS ASIA LIMITED                         100        N/A

1101  6                GREEN LOTUS LIMITED                     100        N/A

1102  6                GSPS DAI VIET LTD.                      100        N/A

1103  6                NAM VIET LTD.                           100        N/A

1104  5              TIGER STRATEGIC INVESTMENTS LTD           100        N/A


1105  6                JADE DRAGON (MAURITIUS) LIMITED         100        N/A

1106  7                  GOLDMAN SACHS CHINA STRATEGIC         100        N/A
                           INVESTMENTS LIMITED
1107  7                  GOLDMAN SACHS CHINA VENTURE I         100        N/A
                           (MAURITIUS) LIMITED

1108  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1109  7                  GOLDMAN SACHS CHINA VENTURE II        100        N/A
                           (MAURITIUS) LIMITED

1110  8                    JADE DRAGON VENTURE INVESTMENT      100        N/A
                             LIMITED
1111  7                  ZAHEER HOLDINGS (MAURITIUS)           98         N/A


1112  8                    ZAHEER MAURITIUS                    100        N/A

1113  6                PANDA INVESTMENTS LTD                   100        N/A


1114  7                  GOLDMAN SACHS STRATEGIC HOLDINGS      100        N/A
                           LIMITED
1115  7                  GOLDMAN SACHS STRATEGIC INVESTMENTS   100        N/A
                           II LIMITED
1116  7                  GS STRATEGIC INVESTMENTS LIMITED      100        N/A

1117  8                    M. PALLONJI ENTERPRISES PRIVATE     39         N/A
                             LIMITED
1118  5              TRIUMPH II INVESTMENTS (IRELAND) LIMITED  100        N/A

1119  5              VANTAGE QUEST (MAURITIUS) LIMITED         100        N/A

1120  5              VANTAGE STRIDE (MAURITIUS) LIMITED        100        N/A

1121  6                WWD RUBY LIMITED                        100        N/A

1122  4            GSAF HOLDINGS NOMINEE I LIMITED             100        N/A

1123  4            GSAF HOLDINGS NOMINEE II LIMITED            100        N/A

1124  4            KIRI (DELAWARE) L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1125  4            SHIGA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1126  3          GOLDMAN SACHS (CAYMAN) HOLDING COMPANY        100        N/A


1127  3          GOLDMAN SACHS (CAYMAN) TRUST, LIMITED         100        N/A

1128  3          GOLDMAN SACHS (CHINA) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


1129  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1130  4            GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.

1131  3          GOLDMAN SACHS ADMINISTRATION SERVICES         N/A        N/A        The direct holder is a
                   (CANADA) HOLDINGS LP                                              Limited Partner.

1132  4            GOLDMAN SACHS ADMINISTRATION SERVICES       100        N/A
                     (CANADA) CO.


1133  3          GOLDMAN SACHS ARGENTINA L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1134  3          GOLDMAN SACHS ASSET MANAGEMENT BRASIL LTDA.   100        N/A

1135  3          GOLDMAN SACHS ASSET MANAGEMENT, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1136  3          GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)     N/A        N/A        The direct holder is a
                   HOLDINGS, LP                                                      Limited Partner.

1137  3          GOLDMAN SACHS GLOBAL SERVICES II LIMITED      100        N/A



1138  3          GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L.    N/A        N/A        The direct holder is a
                   DE C.V.                                                           Limited Partner.


1139  4            GS SERVICIOS FINANCIEROS DE MEXICO,         100        N/A
                     SOCIEDAD ANONIMA DE CAPITAL VARIABLE,
                     SOCIEDAD FINANCIERA DE OBJETO MULTIPLE,
                     ENTIDAD NO REGULADA
1140  4            GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.    100        100


1141  3          GOLDMAN SACHS HOLDINGS (MAURITIUS) LIMITED    100        N/A


1142  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1143  4            GOLDMAN SACHS (RUSSIA)                      99         N/A


1144  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         100        N/A
                     (U.K.) LIMITED


1145  5              CMC Markets PLC                           9          N/A


1146  6                CMC MARKETS UK HOLDINGS LIMITED         100        N/A


1147  7                  CMC Group Limited                     100        N/A

1148  7                  CMC MARKETS UK PLC                    523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1149  8                    CMC Markets US LLC                  523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
1150  7                  CMC Spreadbet Plc                     523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1151  7                  CMC Trustees Limited                  523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1152  7                  Information Internet Limited          541511 - Computer     London                  UNITED KINGDOM
                                                               program or software                           (OTHER)
                                                               development
1153  6                CMC Markets (Finance) Limited           523910 -              London                  UNITED KINGDOM
                                                               Miscellaneous                                 (OTHER)
                                                               Intermediation
1154  6                CMC Markets Overseas Holdings Limited   551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1155  7                  CMC Markets Asia Limited              523910 -              Wan Chai                HONG KONG
                                                               Miscellaneous
                                                               Intermediation
1156  7                  CMC Markets Canada Inc                523910 -              Toronto        ON       CANADA
                                                               Miscellaneous
                                                               Intermediation
1157  7                  CMC Markets Development (pty)         523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1158  7                  CMC Markets Digital Options GmbH      541511 - Computer     Vienna                  AUSTRIA
                                                               program or software
                                                               development
1159  7                  CMC Markets Group Australia Pty Ltd.  551112 - Offices of   Sydney                  AUSTRALIA
                                                               Other Holding
                                                               Companies
1160  8                    CMC MARKETS ASIA PACIFIC PTY        541990 - All Other    Sydney                  AUSTRALIA
                             LIMITED                           Professional,
                                                               Scientific, and
                                                               Technical Services
1161  9                      CMC Markets Pty Ltd               523910 -              Sydney                  AUSTRALIA
                                                               Miscellaneous
                                                               Intermediation
1162  10                       CMC International Financial     541990 - All Other    Dong Cheng              CHINA, PEOPLES
                                 Consulting (Beijing) Co., Ltd Professional,         District                REPUBLIC OF
                                                               Scientific, and
                                                               Technical Services
1163  8                    CMC Markets Stockbroking Limited    523120 - Securities   Sydney                  AUSTRALIA
                                                               Brokerage
1164  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees (No.2 Account) Pty       Transactions
                             Limited                           Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1165  8                    CMC Markets Stockbroking Limited    522320 - Financial    Sydney                  AUSTRALIA
                             Nominees Pty Limited              Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
1166  7                  CMC Markets Japan KK                  523910 -              Tokyo                   JAPAN
                                                               Miscellaneous
                                                               Intermediation
1167  7                  CMC Markets NZ Limited                523910 -              Auckland                NEW ZEALAND (OTHER)
                                                               Miscellaneous
                                                               Intermediation
1168  7                  CMC Markets Singapore Pte. Ltd        541990 - All Other    Singapore               SINGAPORE
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1169  7                  CMC Markets South Africa (pty)        523910 -              Sunninghill             SOUTH AFRICA
                           Limited                             Miscellaneous
                                                               Intermediation
1170  4            TEX FUNDING                                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1171  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    551112 - Offices of   Dublin                  IRELAND
                                                               Other Holding
                                                               Companies
1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         522110 - Commercial   Dublin                  IRELAND
                                                               Banking
1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     525910 - Open-End     Dublin                  IRELAND
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS    Investment Funds
                     GLOBAL MULTI MANAGER FUNDS

1177  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1178  3          GOLDMAN SACHS SAUDI ARABIA                    525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     525910 - Open-End     Osasco                  BRAZIL
                     CREDITORIOS NAO-PADRONIZADOS              Investment Funds
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        523120 - Securities   Sao Paulo               BRAZIL
                     TITULOS E VALORES MOBILIARIOS S/A         Brokerage
1182  3          GS (ASIA) L.P.                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1183  4            GOLDMAN SACHS (JAPAN) LTD.                  551112 - Offices of   Tortola                 BRITISH VIRGIN
                                                               Other Holding                                 ISLANDS
                                                               Companies
1184  5              GOLDMAN SACHS JAPAN CO., LTD.             523110 - Investment   Tokyo                   JAPAN
                                                               Banking and
                                                               Securities Dealing
1185  6                GOLDMAN SACHS DIVERSIFIED               525910 - Open-End     George Town             CAYMAN ISLANDS
                         MULTI-SECTOR PORTFOLIO YEN FUND       Investment Funds
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        541990 - All Other    Tokyo                   JAPAN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1187  5              MLT INVESTMENTS LTD.                      551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1188  6                ELEVATECH LIMITED                       525990 - Other        Hong Kong               HONG KONG
                                                               Financial Vehicles
1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       525990 - Other        Tortola                 BRITISH VIRGIN
                          LIMITED                              Financial Vehicles                            ISLANDS
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     525990 - Other        Wilmington     DE       UNITED STATES
                         (ASIA) L.L.C.                         Financial Vehicles
1191  7                  AGALIA CAPITAL LTD.                   525990 - Other        Tortola                 BRITISH VIRGIN
                                                               Financial Vehicles                            ISLANDS
1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1193  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1195  5              TRIUMPH III INVESTMENTS (IRELAND)         525990 - Other        Dublin                  IRELAND
                       LIMITED                                 Financial Vehicles
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1199  4            FRANKFURTER MOBILIEN LIMITED                525990 - Other        Saint Helier            JERSEY
                                                               Financial Vehicles
1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LLC                     Other Holding
                                                               Companies
1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     551112 - Offices of   NEW YORK       NY       UNITED STATES
                       (CANADA) HOLDINGS LP                    Other Holding
                                                               Companies
1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       551112 - Offices of   NEW YORK       NY       UNITED STATES
                     (CANADA) HOLDINGS LP                      Other Holding
                                                               Companies
1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      525990 - Other        London                  UNITED KINGDOM
                       LIMITED                                 Financial Vehicles                            (OTHER)
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   551112 - Offices of   NEW YORK       NY       UNITED STATES
                     HOLDINGS LLC                              Other Holding
                                                               Companies
1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          551112 - Offices of   New York       NY       UNITED STATES
                       (CANADA) HOLDINGS, LP                   Other Holding
                                                               Companies
1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         525990 - Other        Wilmington     DE       UNITED STATES
                     (ASIA) L.L.C.                             Financial Vehicles
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1209  4            GS CAPITAL FUNDING, INC.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1210  5              GS CAPITAL FUNDING (UK) II LIMITED        551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1212  4            GS DIVERSIFIED FINANCE III, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1213  5              GS DIVERSIFIED HOLDINGS II LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1214  4            GS DIVERSIFIED FINANCE V, LLC               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1215  4            GS DIVERSIFIED HOLDINGS II LLC              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1216  4            GS GLOBAL FUNDING II, CO.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1217  4            GS LONGPORT INVESTMENT CORPORATION          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1218  4            GS Wind Power I, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1219  4            GSFS (CAYMAN) 2002 A LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1220  4            JLQ LLC                                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1221  5              GK SPICA                                  525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1222  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1223  6                GK BLUE SQUARE                          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1224  6                I PET CO., LTD                          524128 - Other Direct Tokyo                   JAPAN
                                                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      524128 - Other Direct Tokyo                   JAPAN
                           JIGYO                               Insurance (except
                                                               life, health, and
                                                               medical) Carriers
1226  4            JTGLQ COMPANY                               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1228  4            KEYAKIZAKA FINANCE CO., LTD.                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1230  5              BAEKDU INVESTMENTS LIMITED                551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1231  4            LANSDALE INVESTMENTS LIMITED                523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1232  4            MHLQ, S. DE R.L. DE C.V.                    525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1233  4            MLQ2 (DELAWARE) LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1234  5              MBD Holdings GK                           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1235  6                GK IZUMO CAPITAL                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1236  6                GK JUPITER INVESTMENT II                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1237  6                GK JUPITER INVESTMENT III               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1238  6                GK MISHIMA CAPITAL                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1239  6                GK OUKA                                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1240  6                GK SHIROKAWA                            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1241  6                GK TERAMACHI CAPITAL                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1242  6                SH OUKA HOLDINGS                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1243  7                  GK OUKA                               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1244  6                YK HOLDINGS CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1245  4            NAEBA (DELAWARE) L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1246  4            NJLQ (IRELAND) LIMITED                      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1247  4            RESTAMOVE IRELAND LIMITED                   523110 - Investment   Dublin                  IRELAND
                                                               Banking and
                                                               Securities Dealing
1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1249  4            SHIMANE (DELAWARE) LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1250  4            SHIZUOKA (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1251  4            SINGEL COOL ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1252  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1253  6                Archon Group Gestion                    525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1254  6                GESTION IMMOBILIERE HAUSSMANN           525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1255  4            SINGEL COOL TWO B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1256  5              ARCHON GROUP (FRANCE)                     525990 - Other        Paris                   FRANCE (OTHER)
                                                               Financial Vehicles
1257  4            STRATEGIC INVESTMENT JV LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1258  4            UNI OCNS HOLDINGS                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1259  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1262  6                Goldman Sachs (India) Finance Private   522294 - Secondary    Mumbai                  INDIA (OTHER)
                         Limited                               Market Financing
1263  5              Goldman Sachs (India) Finance Private     522294 - Secondary    Mumbai                  INDIA (OTHER)
                       Limited                                 Market Financing
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     523110 - Investment   Ebene                   MAURITIUS
                     LIMITED                                   Banking and
                                                               Securities Dealing
1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1266  6                GOLDMAN SACHS (INDIA) SECURITIES        523110 - Investment   Mumbai                  INDIA (OTHER)
                         PRIVATE LIMITED                       Banking and
                                                               Securities Dealing
1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  541990 - All Other    Bangalore               INDIA (OTHER)
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1268  6                TALBOT INVESTMENTS LIMITED              523110 - Investment   George Town             CAYMAN ISLANDS
                                                               Banking and
                                                               Securities Dealing
1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
1270  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1271  4            CER HOLDINGS LP                             551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     523130 - Commodity    Sydney                  AUSTRALIA
                                                               Contracts Dealing
1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    551112 - Offices of   George Town             CAYMAN ISLANDS
                     CAYMAN LTD.                               Other Holding
                                                               Companies
1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         AGGREGATING FUND HOLDINGS OFFSHORE,   Investment Funds
                         L.P.

1148  7                  CMC MARKETS UK PLC                    100        N/A


1149  8                    CMC Markets US LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1150  7                  CMC Spreadbet Plc                     100        N/A


1151  7                  CMC Trustees Limited                  100        N/A


1152  7                  Information Internet Limited          100        N/A


1153  6                CMC Markets (Finance) Limited           100        N/A


1154  6                CMC Markets Overseas Holdings Limited   100        N/A


1155  7                  CMC Markets Asia Limited              100        N/A


1156  7                  CMC Markets Canada Inc                100        N/A


1157  7                  CMC Markets Development (pty)         100        N/A
                           Limited

1158  7                  CMC Markets Digital Options GmbH      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1159  7                  CMC Markets Group Australia Pty Ltd.  100        N/A


1160  8                    CMC MARKETS ASIA PACIFIC PTY        100        N/A
                             LIMITED


1161  9                      CMC Markets Pty Ltd               100        N/A


1162  10                       CMC International Financial     N/A        N/A        The direct holder is a
                                 Consulting (Beijing) Co., Ltd                       Managing Member.


1163  8                    CMC Markets Stockbroking Limited    100        N/A

1164  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees (No.2 Account) Pty
                             Limited


1165  8                    CMC Markets Stockbroking Limited    100        N/A
                             Nominees Pty Limited



1166  7                  CMC Markets Japan KK                  100        N/A


1167  7                  CMC Markets NZ Limited                100        N/A


1168  7                  CMC Markets Singapore Pte. Ltd        100        N/A



1169  7                  CMC Markets South Africa (pty)        100        N/A
                           Limited

1170  4            TEX FUNDING                                 100        N/A

1171  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1172  4            GOLDMAN SACHS IRELAND GROUP LIMITED         100        N/A


1173  5              GOLDMAN SACHS IRELAND HOLDINGS LIMITED    100        N/A


1174  6                GOLDMAN SACHS BANK (EUROPE) PLC         100        N/A

1175  3          GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED    100        N/A

1176  4            GOLDMAN SACHS STRATEGIC EUROPE PARTNERS     N/A        N/A        The direct holder has
                     EURO FUND, A SUB-FUND OF GOLDMAN SACHS                          Control through a
                     GLOBAL MULTI MANAGER FUNDS                                      Management Agreement or
                                                                                     other arrangements.
1177  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1178  3          GOLDMAN SACHS SAUDI ARABIA                    100        N/A

1179  3          GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A    100        N/A

1180  4            GARDA FUNDO DE INVESTIMENTO EM DIREITOS     100        N/A
                     CREDITORIOS NAO-PADRONIZADOS
                     MULTICARTEIRA
1181  4            GOLDMAN SACHS DO BRASIL CORRETORA DE        100        N/A
                     TITULOS E VALORES MOBILIARIOS S/A
1182  3          GS (ASIA) L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.

1183  4            GOLDMAN SACHS (JAPAN) LTD.                  100        N/A


1184  5              GOLDMAN SACHS JAPAN CO., LTD.             100        N/A


1185  6                GOLDMAN SACHS DIVERSIFIED               100        N/A
                         MULTI-SECTOR PORTFOLIO YEN FUND
                         (FOR QUALIFIED INSTITUTIONAL
                         INVESTORS)
1186  5              GOLDMAN SACHS JAPAN HOLDINGS, LTD.        100        N/A



1187  5              MLT INVESTMENTS LTD.                      100        N/A


1188  6                ELEVATECH LIMITED                       100        N/A

1189  6                GLOBAL TECHNOLOGIES INTERNATIONAL       100        N/A
                         LIMITED
1190  6                GOLDMAN SACHS STRATEGIC INVESTMENTS     N/A        N/A        The direct holder is a
                         (ASIA) L.L.C.                                               Managing Member.
1191  7                  AGALIA CAPITAL LTD.                   75         N/A

1192  3          GS ASIAN VENTURE (DELAWARE) L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1193  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     General Partner.

1194  4            BEST II INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1195  5              TRIUMPH III INVESTMENTS (IRELAND)         100        N/A
                       LIMITED
1196  5              TRIUMPH INVESTMENTS (IRELAND) LIMITED     100        N/A

1197  4            BEST INVESTMENTS (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1198  4            CAPITAL INVESTMENTS (U.S.) III, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1199  4            FRANKFURTER MOBILIEN LIMITED                99         N/A

1200  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LLC                                           Managing Member.

1201  5              GOLDMAN SACHS ADMINISTRATION SERVICES     N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS LP                                          General Partner.

1202  4            GOLDMAN SACHS ADMINISTRATION SERVICES       N/A        N/A        The direct holder is a
                     (CANADA) HOLDINGS LP                                            Limited Partner.

1203  4            GOLDMAN SACHS CAPITAL INVESTMENTS LIMITED   100        N/A

1204  5              GOLDMAN SACHS CAPITAL INVESTMENTS II      100        N/A
                       LIMITED
1205  4            GOLDMAN SACHS GLOBAL COMMODITIES (CANADA)   N/A        N/A        The direct holder is a
                     HOLDINGS LLC                                                    Non-Managing Member.

1206  5              GOLDMAN SACHS GLOBAL COMMODITIES          N/A        N/A        The direct holder is a
                       (CANADA) HOLDINGS, LP                                         General Partner.

1207  4            GOLDMAN SACHS STRATEGIC INVESTMENTS         N/A        N/A        The direct holder is a
                     (ASIA) L.L.C.                                                   Managing Member.
1208  4            GS ASIAN VENTURE (DELAWARE) L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1209  4            GS CAPITAL FUNDING, INC.                    100        N/A

1210  5              GS CAPITAL FUNDING (UK) II LIMITED        100        N/A


1211  6                GS CAPITAL FUNDING (CAYMAN) LIMITED     100        N/A

1212  4            GS DIVERSIFIED FINANCE III, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1213  5              GS DIVERSIFIED HOLDINGS II LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1214  4            GS DIVERSIFIED FINANCE V, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1215  4            GS DIVERSIFIED HOLDINGS II LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1216  4            GS GLOBAL FUNDING II, CO.                   100        N/A

1217  4            GS LONGPORT INVESTMENT CORPORATION          100        N/A

1218  4            GS Wind Power I, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1219  4            GSFS (CAYMAN) 2002 A LIMITED                100        N/A

1220  4            JLQ LLC                                     100        N/A

1221  5              GK SPICA                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1222  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1223  6                GK BLUE SQUARE                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1224  6                I PET CO., LTD                          83         N/A



1225  7                  I PET CLUB KENKO SOKUSHIN KYOSAI      N/A        N/A        The direct holder is a
                           JIGYO                                                     General Partner.


1226  4            JTGLQ COMPANY                               100        N/A

1227  5              GS STRATEGIC INVESTMENTS JAPAN LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1228  4            KEYAKIZAKA FINANCE CO., LTD.                100        N/A

1229  4            LANDPRO INVESTMENTS (DELAWARE) L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1230  5              BAEKDU INVESTMENTS LIMITED                100        N/A


1231  4            LANSDALE INVESTMENTS LIMITED                100        N/A


1232  4            MHLQ, S. DE R.L. DE C.V.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1233  4            MLQ2 (DELAWARE) LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1234  5              MBD Holdings GK                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1235  6                GK IZUMO CAPITAL                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1236  6                GK JUPITER INVESTMENT II                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1237  6                GK JUPITER INVESTMENT III               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1238  6                GK MISHIMA CAPITAL                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1239  6                GK OUKA                                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1240  6                GK SHIROKAWA                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1241  6                GK TERAMACHI CAPITAL                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1242  6                SH OUKA HOLDINGS                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1243  7                  GK OUKA                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1244  6                YK HOLDINGS CO., LTD.                   100        N/A

1245  4            NAEBA (DELAWARE) L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1246  4            NJLQ (IRELAND) LIMITED                      100        N/A

1247  4            RESTAMOVE IRELAND LIMITED                   100        N/A


1248  4            SENNA INVESTMENTS (IRELAND) LIMITED         100        N/A

1249  4            SHIMANE (DELAWARE) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1250  4            SHIZUOKA (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1251  4            SINGEL COOL ONE B.V.                        100        N/A

1252  5              ARCHON GROUP (FRANCE)                     100        N/A

1253  6                Archon Group Gestion                    100        N/A

1254  6                GESTION IMMOBILIERE HAUSSMANN           100        N/A

1255  4            SINGEL COOL TWO B.V.                        100        N/A

1256  5              ARCHON GROUP (FRANCE)                     100        N/A

1257  4            STRATEGIC INVESTMENT JV LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1258  4            UNI OCNS HOLDINGS                           100        N/A

1259  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1260  4            GOLDMAN SACHS (MAURITIUS) NBFC L.L.C.       100        N/A


1261  5              GOLDMAN SACHS SERVICES PRIVATE LIMITED    100        99



1262  6                Goldman Sachs (India) Finance Private   100        N/A
                         Limited
1263  5              Goldman Sachs (India) Finance Private     100        100
                         Limited
1264  4            GOLDMAN SACHS INVESTMENTS (MAURITIUS) I     100        N/A
                     LIMITED

1265  5              GOLDMAN SACHS (MAURITIUS) L.L.C.          100        N/A


1266  6                GOLDMAN SACHS (INDIA) SECURITIES        100        N/A
                         PRIVATE LIMITED

1267  6                GOLDMAN SACHS SERVICES PRIVATE LIMITED  100        99



1268  6                TALBOT INVESTMENTS LIMITED              100        N/A


1269  4            VANTAGE GROUND (MAURITIUS) LIMITED          100        N/A


1270  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     General Partner.

1271  4            CER HOLDINGS LP                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1272  4            GOLDMAN SACHS FINANCIAL MARKETS PTY LTD     100        N/A

1273  4            GOLDMAN SACHS INVESTMENT PARTNERS HOLDCO    100        N/A
                     CAYMAN LTD.

1274  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
1275  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         AGGREGATING FUND HOLDINGS OFFSHORE,                         Limited Partner.
                         L.P.

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Wilmington     DE       UNITED STATES
                           AGGREGATING FUND HOLDINGS (DEL.)    Investment Funds
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       525910 - Open-End     George Town             CAYMAN ISLANDS
                         MASTER FUND, L.P.                     Investment Funds
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   525910 - Open-End     Dublin                  IRELAND
                             (IRELAND) LIMITED                 Investment Funds
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     525910 - Open-End     Luxembourg              LUXEMBOURG
                           HOLDINGS (LUX) OFFSHORE S.A.R.L     Investment Funds
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    525910 - Open-End     Ebene                   MAURITIUS
                           I LIMITED                           Investment Funds
1286  8                    GS INVESTMENT PARTNERS              525910 - Open-End     Ebene                   MAURITIUS
                             (MAURITIUS) II LIMITED            Investment Funds
1287  8                    Goldman Sachs TDN Investors         525990 - Other        George Town             CAYMAN ISLANDS
                             Offshore, L.P.                    Financial Vehicles
1288  9                      GS INVESTMENT PARTNERS            525990 - Other        Ebene                   MAURITIUS
                               (MAURITIUS) IV LIMITED          Financial Vehicles
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1290  5              GOLDMAN SACHS SAUDI ARABIA                525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1291  4            GOLDMAN SACHS SAUDI ARABIA                  525990 - Other        Riyadh                  SAUDI ARABIA
                                                               Financial Vehicles
1292  4            GS INVESTMENTS (CAYMAN) LTD.                523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
1293  5              SOURCE HOLDINGS LIMITED                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1294  6                Source Investment Management Limited    523920 - Portfolio    George Town             CAYMAN ISLANDS
                                                               Management
1295  6                Source UK Services Limited              522294 - Secondary    London                  UNITED KINGDOM
                                                               Market Financing                              (OTHER)
1296  4            GSEM BERMUDA HOLDINGS, L.P.                 551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1297  5              GS EQUITY MARKETS, L.P.                   525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   551112 - Offices of   Hamilton                BERMUDA
                                                               Other Holding
                                                               Companies
1299  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1300  4            GSPS BERMUDA CORPORATION LIMITED            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1302  4            J. ARON (CHINA) COMMODITIES TRADING         523130 - Commodity    Shanghai                CHINA, PEOPLES
                     COMPANY LIMITED                           Contracts Dealing                             REPUBLIC OF
1303  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1304  3          MEP GS INVESTOR (GP) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1305  4            MEP GS INVESTOR L.P.                        525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1306  5              MERCHANT EQUITY PARTNERS, L.P.            525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1307  3          MLQ, L.L.C.                                   551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1308  4            CMLQ INVESTORS COMPANY                      525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1309  4            ELQ HOLDINGS (DEL) LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1311  5              MEP GS INVESTOR L.P.                      525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1312  4            MLQ INVESTORS, L.P.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1314  6                AR HOLDINGS GK                          551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1315  7                  GK GOLDMAN SACHS SSG I                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1316  7                  GK KAGURAZAKA HOLDINGS                551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1317  8                    GK ARISUGAWA FINANCE                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1318  8                    GK SAKURAZAKA CAPITAL               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1320  7                  GS PSI HOLDINGS GK                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1321  8                    GOLDMAN SACHS PSI JAPAN GK          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1322  7                  JUPITER INVESTMENT CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1323  7                  SH ERF HOLDINGS                       525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1324  6                GK YAMAMOTO KAIUN HOLDINGS              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1325  7                  YAMAMOTO KAIUN CO., LTD.              525990 - Other        Kure-shi                JAPAN
                                                               Financial Vehicles
1326  5              BLUE SKY FUND CAYMAN LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1327  5              CITRINE CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1329  5              ENDEAVOR CAYMAN LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1330  5              FOREST GREEN LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1331  5              GK CRYSTAL INVESTMENT                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1332  5              GK KAGURAZAKA HOLDINGS                    551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1333  5              GK YAMAMOTO KAIUN HOLDINGS                525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           551112 - Offices of   Tokyo                   JAPAN
                                                               Other Holding
                                                               Companies
1335  6                BLUE DAISY CO., LTD.                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1336  6                DANDELION INVESTMENTS CO., LTD.         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1337  6                GAC PERSONAL CO., LTD.                  52399 - All Other     Tokyo                   JAPAN
                                                               Financial Investment
                                                               Activities
1338  7                  HYOGO WIDE SERVICE CO., LTD.          525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1339  7                  MIDORI DATA CO., LTD.                 525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1340  7                  WAKABA HOKEN DAIKO CO., LTD.          524210 - Insurance    Tokyo                   JAPAN
                                                               Agencies and
                                                               Brokerages
1341  6                GK ARISUGAWA FINANCE                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1342  6                GK CRYSTAL INVESTMENT                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1343  6                GLOBE INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1344  6                GOLDMAN SACHS CREDIT PARTNERS           523910 -              Tokyo                   JAPAN
                         (JAPAN), LTD.                         Miscellaneous
                                                               Intermediation
1345  7                  ROPPONGI DOMAIN LLC                   551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1346  6                JUPITER INVESTMENT CO., LTD.            525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1347  6                MERCHANT CAPITAL CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1348  6                MERCHANT SUPPORT CO., LTD.              522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1349  6                PALMWOOD CO., LTD.                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1350  6                REAL ESTATE CREATION FUND CO., LTD.     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1351  6                REC INVESTMENTS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1352  6                S.H. MINATO HOLDINGS                    525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1353  7                  GREEN MOUNTAIN ONE CO., LTD           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1354  6                SAKURAZAKA KAIHATSU CO., LTD.           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1355  6                SH WHITE FLOWER                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles


1356  7                  GK FRANGIPANI                         525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1357  6                WHITE OCEAN CO., LTD.                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1358  5              GS GFKL INVESTOR LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1359  5              GS PIA HOLDINGS GK                        525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1360  6                CRANE HOLDINGS LTD.                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1361  7                  SG INVESTMENTS KK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1362  6                GS TK HOLDINGS I GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1363  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1364  6                GS TK HOLDINGS III GK                   525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1365  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1366  6                GS TK HOLDINGS V GK                     525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1367  7                  EACCESS LTD.                          517110 -              Tokyo                   JAPAN
                                                               Telecommunications
                                                               carriers, WIRED
1368  6                OCEANS HOLDINGS CO., LTD.               525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1369  5              HEAVENLY LTD.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1370  6                UNIVERSAL REALTY CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1371  5              Impact Holding Cayman Co., Ltd.           551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1372  5              JUPITER INVESTMENT CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1373  5              K.K. MINATO SAIKEN KAISHU                 551114 - Corporate,   Tokyo                   JAPAN
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1374  5              KAIHIN CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1377  5              KINMIRAI CAYMAN CO., LTD                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1378  5              KITANOMARU CAYMAN CO., LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1379  5              KUROBE CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1380  5              LINDEN WOOD IIS LTD.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1381  6                CMA CO., LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1382  5              LINDEN WOOD, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1383  5              LUIGI CAYMAN CO., LTD.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1385  6                MDL SEVEN (CAYMAN) LLC                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1387  6                MDL SIX (CAYMAN) LLC                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1388  5              MUSASHI CAYMAN CO., LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1389  5              MUSASHINO CAYMAN CO., LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1390  5              PIA HOLDINGS CAYMAN                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1391  6                GS PIA HOLDINGS GK                      525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1392  5              RUBY REALTY CAYMAN LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1393  5              SAYAMA CAYMAN CO., LTD.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1394  5              SHINING PARTNERS LTD.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1395  5              SHIOHAMA CAYMAN CO., LTD.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1396  5              SOLAR WIND II LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1397  5              SOLAR WIND LTD.                           525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        525990 - Other        George Town             CAYMAN ISLANDS
                       COMPANY                                 Financial Vehicles
1399  6                ISEZAKI KAIHATSU CO., LTD.              525990 - Other        Tokyo                   JAPAN
                                                               Financial Vehicles
1400  6                SPORTS SHINKO FINANCE CO., LTD.         522298 - All Other    Tokyo                   JAPAN
                                                               Nondepository Credit
                                                               Intermediation
1401  5              SP CAYMAN 2 LTD.                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles

1276  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           I, LLC
1277  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           II, LLC
1278  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           III, LLC
1279  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           IV, LLC
1280  7                  GOLDMAN SACHS INVESTMENT PARTNERS     N/A        N/A        The direct holder is a
                           AGGREGATING FUND HOLDINGS (DEL.)                          Non-Managing Member.
                           V, LLC
1281  6                GOLDMAN SACHS INVESTMENT PARTNERS       N/A        N/A        The direct holder is a
                         MASTER FUND, L.P.                                           Limited Partner.
1282  7                  GOLDMAN SACHS GSIP FUND (IRELAND)     100        N/A

1283  8                    GOLDMAN SACHS GSIP MASTER COMPANY   100        N/A
                             (IRELAND) LIMITED
1284  7                  GOLDMAN SACHS INVESTMENT PARTNERS     100        N/A
                           HOLDINGS (LUX) OFFSHORE S.A.R.L
1285  7                  GS INVESTMENT PARTNERS (MAURITIUS)    100        N/A
                           I LIMITED
1286  8                    GS INVESTMENT PARTNERS              100        N/A
                             (MAURITIUS) II LIMITED
1287  8                    Goldman Sachs TDN Investors         N/A        N/A        The direct holder is a
                             Offshore, L.P.                                          Limited Partner.
1288  9                      GS INVESTMENT PARTNERS            100        N/A
                               (MAURITIUS) IV LIMITED
1289  4            GOLDMAN SACHS MIDDLE EAST (CAYMAN) LIMITED  100        N/A

1290  5              GOLDMAN SACHS SAUDI ARABIA                100        N/A

1291  4            GOLDMAN SACHS SAUDI ARABIA                  100        N/A

1292  4            GS INVESTMENTS (CAYMAN) LTD.                100        N/A



1293  5              SOURCE HOLDINGS LIMITED                   40         N/A


1294  6                Source Investment Management Limited    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1295  6                Source UK Services Limited              100        N/A

1296  4            GSEM BERMUDA HOLDINGS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1297  5              GS EQUITY MARKETS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1298  3          GSEM BERMUDA HOLDINGS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.

1299  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1300  4            GSPS BERMUDA CORPORATION LIMITED            100        N/A

1301  3          J. ARON (CHINA) HOLDINGS L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1302  4            J. ARON (CHINA) COMMODITIES TRADING         100        N/A
                     COMPANY LIMITED
1303  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
1304  3          MEP GS INVESTOR (GP) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1305  4            MEP GS INVESTOR L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1306  5              MERCHANT EQUITY PARTNERS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1307  3          MLQ, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1308  4            CMLQ INVESTORS COMPANY                      100        N/A

1309  4            ELQ HOLDINGS (DEL) LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1310  4            MEP GS INVESTOR (CAYCO) LIMITED             100        N/A

1311  5              MEP GS INVESTOR L.P.                      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1312  4            MLQ INVESTORS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1313  5              AR HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1314  6                AR HOLDINGS GK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1315  7                  GK GOLDMAN SACHS SSG I                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1316  7                  GK KAGURAZAKA HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1317  8                    GK ARISUGAWA FINANCE                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1318  8                    GK SAKURAZAKA CAPITAL               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1319  7                  GK NISHI-AZABU SHINYO HOSHOU          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1320  7                  GS PSI HOLDINGS GK                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1321  8                    GOLDMAN SACHS PSI JAPAN GK          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1322  7                  JUPITER INVESTMENT CO., LTD.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1323  7                  SH ERF HOLDINGS                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1324  6                GK YAMAMOTO KAIUN HOLDINGS              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1325  7                  YAMAMOTO KAIUN CO., LTD.              100        N/A

1326  5              BLUE SKY FUND CAYMAN LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1327  5              CITRINE CAYMAN CO., LTD.                  100        N/A

1328  5              DOTONBORI KAIHATSU CAYMAN CO., LTD.       N/A        N/A        The direct holder has Other
                                                                                     Management Control
1329  5              ENDEAVOR CAYMAN LTD.                      N/A        N/A        The direct holder has Other
                                                                                     Management Control
1330  5              FOREST GREEN LTD.                         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1331  5              GK CRYSTAL INVESTMENT                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1332  5              GK KAGURAZAKA HOLDINGS                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1333  5              GK YAMAMOTO KAIUN HOLDINGS                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1334  5              GOLDMAN SACHS REALTY JAPAN LTD.           100        N/A


1335  6                BLUE DAISY CO., LTD.                    100        N/A

1336  6                DANDELION INVESTMENTS CO., LTD.         100        N/A

1337  6                GAC PERSONAL CO., LTD.                  100        N/A


1338  7                  HYOGO WIDE SERVICE CO., LTD.          100        N/A

1339  7                  MIDORI DATA CO., LTD.                 100        N/A

1340  7                  WAKABA HOKEN DAIKO CO., LTD.          100        N/A


1341  6                GK ARISUGAWA FINANCE                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1342  6                GK CRYSTAL INVESTMENT                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1343  6                GLOBE INVESTMENT CO., LTD.              100        N/A

1344  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (JAPAN), LTD.

1345  7                  ROPPONGI DOMAIN LLC                   100        N/A



1346  6                JUPITER INVESTMENT CO., LTD.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1347  6                MERCHANT CAPITAL CO., LTD.              100        N/A


1348  6                MERCHANT SUPPORT CO., LTD.              100        N/A


1349  6                PALMWOOD CO., LTD.                      100        N/A

1350  6                REAL ESTATE CREATION FUND CO., LTD.     100        N/A

1351  6                REC INVESTMENTS CO., LTD.               100        N/A

1352  6                S.H. MINATO HOLDINGS                    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1353  7                  GREEN MOUNTAIN ONE CO., LTD           100        N/A

1354  6                SAKURAZAKA KAIHATSU CO., LTD.           100        N/A

1355  6                SH WHITE FLOWER                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1356  7                  GK FRANGIPANI                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1357  6                WHITE OCEAN CO., LTD.                   100        N/A

1358  5              GS GFKL INVESTOR LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1359  5              GS PIA HOLDINGS GK                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1360  6                CRANE HOLDINGS LTD.                     100        N/A

1361  7                  SG INVESTMENTS KK                     61         N/A

1362  6                GS TK HOLDINGS I GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1363  7                  EACCESS LTD.                          30         N/A


1364  6                GS TK HOLDINGS III GK                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1365  7                  EACCESS LTD.                          30         N/A


1366  6                GS TK HOLDINGS V GK                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1367  7                  EACCESS LTD.                          30         N/A


1368  6                OCEANS HOLDINGS CO., LTD.               100        N/A

1369  5              HEAVENLY LTD.                             N/A        N/A        The direct holder has Other
                                                                                     Management Control
1370  6                UNIVERSAL REALTY CO., LTD.              100        N/A

1371  5              Impact Holding Cayman Co., Ltd.           100        N/A


1372  5              JUPITER INVESTMENT CO., LTD.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1373  5              K.K. MINATO SAIKEN KAISHU                 100        N/A



1374  5              KAIHIN CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1375  5              KANAGAWA HOLDING CAYMAN CO., LTD.         N/A        N/A        The direct holder has Other
                                                                                     Management Control
1376  5              KEISEN KAIHATSU CAYMAN CO., LTD.          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1377  5              KINMIRAI CAYMAN CO., LTD                  N/A        N/A        The direct holder has Other
                                                                                     Management Control
1378  5              KITANOMARU CAYMAN CO., LTD.               N/A        N/A        The direct holder has Other
                                                                                     Management Control
1379  5              KUROBE CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1380  5              LINDEN WOOD IIS LTD.                      100        N/A

1381  6                CMA CO., LTD.                           100        N/A

1382  5              LINDEN WOOD, LTD.                         100        N/A

1383  5              LUIGI CAYMAN CO., LTD.                    N/A        N/A        The direct holder has Other
                                                                                     Management Control
1384  5              MDL SEVEN (CAYMAN) HOLDINGS LLC           100        N/A

1385  6                MDL SEVEN (CAYMAN) LLC                  100        N/A

1386  5              MDL SIX (CAYMAN) HOLDINGS LLC             100        N/A

1387  6                MDL SIX (CAYMAN) LLC                    100        N/A

1388  5              MUSASHI CAYMAN CO., LTD.                  100        N/A

1389  5              MUSASHINO CAYMAN CO., LTD.                N/A        N/A        The direct holder has Other
                                                                                     Management Control
1390  5              PIA HOLDINGS CAYMAN                       100        N/A

1391  6                GS PIA HOLDINGS GK                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1392  5              RUBY REALTY CAYMAN LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1393  5              SAYAMA CAYMAN CO., LTD.                   N/A        N/A        The direct holder has Other
                                                                                     Management Control
1394  5              SHINING PARTNERS LTD.                     100        N/A

1395  5              SHIOHAMA CAYMAN CO., LTD.                 N/A        N/A        The direct holder has Other
                                                                                     Management Control
1396  5              SOLAR WIND II LTD.                        100        N/A

1397  5              SOLAR WIND LTD.                           100        N/A

1398  5              SOUTH WIND REALTY FINANCE (CAYMAN)        100        N/A
                       COMPANY
1399  6                ISEZAKI KAIHATSU CO., LTD.              100        N/A

1400  6                SPORTS SHINKO FINANCE CO., LTD.         100        N/A


1401  5              SP CAYMAN 2 LTD.                          N/A        N/A        The direct holder has Other
                                                                                     Management Control
1402  5              TAIYO KAIHATSU CAYMAN CO., LTD.           N/A        N/A        The direct holder has Other
                                                                                     Management Control
1403  5              TAKAHAMA KAIHATSU CAYMAN CO., LTD.        N/A        N/A        The direct holder has Other
                                                                                     Management Control

1404  5              UMEDA KAIHATSU CAYMAN                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1405  4            MTGLQ INVESTORS, L.P.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1406  5              AMARANTH HOLDING, LLC                     522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1407  6                AMARANTH LAND, LLC                      522292 - Real Estate  New York       NY       UNITED STATES
                                                               Credit
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1410  6                CDMC, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1412  5              CDMC, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1414  6                CDV-1 HOLDING COMPANY, L.P.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1415  7                  CDV-1, LTD.                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1416  8                    CRE-1 a.s.                          525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1417  5              CDV-1 HOLDING COMPANY, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1419  5              CMLQ INVESTORS COMPANY                    525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1420  5              DADELAND RETAIL LLC                       551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1421  5              DECO PROPERTY, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1422  5              ELQ INVESTORS, LTD                        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1423  6                CDV-2, LTD.                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1424  7                  QAF ASSETS s.r.o.                     525990 - Other        Praha                   CZECH REPUBLIC
                                                               Financial Vehicles
1425  6                CONRAD P4 LTD.                          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1426  6                G.S.Q SPV (1) LIMITED                   525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1427  6                GOLDMAN SACHS CREDIT PARTNERS           523999 -              London                  UNITED KINGDOM
                         (EUROPE) LTD                          Miscellaneous                                 (OTHER)
                                                               Financial Investment
                                                               Activities
1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1429  7                  BLOSSOM HOLDING III BV                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        London                  UNITED KINGDOM
                           GROUP (2009) LTD                    Financial Vehicles                            (OTHER)
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      525990 - Other        Amsterdam               NETHERLANDS
                           GROUP B.V.                          Financial Vehicles
1432  7                  MATTERHORN ACQUISITIONS LTD.          525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1433  7                  PMF-2, LTD                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1434  7                  YELLOW ACQUISITIONS LTD               525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    525990 - Other        London                  UNITED KINGDOM
                         LTD                                   Financial Vehicles                            (OTHER)
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     525990 - Other        London                  UNITED KINGDOM
                           L.P.                                Financial Vehicles                            (OTHER)
1437  8                    GS EUROPEAN INVESTMENT GROUP II     525990 - Other        London                  UNITED KINGDOM
                             LTD                               Financial Vehicles                            (OTHER)
1438  8                    POSEIDON ACQUISITIONS LTD           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1439  7                  KRETA ACQUISITIONS LTD                525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1440  7                  KYPRIS ACQUISITIONS LTD.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1441  7                  SANA ACQUISITIONS LTD                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1443  6                KILLINGHOLME POWER                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1444  6                MB ACQUISITIONS B.V.                    525990 - Other        Baarn                   NETHERLANDS
                                                               Financial Vehicles
1445  7                  MB CAPITAL GMBH                       525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1446  6                MONT BLANC ACQUISITIONS LTD             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1447  7                  KILLINGHOLME POWER                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1448  6                NEG (TPL) LIMITED                       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1449  6                PMF-1, LTD                              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1450  6                QMH LIMITED                             525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        525990 - Other        Limassol                CYPRUS
                         LIMITED                               Financial Vehicles
1452  7                  CROMAN INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1453  7                  RINANI INVESTMENTS LIMITED            525990 - Other        Limassol                CYPRUS
                                                               Financial Vehicles
1454  7                  SCC ASSETS MANAGEMENT                 525990 - Other        Moscow                  RUSSIA
                                                               Financial Vehicles
1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1456  6                TELE SPV LIMITED                        525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1457  6                THO B.V.                                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1458  6                WESTERN POWER INVESTMENTS LIMITED       525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1459  6                YORAM LIMITED                           525990 - Other        Lagos                   NIGERIA
                                                               Financial Vehicles
1460  6                YPSILON PORTFOLIO LTD                   525990 - Other        LONDON                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   525990 - Other        Hof                     GERMANY
                                                               Financial Vehicles
1462  5              EMBARGO, LLC                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1463  5              FAIRWAY RESOURCES GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1464  6                FAIRWAY RESOURCES PARTNERS, LP          525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1466  5              FAIRWAY RESOURCES PARTNERS, LP            525990 - Other        Southlake      TX       UNITED STATES
                                                               Financial Vehicles
1467  5              GCN HOLDING LLC                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1468  6                GCN HOLDING (CANADA) ULC                525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
1470  6                DAC HOLDINGS I, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1471  7                  DAC HOLDINGS VII, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1474  9                      POWER BIRD LIMITED PARTNERSHIP    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1475  7                  DAC HOLDINGS VIII, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1476  8                    POWER BIRD LIMITED PARTNERSHIP      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1477  6                NCS I LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1478  7                  NCS Holding Company, Inc.             525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1479  8                    ACFI Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1480  8                    ACLC Funding Corp.                  525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1481  8                    Amresco Commercial Finance, LLC     525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1482  8                    Amresco SBA Holdings, Inc.          525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1483  9                      40 Maplecrest Road, LLC           525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
1484  9                      Independence Funding Holding      525990 - Other        Dallas         TX       UNITED STATES
                               Company, LLC                    Financial Vehicles
1485  8                    CLC Funding Corp.                   525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1486  8                    NCS Securities Holding Corp.        525990 - Other        Boise          ID       UNITED STATES
                                                               Financial Vehicles
1487  6                PNW, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1488  6                REP PEB REALTY, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1493  5              GS GUERNSEY INVESTMENTS LIMITED           525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
1494  5              GS MACRO INVESTMENTS LLC                  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1495  6                GS MACRO INVESTMENTS II, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1496  6                GS MACRO INVESTMENTS III, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1497  6                GS MACRO INVESTMENTS IV, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1498  6                GS MACRO INVESTMENTS V, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1499  5              GSEMI HOLDINGS CORPORATION                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1500  6                GS Euro Investments                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1501  6                GS Euro Management                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1502  5              HILTON GLOBAL HOLDINGS LLC                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1503  5              LIQUIDITY ASSETS LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1504  5              MLQ-BEL HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1505  5              MLQ-ELD HOLDCO, L.L.C.                    551112 - Offices of   Irving         TX       UNITED STATES
                                                               Other Holding
                                                               Companies
1506  5              MLQ-MLL, LLC                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1507  5              MTGRP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1508  5              POWER RECEIVABLE FINANCE, LLC             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1509  5              PRESIDIO, LLC                             525990 - Other        Los Angeles    CA       UNITED STATES
                                                               Financial Vehicles
1510  5              REMARK CAPITAL GROUP, LLC                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1511  5              REP MCR REALTY, L.L.C.                    531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
1512  5              SCLQ, S. DE R.L. DE C.V.                  525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   52399 - All Other     Milan                   ITALY (OTHER)
                       CREDITI SRL                             Financial Investment
                                                               Activities
1514  5              SPARTA INSURANCE HOLDINGS, INC.           551112 - Offices of   Hartford       CT       UNITED STATES
                                                               Other Holding
                                                               Companies
1515  6                SPARTA Insurance Company                524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1516  7                  SPARTA AMERICAN INSURANCE COMPANY     524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    524126 - Direct       Hartford       CT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
1518  5              SPF ONE IL, LLC                           525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1519  3          MLQ2 (DELAWARE) LLC                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1520  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
1521  3          ROTHESAY LIFE, L.L.C.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
1523  5              ROTHESAY LIFE LIMITED                     524210 - Insurance    London                  UNITED KINGDOM
                                                               Agencies and                                  (OTHER)
                                                               Brokerages
1524  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1525  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         541990 - All Other    George Town             CAYMAN ISLANDS
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   551114 - Corporate,   Col Lomas de            MEXICO
                 C.V.                                          Subsidiary, and       Chapultepec
                                                               Regional Managing
                                                               Offices
1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         523930 - Investment   New York       NY       UNITED STATES
                                                               Advice
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO

1404  5              UMEDA KAIHATSU CAYMAN                     N/A        N/A        The direct holder has Other
                                                                                     Management Control
1405  4            MTGLQ INVESTORS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1406  5              AMARANTH HOLDING, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1407  6                AMARANTH LAND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1408  5              ASSET MANAGEMENT COMPANY OF AMERICA,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1409  5              CDMC HOLDING COMPANY GEN-PAR, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1410  6                CDMC, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1411  7                  DEMAC FINANCIAL SERVICES, s.r.o.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1412  5              CDMC, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1413  5              CDV-1 HOLDING COMPANY GEN-PAR, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1414  6                CDV-1 HOLDING COMPANY, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1415  7                  CDV-1, LTD.                           100        100

1416  8                    CRE-1 a.s.                          100        N/A

1417  5              CDV-1 HOLDING COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1418  5              CENTERLINE HOUSING PARTNERSHIP XI LP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1419  5              CMLQ INVESTORS COMPANY                    100        N/A

1420  5              DADELAND RETAIL LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1421  5              DECO PROPERTY, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1422  5              ELQ INVESTORS, LTD                        100        100

1423  6                CDV-2, LTD.                             100        N/A

1424  7                  QAF ASSETS s.r.o.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1425  6                CONRAD P4 LTD.                          100        N/A

1426  6                G.S.Q SPV (1) LIMITED                   100        N/A

1427  6                GOLDMAN SACHS CREDIT PARTNERS           100        N/A
                         (EUROPE) LTD


1428  6                GS EUROPEAN OPPORTUNITIES FUND B.V.     100        N/A

1429  7                  BLOSSOM HOLDING III BV                100        N/A

1430  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP (2009) LTD
1431  7                  GS EUROPEAN STRATEGIC INVESTMENT      100        N/A
                           GROUP B.V.
1432  7                  MATTERHORN ACQUISITIONS LTD.          100        N/A

1433  7                  PMF-2, LTD                            100        N/A

1434  7                  YELLOW ACQUISITIONS LTD               100        N/A

1435  6                GS EUROPEAN OPPORTUNITIES FUND II GP    100        N/A
                         LTD
1436  7                  GS EUROPEAN OPPORTUNITIES FUND II     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1437  8                    GS EUROPEAN INVESTMENT GROUP II     100        N/A
                             LTD
1438  8                    POSEIDON ACQUISITIONS LTD           100        N/A

1439  7                  KRETA ACQUISITIONS LTD                100        N/A

1440  7                  KYPRIS ACQUISITIONS LTD.              100        N/A

1441  7                  SANA ACQUISITIONS LTD                 100        N/A

1442  6                GS EUROPEAN OPPORTUNITIES FUND II L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1443  6                KILLINGHOLME POWER                      99         100

1444  6                MB ACQUISITIONS B.V.                    100        N/A

1445  7                  MB CAPITAL GMBH                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1446  6                MONT BLANC ACQUISITIONS LTD             100        N/A

1447  7                  KILLINGHOLME POWER                    99         N/A

1448  6                NEG (TPL) LIMITED                       100        N/A

1449  6                PMF-1, LTD                              100        N/A

1450  6                QMH LIMITED                             90         N/A

1451  6                SCC SEQUOIA CREDIT CONSOLIDATION        45         N/A
                         LIMITED
1452  7                  CROMAN INVESTMENTS LIMITED            100        N/A

1453  7                  RINANI INVESTMENTS LIMITED            100        N/A

1454  7                  SCC ASSETS MANAGEMENT                 100        N/A

1455  6                SOUTH WALES TPL INVESTMENTS LIMITED     100        N/A

1456  6                TELE SPV LIMITED                        100        N/A

1457  6                THO B.V.                                100        N/A

1458  6                WESTERN POWER INVESTMENTS LIMITED       100        N/A

1459  6                YORAM LIMITED                           100        N/A

1460  6                YPSILON PORTFOLIO LTD                   100        100

1461  7                  YPSILON PORTFOLIO BETEILIGUNGS GMBH   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1462  5              EMBARGO, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1463  5              FAIRWAY RESOURCES GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1464  6                FAIRWAY RESOURCES PARTNERS, LP          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1465  7                  FAIRWAY RESOURCES OPERATING, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1466  5              FAIRWAY RESOURCES PARTNERS, LP            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1467  5              GCN HOLDING LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1468  6                GCN HOLDING (CANADA) ULC                100        N/A

1469  5              GOLDMAN SACHS LENDING PARTNERS LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1470  6                DAC HOLDINGS I, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1471  7                  DAC HOLDINGS VII, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1472  8                    FARRAGUT INVESTMENTS UK 1 LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1473  9                      FARRAGUT INVESTMENTS UK 2 LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1474  9                      POWER BIRD LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     General Partner.
1475  7                  DAC HOLDINGS VIII, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1476  8                    POWER BIRD LIMITED PARTNERSHIP      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1477  6                NCS I LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1478  7                  NCS Holding Company, Inc.             100        N/A

1479  8                    ACFI Funding Corp.                  100        N/A

1480  8                    ACLC Funding Corp.                  100        N/A

1481  8                    Amresco Commercial Finance, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1482  8                    Amresco SBA Holdings, Inc.          100        N/A

1483  9                      40 Maplecrest Road, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1484  9                      Independence Funding Holding      N/A        N/A        The direct holder is a
                               Company, LLC                                          Managing Member.
1485  8                    CLC Funding Corp.                   100        N/A

1486  8                    NCS Securities Holding Corp.        100        N/A

1487  6                PNW, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1488  6                REP PEB REALTY, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1489  5              GS EUROPEAN OPPORTUNITIES FUND B.V.       100        N/A

1490  5              GS EUROPEAN OPPORTUNITIES FUND GP, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1491  6                GS EUROPEAN OPPORTUNITIES FUND L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
1492  5              GS EUROPEAN OPPORTUNITIES FUND L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1493  5              GS GUERNSEY INVESTMENTS LIMITED           99         N/A

1494  5              GS MACRO INVESTMENTS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1495  6                GS MACRO INVESTMENTS II, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1496  6                GS MACRO INVESTMENTS III, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1497  6                GS MACRO INVESTMENTS IV, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1498  6                GS MACRO INVESTMENTS V, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1499  5              GSEMI HOLDINGS CORPORATION                100        N/A


1500  6                GS Euro Investments                     100        N/A

1501  6                GS Euro Management                      100        N/A

1502  5              HILTON GLOBAL HOLDINGS LLC                26         N/A


1503  5              LIQUIDITY ASSETS LIMITED                  100        N/A

1504  5              MLQ-BEL HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1505  5              MLQ-ELD HOLDCO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1506  5              MLQ-MLL, LLC                              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1507  5              MTGRP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1508  5              POWER RECEIVABLE FINANCE, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1509  5              PRESIDIO, LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1510  5              REMARK CAPITAL GROUP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1511  5              REP MCR REALTY, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1512  5              SCLQ, S. DE R.L. DE C.V.                  100        N/A

1513  5              SOCIETA' ACQUISIZIONE E RIFINANZIAMENTO   100        N/A
                       CREDITI SRL

1514  5              SPARTA INSURANCE HOLDINGS, INC.           25         N/A


1515  6                SPARTA Insurance Company                100        N/A


1516  7                  SPARTA AMERICAN INSURANCE COMPANY     100        N/A


1517  7                  SPARTA SPECIALTY INSURANCE COMPANY    100        N/A


1518  5              SPF ONE IL, LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1519  3          MLQ2 (DELAWARE) LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1520  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


1521  3          ROTHESAY LIFE, L.L.C.                         100        N/A


1522  4            ROTHESAY LIFE (CAYMAN) LIMITED              100        N/A


1523  5              ROTHESAY LIFE LIMITED                     100        N/A


1524  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder is a
                                                                                     Trustee.
1525  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder is a
                                                                                     Trustee.
1526  2        GOLDMAN SACHS GLOBAL SERVICES I LIMITED         100        N/A



1527  2        GOLDMAN SACHS GROUP HOLDINGS (U.K.)             100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
1528  2        GOLDMAN SACHS GROUP Y COMPANIA, S. DE R.L. DE   N/A        N/A        The direct holder is a
                 C.V.                                                                Limited Partner.


1529  2        GOLDMAN SACHS HEADQUARTERS LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1530  2        GOLDMAN SACHS HEDGE FUND STRATEGIES LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1531  2        GOLDMAN SACHS HEDGE INSTITUCIONAL FUNDO DE      100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      525910 - Open-End     Rio de Janeiro          BRAZIL
                   FUNDO DE INVESTIMENTO MULTIMERCADO          Investment Funds
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO MULTIMERCADO                   Investment Funds
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   551112 - Offices of   New York       NY       UNITED STATES
                 CORPORATION                                   Other Holding
                                                               Companies
1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         525990 - Other        New York       NY       UNITED STATES
                   FUNDING COMPANY                             Financial Vehicles
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   525990 - Other        New York       NY       UNITED STATES
                 COMPANY                                       Financial Vehicles
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   525910 - Open-End     Rio de Janeiro          BRAZIL
                   DE INVESTIMENTO EM ACOES                    Investment Funds
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDOS DE            Investment Funds
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO EM ACOES                       Investment Funds
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        New York       NY       UNITED STATES
                 OPPORTUNITIES ADVISORS, L.L.C.                Financial Vehicles
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND, L.P.                    Financial Vehicles
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       525990 - Other        George Town             CAYMAN ISLANDS
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.         Financial Vehicles
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   525990 - Other        Wilmington     DE       UNITED STATES
                     OPPORTUNITIES HOLDINGS I CORP.            Financial Vehicles
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
1551  3          GOLDMAN SACHS IRELAND LLC                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1552  2        GOLDMAN SACHS ISRAEL LLC                        523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            523920 - Portfolio    Dublin                  IRELAND
                                                               Management
1554  3          LS UNIT TRUST 2009-I                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1555  3          SPA UNIT TRUST 2009-I                         525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1556  3          SPA UNIT TRUST 2009-II                        525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds


1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1558  3          Kinder Morgan Holdco LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    525910 - Open-End     Chong Ro-Gu             KOREA, SOUTH
                 TRUST NO.1                                    Investment Funds
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           531120 - Lessors of   London                  UNITED KINGDOM
                                                               nonresidential                                (OTHER)
                                                               buildings (except
                                                               mini warehouses)
1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    525990 - Other        Wilmington     DE       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1566  5              GSEP 2006 REALTY CORP.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          525910 - Open-End     George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Investment Funds
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   SPV, LTD.                                   Financial Vehicles
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L    Financial Vehicles
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE (L HOLDINGS), LTD.                 Financial Vehicles
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               525990 - Other        George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),    Financial Vehicles
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               525910 - Open-End     George Town             CAYMAN ISLANDS
                   QUANTITATIVE FUND OFFSHORE, LTD.            Investment Funds
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD                               Investment Funds
1582  3          GOLDMAN SACHS EMERGING MARKETS                525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.       Financial Vehicles
1583  3          GOLDMAN SACHS EMERGING MARKETS                525910 - Open-End     George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE, LTD.           Investment Funds
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       525910 - Open-End     George Town             CAYMAN ISLANDS
                     EMERGING MARKETS MASTER FUND, L.P.        Investment Funds
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD                             Investment Funds
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1595  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1598  4            TE JENKINS INVESTORS, LTD.                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              525990 - Other        George Town             CAYMAN ISLANDS
                   STRATEGIES, LTD.                            Financial Vehicles
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          525910 - Open-End     George Town             CAYMAN ISLANDS
                   MARKETS FUND, LTD.                          Investment Funds
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1612  5              GSIP ERISA FUND (IRELAND)                 525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     525910 - Open-End     Dublin                  IRELAND
                         LIMITED                               Investment Funds
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.        Investment Funds
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       525990 - Other        Dover          DE       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   525990 - Other        Dover          DE       UNITED STATES
                     L.P.                                      Financial Vehicles
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         525910 - Open-End     George Town             CAYMAN ISLANDS
                   (2007) LTD.                                 Investment Funds
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   COIS, LTD.                                  Investment Funds
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   525910 - Open-End     George Town             CAYMAN ISLANDS
                   (BROADSCOPE), LTD.                          Investment Funds
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS A, LTD.        Investment Funds
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      525910 - Open-End     George Town             CAYMAN ISLANDS
                     II-A (BROADSCOPE) HOLDINGS B, LTD.        Investment Funds
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    525910 - Open-End     New York       NY       UNITED STATES
                       II-A (BROADSCOPE) HOLDINGS, LLC         Investment Funds
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        525910 - Open-End     George Town             CAYMAN ISLANDS
                   VIII, LTD.                                  Investment Funds
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1648  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE FUND, LTD.                         Investment Funds
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Dublin                  IRELAND
                     STRATEGIES SPV LIMITED                    Investment Funds
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   ALPHA FUND OFFSHORE, LTD.                   Investment Funds
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   525910 - Open-End     George Town             CAYMAN ISLANDS
                   INSTITUTIONAL, LTD.                         Investment Funds
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      525910 - Open-End     George Town             CAYMAN ISLANDS
                     MASTER FUND INSTITUTIONAL, LTD.           Investment Funds
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND INSTITUTIONAL, LTD.             Investment Funds
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        525910 - Open-End     George Town             CAYMAN ISLANDS
                   MASTER FUND OFFSHORE, LTD.                  Investment Funds
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1659  3          GOLDMAN SACHS SELECT FUND, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds

1532  3          GOLDMAN SACHS MASTER HEDGE INSTITUCIONAL      100        N/A
                   FUNDO DE INVESTIMENTO MULTIMERCADO
1533  2        GOLDMAN SACHS HEDGE QUALIFICADO FUNDO DE        100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO MULTIMERCADO
1534  3          GOLDMAN SACHS MASTER HEDGE FUNDO DE           100        N/A
                   INVESTIMENTO MULTIMERCADO
1535  2        GOLDMAN SACHS HOUSING AND HEALTH CARE CAPITAL   100        N/A
                 CORPORATION

1536  3          GOLDMAN SACHS HOUSING AND HEALTH CARE         N/A        N/A        The direct holder is a
                   FUNDING COMPANY                                                   General Partner.
1537  2        GOLDMAN SACHS HOUSING AND HEALTH CARE FUNDING   N/A        N/A        The direct holder is a
                 COMPANY                                                             Limited Partner.
1538  2        GOLDMAN SACHS IBOVESPA ATIVO - FUNDO DE         100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1539  3          GOLDMAN SACHS MASTER IBOVESPA ATIVO - FUNDO   100        N/A
                   DE INVESTIMENTO EM ACOES
1540  2        GOLDMAN SACHS IBX ATIVO - FUNDO DE              100        N/A
                 INVESTIMENTO EM COTAS DE FUNDOS DE
                 INVESTIMENTO EM ACOES
1541  3          GOLDMAN SACHS MASTER IBX ATIVO - FUNDO DE     100        N/A
                   INVESTIMENTO EM ACOES
1542  2        GOLDMAN SACHS INCOME STRATEGIES PORTFOLIO       38         N/A

1543  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       N/A        N/A        The direct holder is a
                 OPPORTUNITIES ADVISORS, L.L.C.                                      Managing Member.
1544  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND, L.P.                                          General Partner.
1545  2        GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE       100        N/A
                 OPPORTUNITIES OFFSHORE ADVISORS, INC.
1546  3          GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        General Partner.
1547  4            GOLDMAN SACHS INVESTMENT PARTNERS PRIVATE   100        N/A
                     OPPORTUNITIES HOLDINGS I CORP.
1548  2        GOLDMAN SACHS INVESTMENTS LTD.                  100        N/A

1549  3          SHIGAKOGEN (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1550  2        GOLDMAN SACHS IRELAND GROUP HOLDINGS LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1551  3          GOLDMAN SACHS IRELAND LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1552  2        GOLDMAN SACHS ISRAEL LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1553  2        GOLDMAN SACHS IUT MANAGEMENT LIMITED            100        N/A

1554  3          LS UNIT TRUST 2009-I                          N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1555  3          SPA UNIT TRUST 2009-I                         N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1556  3          SPA UNIT TRUST 2009-II                        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1557  2        GOLDMAN SACHS KMI INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1558  3          Kinder Morgan Holdco LLC                      25         N/A

1559  2        GOLDMAN SACHS KOREA EQUITY FEEDER INVESTMENT    90         N/A
                 TRUST NO.1
1560  2        GOLDMAN SACHS LONDON PROPERTY LIMITED           100        N/A



1561  2        GOLDMAN SACHS MANAGEMENT (IRELAND) LIMITED      100        N/A

1562  2        GOLDMAN SACHS MANAGEMENT, INC.                  100        N/A

1563  3          GOLDMAN SACHS 2006 EXCHANGE FUND ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
1564  4            GOLDMAN SACHS 2006 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1565  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1566  5              GSEP 2006 REALTY CORP.                    100        N/A

1567  3          GOLDMAN SACHS ABSOLUTE RETURN FUND            100        N/A
                   OFFSHORE, LTD.
1568  3          GOLDMAN SACHS ALPHA LIMITED PARTNERS          100        N/A
                   STRATEGIES, LTD.
1569  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1570  3          GOLDMAN SACHS ALPHA-BETA CONTINUUM FUND       100        N/A
                   SPV, LTD.
1571  3          GOLDMAN SACHS BH FUND OFFSHORE, SPC           100        N/A

1572  3          GOLDMAN SACHS COMMODITIES FUND OFFSHORE,      100        N/A
                   LTD.
1573  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1574  3          GOLDMAN SACHS COMMODITY OPPORTUNITIES FUND    100        N/A
                   OFFSHORE, LTD.
1575  3          GOLDMAN SACHS DIRECT STRATEGIES -             100        N/A
                   QUANTITATIVE AND ACTIVE FUND OFFSHORE (L
                   HOLDINGS), LTD.
1576  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE (L HOLDINGS), LTD.
1577  3          GOLDMAN SACHS DIRECT STRATEGIES 2006 FUND     100        N/A
                   OFFSHORE, LTD
1578  3          GOLDMAN SACHS DIRECT STRATEGIES OFFSHORE      100        N/A
                   EMPLOYEE FUND, LTD.
1579  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE (L HOLDINGS),
                   LTD.
1580  3          GOLDMAN SACHS DIRECT STRATEGIES               100        N/A
                   QUANTITATIVE FUND OFFSHORE, LTD.
1581  3          GOLDMAN SACHS DYNAMIC RISK MASTER FUND        100        N/A
                   OFFSHORE, LTD
1582  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE SPV, LTD.
1583  3          GOLDMAN SACHS EMERGING MARKETS                100        N/A
                   OPPORTUNITIES FUND OFFSHORE, LTD.
1584  3          GOLDMAN SACHS EMERGING MARKETS QUANTITATIVE   100        N/A
                   FUND OFFSHORE, LTD.
1585  4            GOLDMAN SACHS QUANTITATIVE STRATEGIES       N/A        N/A        The direct holder is a
                     EMERGING MARKETS MASTER FUND, L.P.                              Limited Partner.
1586  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK       100        N/A
                   FUND OFFSHORE, LTD.
1587  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1588  3          GOLDMAN SACHS GLOBAL ALPHA DYNAMIC RISK YEN   100        N/A
                   FUND, LTD.
1589  4            GOLDMAN SACHS DYNAMIC RISK MASTER FUND      N/A        N/A        The direct holder is a
                     OFFSHORE, LTD                                                   Managing Member.
1590  3          GOLDMAN SACHS GLOBAL EQUITY LONG/SHORT        100        N/A
                   INSTITUTIONAL, LTD.
1591  3          GOLDMAN SACHS GLOBAL FUNDAMENTAL STRATEGIES   100        N/A
                   INSTITUTIONAL, LTD.
1592  3          GOLDMAN SACHS GLOBAL OPPORTUNITIES FUND       100        N/A
                   OFFSHORE, LTD.
1593  3          GOLDMAN SACHS GLOBAL RELATIVE VALUE           100        N/A
                   INSTITUTIONAL, LTD.
1594  3          GOLDMAN SACHS GLOBAL STRATEGIC COMMODITIES    100        N/A
                   FUND, LTD.
1595  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1596  3          GOLDMAN SACHS GLOBAL TACTICAL TRADING         100        N/A
                   INSTITUTIONAL, LTD.
1597  3          GOLDMAN SACHS GLOBAL TRADING ADVISORS, LTD.   100        N/A

1598  4            TE JENKINS INVESTORS, LTD.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1599  3          GOLDMAN SACHS GLOBAL VOLATILITY FUND          100        N/A
                   OFFSHORE, LTD.
1600  4            GOLDMAN SACHS GLOBAL VOLATILITY MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1601  3          GOLDMAN SACHS HEDGE FUND DYNAMIC              100        N/A
                   STRATEGIES, LTD.
1602  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   FUND, LTD.
1603  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES        100        N/A
                   INSTITUTIONAL, LTD.
1604  3          GOLDMAN SACHS HEDGE FUND OPPORTUNITIES, LTD.  100        N/A

1605  3          GOLDMAN SACHS HEDGE FUND PARTNERS             100        N/A
                   INSTITUTIONAL, LTD.
1606  3          GOLDMAN SACHS HEDGE FUND PARTNERS PLUS, LTD.  100        N/A

1607  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1608  3          GOLDMAN SACHS HFP OPPORTUNISTIC FUND, LTD.    100        N/A

1609  3          GOLDMAN SACHS HFS STRATEGIC EMERGING          100        N/A
                   MARKETS FUND, LTD.
1610  3          GOLDMAN SACHS INVESTMENT PARTNERS ERISA       100        N/A
                   FUND, LTD.
1611  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1612  5              GSIP ERISA FUND (IRELAND)                 100        N/A

1613  6                GSIP ERISA MASTER COMPANY (IRELAND)     100        N/A
                         LIMITED
1614  3          GOLDMAN SACHS INVESTMENT PARTNERS JAPAN       100        N/A
                   MANAGER OFFSHORE EMPLOYEE FUND, LTD.
1615  3          GOLDMAN SACHS INVESTMENT PARTNERS OFFSHORE    100        N/A
                   EMPLOYEE FUND, LTD.
1616  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 Limited Partner.
1617  3          GOLDMAN SACHS MANAGEMENT PARTNERS, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1618  4            GOLDMAN SACHS 1998 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1619  4            GOLDMAN SACHS 1999 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1620  4            GOLDMAN SACHS 2000 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1621  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1622  4            GOLDMAN SACHS 2001 EXCHANGE PLACE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1623  5              GOLDMAN SACHS EXCHANGE PLACE MASTER       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
1624  4            GOLDMAN SACHS EXCHANGE PLACE MASTER FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
1625  4            GOLDMAN SACHS GLOBAL ALPHA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
1626  4            MANAGING DIRECTOR INVESTMENT FUND I, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1627  3          GOLDMAN SACHS MARKET INDEPENDENT FUND         100        N/A
                   (2007) LTD.
1628  3          GOLDMAN SACHS MARKET INDEPENDENT FUND, LTD.   100        N/A

1629  3          GOLDMAN SACHS MULTI-STRATEGY OPPORTUNISTIC    100        N/A
                   FUND, LTD.
1630  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   COIS, LTD.
1631  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II,    100        N/A
                   LTD.
1632  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO II-A   100        N/A
                   (BROADSCOPE), LTD.
1633  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS A, LTD.
1634  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1635  4            GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO      100        N/A
                     II-A (BROADSCOPE) HOLDINGS B, LTD.
1636  5              GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO    N/A        N/A        The direct holder is a
                       II-A (BROADSCOPE) HOLDINGS, LLC                               Non-Managing Member.
1637  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IV,    100        N/A
                   LTD.
1638  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO NG,    100        N/A
                   LTD.
1639  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO SAF    100        N/A
                   FUND, LTD.
1640  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO V,     100        N/A
                   LTD.
1641  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VI,    100        N/A
                   LTD.
1642  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO VII,   100        N/A
                   LTD.
1643  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO        100        N/A
                   VIII, LTD.
1644  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1645  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO X,     100        N/A
                   LTD.
1646  3          GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO, LTD.  100        N/A

1647  3          GOLDMAN SACHS MULTI-U PORTFOLIO LTD.          100        N/A

1648  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1649  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY         100        N/A
                   OFFSHORE FUND, LTD.
1650  3          GOLDMAN SACHS PRINCETON FUND, LTD.            100        N/A

1651  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            59         N/A
                     STRATEGIES SPV LIMITED
1652  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   ALPHA FUND OFFSHORE, LTD.
1653  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1654  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES FUND   100        N/A
                   INSTITUTIONAL, LTD.
1655  4            GOLDMAN SACHS QUANTITATIVE COMMODITIES      N/A        N/A        The direct holder is a
                     MASTER FUND INSTITUTIONAL, LTD.                                 Non-Managing Member.
1656  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND INSTITUTIONAL, LTD.
1657  3          GOLDMAN SACHS QUANTITATIVE COMMODITIES        100        N/A
                   MASTER FUND OFFSHORE, LTD.
1658  3          GOLDMAN SACHS SELECT FUND II, LTD.            100        N/A

1659  3          GOLDMAN SACHS SELECT FUND, LTD.               100        N/A

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     525910 - Open-End     George Town             CAYMAN ISLANDS
                   OFFSHORE, LTD.                              Investment Funds
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Investment Funds
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       525910 - Open-End     George Town             CAYMAN ISLANDS
                   PARTNERS, LTD.                              Investment Funds
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, LTD.                         Investment Funds
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         525910 - Open-End     George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND 2006, LTD                     Investment Funds
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND, LTD.                                  Investment Funds
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, LTD.                                Investment Funds
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      525910 - Open-End     George Town             CAYMAN ISLANDS
                   FUND 2007, LTD.                             Investment Funds
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     525910 - Open-End     George Town             CAYMAN ISLANDS
                   2007 SEGREGATED PORTFOLIO                   Investment Funds
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS), LTD.                             Financial Vehicles
1679  3          Goldman Sachs Sherwood Fund, Ltd.             525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      525910 - Open-End     George Town             CAYMAN ISLANDS
                 LTD.                                          Investment Funds
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 541990 - All Other    Jersey City    NJ       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
1690  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1691  6                YANKEES ENTERTAINMENT AND SPORTS        525990 - Other        New York       NY       UNITED STATES
                         NETWORK, LLC                          Financial Vehicles
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, L.P.                Financial Vehicles
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND I, LLC                                   Financial Vehicles
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1702  5              EACCESS HOLDINGS L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND II, LLC                                  Financial Vehicles
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   II OFFSHORE HOLDINGS, L.P.                  Financial Vehicles
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS, L.P.           Financial Vehicles
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1711  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS, L.P.                Financial Vehicles
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND III, LLC                                 Financial Vehicles
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS, L.P.                     Financial Vehicles
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.  Financial Vehicles
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
1719  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND IV, LLC                                  Financial Vehicles
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.         Financial Vehicles
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.     Financial Vehicles
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525990 - Other        New York       NY       UNITED STATES
                 FUND V, LLC                                   Financial Vehicles
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       525910 - Open-End     New York       NY       UNITED STATES
                 FUND VII, LLC                                 Investment Funds
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1732  3          Goldman Sachs Private Equity Partners Asia    525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP Fund Offshore, Ltd.                  Financial Vehicles
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        525990 - Other        New York       NY       UNITED STATES
                 EMPLOYEE FUND GP, L.L.C.                      Financial Vehicles
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
1735  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   PMD QP FUND OFFSHORE, LTD.                  Financial Vehicles
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   PMD QP FUND, L.P.                           Financial Vehicles
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               53131 -               London                  UNITED KINGDOM
                                                               Nonresidential                                (OTHER)
                                                               property managers
1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           525910 - Open-End     George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Investment Funds
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      525990 - Other        London                  UNITED KINGDOM
                 GMBH                                          Financial Vehicles                            (OTHER)
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            525990 - Other        New York       NY       UNITED STATES
                   INSTITUTIONAL, L.P.                         Financial Vehicles
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          525990 - Other        Wilmington     DE       UNITED STATES
                     INTEREST HOLDINGS, L.L.C.                 Financial Vehicles
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   525990 - Other        London                  UNITED KINGDOM
                   GmbH & Co. KG                               Financial Vehicles                            (OTHER)
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 (CAYMAN) LIMITED PARTNERSHIP                  Financial Vehicles
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1751  5              GSREMP DB ATP POOL 1-B, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1752  4            GSREMP DB ATP POOL 1-B, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE FUND, L.P.                       Financial Vehicles
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1762  4            GSREMP FINANCE OFFSHORE, L.P.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1764  6                GSREMP BWY POOL 1, LP                   525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1765  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (TREATY) LIMITED PARTNERSHIP                  Financial Vehicles
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1770  5              GS Real Estate Mezzanine Partners         525990 - Other        Wilmington     DE       UNITED STATES
                       Treaty Origination, L.P.                Financial Vehicles
1771  4            GS Real Estate Mezzanine Partners Treaty    525990 - Other        Wilmington     DE       UNITED STATES
                     Origination, L.P.                         Financial Vehicles
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1773  5              GSREMP DB ATP POOL 1-C, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1774  4            GSREMP DB ATP POOL 1-C, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1778  4            GSREMP ASSET HOLDING TREATY, L.P.           551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      551112 - Offices of   New York       NY       UNITED STATES
                       L.P.                                    Other Holding
                                                               Companies
1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    551112 - Offices of   Wilmington     DE       UNITED STATES
                         L.L.C.                                Other Holding
                                                               Companies
1783  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  522292 - Real Estate  Wilmington     DE       UNITED STATES
                                                               Credit
1785  5              GSREMP Asset Holding Funding Treaty GP,   551112 - Offices of   Wilmington     DE       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

1660  3          GOLDMAN SACHS STRATEGIC ALTERNATIVES FUND     100        N/A
                   OFFSHORE, LTD.
1661  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS         100        N/A
                   EMPLOYEE FUND, LTD.
1662  3          GOLDMAN SACHS STRATEGIC ASIA PARTNERS, LTD.   100        N/A

1663  3          GOLDMAN SACHS STRATEGIC EUROPE PARTNERS,      100        N/A
                   LTD.
1664  3          GOLDMAN SACHS STRATEGIC U.S. LONG/SHORT       100        N/A
                   PARTNERS, LTD.
1665  4            TE HAYGROUND COVE INVESTORS, LTD.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1666  3          GOLDMAN SACHS TC FUND OFFSHORE, LTD.          100        N/A

1667  4            GOLDMAN SACHS TC MASTER PARTNERSHIP, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1668  3          GOLDMAN SACHS U.S. EQUITY ABSOLUTE RETURN     100        N/A
                   FUND OFFSHORE, LTD.
1669  3          GOLDMAN SACHS WEST STREET PARTNERS EMPLOYEE   100        N/A
                   FUND, LTD.
1670  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1671  3          GOLDMAN SACHS WEST STREET PARTNERS II         100        N/A
                   EMPLOYEE FUND 2006, LTD
1672  3          GOLDMAN SACHS WEST STREET PARTNERS MASTER     N/A        N/A        The direct holder is a
                   FUND, LTD.                                                        Managing Member.
1673  3          GOLDMAN SACHS WEST STREET PARTNERS, LTD.      100        N/A

1674  4            GOLDMAN SACHS WEST STREET PARTNERS MASTER   N/A        N/A        The direct holder is a
                     FUND, LTD.                                                      Managing Member.
1675  3          GOLDMAN SACHS WEST STREET PORTFOLIOS PMD      100        N/A
                   FUND 2007, LTD.
1676  3          GOLDMAN SACHS WEST STREET PORTFOLIOS, SPC     100        N/A
                   2007 SEGREGATED PORTFOLIO
1677  3          GS DEWORDE PORTFOLIO SPC LLC                  100        N/A

1678  3          GS DIRECT STRATEGIES FUND II OFFSHORE (L      100        N/A
                   HOLDINGS), LTD.
1679  3          Goldman Sachs Sherwood Fund, Ltd.             100        N/A

1680  3          LIBERTY HARBOR I OFFSHORE PMD FUND, LTD.      100        N/A

1681  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1682  3          LIBERTY HARBOR OFFSHORE I, LTD.               100        N/A

1683  4            LIBERTY HARBOR OFFSHORE I AGGREGATING       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      Limited Partner.
1684  2        GOLDMAN SACHS MULTI-STRATEGY PORTFOLIO IX,      100        N/A
                 LTD.
1685  2        GOLDMAN SACHS NEW JERSEY L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.


1686  2        GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1687  3          GOLDMAN SACHS PEG COMBO KE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1688  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               Limited Partner.
1689  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
1690  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1691  6                YANKEES ENTERTAINMENT AND SPORTS        100        N/A
                         NETWORK, LLC
1692  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1693  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1694  2        GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED       N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Managing Member.
1695  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND OFFSHORE, L.P.                                      General Partner.
1696  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1697  2        GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Non-Managing Member.
1698  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND I, LLC                                                         Managing Member.
1699  3          GS DISTRESSED OPPORTUNITIES FUND OFFSHORE     N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1700  3          GS PRIVATE EQUITY PARTNERS III OFFSHORE,      N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
1701  4            GS CAPITAL PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1702  5              EACCESS HOLDINGS L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1703  3          GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1704  3          GS VINTAGE FUND OFFSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1705  3          NBK/GS PRIVATE EQUITY PARTNERS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1706  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND II, LLC                                                        Managing Member.
1707  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES FUND   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS, L.P.                                        Limited Partner.
1708  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1709  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND (AP) OFFSHORE HOLDINGS, L.P.                                 Limited Partner.
1710  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1711  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

1712  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   N/A        N/A        The direct holder is a
                   FUND OFFSHORE HOLDINGS, L.P.                                      Limited Partner.
1713  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1714  3          GS U.S. MIDDLE MARKET BUYOUT FUND OFFSHORE    N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1715  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND III, LLC                                                       Managing Member.
1716  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND     N/A        N/A        The direct holder is a
                   OFFSHORE HOLDINGS, L.P.                                           Limited Partner.
1717  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND OFFSHORE HOLDINGS, L.P.                        Limited Partner.
1718  3          GOLDMAN SACHS VINTAGE FUND III OFFSHORE       N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    Limited Partner.
1719  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1720  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND IV, LLC                                                        Managing Member.
1721  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY FUND OFFSHORE HOLDINGS, L.P.                               Limited Partner.
1722  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                           Limited Partner.
1723  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND V, LLC                                                         Managing Member.
1724  2        GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER       N/A        N/A        The direct holder is a
                 FUND VII, LLC                                                       Non-Managing Member.
1725  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1726  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1727  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2005    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1728  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1729  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
1730  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1731  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS ASIA    N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1732  3          Goldman Sachs Private Equity Partners Asia    100        N/A
                   PMD QP Fund Offshore, Ltd.
1733  2        GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX        N/A        N/A        The direct holder is a
                 EMPLOYEE FUND GP, L.L.C.                                            Non-Managing Member.
1734  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
1735  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1736  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   PMD QP FUND OFFSHORE, LTD.
1737  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder is a
                   PMD QP FUND, L.P.                                                 General Partner.
1738  2        GOLDMAN SACHS PROPERTY MANAGEMENT               100        N/A


1739  2        GOLDMAN SACHS PROPRIETARY ACCESS FUND           100        N/A
                 OFFSHORE, LTD.
1740  3          GOLDMAN SACHS GLOBAL ALPHA FUND PLC           1          N/A

1741  2        GOLDMAN SACHS REAL ESTATE ADVISORS GERMANY      N/A        N/A        The direct holder is a
                 GMBH                                                                Non-Managing Member.
1742  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1743  2        GOLDMAN SACHS REAL ESTATE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1744  3          GOLDMAN SACHS REAL ESTATE PARTNERS            N/A        N/A        The direct holder is a
                   INSTITUTIONAL, L.P.                                               General Partner.
1745  4            GOLDMAN SACHS REAL ESTATE OPERATOR          N/A        N/A        The direct holder is a
                     INTEREST HOLDINGS, L.L.C.                                       Non-Managing Member.
1746  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1747  3          LHI Goldman Sachs Real Estate Parallel Fund   N/A        N/A        The direct holder is a
                   GmbH & Co. KG                                                     General Partner.
1748  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (CAYMAN) LIMITED PARTNERSHIP                                        Limited Partner.
1749  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1750  4            GSREMP DB ATP POOL 1 GP-B, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1751  5              GSREMP DB ATP POOL 1-B, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1752  4            GSREMP DB ATP POOL 1-B, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1753  3          GS REAL ESTATE MEZZANINE PARTNERS OFFSHORE    N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1754  4            GS REAL ESTATE MEZZANINE PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE FUND, L.P.                                             General Partner.
1755  3          GSREMP ASSET HOLDING OFFSHORE GP, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1756  4            GSREMP ASSET HOLDING OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
1757  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1758  6                GSREMP ACQUISITION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
1759  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1760  3          GSREMP ASSET HOLDING OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1761  3          GSREMP FINANCE OFFSHORE GP, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1762  4            GSREMP FINANCE OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
1763  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1764  6                GSREMP BWY POOL 1, LP                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1765  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1766  3          GSREMP FINANCE OFFSHORE, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1767  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (TREATY) LIMITED PARTNERSHIP                                        Limited Partner.
1768  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1769  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1770  5              GS Real Estate Mezzanine Partners         N/A        N/A        The direct holder is a
                       Treaty Origination, L.P.                                      General Partner.
1771  4            GS Real Estate Mezzanine Partners Treaty    N/A        N/A        The direct holder is a
                     Origination, L.P.                                               Limited Partner.
1772  4            GSREMP DB ATP POOL 1 GP-C, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1773  5              GSREMP DB ATP POOL 1-C, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1774  4            GSREMP DB ATP POOL 1-C, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1775  3          GS REAL ESTATE MEZZANINE PARTNERS TREATY      N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1776  4            GS REAL ESTATE MEZZANINE PARTNERS TREATY    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1777  3          GSREMP ASSET HOLDING TREATY GP, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1778  4            GSREMP ASSET HOLDING TREATY, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

1779  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1780  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1781  5              GSREMP ASSET HOLDING FUNDING TREATY,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.

1782  6                GSREMP ORIGINATION JOINT HOLDING GP,    N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.

1783  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
1784  6                GSREMP ORIGINATION JOINT HOLDING, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1785  5              GSREMP Asset Holding Funding Treaty GP,   N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

1786  6                GSREMP ASSET HOLDING FUNDING TREATY,    N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1787  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1791  3          GSREMP FINANCE TREATY GP, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1792  4            GSREMP FINANCE TREATY, L.P.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1794  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1795  3          GSREMP FINANCE TREATY, L.P.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 (U.S.) LIMITED PARTNERSHIP                    Financial Vehicles
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION GP, L.L.C.                    Financial Vehicles
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         525990 - Other        Wilmington     DE       UNITED STATES
                       ONSHORE ORIGINATION, L.P.               Financial Vehicles
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        Wilmington     DE       UNITED STATES
                     ORIGINATION, L.P.                         Financial Vehicles
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1802  5              GSREMP DB ATP POOL 1-A, L.P.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1803  4            GSREMP DB ATP POOL 1-A, L.P.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     525990 - Other        Wilmington     DE       UNITED STATES
                   GP, LLC                                     Financial Vehicles
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      525990 - Other        Wilmington     DE       UNITED STATES
                       L.L.C.                                  Financial Vehicles
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      551112 - Offices of   Wilmington     DE       UNITED STATES
                       GP, LLC                                 Other Holding
                                                               Companies
1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   551112 - Offices of   New York       NY       UNITED STATES
                         L.P.                                  Other Holding
                                                               Companies
1812  7                  GSREMP ORIGINATION JOINT HOLDING      551112 - Offices of   Wilmington     DE       UNITED STATES
                           GP, L.L.C.                          Other Holding
                                                               Companies
1813  7                  GSREMP ORIGINATION JOINT HOLDING,     522292 - Real Estate  Wilmington     DE       UNITED STATES
                           L.P.                                Credit
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
1817  3          GSREMP FINANCE ONSHORE GP, LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1818  4            GSREMP FINANCE ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1820  5              GSREMP BWY POOL 1, LP                     525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
1821  3          GSREMP FINANCE ONSHORE, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD FUNDS G.P., L.L.C.                        Financial Vehicles
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        New York       NY       UNITED STATES
                     PARTNERS (U.S.) LIMITED PARTNERSHIP       Financial Vehicles
1825  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Employee Holdings, LP              Financial Vehicles
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         525990 - Other        George Town             CAYMAN ISLANDS
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP     Financial Vehicles
1827  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        New York       NY       UNITED STATES
                   Partners Override Fund 2008, L.P.           Financial Vehicles
1828  3          Goldman Sachs Real Estate Mezzanine           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Override Offshore Fund 2008, LTD.  Financial Vehicles
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                 PMD QP FUND OFFSHORE, LTD.                    Financial Vehicles
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    525990 - Other        New York       NY       UNITED STATES
                 PMD QP FUND, L.P.                             Financial Vehicles
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              525990 - Other        New York       NY       UNITED STATES
                 INSTITUTIONAL, L.P.                           Financial Vehicles
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               525910 - Open-End     Rio de Janeiro          BRAZIL
                 INVESTIMENTO EM COTAS DE FUNDO DE             Investment Funds
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      525910 - Open-End     Rio de Janeiro          BRAZIL
                   INVESTIMENTO                                Investment Funds
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          525910 - Open-End     New York       NY       UNITED STATES
                 PORTFOLIO                                     Investment Funds
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1848  3          ARROW CAPITAL RISK SERVICES LIMITED           524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
1849  2        GOLDMAN SACHS RISK BROKERS, INC.                524210 - Insurance    New York       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       525990 - Other        Wilmington     DE       UNITED STATES
                 INC. II                                       Financial Vehicles
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        525910 - Open-End     Wilmington     DE       UNITED STATES
                 EQUITY FUND                                   Investment Funds
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                 HOLDINGS, L.P.                                Financial Vehicles
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          525990 - Other        Fort Worth     TX       UNITED STATES
                   PARTNERSHIP                                 Financial Vehicles
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       525910 - Open-End     George Town             CAYMAN ISLANDS
                 TRANSPORT FUND, LTD.                          Investment Funds
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    525910 - Open-End     George Town             CAYMAN ISLANDS
                   LTD.                                        Investment Funds
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         525910 - Open-End     Dublin                  IRELAND
                 MONTHS FUND                                   Investment Funds
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
1868  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1870  3          VOLBROKER.COM LIMITED                         525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1871  4            TFS-ICAP Limited                            525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1872  4            TFS-ICAP, LLC                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1875  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      522110 - Commercial   Sao Paulo               BRAZIL
                                                               Banking
1878  2        GOLDMAN, SACHS & CO.                            523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
1879  3          APX, INC.                                     551112 - Offices of   Santa Clara    CA       UNITED STATES
                                                               Other Holding
                                                               Companies
1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             522110 - Commercial   Atlanta        GA       UNITED STATES
                                                               Banking
1881  3          AUGUSTA ADVISORS, L.L.C.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles


1882  3          AVENUE FINANCIAL HOLDINGS, INC.               522110 - Commercial   Nashville      TN       UNITED STATES
                                                               Banking
1883  3          BAMM HOLLOW, LLC                              531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
1884  3          BLUEPAY PROCESSING, LLC                       525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1885  3          BluePay, Inc.                                 525990 - Other        Oak Brook      IL       UNITED STATES
                                                               Financial Vehicles
1886  3          CHILTERN TRUST                                523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
1887  3          DERIVIX CORP.                                 541990 - All Other    New York       NY       UNITED STATES
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
1888  3          FLURET TRUST                                  523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities

1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1893  3          GOLDMAN SACHS PARENTIS LIMITED                551114 - Corporate,   George Town             CAYMAN ISLANDS
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
1894  4            GOLDMAN SACHS SERVICES LIMITED              54121 - Accounting,   Tortola                 BRITISH VIRGIN
                                                               Tax Preparation,                              ISLANDS
                                                               Bookkeeping and
                                                               Payroll Services
1895  3          GOLDMAN SACHS PARIS INC. ET CIE               522110 - Commercial   Paris                   FRANCE (OTHER)
                                                               Banking
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   525910 - Open-End     New York       NY       UNITED STATES
                   LLC                                         Investment Funds
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND GP, L.L.C.                    Financial Vehicles


1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            523110 - Investment   Sao Paulo               BRAZIL
                                                               Banking and
                                                               Securities Dealing
1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1904  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1905  8                    Nybrojarl New1 AB                   525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1906  9                      AHLSELL AB (PUBL)                 525990 - Other        Mumbai                  INDIA (OTHER)
                                                               Financial Vehicles
1907  10                       Nybrojarl New3 AB               525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1908  11                         NYBROJARL HOLDING AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1909  12                           NYBROJARL INVEST AB         525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1910  13                             Ahlsell Group AB          525990 - Other        Stockholm               SWEDEN
                                                               Financial Vehicles
1911  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1912  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1913  8                    PRYSMIAN (LUX) S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1914  7                  EDAM HOLDING S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1915  8                    EDAM ACQUISITION HOLDING I          525990 - Other        Hilversum               NETHERLANDS
                             COOPERATIEF U.A.                  Financial Vehicles

1788  6                GSREMP MONTAGE JOINT HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1789  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1790  3          GSREMP ASSET HOLDING TREATY, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1791  3          GSREMP FINANCE TREATY GP, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1792  4            GSREMP FINANCE TREATY, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
1793  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1794  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1795  3          GSREMP FINANCE TREATY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1796  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 (U.S.) LIMITED PARTNERSHIP                                          Limited Partner.
1797  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
1798  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION GP, L.L.C.                                          Managing Member.
1799  5              GS REAL ESTATE MEZZANINE PARTNERS         N/A        N/A        The direct holder is a
                       ONSHORE ORIGINATION, L.P.                                     General Partner.
1800  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     ORIGINATION, L.P.                                               Limited Partner.
1801  4            GSREMP DB ATP POOL 1 GP-A, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1802  5              GSREMP DB ATP POOL 1-A, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
1803  4            GSREMP DB ATP POOL 1-A, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1804  3          GS REAL ESTATE MEZZANINE PARTNERS ONSHORE     N/A        N/A        The direct holder is a
                   GP, LLC                                                           Managing Member.
1805  4            GS REAL ESTATE MEZZANINE PARTNERS ONSHORE   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1806  3          GSREMP ASSET HOLDING ONSHORE GP, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

1807  4            GSREMP ASSET HOLDING ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

1808  5              GSREMP ACQUISITION JOINT HOLDING GP,      N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
1809  5              GSREMP ACQUISITION JOINT HOLDING, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1810  5              GSREMP ASSET HOLDING FUNDING ONSHORE      N/A        N/A        The direct holder is a
                       GP, LLC                                                       Managing Member.

1811  6                GSREMP ASSET HOLDING FUNDING ONSHORE,   N/A        N/A        The direct holder is a
                         L.P.                                                        General Partner.

1812  7                  GSREMP ORIGINATION JOINT HOLDING      N/A        N/A        The direct holder is a
                           GP, L.L.C.                                                Managing Member.

1813  7                  GSREMP ORIGINATION JOINT HOLDING,     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
1814  5              GSREMP MONTAGE JOINT HOLDING GP, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1815  5              GSREMP MONTAGE JOINT HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1816  3          GSREMP ASSET HOLDING ONSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1817  3          GSREMP FINANCE ONSHORE GP, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1818  4            GSREMP FINANCE ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
1819  5              GSREMP BWY POOL 1 GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1820  5              GSREMP BWY POOL 1, LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1821  3          GSREMP FINANCE ONSHORE, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1822  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD FUNDS G.P., L.L.C.                                              Non-Managing Member.
1823  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
1824  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (U.S.) LIMITED PARTNERSHIP                             Limited Partner.
1825  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Employee Holdings, LP                                    General Partner.
1826  4            GOLDMAN SACHS REAL ESTATE MEZZANINE         N/A        N/A        The direct holder is a
                     PARTNERS (CAYMAN) LIMITED PARTNERSHIP                           Limited Partner.
1827  3          Goldman Sachs Real Estate Mezzanine           N/A        N/A        The direct holder is a
                   Partners Override Fund 2008, L.P.                                 General Partner.
1828  3          Goldman Sachs Real Estate Mezzanine           100        N/A
                   Partners Override Offshore Fund 2008, LTD.
1829  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    100        N/A
                 PMD QP FUND OFFSHORE, LTD.
1830  2        GOLDMAN SACHS REAL ESTATE MEZZANINE PARTNERS    N/A        N/A        The direct holder is a
                 PMD QP FUND, L.P.                                                   Limited Partner.
1831  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
1832  3          GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1833  2        GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE     N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
1834  3          GOLDMAN SACHS REAL ESTATE PARTNERS EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
1835  2        GOLDMAN SACHS REAL ESTATE PARTNERS              N/A        N/A        The direct holder is a
                 INSTITUTIONAL, L.P.                                                 Limited Partner.
1836  2        GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1837  2        GOLDMAN SACHS RENDA FIXA FUNDO DE               100        N/A
                 INVESTIMENTO EM COTAS DE FUNDO DE
                 INVESTIMENTO
1838  3          GOLDMAN SACHS MASTER RENDA FIXA FUNDO DE      100        N/A
                   INVESTIMENTO
1839  2        GOLDMAN SACHS REPRESENTACOES LTDA.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1840  2        GOLDMAN SACHS RETIREMENT STRATEGY 2010          61         N/A
                 PORTFOLIO
1841  2        GOLDMAN SACHS RETIREMENT STRATEGY 2015          60         N/A
                 PORTFOLIO
1842  2        GOLDMAN SACHS RETIREMENT STRATEGY 2020          50         N/A
                 PORTFOLIO
1843  2        GOLDMAN SACHS RETIREMENT STRATEGY 2030          33         N/A
                 PORTFOLIO
1844  2        GOLDMAN SACHS RETIREMENT STRATEGY 2040          51         N/A
                 PORTFOLIO
1845  2        GOLDMAN SACHS RETIREMENT STRATEGY 2050          74         N/A
                 PORTFOLIO
1846  2        GOLDMAN SACHS RISK ADVISORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1847  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


1848  3          ARROW CAPITAL RISK SERVICES LIMITED           100        N/A


1849  2        GOLDMAN SACHS RISK BROKERS, INC.                100        N/A


1850  2        GOLDMAN SACHS RISK SERVICES L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1851  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS, INC.  100        N/A

1852  2        GOLDMAN SACHS SPECIALTY LENDING HOLDINGS,       100        N/A
                 INC. II
1853  3          GOLDMAN SACHS SPECIALTY LENDING CLO-I, LTD.   100        N/A

1854  2        GOLDMAN SACHS TRUST - GOLDMAN SACHS U.S.        100        N/A
                 EQUITY FUND
1855  2        GOLDMAN SACHS TXU INVESTORS OFFSHORE            N/A        N/A        The direct holder is a
                 HOLDINGS, L.P.                                                      Limited Partner.
1856  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1857  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
1858  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1859  2        GOLDMAN SACHS TXU INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1860  3          TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1861  3          TEXAS ENERGY FUTURE HOLDINGS LIMITED          100        11
                   PARTNERSHIP
1862  2        GOLDMAN SACHS U.S. LARGE CAP EQUITY ALPHA       100        N/A
                 TRANSPORT FUND, LTD.
1863  3          GOLDMAN SACHS MASTER ALPHA TRANSPORT FUND,    100        N/A
                   LTD.
1864  2        GOLDMAN SACHS US DOLLAR LIBOR TRACKER 6         100        N/A
                 MONTHS FUND
1865  2        GOLDMAN SACHS VINTAGE III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
1866  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
1867  3          GOLDMAN SACHS VINTAGE III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
1868  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1869  2        GOLDMAN SACHS VOL-HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1870  3          VOLBROKER.COM LIMITED                         21         N/A

1871  4            TFS-ICAP Limited                            100        N/A

1872  4            TFS-ICAP, LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1873  2        GOLDMAN SACHS YES INVESTORS ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1874  3          GOLDMAN SACHS YES INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
1875  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1876  2        GOLDMAN SACHS YES INVESTORS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1877  2        GOLDMAN SACHS do BRASIL BANCO MULTIPLO S/A      100        N/A

1878  2        GOLDMAN, SACHS & CO.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

1879  3          APX, INC.                                     60         N/A


1880  3          ATLANTIC CAPITAL BANCSHARES, INC.             9          N/A

1881  3          AUGUSTA ADVISORS, L.L.C.                      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1882  3          AVENUE FINANCIAL HOLDINGS, INC.               9          N/A

1883  3          BAMM HOLLOW, LLC                              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1884  3          BLUEPAY PROCESSING, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1885  3          BluePay, Inc.                                 100        N/A

1886  3          CHILTERN TRUST                                N/A        N/A        The direct holder is a
                                                                                     Trustee.

1887  3          DERIVIX CORP.                                 42         N/A



1888  3          FLURET TRUST                                  N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1889  3          GOLDMAN SACHS (ASIA) FINANCE HOLDINGS L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1890  3          GOLDMAN SACHS (DELAWARE) HOLDING CORPORATION  100        N/A


1891  3          GOLDMAN SACHS HOPU I PMD FUND GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1892  4            GOLDMAN SACHS HOPU I PMD QP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1893  3          GOLDMAN SACHS PARENTIS LIMITED                100        N/A



1894  4            GOLDMAN SACHS SERVICES LIMITED              100        N/A



1895  3          GOLDMAN SACHS PARIS INC. ET CIE               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1896  3          GOLDMAN SACHS PEG COMBO KE FUND GP, L.L.C.    N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1897  3          GOLDMAN SACHS PMD SPECIAL OPPORTUNITY FUND,   N/A        N/A        The direct holder is a
                   LLC                                                               Managing Member.
1898  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      N/A        N/A        The direct holder has
                   EMPLOYEE FUND GP, L.L.C.                                          Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
1899  3          GOLDMAN SACHS REPRESENTACOES LTDA.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

1900  3          GS CAPITAL PARTNERS V EMPLOYEE FUNDS GP,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
1901  4            GS CAPITAL PARTNERS V EMPLOYEE FUND         100        N/A
                     OFFSHORE, LTD.
1902  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1903  6                GS CAPITAL PARTNERS V FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1904  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1905  8                    Nybrojarl New1 AB                   100        N/A

1906  9                      AHLSELL AB (PUBL)                 100        N/A

1907  10                       Nybrojarl New3 AB               100        N/A

1908  11                         NYBROJARL HOLDING AB          100        N/A

1909  12                           NYBROJARL INVEST AB         100        N/A

1910  13                             Ahlsell Group AB          100        N/A

1911  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1912  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1913  8                    PRYSMIAN (LUX) S.A R.L.             100        N/A

1914  7                  EDAM HOLDING S.A R.L.                 100        N/A

1915  8                    EDAM ACQUISITION HOLDING I          N/A        N/A        The direct holder is a
                             COOPERATIEF U.A.                                        Non-Managing Member.

1916  9                      EDAM ACQUISITION HOLDING II B.V.  525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1917  10                       EDAM ACQUISITION HOLDING III    525990 - Other        Hilversum               NETHERLANDS
                                 B.V.                          Financial Vehicles
1918  11                         EDAM ACQUISITION HOLDING IV   525990 - Other        Hilversum               NETHERLANDS
                                   B.V.                        Financial Vehicles
1919  12                           ENDEMOL B.V.                525990 - Other        Hilversum               NETHERLANDS
                                                               Financial Vehicles
1920  10                       EDAM MFA I B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1921  10                       EDAM MFA II B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1922  10                       EDAM MFA III B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1923  10                       EDAM MFA IV B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1924  10                       EDAM MFA VI B.V.                525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1925  10                       EDAM MFA VII B.V.               525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
1926  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1927  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1929  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1930  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1931  7                  GS DEJAKOO II, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1932  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1933  9                      HANA FINANCIAL GROUP INC.         523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1934  7                  GS PRYSMIAN CO-INVEST LP              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1935  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1940  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1941  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1942  9                      EDUCATION MANAGEMENT CORPORATION  525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1943  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1944  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1945  8                    OCNS CAYMAN GP                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1946  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1947  7                  OCNS CAYMAN, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1948  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1949  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1950  6                GSCP V ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1953  8                    GS PRYSMIAN CO-INVEST LP            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1954  6                SEVRES II S.A.R.L.                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1955  6                SUNGARD CAPITAL CORP.                   51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1956  6                SUPERLIFT HOLDING S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1957  7                  KION HOLDING 1 GMBH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1958  8                    KION HOLDING 2 GMBH                 525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1959  9                      KION Group GmbH                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1960  7                  SUPERLIFT FUNDING  S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
1968  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1969  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1970  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1971  7                  DEJAKOO CAYMAN I CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1972  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1973  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1974  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
1976  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1977  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1978  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1984  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1985  7                  GSCP V GMBH KNIGHT HOLDINGS           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
1987  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1988  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
1989  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
1990  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

1991  7                  UES OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
1993  7                  ALCHEMY HOLDING S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1994  7                  ARAMARK HOLDINGS CORPORATION          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
1995  7                  ATHENA PIKCO LUX S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
1996  7                  DEJAKOO CAYMAN CORP.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
1997  8                    HANA FINANCIAL GROUP INC.           523110 - Investment   Seoul                   KOREA, SOUTH
                                                               Banking and
                                                               Securities Dealing
1998  7                  EDUCATION MANAGEMENT CORPORATION      525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
1999  7                  FS INVEST SARL                        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2001  7                  GRE OCNS HOLDINGS                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2002  7                  GS DEJAKOO I, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2003  8                    DEJAKOO CAYMAN CORP.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2004  8                    GS DEJAKOO, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2005  7                  GS DEJAKOO, L.L.C.                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2006  7                  GSCP V EDMC GP, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2007  7                  GSCP V EDMC HOLDINGS, L.P.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS CORP.                      Financial Vehicles
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                               LLC                             Financial Vehicles
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2012  7                  HAR JPN CAYMAN HOLDINGS               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2013  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2014  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2015  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2018  8                    ALCHEMY HOLDING S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2019  8                    ARAMARK HOLDINGS CORPORATION        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2020  8                    ATHENA PIKCO LUX S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2021  8                    EDUCATION MANAGEMENT CORPORATION    525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
2022  8                    FS INVEST SARL                      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                             V-II FUND, L.P.                   Financial Vehicles
2024  8                    GRE OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2025  8                    GS DEJAKOO II, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2026  8                    GSCP V EDMC GP, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2027  8                    GSCP V EDMC HOLDINGS, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2029  9                      GSCP V OFFSHORE CEBRIDGE          525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2030  10                       CEQUEL COMMUNICATIONS           525990 - Other        Wilmington     DE       UNITED STATES
                                 HOLDINGS, LLC                 Financial Vehicles
2031  8                    GSCP V OFFSHORE CEBRIDGE            525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS, L.P.                    Financial Vehicles
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                             CORP.                             Financial Vehicles
2033  9                      GSCP V OFFSHORE KNIGHT            525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS, L.P.                  Financial Vehicles
2034  10                       Kinder Morgan Holdco LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2036  8                    HAR JPN CAYMAN HOLDINGS             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2037  8                    PVF HOLDINGS LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2038  8                    UES OCNS HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, L.P.                        Financial Vehicles
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2042  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2043  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services

1916  9                      EDAM ACQUISITION HOLDING II B.V.  100        N/A

1917  10                       EDAM ACQUISITION HOLDING III    100        N/A
                                 B.V.
1918  11                         EDAM ACQUISITION HOLDING IV   100        N/A
                                   B.V.
1919  12                           ENDEMOL B.V.                100        N/A

1920  10                       EDAM MFA I B.V.                 100        N/A

1921  10                       EDAM MFA II B.V.                100        N/A

1922  10                       EDAM MFA III B.V.               100        N/A

1923  10                       EDAM MFA IV B.V.                100        N/A

1924  10                       EDAM MFA VI B.V.                100        N/A

1925  10                       EDAM MFA VII B.V.               100        N/A

1926  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1927  7                  FS INVEST SARL                        44         N/A

1928  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1929  7                  GRE OCNS HOLDINGS                     100        N/A

1930  8                    OCNS CAYMAN GP                      70         N/A

1931  7                  GS DEJAKOO II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1932  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
1933  9                      HANA FINANCIAL GROUP INC.         10         N/A


1934  7                  GS PRYSMIAN CO-INVEST LP              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1935  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

1936  7                  GSCP V CEBRIDGE HOLDINGS CORP.        100        N/A

1937  8                    GSCP V CEBRIDGE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1938  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1939  7                  GSCP V CEBRIDGE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
1940  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1941  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
1942  9                      EDUCATION MANAGEMENT CORPORATION  42         N/A

1943  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1944  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

1945  8                    OCNS CAYMAN GP                      70         N/A

1946  7                  Kinder Morgan Holdco LLC              25         N/A

1947  7                  OCNS CAYMAN, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1948  7                  PVF HOLDINGS LLC                      63         N/A

1949  7                  UES OCNS HOLDINGS                     99         N/A

1950  6                GSCP V ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1951  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
1952  7                  GS PRYSMIAN CO-INVEST GP LIMITED      100        N/A

1953  8                    GS PRYSMIAN CO-INVEST LP            N/A        N/A        The direct holder is a
                                                                                     General Partner.
1954  6                SEVRES II S.A.R.L.                      73         73

1955  6                SUNGARD CAPITAL CORP.                   99         N/A


1956  6                SUPERLIFT HOLDING S.A R.L.              44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
1957  7                  KION HOLDING 1 GMBH                   100        N/A

1958  8                    KION HOLDING 2 GMBH                 100        N/A

1959  9                      KION Group GmbH                   100        N/A

1960  7                  SUPERLIFT FUNDING  S.A R.L.           100        N/A

1961  4            GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
1962  4            GS CAPITAL PARTNERS V EMPLOYEE JAPAN        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
1963  5              GS CAPITAL PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
1964  4            GS CAPITAL PARTNERS V PCP FUND OFFSHORE,    100        N/A
                     LTD.
1965  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1966  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1967  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1968  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1969  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1970  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1971  7                  DEJAKOO CAYMAN I CORP.                100        N/A

1972  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1973  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1974  7                  FS INVEST SARL                        44         N/A

1975  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
1976  7                  GRE OCNS HOLDINGS                     100        N/A

1977  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
1978  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
1979  7                  GSCP V GERMANY CEBRIDGE HOLDINGS      100        N/A
                           CORP.
1980  8                    GSCP V GERMANY CEBRIDGE HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1981  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
1982  7                  GSCP V GERMANY KNIGHT HOLDINGS CORP.  100        N/A

1983  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
1984  9                      Kinder Morgan Holdco LLC          25         N/A

1985  7                  GSCP V GMBH KNIGHT HOLDINGS           100        N/A

1986  8                    GSCP V GERMANY KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
1987  7                  PVF HOLDINGS LLC                      63         N/A

1988  7                  SEVRES II S.A.R.L.                    73         73

1989  7                  SUNGARD CAPITAL CORP.                 99         N/A


1990  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred B
                                                                                     shares.
1991  7                  UES OCNS HOLDINGS                     99         N/A

1992  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
1993  7                  ALCHEMY HOLDING S.A.R.L.              99         N/A

1994  7                  ARAMARK HOLDINGS CORPORATION          20         N/A

1995  7                  ATHENA PIKCO LUX S.A R.L.             100        N/A

1996  7                  DEJAKOO CAYMAN CORP.                  100        N/A

1997  8                    HANA FINANCIAL GROUP INC.           10         N/A


1998  7                  EDUCATION MANAGEMENT CORPORATION      42         N/A

1999  7                  FS INVEST SARL                        44         N/A

2000  7                  GOLDMAN SACHS CAPITAL PARTNERS V-II   N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2001  7                  GRE OCNS HOLDINGS                     100        N/A

2002  7                  GS DEJAKOO I, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2003  8                    DEJAKOO CAYMAN CORP.                100        N/A

2004  8                    GS DEJAKOO, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2005  7                  GS DEJAKOO, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2006  7                  GSCP V EDMC GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2007  7                  GSCP V EDMC HOLDINGS, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2008  7                  GSCP V INSTITUTIONAL CEBRIDGE         100        N/A
                           HOLDINGS CORP.
2009  8                    GSCP V INSTITUTIONAL CEBRIDGE       N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          Limited Partner.
2010  9                      CEQUEL COMMUNICATIONS HOLDINGS,   36         N/A
                               LLC
2011  7                  GSCP V INSTITUTIONAL CEBRIDGE         N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            General Partner.
2012  7                  HAR JPN CAYMAN HOLDINGS               100        N/A

2013  7                  Kinder Morgan Holdco LLC              25         N/A

2014  7                  PVF HOLDINGS LLC                      63         N/A

2015  7                  SUNGARD CAPITAL CORP.                 99         N/A


2016  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2017  7                  GS CAPITAL PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                           FUND, L.P.                                                Limited Partner.
2018  8                    ALCHEMY HOLDING S.A.R.L.            99         N/A

2019  8                    ARAMARK HOLDINGS CORPORATION        20         N/A

2020  8                    ATHENA PIKCO LUX S.A R.L.           100        N/A

2021  8                    EDUCATION MANAGEMENT CORPORATION    42         N/A

2022  8                    FS INVEST SARL                      44         N/A

2023  8                    GOLDMAN SACHS CAPITAL PARTNERS      N/A        N/A        The direct holder is a
                             V-II FUND, L.P.                                         Limited Partner.
2024  8                    GRE OCNS HOLDINGS                   100        N/A

2025  8                    GS DEJAKOO II, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2026  8                    GSCP V EDMC GP, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2027  8                    GSCP V EDMC HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2028  8                    GSCP V OFFSHORE CEBRIDGE HOLDINGS   100        N/A
                             CORP.
2029  9                      GSCP V OFFSHORE CEBRIDGE          N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2030  10                       CEQUEL COMMUNICATIONS           36         N/A
                                 HOLDINGS, LLC
2031  8                    GSCP V OFFSHORE CEBRIDGE            N/A        N/A        The direct holder is a
                             HOLDINGS, L.P.                                          General Partner.
2032  8                    GSCP V OFFSHORE KNIGHT HOLDINGS     100        N/A
                             CORP.
2033  9                      GSCP V OFFSHORE KNIGHT            N/A        N/A        The direct holder is a
                               HOLDINGS, L.P.                                        Limited Partner.
2034  10                       Kinder Morgan Holdco LLC        25         N/A

2035  8                    GSCP V OFFSHORE KNIGHT HOLDINGS,    N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2036  8                    HAR JPN CAYMAN HOLDINGS             100        N/A

2037  8                    PVF HOLDINGS LLC                    63         N/A

2038  8                    UES OCNS HOLDINGS                   99         N/A

2039  7                  GSCP V OFFSHORE ADVISORS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2040  8                    GS CAPITAL PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                             FUND, L.P.                                              General Partner.
2041  8                    GS PRYSMIAN CO-INVEST GP LIMITED    100        N/A

2042  7                  SEVRES II S.A.R.L.                    73         73

2043  7                  SUNGARD CAPITAL CORP.                 99         N/A

2044  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2045  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2047  7                  GSCP V ADVISORS, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2048  7                  SUNGARD CAPITAL CORP.                 51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2049  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2050  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2051  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2052  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2053  7                  SEVRES II S.A.R.L.                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2054  7                  SUPERLIFT HOLDING S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2062  6                GS CAPITAL PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2063  6                GSCP V AIV, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2066  4            GSCP V OVERRIDE, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2075  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2076  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2078  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2080  9                      USI HOLDINGS CORPORATION          524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2081  10                       USI Insurance Services LLC      524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2082  11                         AMERICAN INSURANCE            525990 - Other        Columbus       OH       UNITED STATES
                                   ADMINISTRATORS, INC.        Financial Vehicles
2083  11                         ANCO CORPORATION              525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2084  12                           ANCO INSURANCE SERVICES     525990 - Other        Briarcliff     NY       UNITED STATES
                                     OF HOUSTON, INC.          Financial Vehicles    Manor
2085  12                           INTER/NATIONAL RENTAL       525990 - Other        Briarcliff     NY       UNITED STATES
                                     INSURANCE SERVICES, INC.  Financial Vehicles    Manor
2086  12                           MD PREMIUM FINANCE          525990 - Other        Houston        TX       UNITED STATES
                                     CORPORATION               Financial Vehicles
2087  12                           REGIONAL INSURANCE          525990 - Other        Houston        TX       UNITED STATES
                                     MANAGEMENT SERVICES, INC. Financial Vehicles
2088  11                         BMI INSURANCE SERVICES, INC   524210 - Insurance    Briarcliff     NY       UNITED STATES
                                                               Agencies and          Manor
                                                               Brokerages
2089  11                         CAMPBELL, GALT & NEWLANDS,    525990 - Other        Portland       OR       UNITED STATES
                                   INC.                        Financial Vehicles
2090  11                         COLONIAL PREMIUM FINANCE      525990 - Other        Norfolk        VA       UNITED STATES
                                   COMPANY                     Financial Vehicles
2091  11                         CUSTOM BENEFIT PROGRAMS,      525990 - Other        Hammonton      NJ       UNITED STATES
                                   INC.                        Financial Vehicles
2092  12                           TURNER P. WILLIAMS &        525990 - Other        Hammonton      NJ       UNITED STATES
                                     ASSOCIATES, LLC           Financial Vehicles
2093  11                         EMERSON REID LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2094  12                           MY BENEFIT ADVISOR, LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2095  11                         KIBBLE & PRENTICE HOLDING     524210 - Insurance    Seattle        WA       UNITED STATES
                                   COMPANY                     Agencies and
                                                               Brokerages
2096  11                         SIGNATURE PREMIUM FINANCE,    525990 - Other        Philadelphia   PA       UNITED STATES
                                   INC.                        Financial Vehicles
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  525990 - Other        Dallas         TX       UNITED STATES
                                                               Financial Vehicles
2098  12                           MERIDIAN CREDIT SERVICES,   525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2099  12                           SGP BENEFITS OF TEXAS,      525990 - Other        Dallas         TX       UNITED STATES
                                     INC.                      Financial Vehicles
2100  12                           SUMMIT GLOBAL PARTNERS OF   525990 - Other        Dallas         TX       UNITED STATES
                                     TEXAS, INC.               Financial Vehicles
2101  12                           USI SOUTHWEST, INC.         525990 - Other        Albuquerque    NM       UNITED STATES
                                                               Financial Vehicles
2102  12                           USI of Tennessee, Inc.      525990 - Other        Memphis        TN       UNITED STATES
                                                               Financial Vehicles
2103  12                           VISTA INSURANCE PARTNERS    525990 - Other        Chicago        IL       UNITED STATES
                                     OF ILLINOIS, INC.         Financial Vehicles
2104  12                           VISTA INSURANCE PARTNERS,   525990 - Other        San Antonio    TX       UNITED STATES
                                     INC.                      Financial Vehicles
2105  13                             SUMMIT GLOBAL PARTNERS    525990 - Other        Dallas         TX       UNITED STATES
                                       OF OKLAHOMA, INC.       Financial Vehicles
2106  11                         U.S.I. INSURANCE SERVICES     525990 - Other        Woburn         MA       UNITED STATES
                                   OF MASSACHUSETTS, INC.      Financial Vehicles
2107  12                           NETCARE SERVICES, INC.      525990 - Other        Woburn         MA       UNITED STATES
                                                               Financial Vehicles
2108  11                         USI CONSULTING GROUP, INC.    525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2109  12                           BENEFIT STRATEGIES OF       525990 - Other        Manchester     NH       UNITED STATES
                                     MAINE, INC.               Financial Vehicles
2110  12                           USI ADVISORS, INC.          525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2111  12                           USI CONSULTING GROUP OF     525990 - Other        New York       NY       UNITED STATES
                                     NEW YORK, INC.            Financial Vehicles
2112  12                           USI SECURITIES, INC.        525990 - Other        Glastonbury    CT       UNITED STATES
                                                               Financial Vehicles
2113  11                         USI INSURANCE SERVICES        525990 - Other        Briarcliff     NY       UNITED STATES
                                   CORPORATION OF ILLINOIS,    Financial Vehicles    Manor
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     525990 - Other        Bedford        NH       UNITED STATES
                                   NEW ENGLAND, INC.           Financial Vehicles
2115  12                           INEX ALTERNATIVE            525990 - Other        Manchester     NH       UNITED STATES
                                     PROGRAMS, INC.            Financial Vehicles
2116  12                           USI INSURANCE SERVICES OF   525990 - Other        Briarcliff     NY       UNITED STATES
                                     RHODE ISLAND, INC.        Financial Vehicles    Manor
2117  11                         USI INSURANCE SERVICES OF     525990 - Other        Briarcliff     NY       UNITED STATES
                                   NORTHERN CALIFORNIA, INC.   Financial Vehicles    Manor
2118  11                         USI Insurance Services of     525990 - Other        Meriden        CT       UNITED STATES
                                   Connecticut, Inc.           Financial Vehicles
2119  11                         USI MIDATLANTIC, INC.         525990 - Other        Plymouth       PA       UNITED STATES
                                                               Financial Vehicles    Meeting
2120  11                         USI MIDWEST, INC.             525990 - Other        Cincinnati     OH       UNITED STATES
                                                               Financial Vehicles
2121  11                         USI OF SOUTHERN CALIFORNIA    525990 - Other        Woodland Hills CA       UNITED STATES
                                   INSURANCE SERVICES, INC.    Financial Vehicles
2122  11                         USI of San Diego Insurance    525990 - Other        Woodland Hills CA       UNITED STATES
                                   Services, Inc.              Financial Vehicles
2123  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2124  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2127  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2128  7                  GS SUNRAY HOLDINGS, L.L.C.            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2130  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2131  8                    GS SUNRAY HOLDINGS SUBCO II,        525990 - Other        Wilmington     DE       UNITED STATES
                             L.L.C.                            Financial Vehicles
2132  9                      Hyatt Hotels Corporation          531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2133  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2134  7                  GS TREASURE S.A R.L.                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2135  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2136  8                    CW INVESTMENTS CO.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2137  9                      4414624 Canada Inc.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2138  10                       CW MEDIA HOLDINGS INC.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2140  8                    GSCP VI NORTH HOLDINGS CORP.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2141  9                      RED SKY ACQUISITION CORP.         525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2142  10                       RED SKY HOLDINGS L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2143  9                      RED SKY HOLDINGS L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2144  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2145  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2146  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2147  8                    HWBCC LP                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2148  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2150  8                    STEEL HOLDINGS, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2151  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2152  7                  Kinder Morgan Holdco LLC              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2154  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2155  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2156  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2157  7                  OCEANS14 HOLDINGS, L.L.C.             523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2158  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2159  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2160  8                    PROSIGHT GLOBAL, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2161  9                      ProSight Specialty Insurance      551112 - Offices of   New York       NY       UNITED STATES
                               Holdings, Inc.                  Other Holding
                                                               Companies
2162  10                       PROSIGHT SPECIALTY INSURANCE    551112 - Offices of   New York       NY       UNITED STATES
                                 GROUP, INC.                   Other Holding
                                                               Companies
2163  11                         GOTHAM INSURANCE COMPANY      524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2164  11                         MUTUAL MARINE OFFICE OF THE   524210 - Insurance    New York       NY       UNITED STATES
                                   MIDWEST, INC.               Agencies and
                                                               Brokerages
2165  11                         NEW YORK MARINE AND GENERAL   524150 -              New York       NY       UNITED STATES
                                   INSURANCE COMPANY           Insurance/Reinsurance
                                                               Carriers
2166  12                           GOTHAM INSURANCE COMPANY    524150 -              New York       NY       UNITED STATES
                                                               Insurance/Reinsurance
                                                               Carriers
2167  12                           SOUTHWEST MARINE AND        524150 -              New York       NY       UNITED STATES
                                     GENERAL INSURANCE COMPANY Insurance/Reinsurance
                                                               Carriers
2168  11                         PACIFIC MUTUAL MARINE         524210 - Insurance    New York       NY       UNITED STATES
                                   OFFICE, INC.                Agencies and
                                                               Brokerages
2169  11                         PROSIGHT SPECIALTY            524210 - Insurance    New York       NY       UNITED STATES
                                   MANAGEMENT COMPANY, INC.    Agencies and
                                                               Brokerages
2170  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2171  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles

2044  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2045  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2046  7                  GS CAPITAL PARTNERS V FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2047  7                  GSCP V ADVISORS, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2048  7                  SUNGARD CAPITAL CORP.                 99         N/A


2049  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2050  7                  SEVRES II S.A.R.L.                    73         73

2051  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Preferred A
                                                                                     shares.
2052  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2053  7                  SEVRES II S.A.R.L.                    73         73

2054  7                  SUPERLIFT HOLDING S.A R.L.            44         N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2055  4            GS CAPITAL PARTNERS V PCP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2056  4            GS CAPITAL PARTNERS V PIA FUND OFFSHORE,    100        N/A
                     LTD.
2057  5              GS CAPITAL PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2058  6                GS CAPITAL PARTNERS V EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2059  6                GS CAPITAL PARTNERS V GMBH & CO. KG     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2060  6                GS CAPITAL PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2061  6                GS CAPITAL PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2062  6                GS CAPITAL PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2063  6                GSCP V AIV, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2064  6                GSCP V INSTITUTIONAL AIV, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2065  4            GSCP V OVERRIDE OFFSHORE, LTD               100        N/A

2066  4            GSCP V OVERRIDE, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2067  3          GS CAPITAL PARTNERS VI EMPLOYEE FUNDS GP,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2068  4            GS CAPITAL PARTNERS V PCP JAPAN FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2069  5              GS CAPITAL PARTNERS V PCP FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2070  4            GS CAPITAL PARTNERS V PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2071  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND        100        N/A
                     OFFSHORE, LTD.
2072  4            GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2073  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2074  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2075  7                  BUCK HOLDINGS L.P.                    100        12

2076  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2077  7                  COMPASS DELAWARE HOLDINGS I CORP.     100        N/A

2078  7                  COMPASS INVESTORS INC.                85         N/A

2079  8                    COMPASS ACQUISITION HOLDINGS CORP.  100        N/A

2080  9                      USI HOLDINGS CORPORATION          87         N/A


2081  10                       USI Insurance Services LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2082  11                         AMERICAN INSURANCE            100        N/A
                                   ADMINISTRATORS, INC.
2083  11                         ANCO CORPORATION              100        N/A

2084  12                           ANCO INSURANCE SERVICES     100        N/A
                                     OF HOUSTON, INC.
2085  12                           INTER/NATIONAL RENTAL       100        N/A
                                     INSURANCE SERVICES, INC.
2086  12                           MD PREMIUM FINANCE          100        N/A
                                     CORPORATION
2087  12                           REGIONAL INSURANCE          100        N/A
                                     MANAGEMENT SERVICES, INC.
2088  11                         BMI INSURANCE SERVICES, INC   100        N/A


2089  11                         CAMPBELL, GALT & NEWLANDS,    100        N/A
                                   INC.
2090  11                         COLONIAL PREMIUM FINANCE      100        N/A
                                   COMPANY
2091  11                         CUSTOM BENEFIT PROGRAMS,      100        N/A
                                   INC.
2092  12                           TURNER P. WILLIAMS &        100        N/A
                                     ASSOCIATES, LLC
2093  11                         EMERSON REID LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2094  12                           MY BENEFIT ADVISOR, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2095  11                         KIBBLE & PRENTICE HOLDING     100        N/A
                                   COMPANY

2096  11                         SIGNATURE PREMIUM FINANCE,    100        N/A
                                   INC.
2097  11                         SUMMIT GLOBAL PARTNERS, INC.  100        N/A

2098  12                           MERIDIAN CREDIT SERVICES,   100        N/A
                                     INC.
2099  12                           SGP BENEFITS OF TEXAS,      100        N/A
                                     INC.
2100  12                           SUMMIT GLOBAL PARTNERS OF   100        N/A
                                     TEXAS, INC.
2101  12                           USI SOUTHWEST, INC.         100        N/A

2102  12                           USI of Tennessee, Inc.      100        N/A

2103  12                           VISTA INSURANCE PARTNERS    100        N/A
                                     OF ILLINOIS, INC.
2104  12                           VISTA INSURANCE PARTNERS,   100        N/A
                                     INC.
2105  13                             SUMMIT GLOBAL PARTNERS    100        N/A
                                       OF OKLAHOMA, INC.
2106  11                         U.S.I. INSURANCE SERVICES     100        N/A
                                   OF MASSACHUSETTS, INC.
2107  12                           NETCARE SERVICES, INC.      100        N/A

2108  11                         USI CONSULTING GROUP, INC.    100        N/A

2109  12                           BENEFIT STRATEGIES OF       100        N/A
                                     MAINE, INC.
2110  12                           USI ADVISORS, INC.          100        N/A

2111  12                           USI CONSULTING GROUP OF     100        N/A
                                     NEW YORK, INC.
2112  12                           USI SECURITIES, INC.        100        N/A

2113  11                         USI INSURANCE SERVICES        100        N/A
                                   CORPORATION OF ILLINOIS,
                                   INC.
2114  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NEW ENGLAND, INC.
2115  12                           INEX ALTERNATIVE            100        N/A
                                     PROGRAMS, INC.
2116  12                           USI INSURANCE SERVICES OF   100        N/A
                                     RHODE ISLAND, INC.
2117  11                         USI INSURANCE SERVICES OF     100        N/A
                                   NORTHERN CALIFORNIA, INC.
2118  11                         USI Insurance Services of     100        N/A
                                   Connecticut, Inc.
2119  11                         USI MIDATLANTIC, INC.         100        N/A

2120  11                         USI MIDWEST, INC.             100        N/A

2121  11                         USI OF SOUTHERN CALIFORNIA    100        N/A
                                   INSURANCE SERVICES, INC.
2122  11                         USI of San Diego Insurance    100        N/A
                                   Services, Inc.
2123  7                  CUCINA HOLDINGS SARL                  100        N/A

2124  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2125  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2126  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2127  7                  GS MACE HOLDINGS LIMITED              100        N/A


2128  7                  GS SUNRAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2129  8                    GS SUNRAY HOLDINGS SUBCO I, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2130  9                      Hyatt Hotels Corporation          7          N/A


2131  8                    GS SUNRAY HOLDINGS SUBCO II,        N/A        N/A        The direct holder is a
                             L.L.C.                                                  Non-Managing Member.
2132  9                      Hyatt Hotels Corporation          7          N/A


2133  7                  GS TELE CAYMAN                        100        N/A

2134  7                  GS TREASURE S.A R.L.                  100        N/A

2135  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2136  8                    CW INVESTMENTS CO.                  33         100

2137  9                      4414624 Canada Inc.               100        N/A

2138  10                       CW MEDIA HOLDINGS INC.          100        N/A

2139  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2140  8                    GSCP VI NORTH HOLDINGS CORP.        100        N/A

2141  9                      RED SKY ACQUISITION CORP.         15         N/A

2142  10                       RED SKY HOLDINGS L.P.           100        11

2143  9                      RED SKY HOLDINGS L.P.             100        11

2144  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2145  7                  HAWKER BEECHCRAFT, INC                46         N/A

2146  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2147  8                    HWBCC LP                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2148  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2149  7                  INVESTMENT HOLDING ENTITY GP, LTD.    100        N/A

2150  8                    STEEL HOLDINGS, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2151  7                  KAR HOLDINGS II, LLC                  34         N/A

2152  7                  Kinder Morgan Holdco LLC              25         N/A

2153  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2154  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2155  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2156  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2157  7                  OCEANS14 HOLDINGS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2158  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2159  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2160  8                    PROSIGHT GLOBAL, INC.               51         N/A


2161  9                      ProSight Specialty Insurance      100        N/A
                               Holdings, Inc.

2162  10                       PROSIGHT SPECIALTY INSURANCE    100        N/A
                                 GROUP, INC.

2163  11                         GOTHAM INSURANCE COMPANY      100        N/A


2164  11                         MUTUAL MARINE OFFICE OF THE   100        N/A
                                   MIDWEST, INC.

2165  11                         NEW YORK MARINE AND GENERAL   100        N/A
                                   INSURANCE COMPANY

2166  12                           GOTHAM INSURANCE COMPANY    100        N/A


2167  12                           SOUTHWEST MARINE AND        100        N/A
                                     GENERAL INSURANCE COMPANY

2168  11                         PACIFIC MUTUAL MARINE         100        N/A
                                   OFFICE, INC.

2169  11                         PROSIGHT SPECIALTY            100        N/A
                                   MANAGEMENT COMPANY, INC.

2170  7                  PVF HOLDINGS LLC                      63         N/A

2171  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2172  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2173  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2174  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2175  7                  TEXAS ENERGY FUTURE CAPITAL           525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS LLC                        Financial Vehicles
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          525990 - Other        Fort Worth     TX       UNITED STATES
                           LIMITED PARTNERSHIP                 Financial Vehicles
2177  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2178  8                    WHITELABEL II S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2179  9                      WHITELABEL II-A S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2180  10                       WHITELABEL III S.A.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2181  11                         WHITELABEL IV S.A.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2182  12                           ONV TOPCO N.V.              551112 - Offices of   Zele                    BELGIUM
                                                               Other Holding
                                                               Companies
2183  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2184  8                    Xella International S.a r.l.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    525990 - Other        St. Peter Port          GUERNSEY
                           INCORPORATED                        Financial Vehicles
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Financial Vehicles
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     LTD.                                      Financial Vehicles
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2192  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2193  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2194  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2195  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2196  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2197  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2200  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2201  6                GS SUNRAY GERMAN FUND I, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2202  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2204  6                GS SUNRAY GERMAN FUND II, LTD.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2205  7                  GS SUNRAY GERMAN FUND, L.P.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2206  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2207  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2208  6                GSCP VI AA ONE HOLDING SARL             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2211  8                    Kinder Morgan Holdco LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    525990 - Other        George Town             CAYMAN ISLANDS
                         LTD.                                  Financial Vehicles
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2214  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       525990 - Other        Wilmington     DE       UNITED STATES
                         L.L.C.                                Financial Vehicles
2226  7                  PAPERCO INVESTMENTS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2228  6                GSCP VI GmbH Investment Holdings        525990 - Other        George Town             CAYMAN ISLANDS
                         (Cayman) Ltd.                         Financial Vehicles
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2230  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2231  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2233  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2234  6                HAR JPN CAYMAN HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2235  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2236  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2237  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2238  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2240  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2241  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2242  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2243  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2244  6                OCEANS14 GMBH, L.L.C.                   551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2246  6                OCEANS14 GMBH, LTD.                     551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2248  6                PROSIGHT INVESTMENT LLC                 551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2249  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2250  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2251  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2254  6                WHITELABEL I S.A R.L.                   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2255  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2258  7                  BUCK HOLDINGS L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2259  7                  BUCK HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2260  7                  COMPASS INVESTORS INC.                525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2261  7                  CUCINA HOLDINGS SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2262  7                  GS EDAM DEBT HOLDINGS                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2265  7                  GS MACE HOLDINGS LIMITED              551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2270  7                  GS TELE CAYMAN                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2271  7                  GSCP VI AA ONE HOLDING SARL           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                             L.P.                              Financial Vehicles
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                           L.P.                                Financial Vehicles
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                           CORP.                               Financial Vehicles
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2279  9                      Kinder Morgan Holdco LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     525990 - Other        Wilmington     DE       UNITED STATES
                           L.P.                                Financial Vehicles
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2282  8                    PaperCo Holdings II, L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2283  7                  GSCP VI OFFSHORE PAPERCO              525990 - Other        Wilmington     DE       UNITED STATES
                           INVESTMENTS, L.L.C.                 Financial Vehicles
2284  8                    PAPERCO INVESTMENTS, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2286  7                  GSCPVI BHC CAYMAN LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2287  7                  HAWKER BEECHCRAFT, INC                525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2288  7                  HWBCC LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2289  7                  HWBCC LP                              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2290  7                  KAR HOLDINGS II, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2292  7                  LVB ACQUISITION HOLDING, LLC          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2293  7                  MONEYGRAM INTERNATIONAL, INC.         522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2294  7                  NORTH HOLDINGS CAYMAN CORP.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2295  7                  OCEANS14 HOLDINGS II, L.L.C.          523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2296  7                  OCEANS14 OFFSHORE, L.L.C.             551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2297  8                    OCEANS14 HOLDINGS II, L.L.C.        523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2298  7                  PROSIGHT INVESTMENT LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2299  7                  PVF HOLDINGS LLC                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles

2172  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2173  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2174  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2175  7                  TEXAS ENERGY FUTURE CAPITAL           N/A        N/A        The direct holder is a
                           HOLDINGS LLC                                              Non-Managing Member.
2176  7                  TEXAS ENERGY FUTURE HOLDINGS          100        11
                           LIMITED PARTNERSHIP
2177  7                  WHITELABEL I S.A R.L.                 50         N/A

2178  8                    WHITELABEL II S.A R.L.              100        N/A

2179  9                      WHITELABEL II-A S.A R.L.          100        N/A

2180  10                       WHITELABEL III S.A.             100        N/A

2181  11                         WHITELABEL IV S.A.            100        N/A

2182  12                           ONV TOPCO N.V.              100        N/A


2183  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2184  8                    Xella International S.a r.l.        100        N/A

2185  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2186  7                  UMBRELLASTREAM LIMITED PARTNERSHIP    100        16
                           INCORPORATED
2187  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2188  4            GS CAPITAL PARTNERS VI EMPLOYEE MASTER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2189  4            GS CAPITAL PARTNERS VI PIA FUND OFFSHORE,   100        N/A
                     LTD.
2190  4            GS CAPITAL PARTNERS VI PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2191  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2192  6                BUCK HOLDINGS L.P.                      100        12

2193  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2194  6                COMPASS INVESTORS INC.                  85         N/A

2195  6                CUCINA HOLDINGS SARL                    100        N/A

2196  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2197  6                GS EDAM DEBT HOLDINGS                   99         N/A

2198  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2199  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2200  6                GS MACE HOLDINGS LIMITED                100        N/A


2201  6                GS SUNRAY GERMAN FUND I, LTD.           100        N/A

2202  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2203  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2204  6                GS SUNRAY GERMAN FUND II, LTD.          100        N/A

2205  7                  GS SUNRAY GERMAN FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2206  6                GS TELE CAYMAN                          100        N/A

2207  6                GS TREASURE S.A R.L.                    100        N/A

2208  6                GSCP VI AA ONE HOLDING SARL             100        N/A

2209  6                GSCP VI GERMANY KNIGHT HOLDINGS CORP.   100        N/A

2210  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2211  8                    Kinder Morgan Holdco LLC            25         N/A

2212  6                GSCP VI GERMANY TXU HOLDINGS CAYMAN,    100        N/A
                         LTD.
2213  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2214  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2215  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2216  6                GSCP VI GERMANY TXU HOLDINGS, LTD.      100        N/A

2217  7                  GSCP VI GERMANY TXU HOLDINGS, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2218  6                GSCP VI GMBH COMPASS CAYMAN GP CORP.    100        N/A

2219  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2220  8                    COMPASS CAYMAN HOLDINGS L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2221  6                GSCP VI GMBH COMPASS CAYMAN LTD.        100        N/A

2222  7                  GSCP VI GMBH COMPASS HOLDINGS L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2223  6                GSCP VI GMBH KNIGHT HOLDINGS            100        N/A

2224  7                  GSCP VI GERMANY KNIGHT HOLDINGS,      N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2225  6                GSCP VI GMBH PAPERCO INVESTMENTS,       N/A        N/A        The direct holder is a
                         L.L.C.                                                      Managing Member.
2226  7                  PAPERCO INVESTMENTS, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2227  6                GSCP VI GMBH STEEL HOLDINGS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2228  6                GSCP VI GmbH Investment Holdings        100        N/A
                         (Cayman) Ltd.
2229  7                  GSCP VI GMBH PAPERCO HOLDINGS,        N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2230  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2231  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2232  6                GSCP VI NORTH HOLDINGS S.A R.L.         100        N/A

2233  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2234  6                HAR JPN CAYMAN HOLDINGS                 100        N/A

2235  6                HAWKER BEECHCRAFT, INC                  46         N/A

2236  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2237  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2238  6                KAR HOLDINGS II, LLC                    34         N/A

2239  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2240  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2241  6                MFI HOLDING CORPORATION                 72         N/A

2242  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2243  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2244  6                OCEANS14 GMBH, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2245  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2246  6                OCEANS14 GMBH, LTD.                     100        N/A


2247  7                  OCEANS14 HOLDINGS IV, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2248  6                PROSIGHT INVESTMENT LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2249  6                PVF HOLDINGS LLC                        63         N/A

2250  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2251  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2252  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2253  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2254  6                WHITELABEL I S.A R.L.                   50         N/A

2255  6                Xella International Holdings S.a.r.l.   50         N/A

2256  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2257  6                GS CAPITAL PARTNERS VI OFFSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2258  7                  BUCK HOLDINGS L.P.                    100        12

2259  7                  BUCK HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2260  7                  COMPASS INVESTORS INC.                85         N/A

2261  7                  CUCINA HOLDINGS SARL                  100        N/A

2262  7                  GS EDAM DEBT HOLDINGS                 99         N/A

2263  7                  GS LUX DEBT HOLDINGS II S.A.R.L.      100        N/A

2264  7                  GS LUX DEBT HOLDINGS S.A.R.L.         100        N/A

2265  7                  GS MACE HOLDINGS LIMITED              100        N/A


2266  7                  GS SUNRAY OFFSHORE FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2267  8                    GS SUNRAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2268  7                  GS SUNRAY OFFSHORE FUND, LTD.         100        N/A

2269  8                    GS SUNRAY OFFSHORE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2270  7                  GS TELE CAYMAN                        100        N/A

2271  7                  GSCP VI AA ONE HOLDING SARL           100        N/A

2272  7                  GSCP VI NORTH HOLDINGS S.A R.L.       100        N/A

2273  7                  GSCP VI OFFSHORE COMPASS CAYMAN GP    100        N/A
                           CORP.
2274  8                    GSCP VI OFFSHORE COMPASS HOLDINGS   N/A        N/A        The direct holder is a
                             L.P.                                                    General Partner.
2275  9                      COMPASS CAYMAN HOLDINGS L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2276  7                  GSCP VI OFFSHORE COMPASS HOLDINGS     N/A        N/A        The direct holder is a
                           L.P.                                                      Limited Partner.
2277  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS      100        N/A
                           CORP.
2278  8                    GSCP VI OFFSHORE KNIGHT HOLDINGS,   N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2279  9                      Kinder Morgan Holdco LLC          25         N/A

2280  7                  GSCP VI OFFSHORE KNIGHT HOLDINGS,     N/A        N/A        The direct holder is a
                           L.P.                                                      General Partner.
2281  7                  GSCP VI OFFSHORE PAPERCO HOLDINGS,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2282  8                    PaperCo Holdings II, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2283  7                  GSCP VI OFFSHORE PAPERCO              N/A        N/A        The direct holder is a
                           INVESTMENTS, L.L.C.                                       Managing Member.
2284  8                    PAPERCO INVESTMENTS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2285  7                  GSCP VI OFFSHORE STEEL HOLDINGS,      N/A        N/A        The direct holder is a
                           L.L.C.                                                    Managing Member.
2286  7                  GSCPVI BHC CAYMAN LTD.                100        N/A

2287  7                  HAWKER BEECHCRAFT, INC                46         N/A

2288  7                  HWBCC LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2289  7                  HWBCC LP                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2290  7                  KAR HOLDINGS II, LLC                  34         N/A

2291  7                  LUX GSCP 6 / GSOP DEBT S.A R.L.       100        N/A

2292  7                  LVB ACQUISITION HOLDING, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2293  7                  MONEYGRAM INTERNATIONAL, INC.         100        N/A




2294  7                  NORTH HOLDINGS CAYMAN CORP.           100        N/A

2295  7                  OCEANS14 HOLDINGS II, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2296  7                  OCEANS14 OFFSHORE, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2297  8                    OCEANS14 HOLDINGS II, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2298  7                  PROSIGHT INVESTMENT LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2299  7                  PVF HOLDINGS LLC                      63         N/A

2300  7                  PaperCo Holdings II, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2301  7                  STEAK HOLDINGS, L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2302  7                  STEEL HOLDINGS, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2303  7                  WHITELABEL I S.A R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2304  7                  Xella International Holdings          525990 - Other        Luxembourg              LUXEMBOURG
                           S.a.r.l.                            Financial Vehicles
2305  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    525990 - Other        Wilmington     DE       UNITED STATES
                         GP, LLC                               Financial Vehicles
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                           CAYMAN, L.P.                        Financial Vehicles
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES
                             L.P.                              Financial Vehicles
2311  9                      TEXAS ENERGY FUTURE CAPITAL       525990 - Other        Wilmington     DE       UNITED STATES
                               HOLDINGS LLC                    Financial Vehicles
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      525990 - Other        Fort Worth     TX       UNITED STATES
                               LIMITED PARTNERSHIP             Financial Vehicles
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   525990 - Other        George Town             CAYMAN ISLANDS
                         L.P.                                  Financial Vehicles
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2315  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      525990 - Other        St. Peter Port          GUERNSEY
                         INCORPORATED                          Financial Vehicles
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2319  6                BUCK HOLDINGS L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2320  6                BUCK HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2322  6                COMPASS INVESTORS INC.                  525990 - Other        Briarcliff     NY       UNITED STATES
                                                               Financial Vehicles    Manor
2323  6                CUCINA HOLDINGS SARL                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2324  6                EDAM ACQUISITION HOLDING I              525990 - Other        Hilversum               NETHERLANDS
                         COOPERATIEF U.A.                      Financial Vehicles
2325  6                GS EDAM DEBT HOLDINGS                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2328  6                GS MACE HOLDINGS LIMITED                551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    525990 - Other        Wilmington     DE       UNITED STATES
                           L.L.C.                              Financial Vehicles
2331  8                    Hyatt Hotels Corporation            531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
2332  6                GS TELE CAYMAN                          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2333  6                GS TREASURE S.A R.L.                    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2335  7                  CW INVESTMENTS CO.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2336  6                GSCP VI PARALLEL NORTH HOLDINGS         525990 - Other        Luxembourg              LUXEMBOURG
                         S.A.R.L.                              Financial Vehicles
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  525990 - Other        Halifax        NS       CANADA
                                                               Financial Vehicles
2338  8                    RED SKY ACQUISITION CORP.           525990 - Other        Calgary        AB       CANADA
                                                               Financial Vehicles
2339  8                    RED SKY HOLDINGS L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2340  6                GSCP VI PARALLEL WHITELABEL B LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2342  8                    WHITELABEL I S.A R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2343  6                GSCP VI PARALLEL WHITELABEL S LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2344  6                GSCPVI BHC CAYMAN LTD.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2345  6                HAWKER BEECHCRAFT, INC                  525990 - Other        Wichita        KS       UNITED STATES
                                                               Financial Vehicles
2346  6                HWBCC LLC                               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2347  6                HWBCC LP                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2348  6                KAR HOLDINGS II, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2349  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2351  6                LVB ACQUISITION HOLDING, LLC            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2352  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2353  6                MONEYGRAM INTERNATIONAL, INC.           522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2354  6                NORTH HOLDINGS CAYMAN CORP.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2355  6                OCEANS14 HOLDINGS III, L.L.C.           523910 -              Wilmington     DE       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
2356  6                PAPERCO INVESTMENTS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2357  6                PVF HOLDINGS LLC                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2358  6                PaperCo Holdings II, L.L.C.             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2359  6                ProSight Parallel Investment LLC        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2360  7                  PROSIGHT GLOBAL, INC.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2361  6                STEAK HOLDINGS, L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2362  6                STEEL HOLDINGS, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    525990 - Other        Wilmington     DE       UNITED STATES
                         LLC                                   Financial Vehicles
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    525990 - Other        Fort Worth     TX       UNITED STATES
                         PARTNERSHIP                           Financial Vehicles
2365  6                Xella International Holdings S.a.r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2366  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        551112 - Offices of   Ebene                   MAURITIUS
                         LIMITED                               Other Holding
                                                               Companies
2368  7                  XENOK LIMITED                         525990 - Other        Nicosia                 CYPRUS
                                                               Financial Vehicles
2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2370  6                MFI HOLDING CORPORATION                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2382  5              GS CAPITAL PARTNERS VI, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2383  3          GS DIRECT, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2384  4            GS CHROMA HOLDINGS LIMITED                  525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2385  4            GS DIRECT GD LIMITED                        525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2386  4            GS DIRECT PHARMA LIMITED                    525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2387  4            GS LOGISTICS HOLDINGS LTD                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2388  4            GS PHERECLUS HOLDINGS LIMITED               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
2389  4            VGG HOLDING LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2390  5              AEROFLEX HOLDING CORP.                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2391  6                AEROFLEX INCORPORATED                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2392  4            YES NETWORK HOLDING COMPANY, LLC            525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       525990 - Other        New York       NY       UNITED STATES
                           L.L.C.                              Financial Vehicles
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       525990 - Other        New York       NY       UNITED STATES
                             L.L.C.                            Financial Vehicles
2399  8                    GSLP I ONSHORE S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     525990 - Other        Luxembourg              LUXEMBOURG
                               R.L.                            Financial Vehicles
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       525990 - Other        Luxembourg              LUXEMBOURG
                             S.A.R.L.                          Financial Vehicles
2409  8                    SEVRES II S.A.R.L.                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   525990 - Other        George Town             CAYMAN ISLANDS
                           LTD.                                Financial Vehicles
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2412  7                  GSMP 2006 OFFSHORE US, LTD.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2413  8                    GSMP 2006 OFFSHORE HARRAH'S         525990 - Other        George Town             CAYMAN ISLANDS
                             HOLDINGS, LTD.                    Financial Vehicles
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.L.C.                            Financial Vehicles
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2421  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2422  6                GS MEZZANINE PARTNERS 2006              525990 - Other        New York       NY       UNITED STATES
                         INSTITUTIONAL FUND, L.L.C.            Financial Vehicles
2423  7                  GS MEZZANINE PARTNERS 2006            525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2424  8                    GSMP 2006 INSTITUTIONAL             525990 - Other        George Town             CAYMAN ISLANDS
                             INVESTMENT FUND, LTD.             Financial Vehicles
2425  9                      GSMP 2006 INSTITUTIONAL           525990 - Other        George Town             CAYMAN ISLANDS
                               INTERNATIONAL, LTD.             Financial Vehicles
2426  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS INTERNATIONAL, LTD.  Financial Vehicles
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   525990 - Other        Luxembourg              LUXEMBOURG
                                   S.A R.L.                    Financial Vehicles

2300  7                  PaperCo Holdings II, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2301  7                  STEAK HOLDINGS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2302  7                  STEEL HOLDINGS, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2303  7                  WHITELABEL I S.A R.L.                 50         N/A

2304  7                  Xella International Holdings          50         N/A
                           S.a.r.l.
2305  6                GS TREASURE S.A R.L.                    100        N/A

2306  6                GSCP VI OFFSHORE ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2307  7                  GS CAPITAL PARTNERS VI OFFSHORE       N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2308  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN    N/A        N/A        The direct holder is a
                         GP, LLC                                                     Managing Member.
2309  7                  GSCP VI OFFSHORE TXU HOLDINGS         N/A        N/A        The direct holder is a
                           CAYMAN, L.P.                                              General Partner.
2310  8                    GSCP VI OFFSHORE TXU HOLDINGS,      N/A        N/A        The direct holder is a
                             L.P.                                                    Limited Partner.
2311  9                      TEXAS ENERGY FUTURE CAPITAL       N/A        N/A        The direct holder is a
                               HOLDINGS LLC                                          Non-Managing Member.
2312  9                      TEXAS ENERGY FUTURE HOLDINGS      100        11
                               LIMITED PARTNERSHIP
2313  6                GSCP VI OFFSHORE TXU HOLDINGS CAYMAN,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2314  6                GSCP VI OFFSHORE TXU HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2315  6                MFI HOLDING CORPORATION                 72         N/A

2316  6                UMBRELLASTREAM GENERAL PARTNER LIMITED  50         N/A

2317  6                UMBRELLASTREAM LIMITED PARTNERSHIP      100        16
                         INCORPORATED
2318  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2319  6                BUCK HOLDINGS L.P.                      100        12

2320  6                BUCK HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2321  6                COMPASS DELAWARE HOLDINGS II CORP.      100        N/A

2322  6                COMPASS INVESTORS INC.                  85         N/A

2323  6                CUCINA HOLDINGS SARL                    100        N/A

2324  6                EDAM ACQUISITION HOLDING I              N/A        N/A        The direct holder is a
                         COOPERATIEF U.A.                                            Non-Managing Member.
2325  6                GS EDAM DEBT HOLDINGS                   99         N/A

2326  6                GS LUX DEBT HOLDINGS II S.A.R.L.        100        N/A

2327  6                GS LUX DEBT HOLDINGS S.A.R.L.           100        N/A

2328  6                GS MACE HOLDINGS LIMITED                100        N/A


2329  6                GS SUNRAY HOLDINGS PARALLEL, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2330  7                  GS SUNRAY HOLDINGS PARALLEL SUBCO,    N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2331  8                    Hyatt Hotels Corporation            7          N/A


2332  6                GS TELE CAYMAN                          100        N/A

2333  6                GS TREASURE S.A R.L.                    100        N/A

2334  6                GSCP VI AA ONE PARALLEL HOLDING SARL    100        N/A

2335  7                  CW INVESTMENTS CO.                    33         100

2336  6                GSCP VI PARALLEL NORTH HOLDINGS         100        N/A
                         S.A.R.L.
2337  7                  GSCP VI PARALLEL NORTH HOLDING CORP.  100        N/A

2338  8                    RED SKY ACQUISITION CORP.           15         N/A

2339  8                    RED SKY HOLDINGS L.P.               100        11

2340  6                GSCP VI PARALLEL WHITELABEL B LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2341  7                  GSCP VI PARALLEL WHITELABEL S LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2342  8                    WHITELABEL I S.A R.L.               50         N/A

2343  6                GSCP VI PARALLEL WHITELABEL S LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2344  6                GSCPVI BHC CAYMAN LTD.                  100        N/A

2345  6                HAWKER BEECHCRAFT, INC                  46         N/A

2346  6                HWBCC LLC                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2347  6                HWBCC LP                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2348  6                KAR HOLDINGS II, LLC                    34         N/A

2349  6                Kinder Morgan Holdco LLC                25         N/A

2350  6                LUX GSCP 6 / GSOP DEBT S.A R.L.         100        N/A

2351  6                LVB ACQUISITION HOLDING, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2352  6                MFI HOLDING CORPORATION                 72         N/A

2353  6                MONEYGRAM INTERNATIONAL, INC.           100        N/A




2354  6                NORTH HOLDINGS CAYMAN CORP.             100        N/A

2355  6                OCEANS14 HOLDINGS III, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2356  6                PAPERCO INVESTMENTS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2357  6                PVF HOLDINGS LLC                        63         N/A

2358  6                PaperCo Holdings II, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2359  6                ProSight Parallel Investment LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2360  7                  PROSIGHT GLOBAL, INC.                 51         N/A


2361  6                STEAK HOLDINGS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2362  6                STEEL HOLDINGS, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2363  6                TEXAS ENERGY FUTURE CAPITAL HOLDINGS    N/A        N/A        The direct holder is a
                         LLC                                                         Managing Member.
2364  6                TEXAS ENERGY FUTURE HOLDINGS LIMITED    100        11
                         PARTNERSHIP
2365  6                Xella International Holdings S.a.r.l.   50         N/A

2366  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2367  6                GS CAPITAL PARTNERS TWO HOLDINGS        100        N/A
                         LIMITED

2368  7                  XENOK LIMITED                         100        N/A

2369  6                GS CAPITAL PARTNERS VI FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2370  6                MFI HOLDING CORPORATION                 72         N/A

2371  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND      100        N/A
                     OFFSHORE, LTD.
2372  4            GS CAPITAL PARTNERS VI PIA PMD QP FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2373  4            GS CAPITAL PARTNERS VI PMD ESC FUND         100        N/A
                     OFFSHORE, LTD.
2374  4            GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2375  4            GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2376  4            GS CAPITAL PARTNERS VI PMD QP FUND          100        N/A
                     OFFSHORE, LTD.
2377  4            GS CAPITAL PARTNERS VI PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2378  5              GS CAPITAL PARTNERS VI EMPLOYEE MASTER    N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2379  5              GS CAPITAL PARTNERS VI GMBH & CO. KG      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2380  5              GS CAPITAL PARTNERS VI OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2381  5              GS CAPITAL PARTNERS VI PARALLEL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2382  5              GS CAPITAL PARTNERS VI, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2383  3          GS DIRECT, L.L.C.                             N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2384  4            GS CHROMA HOLDINGS LIMITED                  100        N/A

2385  4            GS DIRECT GD LIMITED                        100        N/A

2386  4            GS DIRECT PHARMA LIMITED                    100        N/A

2387  4            GS LOGISTICS HOLDINGS LTD                   100        N/A

2388  4            GS PHERECLUS HOLDINGS LIMITED               100        N/A

2389  4            VGG HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2390  5              AEROFLEX HOLDING CORP.                    79         N/A

2391  6                AEROFLEX INCORPORATED                   100        N/A

2392  4            YES NETWORK HOLDING COMPANY, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2393  3          GS LOAN PARTNERS I EMPLOYEE FUNDS GP, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2394  4            GS LOAN PARTNERS I EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2395  5              GS LOAN PARTNERS I EMPLOYEE MASTER        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2396  6                GS LOAN PARTNERS I ONSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2397  7                  GSLP I ONSHORE INVESTMENT FUND,       N/A        N/A        The direct holder is a
                           L.L.C.                                                    Non-Managing Member.
2398  8                    GSLP I ONSHORE HOLDINGS FUND,       N/A        N/A        The direct holder is a
                             L.L.C.                                                  Managing Member.
2399  8                    GSLP I ONSHORE S.A R.L.             100        N/A

2400  9                      GSLP I ONSHORE (BRENNTAG) S.A     100        N/A
                               R.L.
2401  4            GS LOAN PARTNERS I EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2402  3          GS MEZZANINE PARTNERS 2006 EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
2403  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND    100        N/A
                     OFFSHORE, LTD.
2404  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2405  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2406  7                  GSMP 2006 OFFSHORE INTERNATIONAL,     100        N/A
                           LTD.
2407  8                    GSMP 2006 OFFSHORE HOLDINGS         100        N/A
                             INTERNATIONAL, LTD.
2408  9                      GSMP 2006 OFFSHORE HOLDINGS       100        N/A
                               S.A.R.L.
2409  8                    SEVRES II S.A.R.L.                  73         73

2410  7                  GSMP 2006 OFFSHORE INVESTMENT FUND,   100        N/A
                           LTD.
2411  7                  GSMP 2006 OFFSHORE S.A.R.L.           100        N/A

2412  7                  GSMP 2006 OFFSHORE US, LTD.           100        N/A

2413  8                    GSMP 2006 OFFSHORE HARRAH'S         100        N/A
                             HOLDINGS, LTD.
2414  8                    GSMP 2006 OFFSHORE HOLDINGS US,     100        N/A
                             LTD.
2415  8                    GSMP 2006 OFFSHORE SBI HOLDINGS,    100        N/A
                             LTD.
2416  5              GS MEZZANINE PARTNERS 2006 OFFSHORE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2417  4            GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2418  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.L.C.                                                  Non-Managing Member.
2419  5              GS MEZZANINE PARTNERS 2006 ONSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2420  4            GS MEZZANINE PARTNERS 2006 PCP FUND         N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2421  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2422  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.L.C.                                  Managing Member.
2423  7                  GS MEZZANINE PARTNERS 2006            N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2424  8                    GSMP 2006 INSTITUTIONAL             100        N/A
                             INVESTMENT FUND, LTD.
2425  9                      GSMP 2006 INSTITUTIONAL           100        N/A
                               INTERNATIONAL, LTD.
2426  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS INTERNATIONAL, LTD.
2427  11                         GSMP 2006 OFFSHORE HOLDINGS   100        N/A
                                   S.A R.L.

2428  10                       SEVRES II S.A.R.L.              525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2430  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HARRAH'S HOLDINGS, LTD.       Financial Vehicles
2431  10                       GSMP 2006 INSTITUTIONAL         525990 - Other        George Town             CAYMAN ISLANDS
                                 HOLDINGS US, LTD.             Financial Vehicles
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2433  6                GS MEZZANINE PARTNERS 2006              525990 - Other        George Town             CAYMAN ISLANDS
                         INSTITUTIONAL FUND, L.P.              Financial Vehicles
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2442  5              GS MEZZANINE PARTNERS 2006                525990 - Other        George Town             CAYMAN ISLANDS
                       INSTITUTIONAL, L.P.                     Financial Vehicles
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                           FUND, L.P.                          Financial Vehicles
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                             LTD.                              Financial Vehicles
2454  8                    GSMP V OFFSHORE S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2455  8                    GSMP V OFFSHORE US, LTD.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2456  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2457  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.L.C.                                Financial Vehicles
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                         L.P.                                  Financial Vehicles
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND OFFSHORE II, L.L.C.                  Financial Vehicles


2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE II, L.L.C.                   Financial Vehicles


2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.L.C.                                  Financial Vehicles
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     525990 - Other        New York       NY       UNITED STATES
                     FUND ONSHORE, L.P.                        Financial Vehicles
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        New York       NY       UNITED STATES
                       FUND ONSHORE, L.P.                      Financial Vehicles
2472  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                         MASTER FUND ONSHORE, L.P.             Financial Vehicles
2476  6                GS MEZZANINE PARTNERS V, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2479  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE, L.P.                     Financial Vehicles
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2483  7                  GS MEZZANINE PARTNERS V               525990 - Other        George Town             CAYMAN ISLANDS
                           INSTITUTIONAL FUND, L.P.            Financial Vehicles
2484  8                    GSMP V INSTITUTIONAL                525990 - Other        George Town             CAYMAN ISLANDS
                             INTERNATIONAL, LTD.               Financial Vehicles
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     525990 - Other        George Town             CAYMAN ISLANDS
                             FUND, LTD.                        Financial Vehicles
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2487  8                    GSMP V INSTITUTIONAL US, LTD.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2488  9                      MONEYGRAM INTERNATIONAL, INC.     522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        New York       NY       UNITED STATES
                         FUND, L.L.C.                          Financial Vehicles
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                         FUND, L.P.                            Financial Vehicles
2493  4            GS MEZZANINE PARTNERS V PMD FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
2494  5              GS MEZZANINE PARTNERS V PMD FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE, L.P.                          Financial Vehicles
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND I, LLC                      Financial Vehicles
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525990 - Other        New York       NY       UNITED STATES
                       MASTER FUND I, LLC                      Financial Vehicles
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND I, LLC                      Financial Vehicles
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND II, LLC                     Financial Vehicles
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     OVERRIDE FUND II, LLC                     Financial Vehicles
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds


2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND VII, LLC                    Financial Vehicles
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        525910 - Open-End     New York       NY       UNITED STATES
                       MASTER FUND VII, LLC                    Investment Funds
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   525910 - Open-End     New York       NY       UNITED STATES
                     FUND VII, LLC                             Investment Funds


2510  3          GS TRUST, SERIES 2006-101G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-101G                                 Estates, and Agency
                                                               Accounts
2512  3          GS TRUST, SERIES 2006-49G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-49G                                  Estates, and Agency
                                                               Accounts
2514  3          GS TRUST, SERIES 2006-50G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-50G                                  Estates, and Agency
                                                               Accounts
2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2006-51G                                  Estates, and Agency
                                                               Accounts
2517  3          GS TRUST, SERIES 2006-51G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2518  3          GS TRUST, SERIES 2007-103G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-103G                                 Estates, and Agency
                                                               Accounts
2520  3          GS TRUST, SERIES 2007-122G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-122G                                 Estates, and Agency
                                                               Accounts
2522  3          GS TRUST, SERIES 2007-123G                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-123G                                 Estates, and Agency
                                                               Accounts
2524  3          GS TRUST, SERIES 2007-29G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-29G                                  Estates, and Agency
                                                               Accounts
2526  3          GS TRUST, SERIES 2007-53G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2527  3          GS TRUST, SERIES 2007-57G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-57G                                  Estates, and Agency
                                                               Accounts
2529  3          GS TRUST, SERIES 2007-74G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-74G                                  Estates, and Agency
                                                               Accounts
2531  3          GS TRUST, SERIES 2007-75G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-75G                                  Estates, and Agency
                                                               Accounts
2533  3          GS TRUST, SERIES 2007-82G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-82G                                  Estates, and Agency
                                                               Accounts
2535  3          GS TRUST, SERIES 2007-92G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2007-92G                                  Estates, and Agency
                                                               Accounts
2537  3          GS TRUST, SERIES 2008-14G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-14G                                  Estates, and Agency
                                                               Accounts
2539  3          GS TRUST, SERIES 2008-23G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-23G                                  Estates, and Agency
                                                               Accounts
2541  3          GS TRUST, SERIES 2008-25G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-25G                                  Estates, and Agency
                                                               Accounts
2543  3          GS TRUST, SERIES 2008-26GZ                    525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-26GZ                                 Estates, and Agency
                                                               Accounts
2545  3          GS TRUST, SERIES 2008-2G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2547  3          GS TRUST, SERIES 2008-34G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-34G                                  Estates, and Agency
                                                               Accounts
2549  3          GS TRUST, SERIES 2008-35G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-35G                                  Estates, and Agency
                                                               Accounts
2551  3          GS TRUST, SERIES 2008-36G                     525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          525920 - Trusts,      New York       NY       UNITED STATES
                     2008-36G                                  Estates, and Agency
                                                               Accounts
2553  3          GS TRUST, SERIES 2010-1G                      525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2554  4            GS Municipal Grantor Trust, Series 2010-1G  525920 - Trusts,      New York       NY       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
2555  3          Green Exchange Holdings LLC                   551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies

2428  10                       SEVRES II S.A.R.L.              73         73

2429  9                      GSMP 2006 INSTITUTIONAL US, LTD.  100        N/A

2430  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HARRAH'S HOLDINGS, LTD.
2431  10                       GSMP 2006 INSTITUTIONAL         100        N/A
                                 HOLDINGS US, LTD.
2432  8                    GSMP 2006 INSTITUTIONAL S.A.R.L.    100        N/A

2433  6                GS MEZZANINE PARTNERS 2006              N/A        N/A        The direct holder is a
                         INSTITUTIONAL FUND, L.P.                                    Limited Partner.
2434  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2435  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2436  6                GS MEZZANINE PARTNERS 2006 OFFSHORE     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2437  4            GS MEZZANINE PARTNERS 2006 PCP FUND         100        N/A
                     OFFSHORE, LTD.
2438  4            GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2439  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2440  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2441  4            GS MEZZANINE PARTNERS 2006 PIA FUND         100        N/A
                     OFFSHORE, LTD.
2442  5              GS MEZZANINE PARTNERS 2006                N/A        N/A        The direct holder is a
                       INSTITUTIONAL, L.P.                                           Limited Partner.
2443  5              GS MEZZANINE PARTNERS 2006 OFFSHORE,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2444  4            GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2445  5              GS MEZZANINE PARTNERS 2006 EMPLOYEE       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2446  5              GS MEZZANINE PARTNERS 2006, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2447  3          GS MEZZANINE PARTNERS V EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2448  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND       100        N/A
                     OFFSHORE, LTD.
2449  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2450  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2451  7                  GS MEZZANINE PARTNERS V OFFSHORE      N/A        N/A        The direct holder is a
                           FUND, L.P.                                                General Partner.
2452  8                    GSMP V OFFSHORE INTERNATIONAL,      100        N/A
                             LTD.
2453  8                    GSMP V OFFSHORE INVESTMENT FUND,    100        N/A
                             LTD.
2454  8                    GSMP V OFFSHORE S.a r.l.            100        N/A

2455  8                    GSMP V OFFSHORE US, LTD.            100        N/A

2456  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2457  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2458  4            GS MEZZANINE PARTNERS V EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2459  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2460  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.L.C.                                                      Non-Managing Member.
2461  6                GS MEZZANINE PARTNERS V ONSHORE FUND,   N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.
2462  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND OFFSHORE II, L.L.C.                                        Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2463  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2464  5              GS MEZZANINE PARTNERS V OFFSHORE FUND,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2465  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
2466  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder has
                     FUND ONSHORE II, L.L.C.                                         Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2467  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.L.C.                                                        Non-Managing Member.
2468  5              GS MEZZANINE PARTNERS V ONSHORE FUND,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2469  4            GS MEZZANINE PARTNERS V EMPLOYEE MASTER     N/A        N/A        The direct holder is a
                     FUND ONSHORE, L.P.                                              General Partner.
2470  4            GS MEZZANINE PARTNERS V PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2471  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND ONSHORE, L.P.                                            Limited Partner.
2472  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2473  4            GS MEZZANINE PARTNERS V PIA PMD QP FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2474  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2475  6                GS MEZZANINE PARTNERS V EMPLOYEE        N/A        N/A        The direct holder is a
                         MASTER FUND ONSHORE, L.P.                                   Limited Partner.
2476  6                GS MEZZANINE PARTNERS V, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2477  4            GS MEZZANINE PARTNERS V PMD ESC FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2478  5              GS MEZZANINE PARTNERS V PMD QP FUND,      N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2479  4            GS MEZZANINE PARTNERS V PMD FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2480  5              GS MEZZANINE PARTNERS V EMPLOYEE MASTER   N/A        N/A        The direct holder is a
                       FUND OFFSHORE, L.P.                                           Limited Partner.
2481  5              GS MEZZANINE PARTNERS V INSTITUTIONAL,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
2482  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Managing Member.
2483  7                  GS MEZZANINE PARTNERS V               N/A        N/A        The direct holder is a
                           INSTITUTIONAL FUND, L.P.                                  General Partner.
2484  8                    GSMP V INSTITUTIONAL                100        N/A
                             INTERNATIONAL, LTD.
2485  8                    GSMP V INSTITUTIONAL INVESTMENT     100        N/A
                             FUND, LTD.
2486  8                    GSMP V INSTITUTIONAL S.A R.L.       100        N/A

2487  8                    GSMP V INSTITUTIONAL US, LTD.       100        N/A

2488  9                      MONEYGRAM INTERNATIONAL, INC.     100        N/A




2489  6                GS MEZZANINE PARTNERS V INSTITUTIONAL   N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2490  5              GS MEZZANINE PARTNERS V OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2491  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.L.C.                                                Non-Managing Member.
2492  6                GS MEZZANINE PARTNERS V OFFSHORE        N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  Limited Partner.
2493  4            GS MEZZANINE PARTNERS V PMD FUND            100        N/A
                     OFFSHORE, LTD.
2494  5              GS MEZZANINE PARTNERS V PMD FUND          N/A        N/A        The direct holder is a
                       OFFSHORE, L.P.                                                Limited Partner.
2495  4            GS MEZZANINE PARTNERS V PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2496  3          GS MEZZANINE PARTNERS V OFFSHORE FUND,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
2497  3          GS MUNICIPAL PRODUCTS L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2498  3          GS PEG EMPLOYEE FUNDS I ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2499  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND I, LLC                                            Managing Member.
2500  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND I, LLC                                            Non-Managing Member.
2501  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND I, LLC                                            Managing Member.
2502  3          GS PEG EMPLOYEE FUNDS II ADVISORS, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2503  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND II, LLC                                           Managing Member.
2504  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     OVERRIDE FUND II, LLC                                           Managing Member.
2505  3          GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC        N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2506  3          GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2507  4            GOLDMAN SACHS PRIVATE EQUITY GROUP          N/A        N/A        The direct holder is a
                     EMPLOYEE FUND VII, LLC                                          Managing Member.
2508  5              GOLDMAN SACHS PRIVATE EQUITY GROUP        N/A        N/A        The direct holder is a
                       MASTER FUND VII, LLC                                          Non-Managing Member.
2509  4            GOLDMAN SACHS PRIVATE EQUITY GROUP MASTER   N/A        N/A        The direct holder has
                     FUND VII, LLC                                                   Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2510  3          GS TRUST, SERIES 2006-101G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2511  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-101G                                                       Trustee.

2512  3          GS TRUST, SERIES 2006-49G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2513  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-49G                                                        Trustee.

2514  3          GS TRUST, SERIES 2006-50G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2515  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-50G                                                        Trustee.

2516  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2006-51G                                                        Trustee.

2517  3          GS TRUST, SERIES 2006-51G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2518  3          GS TRUST, SERIES 2007-103G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2519  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-103G                                                       Trustee.

2520  3          GS TRUST, SERIES 2007-122G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2521  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-122G                                                       Trustee.

2522  3          GS TRUST, SERIES 2007-123G                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2523  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-123G                                                       Trustee.

2524  3          GS TRUST, SERIES 2007-29G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2525  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-29G                                                        Trustee.

2526  3          GS TRUST, SERIES 2007-53G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2527  3          GS TRUST, SERIES 2007-57G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2528  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-57G                                                        Trustee.

2529  3          GS TRUST, SERIES 2007-74G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2530  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-74G                                                        Trustee.

2531  3          GS TRUST, SERIES 2007-75G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2532  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-75G                                                        Trustee.

2533  3          GS TRUST, SERIES 2007-82G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2534  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-82G                                                        Trustee.

2535  3          GS TRUST, SERIES 2007-92G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2536  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2007-92G                                                        Trustee.

2537  3          GS TRUST, SERIES 2008-14G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2538  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-14G                                                        Trustee.

2539  3          GS TRUST, SERIES 2008-23G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2540  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-23G                                                        Trustee.

2541  3          GS TRUST, SERIES 2008-25G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2542  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-25G                                                        Trustee.

2543  3          GS TRUST, SERIES 2008-26GZ                    N/A        N/A        The direct holder is a
                                                                                     Trustee.

2544  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-26GZ                                                       Trustee.

2545  3          GS TRUST, SERIES 2008-2G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2546  4            GS MUNICIPAL GRANTOR TRUST, SERIES 2008-2G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2547  3          GS TRUST, SERIES 2008-34G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2548  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-34G                                                        Trustee.

2549  3          GS TRUST, SERIES 2008-35G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2550  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-35G                                                        Trustee.

2551  3          GS TRUST, SERIES 2008-36G                     N/A        N/A        The direct holder is a
                                                                                     Trustee.

2552  4            GS MUNICIPAL GRANTOR TRUST, SERIES          N/A        N/A        The direct holder is a
                     2008-36G                                                        Trustee.

2553  3          GS TRUST, SERIES 2010-1G                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

2554  4            GS Municipal Grantor Trust, Series 2010-1G  N/A        N/A        The direct holder is a
                                                                                     Trustee.

2555  3          Green Exchange Holdings LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2556  4            GREEN EXCHANGE LLC                          523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       525910 - Open-End     Osasco                  BRAZIL
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA  Investment Funds
2559  3          LIFELOCK, INC.                                525990 - Other        Tempe          AZ       UNITED STATES
                                                               Financial Vehicles
2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   525990 - Other        Missoula       MT       UNITED STATES
                                                               Financial Vehicles
2561  3          M-CCP PARENT, INC.                            525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
2562  4            M-CCP HOLDINGS, INC.                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
2563  5              MERGENT, INC.                             518210 - Data         Charlotte      NC       UNITED STATES
                                                               Processing, Hosting,
                                                               and Related Services
2564  3          PATENT SKY LLC                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2565  3          PIVOTAL HOLDINGS LTD.                         525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2566  4            PIVOTAL PAYMENTS INC.                       525990 - Other        Melville       NY       UNITED STATES
                                                               Financial Vehicles
2567  4            Pivotal Payments Corporation                525990 - Other        Montreal       QC       CANADA
                                                               Financial Vehicles
2568  3          ProSight Equity Management Inc.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2569  4            PROSIGHT INVESTMENT LLC                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2570  4            ProSight Parallel Investment LLC            551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2571  3          READY CAPITAL GROUP LLC                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2572  3          REDLINE TRADING SOLUTIONS, INC.               511210 - Applications Woburn         MA       UNITED STATES
                                                               software, computer,
                                                               packaged
2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2576  3          THE PORTAL ALLIANCE LLC                       523210 - Securities   New York       NY       UNITED STATES
                                                               and Commodity
                                                               Exchanges
2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2579  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2581  5              W2008 OUKA (DELAWARE) L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2587  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2588  8                    SATUREA B.V.                        531390 - Other        Amsterdam               NETHERLANDS
                                                               activities related to
                                                               real estate
2589  9                      LANCASTER GMBH & CO. KG           525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2590  9                      LANCASTER HOLDING GmbH            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2591  10                       LANCASTER GMBH & CO. KG         525990 - Other        Dusseldorf              GERMANY
                                                               Financial Vehicles
2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles                                               s.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2594  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2596  6                Whitehall European RE 9A S.a r.l.       525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2597  7                  RESTIO B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2599  3          Goldman Sachs Gives gemeinnutzige GmbH        523991 - Trust,       Frankfurt am            GERMANY
                                                               Fiduciary, and        Main
                                                               Custody Activities
2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                551112 - Offices of   Frankfurt am            GERMANY
                                                               Other Holding         Main
                                                               Companies
2601  3          GOLDMAN, SACHS & CO. OHG                      522110 - Commercial   Frankfurt am            GERMANY
                                                               Banking               Main
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            523110 - Investment   Frankfurt am            GERMANY
                                                               Banking and           Main
                                                               Securities Dealing
2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2606  2        GS (ASIA) L.P.                                  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2607  2        GS - MPIM I, LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2608  2        GS 2280 FDB MEMBER LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2609  2        GS 230 PARK ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2612  2        GS ACA, LLC                                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2614  2        GS ADVISORS 2000, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2616  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2617  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      525990 - Other        Wilmington     DE       UNITED STATES
                       CORP.                                   Financial Vehicles
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2623  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2624  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2625  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2626  4            GS 2000-I, L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2629  4            SUNGARD CAPITAL CORP.                       51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2630  2        GS ADVISORS II, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2631  2        GS ADVISORS III, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   525990 - Other        Berlin                  GERMANY
                   PARTNERSHIP                                 Financial Vehicles
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2634  3          GS CAPITAL PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2635  4            EACCESS HOLDINGS L.L.C.                     551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
2636  2        GS ADVISORS V AIV, LTD.                         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2637  3          GSCP V AIV, L.P.                              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2639  2        GS ADVISORS V, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2643  3          GS CAPITAL PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2645  2        GS ADVISORS VI AIV, LTD.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2646  3          GSCP VI AIV, L.P.                             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2649  3          GSCP VI PARALLEL AIV, L.P.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      525990 - Other        St. Peter Port          GUERNSEY
                                                               Financial Vehicles
2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          525990 - Other        St. Peter Port          GUERNSEY
                     INCORPORATED                              Financial Vehicles
2653  2        GS ADVISORS VI, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2657  3          GS CAPITAL PARTNERS VI, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2658  2        GS ADVISORS, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2659  2        GS AT ADVISORS, L.L.C.                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2660  2        GS AYCO HOLDING LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2661  3          MERCER ALLIED COMPANY, L.P.                   523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2662  3          SARATOGA SPRINGS LLC                          551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2663  4            THE AYCO COMPANY, L.P.                      523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2664  5              MERCER ALLIED COMPANY, L.P.               523120 - Securities   Saratoga       NY       UNITED STATES
                                                               Brokerage             Springs
2665  5              THE AYCO SERVICES AGENCY, L.P.            524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2666  6                MERCAY CORPORATION                      551112 - Offices of   Saratoga       NY       UNITED STATES
                                                               Other Holding         Springs
                                                               Companies
2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   524210 - Insurance    Saratoga       NY       UNITED STATES
                           INC.                                Agencies and          Springs
                                                               Brokerages
2668  3          THE AYCO COMPANY, L.P.                        523930 - Investment   Saratoga       NY       UNITED STATES
                                                               Advice                Springs
2669  3          THE AYCO SERVICES AGENCY, L.P.                524210 - Insurance    Saratoga       NY       UNITED STATES
                                                               Agencies and          Springs
                                                               Brokerages
2670  2        GS BMET ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2676  2        GS BPC Parking Garage, LLC                      531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
2677  2        GS CABLE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2680  2        GS CABLE INVESTORS SLP, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2682  2        GS CAPITAL OPPORTUNITIES LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2683  3          GS FINANCING OPPORTUNITIES LLC                525990 - Other        Wilmington     DE       UNITED STATES

2556  4            GREEN EXCHANGE LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2557  5              GREEN EXCHANGE INTERNATIONAL, INC.        100        N/A


2558  3          JEREZ FUNDO DE INVESTIMENTO EM DIREITOS       100        N/A
                   CREDITORIOS NAO-PADRONIZADOS MULTICARTEIRA
2559  3          LIFELOCK, INC.                                70         N/A

2560  4            IDENTITY ASSURANCE AND MANAGEMENT COMPANY   100        N/A

2561  3          M-CCP PARENT, INC.                            100        N/A

2562  4            M-CCP HOLDINGS, INC.                        100        N/A


2563  5              MERGENT, INC.                             100        N/A


2564  3          PATENT SKY LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2565  3          PIVOTAL HOLDINGS LTD.                         1          N/A

2566  4            PIVOTAL PAYMENTS INC.                       100        N/A

2567  4            Pivotal Payments Corporation                100        N/A

2568  3          ProSight Equity Management Inc.               100        N/A


2569  4            PROSIGHT INVESTMENT LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2570  4            ProSight Parallel Investment LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2571  3          READY CAPITAL GROUP LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2572  3          REDLINE TRADING SOLUTIONS, INC.               100        N/A


2573  3          STONE STREET PEP TECHNOLOGY 2000, L.L.C.      N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2574  4            BRIDGE STREET PEP TECHNOLOGY FUND 2000,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2575  4            STONE STREET PEP TECHNOLOGY FUND 2000,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2576  3          THE PORTAL ALLIANCE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2577  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
2578  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

2579  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2580  5              W2008 JUPITER INVESTMENT CAYMAN LTD.      100        N/A

2581  5              W2008 OUKA (DELAWARE) L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2582  5              W2008 RAINBOW 1 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2583  5              W2008 RAINBOW 2 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2584  5              W2008 RAINBOW 3 (DELAWARE) L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2585  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2586  6                WHITEHALL EUROPEAN RE 7A S.A R.L.       100        N/A

2587  7                  RESTIO B.V.                           100        N/A

2588  8                    SATUREA B.V.                        100        N/A


2589  9                      LANCASTER GMBH & CO. KG           100        100

2590  9                      LANCASTER HOLDING GmbH            100        N/A

2591  10                       LANCASTER GMBH & CO. KG         100        100

2592  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
2593  6                WHITEHALL EUROPEAN RE 8A S.A R.L.       100        N/A

2594  7                  RESTIO B.V.                           100        N/A

2595  5              WHITEHALL EUROPEAN RE 9 S.A R.L.          100        N/A

2596  6                Whitehall European RE 9A S.a r.l.       100        N/A

2597  7                  RESTIO B.V.                           100        N/A

2598  2        GOLDMAN, SACHS & CO. BETEILIGUNGS GMBH          100        N/A


2599  3          Goldman Sachs Gives gemeinnutzige GmbH        100        N/A


2600  2        GOLDMAN, SACHS & CO. FINANZ GMBH                100        N/A


2601  3          GOLDMAN, SACHS & CO. OHG                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2602  2        GOLDMAN, SACHS & CO. WERTPAPIER GMBH            100        N/A


2603  2        GOLDMAN, SACHS MANAGEMENT GP GMBH               100        N/A

2604  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   General Partner.
2605  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2606  2        GS (ASIA) L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2607  2        GS - MPIM I, LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2608  2        GS 2280 FDB MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2609  2        GS 230 PARK ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2610  3          GOLDMAN SACHS 230 PARK INVESTORS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2611  2        GS 5555 HOLLYWOOD MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2612  2        GS ACA, LLC                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2613  2        GS ADMINISTRATIVE SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2614  2        GS ADVISORS 2000, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2615  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2616  4            FS INVEST SARL                              44         N/A

2617  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2618  4            GSCP 2000 OFFSHORE CCH HOLDING              100        N/A

2619  5              GSCP 2000 OFFSHORE CCH HOLDING, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2620  6                CEQUEL COMMUNICATIONS HOLDINGS, LLC     36         N/A

2621  5              GSCP 2000 OFFSHORE CEBRIDGE HOLDINGS      100        N/A
                       CORP.
2622  4            GSCP 2000 OFFSHORE CCH HOLDING, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2623  4            SUNGARD CAPITAL CORP.                       99         N/A


2624  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2625  4            FS INVEST SARL                              44         N/A

2626  4            GS 2000-I, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2627  4            GSCP 2000 CEBRIDGE HOLDINGS CORP.           100        N/A

2628  5              CEQUEL COMMUNICATIONS HOLDINGS, LLC       36         N/A

2629  4            SUNGARD CAPITAL CORP.                       99         N/A


2630  2        GS ADVISORS II, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2631  2        GS ADVISORS III, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2632  3          GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW   N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
2633  3          GS CAPITAL PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2634  3          GS CAPITAL PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2635  4            EACCESS HOLDINGS L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2636  2        GS ADVISORS V AIV, LTD.                         100        N/A

2637  3          GSCP V AIV, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2638  3          GSCP V INSTITUTIONAL AIV, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2639  2        GS ADVISORS V, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2640  3          GS CAPITAL PARTNERS V GMBH & CO. KG           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2641  3          GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2642  3          GS CAPITAL PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2643  3          GS CAPITAL PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2644  3          GS PRYSMIAN CO-INVEST GP LIMITED              100        N/A

2645  2        GS ADVISORS VI AIV, LTD.                        100        N/A

2646  3          GSCP VI AIV, L.P.                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2647  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2648  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2649  3          GSCP VI PARALLEL AIV, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2650  4            GS LUX DEBT HOLDINGS S.A.R.L.               100        N/A

2651  4            UMBRELLASTREAM GENERAL PARTNER LIMITED      50         N/A

2652  4            UMBRELLASTREAM LIMITED PARTNERSHIP          100        16
                     INCORPORATED
2653  2        GS ADVISORS VI, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2654  3          GS CAPITAL PARTNERS VI GMBH & CO. KG          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2655  3          GS CAPITAL PARTNERS VI OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2656  3          GS CAPITAL PARTNERS VI PARALLEL, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2657  3          GS CAPITAL PARTNERS VI, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2658  2        GS ADVISORS, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2659  2        GS AT ADVISORS, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2660  2        GS AYCO HOLDING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2661  3          MERCER ALLIED COMPANY, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2662  3          SARATOGA SPRINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2663  4            THE AYCO COMPANY, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2664  5              MERCER ALLIED COMPANY, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2665  5              THE AYCO SERVICES AGENCY, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2666  6                MERCAY CORPORATION                      100        N/A


2667  7                  THE AYCO SERVICES INSURANCE AGENCY,   100        N/A
                           INC.

2668  3          THE AYCO COMPANY, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2669  3          THE AYCO SERVICES AGENCY, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.

2670  2        GS BMET ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2671  3          GOLDMAN SACHS BMET INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2672  2        GS BMET OFFSHORE ADVISORS, INC.                 100        N/A

2673  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE         N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2674  3          GOLDMAN SACHS BMET INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2675  4            GOLDMAN SACHS BMET INVESTORS OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2676  2        GS BPC Parking Garage, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2677  2        GS CABLE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2678  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2679  4            CEQUEL COMMUNICATIONS HOLDINGS, LLC         36         N/A

2680  2        GS CABLE INVESTORS SLP, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2681  3          GOLDMAN SACHS CABLE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2682  2        GS CAPITAL OPPORTUNITIES LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2683  3          GS FINANCING OPPORTUNITIES LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2686  3          FS INVEST SARL                                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2687  3          GS 2000-I, L.L.C.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           525990 - Other        Berlin                  GERMANY
                   BETEILIGUNGS KG                             Financial Vehicles
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2690  3          GS CAPITAL PARTNERS 2000, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2691  3          SUNGARD CAPITAL CORP.                         51821 - Data          New York       NY       UNITED STATES
                                                               Processing, Hosting
                                                               and Related Services
2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             525990 - Other        Berlin                  GERMANY
                 BETEILIGUNGS KG                               Financial Vehicles
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     525990 - Other        Berlin                  GERMANY
                 PARTNERSHIP                                   Financial Vehicles
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2698  2        GS CAPITAL PARTNERS III, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2705  2        GS CAPITAL PARTNERS V, L.P.                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2716  2        GS CAPITAL PARTNERS VI, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2718  2        GS CORE INNOVATIONS INVESTOR LLC                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2720  2        GS DGC ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
2726  2        GS DIRECT, L.L.C.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2730  2        GS DIVERSIFIED FUNDING LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2734  2        GS EDMC ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        525990 - Other        New York       NY       UNITED STATES
                     2000, L.P.                                Financial Vehicles
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              525990 - Other        George Town             CAYMAN ISLANDS
                     (CORPORATE), L.P.                         Financial Vehicles
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2753  2        GS FINANCE CORP.                                525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2754  2        GS FINANCIAL SERVICES II, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2755  3          AMAGANSETT ASSETS                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2756  3          ASSET FUNDING COMPANY IV LIMITED              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2757  3          GS FUNDING EUROPE                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
2758  4            AMAGANSETT FUNDING LIMITED                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2759  4            AMAGANSETT II ASSETS LIMITED                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2760  4            GS FUNDING EUROPE I LTD.                    551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2761  5              GS FUNDING EUROPE II LTD.                 551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2762  4            GS FUNDING EUROPE II LTD.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2764  2        GS FUNDING OPPORTUNITIES II LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2765  3          GS FUNDING OPPORTUNITIES LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND, L.P.                                    Financial Vehicles
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        Amsterdam               NETHERLANDS
                       COOPERATIEVE U.A.                       Financial Vehicles
2770  6                MATADOR INFRA B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    525910 - Open-End     Mexico City             MEXICO
                           DE R.L. DE C.V.                     Investment Funds
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     525990 - Other        New York       NY       UNITED STATES
                         FUND, L.P.                            Financial Vehicles
2775  5              GSIP I Mezzanine Global and               525990 - Other        Luxembourg              LUXEMBOURG
                       International S.a r.l.                  Financial Vehicles
2776  5              GSPX CARRIX LLC                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2777  6                GSPX, L.P.                              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2778  5              GSPX, L.P.                                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2779  5              Kinder Morgan Holdco LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      525990 - Other        Fort Worth     TX       UNITED STATES
                       PARTNERSHIP                             Financial Vehicles
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2783  2        GS GLOBAL INVESTMENTS, CO.                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2784  3          GS GLOBAL INVESTMENTS UK, INC.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2785  4            COUNTY UK LIMITED                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2786  5              COUNTY FUNDING                            551112 - Offices of   London                  UNITED KINGDOM
                                                               Other Holding                                 (OTHER)
                                                               Companies
2787  6                COUNTY ASSETS LIMITED                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2788  2        GS GLOBAL MARKETS, INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2789  2        GS HULL HOLDING, INC.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2790  3          THE HULL GROUP, L.L.C.                        551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
2791  4            SLK-HULL DERIVATIVES LLC                    525990 - Other        NEW YORK       NY       UNITED STATES
                                                               Financial Vehicles
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2794  3          GS INDIA HOLDINGS L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2795  2        GS INDIA HOLDINGS L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     525990 - Other        Amsterdam               NETHERLANDS
                     C.V.                                      Financial Vehicles
2801  5              MATADOR INFRA B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2802  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2803  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2804  4            MATADOR GEN PAR B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   525990 - Other        Amsterdam               NETHERLANDS
                       C.V.                                    Financial Vehicles
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        525990 - Other        Fort Worth     TX       UNITED STATES
                     PARTNERSHIP                               Financial Vehicles
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    525990 - Other        Wilmington     DE       UNITED STATES
                     LLC                                       Financial Vehicles
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      525990 - Other        Wilmington     DE       UNITED STATES

2684  2        GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2685  3          CEQUEL COMMUNICATIONS HOLDINGS, LLC           36         N/A

2686  3          FS INVEST SARL                                44         N/A

2687  3          GS 2000-I, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2688  3          GS CAPITAL PARTNERS 2000 GMBH & CO.           N/A        N/A        The direct holder is a
                   BETEILIGUNGS KG                                                   Limited Partner.
2689  3          GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2690  3          GS CAPITAL PARTNERS 2000, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2691  3          SUNGARD CAPITAL CORP.                         99         N/A


2692  2        GS CAPITAL PARTNERS 2000 GMBH & CO.             N/A        N/A        The direct holder is a
                 BETEILIGUNGS KG                                                     Limited Partner.
2693  2        GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2694  2        GS CAPITAL PARTNERS 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2695  2        GS CAPITAL PARTNERS II (GERMANY) CIVIL LAW      N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2696  2        GS CAPITAL PARTNERS III (GERMANY) CIVIL LAW     N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.
2697  2        GS CAPITAL PARTNERS III OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2698  2        GS CAPITAL PARTNERS III, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2699  2        GS CAPITAL PARTNERS V EMPLOYEE FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2700  2        GS CAPITAL PARTNERS V GMBH & CO. KG             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2701  2        GS CAPITAL PARTNERS V INSTITUTIONAL, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2702  2        GS CAPITAL PARTNERS V OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2703  2        GS CAPITAL PARTNERS V PCP FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2704  2        GS CAPITAL PARTNERS V PIA FUND, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2705  2        GS CAPITAL PARTNERS V, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2706  2        GS CAPITAL PARTNERS VI EMPLOYEE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2707  2        GS CAPITAL PARTNERS VI EMPLOYEE MASTER FUND,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2708  2        GS CAPITAL PARTNERS VI GMBH & CO. KG            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2709  2        GS CAPITAL PARTNERS VI OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2710  2        GS CAPITAL PARTNERS VI PARALLEL, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2711  2        GS CAPITAL PARTNERS VI PIA FUND, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2712  2        GS CAPITAL PARTNERS VI PIA PMD QP FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2713  2        GS CAPITAL PARTNERS VI PMD ESC FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2714  2        GS CAPITAL PARTNERS VI PMD JAPAN ESC FUND       N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2715  2        GS CAPITAL PARTNERS VI PMD QP FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2716  2        GS CAPITAL PARTNERS VI, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2717  2        GS CLEAN TECHNOLOGY & RENEWABLES, LLC           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2718  2        GS CORE INNOVATIONS INVESTOR LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2719  2        GS CORE PLUS REAL ESTATE INCOME FUND 2002,      N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2720  2        GS DGC ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2721  3          GOLDMAN SACHS DGC INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2722  2        GS DGC OFFSHORE ADVISORS, INC.                  100        N/A

2723  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
2724  3          GOLDMAN SACHS DGC INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2725  4            GOLDMAN SACHS DGC INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
2726  2        GS DIRECT, L.L.C.                               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2727  2        GS DISTRESSED OPPORTUNITIES EMPLOYEE FUNDS      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.
2728  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND     N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2729  3          GS DISTRESSED OPPORTUNITIES EMPLOYEE FUND,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2730  2        GS DIVERSIFIED FUNDING LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2731  3          GS DIVERSIFIED HOLDINGS LIMITED               100        N/A

2732  3          GS DIVERSIFIED INVESTMENTS LIMITED            100        N/A

2733  4            GS CAPITAL FUNDING (UK) 1 LIMITED           100        N/A

2734  2        GS EDMC ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2735  3          GOLDMAN SACHS EDMC INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.
2736  2        GS EDMC INVESTORS SLP, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2737  2        GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2738  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2739  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2740  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2741  2        GS EMPLOYEE FUND 2000 OFFSHORE, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2742  2        GS EMPLOYEE FUNDS 2000 GP, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2743  3          GOLDMAN SACHS DIRECT INVESTMENT FUND 2000,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2744  3          GS CAPITAL PARTNERS 2000 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2745  3          GS PIA 2000 EMPLOYEE FUND, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2746  4            GOLDMAN SACHS DIRECT INVESTMENT FUND        N/A        N/A        The direct holder is a
                     2000, L.P.                                                      Limited Partner.
2747  4            GS CAPITAL PARTNERS 2000 EMPLOYEE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2748  3          GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2749  4            GS EMPLOYEE FUND 2000 OFFSHORE              N/A        N/A        The direct holder is a
                     (CORPORATE), L.P.                                               Limited Partner.
2750  2        GS EMPLOYEE FUNDS 2000 OFFSHORE GP, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2751  3          GS EMPLOYEE FUND 2000 OFFSHORE (CORPORATE),   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2752  3          GS EMPLOYEE FUND 2000 OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
2753  2        GS FINANCE CORP.                                100        N/A

2754  2        GS FINANCIAL SERVICES II, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2755  3          AMAGANSETT ASSETS                             100        N/A

2756  3          ASSET FUNDING COMPANY IV LIMITED              100        N/A

2757  3          GS FUNDING EUROPE                             100        N/A

2758  4            AMAGANSETT FUNDING LIMITED                  100        N/A

2759  4            AMAGANSETT II ASSETS LIMITED                100        N/A

2760  4            GS FUNDING EUROPE I LTD.                    100        N/A


2761  5              GS FUNDING EUROPE II LTD.                 100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
2762  4            GS FUNDING EUROPE II LTD.                   100        N/A        This holding represents
                                                                                     ownership in Redeemable
                                                                                     shares.
2763  2        GS FINANCIAL SERVICES L.P. (DEL)                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2764  2        GS FUNDING OPPORTUNITIES II LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2765  3          GS FUNDING OPPORTUNITIES LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2766  2        GS GLOBAL INFRASTRUCTURE PARTNERS I EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
2767  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               Limited Partner.
2768  4            GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2769  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       COOPERATIEVE U.A.                                             Non-Managing Member.
2770  6                MATADOR INFRA B.V.                      100        N/A

2771  7                  RED DE CARRETERAS DE OCCIDENTE, S.    79         N/A
                           DE R.L. DE C.V.
2772  5              GS GLOBAL INFRASTRUCTURE PARTNERS I       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
2773  5              GSIP GLOBAL ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2774  6                GS GLOBAL INFRASTRUCTURE PARTNERS I     N/A        N/A        The direct holder is a
                         FUND, L.P.                                                  General Partner.
2775  5              GSIP I Mezzanine Global and               100        N/A
                       International S.a r.l.
2776  5              GSPX CARRIX LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2777  6                GSPX, L.P.                              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2778  5              GSPX, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2779  5              Kinder Morgan Holdco LLC                  25         N/A

2780  5              TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2781  5              TEXAS ENERGY FUTURE HOLDINGS LIMITED      100        11
                       PARTNERSHIP
2782  2        GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2783  2        GS GLOBAL INVESTMENTS, CO.                      100        N/A

2784  3          GS GLOBAL INVESTMENTS UK, INC.                100        N/A

2785  4            COUNTY UK LIMITED                           100        100

2786  5              COUNTY FUNDING                            100        N/A


2787  6                COUNTY ASSETS LIMITED                   100        N/A

2788  2        GS GLOBAL MARKETS, INC.                         100        N/A

2789  2        GS HULL HOLDING, INC.                           100        N/A


2790  3          THE HULL GROUP, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2791  4            SLK-HULL DERIVATIVES LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2792  2        GS INDIA HOLDINGS (DELAWARE) L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

2793  3          GOLDMAN SACHS (ASIA) CORPORATE HOLDINGS L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.

2794  3          GS INDIA HOLDINGS L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

2795  2        GS INDIA HOLDINGS L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

2796  2        GS INFRASTRUCTURE ADVISORS 2006, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2797  3          GS GLOBAL INFRASTRUCTURE PARTNERS I, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2798  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2799  4            ADMIRAL INSTITUTIONAL S.A.R.L.              100        N/A

2800  4            GS INSTITUTIONAL INFRASTRUCTURE MATADOR     N/A        N/A        The direct holder is a
                     C.V.                                                            Limited Partner.
2801  5              MATADOR INFRA B.V.                        100        N/A

2802  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2803  4            Kinder Morgan Holdco LLC                    25         N/A

2804  4            MATADOR GEN PAR B.V.                        100        N/A

2805  5              GS INSTITUTIONAL INFRASTRUCTURE MATADOR   N/A        N/A        The direct holder is a
                       C.V.                                                          General Partner.
2806  4            TEXAS ENERGY FUTURE CAPITAL HOLDINGS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2807  4            TEXAS ENERGY FUTURE HOLDINGS LIMITED        100        11
                     PARTNERSHIP
2808  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2809  4            GS CARRIX CAYMAN HOLDINGS ADVISORS 2007,    N/A        N/A        The direct holder is a
                     LLC                                                             Non-Managing Member.
2810  5              GS INFRASTRUCTURE CARRIX CAYMAN           N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                General Partner.
2811  6                GS INFRASTRUCTURE CARRIX HOLDINGS,      N/A        N/A        The direct holder is a
                         L.P.                                                        Limited Partner.

2812  7                  GSPX, L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2818  6                Kinder Morgan Holdco LLC                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        Wilmington     DE       UNITED STATES
                     CAYMAN GP, LLC                            Financial Vehicles
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                       CAYMAN, L.P.                            Financial Vehicles
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        New York       NY       UNITED STATES
                         HOLDINGS DELAWARE, L.P.               Financial Vehicles
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        Wilmington     DE       UNITED STATES
                           HOLDINGS, L.P.                      Financial Vehicles
2824  8                    TEXAS ENERGY FUTURE CAPITAL         525990 - Other        Wilmington     DE       UNITED STATES
                             HOLDINGS LLC                      Financial Vehicles
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        525990 - Other        Fort Worth     TX       UNITED STATES
                             LIMITED PARTNERSHIP               Financial Vehicles
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          525990 - Other        Wilmington     DE       UNITED STATES
                         HOLDINGS GP, LLC                      Financial Vehicles
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        525990 - Other        New York       NY       UNITED STATES
                           HOLDINGS DELAWARE, L.P.             Financial Vehicles
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     525990 - Other        George Town             CAYMAN ISLANDS
                     CAYMAN, L.P.                              Financial Vehicles
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    525990 - Other        Wilmington     DE       UNITED STATES
                     L.P.                                      Financial Vehicles
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I FUND, L.P.                              Financial Vehicles
2831  4            GSIP I Mezzanine Global and International   525990 - Other        Luxembourg              LUXEMBOURG
                     S.a r.l.                                  Financial Vehicles
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2833  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I FUND, L.P.                   Financial Vehicles
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      525990 - Other        New York       NY       UNITED STATES
                   II, L.P.                                    Financial Vehicles
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     525990 - Other        New York       NY       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, L.P.                         Financial Vehicles
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I-A EMPLOYEE FUND, L.P.                   Financial Vehicles
2843  5              GS INTERNATIONAL INFRASTRUCTURE           525990 - Other        George Town             CAYMAN ISLANDS
                       PARTNERS I, L.P.                        Financial Vehicles
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND, LTD.                         Financial Vehicles
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    525990 - Other        George Town             CAYMAN ISLANDS
                     I EMPLOYEE FUND, L.P.                     Financial Vehicles
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   I-A EMPLOYEE FUND, L.P.                     Financial Vehicles
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      525990 - Other        George Town             CAYMAN ISLANDS
                   II, L.P.                                    Financial Vehicles
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      525990 - Other        George Town             CAYMAN ISLANDS
                 EMPLOYEE FUND, L.P.                           Financial Vehicles
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     525990 - Other        New York       NY       UNITED STATES
                 LIQUIDATOR, L.L.C.                            Financial Vehicles
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            523930 - Investment   Toronto        ON       CANADA
                                                               Advice
2854  2        GS INVESTMENT STRATEGIES, LLC                   523920 - Portfolio    New York       NY       UNITED STATES
                                                               Management
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.  Investment Funds
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND HOLDINGS, L.P.           Investment Funds
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND HOLDINGS, L.P.         Investment Funds
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       MASTER FUND, L.P.                       Investment Funds
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Investment Funds
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   525910 - Open-End     Camana Bay              CAYMAN ISLANDS
                     OFFSHORE EMPLOYEE FUND, L.P.              Investment Funds
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    525910 - Open-End     George Town             CAYMAN ISLANDS
                     FUND, L.P.                                Investment Funds
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE AGGREGATING FUND, L.P.           Investment Funds
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Investment Funds
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        525910 - Open-End     New York       NY       UNITED STATES
                     FUND, L.P.                                Investment Funds
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     Wilmington     DE       UNITED STATES
                       AGGREGATING FUND, L.P.                  Investment Funds
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds


2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     George Town             CAYMAN ISLANDS
                     INTERMEDIATE SUB-TRUST                    Investment Funds
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         525910 - Open-End     George Town             CAYMAN ISLANDS
                       OFFSHORE AGGREGATING FUND, L.P.         Investment Funds
2877  3          GS TDN Advisors, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


2878  4            Goldman Sachs TDN Investors Offshore, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2879  2        GS ISS ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2881  4            FS INVEST SARL                              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2884  2        GS KMI ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2886  2        GS KMI INVESTORS SLP, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2887  2        GS LEG INVESTORS (EURO) COMPANY                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2888  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2889  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2890  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2891  4            RESTIO B.V.                                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
2892  2        GS LEG INVESTORS COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2893  3          LANCASTER COINVESTORS A S.A R.L.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2894  3          LANCASTER COINVESTORS S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2896  3          GS LOAN PARTNERS I, L.P.                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2898  5              GSLP I OFFSHORE A S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2907  5              GSLP I OFFSHORE B S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2915  5              GSLP I OFFSHORE C S.A R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2925  2        GS LOAN PARTNERS I, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2926  2        GS LVB ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2927  3          GS LVB CO-INVEST, L.P.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2928  2        GS MACRO INVESTMENTS LLC                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
2929  2        GS MBA INVESTOR LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2930  2        GS MBEYE ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2932  2        GS MEHETIA CORP.                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2933  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2934  4            MEHETIA HOLDINGS INC.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2935  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2936  2        GS MEHETIA LLC                                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2937  3          GS MEHETIA PARTNERSHIP LP                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2938  3          MEHETIA HOLDINGS INC.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              525990 - Other        New York       NY       UNITED STATES

2812  7                  GSPX, L.P.                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2813  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
2814  4            GS INFRASTRUCTURE CARRIX CAYMAN HOLDINGS,   N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2815  4            GS INFRASTRUCTURE CARRIX HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2816  4            GS INFRASTRUCTURE KNIGHT HOLDINGS CORP.     100        N/A

2817  5              GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2818  6                Kinder Morgan Holdco LLC                25         N/A

2819  4            GS INFRASTRUCTURE KNIGHT HOLDINGS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2820  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN GP, LLC                                                  Managing Member.
2821  5              GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS   N/A        N/A        The direct holder is a
                       CAYMAN, L.P.                                                  General Partner.
2822  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS DELAWARE, L.P.                                     Limited Partner.
2823  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS, L.P.                                            Limited Partner.
2824  8                    TEXAS ENERGY FUTURE CAPITAL         N/A        N/A        The direct holder is a
                             HOLDINGS LLC                                            Non-Managing Member.
2825  8                    TEXAS ENERGY FUTURE HOLDINGS        100        11
                             LIMITED PARTNERSHIP
2826  6                GS INFRASTRUCTURE OFFSHORE TXU          N/A        N/A        The direct holder is a
                         HOLDINGS GP, LLC                                            Managing Member.
2827  7                  GS INFRASTRUCTURE OFFSHORE TXU        N/A        N/A        The direct holder is a
                           HOLDINGS DELAWARE, L.P.                                   General Partner.
2828  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS     N/A        N/A        The direct holder is a
                     CAYMAN, L.P.                                                    Limited Partner.
2829  4            GS INFRASTRUCTURE OFFSHORE TXU HOLDINGS,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
2830  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I FUND, L.P.                                                    Limited Partner.
2831  4            GSIP I Mezzanine Global and International   100        N/A
                     S.a r.l.
2832  4            GSIP INTERNATIONAL ADVISORS 2006, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2833  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I FUND, L.P.                                         General Partner.
2834  2        GS INFRASTRUCTURE ADVISORS 2008, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2835  3          GS GLOBAL INFRASTRUCTURE PARTNERS II, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
2836  3          GS INFRASTRUCTURE PARTNERS II LUX, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2837  3          GS INSTITUTIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2838  2        GS INFRASTRUCTURE PARTNERS I EMPLOYEE FUNDS     N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
2839  3          GS GLOBAL INFRASTRUCTURE PARTNERS I           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2840  3          GS GLOBAL INFRASTRUCTURE PARTNERS I-A         N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2841  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    N/A        N/A        The direct holder is a
                   EMPLOYEE FUND, L.P.                                               General Partner.
2842  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I-A EMPLOYEE FUND, L.P.                                         Limited Partner.
2843  5              GS INTERNATIONAL INFRASTRUCTURE           N/A        N/A        The direct holder is a
                       PARTNERS I, L.P.                                              Limited Partner.
2844  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS I    100        N/A
                   EMPLOYEE FUND, LTD.
2845  4            GS INTERNATIONAL INFRASTRUCTURE PARTNERS    N/A        N/A        The direct holder is a
                     I EMPLOYEE FUND, L.P.                                           Limited Partner.
2846  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   I-A EMPLOYEE FUND, L.P.                                           General Partner.
2847  2        GS INSTITUTIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2848  2        GS INTERNATIONAL INFRASTRUCTURE ADVISORS        100        N/A
                 2008, LTD.
2849  3          GS INTERNATIONAL INFRASTRUCTURE PARTNERS      N/A        N/A        The direct holder is a
                   II, L.P.                                                          General Partner.
2850  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I      N/A        N/A        The direct holder is a
                 EMPLOYEE FUND, L.P.                                                 Limited Partner.
2851  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS I,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2852  2        GS INTERNATIONAL INFRASTRUCTURE PARTNERS II     N/A        N/A        The direct holder is a
                 LIQUIDATOR, L.L.C.                                                  Non-Managing Member.
2853  2        GS INVESTMENT STRATEGIES CANADA INC.            100        N/A

2854  2        GS INVESTMENT STRATEGIES, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2855  3          GOLDMAN SACHS INVESTMENT PARTNERS GP, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2856  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS OFFSHORE, L.P.                        General Partner.
2857  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND HOLDINGS, L.P.                                 General Partner.
2858  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          General Partner.
2859  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND HOLDINGS, L.P.                               Limited Partner.
2860  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       MASTER FUND, L.P.                                             Limited Partner.
2861  4            GOLDMAN SACHS INVESTMENT PARTNERS ERISA     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2862  4            GOLDMAN SACHS INVESTMENT PARTNERS ESC       N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2863  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2864  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
2865  4            GOLDMAN SACHS INVESTMENT PARTNERS MANAGER   N/A        N/A        The direct holder is a
                     OFFSHORE EMPLOYEE FUND, L.P.                                    General Partner.
2866  4            GOLDMAN SACHS INVESTMENT PARTNERS MASTER    N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2867  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE AGGREGATING FUND, L.P.                                 General Partner.
2868  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
2869  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2870  4            GOLDMAN SACHS INVESTMENT PARTNERS QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
2871  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2872  4            GOLDMAN SACHS INVESTMENT PARTNERS, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2873  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       AGGREGATING FUND, L.P.                                        Limited Partner.
2874  3          GOLDMAN SACHS INVESTMENT PARTNERS SUB-TRUST   N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2875  4            GOLDMAN SACHS INVESTMENT PARTNERS           100        N/A
                     INTERMEDIATE SUB-TRUST
2876  5              GOLDMAN SACHS INVESTMENT PARTNERS         N/A        N/A        The direct holder is a
                       OFFSHORE AGGREGATING FUND, L.P.                               Limited Partner.
2877  3          GS TDN Advisors, L.L.C.                       N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
2878  4            Goldman Sachs TDN Investors Offshore, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
2879  2        GS ISS ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2880  3          GOLDMAN SACHS ISS INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2881  4            FS INVEST SARL                              44         N/A

2882  2        GS JRVR OFFSHORE ADVISORS, INC.                 100        N/A

2883  3          GOLDMAN SACHS JRVR INVESTORS OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2884  2        GS KMI ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2885  3          GOLDMAN SACHS KMI INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
2886  2        GS KMI INVESTORS SLP, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2887  2        GS LEG INVESTORS (EURO) COMPANY                 100        N/A

2888  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2889  4            RESTIO B.V.                                 100        N/A

2890  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2891  4            RESTIO B.V.                                 100        N/A

2892  2        GS LEG INVESTORS COMPANY                        100        N/A

2893  3          LANCASTER COINVESTORS A S.A R.L.              100        N/A

2894  3          LANCASTER COINVESTORS S.A R.L.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2895  2        GS LOAN PARTNERS I ADVISORS, LTD.               100        N/A

2896  3          GS LOAN PARTNERS I, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2897  4            GSLP I OFFSHORE INVESTMENT FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2898  5              GSLP I OFFSHORE A S.A.R.L.                100        N/A

2899  6                GSLP I OFFSHORE A (BRENNTAG) S.A R.L.   100        N/A

2900  5              GSLP I OFFSHORE HOLDINGS FUND A, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2901  3          GSLP I OFFSHORE HOLDINGS FUND A, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2902  3          GSLP I OFFSHORE INVESTMENT FUND A, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2903  2        GS LOAN PARTNERS I EMPLOYEE FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2904  2        GS LOAN PARTNERS I OFFSHORE ADVISORS B, LTD.    100        N/A

2905  3          GS LOAN PARTNERS I OFFSHORE B, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2906  4            GSLP I OFFSHORE INVESTMENT FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2907  5              GSLP I OFFSHORE B S.A.R.L.                100        N/A

2908  6                GSLP I Offshore B (Brenntag) S.a r.l.   100        N/A

2909  5              GSLP I OFFSHORE HOLDINGS FUND B, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2910  3          GSLP I OFFSHORE HOLDINGS FUND B, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2911  3          GSLP I OFFSHORE INVESTMENT FUND B, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2912  2        GS LOAN PARTNERS I OFFSHORE ADVISORS C, LTD.    100        N/A

2913  3          GS LOAN PARTNERS I OFFSHORE C, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2914  4            GSLP I OFFSHORE INVESTMENT FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2915  5              GSLP I OFFSHORE C S.A R.L.                100        N/A

2916  6                GSLP I Offshore C (Brenntag) S.a r.l.   100        N/A

2917  5              GSLP I OFFSHORE HOLDINGS FUND C, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2918  3          GSLP I OFFSHORE HOLDINGS FUND C, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
2919  3          GSLP I OFFSHORE INVESTMENT FUND C, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2920  2        GS LOAN PARTNERS I OFFSHORE B, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2921  2        GS LOAN PARTNERS I OFFSHORE C, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2922  2        GS LOAN PARTNERS I ONSHORE ADVISORS, L.L.C.     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2923  3          GS LOAN PARTNERS I ONSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2924  2        GS LOAN PARTNERS I ONSHORE, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2925  2        GS LOAN PARTNERS I, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2926  2        GS LVB ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2927  3          GS LVB CO-INVEST, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2928  2        GS MACRO INVESTMENTS LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2929  2        GS MBA INVESTOR LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2930  2        GS MBEYE ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2931  3          GOLDMAN SACHS MBEYE INVESTORS, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
2932  2        GS MEHETIA CORP.                                100        N/A

2933  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2934  4            MEHETIA HOLDINGS INC.                       100        N/A

2935  3          MEHETIA HOLDINGS INC.                         100        N/A

2936  2        GS MEHETIA LLC                                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
2937  3          GS MEHETIA PARTNERSHIP LP                     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2938  3          MEHETIA HOLDINGS INC.                         100        N/A

2939  2        GS MEZZANINE ADVISORS 2006, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2945  3          GS MEZZANINE PARTNERS II, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                       FUND, L.P.                              Financial Vehicles
2950  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2951  6                GSMP 3 S.A.R.L.                         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
2953  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.L.C.                                    Financial Vehicles
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
2956  6                ALCHEMY HOLDING S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2957  6                GSMP 3 ONSHORE S.A.R.L.                 525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2962  3          GS MEZZANINE PARTNERS V, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, L.P.                                Financial Vehicles
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2974  3          GS MEZZANINE PARTNERS III, L.P.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
2978  3          GS MEZZANINE PARTNERS III PIA FUND            525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE, L.P.                              Financial Vehicles
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2984  2        GS MEZZANINE PARTNERS III, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 OFFSHORE II, L.L.C.                           Financial Vehicles
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    525990 - Other        New York       NY       UNITED STATES
                 ONSHORE II, L.L.C.                            Financial Vehicles
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                 LTD.                                          Financial Vehicles
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         525990 - Other        George Town             CAYMAN ISLANDS
                 OFFSHORE, LTD.                                Financial Vehicles
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                   L.P.                                        Financial Vehicles
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
2999  2        GS MEZZANINE PARTNERS V, L.P.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3000  2        GS MORTGAGE DERIVATIVES, INC.                   523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3001  2        GS MORTGAGE SECURITIES CORP.                    522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3002  2        GS MORTGAGE SECURITIES CORPORATION II           522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    523991 - Trust,       New York       NY       UNITED STATES
                                                               Fiduciary, and
                                                               Custody Activities
3004  2        GS NEW MARKETS FUND PNR, INC.                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3005  3          GS NEW MARKETS FUND, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3006  2        GS NEW MARKETS FUND, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3010  5              PaperCo Holdings II, L.L.C.               525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3012  5              PAPERCO INVESTMENTS, L.P.                 525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3015  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3016  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3019  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3020  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3021  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3022  2        GS Opportunity Advisors, Ltd.                   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3025  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3026  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3027  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3028  3          GS Opportunity Partners Offshore - B, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3030  4            PAPERCO INVESTMENTS, L.P.                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3031  4            PaperCo Holdings II, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3032  4            STEEL HOLDINGS, L.P.                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      525990 - Other        New York       NY       UNITED STATES
                   2002, L.P.                                  Financial Vehicles
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        525990 - Other        New York       NY       UNITED STATES
                     2002, L.P.                                Financial Vehicles
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND III, LLC                               Financial Vehicles
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND V, L.L.C.                              Financial Vehicles
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                   FUND VI, LLC                                Financial Vehicles
3044  4            Goldman Sachs Private Equity Group Master   525990 - Other        New York       NY       UNITED STATES
                     Fund VI, LLC                              Financial Vehicles
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3048  6                GOLDMAN SACHS PRIVATE EQUITY            525990 - Other        George Town             CAYMAN ISLANDS
                         HOLDINGS, L.P.                        Financial Vehicles
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3052  2        GS PIA ADVISORS I, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3053  3          GS PIA PARTNERS I, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3054  2        GS PIA PARTNERS I, L.P.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3055  2        GS POWER HOLDINGS LLC                           523999 -              NEW YORK       NY       UNITED STATES
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3056  3          COGENTRIX ENERGY, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3057  4            CALYPSO ENERGY HOLDINGS LLC                 551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3058  5              BEALE GENERATING COMPANY LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3059  6                JMC SELKIRK HOLDINGS, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3060  7                  JMC SELKIRK LLC                       551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3061  8                    PENTAGEN INVESTORS, L.P.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3062  9                      SELKIRK COGEN PARTNERS, L.P.      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3063  10                       SELKIRK COGEN FUNDING           525990 - Other        Wilmington     DE       UNITED STATES
                                 CORPORATION                   Financial Vehicles
3064  8                    SELKIRK COGEN PARTNERS, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3065  5              COGENTRIX MID-AMERICA, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3066  6                COGENTRIX COTTAGE GROVE, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3067  7                  LSP-COTTAGE GROVE, L.P.               221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation

2940  3          GS MEZZANINE PARTNERS 2006 INSTITUTIONAL,     N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2941  3          GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
2942  3          GS MEZZANINE PARTNERS 2006, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
2943  2        GS MEZZANINE ADVISORS II, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2944  3          GS MEZZANINE PARTNERS II OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
2945  3          GS MEZZANINE PARTNERS II, L.P.                N/A        N/A        The direct holder is a
                                                                                     General Partner.
2946  2        GS MEZZANINE ADVISORS III, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2947  3          GS MEZZANINE PARTNERS III OFFSHORE, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2948  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.
2949  5              GS MEZZANINE PARTNERS III OFFSHORE        N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    General Partner.
2950  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2951  6                GSMP 3 S.A.R.L.                         100        N/A

2952  4            GS MEZZANINE PARTNERS III OFFSHORE FUND,    N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2953  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
2954  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.L.C.                                                          Non-Managing Member.
2955  5              GS MEZZANINE PARTNERS III ONSHORE FUND,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
2956  6                ALCHEMY HOLDING S.A.R.L.                99         N/A

2957  6                GSMP 3 ONSHORE S.A.R.L.                 100        N/A

2958  4            GS MEZZANINE PARTNERS III ONSHORE FUND,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
2959  2        GS MEZZANINE ADVISORS V, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
2960  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
2961  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
2962  3          GS MEZZANINE PARTNERS V, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
2963  2        GS MEZZANINE PARTNERS 2006 EMPLOYEE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2964  2        GS MEZZANINE PARTNERS 2006 INSTITUTIONAL, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2965  2        GS MEZZANINE PARTNERS 2006 OFFSHORE, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2966  2        GS MEZZANINE PARTNERS 2006 PCP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2967  2        GS MEZZANINE PARTNERS 2006 PIA FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2968  2        GS MEZZANINE PARTNERS 2006, L.P.                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2969  2        GS MEZZANINE PARTNERS II OFFSHORE, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2970  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND         N/A        N/A        The direct holder is a
                 OFFSHORE, L.P.                                                      Limited Partner.
2971  2        GS MEZZANINE PARTNERS III EMPLOYEE FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2972  3          GS MEZZANINE PARTNERS III ONSHORE FUND,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Non-Managing Member.
2973  3          GS MEZZANINE PARTNERS III ONSHORE FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2974  3          GS MEZZANINE PARTNERS III, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2975  2        GS MEZZANINE PARTNERS III EMPLOYEE FUNDS GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
2976  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND       N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2977  3          GS MEZZANINE PARTNERS III EMPLOYEE FUND,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
2978  3          GS MEZZANINE PARTNERS III PIA FUND            N/A        N/A        The direct holder is a
                   OFFSHORE, L.P.                                                    General Partner.
2979  4            GS MEZZANINE PARTNERS III PIA FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2980  3          GS MEZZANINE PARTNERS III PIA FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
2981  2        GS MEZZANINE PARTNERS III OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2982  2        GS MEZZANINE PARTNERS III PIA FUND OFFSHORE,    N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
2983  2        GS MEZZANINE PARTNERS III PIA FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2984  2        GS MEZZANINE PARTNERS III, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2985  2        GS MEZZANINE PARTNERS V EMPLOYEE FUND, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2986  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 OFFSHORE II, L.L.C.                                                 Non-Managing Member.
2987  2        GS MEZZANINE PARTNERS V EMPLOYEE MASTER FUND    N/A        N/A        The direct holder is a
                 ONSHORE II, L.L.C.                                                  Non-Managing Member.
2988  2        GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2989  2        GS MEZZANINE PARTNERS V OFFSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2990  2        GS MEZZANINE PARTNERS V PIA FUND OFFSHORE,      100        N/A
                 LTD.
2991  3          GS MEZZANINE PARTNERS V EMPLOYEE MASTER       N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               Limited Partner.
2992  3          GS MEZZANINE PARTNERS V INSTITUTIONAL, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2993  3          GS MEZZANINE PARTNERS V OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2994  2        GS MEZZANINE PARTNERS V PIA FUND, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2995  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND         44         N/A
                 OFFSHORE, LTD.
2996  3          GS MEZZANINE PARTNERS V PMD FUND OFFSHORE,    N/A        N/A        The direct holder is a
                   L.P.                                                              Limited Partner.
2997  2        GS MEZZANINE PARTNERS V PIA PMD QP FUND, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2998  2        GS MEZZANINE PARTNERS V PMD QP FUND, L.P.       N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
2999  2        GS MEZZANINE PARTNERS V, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3000  2        GS MORTGAGE DERIVATIVES, INC.                   100        N/A


3001  2        GS MORTGAGE SECURITIES CORP.                    100        N/A




3002  2        GS MORTGAGE SECURITIES CORPORATION II           100        N/A




3003  2        GS MUNICIPAL PRODUCTS L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3004  2        GS NEW MARKETS FUND PNR, INC.                   100        N/A

3005  3          GS NEW MARKETS FUND, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3006  2        GS NEW MARKETS FUND, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3007  2        GS OPPORTUNITY ADVISORS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3008  3          GS OPPORTUNITY PARTNERS OFFSHORE, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3009  4            GSOP OFFSHORE PAPERCO HOLDINGS, L.L.C.      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3010  5              PaperCo Holdings II, L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3011  4            GSOP OFFSHORE PAPERCO INVESTMENTS, L.L.C.   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3012  5              PAPERCO INVESTMENTS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3013  4            GSOP OFFSHORE STEEL HOLDINGS, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3014  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3015  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3016  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3017  3          GS OPPORTUNITY PARTNERS, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3018  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3019  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3020  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3021  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3022  2        GS Opportunity Advisors, Ltd.                   100        N/A


3023  3          GS OPPORTUNITY PARTNERS OFFSHORE - C, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3024  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3025  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3026  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3027  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3028  3          GS Opportunity Partners Offshore - B, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3029  4            LUX GSCP 6 / GSOP DEBT S.A R.L.             100        N/A

3030  4            PAPERCO INVESTMENTS, L.P.                   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3031  4            PaperCo Holdings II, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3032  4            STEEL HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3033  2        GS PCP CORE PLUS 2002 GP, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3034  3          GS PCP CORE PLUS REAL ESTATE INCOME FUND      N/A        N/A        The direct holder is a
                   2002, L.P.                                                        General Partner.
3035  4            GS CORE PLUS REAL ESTATE INCOME FUND        N/A        N/A        The direct holder is a
                     2002, L.P.                                                      Limited Partner.
3036  2        GS PE CSEC OFFSHORE HOLDINGS, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3037  2        GS PEG EMPLOYEE FUNDS III ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3038  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND III, LLC                                                     Managing Member.
3039  2        GS PEG EMPLOYEE FUNDS IV ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3040  2        GS PEG EMPLOYEE FUNDS V ADVISORS, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3041  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND V, L.L.C.                                                    Managing Member.
3042  2        GS PEG EMPLOYEE FUNDS VI ADVISORS, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3043  3          GOLDMAN SACHS PRIVATE EQUITY GROUP EMPLOYEE   N/A        N/A        The direct holder is a
                   FUND VI, LLC                                                      Managing Member.
3044  4            Goldman Sachs Private Equity Group Master   N/A        N/A        The direct holder is a
                     Fund VI, LLC                                                    Non-Managing Member.
3045  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3046  6                GS PEP SAFWAY HOLDINGS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3047  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3048  6                GOLDMAN SACHS PRIVATE EQUITY            N/A        N/A        The direct holder is a
                         HOLDINGS, L.P.                                              Limited Partner.
3049  2        GS PEG EMPLOYEE FUNDS VII ADVISORS, LLC         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3050  2        GS PIA 2000 EMPLOYEE FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3051  2        GS PIA 2000 EMPLOYEE OFFSHORE FUND, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3052  2        GS PIA ADVISORS I, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3053  3          GS PIA PARTNERS I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3054  2        GS PIA PARTNERS I, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3055  2        GS POWER HOLDINGS LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3056  3          COGENTRIX ENERGY, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3057  4            CALYPSO ENERGY HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3058  5              BEALE GENERATING COMPANY LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3059  6                JMC SELKIRK HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3060  7                  JMC SELKIRK LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3061  8                    PENTAGEN INVESTORS, L.P.            N/A        N/A        The direct holder is a
                                                                                     General Partner.

3062  9                      SELKIRK COGEN PARTNERS, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3063  10                       SELKIRK COGEN FUNDING           100        N/A
                                 CORPORATION
3064  8                    SELKIRK COGEN PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3065  5              COGENTRIX MID-AMERICA, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3066  6                COGENTRIX COTTAGE GROVE, LLC            N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3067  7                  LSP-COTTAGE GROVE, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3068  8                    LS POWER FUNDING CORPORATION        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3069  7                  LSP-COTTAGE GROVE, LLC                551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3070  8                    LSP-COTTAGE GROVE, L.P.             221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3071  6                COGENTRIX WHITEWATER, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3072  7                  LSP-WHITEWATER I LLC                  551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3074  9                      LS POWER FUNDING CORPORATION      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3076  5              COGENTRIX OF RATHDRUM, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3077  6                RATHDRUM POWER, LLC                     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3078  5              COGENTRIX OF RICHMOND, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3079  6                SPRUANCE OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3080  5              COGENTRIX OF ROCKY MOUNT, INC.            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3081  6                EDGECOMBE OPERATING SERVICES, LLC       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3082  5              COGENTRIX/CARNEYS POINT, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3083  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3084  5              COGENTRIX/LOGAN, LLC                      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3085  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3087  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3089  7                  KEYSTONE URBAN RENEWAL LIMITED        22111 - Electric      Charlotte      NC       UNITED STATES
                           PARTNERSHIP                         Power Generation
3090  6                LOGAN GENERATING COMPANY, L.P.          221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3091  5              COGENTRIX/NORTHAMPTON, LLC                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      213113 - Culm Bank    Charlotte      NC       UNITED STATES
                           INC.                                Recovery, Coal, on a
                                                               contract basis
3094  7                  NORTHAMPTON WATER SUPPLY, INC.        221310 - Water supply Charlotte      NC       UNITED STATES
                                                               systems
3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3096  5              COGENTRIX/SCRUBGRASS, LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3098  7                  CLEARFIELD PROPERTIES, INC.           213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3099  7                  LEECHBURG PROPERTIES, INC.            213113 - Culm Bank    Charlotte      NC       UNITED STATES
                                                               Recovery, Coal, on a
                                                               contract basis
3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3101  5              EAGLE POWER II LLC                        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3102  6                GRANITE GENERATING COMPANY, L.P.        551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3103  6                KEYSTONE COGENERATION COMPANY, L.P.     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3104  6                LOGAN POWER LP                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3105  7                  LOGAN GENERATING COMPANY, L.P.        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3106  5              FALCON POWER LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3108  6                SCRUBGRASS POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3110  5              GARNET POWER, LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3111  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3112  5              HICKORY POWER LLC                         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3113  5              JAEGER II LLC                             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3115  5              JMCS I MANAGEMENT, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3116  5              LOGAN POWER LP                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3117  5              PALM POWER LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3118  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3119  7                  INDIANTOWN COGENERATION FUNDING       525990 - Other        Wilmington     DE       UNITED STATES
                           CORPORATION                         Financial Vehicles
3120  6                THALEIA, LLC                            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3121  7                  INDIANTOWN COGENERATION, L.P.         221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3122  7                  INDIANTOWN PROJECT INVESTMENT         551112 - Offices of   Charlotte      NC       UNITED STATES
                           PARTNERSHIP, L.P.                   Other Holding
                                                               Companies
3123  8                    INDIANTOWN COGENERATION, L.P.       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3124  5              PEREGRINE POWER LLC                       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3125  6                CHAMBERS COGENERATION LIMITED           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                         PARTNERSHIP                           Electric Power
                                                               Generation
3126  5              PLAINS END FINANCING HOLDING COMPANY,     551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3127  6                PLAINS END FINANCING, LLC               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3128  7                  PLAINS END II, LLC                    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3129  7                  PLAINS END, LLC                       221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3130  5              PLAINS END OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3131  5              POWER SERVICE COMPANY, LLC                221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3132  5              RATHDRUM OPERATING SERVICES COMPANY,      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                       INC.                                    Electric Power
                                                               Generation
3133  5              TOPAZ POWER, LLC                          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3134  6                CARNEYS POINT GENERATING COMPANY        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3135  5              TOYAN ENTERPRISES, LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3136  6                INDIANTOWN COGENERATION, L.P.           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3137  6                INDIANTOWN PROJECT INVESTMENT           551112 - Offices of   Charlotte      NC       UNITED STATES
                         PARTNERSHIP, L.P.                     Other Holding
                                                               Companies
3138  5              U.S. OPERATING SERVICES COMPANY           221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3139  5              WHITEWATER OPERATING SERVICES, LLC        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3141  6                WINDSOR FINANCING LLC                   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3142  7                  EDGECOMBE GENCO, LLC                  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3143  7                  SPRUANCE GENCO, LLC                   221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3145  5              COGENTRIX EASTERN AMERICA, LLC            551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3146  6                CEDAR POWER CORPORATION                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3147  7                  CEDAR I POWER CORPORATION             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3148  8                    CEDAR II POWER CORPORATION          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3149  9                      CEDAR BAY GENERATING COMPANY,     22111 - Electric      Wilmington     DE       UNITED STATES
                               LIMITED PARTNERSHIP             Power Generation
3150  6                COGENTRIX POWER HOLDINGS II LLC         551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3152  8                    COGENTRIX SOLAR SERVICES, LLC       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3153  9                      APACHE SOLAR ENERGY, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3154  9                      COGENTRIX OF ALAMOSA, LLC         221119 - Other        Wilmington     DE       UNITED STATES
                                                               Electric Power
                                                               Generation
3155  9                      SOLAR INVESTMENTS I, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3156  9                      SOLAR INVESTMENTS VI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3157  9                      SOLAR INVESTMENTS VIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3158  9                      SOLAR INVESTMENTS X, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3159  9                      SOLAR INVESTMENTS XI, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3160  9                      SOLAR INVESTMENTS XIII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3161  9                      SOLAR INVESTMENTS XIX, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3162  9                      SOLAR INVESTMENTS XV, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3163  9                      SOLAR INVESTMENTS XVI, LLC        221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3164  9                      SOLAR INVESTMENTS XVII, LLC       221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3165  9                      SOLAR INVESTMENTS XVIII, LLC      221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3166  9                      SOLAR INVESTMENTS XX, LLC         221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3167  9                      SOLAR LAND HOLDINGS LLC           221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3168  9                      SUNRAY ENERGY, INC.               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3169  8                    FALCON POWER LLC                    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3170  8                    INDIAN ORCHARD GENERATING           551112 - Offices of   Charlotte      NC       UNITED STATES
                             COMPANY, INC.                     Other Holding
                                                               Companies
3171  8                    JMCS I HOLDINGS, INC.               551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3172  9                      PENTAGEN INVESTORS, L.P.          551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3173  8                    ORCHARD GAS CORPORATION             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3174  8                    RAPTOR HOLDINGS COMPANY             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3175  9                      GRAY HAWK POWER CORPORATION       551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3176  10                       CEDAR BAY COGENERATION, INC.    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3177  11                         CEDAR BAY GENERATING          22111 - Electric      Wilmington     DE       UNITED STATES
                                   COMPANY, LIMITED            Power Generation
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    221122 - Electric     Charlotte      NC       UNITED STATES
                                                               power broker
3180  5              COGENTRIX FIELD SERVICES, LLC             551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3181  6                CI, LLC                                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3182  7                  CI PROPERTIES, INC.                   531390 - Other        Charlotte      NC       UNITED STATES
                                                               activities related to
                                                               real estate
3183  7                  COGENTRIX OF VIRGINIA, INC.           551114 - Corporate,   Charlotte      NC       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3184  8                    CAPISTRANO COGENERATION COMPANY     551114 - Corporate,   New York       NY       UNITED STATES
                                                               Subsidiary, and
                                                               Regional Managing
                                                               Offices
3185  9                      JAMES RIVER COGENERATION COMPANY  221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3186  8                    JAMES RIVER COGENERATION COMPANY    221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3187  7                  COGENTRIX VIRGINIA LEASING            221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                           CORPORATION                         Electric Power
                                                               Generation
3188  7                  COGENTRIX-MEXICO, INC.                551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3189  5              COGENTRIX FUELS MANAGEMENT, INC.          22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3190  5              COGENTRIX PARTS COMPANY, INC.             22111 - Electric      Charlotte      NC       UNITED STATES
                                                               Power Generation
3191  5              COGENTRIX ZYDECO, LLC                     211111 - Development  Charlotte      NC       UNITED STATES
                                                               of Coal Gasification
                                                               Project
3192  5              SOUTHAVEN POWER, LLC                      525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation

3068  8                    LS POWER FUNDING CORPORATION        100        N/A

3069  7                  LSP-COTTAGE GROVE, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3070  8                    LSP-COTTAGE GROVE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3071  6                COGENTRIX WHITEWATER, LLC               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3072  7                  LSP-WHITEWATER I LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.


3073  8                    LSP-WHITEWATER LIMITED PARTNERSHIP  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3074  9                      LS POWER FUNDING CORPORATION      100        N/A

3075  7                  LSP-WHITEWATER LIMITED PARTNERSHIP    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3076  5              COGENTRIX OF RATHDRUM, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3077  6                RATHDRUM POWER, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3078  5              COGENTRIX OF RICHMOND, INC.               100        N/A


3079  6                SPRUANCE OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3080  5              COGENTRIX OF ROCKY MOUNT, INC.            100        N/A


3081  6                EDGECOMBE OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3082  5              COGENTRIX/CARNEYS POINT, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3083  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3084  5              COGENTRIX/LOGAN, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3085  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3086  7                  GRANITE WATER SUPPLY COMPANY, INC.    100        N/A

3087  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               Limited Partner.
3088  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3089  7                  KEYSTONE URBAN RENEWAL LIMITED        N/A        N/A        The direct holder is a
                           PARTNERSHIP                                               General Partner.
3090  6                LOGAN GENERATING COMPANY, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3091  5              COGENTRIX/NORTHAMPTON, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3092  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3093  7                  NORTHAMPTON FUEL SUPPLY COMPANY,      100        N/A
                           INC.

3094  7                  NORTHAMPTON WATER SUPPLY, INC.        100        N/A

3095  5              COGENTRIX/PLAINS END HOLDINGS, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3096  5              COGENTRIX/SCRUBGRASS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3097  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3098  7                  CLEARFIELD PROPERTIES, INC.           100        N/A


3099  7                  LEECHBURG PROPERTIES, INC.            100        N/A


3100  5              COTTAGE GROVE OPERATING SERVICES, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3101  5              EAGLE POWER II LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3102  6                GRANITE GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3103  6                KEYSTONE COGENERATION COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3104  6                LOGAN POWER LP                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3105  7                  LOGAN GENERATING COMPANY, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3106  5              FALCON POWER LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3107  6                SCRUBGRASS GENERATING COMPANY, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.

3108  6                SCRUBGRASS POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3109  7                  SCRUBGRASS GENERATING COMPANY, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.

3110  5              GARNET POWER, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3111  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3112  5              HICKORY POWER LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3113  5              JAEGER II LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3114  6                NORTHAMPTON GENERATING COMPANY, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3115  5              JMCS I MANAGEMENT, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3116  5              LOGAN POWER LP                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3117  5              PALM POWER LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3118  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.

3119  7                  INDIANTOWN COGENERATION FUNDING       100        N/A
                           CORPORATION
3120  6                THALEIA, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3121  7                  INDIANTOWN COGENERATION, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3122  7                  INDIANTOWN PROJECT INVESTMENT         N/A        N/A        The direct holder is a
                           PARTNERSHIP, L.P.                                         Limited Partner.

3123  8                    INDIANTOWN COGENERATION, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

3124  5              PEREGRINE POWER LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3125  6                CHAMBERS COGENERATION LIMITED           N/A        N/A        The direct holder is a
                         PARTNERSHIP                                                 General Partner.

3126  5              PLAINS END FINANCING HOLDING COMPANY,     N/A        N/A        The direct holder is a
                       LLC                                                           Non-Managing Member.

3127  6                PLAINS END FINANCING, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3128  7                  PLAINS END II, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3129  7                  PLAINS END, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3130  5              PLAINS END OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3131  5              POWER SERVICE COMPANY, LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3132  5              RATHDRUM OPERATING SERVICES COMPANY,      100        N/A
                       INC.

3133  5              TOPAZ POWER, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3134  6                CARNEYS POINT GENERATING COMPANY        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3135  5              TOYAN ENTERPRISES, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3136  6                INDIANTOWN COGENERATION, L.P.           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3137  6                INDIANTOWN PROJECT INVESTMENT           N/A        N/A        The direct holder is a
                         PARTNERSHIP, L.P.                                           General Partner.

3138  5              U.S. OPERATING SERVICES COMPANY           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3139  5              WHITEWATER OPERATING SERVICES, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3140  5              WINDSOR FINANCING HOLDING COMPANY, LLC    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3141  6                WINDSOR FINANCING LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3142  7                  EDGECOMBE GENCO, LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3143  7                  SPRUANCE GENCO, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3144  4            COGENTRIX DELAWARE HOLDINGS, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3145  5              COGENTRIX EASTERN AMERICA, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3146  6                CEDAR POWER CORPORATION                 100        N/A


3147  7                  CEDAR I POWER CORPORATION             100        N/A


3148  8                    CEDAR II POWER CORPORATION          100        N/A


3149  9                      CEDAR BAY GENERATING COMPANY,     N/A        N/A        The direct holder is a
                               LIMITED PARTNERSHIP                                   General Partner.
3150  6                COGENTRIX POWER HOLDINGS II LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3151  7                  COGENTRIX ENERGY POWER COMPANY LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3152  8                    COGENTRIX SOLAR SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3153  9                      APACHE SOLAR ENERGY, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3154  9                      COGENTRIX OF ALAMOSA, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3155  9                      SOLAR INVESTMENTS I, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3156  9                      SOLAR INVESTMENTS VI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3157  9                      SOLAR INVESTMENTS VIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3158  9                      SOLAR INVESTMENTS X, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3159  9                      SOLAR INVESTMENTS XI, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3160  9                      SOLAR INVESTMENTS XIII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3161  9                      SOLAR INVESTMENTS XIX, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3162  9                      SOLAR INVESTMENTS XV, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3163  9                      SOLAR INVESTMENTS XVI, LLC        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3164  9                      SOLAR INVESTMENTS XVII, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3165  9                      SOLAR INVESTMENTS XVIII, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3166  9                      SOLAR INVESTMENTS XX, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3167  9                      SOLAR LAND HOLDINGS LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3168  9                      SUNRAY ENERGY, INC.               100        N/A


3169  8                    FALCON POWER LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3170  8                    INDIAN ORCHARD GENERATING           100        N/A
                             COMPANY, INC.

3171  8                    JMCS I HOLDINGS, INC.               100        N/A


3172  9                      PENTAGEN INVESTORS, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3173  8                    ORCHARD GAS CORPORATION             100        N/A

3174  8                    RAPTOR HOLDINGS COMPANY             100        N/A


3175  9                      GRAY HAWK POWER CORPORATION       100        N/A


3176  10                       CEDAR BAY COGENERATION, INC.    100        N/A


3177  11                         CEDAR BAY GENERATING          N/A        N/A        The direct holder is a
                                   COMPANY, LIMITED                                  General Partner.
                                   PARTNERSHIP
3178  6                COGENTRIX/NORTHAMPTON, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3179  5              COGENTRIX ENERGY POWER MARKETING, INC.    100        N/A

3180  5              COGENTRIX FIELD SERVICES, LLC             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3181  6                CI, LLC                                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3182  7                  CI PROPERTIES, INC.                   100        N/A


3183  7                  COGENTRIX OF VIRGINIA, INC.           100        N/A



3184  8                    CAPISTRANO COGENERATION COMPANY     100        N/A



3185  9                      JAMES RIVER COGENERATION COMPANY  N/A        N/A        The direct holder is a
                                                                                     General Partner.

3186  8                    JAMES RIVER COGENERATION COMPANY    N/A        N/A        The direct holder is a
                                                                                     General Partner.

3187  7                  COGENTRIX VIRGINIA LEASING            100        N/A
                           CORPORATION

3188  7                  COGENTRIX-MEXICO, INC.                100        N/A


3189  5              COGENTRIX FUELS MANAGEMENT, INC.          100        N/A

3190  5              COGENTRIX PARTS COMPANY, INC.             100        N/A

3191  5              COGENTRIX ZYDECO, LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3192  5              SOUTHAVEN POWER, LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3193  4            COGENTRIX ENERGY MANAGEMENT SERVICES, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3194  4            COGENTRIX INTERNATIONAL HOLDINGS, INC.      100        N/A


3195  5              BASAT ELEKTRIK URETIM VE TICARET L.S.     100        N/A

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3197  6                COGENTRIX MAURITIUS COMPANY             551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3210  5              COGENTRIX INTERNATIONAL UK LIMITED        525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3211  6                ETI ELEKTRIK URETIM, A.S.               221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3212  7                  BASAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           L.S.                                Electric Power
                                                               Generation
3213  7                  DERTON ELEKTRIK URETIM VE TICARET     221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3214  7                  DORAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      221119 - Other        Istanbul                TURKEY
                           TICARET L.S.                        Electric Power
                                                               Generation
3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3217  7                  KARET ELEKTRIK URETIM VE TICARET      221119 - Other        Istanbul                TURKEY
                           A.S.                                Electric Power
                                                               Generation
3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       221111 -              Istanbul                TURKEY
                           TICARET L.S.                        Hydroelectric Power
                                                               Generation
3219  7                  SONAT ELEKTRIK URETIM VE TICARET      221111 -              Istanbul                TURKEY
                           A.S.                                Hydroelectric Power
                                                               Generation
3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3222  5              COGENTRIX MAURITIUS COMPANY               551112 - Offices of   Port Louis              MAURITIUS
                                                               Other Holding
                                                               Companies
3223  5              COGENTRIX OF BRAZIL, INC.                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          221119 - Other        Istanbul                TURKEY
                       TICARET L.S.                            Electric Power
                                                               Generation
3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   221111 -              Istanbul                TURKEY
                       L.S.                                    Hydroelectric Power
                                                               Generation
3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     221111 -              Istanbul                TURKEY
                                                               Hydroelectric Power
                                                               Generation
3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      221119 - Other        Istanbul                TURKEY
                                                               Electric Power
                                                               Generation
3233  4            COGENTRIX POWER HOLDINGS I LLC              551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    551112 - Offices of   Charlotte      NC       UNITED STATES
                       LLC                                     Other Holding
                                                               Companies
3235  6                CEDAR BAY OPERATING SERVICES, LLC       811310 - Commercial   Charlotte      NC       UNITED STATES
                                                               and Industrial
                                                               Machinery and
                                                               Equipment (except
                                                               Automotive and
                                                               Electronic) Repair
                                                               and Maintenance
3236  6                HOPEWELL OS, LLC                        221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3237  6                PORTSMOUTH OPERATING SERVICES, LLC      221112 - Fossil Fuel  Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     525990 - Other        Charlotte      NC       UNITED STATES
                                                               Financial Vehicles
3239  6                SUNRAY OPERATING SERVICES, LLC          221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3241  6                USGEN HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3242  6                USOSC HOLDINGS, LLC                     551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3243  4            COGENTRIX WIND HOLDINGS LLC                 551112 - Offices of   Charlotte      NC       UNITED STATES
                                                               Other Holding
                                                               Companies
3244  5              VIENTO DE PUERTO RICO, LLC                221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3245  4            DEVELOPMENT LAND HOLDINGS LLC               221119 - Other        Charlotte      NC       UNITED STATES
                                                               Electric Power
                                                               Generation
3246  4            SPECTRAWATT, INC.                           523120 - Securities   Hillsboro      OR       UNITED STATES
                                                               Brokerage
3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         551112 - Offices of   Bogota                  Colombia
                                                               Other Holding
                                                               Companies
3248  3          MCEPF METRO I, INC.                           551112 - Offices of   Dover          DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3249  4            MITSI HOLDINGS LLC                          551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3250  3          MITSI HOLDINGS LLC                            551112 - Offices of   Romulus        MI       UNITED STATES
                                                               Other Holding
                                                               Companies
3251  3          NATURAL RESOURCES INVESTMENTS S.L.            551112 - Offices of   Madrid                  SPAIN
                                                               Other Holding
                                                               Companies
3252  3          PRICELOCK, INC.                               523130 - Commodity    Redwood City   CA       UNITED STATES
                                                               Contracts Dealing
3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3259  4            GS CAPITAL PARTNERS 2000, L.P.              525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        525990 - Other        New York       NY       UNITED STATES
                 FUNDS GP, L.L.C.                              Financial Vehicles
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE, L.P.                         Financial Vehicles
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                   FUND, L.P.                                  Financial Vehicles
3263  4            EDUCATION MANAGEMENT CORPORATION            525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3264  2        GS PS 90 MEMBER LLC                             525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3265  2        GS RBD HOLDINGS I CORP.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3266  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3267  4            OOO GOLDMAN SACHS                           523120 - Securities   Moscow                  RUSSIA
                                                               Brokerage
3268  2        GS RBD HOLDINGS II CORP.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3269  3          GS RBD HOLDINGS, L.P.                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3270  2        GS RE HOLDINGS, INC.                            524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3271  3          LONGMORE CAPITAL, LLC                         524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3272  3          LONGMORE CREDIT SERVICES, LLC                 524298 - All Other    Southborough   MA       UNITED STATES
                                                               Insurance Related
                                                               Activities
3273  3          LONGMORE CREDIT, LLC                          522291 - Consumer     Southborough   MA       UNITED STATES
                                                               Lending
3274  2        GS REA HOLDINGS, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3276  3          RELATED INVESTCO LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      525990 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    Financial Vehicles
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP       Financial Vehicles
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   531390 - Other        Wilmington     DE       UNITED STATES
                 GP, L.L.C.                                    activities related to
                                                               real estate
3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        George Town             CAYMAN ISLANDS
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP    Financial Vehicles
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      531390 - Other        George Town             CAYMAN ISLANDS
                 GP, LTD.                                      activities related to
                                                               real estate
3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (TREATY) LIMITED PARTNERSHIP       Financial Vehicles
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    531390 - Other        Wilmington     DE       UNITED STATES
                 L.L.C.                                        activities related to
                                                               real estate
3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS (U.S.) LIMITED PARTNERSHIP         Financial Vehicles
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3287  2        GS RISK ADVISORS, INC.                          524210 - Insurance    NEW YORK       NY       UNITED STATES
                                                               Agencies and
                                                               Brokerages
3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       524298 - All Other    Hamilton                BERMUDA
                                                               Insurance Related
                                                               Activities
3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             524298 - All Other    NEW YORK       NY       UNITED STATES
                                                               Insurance Related
                                                               Activities
3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    523120 - Securities   Mexico City             MEXICO
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD         Brokerage
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3292  3          GS SITE 25 HOTEL, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3294  3          GS SITE 25 RETAIL, LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, L.P.                                    Financial Vehicles
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3297  3          GSSOAF HOLDING COMPANY                        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3298  4            ASO DWCS CAYMAN LLC                         523991 - Trust,       George Town             CAYMAN ISLANDS
                                                               Fiduciary, and
                                                               Custody Activities
3299  4            ASO I (MAURITIUS) LIMITED                   525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                 FUND, LTD.                                    Financial Vehicles
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3303  2        GS TDN Advisors, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3304  2        GS TXU ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS, L.P.                              Financial Vehicles
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3310  2        GS UDC 114TH STREET MEMBER LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3314  2        GS YES ADVISORS, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3315  2        GSAM - THL ACCESS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3321  2        GSAM GEN-PAR II, L.L.C.                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles

3196  5              COGENTRIX INTERNATIONAL HOLDINGS, BV      100        N/A


3197  6                COGENTRIX MAURITIUS COMPANY             100        N/A


3198  6                YELLOW SEA COGENERATION COMPANY, LTD.   100        N/A


3199  5              COGENTRIX INTERNATIONAL TURKEY I, LLC     N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3200  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3201  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3202  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3203  5              COGENTRIX INTERNATIONAL TURKEY II, LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3204  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3205  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3206  6                SONAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3207  5              COGENTRIX INTERNATIONAL TURKEY III, LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3208  6                FIRAT ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3209  6                KARET ELEKTRIK URETIM VE TICARET A.S.   100        N/A


3210  5              COGENTRIX INTERNATIONAL UK LIMITED        100        N/A

3211  6                ETI ELEKTRIK URETIM, A.S.               100        N/A


3212  7                  BASAT ELEKTRIK URETIM VE TICARET      100        N/A
                           L.S.

3213  7                  DERTON ELEKTRIK URETIM VE TICARET     99         N/A
                           A.S.

3214  7                  DORAT ELEKTRIK URETIM VE TICARET      91         N/A
                           A.S.

3215  7                  EY-TUR ENERJI ELEKTRIK URETIM VE      100        N/A
                           TICARET L.S.

3216  7                  FIRAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3217  7                  KARET ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3218  7                  MASAT ENERJI ELEKTRIK URETIM VE       100        N/A
                           TICARET L.S.

3219  7                  SONAT ELEKTRIK URETIM VE TICARET      100        N/A
                           A.S.

3220  7                  UCGEN ENERJI ELEKTRIK URETIM L.S.     100        N/A


3221  7                  YADE ELEKTRIK URETIM VE TICARET L.S.  99         N/A


3222  5              COGENTRIX MAURITIUS COMPANY               100        N/A


3223  5              COGENTRIX OF BRAZIL, INC.                 100        N/A


3224  5              DERTON ELEKTRIK URETIM VE TICARET A.S.    99         N/A


3225  5              DORAT ELEKTRIK URETIM VE TICARET A.S.     91         N/A


3226  5              EY-TUR ENERJI ELEKTRIK URETIM VE          100        N/A
                       TICARET L.S.

3227  5              FIRAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3228  5              KARET ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3229  5              MASAT ENERJI ELEKTRIK URETIM VE TICARET   100        N/A
                       L.S.

3230  5              SONAT ELEKTRIK URETIM VE TICARET A.S.     100        N/A


3231  5              UCGEN ENERJI ELEKTRIK URETIM L.S.         100        N/A


3232  5              YADE ELEKTRIK URETIM VE TICARET L.S.      99         N/A


3233  4            COGENTRIX POWER HOLDINGS I LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3234  5              COGENTRIX OPERATING SERVICES HOLDINGS,    N/A        N/A        The direct holder is a
                       LLC                                                           Managing Member.

3235  6                CEDAR BAY OPERATING SERVICES, LLC       N/A        N/A        The direct holder is a
                                                                                     Managing Member.





3236  6                HOPEWELL OS, LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3237  6                PORTSMOUTH OPERATING SERVICES, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3238  6                RATHDRUM CONSTRUCTION COMPANY, INC.     100        N/A

3239  6                SUNRAY OPERATING SERVICES, LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3240  5              U.S OPERATING SERVICES HOLDINGS, LLC      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3241  6                USGEN HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3242  6                USOSC HOLDINGS, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3243  4            COGENTRIX WIND HOLDINGS LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3244  5              VIENTO DE PUERTO RICO, LLC                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3245  4            DEVELOPMENT LAND HOLDINGS LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3246  4            SPECTRAWATT, INC.                           30         N/A

3247  3          COLOMBIAN NATURAL RESOURCES I, S.A.S.         100        N/A


3248  3          MCEPF METRO I, INC.                           100        N/A


3249  4            MITSI HOLDINGS LLC                          97         2


3250  3          MITSI HOLDINGS LLC                            97         2


3251  3          NATURAL RESOURCES INVESTMENTS S.L.            100        N/A


3252  3          PRICELOCK, INC.                               14         N/A

3253  2        GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,       N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
3254  3          GS PRIVATE EQUITY PARTNERS CONNECTICUT, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3255  2        GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.     100        N/A

3256  3          GS PRIVATE EQUITY PARTNERS OFFSHORE, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3257  2        GS PRIVATE EQUITY MANAGEMENT, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3258  3          GS PRIVATE EQUITY PARTNERS, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3259  4            GS CAPITAL PARTNERS 2000, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3260  2        GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE        N/A        N/A        The direct holder is a
                 FUNDS GP, L.L.C.                                                    Non-Managing Member.
3261  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND OFFSHORE, L.P.                                               General Partner.
3262  3          GS PRIVATE EQUITY PARTNERS 2002 EMPLOYEE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3263  4            EDUCATION MANAGEMENT CORPORATION            42         N/A

3264  2        GS PS 90 MEMBER LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3265  2        GS RBD HOLDINGS I CORP.                         100        N/A


3266  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3267  4            OOO GOLDMAN SACHS                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3268  2        GS RBD HOLDINGS II CORP.                        100        N/A


3269  3          GS RBD HOLDINGS, L.P.                         N/A        N/A        The direct holder is a
                                                                                     General Partner.

3270  2        GS RE HOLDINGS, INC.                            100        N/A


3271  3          LONGMORE CAPITAL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3272  3          LONGMORE CREDIT SERVICES, LLC                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3273  3          LONGMORE CREDIT, LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3274  2        GS REA HOLDINGS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3275  3          GS REA GOLDENBRIDGE HOLDINGS LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3276  3          RELATED INVESTCO LLC                          12         N/A

3277  2        GS REAL ESTATE MEZZANINE PARTNERS (CAYMAN)      N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Managing Member.
3278  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CAYMAN) LIMITED PARTNERSHIP                             General Partner.
3279  2        GS REAL ESTATE MEZZANINE PARTNERS (CORPORATE)   N/A        N/A        The direct holder is a
                 GP, L.L.C.                                                          Non-Managing Member.

3280  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (CORPORATE) LIMITED PARTNERSHIP                          General Partner.
3281  2        GS REAL ESTATE MEZZANINE PARTNERS (TREATY)      100        N/A
                 GP, LTD.

3282  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (TREATY) LIMITED PARTNERSHIP                             General Partner.
3283  2        GS REAL ESTATE MEZZANINE PARTNERS (U.S.) GP,    N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.

3284  3          GOLDMAN SACHS REAL ESTATE MEZZANINE           N/A        N/A        The direct holder is a
                   PARTNERS (U.S.) LIMITED PARTNERSHIP                               General Partner.
3285  2        GS REALTY INCOME ADVISORS, L.L.C. 2002          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3286  3          GS CORE PLUS REAL ESTATE INCOME FUND 2002,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3287  2        GS RISK ADVISORS, INC.                          100        N/A


3288  3          ARROW CAPITAL INVESTMENT SERVICES, LTD.       100        N/A


3289  3          GOLDMAN SACHS RISK ADVISORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3290  2        GS SERVICIOS FINANCIEROS DE MEXICO, SOCIEDAD    100        N/A
                 ANONIMA DE CAPITAL VARIABLE, SOCIEDAD
                 FINANCIERA DE OBJETO MULTIPLE, ENTIDAD NO
                 REGULADA
3291  2        GS SITE 25 HOTEL HOLDINGS, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3292  3          GS SITE 25 HOTEL, LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3293  2        GS SITE 25 RETAIL HOLDINGS, LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3294  3          GS SITE 25 RETAIL, LLC                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3295  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        N/A        N/A        The direct holder is a
                 FUND, L.P.                                                          Limited Partner.
3296  3          AQUAMARINE (DELAWARE) L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3297  3          GSSOAF HOLDING COMPANY                        100        N/A

3298  4            ASO DWCS CAYMAN LLC                         100        N/A


3299  4            ASO I (MAURITIUS) LIMITED                   100        100

3300  4            VERDE INVESTMENTS (IRELAND) LIMITED         100        N/A

3301  2        GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE        100        N/A
                 FUND, LTD.
3302  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        Limited Partner.
3303  2        GS TDN Advisors, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3304  2        GS TXU ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3305  3          GOLDMAN SACHS TXU INVESTORS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3306  2        GS TXU OFFSHORE ADVISORS, INC.                  100        N/A

3307  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE          N/A        N/A        The direct holder is a
                   HOLDINGS, L.P.                                                    General Partner.
3308  3          GOLDMAN SACHS TXU INVESTORS OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3309  4            GOLDMAN SACHS TXU INVESTORS OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  Limited Partner.
3310  2        GS UDC 114TH STREET MEMBER LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3311  2        GS VINTAGE II EMPLOYEE FUNDS GP, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3312  3          GS VINTAGE II EMPLOYEE FUND OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3313  3          GS VINTAGE II EMPLOYEE FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3314  2        GS YES ADVISORS, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3315  2        GSAM - THL ACCESS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3316  3          GS THL EQUITY FUND VI - GS ACCESS ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3317  4            THL EQUITY FUND VI - GS ACCESS EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3318  4            THL EQUITY FUND VI - GS ACCESS OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3319  4            THL EQUITY FUND VI - GS ACCESS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3320  3          THL EQUITY FUND VI - GS ACCESS DLP, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3321  2        GSAM GEN-PAR II, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3322  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, L.P.                       Financial Vehicles
3326  5              GOLDMAN SACHS PERRY PRIVATE               525990 - Other        George Town             CAYMAN ISLANDS
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,   Financial Vehicles
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.           Financial Vehicles
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ-RADAR) HOLDINGS, LTD.            Financial Vehicles
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          525990 - Other        George Town             CAYMAN ISLANDS
                       (LOPEZ) HOLDINGS, LTD.                  Financial Vehicles
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS (CAYMAN), L.P.                   Financial Vehicles
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          525910 - Open-End     George Town             CAYMAN ISLANDS
                       (SISLER) HOLDINGS LTD.                  Investment Funds
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     525910 - Open-End     George Town             CAYMAN ISLANDS
                     L.P.                                      Investment Funds
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.         Financial Vehicles
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        525990 - Other        George Town             CAYMAN ISLANDS
                         (LOPEZ-RADAR) HOLDINGS, LTD.          Financial Vehicles
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        New York       NY       UNITED STATES
                       (LOPEZ) HOLDINGS CORP.                  Financial Vehicles
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525910 - Open-End     New York       NY       UNITED STATES
                       (SISLER) HOLDINGS CORP.                 Investment Funds
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS (CAYMAN), L.P.                 Financial Vehicles
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (GLOBAL) HOLDINGS, LTD.                 Financial Vehicles
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          525990 - Other        George Town             CAYMAN ISLANDS
                       (RADAR) HOLDINGS, LTD.                  Financial Vehicles
3359  2        GSAM GEN-PAR, L.L.C.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE HOLDINGS, INC.            Financial Vehicles
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS OFFSHORE, INC.                     Financial Vehicles
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND OFFSHORE HOLDINGS, L.P.            Financial Vehicles
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        525990 - Other        New York       NY       UNITED STATES
                   DISTRESSED FUND II GP, LLC                  Financial Vehicles
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    525990 - Other        New York       NY       UNITED STATES
                     DISTRESSED FUND II, L.P.                  Financial Vehicles
3369  5              GS MEZZANINE PARTNERS V, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS (FL), L.L.C.                       Financial Vehicles
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     (FL), L.P.                                Financial Vehicles
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS II, L.L.C.                         Financial Vehicles
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND II, L.P.                             Financial Vehicles
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE, L.P.                    Financial Vehicles
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       FUND II OFFSHORE HOLDINGS, L.P.         Financial Vehicles
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND II OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND III, L.P.                            Financial Vehicles
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE, L.P.                   Financial Vehicles
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND III OFFSHORE HOLDINGS, L.P.          Financial Vehicles
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        New York       NY       UNITED STATES
                     FUND IV, L.P.                             Financial Vehicles
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV EMPLOYEE HOLDINGS, L.P.           Financial Vehicles
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     EMPLOYEE FUND OFFSHORE, LTD.              Financial Vehicles
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE FUND, L.P.                       Financial Vehicles
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        George Town             CAYMAN ISLANDS
                     PMD QP FUND OFFSHORE, LTD.                Financial Vehicles
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   525990 - Other        New York       NY       UNITED STATES
                     PMD QP FUND, L.P.                         Financial Vehicles
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE, L.P.                    Financial Vehicles
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE HOLDINGS ADVISORS, INC.            Financial Vehicles
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND IV OFFSHORE HOLDINGS, L.P.           Financial Vehicles
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    525990 - Other        New York       NY       UNITED STATES
                   STATE ADVISORS, L.L.C.                      Financial Vehicles
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       525990 - Other        New York       NY       UNITED STATES
                       FUND, L.P.                              Financial Vehicles
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ), L.P.                                Financial Vehicles
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     (NJ) II, L.P.                             Financial Vehicles
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004, L.P.                                Financial Vehicles
3415  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3418  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3419  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 - MANAGER FUND, L.P.                 Financial Vehicles
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE, L.P.                       Financial Vehicles
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3426  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - DIRECT INVESTMENT FUND, L.P.       Financial Vehicles
3434  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3435  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2005 - MANAGER FUND, L.P.                 Financial Vehicles
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE, L.P.                       Financial Vehicles
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2005 OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     ASIA FUND, L.P.                           Financial Vehicles
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     ASIA OFFSHORE FUND, L.P.                  Financial Vehicles
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3448  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - DIRECT INVESTMENT FUND, L.P.            Financial Vehicles

3323  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3324  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE ADVISORS, INC.
3325  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE, L.P.                                             General Partner.
3326  5              GOLDMAN SACHS PERRY PRIVATE               N/A        N/A        The direct holder is a
                       OPPORTUNITIES FUND OFFSHORE HOLDINGS,                         Limited Partner.
                       L.P.
3327  3          GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3328  4            GOLDMAN SACHS PERRY PRIVATE OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3329  3          GOLDMAN SACHS PETERSHILL FUND ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3330  4            GOLDMAN SACHS PETERSHILL FUND, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3331  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3332  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3333  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3334  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3335  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3336  4            GOLDMAN SACHS PETERSHILL PMD QP FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3337  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-GLOBAL) HOLDINGS, LTD.
3338  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (LOPEZ-RADAR) HOLDINGS, LTD.
3339  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3340  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (LOPEZ) HOLDINGS, LTD.
3341  5              GOLDMAN SACHS PETERSHILL U.S. IM          100        N/A
                       (SISLER) HOLDINGS LTD.
3342  3          GOLDMAN SACHS PETERSHILL FUND OFFSHORE        100        N/A
                   ADVISORS, INC.
3343  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS (CAYMAN), L.P.                                         General Partner.
3344  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (SISLER) HOLDINGS LTD.
3345  4            GOLDMAN SACHS PETERSHILL FUND OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3346  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3347  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3348  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3349  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3350  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-GLOBAL) HOLDINGS, LTD.
3351  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3352  6                GOLDMAN SACHS PETERSHILL U.S. GP        100        N/A
                         (LOPEZ-RADAR) HOLDINGS, LTD.
3353  4            GOLDMAN SACHS PETERSHILL PMD QP FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3354  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (LOPEZ) HOLDINGS CORP.
3355  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    100        N/A
                       (SISLER) HOLDINGS CORP.
3356  5              GOLDMAN SACHS PETERSHILL FUND OFFSHORE    N/A        N/A        The direct holder is a
                       HOLDINGS (CAYMAN), L.P.                                       Limited Partner.
3357  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (GLOBAL) HOLDINGS, LTD.
3358  5              GOLDMAN SACHS PETERSHILL U.S. GP          100        N/A
                       (RADAR) HOLDINGS, LTD.
3359  2        GSAM GEN-PAR, L.L.C.                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3360  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE HOLDINGS, INC.
3361  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3362  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          100        N/A
                   ADVISORS OFFSHORE, INC.
3363  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT FUND   N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3364  5              GOLDMAN SACHS COLUMBUS CO-INVESTMENT      N/A        N/A        The direct holder is a
                       FUND OFFSHORE HOLDINGS, L.P.                                  Limited Partner.
3365  3          GOLDMAN SACHS COLUMBUS CO-INVESTMENT          N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3366  4            GOLDMAN SACHS COLUMBUS CO-INVESTMENT        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3367  3          GOLDMAN SACHS CONCENTRATED MEZZANINE &        N/A        N/A        The direct holder is a
                   DISTRESSED FUND II GP, LLC                                        Managing Member.
3368  4            GOLDMAN SACHS CONCENTRATED MEZZANINE AND    N/A        N/A        The direct holder is a
                     DISTRESSED FUND II, L.P.                                        General Partner.
3369  5              GS MEZZANINE PARTNERS V, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3370  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS (FL), L.L.C.                                             Managing Member.
3371  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     (FL), L.P.                                                      General Partner.
3372  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES        N/A        N/A        The direct holder is a
                   ADVISORS II, L.L.C.                                               Managing Member.
3373  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II, L.P.                                                   General Partner.
3374  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE ADVISORS, INC.
3375  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE, L.P.                                          General Partner.
3376  5              GOLDMAN SACHS DISTRESSED OPPORTUNITIES    N/A        N/A        The direct holder is a
                       FUND II OFFSHORE HOLDINGS, L.P.                               Limited Partner.
3377  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES II     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3378  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND II OFFSHORE HOLDINGS, L.P.                                 General Partner.
3379  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3380  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III, L.P.                                                  General Partner.
3381  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE ADVISORS, INC.
3382  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE, L.P.                                         General Partner.
3383  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES III    100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3384  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND III OFFSHORE HOLDINGS, L.P.                                General Partner.
3385  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3386  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV, L.P.                                                   General Partner.
3387  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3388  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV EMPLOYEE HOLDINGS, L.P.                                 General Partner.
3389  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     EMPLOYEE FUND OFFSHORE, LTD.
3390  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     EMPLOYEE FUND, L.P.                                             General Partner.
3391  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   100        N/A
                     PMD QP FUND OFFSHORE, LTD.
3392  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV   N/A        N/A        The direct holder is a
                     PMD QP FUND, L.P.                                               General Partner.
3393  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE ADVISORS, INC.
3394  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE, L.P.                                          General Partner.
3395  3          GOLDMAN SACHS DISTRESSED OPPORTUNITIES IV     100        N/A
                   OFFSHORE HOLDINGS ADVISORS, INC.
3396  4            GOLDMAN SACHS DISTRESSED OPPORTUNITIES      N/A        N/A        The direct holder is a
                     FUND IV OFFSHORE HOLDINGS, L.P.                                 General Partner.
3397  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   ADVISORS, INC.
3398  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3399  5              GOLDMAN SACHS EARLY SECONDARIES FUND      N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3400  3          GOLDMAN SACHS EARLY SECONDARIES OFFSHORE      100        N/A
                   HOLDINGS ADVISORS, INC.
3401  4            GOLDMAN SACHS EARLY SECONDARIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3402  3          GOLDMAN SACHS MULTI-STRATEGY FUND PALMETTO    N/A        N/A        The direct holder is a
                   STATE ADVISORS, L.L.C.                                            Managing Member.
3403  4            GOLDMAN SACHS PALMETTO STATE CREDIT FUND,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3404  4            GOLDMAN SACHS PALMETTO STATE FUND A, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3405  5              GOLDMAN SACHS PALMETTO STATE CREDIT       N/A        N/A        The direct holder is a
                       FUND, L.P.                                                    Limited Partner.
3406  4            GOLDMAN SACHS PALMETTO STATE FUND B, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3407  5              GOLDMAN SACHS YES INVESTORS, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3408  5              GS LOAN PARTNERS I ONSHORE, L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3409  3          GOLDMAN SACHS PEP (NJ) ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3410  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ), L.P.                                                      General Partner.
3411  3          GOLDMAN SACHS PEP (NJ) II ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3412  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     (NJ) II, L.P.                                                   General Partner.
3413  3          GOLDMAN SACHS PEP 2004 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3414  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004, L.P.                                                      General Partner.
3415  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3416  3          GOLDMAN SACHS PEP 2004 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3417  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3418  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3419  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3420  3          GOLDMAN SACHS PEP 2004 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3421  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 - MANAGER FUND, L.P.                                       General Partner.
3422  3          GOLDMAN SACHS PEP 2004 OFFSHORE ADVISORS,     100        N/A
                   INC.
3423  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE, L.P.                                             General Partner.
3424  3          GOLDMAN SACHS PEP 2004 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3425  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3426  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3427  3          GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)        100        N/A
                   OFFSHORE ADVISORS, INC.
3428  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3429  5              GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)    N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3430  3          GOLDMAN SACHS PEP 2005 ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3431  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      General Partner.
3432  3          GOLDMAN SACHS PEP 2005 DIRECT INVESTMENT      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3433  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - DIRECT INVESTMENT FUND, L.P.                             General Partner.
3434  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3435  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3436  3          GOLDMAN SACHS PEP 2005 MANAGER ADVISORS,      N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3437  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 - MANAGER FUND, L.P.                                       General Partner.
3438  3          GOLDMAN SACHS PEP 2005 OFFSHORE ADVISORS,     100        N/A
                   INC.
3439  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE, L.P.                                             General Partner.
3440  3          GOLDMAN SACHS PEP 2005 OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3441  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2005 OFFSHORE HOLDINGS, L.P.                                    General Partner.
3442  3          GOLDMAN SACHS PEP ASIA ADVISORS, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3443  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA FUND, L.P.                                                 General Partner.
3444  3          GOLDMAN SACHS PEP ASIA OFFSHORE ADVISORS,     100        N/A
                   INC.
3445  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     ASIA OFFSHORE FUND, L.P.                                        General Partner.
3446  3          GOLDMAN SACHS PEP IX ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3447  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3448  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3449  3          GOLDMAN SACHS PEP IX DIRECT INVESTMENT        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3450  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - DIRECT INVESTMENT FUND, L.P.                                  General Partner.

3451  5              LVB ACQUISITION HOLDING, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3452  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        New York       NY       UNITED STATES
                     - MANAGER FUND, L.P.                      Financial Vehicles
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3459  5              GS PEP IX Offshore YES Holdings Corp.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3460  6                YES NETWORK HOLDING COMPANY, LLC        525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     DIRECT INVESTMENT FUND, L.P.              Financial Vehicles
3468  5              YES NETWORK HOLDING COMPANY, LLC          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   525990 - Other        New York       NY       UNITED STATES
                     MANAGER FUND, L.P.                        Financial Vehicles
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   ENERGY ADVISORS, L.L.C.                     Financial Vehicles
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     ENERGY FUND, L.P.                         Financial Vehicles
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525910 - Open-End     New York       NY       UNITED STATES
                   ENERGY II ADVISORS, L.L.C.                  Investment Funds
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     New York       NY       UNITED STATES
                     ENERGY FUND II, L.P.                      Investment Funds
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE ADVISORS, INC.           Other Holding
                                                               Companies
3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE, L.P.             Investment Funds
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     551112 - Offices of   George Town             CAYMAN ISLANDS
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.  Other Holding
                                                               Companies
3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525910 - Open-End     George Town             CAYMAN ISLANDS
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.    Investment Funds
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE ADVISORS, INC.          Financial Vehicles
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.   Financial Vehicles
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     HEALTHCARE FUND OFFSHORE, L.P.            Financial Vehicles
3487  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED HEALTHCARE FUND OFFSHORE   Financial Vehicles
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC. Financial Vehicles
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES ADVISORS, L.L.C.              Financial Vehicles
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND, L.P.                  Financial Vehicles
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        New York       NY       UNITED STATES
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.      Financial Vehicles
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND II, L.P.               Financial Vehicles
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.       Financial Vehicles
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE, L.P.         Financial Vehicles
3495  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED OPPORTUNITIES FUND         Financial Vehicles
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     525990 - Other        George Town             CAYMAN ISLANDS
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,   Financial Vehicles
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,     Financial Vehicles
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE ADVISORS, INC.           Financial Vehicles
3499  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.   Financial Vehicles
3500  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND (AP) OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.  Financial Vehicles
3502  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND (AP) OFFSHORE         Financial Vehicles
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE ADVISORS, INC.                Financial Vehicles
3504  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE, L.P.        Financial Vehicles
3505  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,  Financial Vehicles
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   525990 - Other        George Town             CAYMAN ISLANDS
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.       Financial Vehicles
3507  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,    Financial Vehicles
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUNDS GP, L.L.C.                   Financial Vehicles
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        George Town             CAYMAN ISLANDS
                     2004 EMPLOYEE FUND OFFSHORE, L.P.         Financial Vehicles
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       525990 - Other        New York       NY       UNITED STATES
                     2004 EMPLOYEE FUND, L.P.                  Financial Vehicles
3511  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      525990 - Other        George Town             CAYMAN ISLANDS
                   EMPLOYEE FUND OFFSHORE, LTD.                Financial Vehicles
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE ADVISORS, LLC                   Financial Vehicles
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE, L.P.                         Financial Vehicles                            (OTHER)
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   525990 - Other        New York       NY       UNITED STATES
                   II OFFSHORE HOLDINGS ADVISORS, LLC          Financial Vehicles
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   525990 - Other        Edinburgh               UNITED KINGDOM
                     II OFFSHORE HOLDINGS, L.P.                Financial Vehicles                            (OTHER)
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   525990 - Other        New York       NY       UNITED STATES
                   GP, L.L.C.                                  Financial Vehicles
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE, LTD.                       Financial Vehicles
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, LTD.                            Financial Vehicles
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  525990 - Other        Frankfurt am            GERMANY
                                                               Financial Vehicles    Main
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         525990 - Other        Edinburgh               UNITED KINGDOM
                     HOLDINGS, L.P.                            Financial Vehicles                            (OTHER)
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   525990 - Other        Edinburgh               UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       525990 - Other        Edinburgh               UNITED KINGDOM
                       HOLDINGS, L.P.                          Financial Vehicles                            (OTHER)
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          525990 - Other        Frankfurt am            GERMANY
                   PARTNER GMBH                                Financial Vehicles    Main
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3542  5              VF III HOLDINGS, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                       HOLDINGS, L.P.                          Financial Vehicles
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE, L.P.                Financial Vehicles
3552  5              GOLDMAN SACHS PRIVATE EQUITY              525990 - Other        George Town             CAYMAN ISLANDS
                       CONCENTRATED ENERGY FUND OFFSHORE       Financial Vehicles
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   525990 - Other        George Town             CAYMAN ISLANDS
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.       Financial Vehicles
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3558  4            GS DISTRESSED OPPORTUNITIES FUND            525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3559  5              GS DISTRESSED OPPORTUNITIES FUND          525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3560  3          GS Distressed Opportunities Offshore          525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       525990 - Other        New York       NY       UNITED STATES
                   ACCESS FUND ADVISORS, L.L.C.                Financial Vehicles
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     525990 - Other        New York       NY       UNITED STATES
                     ACCESS FUND, L.P.                         Financial Vehicles
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3567  6                W2007 FINANCE SUB, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3568  7                  BLACKSTONE HLT PRINCIPAL              531390 - Other        New York       NY       UNITED STATES
                           TRANSACTION PARTNERS, L.P.          activities related to
                                                               real estate
3569  7                  W2007 230 PARK, LLC                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3570  7                  W2007 BEAR L.L.C.                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3571  7                  W2007 MVP HOTELS, LLC                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3572  7                  W2007/ACEP HOLDINGS, LLC              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3573  8                    AMERICAN CASINO & ENTERTAINMENT     525990 - Other        Wilmington     DE       UNITED STATES
                             PROPERTIES LLC                    Financial Vehicles
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3575  8                    ZWINGER OPCO 6 B.V.                 525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3576  9                      ATLANTIC 2 - BERENICE FONDO       525990 - Other        Milan                   ITALY (OTHER)
                               COMUNE DI INVESTIMENTO          Financial Vehicles
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3451  5              LVB ACQUISITION HOLDING, LLC              N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3452  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3453  3          GOLDMAN SACHS PEP IX MANAGER ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3454  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     - MANAGER FUND, L.P.                                            General Partner.
3455  3          GOLDMAN SACHS PEP IX OFFSHORE ADVISORS, INC.  100        N/A

3456  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3457  3          GOLDMAN SACHS PEP IX OFFSHORE HOLDINGS        100        N/A
                   ADVISORS, INC.
3458  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX    N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3459  5              GS PEP IX Offshore YES Holdings Corp.     100        N/A

3460  6                YES NETWORK HOLDING COMPANY, LLC        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3461  5              GS PEP SAFWAY HOLDINGS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3462  3          GOLDMAN SACHS PEP NEW PARTNERS MANAGER        N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3463  4            GOLDMAN SACHS PEP NEW PARTNERS-MANAGER      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3464  3          GOLDMAN SACHS PEP X ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3465  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X,    N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
3466  3          GOLDMAN SACHS PEP X DIRECT INVESTMENT         N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3467  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     DIRECT INVESTMENT FUND, L.P.                                    General Partner.
3468  5              YES NETWORK HOLDING COMPANY, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3469  3          GOLDMAN SACHS PEP X MANAGER ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3470  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X -   N/A        N/A        The direct holder is a
                     MANAGER FUND, L.P.                                              General Partner.
3471  3          GOLDMAN SACHS PEP X OFFSHORE ADVISORS, INC.   100        N/A

3472  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3473  5              GOLDMAN SACHS PRIVATE EQUITY PARTNERS X   N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3474  3          GOLDMAN SACHS PEP X OFFSHORE HOLDINGS         100        N/A
                   ADVISORS, INC.
3475  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS X     N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3476  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY ADVISORS, L.L.C.                                           Managing Member.
3477  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND, L.P.                                               General Partner.
3478  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   ENERGY II ADVISORS, L.L.C.                                        Managing Member.
3479  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II, L.P.                                            General Partner.
3480  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE ADVISORS, INC.

3481  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE, L.P.                                   General Partner.
3482  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   ENERGY II OFFSHORE HOLDINGS ADVISORS, INC.

3483  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND II OFFSHORE HOLDINGS, L.P.                          General Partner.
3484  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE ADVISORS, INC.
3485  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE HOLDINGS, L.P.                         General Partner.
3486  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     HEALTHCARE FUND OFFSHORE, L.P.                                  General Partner.
3487  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED HEALTHCARE FUND OFFSHORE                         Limited Partner.
                       HOLDINGS, L.P.
3488  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   HEALTHCARE OFFSHORE HOLDINGS ADVISORS, INC.
3489  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES ADVISORS, L.L.C.                                    Managing Member.
3490  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND, L.P.                                        General Partner.
3491  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     N/A        N/A        The direct holder is a
                   OPPORTUNITIES FUND II ADVISORS, L.L.C.                            Managing Member.
3492  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND II, L.P.                                     General Partner.
3493  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE ADVISORS, INC.
3494  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE, L.P.                               General Partner.
3495  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED OPPORTUNITIES FUND                               Limited Partner.
                       OFFSHORE HOLDINGS, L.P.
3496  3          GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED     100        N/A
                   OPPORTUNITIES OFFSHORE HOLDINGS ADVISORS,
                   INC.
3497  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND OFFSHORE HOLDINGS,                           General Partner.
                     L.P.
3498  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE ADVISORS, INC.
3499  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE, L.P.                         General Partner.
3500  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND (AP) OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3501  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND (AP) OFFSHORE HOLDINGS ADVISORS, INC.
3502  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND (AP) OFFSHORE                               General Partner.
                     HOLDINGS, L.P.
3503  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE ADVISORS, INC.
3504  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE, L.P.                              General Partner.
3505  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                        Limited Partner.
                        L.P.
3506  3          GOLDMAN SACHS PRIVATE EQUITY MULTI-STRATEGY   100        N/A
                   FUND OFFSHORE HOLDINGS ADVISORS, INC.
3507  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     MULTI-STRATEGY FUND OFFSHORE HOLDINGS,                          General Partner.
                      L.P.
3508  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS 2004    N/A        N/A        The direct holder is a
                   EMPLOYEE FUNDS GP, L.L.C.                                         Managing Member.
3509  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND OFFSHORE, L.P.                               General Partner.
3510  4            GOLDMAN SACHS PRIVATE EQUITY PARTNERS       N/A        N/A        The direct holder is a
                     2004 EMPLOYEE FUND, L.P.                                        General Partner.
3511  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3512  3          GOLDMAN SACHS PRIVATE EQUITY PARTNERS IX      100        N/A
                   EMPLOYEE FUND OFFSHORE, LTD.
3513  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE ADVISORS, LLC                                         Managing Member.
3514  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE, L.P.                                               General Partner.
3515  3          GOLDMAN SACHS PRIVATE EQUITY U.S. - FOCUSED   N/A        N/A        The direct holder is a
                   II OFFSHORE HOLDINGS ADVISORS, LLC                                Managing Member.
3516  4            GOLDMAN SACHS PRIVATE EQUITY U.S.-FOCUSED   N/A        N/A        The direct holder is a
                     II OFFSHORE HOLDINGS, L.P.                                      General Partner.
3517  3          GOLDMAN SACHS VINTAGE FUND IV ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3518  4            GOLDMAN SACHS VINTAGE FUND IV, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3519  5              GSVF-IV ONSHORE RAVEN MANAGER STAKE LLC   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3520  3          GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE FUND   N/A        N/A        The direct holder is a
                   GP, L.L.C.                                                        Managing Member.
3521  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      100        N/A
                     FUND OFFSHORE, LTD.
3522  4            GOLDMAN SACHS VINTAGE FUND IV EMPLOYEE      N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3523  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP FUND   100        N/A
                     OFFSHORE, LTD.
3524  4            GOLDMAN SACHS VINTAGE FUND IV PMD QP        N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3525  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS GMBH    100        N/A

3526  4            GOLDMAN SACHS VINTAGE FUND V GMBH & CO. KG  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3527  3          GOLDMAN SACHS VINTAGE FUND V ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3528  4            GOLDMAN SACHS VINTAGE FUND V EUROPE         N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3529  4            GOLDMAN SACHS VINTAGE FUND V EUROPE, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3530  5              GOLDMAN SACHS VINTAGE FUND V EUROPE       N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3531  4            GOLDMAN SACHS VINTAGE FUND V, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3532  3          GOLDMAN SACHS VINTAGE FUND V HOLDINGS         100        N/A
                   ADVISORS, INC.
3533  4            GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3534  3          GOLDMAN SACHS VINTAGE FUND V INITIAL          100        N/A
                   PARTNER GMBH
3535  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   ADVISORS, INC.
3536  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE,      N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3537  3          GOLDMAN SACHS VINTAGE FUND V OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3538  4            GOLDMAN SACHS VINTAGE FUND V OFFSHORE       N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3539  5              GOLDMAN SACHS PRIVATE EQUITY HOLDINGS,    N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3540  3          GOLDMAN SACHS VINTAGE III ADVISORS, L.L.C.    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3541  4            GOLDMAN SACHS VINTAGE FUND III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3542  5              VF III HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3543  3          GOLDMAN SACHS VINTAGE III OFFSHORE            100        N/A
                   ADVISORS, INC.
3544  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3545  5              GOLDMAN SACHS VINTAGE FUND III OFFSHORE   N/A        N/A        The direct holder is a
                       HOLDINGS, L.P.                                                Limited Partner.
3546  3          GOLDMAN SACHS VINTAGE III OFFSHORE HOLDINGS   100        N/A
                   ADVISORS, INC.
3547  4            GOLDMAN SACHS VINTAGE FUND III OFFSHORE     N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3548  3          GS ACCESS - LIBERTY HARBOR/PERRY ADVISORS,    N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3549  4            GS ACCESS-LIBERTY HARBOR/PERRY, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3550  3          GS CONCENTRATED ENERGY OFFSHORE ADVISORS,     100        N/A
                   INC.
3551  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE, L.P.                                      General Partner.
3552  5              GOLDMAN SACHS PRIVATE EQUITY              N/A        N/A        The direct holder is a
                       CONCENTRATED ENERGY FUND OFFSHORE                             Limited Partner.
                       HOLDINGS, L.P.
3553  3          GS CONCENTRATED ENERGY OFFSHORE HOLDINGS      100        N/A
                   ADVISORS, INC.
3554  4            GOLDMAN SACHS PRIVATE EQUITY CONCENTRATED   N/A        N/A        The direct holder is a
                     ENERGY FUND OFFSHORE HOLDINGS, L.P.                             General Partner.
3555  3          GS DISTRESSED OPPORTUNITIES ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3556  4            GS DISTRESSED OPPORTUNITIES FUND, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3557  3          GS DISTRESSED OPPORTUNITIES OFFSHORE          100        N/A
                   ADVISORS, INC.
3558  4            GS DISTRESSED OPPORTUNITIES FUND            N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3559  5              GS DISTRESSED OPPORTUNITIES FUND          N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3560  3          GS Distressed Opportunities Offshore          100        N/A
                   Holdings Advisors, Inc.
3561  4            GS DISTRESSED OPPORTUNITIES FUND OFFSHORE   N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3562  3          GS KSL CAPITAL PARTNERS SUPPLEMENTAL II       N/A        N/A        The direct holder is a
                   ACCESS FUND ADVISORS, L.L.C.                                      Managing Member.
3563  4            GS KSL CAPITAL PARTNERS SUPPLEMENTAL II     N/A        N/A        The direct holder is a
                     ACCESS FUND, L.P.                                               General Partner.
3564  3          GS MERCHANT BANKING ACCESS 2006 ADVISORS,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3565  4            GOLDMAN SACHS MERCHANT BANKING ACCESS       N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3566  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3567  6                W2007 FINANCE SUB, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3568  7                  BLACKSTONE HLT PRINCIPAL              N/A        32
                           TRANSACTION PARTNERS, L.P.

3569  7                  W2007 230 PARK, LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3570  7                  W2007 BEAR L.L.C.                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3571  7                  W2007 MVP HOTELS, LLC                 94         N/A

3572  7                  W2007/ACEP HOLDINGS, LLC              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3573  8                    AMERICAN CASINO & ENTERTAINMENT     N/A        100
                             PROPERTIES LLC
3574  7                  WHITEHALL EUROPEAN RE 6 S.A R.L.      70         N/A        This holding represents
                                                                                     ownership in Class F shares.
3575  8                    ZWINGER OPCO 6 B.V.                 100        N/A

3576  9                      ATLANTIC 2 - BERENICE FONDO       94         N/A
                               COMUNE DI INVESTIMENTO
                               IMMOBILIARE DI TIPO CHIUSO
3577  7                  WHITEHALL EUROPEAN RE 7 S.A R.L.      84         N/A        This holding represents
                                                                                     ownership in Class A shares.
3578  7                  WHITEHALL EUROPEAN RE 8 S. A R.L.     84         N/A        This holding represents
                                                                                     ownership in Class A shares.

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3580  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
3582  7                  ZWINGER OPCO 6 B.V.                   525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3584  4            GS Mount Kellett Capital Partners Access    525990 - Other        New York       NY       UNITED STATES
                     Fund, L.P.                                Financial Vehicles
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      525990 - Other        George Town             CAYMAN ISLANDS
                   OFFSHORE ADVISORS, INC.                     Financial Vehicles
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    525990 - Other        George Town             CAYMAN ISLANDS
                     FUND OFFSHORE HOLDINGS, L.P.              Financial Vehicles
3587  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Corporate Feeder Fund, Ltd.               Financial Vehicles
3588  4            GS Mount Kellett Capital Partners Access    525990 - Other        George Town             CAYMAN ISLANDS
                     Fund Offshore, L.P.                       Financial Vehicles
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3593  4            GS PE CSEC OFFSHORE, L.P.                   525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3607  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3610  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3613  5              GS Private Equity Partners 2000 -         525990 - Other        George Town             CAYMAN ISLANDS
                       Manager BC Holdings Limited             Financial Vehicles
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3618  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3622  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3625  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3632  5              EDUCATION MANAGEMENT CORPORATION          525990 - Other        Pittsburgh     PA       UNITED STATES
                                                               Financial Vehicles
3633  3          GS PEP II ADVISORS (SC), L.L.C.               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     525990 - Other        New York       NY       UNITED STATES
                     COMPANY) - MANAGER FUND, L.P.             Financial Vehicles
3635  3          GS PEP II ADVISORS, L.L.C.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3637  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        525990 - Other        New York       NY       UNITED STATES
                     INVESTMENT FUND, L.P.                     Financial Vehicles
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3645  3          GS PEP III ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3647  5              GS CAPITAL PARTNERS III, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles


3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     525990 - Other        New York       NY       UNITED STATES
                     FUND, L.P.                                Financial Vehicles
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3664  3          GS RA PROGRAM I ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3665  4            GS RA PROGRAM I, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     525990 - Other        New York       NY       UNITED STATES
                     FUND 2006, L.P.                           Financial Vehicles
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    525990 - Other        New York       NY       UNITED STATES
                     2006, L.P.                                Financial Vehicles
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
3673  3          GS Special Opportunities 2008 Advisors,       525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3674  4            Goldman Sachs Special Opportunities Fund    525990 - Other        New York       NY       UNITED STATES
                     2008, L.P.                                Financial Vehicles
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   ADVISORS, INC.                              Financial Vehicles
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         525990 - Other        George Town             CAYMAN ISLANDS
                       OFFSHORE HOLDINGS, L.P.                 Financial Vehicles
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         525990 - Other        George Town             CAYMAN ISLANDS
                   HOLDINGS ADVISORS, INC.                     Financial Vehicles
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3680  3          GS VINTAGE ADVISORS, L.L.C.                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3681  4            GS VINTAGE FUND, L.P.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3683  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3684  3          GS VINTAGE II ADVISORS, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3685  4            GS VINTAGE FUND II, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3692  4            GS VINTAGE FUND OFFSHORE, L.P.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       525990 - Other        New York       NY       UNITED STATES
                   ADVISORS, L.L.C.                            Financial Vehicles
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                     MEZZANINE ACCESS FUND, L.P.               Financial Vehicles
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE, L.P.                            Financial Vehicles
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3699  3          Goldman Sachs Early Secondaries Advisors,     525990 - Other        New York       NY       UNITED STATES
                   L.L.C.                                      Financial Vehicles
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3701  3          Goldman Sachs PEG Advisors, Inc.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        525990 - Other        George Town             CAYMAN ISLANDS
                   Offshore Holdings Advisors, Inc.            Financial Vehicles
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      525990 - Other        George Town             CAYMAN ISLANDS
                     OFFSHORE HOLDINGS, L.P.                   Financial Vehicles
3704  3          Goldman Sachs Private Equity Opportunities    525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3705  4            GOLDMAN SACHS PRIVATE EQUITY                525990 - Other        George Town             CAYMAN ISLANDS
                     OPPORTUNITIES, L.P.                       Financial Vehicles
3706  5              Exeter Finance Holdings, L.P.             525990 - Other        Atlanta        GA       UNITED STATES

3579  6                WHITEHALL EUROPEAN RE 4 S.A R.L.        100        N/A

3580  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3581  6                WHITEHALL EUROPEAN RE 5 S.A R.L.        99         N/A

3582  7                  ZWINGER OPCO 6 B.V.                   100        N/A

3583  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3584  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund, L.P.                                                      General Partner.
3585  3          GS MOUNT KELLETT CAPITAL PARTNERS ACCESS      100        N/A
                   OFFSHORE ADVISORS, INC.
3586  4            GS MOUNT KELLETT CAPITAL PARTNERS ACCESS    N/A        N/A        The direct holder is a
                     FUND OFFSHORE HOLDINGS, L.P.                                    General Partner.
3587  4            GS Mount Kellett Capital Partners Access    100        N/A
                     Corporate Feeder Fund, Ltd.
3588  4            GS Mount Kellett Capital Partners Access    N/A        N/A        The direct holder is a
                     Fund Offshore, L.P.                                             General Partner.
3589  3          GS PE CSEC CORPORATE HOLDINGS ADVISORS, INC.  100        N/A

3590  4            GS PE CSEC CORPORATE HOLDINGS, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3591  5              GS ESF QEP OFFSHORE HOLDINGS CORP.        100        N/A

3592  3          GS PE CSEC OFFSHORE ADVISORS, INC.            100        N/A


3593  4            GS PE CSEC OFFSHORE, L.P.                   N/A        N/A        The direct holder is a
                                                                                     General Partner.
3594  5              GS PE CSEC OFFSHORE HOLDINGS, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3595  3          GS PE CSEC OFFSHORE HOLDINGS ADVISORS, INC.   100        N/A


3596  4            GS PE CSEC OFFSHORE HOLDINGS, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3597  3          GS PEP 1999 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3598  4            GS PRIVATE EQUITY PARTNERS 1999, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3599  3          GS PEP 1999 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3600  4            GS PRIVATE EQUITY PARTNERS 1999 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3601  3          GS PEP 1999 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3602  4            GS PRIVATE EQUITY PARTNERS 1999 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3603  3          GS PEP 1999 OFFSHORE ADVISORS, INC.           100        N/A

3604  4            GS PRIVATE EQUITY PARTNERS 1999 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3605  3          GS PEP 2000 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3606  4            GS PRIVATE EQUITY PARTNERS 2000, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3607  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3608  3          GS PEP 2000 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3609  4            GS PRIVATE EQUITY PARTNERS 2000 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3610  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3611  3          GS PEP 2000 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3612  4            GS PRIVATE EQUITY PARTNERS 2000 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3613  5              GS Private Equity Partners 2000 -         100        N/A
                       Manager BC Holdings Limited
3614  3          GS PEP 2000 OFFSHORE ADVISORS, INC            100        N/A

3615  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3616  3          GS PEP 2000 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3617  4            GS PRIVATE EQUITY PARTNERS 2000 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3618  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3619  5              GS CAPITAL PARTNERS 2000 OFFSHORE, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3620  3          GS PEP 2002 ADVISORS, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3621  4            GS PRIVATE EQUITY PARTNERS 2002, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3622  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3623  3          GS PEP 2002 DIRECT INVESTMENT ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3624  4            GS PRIVATE EQUITY PARTNERS 2002 - DIRECT    N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3625  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3626  3          GS PEP 2002 MANAGER ADVISORS, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3627  4            GS PRIVATE EQUITY PARTNERS 2002 - MANAGER   N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3628  3          GS PEP 2002 OFFSHORE ADVISORS, INC.           100        N/A

3629  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE,   N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3630  3          GS PEP 2002 OFFSHORE HOLDINGS ADVISORS, INC.  100        N/A

3631  4            GS PRIVATE EQUITY PARTNERS 2002 OFFSHORE    N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3632  5              EDUCATION MANAGEMENT CORPORATION          42         N/A

3633  3          GS PEP II ADVISORS (SC), L.L.C.               N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3634  4            GS PRIVATE EQUITY PARTNERS II (SOUTHERN     N/A        N/A        The direct holder is a
                     COMPANY) - MANAGER FUND, L.P.                                   General Partner.
3635  3          GS PEP II ADVISORS, L.L.C.                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3636  4            GS PRIVATE EQUITY PARTNERS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     General Partner.
3637  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3638  3          GS PEP II DIRECT INVESTMENT ADVISORS, L.L.C.  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3639  4            GS PRIVATE EQUITY PARTNERS II-DIRECT        N/A        N/A        The direct holder is a
                     INVESTMENT FUND, L.P.                                           General Partner.
3640  3          GS PEP II MANAGER ADVISORS, L.L.C.            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3641  4            GS PRIVATE EQUITY PARTNERS II - MANAGER     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3642  3          GS PEP II OFFSHORE ADVISORS, INC.             100        N/A

3643  4            GS PRIVATE EQUITY PARTNERS II OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3644  5              GS CAPITAL PARTNERS III OFFSHORE, L.P.    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3645  3          GS PEP III ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3646  4            GS PRIVATE EQUITY PARTNERS III, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3647  5              GS CAPITAL PARTNERS III, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3648  3          GS PEP III OFFSHORE ADVISORS, INC.            100        N/A

3649  4            GS PRIVATE EQUITY PARTNERS III OFFSHORE,    N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3650  3          GS PEP OFFSHORE ADVISORS (NBK), INC.          100        N/A

3651  4            NBK/GS PRIVATE EQUITY PARTNERS, L.P.        N/A        N/A        The direct holder is a
                                                                                     General Partner.
3652  3          GS PEP SAFWAY HOLDINGS, L.L.C.                N/A        N/A        The direct holder has
                                                                                     Control through a
                                                                                     Management Agreement or
                                                                                     other arrangements.
3653  3          GS PEP TECH 2000 ADVISORS, L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3654  4            GS PEP TECHNOLOGY FUND 2000, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3655  3          GS PEP TECH 2000 OFFSHORE ADVISORS, INC.      100        N/A

3656  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3657  3          GS PEP TECH 2000 OFFSHORE HOLDINGS            100        N/A
                   ADVISORS, INC.
3658  4            GS PEP TECHNOLOGY FUND 2000 OFFSHORE        N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3659  3          GS PRIVATE EQUITY ALLOCATION ADVISORS,        N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3660  4            GOLDMAN SACHS PRIVATE EQUITY ALLOCATION     N/A        N/A        The direct holder is a
                     FUND, L.P.                                                      General Partner.
3661  3          GS PRIVATE EQUITY MANAGEMENT CONNECTICUT,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3662  3          GS PRIVATE EQUITY MANAGEMENT OFFSHORE, INC.   100        N/A

3663  3          GS PRIVATE EQUITY MANAGEMENT, L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3664  3          GS RA PROGRAM I ADVISORS, INC.                100        N/A

3665  4            GS RA PROGRAM I, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3666  3          GS REAL ESTATE OPPORTUNITIES 2006 ADVISORS,   N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3667  4            GOLDMAN SACHS REAL ESTATE OPPORTUNITIES     N/A        N/A        The direct holder is a
                     FUND 2006, L.P.                                                 General Partner.
3668  5              GOLDMAN SACHS REAL ESTATE PARTNERS, L.P.  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3669  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3670  3          GS SPECIAL OPPORTUNITIES 2006 ADVISORS,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3671  4            GOLDMAN SACHS SPECIAL OPPORTUNITIES FUND    N/A        N/A        The direct holder is a
                     2006, L.P.                                                      General Partner.
3672  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
3673  3          GS Special Opportunities 2008 Advisors,       N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3674  4            Goldman Sachs Special Opportunities Fund    N/A        N/A        The direct holder is a
                     2008, L.P.                                                      General Partner.
3675  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   ADVISORS, INC.
3676  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3677  5              GS U.S. MIDDLE MARKET BUYOUT FUND         N/A        N/A        The direct holder is a
                       OFFSHORE HOLDINGS, L.P.                                       Limited Partner.
3678  3          GS U.S. MIDDLE MARKET BUYOUT OFFSHORE         100        N/A
                   HOLDINGS ADVISORS, INC.
3679  4            GS U.S. MIDDLE MARKET BUYOUT FUND           N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3680  3          GS VINTAGE ADVISORS, L.L.C.                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3681  4            GS VINTAGE FUND, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3682  3          GS VINTAGE FUND OFFSHORE, LTD.                100        N/A

3683  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3684  3          GS VINTAGE II ADVISORS, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3685  4            GS VINTAGE FUND II, L.P.                    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3686  3          GS VINTAGE II OFFSHORE ADVISORS, INC.         100        N/A

3687  4            GS VINTAGE FUND II OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3688  5              GS VINTAGE FUND II OFFSHORE HOLDINGS,     N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3689  3          GS VINTAGE II OFFSHORE HOLDINGS ADVISORS,     100        N/A
                   INC.
3690  4            GS VINTAGE FUND II OFFSHORE HOLDINGS, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3691  3          GS VINTAGE OFFSHORE ADVISORS, INC.            100        N/A

3692  4            GS VINTAGE FUND OFFSHORE, L.P.              N/A        N/A        The direct holder is a
                                                                                     General Partner.
3693  3          GS VINTAGE/REAL ESTATE MEZZANINE ACCESS       N/A        N/A        The direct holder is a
                   ADVISORS, L.L.C.                                                  Managing Member.
3694  4            GOLDMAN SACHS VINTAGE/REAL ESTATE           N/A        N/A        The direct holder is a
                     MEZZANINE ACCESS FUND, L.P.                                     General Partner.
3695  3          GS WLR OPPORTUNITIES ADVISORS OFFSHORE, INC.  100        N/A

3696  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND        N/A        N/A        The direct holder is a
                     OFFSHORE, L.P.                                                  General Partner.
3697  3          GS WLR OPPORTUNITIES ADVISORS, L.L.C.         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3698  4            GOLDMAN SACHS WLR OPPORTUNITIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3699  3          Goldman Sachs Early Secondaries Advisors,     N/A        N/A        The direct holder is a
                   L.L.C.                                                            Managing Member.
3700  4            GOLDMAN SACHS EARLY SECONDARIES FUND, L.P.  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3701  3          Goldman Sachs PEG Advisors, Inc.              100        N/A

3702  3          Goldman Sachs PEP 2004 US-Focused (KP)        100        N/A
                   Offshore Holdings Advisors, Inc.
3703  4            GOLDMAN SACHS PEP 2004 US-FOCUSED (KP)      N/A        N/A        The direct holder is a
                     OFFSHORE HOLDINGS, L.P.                                         General Partner.
3704  3          Goldman Sachs Private Equity Opportunities    100        N/A
                   Advisors, Inc.
3705  4            GOLDMAN SACHS PRIVATE EQUITY                N/A        N/A        The direct holder is a
                     OPPORTUNITIES, L.P.                                             General Partner.
3706  5              Exeter Finance Holdings, L.P.             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3707  6                Exeter Finance Corp.                    522220 - Sales        Irving         TX       UNITED STATES
                                                               Financing
3708  7                  EXETER FUNDING LLC                    525990 - Other        Irving         TX       UNITED STATES
                                                               Financial Vehicles
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    525990 - Other        George Town             CAYMAN ISLANDS
                       ADVISORS, INC.                          Financial Vehicles
3710  6                PRIVATE EQUITY SECONDARY                525990 - Other        George Town             CAYMAN ISLANDS
                         OPPORTUNITIES, L.P.                   Financial Vehicles
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   525990 - Other        George Town             CAYMAN ISLANDS
                       L.P.                                    Financial Vehicles
3712  5              TECHPROCESS SOLUTIONS LIMITED             522320 - Financial    Mumbai                  INDIA (OTHER)
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3713  5              TP HOLD CO (MAURITIUS) LTD.               525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3714  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Advisors, Inc.                              Financial Vehicles
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     525990 - Other        George Town             CAYMAN ISLANDS
                     L.P.                                      Financial Vehicles
3716  3          Goldman Sachs Vintage Fund IV Offshore        525990 - Other        George Town             CAYMAN ISLANDS
                   Holdings Advisors, Inc.                     Financial Vehicles
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                     HOLDINGS, L.P.                            Financial Vehicles
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    525990 - Other        George Town             CAYMAN ISLANDS
                   INC.                                        Financial Vehicles
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3721  3          RICHMOND ACQUISITION GP, LLC                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3722  4            Richmond Acquisition, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3724  4            VF III HOLDINGS, L.P.                       525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3727  2        GSCP KMI ADVISORS, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3728  3          GSCP KMI INVESTORS, L.P.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3729  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3732  4            Kinder Morgan Holdco LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3733  2        GSCP LATIN AMERICA LLC                          522294 - Secondary    New York       NY       UNITED STATES
                                                               Market Financing
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        522298 - All Other    Mexico City             MEXICO
                                                               Nondepository Credit
                                                               Intermediation
3735  2        GSCP V AIV, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3737  2        GSCP VI ADVISORS, L.L.C.                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3739  2        GSCS HOLDINGS I, LLC                            525910 - Open-End     Wilmington     DE       UNITED STATES
                                                               Investment Funds
3740  3          GSCS HOLDINGS II, LLC                         525910 - Open-End     New York       NY       UNITED STATES
                                                               Investment Funds
3741  2        GSEM (DEL) INC.                                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3743  3          GSEM (DEL) HOLDINGS, L.P.                     551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3744  3          GSEM (DEL) LLC                                551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3745  4            GS EQUITY MARKETS, L.P.                     525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3746  2        GSEM ADVISORS, L.L.C.                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3747  2        GSFS INVESTMENTS I CORP.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3748  3          CASPIAN FINANCING LLC                         551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3750  3          ENERGY CENTER HOLDINGS, LLC                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3751  3          GS LEASING (KCSR 2005-1) LLC                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3752  3          GS LS LEASING LLC                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3753  3          GS SOLAR POWER I, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3754  3          GS WIND HOLDINGS LLC                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3755  3          GS WIND POWER II, LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3756  3          GSFS INVESTMENTS III, LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3757  3          GSFS INVESTMENTS IV, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3758  3          GSFS IV LLC                                   525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3759  3          HILCO TRADING, LLC                            525990 - Other        Northbrook     IL       UNITED STATES
                                                               Financial Vehicles
3760  3          RAFT RIVER I HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3761  3          VOLITO AVIATION SERVICES AB                   541990 - All Other    Malmo                   SWEDEN
                                                               Professional,
                                                               Scientific, and
                                                               Technical Services
3762  2        GSGROUP NMTC INVESTOR LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3763  2        GSIP HOLDCO A LLC                               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             525910 - Open-End     Wilmington     DE       UNITED STATES
                   AGGREGATING FUND, L.P.                      Investment Funds
3765  3          GSIP HOLDCO B LLC                             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           525910 - Open-End     Wilmington     DE       UNITED STATES
                     AGGREGATING FUND, L.P.                    Investment Funds
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3769  2        GSJC LAND LLC                                   531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3770  3          PH PIER MANAGEMENT LLC                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3771  2        GSJC MASTER LESSEE L.L.C.                       531390 - Other        Wilmington     DE       UNITED STATES
                                                               activities related to
                                                               real estate
3772  2        GSPS STRATEGIES CORP.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3773  3          GSPS (DEL) L.P.                               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3774  3          GSPS INVESTMENTS LIMITED                      525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             522110 - Commercial   Dublin                  IRELAND
                                                               Banking
3776  4            VESTRA WEALTH LLP                           525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3777  5              VESTRA CAPITAL LIMITED                    525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3778  5              VESTRA NOMINEES LIMITED                   525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3779  5              VESTRA SOLUTIONS LIMITED                  525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3780  5              VESTRA WEALTH (JERSEY) LIMITED            525990 - Other        St. Helier              JERSEY
                                                               Financial Vehicles
3781  5              VESTRA WEALTH LIMITED                     525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3782  2        GSSM HOLDING (U.K.)                             525990 - Other        London                  UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3783  2        GSSO (ASIA) OFFSHORE, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      525990 - Other        George Town             CAYMAN ISLANDS
                   FUND, L.P.                                  Financial Vehicles
3785  2        GSSO (ASIA), LLC                                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3787  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3788  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3789  2        GSTM LLC                                        551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3790  3          SLK LLC                                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3793  2        GSTP LLC                                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3794  2        GSUIG REAL ESTATE MEMBER LLC                    525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3795  3          GSLM FUND MEMBER LLC                          525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3796  3          WEST 116TH ST. LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3797  2        GSUIG, L.L.C.                                   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3798  3          BUCK HOLDINGS L.P.                            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3799  3          BUCK HOLDINGS, LLC                            525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3800  2        Goldman Sachs Developing Markets Real Estate    525990 - Other        London                  UNITED KINGDOM
                 Cooperatief U.A.                              Financial Vehicles                            (OTHER)
3801  2        Goldman Sachs Mount Kellett Capital Partners    525990 - Other        New York       NY       UNITED STATES
                 Employee Funds GP, L.L.C.                     Financial Vehicles
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           525990 - Other        New York       NY       UNITED STATES
                   PARTNERS PMD QP FUND, L.P.                  Financial Vehicles
3803  3          Goldman Sachs Mount Kellett Capital           525990 - Other        George Town             CAYMAN ISLANDS
                   Partners Offshore PMD QP Fund, Ltd.         Financial Vehicles
3804  2        Goldman Sachs Private Equity Group Master       525990 - Other        New York       NY       UNITED STATES
                 Fund VI, LLC                                  Financial Vehicles
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3806  2        HULL TRADING ASIA LIMITED                       551112 - Offices of   Central                 HONG KONG
                                                               Other Holding
                                                               Companies
3807  3          GOLDMAN SACHS LLC                             525990 - Other        Ebene                   MAURITIUS
                                                               Financial Vehicles
3808  4            GOLDMAN SACHS VENTURE LLC                   551112 - Offices of   Ebene                   MAURITIUS
                                                               Other Holding
                                                               Companies
3809  5              GOLDMAN SACHS 2, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3810  5              GOLDMAN SACHS 3, L.P.                     525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3811  2        Hyatt Hotels Corporation                        531390 - Other        Chicago        IL       UNITED STATES
                                                               activities related to
                                                               real estate
3812  2        J. ARON HOLDINGS, L.P.                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   523110 - Investment   Amsterdam               NETHERLANDS
                   (NETHERLANDS) B.V.                          Banking and
                                                               Securities Dealing
3814  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3815  4            GAS ROYALTY HOLDING, LLC                    551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            551112 - Offices of   New York       NY       UNITED STATES
                     CORPORATION                               Other Holding
                                                               Companies
3817  4            GOLDMAN SACHS TRADING AND CLEARING          523110 - Investment   Amsterdam               NETHERLANDS
                     SERVICES (NETHERLANDS) B.V.               Banking and
                                                               Securities Dealing
3818  4            INDEPENDENCE POWER MARKETING, LLC           523140 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Brokerage
3819  4            PROP-GS FUNDO DE INVESTIMENTO               525990 - Other        Rio de Janeiro          BRAZIL
                     MULTIMERCADO CREDITO                      Financial Vehicles
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              523999 -              George Town             CAYMAN ISLANDS
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3821  2        JLM PACIFIC EPOCH LLC                           54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3822  3          Beijing JL McGregor Consulting Company        54161 - Management    Beijing                 CHINA, PEOPLES
                   Limited                                     Consulting Services                           REPUBLIC OF
3823  3          JL MCGREGOR ADVISORS LLC                      54161 - Management    New York       NY       UNITED STATES
                                                               Consulting Services
3824  2        KALORAMA GP, L.L.C.                             525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3825  3          KALORAMA, L.P.                                525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         525990 - Other        Amsterdam               NETHERLANDS
                     COOPERATIEVE U.A.                         Financial Vehicles
3827  4            GSPX, L.P.                                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     525990 - Other        London                  UNITED KINGDOM
                 GmbH & Co. KG                                 Financial Vehicles                            (OTHER)
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     525990 - Other        George Town             CAYMAN ISLANDS
                 I, L.P.                                       Financial Vehicles
3830  2        LS UNIT TRUST 2009-I                            525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3831  2        LUSIGHT LIMITED                                 561499 - All Other    London                  UNITED KINGDOM
                                                               Business Support                              (OTHER)
                                                               Services
3832  3          Lusight Canada Inc.                           561499 - All Other    Toronto        ON       CANADA
                                                               Business Support
                                                               Services
3833  2        MACARTHUR PHASE A LIHTC LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           522292 - Real Estate  New York       NY       UNITED STATES
                 PARTNERSHIP                                   Credit

3707  6                Exeter Finance Corp.                    42         N/A

3708  7                  EXETER FUNDING LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3709  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES    100        N/A
                       ADVISORS, INC.
3710  6                PRIVATE EQUITY SECONDARY                N/A        N/A        The direct holder is a
                         OPPORTUNITIES, L.P.                                         General Partner.
3711  5              PRIVATE EQUITY SECONDARY OPPORTUNITIES,   N/A        N/A        The direct holder is a
                       L.P.                                                          Limited Partner.
3712  5              TECHPROCESS SOLUTIONS LIMITED             35         N/A




3713  5              TP HOLD CO (MAURITIUS) LTD.               35         N/A

3714  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Advisors, Inc.
3715  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE,     N/A        N/A        The direct holder is a
                     L.P.                                                            General Partner.
3716  3          Goldman Sachs Vintage Fund IV Offshore        100        N/A
                   Holdings Advisors, Inc.
3717  4            GOLDMAN SACHS VINTAGE FUND IV OFFSHORE      N/A        N/A        The direct holder is a
                     HOLDINGS, L.P.                                                  General Partner.
3718  5              GSVF-IV OFFSHORE RAVEN MANAGER STAKE LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3719  3          MULTI-STRATEGY HOLDINGS OFFSHORE ADVISORS,    100        N/A
                   INC.
3720  4            MULTI-STRATEGY HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3721  3          RICHMOND ACQUISITION GP, LLC                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3722  4            Richmond Acquisition, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3723  3          VF III HOLDINGS OFFSHORE ADVISORS, INC.       100        N/A

3724  4            VF III HOLDINGS, L.P.                       N/A        N/A        The direct holder is a
                                                                                     General Partner.
3725  2        GSCP EXPRO ADVISORS OFFSHORE, INC.              100        N/A

3726  3          GSCP EXPRO INVESTORS OFFSHORE, L.P.           N/A        N/A        The direct holder is a
                                                                                     General Partner.
3727  2        GSCP KMI ADVISORS, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3728  3          GSCP KMI INVESTORS, L.P.                      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3729  4            Kinder Morgan Holdco LLC                    25         N/A

3730  2        GSCP KMI OFFSHORE ADVISORS, INC.                100        N/A

3731  3          GSCP KMI INVESTORS OFFSHORE, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3732  4            Kinder Morgan Holdco LLC                    25         N/A

3733  2        GSCP LATIN AMERICA LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3734  2        GSCP MEXICO, S.A. de C.V., SOFOM, E.N.R.        100        100


3735  2        GSCP V AIV, L.P.                                N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3736  2        GSCP V INSTITUTIONAL AIV, L.P.                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3737  2        GSCP VI ADVISORS, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3738  3          GS CAPITAL PARTNERS VI FUND, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3739  2        GSCS HOLDINGS I, LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3740  3          GSCS HOLDINGS II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3741  2        GSEM (DEL) INC.                                 100        N/A


3742  3          GOLDMAN SACHS INTERNATIONAL HOLDINGS LLC      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3743  3          GSEM (DEL) HOLDINGS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3744  3          GSEM (DEL) LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3745  4            GS EQUITY MARKETS, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3746  2        GSEM ADVISORS, L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3747  2        GSFS INVESTMENTS I CORP.                        100        N/A

3748  3          CASPIAN FINANCING LLC                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3749  4            ENTERTAINMENT ACQUISITION FINANCING LLC     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3750  3          ENERGY CENTER HOLDINGS, LLC                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3751  3          GS LEASING (KCSR 2005-1) LLC                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3752  3          GS LS LEASING LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3753  3          GS SOLAR POWER I, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3754  3          GS WIND HOLDINGS LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3755  3          GS WIND POWER II, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3756  3          GSFS INVESTMENTS III, LLC                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3757  3          GSFS INVESTMENTS IV, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3758  3          GSFS IV LLC                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3759  3          HILCO TRADING, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3760  3          RAFT RIVER I HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3761  3          VOLITO AVIATION SERVICES AB                   20         N/A



3762  2        GSGROUP NMTC INVESTOR LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3763  2        GSIP HOLDCO A LLC                               N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3764  3          GOLDMAN SACHS INVESTMENT PARTNERS             N/A        N/A        The direct holder is a
                   AGGREGATING FUND, L.P.                                            Limited Partner.
3765  3          GSIP HOLDCO B LLC                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3766  4            GOLDMAN SACHS INVESTMENT PARTNERS           N/A        N/A        The direct holder is a
                     AGGREGATING FUND, L.P.                                          Limited Partner.
3767  2        GSJC 30 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3768  2        GSJC 50 HUDSON URBAN RENEWAL L.L.C.             N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3769  2        GSJC LAND LLC                                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3770  3          PH PIER MANAGEMENT LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3771  2        GSJC MASTER LESSEE L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3772  2        GSPS STRATEGIES CORP.                           100        N/A


3773  3          GSPS (DEL) L.P.                               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3774  3          GSPS INVESTMENTS LIMITED                      100        N/A

3775  4            GOLDMAN SACHS BANK (EUROPE) PLC             100        N/A

3776  4            VESTRA WEALTH LLP                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3777  5              VESTRA CAPITAL LIMITED                    100        N/A

3778  5              VESTRA NOMINEES LIMITED                   100        N/A

3779  5              VESTRA SOLUTIONS LIMITED                  100        N/A

3780  5              VESTRA WEALTH (JERSEY) LIMITED            100        N/A

3781  5              VESTRA WEALTH LIMITED                     100        N/A

3782  2        GSSM HOLDING (U.K.)                             99         N/A

3783  2        GSSO (ASIA) OFFSHORE, LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3784  3          GS SPECIAL OPPORTUNITIES (ASIA) OFFSHORE      N/A        N/A        The direct holder is a
                   FUND, L.P.                                                        General Partner.
3785  2        GSSO (ASIA), LLC                                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3786  3          GS SPECIAL OPPORTUNITIES (ASIA) FUND, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3787  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3788  4            GSSOAF HOLDING COMPANY                      100        N/A

3789  2        GSTM LLC                                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3790  3          SLK LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3791  4            GOLDMAN SACHS EXECUTION & CLEARING, L.P.    N/A        N/A        The direct holder is a
                                                                                     General Partner.
3792  5              SPEAR, LEEDS & KELLOGG SPECIALISTS LLC    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3793  2        GSTP LLC                                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3794  2        GSUIG REAL ESTATE MEMBER LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3795  3          GSLM FUND MEMBER LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3796  3          WEST 116TH ST. LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3797  2        GSUIG, L.L.C.                                   N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3798  3          BUCK HOLDINGS L.P.                            100        12

3799  3          BUCK HOLDINGS, LLC                            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3800  2        Goldman Sachs Developing Markets Real Estate    N/A        N/A        The direct holder is a
                 Cooperatief U.A.                                                    Non-Managing Member.
3801  2        Goldman Sachs Mount Kellett Capital Partners    N/A        N/A        The direct holder is a
                 Employee Funds GP, L.L.C.                                           Non-Managing Member.
3802  3          GOLDMAN SACHS MOUNT KELLETT CAPITAL           N/A        N/A        The direct holder is a
                   PARTNERS PMD QP FUND, L.P.                                        General Partner.
3803  3          Goldman Sachs Mount Kellett Capital           100        N/A
                   Partners Offshore PMD QP Fund, Ltd.
3804  2        Goldman Sachs Private Equity Group Master       N/A        N/A        The direct holder is a
                 Fund VI, LLC                                                        Non-Managing Member.
3805  2        Goldman Sachs TDN Investors Offshore, L.P.      N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3806  2        HULL TRADING ASIA LIMITED                       100        N/A


3807  3          GOLDMAN SACHS LLC                             100        N/A

3808  4            GOLDMAN SACHS VENTURE LLC                   100        N/A


3809  5              GOLDMAN SACHS 2, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3810  5              GOLDMAN SACHS 3, L.P.                     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3811  2        Hyatt Hotels Corporation                        7          N/A


3812  2        J. ARON HOLDINGS, L.P.                          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3813  3          GOLDMAN SACHS TRADING AND CLEARING SERVICES   100        N/A
                   (NETHERLANDS) B.V.

3814  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3815  4            GAS ROYALTY HOLDING, LLC                    N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3816  4            GOLDMAN SACHS (DELAWARE) HOLDING            100        N/A
                     CORPORATION

3817  4            GOLDMAN SACHS TRADING AND CLEARING          100        N/A
                     SERVICES (NETHERLANDS) B.V.

3818  4            INDEPENDENCE POWER MARKETING, LLC           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3819  4            PROP-GS FUNDO DE INVESTIMENTO               100        N/A
                     MULTIMERCADO CREDITO
                     PRIVADO-INVESTIMENTO NO EXTERIOR
3820  5              HORIZON FUND                              100        N/A



3821  2        JLM PACIFIC EPOCH LLC                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3822  3          Beijing JL McGregor Consulting Company        N/A        N/A        The direct holder is a
                   Limited                                                           Managing Member.
3823  3          JL MCGREGOR ADVISORS LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3824  2        KALORAMA GP, L.L.C.                             N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3825  3          KALORAMA, L.P.                                N/A        N/A        The direct holder is a
                                                                                     General Partner.
3826  4            GS GLOBAL INFRASTRUCTURE PARTNERS I         N/A        N/A        The direct holder is a
                     COOPERATIEVE U.A.                                               Non-Managing Member.
3827  4            GSPX, L.P.                                  N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3828  2        LHI Goldman Sachs Real Estate Parallel Fund     N/A        N/A        The direct holder is a
                 GmbH & Co. KG                                                       Limited Partner.
3829  2        LIBERTY HARBOR DISTRESSED CREDIT AGGREGATOR     N/A        N/A        The direct holder is a
                 I, L.P.                                                             Limited Partner.
3830  2        LS UNIT TRUST 2009-I                            N/A        N/A        The direct holder is a
                                                                                     Trustee.
3831  2        LUSIGHT LIMITED                                 46         N/A


3832  3          Lusight Canada Inc.                           100        N/A


3833  2        MACARTHUR PHASE A LIHTC LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3834  2        MAIN STREET MORTGAGE COMPANY, LIMITED           N/A        N/A        The direct holder is a
                 PARTNERSHIP                                                         Limited Partner.

3835  2        MERBAU ADVISORS, LTD.                           525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               525910 - Open-End     George Town             CAYMAN ISLANDS
                                                               Investment Funds
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  531390 - Other        West Trenton   NJ       UNITED STATES
                                                               activities related to
                                                               real estate
3839  2        MLQ INVESTORS, L.P.                             525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3840  2        MLQ STRATOSPHERE, L.L.C.                        525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3841  3          W2007/ACEP HOLDINGS, LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3842  2        MLQ, L.L.C.                                     551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3843  2        MONEYGRAM INTERNATIONAL, INC.                   522320 - Financial    Minneapolis    MN       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3844  2        MSMC, INC.                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         522292 - Real Estate  New York       NY       UNITED STATES
                   PARTNERSHIP                                 Credit
3846  2        MTGLQ INVESTORS, L.P.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3847  2        NEXUS LLC                                       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
3848  3          TRADEWEB MARKETS LLC                          522320 - Financial    New York       NY       UNITED STATES
                                                               Transactions
                                                               Processing, Reserve,
                                                               and Clearinghouse
                                                               Activities
3849  4            HYDROGEN HOLDINGS CORPORATION               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3850  5              HILLIARD FARBER & CO., INC.               523120 - Securities   Jersey City    NJ       UNITED STATES
                                                               Brokerage
3851  4            TRADEWEB GLOBAL HOLDING LLC                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3852  5              TRADEWEB GLOBAL LLC                       551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3853  6                TRADEWEB LLC                            523120 - Securities   New York       NY       UNITED STATES
                                                               Brokerage
3854  6                TWEL HOLDING LLC                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3855  7                  TRADEWEB EUROPE LIMITED               523110 - Investment   London                  UNITED KINGDOM
                                                               Banking and                                   (OTHER)
                                                               Securities Dealing
3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3857  2        NORMANDY FUNDING CORP.                          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3858  2        Netologic, Inc. (Investars)                     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3859  2        OOO GOLDMAN SACHS BANK                          522110 - Commercial   Moscow                  RUSSIA
                                                               Banking
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   525990 - Other        Luxembourg              LUXEMBOURG
                 ADVISORS, LTD.                                Financial Vehicles
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     525990 - Other        Luxembourg              LUXEMBOURG
                   AIV, L.P.                                   Financial Vehicles
3862  2        PEARL STREET INSURANCE COMPANY, INC.            524126 - Direct       Burlington     VT       UNITED STATES
                                                               Property and Casualty
                                                               Insurance Carriers
3863  2        POSITION BILLBOARD LLC                          551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3864  2        PROVIDENCE PLACE LIHTC LLC                      525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3865  2        QUANTITATIVE SERVICES GROUP LLC                 561499 - All Other    Naperville     IL       UNITED STATES
                                                               Business Support
                                                               Services
3866  2        QW Holdings, LLC                                523910 -              New York       NY       UNITED STATES
                                                               Miscellaneous
                                                               Intermediation
3867  2        REGULATORY DATACORP, INC.                       561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3868  2        REP ELD GEN-PAR, L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3870  2        RHYS TRUST                                      523991 - Trust,       Saint Helier            JERSEY
                                                               Fiduciary, and
                                                               Custody Activities
3871  2        ROTHESAY LIFE, L.L.C.                           551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            524298 - All Other    London                  UNITED KINGDOM
                                                               Insurance Related                             (OTHER)
                                                               Activities
3873  2        RPWIRE LLC                                      551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3874  2        SBI JAPANNEXT CO., LTD.                         523120 - Securities   Tokyo                   JAPAN
                                                               Brokerage
3875  2        SCLQ, S. DE R.L. DE C.V.                        525990 - Other        Guadalajara             MEXICO
                                                               Financial Vehicles
3876  2        SITE 26 HOLDINGS INC.                           551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3877  3          GOLDMAN SACHS HEADQUARTERS LLC                531390 - Other        New York       NY       UNITED STATES
                                                               activities related to
                                                               real estate
3878  2        SOPAC LLC                                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3880  2        SPA UNIT TRUST 2009-I                           525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3881  2        SPA UNIT TRUST 2009-II                          525910 - Open-End     Dublin                  IRELAND
                                                               Investment Funds
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        522294 - Secondary    NEW YORK       NY       UNITED STATES
                                                               Market Financing
3883  3          FLATIRON HOLDINGS LTD.                        525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3884  4            FLATIRON RE LTD.                            525990 - Other        Hamilton                BERMUDA
                                                               Financial Vehicles
3885  3          Madison/Special Situations Value Fund II LLC  525990 - Other        Incline VillageNV       UNITED STATES
                                                               Financial Vehicles
3886  2        STONE STREET 1994 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3889  2        STONE STREET 1995 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3890  2        STONE STREET 1995, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3891  2        STONE STREET 1996 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3894  2        STONE STREET 1996, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3895  3          BRIDGE STREET FUND 1996, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3896  3          STONE STREET FUND 1996, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3897  2        STONE STREET 1997 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3900  2        STONE STREET 1997, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3901  2        STONE STREET 1998 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3904  2        STONE STREET 1998, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3905  2        STONE STREET 1999 REALTY, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3908  2        STONE STREET 1999, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3909  3          BRIDGE STREET FUND 1999, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3910  3          STONE STREET FUND 1999, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3911  3          STONE STREET FUND 2000, L.P.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3912  2        STONE STREET 2000, L.L.C.                       525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3913  3          BRIDGE STREET FUND 2000, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3914  2        STONE STREET ASIA, L.L.C.                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3915  3          BRIDGE STREET ASIA FUND, L.P.                 525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3916  3          STONE STREET ASIA FUND, L.P.                  525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3917  4            AQUAMARINE (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3918  4            GSSOAF HOLDING COMPANY                      525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3919  2        STONE STREET FUND 1996, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3920  2        STONE STREET FUND 1999, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3921  2        STONE STREET FUND 2000, L.P.                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3927  2        STONE STREET REALTY 2000, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          551112 - Offices of   Amsterdam               NETHERLANDS
                                                               Other Holding
                                                               Companies
3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      551112 - Offices of   London                  UNITED KINGDOM
                   LIMITED                                     Other Holding                                 (OTHER)
                                                               Companies
3935  2        THE GOLDMAN SACHS FOUNDATION                    813219 - Other        New York       NY       UNITED STATES
                                                               Grantmaking and
                                                               Giving Services
3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       523991 - Trust,       Wilmington     DE       UNITED STATES
                 ASSOCIATION                                   Fiduciary, and
                                                               Custody Activities
3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       525910 - Open-End     Wilmington     DE       UNITED STATES
                   MARKET DEBT IMPLEMENTATION VEHICLE          Investment Funds
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       525910 - Open-End     Wilmington     DE       UNITED STATES
                   LARGE CAP FUND                              Investment Funds
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     525910 - Open-End     Wilmington     DE       UNITED STATES
                   IMPLEMENTATION VEHICLE                      Investment Funds
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION FIXED INCOME FUND                  Investment Funds
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           525910 - Open-End     Wilmington     DE       UNITED STATES
                   DURATION PLUS FIXED INCOME FUND             Investment Funds
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        525910 - Open-End     Wilmington     DE       UNITED STATES
                   GROWTH FUND                                 Investment Funds
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      525910 - Open-End     Wilmington     DE       UNITED STATES
                   VALUE FUND                                  Investment Funds
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     525910 - Open-End     Wilmington     DE       UNITED STATES
                   INTERNATIONAL EQUITY FUND                   Investment Funds
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      525910 - Open-End     Wilmington     DE       UNITED STATES
                   FIXED INCOME FUND                           Investment Funds
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   525920 - Trusts,      Wilmington     DE       UNITED STATES
                                                               Estates, and Agency
                                                               Accounts
3948  4            GOLDMAN SACHS EMERGING MARKETS              525990 - Other        New York       NY       UNITED STATES
                     OPPORTUNITIES FUND ASSET TRUST            Financial Vehicles
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   525990 - Other        New York       NY       UNITED STATES
                     FUND ASSET TRUST                          Financial Vehicles
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     New York       NY       UNITED STATES
                     STRATEGIES ASSET TRUST                    Investment Funds
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            525910 - Open-End     Wilmington     DE       UNITED STATES
                     STRATEGIES II ASSET TRUST                 Investment Funds
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      523999 -              Halifax        NS       CANADA
                                                               Miscellaneous
                                                               Financial Investment
                                                               Activities
3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3955  3          GOLDMAN, SACHS & CO.                          523110 - Investment   New York       NY       UNITED STATES
                                                               Banking and
                                                               Securities Dealing
3956  3          GS FINANCIAL SERVICES L.P. (DEL)              551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3957  2        THE HULL GROUP, L.L.C.                          551112 - Offices of   Chicago        IL       UNITED STATES
                                                               Other Holding
                                                               Companies
3958  2        THE J. ARON CORPORATION                         551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3959  3          J. ARON & COMPANY                             523130 - Commodity    New York       NY       UNITED STATES
                                                               Contracts Dealing
3960  3          J. ARON HOLDINGS, L.P.                        551112 - Offices of   New York       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3961  2        THEMARKETS.COM  LLC                             561499 - All Other    New York       NY       UNITED STATES
                                                               Business Support
                                                               Services
3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             525990 - Other        Sant Rosa      CA       UNITED STATES
                                                               Financial Vehicles

3835  2        MERBAU ADVISORS, LTD.                           100        N/A

3836  3          MERBAU INVESTORS OFFSHORE HOLDINGS, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3837  3          MERBAU INVESTORS OFFSHORE, L.P.               N/A        N/A        The direct holder is a
                                                                                     General Partner.
3838  2        MLK DRIVE URBAN RENEWAL L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3839  2        MLQ INVESTORS, L.P.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3840  2        MLQ STRATOSPHERE, L.L.C.                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3841  3          W2007/ACEP HOLDINGS, LLC                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3842  2        MLQ, L.L.C.                                     N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3843  2        MONEYGRAM INTERNATIONAL, INC.                   100        N/A




3844  2        MSMC, INC.                                      100        N/A


3845  3          MAIN STREET MORTGAGE COMPANY, LIMITED         N/A        N/A        The direct holder is a
                   PARTNERSHIP                                                       General Partner.
3846  2        MTGLQ INVESTORS, L.P.                           N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3847  2        NEXUS LLC                                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3848  3          TRADEWEB MARKETS LLC                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3849  4            HYDROGEN HOLDINGS CORPORATION               100        N/A


3850  5              HILLIARD FARBER & CO., INC.               100        N/A

3851  4            TRADEWEB GLOBAL HOLDING LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3852  5              TRADEWEB GLOBAL LLC                       N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3853  6                TRADEWEB LLC                            N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3854  6                TWEL HOLDING LLC                        N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3855  7                  TRADEWEB EUROPE LIMITED               100        N/A


3856  4            TRADEWEB MARKETS INTERNATIONAL LLC          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3857  2        NORMANDY FUNDING CORP.                          100        N/A

3858  2        Netologic, Inc. (Investars)                     26         N/A

3859  2        OOO GOLDMAN SACHS BANK                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3860  2        OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST AIV   100        N/A
                 ADVISORS, LTD.
3861  3          OPPORTUNITY PARTNERS OFFSHORE-B CO-INVEST     N/A        N/A        The direct holder is a
                   AIV, L.P.                                                         General Partner.
3862  2        PEARL STREET INSURANCE COMPANY, INC.            100        N/A


3863  2        POSITION BILLBOARD LLC                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3864  2        PROVIDENCE PLACE LIHTC LLC                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3865  2        QUANTITATIVE SERVICES GROUP LLC                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3866  2        QW Holdings, LLC                                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3867  2        REGULATORY DATACORP, INC.                       59         N/A


3868  2        REP ELD GEN-PAR, L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3869  2        REP SVY REALTY HOLDINGS, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3870  2        RHYS TRUST                                      N/A        N/A        The direct holder is a
                                                                                     Trustee.

3871  2        ROTHESAY LIFE, L.L.C.                           100        N/A


3872  2        ROTHESAY PENSIONS MANAGEMENT LIMITED            100        N/A


3873  2        RPWIRE LLC                                      N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3874  2        SBI JAPANNEXT CO., LTD.                         35         N/A

3875  2        SCLQ, S. DE R.L. DE C.V.                        100        N/A

3876  2        SITE 26 HOLDINGS INC.                           100        N/A


3877  3          GOLDMAN SACHS HEADQUARTERS LLC                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3878  2        SOPAC LLC                                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3879  2        SOUTHERN PACIFIC FUNDING CORPORATION            100        N/A

3880  2        SPA UNIT TRUST 2009-I                           N/A        N/A        The direct holder is a
                                                                                     Trustee.
3881  2        SPA UNIT TRUST 2009-II                          N/A        N/A        The direct holder is a
                                                                                     Trustee.
3882  2        SPECIAL SITUATIONS INVESTING GROUP, INC.        100        N/A

3883  3          FLATIRON HOLDINGS LTD.                        36         N/A

3884  4            FLATIRON RE LTD.                            100        N/A

3885  3          Madison/Special Situations Value Fund II LLC  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3886  2        STONE STREET 1994 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3887  3          BRIDGE STREET REAL ESTATE FUND 1994, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3888  3          STONE STREET REAL ESTATE FUND 1994, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3889  2        STONE STREET 1995 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3890  2        STONE STREET 1995, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3891  2        STONE STREET 1996 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3892  3          BRIDGE STREET REAL ESTATE FUND 1996, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3893  3          STONE STREET REAL ESTATE FUND 1996, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3894  2        STONE STREET 1996, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3895  3          BRIDGE STREET FUND 1996, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3896  3          STONE STREET FUND 1996, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3897  2        STONE STREET 1997 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3898  3          BRIDGE STREET REAL ESTATE FUND 1997, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3899  3          STONE STREET REAL ESTATE FUND 1997, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3900  2        STONE STREET 1997, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3901  2        STONE STREET 1998 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3902  3          BRIDGE STREET REAL ESTATE FUND 1998, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3903  3          STONE STREET REAL ESTATE FUND 1998, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3904  2        STONE STREET 1998, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3905  2        STONE STREET 1999 REALTY, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3906  3          BRIDGE STREET REAL ESTATE FUND 1999, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3907  3          STONE STREET REAL ESTATE FUND 1999, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3908  2        STONE STREET 1999, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3909  3          BRIDGE STREET FUND 1999, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3910  3          STONE STREET FUND 1999, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3911  3          STONE STREET FUND 2000, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3912  2        STONE STREET 2000, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3913  3          BRIDGE STREET FUND 2000, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3914  2        STONE STREET ASIA, L.L.C.                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3915  3          BRIDGE STREET ASIA FUND, L.P.                 N/A        N/A        The direct holder is a
                                                                                     General Partner.
3916  3          STONE STREET ASIA FUND, L.P.                  N/A        N/A        The direct holder is a
                                                                                     General Partner.
3917  4            AQUAMARINE (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3918  4            GSSOAF HOLDING COMPANY                      100        N/A

3919  2        STONE STREET FUND 1996, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3920  2        STONE STREET FUND 1999, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3921  2        STONE STREET FUND 2000, L.P.                    N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3922  2        STONE STREET PEP TECHNOLOGY 2000, L.L.C.        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3923  2        STONE STREET REAL ESTATE FUND 1996, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3924  2        STONE STREET REAL ESTATE FUND 1998, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3925  2        STONE STREET REAL ESTATE FUND 1999, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3926  2        STONE STREET REAL ESTATE FUND 2000, L.P.        N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3927  2        STONE STREET REALTY 2000, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3928  3          BRIDGE STREET REAL ESTATE FUND 2000, L.P.     N/A        N/A        The direct holder is a
                                                                                     General Partner.
3929  3          STONE STREET REAL ESTATE FUND 2000, L.P.      N/A        N/A        The direct holder is a
                                                                                     General Partner.
3930  2        STRATEGIC MORTGAGE HOLDINGS, INC.               100        N/A


3931  3          STRATEGIC MORTGAGE HOLDINGS, L.P.             N/A        N/A        The direct holder is a
                                                                                     General Partner.

3932  2        STRATEGIC MORTGAGE HOLDINGS, L.P.               N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3933  2        THE EUROPEAN POWER SOURCE COMPANY B.V.          100        N/A


3934  3          THE EUROPEAN POWER SOURCE COMPANY (U.K.)      100        N/A
                   LIMITED

3935  2        THE GOLDMAN SACHS FOUNDATION                    100        N/A


3936  2        THE GOLDMAN SACHS TRUST COMPANY, NATIONAL       100        N/A
                 ASSOCIATION

3937  3          GOLDMAN SACHS COLLECTIVE TRUST CONCENTRATED   N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3938  3          GOLDMAN SACHS COLLECTIVE TRUST EMERGING       N/A        N/A        The direct holder is a
                   MARKET DEBT IMPLEMENTATION VEHICLE                                Trustee.
3939  3          GOLDMAN SACHS COLLECTIVE TRUST ENHANCED       N/A        N/A        The direct holder is a
                   LARGE CAP FUND                                                    Trustee.
3940  3          GOLDMAN SACHS COLLECTIVE TRUST HIGH YIELD     N/A        N/A        The direct holder is a
                   IMPLEMENTATION VEHICLE                                            Trustee.
3941  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION FIXED INCOME FUND                                        Trustee.
3942  3          GOLDMAN SACHS COLLECTIVE TRUST LONG           N/A        N/A        The direct holder is a
                   DURATION PLUS FIXED INCOME FUND                                   Trustee.
3943  3          GOLDMAN SACHS COLLECTIVE TRUST MID CAP        N/A        N/A        The direct holder is a
                   GROWTH FUND                                                       Trustee.
3944  3          GOLDMAN SACHS COLLECTIVE TRUST STRATEGIC      N/A        N/A        The direct holder is a
                   VALUE FUND                                                        Trustee.
3945  3          GOLDMAN SACHS COLLECTIVE TRUST STRUCTURED     N/A        N/A        The direct holder is a
                   INTERNATIONAL EQUITY FUND                                         Trustee.
3946  3          GOLDMAN SACHS COLLECTIVE TRUST-CORE PLUS      N/A        N/A        The direct holder is a
                   FIXED INCOME FUND                                                 Trustee.
3947  3          THE GOLDMAN SACHS TRUST COMPANY OF DELAWARE   100        N/A


3948  4            GOLDMAN SACHS EMERGING MARKETS              N/A        N/A        The direct holder is a
                     OPPORTUNITIES FUND ASSET TRUST                                  Trustee.
3949  4            GOLDMAN SACHS GLOBAL EQUITY OPPORTUNITIES   N/A        N/A        The direct holder is a
                     FUND ASSET TRUST                                                Trustee.
3950  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES ASSET TRUST                                          Trustee.
3951  4            GOLDMAN SACHS GLOBAL FUNDAMENTAL            N/A        N/A        The direct holder is a
                     STRATEGIES II ASSET TRUST                                       Trustee.
3952  2        THE GOLDMAN, SACHS & CO. L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3953  3          GOLDMAN SACHS CANADA CREDIT PARTNERS CO.      100        N/A



3954  3          GOLDMAN SACHS GLOBAL HOLDINGS L.L.C.          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3955  3          GOLDMAN, SACHS & CO.                          N/A        N/A        The direct holder is a
                                                                                     General Partner.

3956  3          GS FINANCIAL SERVICES L.P. (DEL)              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

3957  2        THE HULL GROUP, L.L.C.                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.

3958  2        THE J. ARON CORPORATION                         100        N/A


3959  3          J. ARON & COMPANY                             N/A        N/A        The direct holder is a
                                                                                     General Partner.
3960  3          J. ARON HOLDINGS, L.P.                        N/A        N/A        The direct holder is a
                                                                                     General Partner.

3961  2        THEMARKETS.COM  LLC                             N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3962  2        TRIM TABS INVESTMENT RESEARCH, INC.             100        N/A

3963  2        US REAL ESTATE ADVISORS, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               551112 - Offices of   NEW YORK       NY       UNITED STATES
                                                               Other Holding
                                                               Companies
3967  3          VANTAGE MARKETPLACE LLC                       541611 -              NEW YORK       NY       UNITED STATES
                                                               Administrative
                                                               Management and
                                                               General Management
                                                               Consulting Services
3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3969  3          Johannesburg Limited                          525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3970  3          OLBIA LIMITED                                 525990 - Other        Dublin                  IRELAND
                                                               Financial Vehicles
3971  2        WARBURTON RIVERVIEW LIHTC LLC                   525990 - Other        Dover          DE       UNITED STATES
                                                               Financial Vehicles
3972  2        WEST STREET FUND I, L.L.C.                      525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3973  2        WH ADVISORS, L.L.C. 2001                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2001                            Financial Vehicles
3975  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3978  5              W2001 ARES REALTY II, L.L.C.              525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3979  5              W2001 ARES REALTY, L.L.C.                 525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3980  6                ARES FINANCE S.r.l.                     525990 - Other        Milan                   ITALY (OTHER)
                                                               Financial Vehicles
3981  5              W2001/ARES B.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3982  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
3983  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
3984  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3985  5              GSW IMMOBILIEN AG                         531390 - Other        Berlin                  GERMANY
                                                               activities related to
                                                               real estate
3986  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3987  5              W2001 CAPITOL B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
3988  2        WH ADVISORS, L.L.C. 2005                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2005                            Financial Vehicles
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
3996  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    525990 - Other        Nassau                  BAHAMAS, THE
                                                               Financial Vehicles
3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    525990 - Other        New York       NY       UNITED STATES
                       2005, L.P.                              Financial Vehicles
4006  2        WH ADVISORS, L.L.C. 2007                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP 2007                            Financial Vehicles
4008  2        WH ADVISORS, L.L.C. IX                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP IX                              Financial Vehicles
4010  2        WH ADVISORS, L.L.C. V                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP V                               Financial Vehicles
4012  2        WH ADVISORS, L.L.C. VI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VI                              Financial Vehicles
4014  2        WH ADVISORS, L.L.C. VII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VII                             Financial Vehicles
4016  2        WH ADVISORS, L.L.C. VIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP VIII                            Financial Vehicles
4018  2        WH ADVISORS, L.L.C. X                           525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP X                               Financial Vehicles
4020  2        WH ADVISORS, L.L.C. XI                          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XI                              Financial Vehicles
4022  2        WH ADVISORS, L.L.C. XII                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4023  2        WH ADVISORS, L.L.C. XIII                        525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XII                             Financial Vehicles
4025  4            A/C GP (NON-POOLING), L.L.C.                551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4028  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       525990 - Other        New York       NY       UNITED STATES
                 L.L.C. 2008                                   Financial Vehicles
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008     Financial Vehicles
4031  4            W2007 BEAR L.L.C.                           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4033  4            W2008 OUKA (DELAWARE) L.L.C.                525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4037  4            Whitehall European RE 9A S.a r.l.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4042  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2005                    Financial Vehicles
4045  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2001                    Financial Vehicles
4054  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4055  4            HIHARAKO (CAYMAN) L.L.C.                    525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4058  4            W2001 GEN PAR EUR 3 B.V.                    525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4059  5              W2001 PARC C.V.                           525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4060  6                W2001 LOFT B.V.                         525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4061  5              W2001 WEBSTER CV                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4062  6                W2001 CAPITOL B.V.                      525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4063  4            W2001 PARC C.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4064  4            W2001 TWO C.V.                              525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4065  5              QMH LIMITED                               525990 - Other        Essex                   UNITED KINGDOM
                                                               Financial Vehicles                            (OTHER)
4066  4            W2001 WEBSTER CV                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4067  4            W2001/SIXTY-ONE B.V.                        525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4068  5              W2001 TWO C.V.                            525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2007                    Financial Vehicles
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        531390 - Other        New York       NY       UNITED STATES
                     PARTNERS, L.P.                            activities related to
                                                               real estate
4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 531390 - Other        George Town             CAYMAN ISLANDS
                                                               activities related to
                                                               real estate
4073  4            W2007 230 PARK, LLC                         525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4074  4            W2007 MVP HOTELS, LLC                       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4075  4            W2007 PARALLEL AMELIA SARL                  525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4078  4            W2007 PARALLEL BEAR S.A.R.L.                525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4079  5              W2007 BEAR L.L.C.                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4087  4            W2007 Parallel Selfridges S.a r.l.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4089  4            W2007 Parallel Vernal S.a r.l.              525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles

3963  2        US REAL ESTATE ADVISORS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3964  3          US REAL ESTATE OPPORTUNITIES I, L.P.          N/A        N/A        The direct holder is a
                                                                                     General Partner.
3965  2        US REAL ESTATE OPPORTUNITIES I, L.P.            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3966  2        VANTAGE MARKETPLACE HOLDINGS, LLC               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.

3967  3          VANTAGE MARKETPLACE LLC                       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.



3968  2        VGS AIRCRAFT HOLDING LIMITED (IRELAND)          50         N/A

3969  3          Johannesburg Limited                          100        N/A

3970  3          OLBIA LIMITED                                 100        N/A

3971  2        WARBURTON RIVERVIEW LIHTC LLC                   N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3972  2        WEST STREET FUND I, L.L.C.                      N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3973  2        WH ADVISORS, L.L.C. 2001                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3974  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2001                                                  General Partner.
3975  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
3976  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
3977  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3978  5              W2001 ARES REALTY II, L.L.C.              N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3979  5              W2001 ARES REALTY, L.L.C.                 N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3980  6                ARES FINANCE S.r.l.                     100        N/A

3981  5              W2001/ARES B.V.                           100        N/A

3982  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
3983  5              QMH LIMITED                               90         N/A

3984  4            W2001 CAPITOL B.V.                          100        N/A

3985  5              GSW IMMOBILIEN AG                         50         N/A


3986  4            W2001 LOFT B.V.                             99         N/A

3987  5              W2001 CAPITOL B.V.                        100        N/A

3988  2        WH ADVISORS, L.L.C. 2005                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3989  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2005                                                  General Partner.
3990  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
3991  4            AWH GLOBAL GEN-PAR, L.L.C.                  N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3992  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
3993  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
3994  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    General Partner.
3995  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
3996  4            W2005 KZL                                   100        N/A

3997  5              KERZNER INTERNATIONAL HOLDINGS LIMITED    21         N/A

3998  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

3999  5              W2005/FARGO HOTEL HOLDINGS II, L.P.       N/A        N/A        The direct holder is a
                                                                                     General Partner.

4000  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4001  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4002  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4003  4            WHITEHALL SPECIAL GEN-PAR 2005, LLC         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4004  5              CARIBBEAN FUND GEN-PAR 2005, LLC          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4005  5              CARIBBEAN REAL ESTATE OPPORTUNITY FUND    N/A        N/A        The direct holder is a
                       2005, L.P.                                                    Limited Partner.
4006  2        WH ADVISORS, L.L.C. 2007                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4007  3          WHITEHALL STREET GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                   PARTNERSHIP 2007                                                  General Partner.
4008  2        WH ADVISORS, L.L.C. IX                          N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4009  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP IX                                                    General Partner.
4010  2        WH ADVISORS, L.L.C. V                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4011  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP V                                                     General Partner.
4012  2        WH ADVISORS, L.L.C. VI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4013  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VI                                                    General Partner.
4014  2        WH ADVISORS, L.L.C. VII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4015  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VII                                                   General Partner.
4016  2        WH ADVISORS, L.L.C. VIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4017  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP VIII                                                  General Partner.
4018  2        WH ADVISORS, L.L.C. X                           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4019  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP X                                                     General Partner.
4020  2        WH ADVISORS, L.L.C. XI                          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4021  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XI                                                    General Partner.
4022  2        WH ADVISORS, L.L.C. XII                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4023  2        WH ADVISORS, L.L.C. XIII                        N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4024  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XII                                                   General Partner.
4025  4            A/C GP (NON-POOLING), L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.

4026  4            ARCHON CAPITAL (NON-POOLING), L.P.          N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4027  3          WHITEHALL STREET REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4028  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4029  2        WH INTERNATIONAL (LUX INVESTOR) ADVISORS,       N/A        N/A        The direct holder is a
                 L.L.C. 2008                                                         Non-Managing Member.
4030  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   (LUX INVESTOR) LIMITED PARTNERSHIP 2008                           General Partner.
4031  4            W2007 BEAR L.L.C.                           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4032  4            W2008 JUPITER INVESTMENT CAYMAN LTD.        100        N/A

4033  4            W2008 OUKA (DELAWARE) L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4034  4            W2008 RAINBOW 1 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4035  4            W2008 RAINBOW 2 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4036  4            W2008 RAINBOW 3 (DELAWARE) L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4037  4            Whitehall European RE 9A S.a r.l.           100        N/A

4038  2        WH INTERNATIONAL ADVISORS, L.L.C. 2001          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4039  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4040  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4041  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4042  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4043  2        WH INTERNATIONAL ADVISORS, L.L.C. 2005          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4044  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2005                                          General Partner.
4045  4            W2005 KZL                                   100        N/A

4046  4            WHITEHALL EUROPEAN RE 1 S.A.R.L.            100        N/A

4047  4            WHITEHALL EUROPEAN RE 2 S.A.R.L.            100        N/A

4048  4            WHITEHALL EUROPEAN RE 4 S.A R.L.            100        N/A

4049  4            WHITEHALL EUROPEAN RE 5 S.A R.L.            99         N/A

4050  2        WH INTERNATIONAL ADVISORS, L.L.C. 2008          N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4051  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          General Partner.
4052  2        WH PARALLEL ADVISORS, L.L.C. 2001               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4053  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2001                                          General Partner.
4054  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4055  4            HIHARAKO (CAYMAN) L.L.C.                    100        N/A

4056  5              MERCER INVESTMENTS IV PRIVATE LTD.        100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4057  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4058  4            W2001 GEN PAR EUR 3 B.V.                    100        N/A

4059  5              W2001 PARC C.V.                           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4060  6                W2001 LOFT B.V.                         99         N/A

4061  5              W2001 WEBSTER CV                          N/A        N/A        The direct holder is a
                                                                                     General Partner.
4062  6                W2001 CAPITOL B.V.                      100        N/A

4063  4            W2001 PARC C.V.                             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4064  4            W2001 TWO C.V.                              N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4065  5              QMH LIMITED                               90         N/A

4066  4            W2001 WEBSTER CV                            N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4067  4            W2001/SIXTY-ONE B.V.                        100        N/A

4068  5              W2001 TWO C.V.                            N/A        N/A        The direct holder is a
                                                                                     General Partner.
4069  2        WH PARALLEL ADVISORS, L.L.C. 2007               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4070  3          WHITEHALL PARALLEL GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2007                                          General Partner.
4071  4            BLACKSTONE HLT PRINCIPAL TRANSACTION        N/A        32
                     PARTNERS, L.P.

4072  4            HIHARAKO 2007 (CAYMAN) LTD.                 100        N/A


4073  4            W2007 230 PARK, LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4074  4            W2007 MVP HOTELS, LLC                       94         N/A

4075  4            W2007 PARALLEL AMELIA SARL                  100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4076  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          84         N/A        This holding represents
                                                                                     ownership in Class A shares.
4077  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         84         N/A

4078  4            W2007 PARALLEL BEAR S.A.R.L.                100        N/A

4079  5              W2007 BEAR L.L.C.                         N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4080  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4081  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         18         N/A        This holding represents
                                                                                     ownership in Class B shares.
4082  4            W2007 PARALLEL LANCASTER S.A R.L.           100        N/A

4083  5              WHITEHALL EUROPEAN RE 7 S.A R.L.          22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4084  5              WHITEHALL EUROPEAN RE 8 S. A R.L.         22         N/A        This holding represents
                                                                                     ownership in Class C shares.
4085  4            W2007 PARALLEL LINDENCORSO S.A.R.L.         100        N/A

4086  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class F shares.
4087  4            W2007 Parallel Selfridges S.a r.l.          100        N/A

4088  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class B shares.
4089  4            W2007 Parallel Vernal S.a r.l.              100        N/A

4090  5              WHITEHALL EUROPEAN RE 6 S.A R.L.          70         N/A        This holding represents
                                                                                     ownership in Class E shares.

4091  4            W2007/ACEP HOLDINGS, LLC                    525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        525990 - Other        New York       NY       UNITED STATES
                   PARTNERSHIP XIII                            Financial Vehicles
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            551112 - Offices of   George Town             CAYMAN ISLANDS
                                                               Other Holding
                                                               Companies
4096  4            WH MEZZCO GP, L.L.C. II                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4097  5              ARCHON CAPITAL HOLDING, L.P. II           522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4098  4            WH13/TWENTY-FOUR B.V.                       525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4104  4            ARCHON CAPITAL HOLDING, L.P. II             522292 - Real Estate  Irving         TX       UNITED STATES
                                                               Credit
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4107  4            W2001 BRITANNIA LLC                         525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4108  4            W2001 CAPITOL B.V.                          525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4109  4            W2001 LOFT B.V.                             525990 - Other        Amsterdam               NETHERLANDS
                                                               Financial Vehicles
4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2001                  Financial Vehicles
4112  4            WHITEHALL STREET INTERNATIONAL REAL         525990 - Other        New York       NY       UNITED STATES
                     ESTATE LIMITED PARTNERSHIP 2001           Financial Vehicles
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2001, L.P.                                Financial Vehicles
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001 (CORPORATE), L.P.                 Financial Vehicles
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2001 (DELAWARE), L.P.              Financial Vehicles
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      525990 - Other        Federal                 MALAYSIA (OTHER)
                                                               Financial Vehicles    Territory of
                                                                                     Labuan
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4120  6                W2001 BRITANNIA LLC                     525990 - Other        Wilmington     DE       UNITED STATES
                                                               Financial Vehicles
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2001 (DELAWARE), L.P.                  Financial Vehicles
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2001, L.P.                             Financial Vehicles
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001 (CORPORATE), L.P.                      Financial Vehicles
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2001, L.P.                                  Financial Vehicles
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2001, L.P.                           Financial Vehicles
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                     L.P.                                      Financial Vehicles
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   525990 - Other        New York       NY       UNITED STATES
                       L.P.                                    Financial Vehicles
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4134  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      551112 - Offices of   Wilmington     DE       UNITED STATES
                     L.L.C.                                    Other Holding
                                                               Companies
4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         551112 - Offices of   Wilmington     DE       UNITED STATES
                                                               Other Holding
                                                               Companies
4137  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      525990 - Other        New York       NY       UNITED STATES
                   L.P.                                        Financial Vehicles
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       525990 - Other        New York       NY       UNITED STATES
                     2005, L.P.                                Financial Vehicles
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     LIMITED PARTNERSHIP 2005                  Financial Vehicles
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        New York       NY       UNITED STATES
                   FUND 2005 (DELAWARE), L.P.                  Financial Vehicles
4145  4            W2005 KZL                                   525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4147  4            Whitehall European RE 3 S.a r.l.            525990 - Other        Luxembourg              LUXEMBOURG
                                                               Financial Vehicles
4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005 CORP.                             Financial Vehicles
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     525990 - Other        George Town             CAYMAN ISLANDS
                     FUND 2005, L.P.                           Financial Vehicles
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        New York       NY       UNITED STATES
                       FUND 2005 (DELAWARE), L.P.              Financial Vehicles
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2005, L.P.                             Financial Vehicles
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP.                                  Financial Vehicles
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     525990 - Other        George Town             CAYMAN ISLANDS
                     2005, L.P.                                Financial Vehicles
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4155  5              WHITEHALL STREET INTERNATIONAL REAL       525990 - Other        New York       NY       UNITED STATES
                       ESTATE LIMITED PARTNERSHIP 2005         Financial Vehicles
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005 CORP., L.P.                            Financial Vehicles
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   525990 - Other        Luxembourg              LUXEMBOURG
                     2005, S.a.r.l.                            Financial Vehicles
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      525990 - Other        George Town             CAYMAN ISLANDS
                       FUND 2005, L.P.                         Financial Vehicles
4160  6                WHITEHALL STREET INTERNATIONAL          525990 - Other        George Town             CAYMAN ISLANDS
                         EMPLOYEE FUND 2005, L.P.              Financial Vehicles
4161  6                WHITEHALL STREET INTERNATIONAL REAL     525990 - Other        New York       NY       UNITED STATES
                         ESTATE LIMITED PARTNERSHIP 2005       Financial Vehicles
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        George Town             CAYMAN ISLANDS
                   2005, L.P.                                  Financial Vehicles
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     525990 - Other        Luxembourg              LUXEMBOURG
                   2005, S.a.r.l.                              Financial Vehicles
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE FUND 2007, L.P.                    Financial Vehicles
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         525990 - Other        New York       NY       UNITED STATES
                     EMPLOYEE MASTER FUND 2007, L.P.           Financial Vehicles
4167  5              W2007 FINANCE SUB, LLC                    525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           525990 - Other        New York       NY       UNITED STATES
                   EMPLOYEE MASTER FUND 2007, L.P.             Financial Vehicles
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     525990 - Other        New York       NY       UNITED STATES
                     QP FUND 2007, L.P.                        Financial Vehicles
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       EMPLOYEE MASTER FUND 2007, L.P.         Financial Vehicles
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       525990 - Other        New York       NY       UNITED STATES
                       LIMITED PARTNERSHIP 2007                Financial Vehicles
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    525990 - Other        New York       NY       UNITED STATES
                   FUND 2007, L.P.                             Financial Vehicles
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        525990 - Other        New York       NY       UNITED STATES
                 L.L.C.                                        Financial Vehicles
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       525990 - Other        George Town             CAYMAN ISLANDS
                   MASTER FUND 2008, L.P.                      Financial Vehicles
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        525990 - Other        George Town             CAYMAN ISLANDS
                                                               Financial Vehicles
4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   525990 - Other        George Town             CAYMAN ISLANDS
                   2008, LTD.                                  Financial Vehicles
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        525990 - Other        George Town             CAYMAN ISLANDS
                   JAPAN FUND 2008, L.P.                       Financial Vehicles
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    525990 - Other        George Town             CAYMAN ISLANDS
                   2008, L.P.                                  Financial Vehicles
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                   FUND 2008, L.P.                             Financial Vehicles
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     525990 - Other        New York       NY       UNITED STATES
                 L.P.                                          Financial Vehicles
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    525990 - Other        New York       NY       UNITED STATES
                 MASTER FUND 2007, L.P.                        Financial Vehicles
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2001                              Financial Vehicles
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2005                              Financial Vehicles
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP 2007                              Financial Vehicles
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      525990 - Other        New York       NY       UNITED STATES
                 FUND 2007, L.P.                               Financial Vehicles
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   525990 - Other        New York       NY       UNITED STATES
                                                               Financial Vehicles
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005 CORP.                                    Financial Vehicles
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    531390 - Other        George Town             CAYMAN ISLANDS
                 OVERRIDE SUB 2008, LTD.                       activities related to
                                                               real estate
4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        New York       NY       UNITED STATES
                   LIMITED PARTNERSHIP 2008                    Financial Vehicles
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         525990 - Other        George Town             CAYMAN ISLANDS
                 MASTER FUND 2008, L.P.                        Financial Vehicles
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         525990 - Other        Luxembourg              LUXEMBOURG
                 OFFSHORE FUND 2008 SCA                        Financial Vehicles
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   525990 - Other        George Town             CAYMAN ISLANDS
                 L.P.                                          Financial Vehicles
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, L.P.                                    Financial Vehicles
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008       Financial Vehicles
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2001                              Financial Vehicles
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2005                              Financial Vehicles
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        George Town             CAYMAN ISLANDS
                 CORPORATION 2008                              Financial Vehicles
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2001                      Financial Vehicles
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2005                      Financial Vehicles
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        New York       NY       UNITED STATES
                 LIMITED PARTNERSHIP 2008                      Financial Vehicles
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 S.A.R.L. 2008                                 Financial Vehicles
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       525990 - Other        Luxembourg              LUXEMBOURG
                   OFFSHORE FUND 2008 SCA                      Financial Vehicles

4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    525990 - Other        Luxembourg              LUXEMBOURG
                   SCA 2008                                    Financial Vehicles

4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      525990 - Other        Luxembourg              LUXEMBOURG
                 SCA 2008                                      Financial Vehicles

4091  4            W2007/ACEP HOLDINGS, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4092  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4093  2        WH PARALLEL ADVISORS, L.L.C. XIII               N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4094  3          WHITEHALL PARALLEL REAL ESTATE LIMITED        N/A        N/A        The direct holder is a
                   PARTNERSHIP XIII                                                  General Partner.
4095  4            MDL SEVEN HOLDINGS (CAYMAN) INC.            100        N/A


4096  4            WH MEZZCO GP, L.L.C. II                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4097  5              ARCHON CAPITAL HOLDING, L.P. II           N/A        N/A        The direct holder is a
                                                                                     General Partner.
4098  4            WH13/TWENTY-FOUR B.V.                       100        N/A

4099  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4100  2        WHITEHALL PARALLEL GLOBAL REAL ESTATE LIMITED   N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4101  2        WHITEHALL PARALLEL REAL ESTATE LIMITED          N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.
4102  2        WHITEHALL STREET EMPLOYEE FUNDS 2001 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4103  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4104  4            ARCHON CAPITAL HOLDING, L.P. II             N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4105  4            MERCER INVESTMENTS IV PRIVATE LTD.          100        N/A        This holding represents
                                                                                     ownership in Ordinary
                                                                                     shares.
4106  4            W2001 ARES REALTY HOLDING, L.L.C.           N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4107  4            W2001 BRITANNIA LLC                         N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4108  4            W2001 CAPITOL B.V.                          100        N/A

4109  4            W2001 LOFT B.V.                             99         N/A

4110  4            WHITEHALL PARALLEL GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4111  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2001                                        Limited Partner.
4112  4            WHITEHALL STREET INTERNATIONAL REAL         N/A        N/A        The direct holder is a
                     ESTATE LIMITED PARTNERSHIP 2001                                 Limited Partner.
4113  3          WHITEHALL STREET GLOBAL REPIA FUND 2001,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4114  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2001, L.P.                                                      Limited Partner.
4115  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (CORPORATE), L.P.                                       General Partner.
4116  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4117  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2001 (DELAWARE), L.P.                                    Limited Partner.
4118  6                MERCER INVESTMENTS IV PRIVATE LTD.      100        N/A        This holding represents
                                                                                     ownership in Preferred
                                                                                     shares.
4119  6                W2001 ARES REALTY HOLDING, L.L.C.       N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4120  6                W2001 BRITANNIA LLC                     N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4121  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001 (DELAWARE), L.P.                                        General Partner.
4122  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2001, L.P.                                                   General Partner.
4123  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001 (CORPORATE), L.P.                                            General Partner.
4124  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4125  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2001, L.P.                                                        General Partner.
4126  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2001, L.P.                                                 Limited Partner.
4127  2        WHITEHALL STREET EMPLOYEE FUNDS 2005 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Managing Member.
4128  3          WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,   N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4129  4            ARCHON CORE PLUS REAL ESTATE FUND 2005,     N/A        N/A        The direct holder is a
                     L.P.                                                            Limited Partner.
4130  4            AWH EMPLOYEE GEN-PAR, L.L.C.                N/A        N/A        The direct holder is a
                                                                                     Managing Member.
4131  5              ARCHON CORE PLUS REAL ESTATE FUND 2005,   N/A        N/A        The direct holder is a
                       L.P.                                                          General Partner.
4132  4            CARIBBEAN FUND GEN-PAR 2005, LLC            N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4133  4            CARIBBEAN REAL ESTATE OPPORTUNITY FUND      N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4134  4            W2005 KZL                                   100        N/A

4135  4            W2005/FARGO HOTEL HOLDINGS II GEN-PAR,      N/A        N/A        The direct holder is a
                     L.L.C.                                                          Managing Member.

4136  4            W2005/FARGO HOTEL HOLDINGS II, L.P.         N/A        N/A        The direct holder is a
                                                                                     Limited Partner.

4137  4            Whitehall European RE 3 S.a r.l.            100        N/A

4138  3          WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     General Partner.
4139  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4140  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4141  3          WHITEHALL STREET GLOBAL REPIA FUND 2005,      N/A        N/A        The direct holder is a
                   L.P.                                                              General Partner.
4142  4            WHITEHALL STREET GLOBAL EMPLOYEE FUND       N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4143  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     LIMITED PARTNERSHIP 2005                                        Limited Partner.
4144  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005 (DELAWARE), L.P.                                        General Partner.
4145  4            W2005 KZL                                   100        N/A

4146  4            WHITEHALL EUROPEAN RE 6 S.A R.L.            100        N/A        This holding represents
                                                                                     ownership in Class A shares.
4147  4            Whitehall European RE 3 S.a r.l.            100        N/A

4148  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       2          N/A
                   FUND 2005 CORP.
4149  4            WHITEHALL STREET INTERNATIONAL EMPLOYEE     N/A        N/A        The direct holder is a
                     FUND 2005, L.P.                                                 Limited Partner.
4150  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005 (DELAWARE), L.P.                                    Limited Partner.
4151  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   FUND 2005, L.P.                                                   General Partner.
4152  3          WHITEHALL STREET INTERNATIONAL PCP FUND       1          N/A
                   2005 CORP.
4153  4            WHITEHALL STREET INTERNATIONAL PCP FUND     N/A        N/A        The direct holder is a
                     2005, L.P.                                                      Limited Partner.
4154  5              WHITEHALL STREET INTERNATIONAL EMPLOYEE   N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4155  5              WHITEHALL STREET INTERNATIONAL REAL       N/A        N/A        The direct holder is a
                       ESTATE LIMITED PARTNERSHIP 2005                               Limited Partner.
4156  3          WHITEHALL STREET INTERNATIONAL PCP FUND       N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4157  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005 CORP., L.P.                                                  General Partner.
4158  4            WHITEHALL STREET INTERNATIONAL REPIA FUND   63         N/A
                     2005, S.a.r.l.
4159  5              WHITEHALL STREET INTERNATIONAL REPIA      N/A        N/A        The direct holder is a
                       FUND 2005, L.P.                                               Limited Partner.
4160  6                WHITEHALL STREET INTERNATIONAL          N/A        N/A        The direct holder is a
                         EMPLOYEE FUND 2005, L.P.                                    Limited Partner.
4161  6                WHITEHALL STREET INTERNATIONAL REAL     N/A        N/A        The direct holder is a
                         ESTATE LIMITED PARTNERSHIP 2005                             Limited Partner.
4162  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     N/A        N/A        The direct holder is a
                   2005, L.P.                                                        General Partner.
4163  3          WHITEHALL STREET INTERNATIONAL REPIA FUND     63         N/A
                   2005, S.a.r.l.
4164  2        WHITEHALL STREET EMPLOYEE FUNDS 2007 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4165  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE FUND 2007, L.P.                                          General Partner.
4166  4            WHITEHALL STREET GLOBAL REAL ESTATE         N/A        N/A        The direct holder is a
                     EMPLOYEE MASTER FUND 2007, L.P.                                 Limited Partner.
4167  5              W2007 FINANCE SUB, LLC                    N/A        N/A        The direct holder is a
                                                                                     Non-Managing Member.
4168  3          WHITEHALL STREET GLOBAL REAL ESTATE           N/A        N/A        The direct holder is a
                   EMPLOYEE MASTER FUND 2007, L.P.                                   General Partner.
4169  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC   N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4170  4            WHITEHALL STREET GLOBAL REAL ESTATE PMD     N/A        N/A        The direct holder is a
                     QP FUND 2007, L.P.                                              Limited Partner.
4171  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       EMPLOYEE MASTER FUND 2007, L.P.                               Limited Partner.
4172  5              WHITEHALL STREET GLOBAL REAL ESTATE       N/A        N/A        The direct holder is a
                       LIMITED PARTNERSHIP 2007                                      Limited Partner.
4173  3          WHITEHALL STREET GLOBAL REAL ESTATE PMD QP    N/A        N/A        The direct holder is a
                   FUND 2007, L.P.                                                   General Partner.
4174  2        WHITEHALL STREET EMPLOYEE FUNDS 2008 GP,        N/A        N/A        The direct holder is a
                 L.L.C.                                                              Non-Managing Member.
4175  3          WHITEHALL STREET INTERNATIONAL EMPLOYEE       N/A        N/A        The direct holder is a
                   MASTER FUND 2008, L.P.                                            General Partner.
4176  4            W2008 INTERNATIONAL FINANCE SUB LTD.        100        N/A

4177  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4178  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4179  3          WHITEHALL STREET INTERNATIONAL PMD ESC FUND   100        N/A
                   2008, LTD.
4180  3          WHITEHALL STREET INTERNATIONAL PMD ESC        N/A        N/A        The direct holder is a
                   JAPAN FUND 2008, L.P.                                             General Partner.
4181  3          WHITEHALL STREET INTERNATIONAL PMD QP FUND    N/A        N/A        The direct holder is a
                   2008, L.P.                                                        General Partner.
4182  3          WHITEHALL STREET INTERNATIONAL REPIA JAPAN    N/A        N/A        The direct holder is a
                   FUND 2008, L.P.                                                   General Partner.
4183  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2001,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4184  2        WHITEHALL STREET GLOBAL EMPLOYEE FUND 2005,     N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4185  2        WHITEHALL STREET GLOBAL PCP FUND 2005, L.P.     N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4186  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4187  2        WHITEHALL STREET GLOBAL REAL ESTATE EMPLOYEE    N/A        N/A        The direct holder is a
                 MASTER FUND 2007, L.P.                                              Limited Partner.
4188  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2001                                                    Limited Partner.
4189  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2005                                                    Limited Partner.
4190  2        WHITEHALL STREET GLOBAL REAL ESTATE LIMITED     N/A        N/A        The direct holder is a
                 PARTNERSHIP 2007                                                    Limited Partner.
4191  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD ESC     N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4192  2        WHITEHALL STREET GLOBAL REAL ESTATE PMD QP      N/A        N/A        The direct holder is a
                 FUND 2007, L.P.                                                     Limited Partner.
4193  2        WHITEHALL STREET GLOBAL REPIA FUND 2001, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4194  2        WHITEHALL STREET GLOBAL REPIA FUND 2005, L.P.   N/A        N/A        The direct holder is a
                                                                                     Limited Partner.
4195  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4196  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    2          N/A
                 2005 CORP.
4197  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4198  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        100
                 2008, LTD.
4199  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE FUND    100        N/A
                 OVERRIDE SUB 2008, LTD.

4200  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    N/A        N/A        The direct holder is a
                   LIMITED PARTNERSHIP 2008                                          Limited Partner.
4201  2        WHITEHALL STREET INTERNATIONAL EMPLOYEE         N/A        N/A        The direct holder is a
                 MASTER FUND 2008, L.P.                                              Limited Partner.
4202  2        WHITEHALL STREET INTERNATIONAL OVERRIDE         100        N/A        This holding represents
                 OFFSHORE FUND 2008 SCA                                              ownership in A-2 shares.
4203  2        WHITEHALL STREET INTERNATIONAL PCP FUND 2005,   N/A        N/A        The direct holder is a
                 L.P.                                                                Limited Partner.
4204  2        WHITEHALL STREET INTERNATIONAL PMD ESC FUND     N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4205  2        WHITEHALL STREET INTERNATIONAL PMD ESC JAPAN    N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4206  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      N/A        N/A        The direct holder is a
                 2008, L.P.                                                          Limited Partner.
4207  2        WHITEHALL STREET INTERNATIONAL PMD QP FUND      100        100
                 2008, LTD.
4208  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 (LUX INVESTOR) LIMITED PARTNERSHIP 2008                             Limited Partner.
4209  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2001
4210  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2005
4211  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 CORPORATION 2008
4212  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2001                                            Limited Partner.
4213  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2005                                            Limited Partner.
4214  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      N/A        N/A        The direct holder is a
                 LIMITED PARTNERSHIP 2008                                            Limited Partner.
4215  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A
                 S.A.R.L. 2008
4216  3          WHITEHALL STREET INTERNATIONAL OVERRIDE       100        N/A        This holding represents
                   OFFSHORE FUND 2008 SCA                                            ownership in Management
                                                                                     shares.
4217  3          WHITEHALL STREET INTERNATIONAL REAL ESTATE    100        N/A        This holding represents
                   SCA 2008                                                          ownership in Management
                                                                                     shares.
4218  2        WHITEHALL STREET INTERNATIONAL REAL ESTATE      100        N/A        This holding represents
                 SCA 2008                                                            ownership in A-10 shares.

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001 (CORPORATE), L.P.                        Financial Vehicles
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2001, L.P.                                    Financial Vehicles
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2005, L.P.                                    Financial Vehicles
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        George Town             CAYMAN ISLANDS
                 2008, LTD.                                    Financial Vehicles
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       525990 - Other        Luxembourg              LUXEMBOURG
                 2008, S.A.R.L.                                Financial Vehicles
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, L.P.                               Financial Vehicles
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     525990 - Other        George Town             CAYMAN ISLANDS
                 FUND 2008, LTD.                               Financial Vehicles
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP IX                                Financial Vehicles
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP V                                 Financial Vehicles
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VI                                Financial Vehicles
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VII                               Financial Vehicles
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP VIII                              Financial Vehicles
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP X                                 Financial Vehicles
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XI                                Financial Vehicles
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XII                               Financial Vehicles
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            525990 - Other        New York       NY       UNITED STATES
                 PARTNERSHIP XIII                              Financial Vehicles

4219  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001 (CORPORATE), L.P.                                              Limited Partner.
4220  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2001, L.P.                                                          Limited Partner.
4221  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       N/A        N/A        The direct holder is a
                 2005, L.P.                                                          Limited Partner.
4222  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        100
                 2008, LTD.
4223  2        WHITEHALL STREET INTERNATIONAL REPIA FUND       100        N/A
                 2008, S.A.R.L.
4224  2        WHITEHALL STREET INTERNATIONAL REPIA JAPAN      N/A        N/A        The direct holder is a
                 FUND 2008, L.P.                                                     Limited Partner.
4225  2        WHITEHALL STREET INTERNATIONAL REPIA PMD QP     100        100
                 FUND 2008, LTD.
4226  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP IX                                                      Limited Partner.
4227  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP V                                                       Limited Partner.
4228  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VI                                                      Limited Partner.
4229  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VII                                                     Limited Partner.
4230  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP VIII                                                    Limited Partner.
4231  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP X                                                       Limited Partner.
4232  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XI                                                      Limited Partner.
4233  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XII                                                     Limited Partner.
4234  2        WHITEHALL STREET REAL ESTATE LIMITED            N/A        N/A        The direct holder is a
                 PARTNERSHIP XIII                                                    Limited Partner.

ITEM 27. NUMBER OF CONTRACT OWNERS

         As of February 28, 2011, there were 710 Contract Owners of qualified Contracts and 61 Contract Owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

RULE 484 UNDERTAKING - Article VI of the Bylaws of Commonwealth Annuity and Life Insurance Company (the Depositor) states: The Corporation shall indemnify to the full extent permitted by applicable law any person made or threatened to be made a party to any action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person or such person's testator or intestate is or was a director, officer or employee of the Corporation or serves or served at the request of the Corporation any other enterprise as a director, officer or employee. Expenses, including attorneys' fees, incurred by any such person in defending any such action, suit or proceeding shall be paid or reimbursed by the Corporation promptly upon receipt by it of an undertaking of such person to repay such expenses if such person if finally adjudicated not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Corporation or other enterprise. The Corporation shall accept such undertaking without reference to the financial ability of such person to make repayment. Notwithstanding the foregoing, no indemnification shall be provided for any person with respect to any matter as to which such person shall have been finally adjudicated not to have acted in good faith in the reasonable belief that the action was in best interests of the Corporation or other enterprise. No matter disposed of by settlement, compromise, the entry of a consent decree or the entry of any plea in a criminal proceeding, shall of itself be deemed an adjudication of not having acted in good faith in the reasonable belief that the action was in the best interest of the Corporation. The rights provided to any person by this by-law shall be enforceable against the Corporation by such person who shall be presumed to have relied upon it in serving or continuing to serve as director, officer or employee as provided above. No amendment of this by-law shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Epoch Securities, Inc. also acts as a principal underwriter for the following:

                  - VEL Account, VEL II Account, VEL Account III, Separate Account SPL-D, Separate Account IMO, Select Account III, Inheiritage Account, Separate Accounts VA A, VA B, VA C, VA G, VA H, VA K, VA-P, Commonwealth Annuity Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Separate Account FUVUL, Separate Account IMO, Commonwealth Annuity Select Separate Account, and Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company

                  - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA K, Separate Account VA-P, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

(b) The principal business address of most the following Directors and Officers is:

                  200 West Street
                  New York, NY  10282-2198

                  The principal business address of the other following Directors and Officers* is:
                  132 Turnpike Road, Suite 210
                  Southborough, MA 01772.

NAME                                          POSITION OR OFFICE WITH UNDERWRITER
----                             -----------------------------------------------------------
Steven M. Bunson                 Assistant Treasurer
Nabanita Chaterjee               Assistant Secretary
Richard Cohn                     Assistant General Counsel and Secretary
John S. Daly                     Director
Manda J. D'Agata                 Assistant Treasurer
Julie Hausen                     Assistant Secretary
Kathleen Jack                    Chief Compliance Officer, Securities Underwriting Activities
Kenneth L. Josselyn              Assistant Secretary
Robert A. Mass                   Compliance Officer
Albert P. Meo                    Finance Operations Principal
Stephen R. Pierce                Director and Vice President
Elizabeth E. Robinson            Treasurer
Matthew E. Tropp                 Assistant Secretary
Nicholas H. von Moltke*          Director, President and Chief Executive Officer
Joel Volcy*                      Chief Operating Officer
Margot Kibbe Wallin*             Chief Compliance Officer, Variable Products Distribution

         (c) As indicated in Part B (Statement of Additional Information), the following commissions and other compensation were received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

                                           (2) NET UNDERWRITING
 (1) NAME OF PRINCIPAL                         DISCOUNTS AND             (3) COMPENSATION ON      (4) BROKERAGE        (5) OTHER
 UNDERWRITER                                    COMMISSIONS                   REDEMPTION           COMMISSIONS       COMPENSATION
----------------------                     ---------------------          -------------------      ------------      ------------
Epoch Securities, Inc.                             None                          None                  N/A                N/A

As indicated in Part B (Statement of Additional Information) in response to Item 20(c), there were no commissions retained by Epoch Securities, Inc., the principal underwriter of the Contracts, for sales of variable contracts funded by the Registrant in 2010. No other commission or other compensation was received by Epoch Securities, Inc., directly or indirectly, from the Registrant during the Registrant's last fiscal year.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

         Each account, book or other document required to be maintained by
         Section 31(a) of the Investment Company Act of 1940 and Rules 31a 1 to 31a 3 thereunder are maintained for the Company by Security Benefit Life Insurance Company at One Security Benefit Place, Topeka, Kansas.

ITEM 31. MANAGEMENT SERVICES

         The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32. UNDERTAKINGS

         (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

         (b) The Registrant hereby undertakes to include as part of the application to purchase a Contract a space that the applicant can check to request a Statement of Additional Information.

         (c) The Registrant hereby undertakes to deliver a Statement of Additional Information and any financial statements promptly upon written or oral request, according to the requirements of Form N-4.

         (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

         (e) Commonwealth Annuity and Life Insurance Company hereby represents that the aggregate fees and charges deducted under the Contracts are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(B) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Registrant, a separate account of Commonwealth Annuity and Life Insurance Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

         1. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

         2. Appropriate disclosures regarding the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

         3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption withdrawal restrictions imposed by the Program and by Section 403(b)(11) to the attention of potential participants.

         4. A signed statement acknowledging the participant's understanding of (i) the restrictions on redemption withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Southborough, and Commonwealth of Massachusetts, on the 18th day of April, 2011.

                    COMMONWEALTH ANNUITY SEPARATE ACCOUNT A
              OF COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

                    By: /s/ Scott D. Silverman

                    Scott D. Silverman, Senior Vice President,
                    General Counsel, and Secretary

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES                                             TITLE                               DATE
----------                                             -----                              -----
/s/ John J. Fowler                Senior Vice President and Chief Financial         April 18, 2011
--------------------------------  Officer
John J. Fowler

Allan S. Levine*                  Chairman of the Board
--------------------------------

Manda J. D'Agata*                 Director, Vice President and Treasurer
--------------------------------

Donald R. Mullen*                 Director
--------------------------------

Kathleen M. Redgate*              Director
--------------------------------

Michael S. Rotter*                Director and Vice Chairman
--------------------------------

Nicholas H. von Moltke*           Director, President, and Chief Executive
--------------------------------  Officer

Jane S. Grosso*                   Vice President and Controller
--------------------------------  (Chief Accounting Officer)

*Scott D. Silverman, by signing his name hereto, does hereby sign this document on behalf of each of the above-named Directors and Officers of the Registrant pursuant to the Powers of Attorney dated April 1, 2011 duly executed by such persons.

/s/ Scott D. Silverman
------------------------------------
Scott D. Silverman, Attorney-in-Fact
(333-141019) Preferred Plus

                                  EXHIBIT TABLE


Exhibit 8 (b)      Directors' Powers of Attorney

Exhibit 10         Consent of Independent Registered Public Accounting Firm